                                                                      iShares(R)

iShares(R) RUSSELL SERIES



                                   [PICTURE]

                                    iShares

                                                                  MARCH 31, 2002







                       2002 ANNUAL REPORT TO SHAREHOLDERS

Table of Contents

Shareholder Letter...............................................     1
Market Overview..................................................     3
Managers' Discussion & Analysis..................................     4
Schedules of Investments.........................................    12
   iShares Russell 3000 Index Fund...............................    12
   iShares Russell 3000 Growth Index Fund........................    47
   iShares Russell 3000 Value Index Fund.........................    67
   iShares Russell 2000 Index Fund...............................    89
   iShares Russell 2000 Growth Index Fund........................   111
   iShares Russell 2000 Value Index Fund.........................   126
   iShares Russell 1000 Index Fund...............................   141
   iShares Russell 1000 Growth Index Fund........................   153
   iShares Russell 1000 Value Index Fund.........................   160
   iShares Russell Midcap Index Fund.............................   168
   iShares Russell Midcap Growth Index Fund......................   177
   iShares Russell Midcap Value Index Fund.......................   182
Financial Statements.............................................   189
Financial Highlights.............................................   199
Notes to the Financial Statements................................   203
Report of Independent Accountants................................   211
Tax Information (Unaudited)......................................   212
Shareholder Meeting Results (Unaudited)..........................   212
Supplemental Information (Unaudited).............................   213
Trustees Information (Unaudited).................................   220

                       THIS PAGE INTENTIONALLY LEFT BLANK.

To Our Shareholders

2001 was a troubling year for us all: as investors, as business people and as human beings. The year was marked by scores of company closings and layoffs, the near-evaporation of IPOs, a plunging euro and rumblings of a recession. Then there was the emotional shock of September 11, which in turn set off deep financial aftershocks still being felt to this day.

It was truly a "baptism by fire" for iShares. After all, iShares were launched only a short time before this complicated period began. By the close of our fiscal year, most traditional mutual funds had shrunk in size, hundreds had shut down entirely,/1/ and plans for dozens of new ones were quietly put on hold.

But iShares followed a very different course this year. Instead of shrinking in size, iShares' assets under management grew to over $21 billion by the close of fiscal year 2001, up from $9.1 billion at the end of the previous fiscal year. In fact, iShares became the nation's third-fastest growing family of equity funds/2/, surpassing some of the most established and best-known mutual fund groups.

And instead of holding back on new offerings in 2001, Barclays Global Investors opened 19 new iShares funds. With a total of 77 different funds, iShares now gives its investors nearly four times more ways to structure their portfolios than any other provider of exchange traded funds (ETFs).

How do we explain such success? Typically, investments that achieve sudden popularity in troubling times are those few "hot funds" which managed to outperform the market benchmarks. That's not the case with iShares. Our funds are designed to neither over- nor underperform their benchmarks, but instead, to seek investment results that correspond to their benchmarks.

The fundamental appeal of iShares transcends the market's daily ups and downs. We believe that in 2001, investors and their advisors began to recognize iShares as not merely an investment choice, but as a new type of investment tool.

We call them "industrial strength" investment tools, and there are four simple reasons which are worth keeping in mind when you and your advisor next rebalance your portfolio.

First, iShares embody a key goal of institutional investors: generating additional returns without taking on additional risk. iShares seek to do this by simply taking less of a bite out of a fund's returns through lower capital gains and management fees. These are not insignificant savings. It's estimated that between 1994 and 1999, investors in diversified U.S. stock funds lost, on average, 15% of their annual gains to taxes./3/ iShares, on the other hand, are managed in a way that keeps capital gains to a minimum. (During the calender year 2001, for instance, none of our domestic iShares funds distributed any capital gains.) By the same token, we're also able to keep fund management fees low -- on average, about half that of traditional actively managed mutual funds/4/.

Second, iShares embody a key tactic of institutional investors: uncomplicated diversification. The benefits of diversification (as compared to "stock picking") are well documented. It's possible, of course, to diversify by hand-selecting a wide variety of stocks within an asset class. But to do it accurately is complicated and time-consuming -- all to merely approximate what an index fund already does. This is a reason why $1.65 trillion institutional assets are invested in index funds such as iShares/5/.

____________________
/1/John Hechinger, Hey, Where Did My Mutual Fund Go?, The Wall Street Journal, April 17, 2002.
/2/Financial Research Corporation (FRC) database, BGI analysis.
/3/Jonathan Clements, Fund Distributions are a Taxing Problem; How the Tax Man Dines on Your Funds, The Wall Street Journal, August 1999.
/4/Source: Morningstar Principia, BGI analysis 6/01.
/5/Source: Pensions & Investments, 9/17/01.

Shareholder Letter                                                             1

Third, iShares embody a key strategy of institutional investors: modular asset allocation. With so many different iShares to choose from, each focusing on a very specific slice of the equity market, investors have tremendous flexibility in structuring their portfolios to meet specific needs.

The fourth reason we call iShares "industrial strength" is that they come to you from Barclays Global Investors. BGI is the world's largest institutional asset manager/6/, with over two thousand institutional clients around the world. You might also be interested to know that BGI has a longer track record in index-based investing than any other fund manager -- in fact, it was BGI that created the world's first index strategy, over thirty years ago.

In 2002 we will be working closely with the financial advisor community to develop new strategies for structuring their clients' portfolios more effectively. And we will continue to improve the online tools and services available to iShares investors and advisors. (If you haven't visited www.iShares.com in a while, we invite you to do so. You'll discover a number of powerful tools and videos, which led Forbes Magazine to name it "Best of the Web" among all ETF sites/7/.)

On behalf of iShares Trust and our colleagues at BGI, we thank you for making iShares a part of your portfolio, and look forward to meeting your needs in the year ahead.



  /s/ Garrett F. Bouton                          /s/ Lee T. Kranefuss
  Garrett F. Bouton                              Lee T. Kranefuss
  President and Chairman of the                  Vice President of iShares Trust
  Board of Trustees of iShares Trust

______________________
/6/Source: Pensions & Investments, 5/14/01.
/7/Forbes Winter 2001.

2                                     2002 iShares Annual Report to Shareholders

Market Overview

U.S. Equity Markets

The U.S. stock market endured another volatile period during the twelve months ended March 31, 2002. For most of the period, earnings disappointments, job cuts, and weak economic indicators continued to plague equity markets. In response to the bleak economic signs and weak markets, the Federal Reserve Board (the "Fed") continued its campaign to stimulate the sagging economy. After eight rate cuts, the Fed had lowered short-term rates a total of 3.75%. By year-end, the federal funds rate stood at 1.75%, its lowest level in 40 years. The Federal government also acted to stimulate the economy. In the second quarter, a $1.35 trillion tax cut was passed, including a tax rebate intended to inject capital into the economy.

Despite these actions, discouraging economic signs and poor earnings growth weighed on the markets for much of the year. The events of September 11 accelerated the broad market sell off. After remaining closed for four business days following September 11, equity markets reopened on September 17. Despite the combined effects of monetary stimulus from the Fed and fiscal stimulus from the federal government, equity markets declined sharply through the remainder of the month. The losses resulted in the largest quarterly declines for both the S&P 500 Index and the Dow Jones Industrial Average since the quarter that included the stock market crash of 1987.

Finally, in the fourth quarter, markets rallied. Other economic indicators delivered positive news: inventories declined, factory orders surged, housing starts increased, and consumer confidence rose. Although job losses remained high and third quarter GDP shrank, many investors found cause to be optimistic about economic recovery. In January, additional positive news helped to boost consumer confidence. Newly released figures showed that fourth quarter 2001 GDP had grown 0.2%, ahead of the 1.1% decline predicted by many analysts. By the end of January, the jobless rate declined to 5.6%, ending eight straight months of increases. Citing these improvements in the economy, the Fed left short-term rates unchanged at its January meeting. Not all news was positive, however: most notably, accounting concerns resulting from Enron's and Arthur Andersen's problems dominated the news and drove many investors from stock markets. In March, the Fed left rates unchanged for a second time, and also shifted its risk assessment to a neutral stance between weakness and recession. More encouraging data was released in late March: the previously reported 0.2% fourth quarter 2001 GDP growth rate was revised upward again, to a surprising 1.7%. In addition, the Conference Board's consumer-confidence index climbed to 110.2 in March from 95 in February; and statistics from the Department of Commerce indicated that orders for durable goods rose 1.5% from January to February.

U.S. Fixed Income Markets

Like U.S. equity markets, bond markets experienced a volatile period. However, because what is positive for stocks typically tends to be negative for bonds and vice versa, the bond markets' performance pattern was in opposition to the equities markets' performance.

During the second quarter of 2001, the signs of possible economic recovery that had temporarily buoyed equity markets hurt bonds, particularly long-term Treasury bonds. Because the prospect of economic strength brought with it the potential for inflation, long-term rates crept up during the second quarter. The Federal government's tax cut also lowered projections of future government budget surpluses. This led investors to conclude that the Treasury would not be able to buy back as many of its outstanding bonds. Meanwhile, additional Fed rate cuts helped short-term yields to drift lower through the second quarter.

In the wake of the September 11 events, the Fed lowered short-term rates in an attempt to boost investor confidence. This move caused a further steepening of the yield curve. A flight to quality that led investors from equities and lower-quality bonds to the safe haven of government securities, particularly short-term issues, contributed to the phenomenon. For Treasury bonds, yields reached their lows in early November before spiking upward as investors began anticipating an economic recovery. The stock market rebounded strongly, and the campaign in Afghanistan progressed successfully. Long-term bonds rallied more than 8.5% in October, when the Treasury announced its suspension of the 30-year bond, but erased those gains in November and December as yields increased.

During the first two months of 2002, fixed-income markets posted gains, benefiting from investors' apprehension about equity markets. However, the encouraging economic news released in March renewed the possibility of inflation, and bond yields spiked up during the month, giving up the gains of the previous two months.

Market Overview                                                                3

Managers' Discussion & Analysis

                        iShares Russell 3000 Index Funds
                           Performance as of 3/31/02

------------------------------------------------------------------------------------------------------------------------
                                                Average Annual Total Returns                  Cumulative Total Returns
                                   -------------------------------------------------------  ----------------------------
                                      Year Ended 3/31/02         Inception to 3/31/02*         Inception to 3/31/02*
                                   -------------------------  ----------------------------  ----------------------------
iShares Index Fund                   NAV    Market    INDEX     NAV      Market    INDEX      NAV      Market    INDEX
--------------------               -------  -------  -------  --------  --------  --------  --------  --------  --------
Russell 3000                         1.35 %   1.57 %   1.77 %   (8.23)%   (7.80)%   (7.96)%  (14.76)%  (13.95)%  (14.29)%
Russell 3000 Growth                 (1.95)%  (0.15)%  (1.47)%  (27.42)%  (24.60)%  (27.34)%  (41.77)%  (37.72)%  (41.53)%
Russell 3000 Value                   5.34 %   5.79 %   5.67 %    5.32 %    6.27 %    5.62 %    9.13 %   10.73 %    9.61 %
------------------------------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (05/22/00, 07/24/00 and 07/24/00, respectively) for the NAV and Index returns and from the first day of trading (05/26/00, 07/28/00 and 07/28/00, respectively) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. Cumulative total return represents the change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. Market Price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market price returns may differ. Further discussion of Market Price and NAV can be found in the Supplemental Information, located elsewhere in this report. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                                 Sector Breakout
                               RUSSELL 3000 INDEX

                                    [GRAPHIC]

                         Autos & Transportation   2.35%
                         Consumer Discretionary  13.53%
                         Consumer Staples         6.99%
                         Financial Services      21.40%
                         Health Care             14.71%
                         Integrated Oils          4.21%
                         Materials & Processing   3.53%
                         Other                    4.60%
                         Other Energy             1.84%
                         Producer Durables        3.88%
                         Technology              15.22%
                         Utilities                7.74%


                            RUSSELL 3000 GROWTH INDEX

                                    [GRAPHIC]

                         Autos & Transportation   0.82%
                         Consumer Discretionary  15.70%
                         Consumer Staples         7.41%
                         Financial Services      10.49%
                         Health Care             24.83%
                         Integrated Oils          0.06%
                         Materials & Processing   0.76%
                         Other                    7.10%
                         Other Energy             2.32%
                         Producer Durables        3.38%
                         Technology              25.48%
                         Utilities                1.65%

                            RUSSELL 3000 VALUE INDEX

                                    [GRAPHIC]

                         Autos & Transportation   3.79%
                         Consumer Discretionary  11.50%
                         Consumer Staples         6.59%
                         Financial Services      31.62%
                         Health Care              5.23%
                         Integrated Oils          8.11%
                         Materials & Processing   6.13%
                         Other                    2.25%
                         Other Energy             1.39%
                         Producer Durables        4.35%
                         Technology               5.60%
                         Utilities               13.44%

4                                     2002 iShares Annual Report to Shareholders

The broad U.S. equity market, as measured by the Russell 3000 Index, experienced a tumultuous twelve-month period ended March 31, 2002 (the "reporting period"). The iShares Russell 3000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Index. The Index returned 1.77% during the reporting period. The Ishares Russell 3000 Growth Index Fund and Ishares Russell 3000 Value Index Fund seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Russell 3000 Index, as measured by the Russell 3000 Growth Index and the Russell 3000 Value Index, respectively. For the reporting period, the Russell 3000 Growth Index declined 1.47%, while the Russell 3000 Value Index returned 5.67%. For the same period, the iShares Russell 3000 Index Fund returned 1.35%; the Growth Fund was down 1.95% and the Value Fund returned 5.34%.

Volatility and market declines dominated much of the reporting period. The Federal Reserve Board (the "Fed") continued to lower rates to revive the sluggish economy, but results were slow to appear. Early in the period, the federal government's proposed $1.35 trillion tax cut package was followed by news that the GDP growth rate for the first quarter was a higher-than-expected 2%. Markets responded to the positive news, and experienced one of the best Aprils in a decade. However, May 2001 brought another dose of reality, when the first quarter GDP number was revised downward. The summer months brought weak corporate earnings reports, high unemployment claims, and warnings of lower future revenues. The terrorist attacks on September 11 dealt the frail economy another blow. Despite a 0.50% rate cut before markets reopened and fiscal stimulus provided by the federal government, markets slumped through the end of September.

By the fourth quarter, however, investor sentiment appeared to have turned positive. Although heavy job losses continued into the fourth quarter and the third quarter GDP figure was revised down to -1.1%, the combined effects of lower interest rates, rising stock prices, and falling oil prices appeared to boost consumer confidence. Leading indicators averaged an increase of 0.5%, with six of the ten components reflecting positive numbers. Further signs of an improving economy emerged in the first quarter of 2002. Fourth quarter 2001 GDP growth, originally estimated at -1.1%, was revised upward in February to 0.2%, and again in March to a robust 1.7%. The unexpected strength led the Fed to leave rates unchanged during the quarter. Also helping to boost markets, the unemployment rate declined during the period, durable goods orders rose, and, in March, consumer confidence jumped a surprising 15%.

Keeping with previous trends, growth stocks' performance trailed the performance for value stocks during the reporting period. That trend was reflected in the sector performance within the Russell 3000 Index. Materials and processing (3.53% of the Index as of March 31, 2002) logged the strongest gains over the period, returning 19.68%. Producer durables (3.88% of the Index as of March 31, 2002) and consumer staples (6.99% of the Index as of March 31, 2002) rose 16.48% and 14.70%, respectively. The biggest losses over the period came from the utilities (7.74% of the Index as of March 31, 2002) and energy (1.84% of the Index as of March 31, 2002) sectors, which declined 17.73% and 30.98%, respectively, during the reporting period. Technology shares (15.22% of the Index as of March 31, 2002), fell 7.91%.

In terms of individual holdings, Johnson & Johnson (1.73% of the Russell 3000 Index as of March 31, 2002) posted strong gains, climbing 50.46% during the period. Wal-Mart Stores Inc. (1.47% of the Index as of March 31, 2002) gained 22.04%, and Intel (1.77% of the Index) returned 15.88%. On the negative side, American International Group Inc. (1.44% of the Index as of March 31, 2002) fell 10.20%, General Electric Co. (3.23% of the Index as of March 31, 2002) declined 9.02%, and Pfizer Inc. (2.17% of the Index as of March 31, 2002) lost 1.89%.

                        iShares Russell 3000 Index Funds
                          GROWTH OF $10,000 INVESTMENT

                                   [GRAPHIC]

              iShares       iShares Russell   iShares Russell
            Russell 3000      3000 Growth       3000 Value        Russell        Russell 3000       Russell 3000
             Index Fund        Index Fund       Index Fund      3000 Index      Growth Index        Value Index
5/22/00        $10,000                -                -         $10,000                 -                 -
6/30/00        $10,451                -                -         $10,458                 -                 -
7/24/00              -          $10,000          $10,000                           $10,000           $10,000
9/30/00        $10,520          $ 9,486          $10,558         $10,536           $ 9,481           $10,555
12/31/00       $ 9,574          $ 7,468          $10,959         $ 9,587           $ 7,464           $10,965
3/31/01        $ 8,410          $ 5,937          $10,361         $ 8,422           $ 5,934           $10,373
6/30/01        $ 8,983          $ 6,474          $10,909         $ 9,001           $ 6,476           $10,928
9/30/01        $ 7,579          $ 5,176          $ 9,695         $ 7,596           $ 5,180           $ 9,714
12/31/01       $ 8,446          $ 5,977          $10,453         $ 8,489           $ 5,999           $10,491
3/31/02        $ 8,523          $ 5,822          $10,915         $ 8,572           $ 5,846           $10,961

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                                5

Managers' Discussion & Analysis


                        iShares Russell 2000 Index Funds
                           Performance as of 3/31/02

-------------------------------------------------------------------------------------------------------------------------
                                                Average Annual Total Returns                   Cumulative Total Returns
                                 ----------------------------------------------------------  ----------------------------
                                      Year Ended 3/31/02          Inception to 3/31/02*         Inception to 3/31/02*
                                 ----------------------------  ----------------------------  ----------------------------
iShares Index Fund                 Nav      Market    Index      Nav      Market    Index      Nav      Market    Index
------------------               --------  --------  --------  --------  --------  --------  --------  --------  --------
Russell 2000                      13.40%    12.90%    13.98%     4.80%     6.22%     5.33%     9.12%    11.81%    10.14%
Russell 2000 Growth                4.24%     3.32%     4.95%   (19.13)%  (15.73)%  (18.85)%  (30.12)%  (24.95)%  (29.59)%
Russell 2000 Value                23.05%    22.53%    23.74%    22.24%    22.55%    22.90%    40.33%    40.63%    41.41%
-------------------------------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (05/22/00, 07/24/00 and 07/24/00, respectively) for the NAV and Index returns and from the first day of trading (05/26/00, 07/28/00 and 07/28/00, respectively) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. Cumulative total return represents the change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. Market Price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market price returns may differ. Further discussion of Market Price and NAV can be found in the Supplemental Information, located elsewhere in this report. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                                Sector Breakout
                               RUSSELL 2000 INDEX

                                  [PIE CHART]

Autos & Transportation   3.99%
Consumer Discretionary  18.99%
Consumer Staples         3.19%
Financial Services      22.09%
Health Care             11.46%
Integrated Oils          0.03%
Materials & Processing   9.32%
Other                    0.82%
Other Energy             3.10%
Producer Durables        9.69%
Technology              12.70%
Utilities                4.62%


                           RUSSELL 2000 GROWTH INDEX

                                  [PIE CHART]

Autos & Transportation   2.13%
Consumer Discretionary  21.70%
Consumer Staples         2.01%
Financial Services      11.01%
Health Care             21.24%
Integrated Oils          0.04%
Materials & Processing   3.50%
Other                    0.62%
Other Energy             5.00%
Producer Durables       11.41%
Technology              19.66%
Utilities                1.68%


                            RUSSELL 2000 VALUE INDEX

                                  [PIE CHART]

Autos & Transportation   5.57%
Consumer Discretionary  16.69%
Consumer Staples         4.19%
Financial Services      31.48%
Health Care              3.16%
Integrated Oils          0.02%
Materials & Processing  14.26%
Other                    1.01%
Other Energy             1.49%
Producer Durables        8.23%
Technology               6.79%
Utilities                7.11%

6                                     2002 iShares Annual Report to Shareholders

Small capitalization stocks, as measured by the Russell 2000 Index, endured continued market volatility during the twelve-month period ended March 31, 2002 (the "reporting period"). The iSHARES RUSSELL 2000 INDEX FUND seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index. The Russell 2000 Index returned 13.98% during the reporting period. The iSHARES RUSSELL 2000 GROWTH INDEX FUND and iSHARES RUSSELL 2000 VALUE INDEX FUND seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Russell 2000 Index, as measured by the Russell 2000 Growth Index and the Russell 2000 Value Index, respectively. For the reporting period, the Russell 2000 Growth Index returned 4.95%, while the Russell 2000 Value Index returned 23.74%. For the same period, the iShares Russell 2000 Index Fund returned 13.40%; the Growth Fund returned 4.24% and the Value Fund returned 23.05%.

The reporting period opened amid the same familiar themes of earnings warnings, layoffs, and weak economic reports. On April 4, 2001, the Nasdaq Composite dipped to 1,638, having lost two-thirds of its value since its high on March 10, 2000. In an effort to stimulate the slowing economy, the Federal Reserve Board (the "Fed"), led an aggressive campaign of lowering short-term interest rates throughout much of the period. Initially, the Fed moves, combined with a proposed tax cut in April and some encouraging economic figures, helped drive the equity markets up: the Nasdaq returned 15% for the month of April alone. However, the optimism was short-lived, and stock prices generally drifted lower over the next few months. On September 11, the terrorist attacks that impacted the emotions of all Americans also rattled an already shaky market. Equity prices fell sharply through the end of September.

The fourth quarter delivered a dose of optimism to market-weary investors. Newly-released economic indicators revealed encouraging news: factory orders grew as inventories diminished, housing starts climbed, and consumer spending rebounded. In the first quarter of 2002, more positive news provided encouragement. Fourth quarter 2001 GDP growth, originally estimated at -1.1%, was revised upward in February to 0.2%, and again in March to a robust 1.7%. The unexpected strength led the Fed to leave rates unchanged during the quarter. Also helping to boost markets, the unemployment rate declined during the period, durable goods orders rose, and, in March, consumer confidence jumped a surprising 15%.

Continuing their trend, value stocks soundly outperformed growth stocks during the reporting period. During the first half of the reporting period, the global economic slowdown led to lower demand for energy. Although demand increased during the second half, conflict in the Middle East hurt energy company shares. As a result, energy stocks (3.10% of the Russell 2000 Index as of March 31, 2002) declined 14.33% as a group. Thanks to strong consumer spending levels, both consumer staples (3.19% of the Index as of March 31, 2002) and consumer discretionary stocks (18.99% of the Index as of March 31, 2002) performed well, returning 33.51% and 26.12%, respectively. Autos and transportation (3.99% of the Index as of March 31, 2002), which enjoyed a surge in sales in the fourth quarter as a result of zero-percent financing campaigns, rose 29.71% over the period.

In terms of individual holdings, four of the Russell 2000 Index's ten largest positions delivered triple-digit returns during the period. Michaels Stores Inc. (0.30% of the Index as of March 31, 2002) took the lead with a 152.53% return. Arvinmeritor Inc. (0.23% of the Index as of March 31, 2002) gained 113.94%, while Ball Corp. (0.31% of the Index as of March 31, 2002) and Owens-Illinois Inc. (0.30% of the Index as of March 31, 2002) climbed 108.02% and 100.00%, respectively.


                        iShares Russell 2000 Index Funds
                          GROWTH OF $10,000 INVESTMENT

                                  [LINE GRAPH]

                   iShares        iShares Russell iShares Russell
                 Russell 2000       2000 Growth      2000 Value   Russell 2000 Russell 2000   Russell 2000
                  Index Fund        Index Fund      Index Fund       Index     Growth Index    Value Index
     5/22/00        $10,000                                         $10,000
     6/30/00        $10,977                                         $10,981
     7/24/00                         $10,000          $10,000                     $10,000       $10,000
     9/30/00        $11,054          $ 9,910          $10,452       $11,102       $ 9,914       $10,469
    12/31/00        $10,294          $ 7,905          $11,298       $10,335       $ 7,912       $11,318
     3/31/01        $ 9,622          $ 6,703          $11,405       $ 9,663       $ 6,709       $11,428
     6/30/01        $10,983          $ 7,894          $12,723       $11,043       $ 7,915       $12,757
     9/30/01        $ 8,690          $ 5,673          $11,014       $ 8,748       $ 5,692       $11,056
    12/31/01        $10,497          $ 7,129          $12,815       $10,592       $ 7,182       $12,904
     3/31/02        $10,911          $ 6,987          $14,033       $11,013       $ 7,041       $14,139

     Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                                7

Managers' Discussion & Analysis


                        iShares Russell 1000 Index Funds
                           Performance as of 3/31/02

--------------------------------------------------------------------------------------------------------------------------
                                                Average Annual Total Returns                   Cumulative Total Returns
                                 ----------------------------------------------------------  ----------------------------
                                      Year Ended 3/31/02          Inception to 3/31/02*         Inception to 3/31/02*
                                 ----------------------------  ----------------------------  ----------------------------
iShares Index Fund                 NAV      Market    Index      NAV      Market    Index      NAV      Market    Index
------------------               --------  --------  --------  --------  --------  --------  --------  --------  --------
Russell 1000                       0.68%     0.81%     0.87%   (10.73)%   (9.37)%  (10.58)%  (19.21)%  (16.80)%  (18.96)%
Russell 1000 Growth               (2.30)%   (1.66)%   (2.00)%  (21.96)%  (21.38)%  (21.75)%  (36.95)%  (35.91)%  (36.63)%
Russell 1000 Value                 4.22%     4.64%     4.38%     2.92%     3.68%     3.08%     5.49%     6.91%     5.79%
-------------------------------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (05/15/00, 05/22/00 and 05/22/00, respectively) for the NAV and Index returns and from the first day of trading (05/19/00, 05/26/00 and 05/26/00, respectively) for the Market return.

Average annual total return represents the average annual change in value of an investment over the periods indicated. Cumulative total return represents the change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. Market Price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market price returns may differ. Further discussion of Market Price and NAV can be found in the Supplemental Information, located elsewhere in this report. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                                Sector Breakout
                               RUSSELL 1000 INDEX

                                  [PIE CHART]

Autos & Transportation   2.23%
Consumer Discretionary  13.10%
Consumer Staples         7.28%
Financial Services      21.34%
Health Care             14.97%
Integrated Oils          4.54%
Materials & Processing   3.08%
Other                    4.90%
Other Energy             1.74%
Producer Durables        3.42%
Technology              15.42%
Utilities                7.98%


                           RUSSELL 1000 GROWTH INDEX

                                  [PIE CHART]

Autos & Transportation   0.72%
Consumer Discretionary  15.25%
Consumer Staples         7.81%
Financial Services      10.45%
Health Care             25.09%
Integrated Oils          0.07%
Materials & Processing   0.56%
Other                    7.58%
Other Energy             2.12%
Producer Durables        2.79%
Technology              25.91%
Utilities                1.65%


                            RUSSELL 1000 VALUE INDEX

Autos & Transportation   3.64%
Consumer Discretionary  11.07%
Consumer Staples         6.79%
Financial Services      31.64%
Health Care              5.40%
Integrated Oils          8.77%
Materials & Processing   5.46%
Other                    2.36%
Other Energy             1.38%
Producer Durables        4.03%
Technology               5.50%
Utilities               13.96%

8                                     2002 iShares Annual Report to Shareholders

The iShares Russell 1000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Index. For the twelve-month period ended March 31, 2002 (the "reporting period"), the Index returned 0.87%. The iShares Russell 1000 Growth Index Fund and iShares Russell 1000 Value Index Fund seek investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Russell 1000 Index, as measured by the Russell 1000 Growth Index and the Russell 1000 Value Index, respectively. During the reporting period, the Russell 1000 Growth Index declined 2.00% and the Russell 1000 Value Index returned 4.38%. For the same period, the iShares Russell 1000 Index Fund returned 0.68%; the Growth Fund was down 2.30% and the Value Fund returned 4.22%.

Stock markets struggled through the first half of the reporting period, driven by many of the same familiar themes from previous reporting periods: corporations announced layoffs and missed earnings targets, economic signs weakened, and the Federal Reserve Board (the "Fed") continued its aggressive easing of monetary policy in an attempt to help the economy sidestep a recession. By July, second quarter earnings brought another wave of lower earnings reports from Corporate America. Compounding the bleak outlook, second quarter GDP growth was reported at 0.2%, and by August, unemployment claims had risen to 4.9%. The terrorist attacks on September 11 dealt the frail economy another blow, robbing investors of their confidence in the markets.

By the fourth quarter, however, hints of recovery emerged. Economic indicators delivered positive news: inventories declined, factory orders surged, housing starts increased, and consumer confidence rose. Although job losses remained high and GDP growth shrank, many investors found cause to be optimistic about economic recovery. In the first quarter of 2002, those signs strengthened:
Thanks to consumer spending and inventory building in the fourth quarter of 2001, GDP growth sharply exceeded analysts' expectations. Faced with renewed economic strength, the Fed left rates unchanged during the first quarter of 2002 and changed its risk assessment to a neutral stance. Additional positive news came during the quarter, in the form of increased durable goods orders and a jump in consumer confidence levels.

Continuing the trend that began in 2000, value stocks outperformed growth stocks during the reporting period. Within the Russell 1000 Index, the two sectors that were the most adversely affected were energy (1.74% of the Index as of March 31, 2002) and utilities (7.98% of the Index as of March 31, 2002), which declined 32.83% and 18.06%, respectively. Declining demand for energy in the face of slower global economic growth, combined with conflicts in the Middle East hurt these sectors. Technology (15.42% of the Index as of March 31, 2002) continued to be negatively affected by the flight away from "new economy" growth shares, falling 8.12%. The two strongest performers were materials and processing (3.08% of the Index as of March 31, 2002) and consumer staples (7.28% of the Index as of March 31, 2002), which gained 18.80% and 14.04%, respectively.

In terms of individual Russell 1000 Index holdings, Johnson & Johnson (1.87% of the Index as of March 31, 2002) delivered impressive gains, rising 50.46%. Wal-Mart Stores Inc. (1.59% of the Index as of March 31, 2002) gained 22.04%, and Intel Corp. (1.91% of the Index as of March 31, 2002) recovered from early losses to post a 15.88% gain. American International Group Inc. (1.55% of the Index as of March 31, 2002) fell 10.20%.

                        iShares Russell 1000 Index Funds
                          GROWTH OF $10,000 INVESTMENT

                                  [LINE GRAPH]

                  iShares       iShares Russell  iShares Russell               Russell     Russell
                Russell 1000      1000 Growth      1000 Value    Russell    1000 Growth  1000 Value
                 Index Fund       Index Fund       Index Fund   1000 Index     Index       Index
    5/15/00        $10,000                                       $10,000
    5/22/00                         $10,000          $10,000                  $10,000     $10,000
    6/30/00        $10,033          $10,987          $ 9,620     $10,043      $10,983     $ 9,634
    9/30/00        $10,100          $10,374          $10,382     $10,115      $10,393     $10,392
   12/31/00        $ 9,178          $ 8,159          $10,756     $ 9,189      $ 8,174     $10,766
    3/31/01        $ 8,025          $ 6,453          $10,122     $ 8,034      $ 6,466     $10,135
    6/30/01        $ 8,527          $ 6,993          $10,612     $ 8,541      $ 7,010     $10,630
    9/30/01        $ 7,228          $ 5,634          $ 9,448     $ 7,240      $ 5,649     $ 9,466
   12/31/01        $ 8,022          $ 6,475          $10,140     $ 8,045      $ 6,505     $10,164
    3/31/02        $ 8,079          $ 6,305          $10,550     $ 8,105      $ 6,337     $10,579

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                                9

Managers' Discussion & Analysis

                       iShares Russell Midcap Index Funds
                           Performance as of 3/31/02



-----------------------------------------------------
                                  Total Returns
                            -------------------------
                              Inception to 3/31/02*
                            -------------------------
 iShares Index Fund           NAV    Market    Index
 ------------------         -------  -------  -------
 Midcap                      3.08%    4.18%    3.19%
 Midcap Growth              (3.75)%  (2.51)%  (3.55)%
 Midcap Value                7.14%    7.99%    7.27%
------------------------------------------------------

  * Since inception total return periods are calculated from inception date (07/17/01, 07/17/01 and 07/17/01, respectively) for the NAV and Index returns and from the first day of trading (07/20/01, 07/20/01 and 07/20/01, respectively) for the Market return.

Total return represents the change in value of an investment over the periods indicated. A Fund's per share net asset value or "NAV" is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund, and the Market return is based on the market price per share of the Fund. The price used to calculate "market" returns ("Market Price") is the price of the last reported trade for shares of the Fund on any national securities exchange or other major U.S. market. Market Price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market price returns may differ. Further discussion of Market Price and NAV can be found in the Supplemental Information, located elsewhere in this report. Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

                                Sector Breakout
                              RUSSELL MIDCAP INDEX

                                  [PIE CHART]

Autos & Transportation   3.24%
Consumer Discretionary  17.87%
Consumer Staples         4.07%
Financial Services      21.10%
Health Care             11.52%
Integrated Oils          1.71%
Materials & Processing   7.04%
Other                    2.24%
Other Energy             4.04%
Producer Durables        6.40%
Technology              12.21%
Utilities                8.56%


                          RUSSELL MIDCAP GROWTH INDEX

                                  [PIE CHART]

Autos & Transportation   1.07%
Consumer Discretionary  21.53%
Consumer Staples         2.26%
Financial Services      11.42%
Health Care             23.31%
Integrated Oils          0.37%
Materials & Processing   2.78%
Other                    0.36%
Other Energy             6.25%
Producer Durables        6.81%
Technology              22.95%
Utilities                0.89%


                           RUSSELL MIDCAP VALUE INDEX

                                  [PIE CHART]

Autos & Transportation   4.44%
Consumer Discretionary  15.82%
Consumer Staples         5.07%
Financial Services      26.50%
Health Care              4.95%
Integrated Oils          2.46%
Materials & Processing   9.42%
Other                    3.29%
Other Energy             2.82%
Producer Durables        6.17%
Technology               6.23%
Utilities               12.83%


10                                    2002 iShares Annual Report to Shareholders

The iShares Russell Midcap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index. From its inception on July 17, 2001 through March 31, 2002 (the "reporting period"), the Index returned 3.19%. The iShares Russell Midcap Growth Index Fund and Ishares Russell Midcap Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the growth and value components of the Russell Midcap Index, as measured by the Russell Midcap Growth Index and the Russell Midcap Value Index, respectively. During the reporting period, the Russell Midcap Growth Index declined 3.55% and the Russell Midcap Value Index returned 7.27%. For the same period, the iShares Russell Midcap Index Fund returned 3.08%; the Growth Fund was down 3.75% and the Value Fund returned 7.14%.

Volatile markets and signs of a weakening economy dominated the first half of the reporting period. The Federal Reserve Board (the "Fed") continued lowering rates in an effort to revive the slowing economy, ultimately bringing the discount rate to 1.75%. Despite the Fed's actions and the federal government's proposed $1.35 trillion tax cut package, the economy was slow to respond. In May, the first quarter GDP number was revised downward. The summer months brought weak corporate earnings reports, high unemployment claims, and warnings of lower future revenues. When second quarter GDP growth was reported to be a mere 0.2%, many investors' hopes for economic recovery in the second half of the year were dashed. The terrorist attacks on September 11 dealt the frail economy another blow. Despite a 0.50% rate cut before markets reopened and fiscal stimulus provided by the federal government, markets slumped through the end of September.

Economic conditions began to appear more positive in the fourth quarter of 2001. Although heavy job losses continued into the fourth quarter and the third quarter GDP figure was revised down to -1.1%, the combined effects of lower interest rates, rising stock prices, and falling oil prices appeared to boost consumer confidence. Leading indicators averaged an increase of 0.5%, with six of the ten indicators reflecting positive numbers. Signs of an improving economy strengthened in the first quarter of 2002. Fourth quarter 2001 GDP growth, originally estimated at -1.1%, was revised upward in February to 0.2%, and again in March to a robust 1.7%. The unexpected strength led the Fed to leave rates unchanged during the quarter.

Value stocks strongly outperformed growth stocks during the reporting period, and that was reflected in sector performance of the Russell Midcap Index. The worst performing sector by far was technology (12.21% of the Index as of March 31, 2002), which declined 14.64%. The strongest returns came from energy (4.04% of the Index as of March 31, 2002), which gained 22.54%. Consumer staples (4.07% of the Index as of March 31, 2002), returned 17.60%, and materials and processing (7.04% of the Index as of March 31, 2002) rose 14.05%.

All of the Russell Midcap Index's ten largest holdings delivered positive returns for the reporting period. Raytheon Co., the largest holding (0.60% of the Index as of March 31, 2002) gained 60.70%. Guidant Corp. (0.51% of the Index as of March 31, 2002) gained 49.95%, and KLA-Tencor Corp. (0.48% of the Index as of March 31, 2002) returned 35.16%.

                       iShares Russell Midcap Index Funds
                          GROWTH OF $10,000 INVESTMENT

                     iShares      iShares Russell  iShares Russell
                 Russell Midcap    Midcap Growth    Midcap Value   Russell Midcap  Russell Midcap  Russell Midcap
                   Index Fund        Index Fund      Index Fund         Index       Growth Index     Value Index
      Jul-01         $ 9,988           $9,978          $ 9,992         $ 9,988          $9,981         $ 9,993
      Aug-01         $ 9,602           $9,253          $ 9,807         $ 9,603          $9,257         $ 9,810
      Sep-01         $ 8,443           $7,721          $ 8,870         $ 8,445          $7,727         $ 8,874
      Oct-01         $ 8,778           $8,530          $ 8,919         $ 8,780          $8,539         $ 8,921
      Nov-01         $ 9,511           $9,447          $ 9,540         $ 9,515          $9,459         $ 9,546
      Dec-01         $ 9,890           $9,805          $ 9,934         $ 9,898          $9,818         $ 9,942
      Jan-02         $ 9,829           $9,483          $10,031         $ 9,839          $9,499         $10,042
      Feb-02         $ 9,722           $8,945          $10,191         $ 9,734          $8,961         $10,205
      Mar-02         $10,307           $9,625          $10,712         $10,318          $9,644         $10,726

Past performance is no guarantee of future results.

Managers' Discussion & Analysis                                               11
iShares Russell 3000 Index Fund
Schedule of Investments
March 31, 2002



Security                                          Shares           Value
------------------------------------------------------------------------

COMMON STOCKS - 99.84%
------------------------------------------------------------------------
General Electric Co.                           1,173,081  $   43,931,883
Exxon Mobil Corp.                                807,531      35,394,084
Microsoft Corp./(1)/                             519,044      31,303,544
Citigroup Inc.                                   607,996      30,107,962
Pfizer Inc.                                      741,198      29,455,209
Intel Corp.                                      792,326      24,094,634
Johnson & Johnson                                360,532      23,416,553
International Business Machines Corp.            203,372      21,150,688
Wal-Mart Stores Inc.                             326,789      20,028,898
American International Group Inc.                271,050      19,553,547
Merck & Co. Inc.                                 268,553      15,463,282
SBC Communications Inc.                          396,818      14,856,866
Cisco Systems Inc./(1)/                          865,981      14,661,058
Verizon Communications Inc.                      320,445      14,628,314
Procter & Gamble Co.                             153,042      13,787,554
Home Depot Inc.                                  276,674      13,449,123
Philip Morris Companies Inc.                     254,545      13,406,885
Coca-Cola Co. (The)                              238,709      12,474,932
Bank of America Corp.                            182,294      12,399,638
AOL Time Warner Inc./(1)/                        503,209      11,900,893
ChevronTexaco Corp.                              125,981      11,372,305
PepsiCo Inc.                                     207,803      10,701,855
Wyeth                                            155,917      10,235,951
Wells Fargo & Co.                                200,925       9,925,695
Abbott Laboratories                              183,765       9,666,039
Fannie Mae                                       118,136       9,436,704
Bristol-Myers Squibb Co.                         228,452       9,250,021
Lilly (Eli) and Co.                              113,297       8,633,231
JP Morgan Chase & Co.                            234,546       8,361,565
BellSouth Corp.                                  221,644       8,169,798
Viacom Inc. "B"/(1)/                             156,578       7,573,678
Morgan Stanley Dean Witter & Co.                 130,077       7,454,713
Amgen Inc./(1)/                                  123,485       7,369,585
Dell Computer Corp./(1)/                         266,529       6,959,072
Pharmacia Corp.                                  152,409       6,870,598
Texas Instruments Inc.                           204,509       6,769,248
AT&T Corp.                                       418,293       6,567,200
Medtronic Inc.                                   142,968       6,463,583
American Express Co.                             157,539       6,452,797
Oracle Corp./(1)/                                485,473       6,214,054
Wachovia Corp.                                   160,721       5,959,535
Bank One Corp.                                   137,925       5,762,506
Du Pont (E.I.) de Nemours & Co.                  118,403       5,582,701
Walt Disney Co. (The)                            240,755       5,556,625
Merrill Lynch & Co. Inc.                         100,267       5,552,786
Anheuser-Busch Companies Inc.                    104,363       5,447,749
Schering-Plough Corp.                            172,859       5,410,487
3M Co.                                            46,301       5,325,078
Applied Materials Inc./(1)/                       96,852       5,256,158
Freddie Mac                                       81,979       5,195,009
U.S. Bancorp                                     228,195       5,150,361
Walgreen Co.                                     120,661       4,728,705
Target Corp.                                     106,653       4,598,877
Boeing Co. (The)                                  94,204       4,545,343
FleetBoston Financial Corp.                      123,356       4,317,460
Automatic Data Processing Inc.                    73,235       4,267,403
Baxter International Inc.                         71,560       4,259,251
Gillette Co. (The)                               124,634       4,238,802
McDonald's Corp.                                 151,798       4,212,395
United Technologies Corp.                         55,830       4,142,586
Kimberly-Clark Corp.                              62,017       4,009,399
General Motors Corp. "A"                          65,808       3,978,094
Lowe's Companies Inc.                             91,418       3,975,769
Fifth Third Bancorp                               58,627       3,956,150
First Data Corp.                                  45,080       3,933,230
Liberty Media Corp. "A"/(1)/                     306,517       3,874,375
Alcoa Inc.                                       100,307       3,785,586
Washington Mutual Inc.                           114,092       3,779,868
Cardinal Health Inc.                              53,092       3,763,692
Motorola Inc.                                    262,896       3,733,123
Colgate-Palmolive Co.                             65,126       3,721,951
Duke Energy Corp.                                 97,239       3,675,634
Honeywell International Inc.                      96,026       3,674,915
Marsh & McLennan Companies Inc.                   32,465       3,660,104
Bank of New York Co. Inc. (The)                   86,993       3,655,446
Comcast Corp. "A"/(1)/                           111,543       3,547,067
Ford Motor Company                               213,703       3,523,962
Dow Chemical Co. (The)                           106,472       3,483,764
QUALCOMM Inc./(1)/                                90,608       3,410,485
Sun Microsystems Inc./(1)/                       383,703       3,384,260
Hewlett-Packard Co.                              186,438       3,344,698
Electronic Data Systems Corp.                     56,385       3,269,766
MBNA Corp.                                        84,534       3,260,476
Allstate Corp. (The)                              84,225       3,181,178
EMC Corp./(1)/                                   261,718       3,119,679
Household International Inc.                      54,093       3,072,482

12                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                          Shares           Value
------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------
Phillips Petroleum Co.                            48,337  $    3,035,564
Clear Channel Communications Inc./(1)/            57,744       2,968,619
Emerson Electric Co.                              49,631       2,848,323
UnitedHealth Group Inc.                           36,777       2,810,498
El Paso Corp.                                     62,397       2,747,340
HCA Inc.                                          60,829       2,681,342
Tenet Healthcare Corp./(1)/                       38,425       2,575,244
Safeway Inc./(1)/                                 55,640       2,504,913
Lockheed Martin Corp.                             42,895       2,469,894
International Paper Co.                           56,954       2,449,592
Kohls Corp./(1)/                                  33,800       2,404,870
Gannett Co. Inc.                                  31,234       2,376,907
WorldCom Corp./(1)/                              349,568       2,356,088
Sysco Corp.                                       78,599       2,343,822
AT&T Wireless Services Inc./(1)/                 258,307       2,311,848
Caterpillar Inc.                                  40,528       2,304,017
Goldman Sachs Group Inc. (The)                    25,277       2,281,249
General Dynamics Corp.                            23,803       2,236,292
National City Corp.                               71,737       2,206,630
Southern Co.                                      82,090       2,174,564
Cendant Corp./(1)/                               112,977       2,169,158
Conoco Inc.                                       73,983       2,158,824
BB&T Corp.                                        56,072       2,136,904
State Street Corp.                                38,397       2,126,426
Costco Wholesale Corp./(1)/                       53,395       2,126,189
Micron Technology Inc./(1)/                       64,103       2,108,989
General Mills Inc.                                43,125       2,106,656
Compaq Computer Corp.                            201,338       2,103,982
Kroger Co./(1)/                                   94,533       2,094,851
Omnicom Group Inc.                                21,994       2,076,234
Veritas Software Corp./(1)/                       47,333       2,074,605
Mellon Financial Corp.                            53,688       2,071,820
PNC Financial Services Group (The)                33,560       2,063,604
FedEx Corp./(1)/                                  35,271       2,049,245
Alltel Corp.                                      36,677       2,037,407
Waste Management Inc.                             74,147       2,020,506
Dominion Resources Inc.                           30,996       2,019,699
Maxim Integrated Products Inc./(1)/               36,130       2,012,802
Exelon Corp.                                      37,874       2,006,186
Concord EFS Inc./(1)/                             59,985       1,994,501
Illinois Tool Works Inc.                          27,500       1,989,625
Harley-Davidson Inc.                              35,757       1,971,283
SunTrust Banks Inc.                               29,474       1,966,800
Hartford Financial Services Group Inc.            28,766       1,959,540
Sara Lee Corp.                                    92,809       1,926,715
Agilent Technologies Inc./(1)/                    54,741       1,913,745
Lucent Technologies Inc./(1)/                    404,366       1,912,651
Lehman Brothers Holdings Inc.                     28,534       1,844,438
Analog Devices Inc./(1)/                          40,951       1,844,433
Raytheon Co.                                      44,767       1,837,685
Union Pacific Corp.                               29,347       1,823,623
AFLAC Inc.                                        61,675       1,819,412
USA Education Inc.                                18,559       1,815,070
Sears, Roebuck and Co.                            34,273       1,757,177
American Electric Power Co. Inc.                  38,094       1,755,752
Southwest Airlines Co.                            90,562       1,752,375
CIGNA Corp.                                       17,095       1,733,262
Forest Laboratories Inc. "A"/(1)/                 21,059       1,720,520
Heinz (H.J.) Co.                                  41,369       1,716,813
TXU Corp.                                         31,355       1,709,161
General Motors Corp. "H"/(1)/                    103,602       1,704,253
Schwab (Charles) Corp. (The)                     127,186       1,664,865
Linear Technology Corp.                           37,525       1,659,355
Anadarko Petroleum Corp.                          29,385       1,658,489
United Parcel Service Inc.                        26,892       1,635,034
Capital One Financial Corp.                       25,586       1,633,666
Weyerhaeuser Co.                                  25,595       1,608,902
Albertson's Inc.                                  47,975       1,589,891
CVS Corp.                                         46,174       1,585,153
Guidant Corp./(1)/                                36,019       1,560,343
McGraw-Hill Companies Inc. (The)                  22,842       1,558,967
Best Buy Co. Inc./(1)/                            19,645       1,555,884
ConAgra Foods Inc.                                63,475       1,539,269
Interpublic Group of Companies Inc.               44,644       1,530,396
Baker Hughes Inc.                                 39,661       1,517,033
Xilinx Inc./(1)/                                  37,641       1,500,370
Paychex Inc.                                      37,602       1,492,799
Masco Corp.                                       54,237       1,488,806
KLA-Tencor Corp./(1)/                             22,098       1,469,517
Equity Office Properties Trust                    48,965       1,468,460
Chubb Corp.                                       20,068       1,466,971
Siebel Systems Inc./(1)/                          44,418       1,448,471
Avon Products Inc.                                26,391       1,433,559
Northrop Grumman Corp.                            12,603       1,424,769
Sprint Corp. (FON Group)                          92,486       1,414,111

Schedules of Investments                                                      13
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                          Shares           Value
------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------
Northern Trust Corp.                              23,272  $    1,398,880
Air Products & Chemicals Inc.                     26,884       1,388,559
Burlington Northern Santa Fe Corp.                45,434       1,371,198
Hancock (John) Financial Services Inc.            35,321       1,348,909
KeyCorp                                           50,037       1,333,486
Williams Companies Inc.                           56,218       1,324,496
Comerica Inc.                                     21,065       1,318,037
Qwest Communications International Inc.          159,603       1,311,937
Genentech Inc./(1)/                               25,967       1,310,035
Progress Energy Inc.                              25,801       1,291,082
TJX Companies Inc.                                32,266       1,290,963
Occidental Petroleum Corp.                        44,184       1,287,964
Deere & Co.                                       28,069       1,278,543
McKesson Corp.                                    33,986       1,272,096
FPL Group Inc.                                    20,828       1,240,307
Progressive Corp. (The)                            7,395       1,232,155
Pitney Bowes Inc.                                 28,777       1,231,656
May Department Stores Co. (The)                   34,579       1,205,078
FirstEnergy Corp.                                 34,705       1,200,099
Computer Associates International Inc.            54,071       1,183,614
Bed Bath & Beyond Inc./(1)/                       34,322       1,158,367
MedImmune Inc./(1)/                               29,264       1,150,953
Becton Dickinson & Co.                            30,509       1,150,799
Immunex Corp./(1)/                                37,782       1,143,283
Praxair Inc.                                      19,017       1,137,217
Lincoln National Corp.                            22,385       1,135,591
Adobe Systems Inc.                                28,006       1,128,362
PeopleSoft Inc./(1)/                              30,871       1,127,718
Public Service Enterprise Group Inc.              24,544       1,124,115
St. Paul Companies Inc.                           24,475       1,122,179
Unocal Corp.                                      28,806       1,121,994
PPG Industries Inc.                               19,962       1,096,113
Norfolk Southern Corp.                            45,727       1,094,704
MetLife Inc.                                      34,642       1,091,223
SunGard Data Systems Inc./(1)/                    33,039       1,089,296
Staples Inc./(1)/                                 54,544       1,089,244
Gap Inc. (The)                                    72,314       1,087,603
Xcel Energy Inc.                                  42,872       1,086,805
WellPoint Health Networks Inc./(1)/               17,028       1,084,173
PG&E Corp./(1)/                                   45,727       1,077,328
SouthTrust Corp.                                  40,554       1,070,626
Eastman Kodak Co.                                 34,345       1,070,534
Mattel Inc.                                       50,881       1,060,360
Delphi Automotive Systems Corp.                   66,243       1,059,226
Newmont Mining Corp.                              38,219       1,058,284
Consolidated Edison Inc.                          25,115       1,052,570
Marathon Oil Corp.                                36,519       1,051,747
Starbucks Corp./(1)/                              45,197       1,045,407
Fiserv Inc./(1)/                                  22,470       1,033,395
Genzyme Corp. - General Division/(1)/             23,559       1,028,822
Tribune Co.                                       22,349       1,015,986
TRICON Global Restaurants Inc./(1)/               17,236       1,013,132
Marriott International Inc. "A"                   22,432       1,008,318
Allergan Inc.                                     15,487       1,001,235
Entergy Corp.                                     22,803         989,878
Apple Computer Inc./(1)/                          41,800         989,406
Dover Corp.                                       23,947         981,827
Wrigley (William Jr.) Co.                         18,402         981,011
Computer Sciences Corp./(1)/                      19,210         974,907
Burlington Resources Inc.                         24,187         969,657
AON Corp.                                         27,698         969,430
Block (H & R) Inc.                                21,594         959,853
CSX Corp.                                         25,183         959,724
Newell Rubbermaid Inc.                            30,013         959,215
Stryker Corp./(1)/                                15,895         958,945
MBIA Inc.                                         17,497         956,911
Kellogg Co.                                       28,496         956,611
eBay Inc./(1)/                                    16,869         955,460
Golden West Financial Corp.                       15,006         952,881
Archer-Daniels-Midland Co.                        68,031         947,672
AmSouth Bancorp                                   43,058         946,415
Boston Scientific Corp./(1)/                      37,361         937,387
Altera Corp./(1)/                                 42,857         937,283
Loews Corp.                                       15,889         930,778
Regions Financial Corp.                           27,026         928,343
Apache Corp.                                      16,231         923,219
Equity Residential Properties Trust               32,039         920,801
Xerox Corp./(1)/                                  85,162         915,492
Johnson Controls Inc.                             10,348         913,832
Electronic Arts Inc./(1)/                         14,982         910,906
Limited Inc. (The)                                50,769         908,765
Dynegy Inc. "A"                                   31,084         901,436
Jefferson-Pilot Corp.                             17,778         890,322

14                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                          Shares           Value
------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------
Synovus Financial Corp.                           29,107  $      887,181
Starwood Hotels & Resorts Worldwide Inc.          23,364         878,720
Lexmark International Inc. "A"/(1)/               15,343         877,313
DTE Energy Co.                                    19,227         874,828
Clorox Co.                                        20,050         874,781
Novellus Systems Inc./(1)/                        16,051         869,001
Fortune Brands Inc.                               17,554         866,641
Halliburton Co.                                   50,699         865,432
Federated Department Stores Inc./(1)/             21,166         864,631
Biomet Inc.                                       31,877         862,592
Biogen Inc./(1)/                                  17,521         859,580
New York Times Co. "A"                            17,870         855,258
Corning Inc.                                     111,800         851,916
Teradyne Inc./(1)/                                21,580         850,899
Cox Communications Inc. "A"/(1)/                  22,570         849,535
IDEC Pharmaceuticals Corp./(1)/                   13,181         847,538
Franklin Resources Inc.                           20,157         844,981
JDS Uniphase Corp./(1)/                          142,245         837,823
Univision Communications Inc./(1)/                19,842         833,364
Charter One Financial Inc.                        26,577         829,734
Danaher Corp.                                     11,565         821,346
Gilead Sciences Inc./(1)/                         22,792         820,284
Georgia-Pacific Corp.                             27,175         813,891
Broadcom Corp. "A"/(1)/                           22,593         811,089
AmerisourceBergen Corp.                           11,764         803,481
Reliant Energy Inc.                               31,055         800,908
St. Jude Medical Inc./(1)/                        10,277         792,871
Intuit Inc./(1)/                                  20,646         791,981
Sprint Corp. (PCS Group)/(1)/                     76,661         788,842
IMS Health Inc.                                   34,880         783,056
Marshall & Ilsley Corp.                           12,547         780,925
King Pharmaceuticals Inc./(1)/                    22,298         780,653
MeadWestvaco Corp.                                23,505         779,191
Zimmer Holdings Inc./(1)/                         22,883         779,166
Rohm & Haas Co. "A"                               18,349         775,612
M&T Bank Corp.                                     9,644         775,088
Union Planters Corp.                              16,198         767,623
UST Inc.                                          19,597         762,911
Moody's Corp.                                     18,500         760,350
MGIC Investment Corp.                             11,111         760,326
Genuine Parts Co.                                 20,488         753,344
Hershey Foods Corp.                               10,989         753,186
Yahoo! Inc./(1)/                                  40,603         749,937
VeriSign Inc./(1)/                                27,626         745,902
Kerr-McGee Corp.                                  11,839         744,081
Sabre Holdings Corp./(1)/                         15,834         739,606
R.J. Reynolds Tobacco Holdings Inc.               11,347         734,718
Millennium Pharmaceuticals Inc./(1)/              32,740         730,423
Devon Energy Corp.                                15,102         728,974
Textron Inc.                                      14,139         722,503
Office Depot Inc./(1)/                            36,220         718,967
EchoStar Communications Corp./(1)/                25,310         716,779
Sanmina-SCI Corp./(1)/                            60,611         712,179
UNUMProvident Corp.                               25,397         709,338
National Semiconductor Corp./(1)/                 21,007         707,726
Avery Dennison Corp.                              11,523         703,249
Cincinnati Financial Corp.                        16,104         703,101
Brocade Communications Systems Inc./(1)/          25,979         701,433
Ameren Corp.                                      16,405         701,314
Network Appliance Inc./(1)/                       34,388         700,827
LSI Logic Corp./(1)/                              40,972         696,524
Symantec Corp./(1)/                               16,872         695,295
Campbell Soup Co.                                 25,927         694,844
Quest Diagnostics Inc./(1)/                        8,324         689,643
Ecolab Inc.                                       15,084         689,640
Parker Hannifin Corp.                             13,812         689,219
PPL Corp.                                         17,346         687,075
Mirant Corp./(1)/                                 47,445         685,580
Knight Ridder Inc.                                 9,937         682,573
Cinergy Corp.                                     19,080         682,110
North Fork Bancorp Inc.                           19,148         680,903
Cintas Corp.                                      13,619         679,043
Solectron Corp./(1)/                              86,270         672,906
National Commerce Financial Corp.                 24,019         667,728
Eaton Corp.                                        8,221         665,737
Aetna Inc.                                        17,131         665,025
HEALTHSOUTH Corp./(1)/                            46,322         664,721
Microchip Technology Inc./(1)/                    15,773         659,785
AutoZone Inc./(1)/                                 9,572         659,032
Cadence Design Systems Inc./(1)/                  28,919         653,859
International Game Technology/(1)/                10,443         650,808
Countrywide Credit Industries Inc.                14,520         649,770
Noble Drilling Corp./(1)/                         15,610         646,098

Schedules of Investments                                                      15
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                  Shares         Value
------------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------
Penney (J.C.) Co. Inc. (The)                              31,197  $    646,090
Amerada Hess Corp.                                         8,132       645,356
Edison International/(1)/                                 38,480       644,540
Zions Bancorporation                                      10,844       642,724
Stilwell Financial Inc.                                   26,155       640,536
BJ Services Co./(1)/                                      18,518       638,315
RadioShack Corp.                                          21,218       637,389
TRW Inc.                                                  12,289       632,515
Ambac Financial Group Inc.                                10,692       631,576
SPX Corp./(1)/                                             4,414       624,934
Nabors Industries Inc./(1)/                               14,681       620,272
Valero Energy Corp.                                       12,517       619,842
Weatherford International Inc./(1)/                       12,958       617,190
Sempra Energy                                             24,417       614,088
Allegheny Energy Inc.                                     14,821       612,848
Tiffany & Co.                                             17,097       607,798
Affiliated Computer Services Inc. "A"/(1)/                10,806       606,541
Convergys Corp./(1)/                                      20,321       600,892
KeySpan Corp.                                             16,470       599,343
Torchmark Corp.                                           14,838       597,823
Constellation Energy Group Inc.                           19,316       595,899
Health Management Associates Inc. "A"/(1)/                28,670       594,329
Nucor Corp.                                                9,210       591,650
Advanced Micro Devices Inc./(1)/                          40,176       590,989
Family Dollar Stores Inc.                                 17,626       590,647
Harrah's Entertainment Inc./(1)/                          13,320       589,543
Bear Stearns Companies Inc. (The)                          9,382       588,720
Huntington Bancshares Inc.                                29,744       585,957
Plum Creek Timber Co. Inc.                                19,423       577,057
ITT Industries Inc.                                        9,136       575,933
Leggett & Platt Inc.                                      23,154       574,219
Molex Inc.                                                16,487       571,604
CenturyTel Inc.                                           16,642       565,828
NiSource Inc.                                             24,562       563,698
Applera Corp. - Applied Biosystems Group                  25,208       563,399
Darden Restaurants Inc.                                   13,837       561,644
Hilton Hotels Corp.                                       39,173       560,174
PACCAR Inc.                                                7,589       555,591
Apollo Group Inc. "A"/(1)/                                10,273       550,119
Laboratory Corp. of America Holdings/(1)/                  5,681       544,581
NVIDIA Corp./(1)/                                         12,227       542,390
QLogic Corp./(1)/                                         10,923       540,907
Robert Half International Inc./(1)/                       18,269       539,301
Pepsi Bottling Group Inc.                                 20,758       537,009
Express Scripts Inc. "A"/(1)/                              9,310       536,163
Telephone & Data Systems Inc.                              6,010       530,383
Nike Inc. "B"                                              8,811       528,748
BMC Software Inc./(1)/                                    27,177       528,593
Vulcan Materials Co.                                      11,102       527,789
First Tennessee National Corp.                            14,959       524,313
Caremark Rx Inc./(1)/                                     26,794       522,483
Archstone-Smith Trust                                     19,495       522,271
Dollar General Corp.                                      31,764       517,118
Kinder Morgan Inc.                                        10,568       511,808
Compuware Corp./(1)/                                      39,586       511,055
Equifax Inc.                                              17,081       510,722
Tellabs Inc./(1)/                                         48,408       506,832
Whirlpool Corp.                                            6,665       503,541
BEA Systems Inc./(1)/                                     36,589       501,635
EOG Resources Inc.                                        12,359       501,281
American Standard Companies Inc./(1)/                      7,005       495,604
Grainger (W.W.) Inc.                                       8,751       492,069
Simon Property Group Inc.                                 15,041       490,788
ServiceMaster Co. (The)                                   35,600       489,500
Atmel Corp./(1)/                                          47,985       486,568
T. Rowe Price Group Inc.                                  12,491       486,275
NCR Corp./(1)/                                            10,811       483,792
SAFECO Corp.                                              15,058       482,458
Coca-Cola Enterprises Inc.                                25,672       482,120
AMR Corp./(1)/                                            18,240       481,718
ENSCO International Inc.                                  15,890       478,925
Unisys Corp./(1)/                                         37,873       478,336
TCF Financial Corp.                                        9,055       476,384
Delta Air Lines Inc.                                      14,516       474,964
Engelhard Corp.                                           15,300       474,759
Banknorth Group Inc.                                      17,930       472,455
Popular Inc.                                              16,142       471,669
Chiron Corp./(1)/                                         10,277       471,612
TECO Energy Inc.                                          16,469       471,507
Radian Group Inc.                                          9,574       469,892
Compass Bancshares Inc.                                   15,204       469,347
Rockwell Collins Inc.                                     18,484       466,166

16                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                    Shares        Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
Jones Apparel Group Inc./(1)/                               13,277  $   464,031
BISYS Group Inc. (The)/(1)/                                 13,158      463,819
Sealed Air Corp./(1)/                                        9,846      463,550
Calpine Corp./(1)/                                          36,044      457,759
AES Corp. (The)/(1)/                                        50,539      454,851
Pinnacle West Capital Corp.                                  9,986      452,865
Old Republic International Corp.                            14,035      448,699
USA Networks Inc./(1)/                                      14,100      447,957
Eastman Chemical Co.                                         9,129      445,404
Lam Research Corp./(1)/                                     15,036      440,856
VF Corp.                                                    10,187      440,588
Black & Decker Corp.                                         9,458      440,175
Stanley Works (The)                                          9,510      439,838
Sherwin-Williams Co. (The)                                  15,424      439,276
Mylan Laboratories Inc.                                     14,906      439,131
GreenPoint Financial Corp.                                  10,026      438,136
Cooper Industries Inc.                                      10,399      436,238
Thermo Electron Corp./(1)/                                  20,990      435,123
Oxford Health Plans Inc./(1)/                               10,393      434,323
Waters Corp./(1)/                                           15,481      433,004
Goodyear Tire & Rubber Co. (The)                            16,690      426,763
ChoicePoint Inc./(1)/                                        7,395      425,952
Scientific-Atlanta Inc.                                     18,428      425,687
Jabil Circuit Inc./(1)/                                     18,067      425,117
McCormick & Co. Inc.                                         8,226      420,595
Toys R Us Inc./(1)/                                         23,290      418,288
Circuit City Stores Inc. - Circuit City Group               23,176      418,095
Estee Lauder Companies Inc. "A"                             12,188      416,342
Edwards (A.G.) Inc.                                          9,409      413,808
Aquila Inc.                                                 16,568      411,549
AutoNation Inc./(1)/                                        29,564      411,531
Integrated Device Technology Inc./(1)/                      12,327      409,749
Sovereign Bancorp Inc.                                      29,149      409,543
Murphy Oil Corp.                                             4,242      407,232
Fox Entertainment Group Inc. "A"/(1)/                       17,219      407,229
Sigma-Aldrich Corp.                                          8,667      407,002
Legg Mason Inc.                                              7,607      403,780
American Water Works Co. Inc.                                9,210      403,398
Maytag Corp.                                                 9,073      401,480
Network Associates Inc./(1)/                                16,581      401,260
Ocean Energy Inc.                                           20,216      400,075
PMI Group Inc. (The)                                         5,280      400,013
Duke Realty Corp.                                           15,381      399,906
Smith International Inc./(1)/                                5,871      397,760
Synopsys Inc./(1)/                                           7,182      396,159
Public Storage Inc.                                         10,672      394,971
Phelps Dodge Corp.                                           9,336      393,046
DST Systems Inc./(1)/                                        7,852      391,030
Donnelley (R.R.) & Sons Co.                                 12,439      386,853
Fluor Corp.                                                  9,471      386,322
Dean Foods Co./(1)/                                          5,088      385,263
SUPERVALU Inc.                                              14,897      384,343
Vornado Realty Trust                                         8,690      383,750
BJ's Wholesale Club Inc./(1)/                                8,565      382,855
Citrix Systems Inc./(1)/                                    22,113      382,113
DPL Inc.                                                    14,940      381,717
ADC Telecommunications Inc./(1)/                            93,781      381,689
Apartment Investment & Management Co. "A"                    7,827      378,592
SCANA Corp.                                                 12,368      378,461
Juniper Networks Inc./(1)/                                  29,975      378,284
Avnet Inc.                                                  13,970      378,028
Dollar Tree Stores Inc./(1)/                                11,500      377,315
Centex Corp.                                                 7,258      376,908
Pactiv Corp./(1)/                                           18,755      375,475
Dana Corp.                                                  17,478      375,253
Brinker International Inc./(1)/                             11,564      374,789
Republic Services Inc. "A"/(1)/                             20,002      373,637
Ashland Inc.                                                 8,176      372,090
Rockwell International Corp.                                18,470      370,508
D&B/(1)/                                                     9,236      369,532
AvalonBay Communities Inc.                                   7,415      369,267
Mohawk Industries Inc./(1)/                                  6,145      369,253
Cytyc Corp./(1)/                                            13,687      368,454
Deluxe Corp.                                                 7,891      365,038
Conexant Systems Inc./(1)/                                  30,216      364,103
Rational Software Corp./(1)/                                22,971      363,631
Mercantile Bankshares Corp.                                  8,271      357,803
Hibernia Corp. "A"                                          18,721      357,571
Ross Stores Inc.                                             9,451      357,531
Citizens Communications Co./(1)/                            33,142      356,276
CMS Energy Corp.                                            15,681      354,861
Diebold Inc.                                                 8,690      354,031
Cablevision Systems Corp./(1)/                              10,404      353,736
Liz Claiborne Inc.                                          12,458      353,309
SEI Investment Co.                                           8,236      352,583
Sunoco Inc.                                                  8,795      351,888

Schedules of Investments                                                      17
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                  Shares          Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
Wendy's International Inc.                                10,033  $     350,954
CIENA Corp./(1)/                                          38,876        349,884
Smurfit-Stone Container Corp./(1)/                        20,386        349,416
Goodrich Co.                                              11,043        349,401
Manpower Inc.                                              8,953        348,093
Prologis Trust                                            14,774        344,973
Intersil Corp. "A"/(1)/                                   12,154        344,566
Amkor Technology Inc./(1)/                                15,434        344,333
Nextel Communications Inc. "A"/(1)/                       63,851        343,518
Commerce Bancshares Inc.                                   7,748        342,617
AmeriCredit Corp./(1)/                                     8,994        341,682
Watson Pharmaceuticals Inc./(1)/                          12,597        341,253
Lear Corp./(1)/                                            7,158        340,721
International Rectifier Corp./(1)/                         7,483        339,803
Expeditors International Washington Inc.                   5,563        339,343
Vishay Intertechnology Inc./(1)/                          16,670        339,068
Beckman Coulter Inc.                                       6,634        338,798
Cephalon Inc./(1)/                                         5,361        337,743
Park Place Entertainment Corp./(1)/                       31,968        337,262
Gemstar-TV Guide International Inc./(1)/                  22,770        336,768
Fairchild Semiconductor International Corp. "A"/(1)/      11,770        336,622
Abercrombie & Fitch Co. "A"/(1)/                          10,917        336,244
Ceridian Corp./(1)/                                       15,176        334,631
Bard (C.R.) Inc.                                           5,658        334,105
TMP Worldwide Inc./(1)/                                    9,692        334,083
Northeast Utilities                                       16,763        333,081
Boston Properties Inc.                                     8,441        332,997
Human Genome Sciences Inc./(1)/                           15,143        329,966
E*TRADE Group Inc./(1)/                                   35,026        329,945
Tyson Foods Inc. "A"                                      26,415        329,659
Gallagher (Arthur J.) & Co.                               10,045        329,175
International Flavors & Fragrances Inc.                    9,405        328,893
Arrow Electronics Inc./(1)/                               11,747        328,564
Kimco Realty Corp.                                        10,039        328,275
AdvancePCS/(1)/                                           10,887        327,590
Hillenbrand Industries Inc.                                5,301        326,701
Wisconsin Energy Corp.                                    13,103        326,003
Varian Medical Systems Inc./(1)/                           7,958        325,482
Hispanic Broadcasting Corp./(1)/                          11,167        325,183
Host Marriott Corp.                                       27,173        324,717
Lennar Corp.                                               6,143        324,105
Sonoco Products Co.                                       11,268        322,377
Brown-Forman Corp. "B"                                     4,430        322,327
Bemis Co.                                                  5,924        321,969
Certegy Inc./(1)/                                          8,097        321,451
Mercury Interactive Corp./(1)/                             8,528        321,079
Allied Capital Corp.                                      11,672        320,980
Smithfield Foods Inc./(1)/                                12,290        320,769
Amazon.com Inc./(1)/                                      22,413        320,506
Valley National Bancorp                                    9,124        320,435
D.R. Horton Inc.                                           8,492        320,148
PMC-Sierra Inc./(1)/                                      19,505        317,541
Dow Jones & Co. Inc.                                       5,440        316,717
Emulex Corp./(1)/                                          9,604        316,260
Trigon Healthcare Inc./(1)/                                4,282        316,097
General Growth Properties Inc.                             7,127        315,013
Temple-Inland Inc.                                         5,532        313,775
Navistar International Corp.                               7,053        312,448
Westwood One Inc./(1)/                                     8,136        312,016
Apogent Technologies Inc./(1)/                            12,522        309,043
ICN Pharmaceuticals Inc.                                   9,712        308,356
Cooper Cameron Corp./(1)/                                  6,020        307,682
Ball Corp.                                                 6,488        306,363
First Virginia Banks Inc.                                  5,695        305,423
Bowater Inc.                                               6,124        304,975
DENTSPLY International Inc.                                8,209        304,226
Nordstrom Inc.                                            12,382        303,359
Federated Investors Inc. "B"                               9,364        302,925
Cypress Semiconductor Corp./(1)/                          13,163        302,749
Autodesk Inc.                                              6,479        302,505
Symbol Technologies Inc.                                  26,904        302,401
Neuberger Berman Inc.                                      6,453        302,323
Commerce Bancorp Inc.                                      6,702        300,920
Investment Technology Group Inc./(1)/                      5,694        300,302
Lincare Holdings Inc./(1)/                                11,017        298,781
L-3 Communications Holdings Inc./(1)/                      2,663        298,256
Energy East Corp.                                         13,709        298,171
Astoria Financial Corp.                                   10,248        297,704
iStar Financial Inc.                                      10,277        297,005
Health Net Inc./(1)/                                      10,799        296,325
Outback Steakhouse Inc./(1)/                               8,276        296,033
Owens-Illinois Inc./(1)/                                  17,408        295,936
Scripps (E.W.) Co.                                         3,592        294,975

18                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                   Shares         Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
Associated Banc-Corp                                        7,749  $    294,694
IVAX Corp./(1)/                                            18,278       293,362
Triad Hospitals Inc./(1)/                                   8,531       293,296
ALLETE Inc.                                                10,016       291,365
Michaels Stores Inc./(1)/                                   7,700       291,060
Investors Financial Services Corp.                          3,791       288,306
American Power Conversion Corp./(1)/                       19,448       287,441
NSTAR                                                       6,326       286,821
RF Micro Devices Inc./(1)/                                 15,881       284,270
Brunswick Corp.                                            10,402       284,183
Manor Care Inc./(1)/                                       12,196       284,167
Bausch & Lomb Inc.                                          6,360       283,465
Allmerica Financial Corp.                                   6,309       283,274
Tidewater Inc.                                              6,686       283,152
Polycom Inc./(1)/                                          11,510       283,146
Alliant Energy Corp.                                        9,355       282,708
Lamar Advertising Co./(1)/                                  6,946       282,147
Harris Corp.                                                7,838       281,463
Autoliv Inc.                                               11,533       279,560
Tech Data Corp./(1)/                                        6,091       279,516
Potomac Electric Power Co.                                 11,938       278,752
XTO Energy Inc.                                            13,892       278,535
Liberty Property Trust                                      8,634       278,446
Comverse Technology Inc./(1)/                              21,963       278,271
Viad Corp.                                                  9,926       277,928
MGM Mirage/(1)/                                             7,667       277,775
Pioneer Natural Resources Co./(1)/                         12,380       275,950
Agere Systems Inc./(1)/                                    70,900       275,801
Pall Corp.                                                 13,357       273,685
Eaton Vance Corp.                                           6,844       273,418
Valspar Corp. (The)                                         5,802       273,042
UnionBanCal Corp.                                           6,197       272,792
Cabot Corp.                                                 7,402       272,764
Palm Inc./(1)/                                             68,116       271,783
Humana Inc./(1)/                                           20,059       271,398
Fidelity National Financial Inc.                           10,213       269,317
Semtech Corp./(1)/                                          7,364       268,786
Foot Locker Inc./(1)/                                      16,606       268,685
Whole Foods Market Inc./(1)/                                5,880       268,657
Applied Micro Circuits Corp./(1)/                          33,564       268,512
CDW Computer Centers Inc./(1)/                              5,319       267,758
KPMG Consulting Inc./(1)/                                  13,255       267,751
ICOS Corp./(1)/                                             5,791       266,328
Hasbro Inc.                                                16,794       265,681
Coach Inc./(1)/                                             5,238       265,619
Equitable Resources Inc.                                    7,610       264,904
Pulte Homes Inc.                                            5,530       264,611
New York Community Bancorp Inc.                             9,561       264,362
Readers Digest Association Inc. (The) "A"                  11,791       264,236
Storage Technology Corp./(1)/                              12,322       264,184
FirstMerit Corp.                                            9,174       264,119
Andrx Group/(1)/                                            6,957       263,949
Noble Affiliates Inc.                                       6,749       263,616
Gentex Corp./(1)/                                           8,877       263,026
Conectiv                                                   10,564       262,938
Alliant Techsystems Inc./(1)/                               2,566       261,706
CH Robinson Worldwide Inc.                                  7,702       258,787
Waddell & Reed Financial Inc. "A"                           8,449       257,526
Golden State Bancorp Inc.                                   8,664       257,234
Fastenal Co.                                                3,408       256,691
Energizer Holdings Inc./(1)/                               10,797       256,429
Rowan Companies Inc./(1)/                                  11,116       256,113
PerkinElmer Inc.                                           13,820       255,670
Visteon Corp.                                              15,411       255,052
Washington Post Company (The) "B"                             420       254,953
Providian Financial Corp.                                  33,704       254,465
3Com Corp./(1)/                                            41,581       254,060
Patterson Dental Co./(1)/                                   5,809       254,028
DaVita Inc./(1)/                                           10,018       253,455
Hospitality Properties Trust                                7,374       253,149
Omnicare Inc.                                               9,773       253,023
MDU Resources Group Inc.                                    8,160       252,960
Health Care Property Investors Inc.                         6,226       252,464
First Health Group Corp./(1)/                              10,446       252,062
Avaya Inc./(1)/                                            34,050       251,289
Millipore Corp.                                             5,668       250,752
Pride International Inc./(1)/                              15,735       250,187
Fulton Financial Corp.                                      9,802       245,442
Valassis Communications Inc./(1)/                           6,348       245,223
Vertex Pharmaceuticals Inc./(1)/                            8,760       244,054
Martin Marietta Materials Inc.                              5,776       243,863
Tektronix Inc./(1)/                                        10,289       243,438
Hormel Foods Corp.                                          8,875       242,731
Williams-Sonoma Inc./(1)/                                   5,252       241,539

Schedules of Investments                                                     19
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                  Shares          Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
National-Oilwell Inc./(1)/                                 9,517  $     241,066
Nicor Inc.                                                 5,270        240,049
Helmerich & Payne Inc.                                     5,974        239,498
City National Corp.                                        4,535        238,586
Alberto-Culver Co. "B"                                     4,390        237,060
Patterson-UTI Energy Inc./(1)/                             7,934        235,957
OM Group Inc.                                              3,249        234,903
Snap-On Inc.                                               6,852        233,311
Amphenol Corp. "A"/(1)/                                    4,958        232,034
Pentair Inc.                                               5,142        231,236
Vitesse Semiconductor Corp./(1)/                          23,580        231,084
Protective Life Corp.                                      7,392        230,483
Questar Corp.                                              8,949        230,079
Wilmington Trust Corp.                                     3,405        229,191
Quintiles Transnational Corp./(1)/                        12,885        228,709
Borders Group Inc./(1)/                                    9,551        228,364
National Fuel Gas Co.                                      9,362        227,965
MONY Group Inc. (The)                                      5,650        227,808
Pacific Century Financial Corp.                            8,735        227,634
Universal Health Services Inc. "B"/(1)/                    5,498        226,793
AMB Property Corp.                                         8,243        226,682
NVR Inc./(1)/                                                717        226,214
Pier 1 Imports Inc.                                       10,966        225,790
Catellus Development Corp./(1)/                           11,414        224,513
ArvinMeritor Inc.                                          7,830        223,546
Enzon Inc./(1)/                                            5,028        222,690
OGE Energy Corp.                                           9,287        222,609
New Plan Excel Realty Trust                               11,089        222,334
Edwards (J.D.) & Co./(1)/                                 12,276        221,459
Unitrin Inc.                                               5,498        221,020
Constellation Brands Inc./(1)/                             4,018        220,829
Security Capital Group Inc. "B"/(1)/                       8,669        220,799
Celgene Corp./(1)/                                         8,911        220,547
Webster Financial Corp.                                    5,890        220,463
Teleflex Inc.                                              4,011        219,281
Furniture Brands International Inc./(1)/                   5,964        217,388
Precision Castparts Corp.                                  6,111        216,391
Cullen/Frost Bankers Inc.                                  6,032        216,368
Belo Corp.                                                 9,284        215,853
CarrAmerica Realty Corp.                                   6,871        215,818
Roslyn Bancorp Inc.                                       10,425        215,798
Continental Airlines Inc. "B"/(1)/                         7,593        215,034
Sky Financial Group Inc.                                   9,620        214,141
Invitrogen Corp./(1)/                                      6,231        213,848
KB HOME                                                    4,909        213,051
Puget Energy Inc.                                         10,204        212,141
Herman Miller Inc.                                         8,897        211,571
Rouse Co. (The)                                            6,809        210,943
Mandalay Resort Group/(1)/                                 6,850        210,295
Boise Cascade Corp.                                        5,772        209,177
Lubrizol Corp.                                             6,009        209,053
Sybase Inc./(1)/                                          11,954        208,836
Iron Mountain Inc./(1)/                                    6,571        208,432
Lyondell Chemical Co.                                     12,536        208,223
Allied Waste Industries Inc./(1)/                         16,011        208,143
Advent Software Inc./(1)/                                  3,498        206,942
Vectren Corp.                                              8,047        206,727
Transatlantic Holdings Inc.                                2,512        206,285
WebMD Corp./(1)/                                          26,860        206,285
Crescent Real Estate Equities Co.                         10,563        204,922
Colonial BancGroup Inc. (The)                             13,700        204,404
DeVry Inc./(1)/                                            6,774        204,101
Greater Bay Bancorp                                        5,924        202,127
Pennzoil-Quaker State Co.                                  9,412        202,076
Diamond Offshore Drilling Inc.                             6,456        201,815
Pogo Producing Co.                                         6,360        201,612
Krispy Kreme Doughnuts Inc./(1)/                           4,925        201,186
Dial Corp. (The)                                          11,151        200,941
BorgWarner Inc.                                            3,149        198,135
IKON Office Solutions Inc.                                16,878        197,810
HON Industries Inc.                                        6,962        197,790
Alkermes Inc./(1)/                                         7,586        197,691
KEMET Corp./(1)/                                          10,193        197,438
Medicis Pharmaceutical Corp. "A"/(1)/                      3,554        197,247
Cabot Microelectronics Corp./(1)/                          2,904        196,456
Barr Laboratories Inc./(1)/                                2,982        196,275
Micrel Inc./(1)/                                           7,772        196,010
StanCorp Financial Group Inc.                              3,561        195,855
Edwards Lifesciences Corp./(1)/                            6,989        195,343
Career Education Corp./(1)/                                4,909        194,396
Independence Community Bank Corp.                          6,897        194,013
Arden Realty Inc.                                          6,825        193,830
Clayton Homes Inc.                                        11,536        193,228
United Dominion Realty Trust Inc.                         12,162        192,646
Meredith Corp.                                             4,517        192,018

20                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                          Shares           Value
------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------
United States Steel Corp.                         10,568  $      191,809
Renal Care Group Inc./(1)/                         5,846         191,749
CNF Inc.                                           5,804         191,474
Big Lots Inc.                                     13,569         190,644
AmerUs Group Co.                                   4,955         190,520
Peregrine Systems Inc./(1)/                       19,983         190,238
Lee Enterprises Inc.                               5,153         190,146
BancorpSouth Inc.                                  9,639         190,081
RPM Inc.                                          12,219         190,005
Markel Corp./(1)/                                    932         189,671
Harman International Industries Inc.               3,843         189,652
Cummins Inc.                                       4,010         189,392
Saks Inc./(1)/                                    14,400         189,360
IMC Global Inc.                                   12,787         188,608
Hubbell Inc. "B"                                   5,729         188,484
Donaldson Co. Inc.                                 4,687         188,464
Reynolds & Reynolds Co. (The) "A"                  6,233         186,990
Affiliated Managers Group Inc./(1)/                2,597         186,543
Parametric Technology Corp./(1)/                  30,875         186,485
Advanced Fibre Communications Inc./(1)/            9,714         186,412
Ryder System Inc.                                  6,300         186,102
Lattice Semiconductor Corp./(1)/                  10,581         185,485
GlobeSpanVirata Inc./(1)/                         12,421         185,321
Harsco Corp.                                       4,727         185,015
TriQuint Semiconductor Inc./(1)/                  15,379         184,702
CBRL Group Inc.                                    6,482         184,543
Jacobs Engineering Group Inc./(1)/                 2,578         183,786
Hawaiian Electric Industries Inc.                  4,162         183,170
Six Flags Inc./(1)/                               10,206         182,279
Great Plains Energy Inc.                           7,305         182,260
Service Corp. International/(1)/                  34,313         181,859
Broadwing Inc./(1)/                               25,904         181,069
Coventry Health Care Inc./(1)/                     6,960         180,960
Sierra Pacific Resources                          11,980         180,778
Scholastic Corp./(1)/                              3,335         180,724
AGCO Corp./(1)/                                    7,915         180,620
Henry Schein Inc./(1)/                             4,100         180,605
Sepracor Inc./(1)/                                 9,282         180,071
IDACORP Inc.                                       4,445         180,022
Fisher Scientific International Inc./(1)/          6,397         179,756
Polo Ralph Lauren Corp./(1)/                       6,155         179,603
Washington Federal Inc.                            7,501         179,574
ImClone Systems Inc./(1)/                          7,285         179,430
Accredo Health Inc./(1)/                           3,130         179,255
Varco International Inc./(1)/                      8,915         179,192
Old National Bancorp                               7,295         178,582
IndyMac Bancorp Inc./(1)/                          7,228         178,532
Callaway Golf Co.                                  9,258         178,216
Protein Design Labs Inc./(1)/                     10,378         177,775
Cymer Inc./(1)/                                    3,575         177,534
Coors (Adolf) Company "B"                          2,630         177,446
Dillards Inc. "A"                                  7,432         177,328
Acxiom Corp./(1)/                                 10,318         176,851
Mack-Cali Realty Corp.                             5,088         176,452
Hudson United Bancorp                              5,544         176,355
Ruby Tuesday Inc.                                  7,572         176,049
Roper Industries Inc.                              3,533         175,731
SanDisk Corp./(1)/                                 8,064         174,989
Highwoods Properties Inc.                          6,191         173,905
Entercom Communications Corp./(1)/                 3,168         173,828
Citizens Banking Corp.                             5,345         173,552
BRE Properties Inc. "A"                            5,338         173,538
Weingarten Realty Investors                        3,365         172,961
Rayonier Inc.                                      3,246         172,947
Barnes & Noble Inc./(1)/                           5,580         172,924
Abgenix Inc./(1)/                                  9,128         172,428
Varian Semiconductor
  Equipment Associates Inc./(1)/                   3,828         172,260
Polaris Industries Inc.                            2,704         172,245
HCC Insurance Holdings Inc.                        6,136         171,501
First American Corp.                               8,029         170,857
LifePoint Hospitals Inc./(1)/                      4,612         170,460
Hercules Inc./(1)/                                12,774         170,022
Zebra Technologies Corp. "A"/(1)/                  3,142         169,951
Mettler Toledo International Inc./(1)              3,747         169,589
Henry (Jack) & Associates Inc.                     7,628         169,189
Performance Food Group Co./(1)/                    5,179         169,146
Freeport-McMoRan Copper & Gold Inc./(1)            9,561         168,465
Radio One Inc. "D"/(1)/                            8,167         168,240
Flowserve Corp./(1)/                               5,255         168,213
Applera Corp. - Celera Genomics Group/(1)/         8,174         167,976
Grant Prideco Inc./(1)/                           12,273         167,895

Schedules of Investments                                                      21
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                          Shares           Value
------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------
OSI Pharmaceuticals Inc./(1)/                      4,283  $      167,679
Hanover Compressor Co./(1)/                        9,318         167,631
Westamerica Bancorp                                3,919         167,537
DoubleClick Inc./(1)/                             13,950         167,260
Crane Co.                                          6,106         166,938
i2 Technologies Inc./(1)/                         32,946         166,707
First Midwest Bancorp Inc.                         5,735         166,544
Adaptec Inc./(1)/                                 12,439         166,309
Peoples Energy Corp.                               4,220         166,184
Newfield Exploration Co./(1)/                      4,485         165,900
Camden Property Trust                              4,237         165,751
York International Corp.                           4,609         165,463
Cheesecake Factory (The)/(1)/                      4,463         164,685
Axcelis Technologies Inc./(1)/                    11,492         164,336
Crompton Corp.                                    13,293         164,169
Steris Corp./(1)/                                  7,870         164,168
Novell Inc./(1)/                                  42,001         163,384
AK Steel Holding Corp.                            11,421         163,320
Andrew Corp./(1)/                                  9,705         162,365
McClatchy Co. (The) "A"                            2,730         162,080
Mid Atlantic Medical Services Inc./(1)/            5,687         162,080
Lafarge North America Inc.                         3,742         161,804
RGS Energy Group Inc.                              4,108         161,239
Reebok International Ltd./(1)/                     5,958         161,045
Mentor Graphics Corp./(1)/                         7,608         160,833
Annaly Mortgage Management Inc.                    9,467         160,750
Pittston Brink's Group                             6,404         160,740
First Industrial Realty Trust Inc.                 4,686         160,495
PETsMART Inc./(1)/                                11,833         160,455
Zale Corp./(1)/                                    3,951         160,411
LaBranche & Co. Inc./(1)/                          5,166         160,404
Pharmaceutical Product Development Inc./(1)/       4,601         160,345
Cooper Tire & Rubber Co.                           7,334         158,781
Rite Aid Corp./(1)/                               45,826         158,558
Payless ShoeSource Inc./(1)/                       2,597         158,547
Philadelphia Suburban Corp.                        6,728         158,108
Brown & Brown Inc.                                 5,028         157,879
CSG Systems International Inc./(1)/                5,526         157,325
Carlisle Companies Inc.                            3,597         157,261
Hudson City Bancorp Inc.                           4,839         157,074
Whitney Holding Corp.                              3,147         156,909
Corporate Executive Board Co. (The)/(1)/           4,178         156,721
La-Z-Boy Inc.                                      5,704         156,575
Dole Food Co.                                      5,041         156,271
Winn-Dixie Stores Inc.                             9,728         156,037
Charles River Laboratories International
  Inc./(1)/                                        5,026         155,806
Scios Inc./(1)/                                    5,372         155,412
Catalina Marketing Corp./(1)/                      4,257         155,380
GATX Corp.                                         4,875         155,025
LTX Corp./(1)/                                     5,701         155,010
CEC Entertainment Inc./(1)/                        3,353         154,909
Maxtor Corp./(1)/                                 22,190         154,221
WGL Holdings Inc.                                  5,738         154,123
GTECH Holdings Corp./(1)/                          3,154         153,757
AGL Resources Inc.                                 6,541         153,713
Global Payments Inc.                               4,184         153,344
Transkaryotic Therapies Inc./(1)/                  3,547         152,698
Raymond James Financial Inc.                       4,445         152,152
Titan Corp. (The)/(1)/                             7,357         151,922
International Speedway Corp. "A"                   3,323         151,861
Leucadia National Corp.                            4,241         151,616
Swift Transportation Co. Inc./(1)/                 6,904         151,336
Harte-Hanks Inc.                                   4,782         151,302
Cirrus Logic Inc./(1)/                             8,008         151,111
ResMed Inc./(1)/                                   3,764         151,049
United Bancshares Inc.                             5,113         150,987
Silicon Valley Bancshares/(1)/                     4,990         150,948
Doral Financial Corp.                              4,429         150,365
Graco Inc.                                         3,675         150,124
Adelphia Communications Corp. "A"/(1)/            10,062         149,924
Charter Communications Inc./(1)/                  13,268         149,796
Commercial Federal Corp.                           5,562         149,618
Crown Castle International Corp./(1)/             22,619         149,512
Credence Systems Corp./(1)/                        6,792         149,152
Kennametal Inc.                                    3,674         148,540
Massey Energy Co.                                  8,784         148,450
Quantum Corp./(1)/                                18,512         147,356
W.R. Berkley Corp.                                 2,562         147,264
Allegheny Technologies Inc.                        8,897         147,156
Healthcare Realty Trust Inc.                       4,837         146,851

22                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                          Shares           Value
------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------
SkyWest Inc.                                       5,878  $      146,539
Post Properties Inc.                               4,355         146,328
CenterPoint Properties Corp.                       2,706         146,259
American Eagle Outfitters Inc./(1)/                5,885         145,771
Retek Inc./(1)/                                    5,549         145,661
Neiman-Marcus Group Inc. "A"/(1)/                  4,224         145,517
Steelcase Inc.                                     8,685         145,474
Perot Systems Corp. "A"/(1)/                       7,287         145,376
Thomas & Betts Corp.                               6,867         145,306
American Financial Group Inc.                      5,051         145,065
Ingram Micro Inc. "A"/(1)/                         8,761         144,995
AMETEK Inc.                                        3,874         144,152
Cytec Industries Inc./(1)/                         4,733         143,978
United Stationers Inc./(1)/                        3,769         143,599
Macromedia Inc./(1)/                               6,998         142,899
Monsanto Co.                                       4,523         142,882
PNM Resources Inc.                                 4,653         142,661
National Instruments Corp./(1)/                    3,407         142,481
PepsiAmericas Inc.                                 9,862         142,210
FNB Corp.                                          4,852         142,164
Western Resources Inc.                             8,286         142,105
Varian Inc./(1)/                                   3,742         141,971
THQ Inc./(1)/                                      2,888         141,801
WPS Resources Corp.                                3,592         141,668
DQE Inc.                                           6,632         141,328
Avocent Corp./(1)/                                 5,273         141,264
Applebee's International Inc.                      3,888         141,134
Cerner Corp./(1)/                                  2,957         141,078
Covance Inc./(1)/                                  6,956         141,068
Wiley (John) & Sons Inc. "A"                       5,353         140,249
Mercury General Corp.                              3,014         140,151
Fair Isaac and Co. Inc.                            2,207         139,902
American Greetings Corp. "A"                       7,683         139,446
Western Digital Corp./(1)/                        22,341         139,184
Ryland Group Inc.                                  1,538         138,728
HRPT Properties Trust                             15,393         138,537
O'Reilly Automotive Inc./(1)/                      4,378         138,213
NDCHealth Corp.                                    3,794         138,064
Medarex Inc./(1)/                                  8,559         138,048
Developers Diversified Realty Corp.                6,546         137,466
Tupperware Corp.                                   6,031         137,205
Timken Co. (The)                                   5,904         136,323
Ethan Allen Interiors Inc.                         3,579         136,217
Cablevision Systems Corporation-Rainbow
  Media Group/(1)/                                 5,510         135,987
Techne Corp./(1)/                                  4,927         135,837
Corn Products International Inc.                   4,213         135,659
Airgas Inc./(1)/                                   6,744         135,554
Chico's FAS Inc./(1)/                              4,020         135,474
Toll Brothers Inc./(1)/                            2,707         134,944
Jeffries Group Inc.                                2,793         134,623
Gateway Inc./(1)/                                 21,266         134,401
AptarGroup Inc.                                    3,827         134,136
Affymetrix Inc./(1)/                               4,604         133,424
Idex Corp.                                         3,589         132,793
Louisiana-Pacific Corp.                           12,346         132,596
Manugistics Group Inc./(1)/                        6,167         132,467
Direct Focus Inc./(1)/                             3,474         132,186
AVX Corp.                                          6,309         132,110
Washington Real Estate Investment Trust            4,590         131,963
ONEOK Inc.                                         6,328         131,939
Trustmark Corp.                                    5,206         131,504
Park National Corp.                                1,331         131,436
Shaw Group Inc. (The)/(1)/                         4,776         131,340
Alfa Corp.                                         4,686         130,739
Jack in the Box Inc./(1)/                          4,407         130,668
Great Lakes Chemical Corp.                         4,634         130,540
Neurocrine Biosciences Inc./(1)/                   3,215         130,497
Alexander & Baldwin Inc.                           4,722         130,374
Staten Island Bancorp Inc.                         6,620         130,282
Openwave Systems Inc./(1)/                        20,459         130,119
Level 3 Communications Inc./(1)/                  36,550         130,118
United Rentals Inc./(1)/                           4,734         130,090
Linens 'N Things Inc./(1)/                         4,251         129,783
Sensient Technologies Corp.                        5,619         129,349
Macrovision Corp./(1)/                             4,848         129,199
Copart Inc./(1)/                                   7,193         129,042
Shurgard Storage Centers Inc. "A"                  3,797         128,718
Chesapeake Energy Corp./(1)/                      16,573         128,275
Piedmont Natural Gas Co.                           3,593         127,911
Ohio Casualty Corp./(1)/                           6,736         127,580
Activision Inc./(1)/                               4,274         127,493
ITT Educational Services Inc./(1)/                 2,829         127,305
Key Energy Services Inc./(1)/                     11,873         127,279
Realty Income Corp.                                3,831         127,189
Extended Stay America Inc./(1)/                    7,307         127,142
AnnTaylor Stores Corp./(1)/                        2,927         126,505

Schedules of Investments                                                      23
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                          Shares           Value
------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------
Packaging Corp. of America/(1)/                    6,374  $      126,141
Conseco Inc./(1)/                                 34,828         126,077
Church & Dwight Co. Inc.                           4,278         126,030
Crown Cork & Seal Co. Inc./(1)/                   14,069         125,918
Cox Radio Inc. "A"/(1)/                            4,433         125,897
Extreme Networks Inc./(1)/                        12,069         125,518
UTStarcom Inc./(1)/                                4,781         125,406
Federal Signal Corp.                               5,277         125,170
Orthodontic Centers of America Inc./(1)/           4,533         125,156
Universal Corp.                                    3,172         124,850
Lancaster Colony Corp.                             3,365         124,640
Nationwide Financial Services Inc.                 2,911         124,591
Worthington Industries Inc.                        8,030         123,341
Regis Corp.                                        4,359         122,401
Stericycle Inc./(1)/                               1,949         121,931
99 Cents Only Stores/(1)/                          3,166         121,384
Getty Images Inc./(1)/                             4,020         120,439
Mueller Industries Inc./(1)/                       3,437         120,261
Gartner Inc. "A"/(1)/                              9,286         119,789
Ariba Inc./(1)/                                   26,441         119,778
Province Healthcare Co./(1)/                       3,763         119,551
Tootsie Roll Industries Inc.                       2,598         119,478
Veeco Instruments Inc./(1)/                        3,411         119,385
Minerals Technologies Inc.                         2,273         119,264
Kulicke & Soffa Industries Inc./(1)/               5,730         119,241
Forest City Enterprises Inc. "A"                   3,135         119,130
Electro Scientific Industries Inc./(1)/            3,248         119,039
Ascential Software Corp./(1)/                     30,865         118,830
Community Health Systems Inc./(1)/                 5,355         118,399
Bob Evans Farms Inc.                               4,182         118,016
Briggs & Stratton Corp.                            2,557         117,622
American National Insurance Co.                    1,243         117,463
Education Management Corp./(1)/                    2,785         117,443
Documentum Inc./(1)/                               4,599         117,045
Plexus Corp./(1)/                                  4,948         116,773
Cree Inc./(1)/                                     8,558         116,646
Oshkosh Truck Corp.                                2,047         116,474
Cleco Corp.                                        4,868         116,345
Apria Healthcare Group Inc./(1)/                   4,746         116,324
American Capital Strategies Ltd.                   3,754         116,224
Respironics Inc./(1)/                              3,587         116,219
Electronics For Imaging Inc./(1)/                  6,345         116,113
Arbitron Inc./(1)/                                 3,428         115,866
Elantec Semiconductor Inc./(1)/                    2,705         115,693
Manitowoc Co. Inc. (The)                           2,922         115,419
Commerce Group Inc.                                2,982         115,403
FMC Corp./(1)/                                     2,751         115,322
Finisar Corp./(1)/                                14,899         114,722
Susquehanna Bancshares Inc.                        4,686         114,713
Atmos Energy Corp.                                 4,837         114,153
FMC Technologies Inc./(1)/                         5,726         114,119
Potlatch Corp.                                     3,375         113,704
Macerich Co. (The)                                 3,754         113,183
Coherent Inc./(1)/                                 3,336         113,090
SICOR Inc./(1)/                                    6,608         112,865
Black Box Corp./(1)/                               2,329         112,770
Kansas City Southern Industries Inc.               7,068         112,664
Fleming Companies Inc.                             5,019         112,426
Atlantic Coast Airlines Holdings Inc./(1)/         4,657         111,675
Millennium Chemicals Inc.                          7,579         111,639
Community First Bankshares Inc.                    4,317         111,638
Nationwide Health Properties Inc.                  5,538         111,591
Waste Connections Inc./(1)/                        3,326         111,454
Circuit City Stores Inc. - CarMax Group/(1)/       4,287         110,862
S1 Corp./(1)/                                      7,166         110,643
USFreightways Corp.                                3,118         110,502
Cognex Corp./(1)/                                  3,795         110,283
Cousins Properties Inc.                            4,229         110,165
PolyOne Corp.                                      9,027         110,129
Hughes Supply Inc.                                 2,826         110,101
Trinity Industries Inc.                            4,526         110,027
American Tower Corp./(1)/                         20,334         110,007
CheckFree Corp./(1)/                               7,172         109,947
Total System Services Inc.                         4,344         109,252
Diagnostic Products Corp.                          2,527         109,166
Cambrex Corp.                                      2,593         109,165
La Quinta Corp./(1)/                              15,265         109,145
TrustCo Bank Corp. NY                              8,425         108,767
Federal Realty Investment Trust                    4,235         108,712
Kronos Inc./(1)/                                   2,311         108,571
Horace Mann Educators Corp.                        4,822         108,543
Too Inc./(1)/                                      3,680         108,523
Prentiss Properties Trust                          3,675         108,486

24                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                          Shares           Value
------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------
Talbots Inc. (The)                                 3,057    $    108,218
NPS Pharmaceuticals Inc./(1)/                      3,315         108,168
Keane Inc./(1)/                                    6,342         108,131
Lincoln Electric Holding Inc.                      3,775         107,852
Solutia Inc.                                      12,296         106,975
Northwest Airlines Corp. "A"/(1)/                  5,606         106,906
MSC Industrial Direct Co. Inc. "A"/(1)/            4,668         106,897
IDEXX Laboratories Inc./(1)/                       3,970         106,555
Health Care REIT Inc.                              3,808         106,319
Donnelley (R.H.) Corp./(1)/                        3,492         106,262
Tom Brown Inc./(1)/                                3,880         105,924
Superior Industries International Inc.             2,171         105,901
Photronics Inc./(1)/                               3,133         105,676
Downey Financial Corp.                             2,317         105,655
Black Hills Corp.                                  3,153         105,562
Insight Enterprises Inc./(1)/                      4,657         105,434
Alaska Air Group Inc./(1)/                         3,159         105,163
Banta Corp.                                        2,942         105,059
Brooks Automation Inc./(1)/                        2,309         104,921
Exult Inc./(1)/                                    9,615         104,900
Reliant Resources Inc./(1)/                        6,201         104,859
CommScope Inc./(1)/                                6,021         104,765
NetIQ Corp./(1)/                                   4,792         104,514
Photon Dynamics Inc./(1)/                          2,052         104,426
Reckson Associates Realty Corp.                    4,234         104,410
Intergraph Corp./(1)/                              5,913         104,128
Chittenden Corp.                                   3,571         104,095
UAL Corp.                                          6,332         103,465
SL Green Realty Corp.                              3,079         103,454
Internet Security Systems Inc./(1)/                4,523         103,351
IDT Corp./(1)/                                     5,118         103,332
Imation Corp./(1)/                                 3,889         103,175
Texas Industries Inc.                              2,503         103,124
Hyperion Solutions Corp./(1)/                      3,817         103,097
Hilb Rogal & Hamilton Co.                          3,298         102,898
VISX Inc./(1)/                                     5,811         102,622
CNA Financial Corp./(1)/                           3,453         102,554
Blyth Inc.                                         3,849         102,075
Pediatrix Medical Group Inc./(1)/                  2,496         101,737
UGI Corp.                                          3,244         101,667
ATMI Inc./(1)/                                     3,224         101,395
Seacor Smit Inc./(1)/                              2,066         101,234
Wind River Systems Inc./(1)/                       7,410         100,702
Southwest Bancorp of Texas Inc./(1)/               3,019         100,653
Sylvan Learning Systems Inc./(1)/                  3,562         100,627
InterMune Inc./(1)/                                3,346         100,614
Price Communications Corp./(1)/                    5,689         100,354
Fuller (H.B.) Co.                                  3,348         100,273
FactSet Research Systems Inc.                      2,479         100,028
South Financial Group Inc. (The)                   4,912          99,959
Longs Drug Stores Corp.                            3,581          99,802
Timberland Co. "A"/(1)/                            2,362          99,795
Vignette Corp./(1)/                               28,987          99,715
Chelsea Property Group Inc.                        1,844          99,650
Provident Financial Group Inc.                     3,451          99,389
Cell Therapeutics Inc./(1)/                        3,995          99,196
Enterasys Networks Inc./(1)/                      23,439          99,147
Harland (John H.) Co.                              3,408          99,071
Charming Shoppes Inc./(1)/                        12,443          98,549
Stone Energy Corp./(1)/                            2,541          98,464
Claire's Stores Inc.                               5,043          98,238
Airborne Inc.                                      5,616          98,224
Silicon Graphics Inc./(1)/                        23,054          97,980
US Oncology Inc./(1)/                             11,121          97,976
Newport Corp.                                      4,077          97,440
Dreyer's Grand Ice Cream Inc.                      2,360          97,208
Sonic Corp./(1)/                                   3,765          96,798
Advanced Digital Information Corp./(1)/            7,440          96,794
New Jersey Resources Corp.                         3,200          96,768
St. Joe Co. (The)                                  3,223          96,690
Insight Communications Co. Inc./(1)/               4,601          96,391
Ameritrade Holding Corp. "A"/(1)/                 14,794          96,013
CH Energy Group Inc.                               2,023          95,991
Spinnaker Exploration Co./(1)/                     2,301          95,837
CV Therapeutics Inc./(1)/                          2,643          95,677
Terex Corp./(1)/                                   4,232          95,643
Choice Hotels International Inc./(1)/              3,958          95,507
CAL Dive International Inc./(1)/                   3,834          95,467
Argosy Gaming Co./(1)/                             2,601          95,431
Legato Systems Inc./(1)/                          10,573          95,263
Forest Oil Corp./(1)/                              3,209          95,051
Silicon Storage Technology Inc./(1)/               8,990          94,845
Pacific Capital Bancorp                            3,068          94,648
Trimeris Inc./(1)/                                 2,188          94,522

Schedules of Investments                                                      25
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                   Shares         Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
Ralcorp Holdings Inc./(1)/                                  3,475   $    94,520
Tecumseh Products Co. "A"                                   1,770        94,341
UCAR International Inc./(1)/                                6,638        94,260
El Paso Electric Co./(1)/                                   6,022        94,244
Erie Indemnity Co. "A"                                      2,316        94,215
Kmart Corp./(1)/                                           58,714        93,942
Alleghany Corp./(1)/                                          501        93,904
MPS Group Inc./(1)/                                        10,731        93,896
Invacare Corp.                                              2,495        93,812
Werner Enterprises Inc.                                     4,472        93,688
Media General Inc. "A"                                      1,470        93,345
M.D.C. Holdings Inc.                                        2,156        93,139
Incyte Genomics Inc./(1)/                                   7,823        93,094
Collins & Aikman Corp./(1)/                                13,854        92,822
Thornbury Mortgage Inc.                                     4,628        92,745
G&K Services Inc. "A"                                       2,488        92,703
Ligand Pharmaceuticals Inc. "B"/(1)/                        4,697        92,625
Anixter International Inc./(1)/                             3,123        92,534
American Italian Pasta Co. "A"/(1)/                         2,038        92,525
Granite Construction Inc.                                   3,759        92,509
EarthLink Inc./(1)/                                         9,087        92,233
Mentor Corp.                                                2,556        92,220
Aeroflex Inc./(1)/                                          7,158        92,052
ADVO Inc./(1)/                                              2,178        91,999
Myriad Genetics Inc./(1)/                                   2,743        91,918
Emmis Communications Corp./(1)/                             3,424        91,558
Arch Coal Inc.                                              4,279        91,485
Zoran Corp./(1)/                                            2,090        91,291
Ferro Corp.                                                 3,169        91,267
Exar Corp./(1)/                                             4,442        91,239
Powerwave Technologies Inc./(1)/                            7,082        91,145
Sybron Dental Specialties Inc./(1)/                         4,533        91,113
American Management Systems Inc./(1)/                       4,870        90,976
Ventas Inc.                                                 7,188        90,928
Pep Boys-Manny, Moe & Jack Inc.                             5,463        90,904
Primedia Inc./(1)/                                         28,674        90,897
First Commonwealth Financial Corp.                          6,857        90,787
Men's Wearhouse Inc. (The)/(1)/                             3,886        90,738
Harleysville Group Inc.                                     3,430        90,621
LNR Property Corp.                                          2,578        90,410
Otter Tail Corp.                                            2,925        90,323
Wolverine World Wide Inc.                                   5,031        90,306
Toro Co.                                                    1,515        90,294
Modine Manufacturing Co.                                    3,345        90,282
Kaydon Corp.                                                3,341        90,207
Gables Residential Trust                                    2,897        89,952
Wallace Computer Services Inc.                              4,450        89,890
Ticketmaster "B"/(1)/                                       3,036        89,805
Western Gas Resources Inc.                                  2,405        89,514
Matthews International Corp. "A"                            3,551        89,130
Avant! Corp./(1)/                                           4,447        89,073
UMB Financial Corp.                                         2,072        88,847
Digital Insight Corp./(1)/                                  3,218        88,656
Essex Property Trust Inc.                                   1,699        88,654
eFunds Corp./(1)/                                           5,510        88,435
Blockbuster Inc.                                            3,762        88,294
Aztar Corp./(1)/                                            4,028        88,213
Ryan's Family Steak Houses Inc./(1)/                        3,674        88,176
Energen Corp.                                               3,332        88,131
KV Pharmaceuticals Co. "B"/(1)/                             2,695        88,126
Aspen Technology Inc./(1)/                                  3,846        88,073
CBL & Associates Properties Inc.                            2,479        87,633
Florida Rock Industries Inc.                                2,194        87,409
Perrigo Co./(1)/                                            7,312        87,378
TIBCO Software Inc./(1)/                                    7,423        87,294
Stillwater Mining Co./(1)/                                  4,627        87,219
UICI/(1)/                                                   4,602        87,208
Avista Corp.                                                5,589        86,797
NBTY Inc./(1)/                                              5,077        86,614
Landstar System Inc./(1)/                                     933        86,582
Vintage Petroleum Inc.                                      5,884        86,495
Action Performance Companies Inc./(1)/                      1,756        86,483
Pan Pacific Retail Properties Inc.                          2,821        86,238
BARRA Inc./(1)/                                             1,423        86,191
Riverstone Networks Inc./(1)/                              14,353        86,118
AmeriPath Inc./(1)/                                         3,212        86,082
Take-Two Interactive Software Inc./(1)/                     4,271        85,847
Scotts Co. (The) "A"/(1)/                                   1,875        85,838
Eclipsys Corp./(1)/                                         5,227        85,775
Technitrol Inc.                                             3,594        85,681
Hollywood Entertainment Corp./(1)/                          5,096        85,613
Standard-Pacific Corp.                                      3,039        85,396
Southwest Gas Corp.                                         3,412        85,300
Oak Technology Inc./(1)/                                    5,732        85,292

26                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                    Shares        Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
American Medical Systems Holdings Inc./(1)/                  3,789   $   85,290
Cabot Oil & Gas Corp. "A"                                    3,443       85,249
Christopher & Banks Corp./(1)/                               2,593       85,180
Dycom Industries Inc./(1)/                                   5,692       85,095
MKS Instruments Inc./(1)/                                    2,485       85,086
InFocus Corp./(1)/                                           4,634       84,385
International Bancshares Corp.                               1,906       84,112
Meristar Hospitality Corp.                                   4,606       84,060
Coinstar Inc./(1)/                                           2,494       84,023
Immunomedics Inc./(1)/                                       4,418       83,765
Pacific Sunwear of California Inc./(1)/                      3,405       83,763
Northwest Natural Gas Co.                                    2,982       83,526
Pathmark Stores Inc./(1)/                                    3,487       83,514
Curtiss Wright Corp.                                         1,254       83,391
PSS World Medical Inc./(1)/                                  8,500       83,300
Acuity Brands Inc.                                           5,020       82,981
Nordson Corp.                                                2,747       82,822
Interstate Bakeries Corp.                                    3,420       82,798
Kilroy Realty Corp.                                          2,933       82,740
UIL Holdings Corp.                                           1,424       82,734
WorldCom Inc. - MCI Group                                   13,998       82,728
CLARCOR Inc.                                                 2,582       82,624
Beverly Enterprises Inc./(1)/                               11,452       82,454
Evergreen Resources Inc./(1)/                                1,977       82,441
UCBH Holdings Inc.                                           2,290       82,394
Albemarle Corp.                                              2,982       82,184
JDA Software Group Inc./(1)/                                 2,575       82,091
Sonic Automotive Inc./(1)/                                   2,735       81,995
Liberty Corp.                                                2,055       81,830
Tetra Tech Inc./(1)/                                         5,723       81,782
Plantronics Inc./(1)/                                        3,902       81,630
Chemical Financial Corp.                                     2,709       81,189
Regeneron Pharmaceuticals Inc./(1)/                          3,243       81,043
Fred's Inc.                                                  2,247       80,892
Overseas Shipholding Group Inc.                              3,323       80,749
FreeMarkets Inc./(1)/                                        3,513       80,694
East West Bancorp Inc.                                       2,746       80,430
Beazer Homes USA Inc./(1)/                                   1,036       80,342
Metris Companies Inc.                                        3,997       79,940
Alpha Industries Inc./(1)/                                   5,223       79,651
Selective Insurance Group Inc.                               2,983       79,646
Republic Bancorp Inc.                                        5,673       79,422
CACI International Inc. "A"/(1)/                             2,260       79,349
Storage USA Inc.                                             1,862       79,303
Jones Lang LaSalle Inc./(1)/                                 3,554       78,721
DRS Technologies Inc./(1)/                                   1,896       78,665
Olin Corp.                                                   4,180       78,584
Isis Pharmaceuticals Inc./(1)/                               4,886       78,567
Owens & Minor Inc.                                           3,992       78,403
Cooper Companies Inc.                                        1,654       78,400
Regency Centers Corp.                                        2,699       78,325
Georgia Gulf Corp.                                           2,916       78,295
Borland Software Corp./(1)/                                  6,012       78,216
ABM Industries Inc.                                          2,130       78,171
Metro-Goldwyn-Mayer Inc./(1)/                                4,701       78,131
PanAmSat Corp./(1)/                                          3,408       77,873
Unit Corp./(1)/                                              4,254       77,806
Advanced Energy Industries Inc./(1)/                         2,157       77,566
Brady Corp. "A"                                              2,130       77,319
Asyst Technologies Inc./(1)/                                 4,238       77,132
Alexandria Real Estate Equities Inc.                         1,725       76,935
Smucker (J.M.) Co. (The)                                     2,276       76,929
Yellow Corp./(1)/                                            2,915       76,927
Amylin Pharmaceuticals Inc./(1)/                             7,671       76,787
Flowers Foods Inc./(1)/                                      3,014       76,767
Impath Inc./(1)/                                             1,863       76,458
ESS Technology Inc./(1)/                                     3,682       76,365
Charter Municipal Mortgage Acceptance Co.                    4,832       76,249
CuraGen Corp./(1)/                                           4,744       76,189
Reliance Steel & Aluminum Co.                                2,759       76,121
MSC.Software Corp./(1)/                                      3,308       76,084
Panera Bread Co. "A"/(1)/                                    1,194       76,070
MAF Bancorp Inc.                                             2,156       75,999
Harmonic Inc./(1)/                                           6,542       75,887
Micromuse Inc./(1)/                                          8,660       75,862
Rambus Inc./(1)/                                             9,694       75,516
Interactive Data Corp./(1)/                                  4,295       75,377
Entegris Inc./(1)/                                           4,667       75,372
C-COR.net Corp./(1)/                                         4,174       75,132
Bio-Rad Laboratories Inc. "A"/(1)/                           1,984       74,499
BlackRock Inc./(1)/                                          1,670       74,482
JLG Industries Inc.                                          5,029       74,429
P.F. Chang's China Bistro Inc./(1)/                          1,115       74,292
Florida East Coast Industries Inc.                           2,624       74,285

Schedules of Investments                                                      27
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                   Shares         Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
CNET Networks Inc./(1)/                                    13,540    $   74,199
Oceaneering International Inc./(1)/                         2,556        74,124
Liberate Technologies/(1)/                                 12,446        74,054
Haemonetics Corp./(1)/                                      2,333        74,049
FelCor Lodging Trust Inc.                                   3,479        73,929
UniSource Energy Corp.                                      3,612        73,902
First Bancorp                                               2,556        73,868
LandAmerica Financial Group Inc.                            2,128        73,693
ONI Systems Inc./(1)/                                      11,934        73,633
Triumph Group Inc./(1)/                                     1,872        73,382
Knight Trading Group Inc./(1)/                             10,270        73,328
Delta & Pine Land Co.                                       3,865        73,319
SangStat Medical Corp./(1)/                                 2,726        73,220
Provident Bankshares Corp.                                  3,048        73,152
RealNetworks Inc./(1)/                                     10,408        73,064
Summit Properties Inc.                                      2,982        73,059
Footstar Inc./(1)/                                          2,396        73,054
FileNET Corp./(1)/                                          4,260        72,803
People's Bank                                               2,948        72,668
Home Properties of NY Inc.                                  2,105        72,517
Sun Communities Inc.                                        1,845        72,509
Texas Regional Bancshares Inc. "A"                          1,660        72,476
Pixar Inc./(1)/                                             1,966        72,349
Paxar Corp./(1)/                                            4,286        72,219
NRG Energy Inc./(1)/                                        5,986        72,191
Foundry Networks Inc./(1)/                                 10,039        72,180
United States Cellular Corp./(1)/                           1,760        72,160
Group 1 Automotive Inc./(1)/                                1,844        72,008
Cerus Corp./(1)/                                            1,341        71,837
St. Mary Land & Exploration Co.                             3,308        71,817
Capitol Federal Financial                                   3,164        71,791
Southern Union Co./(1)/                                     3,916        71,741
Brandywine Realty Trust                                     2,995        71,580
Administaff Inc./(1)/                                       2,590        71,562
Woodward Governor Co.                                       1,038        71,414
EMCOR Group Inc./(1)/                                       1,231        71,398
IHOP Corp./(1)/                                             2,115        71,297
AMCORE Financial Inc.                                       3,028        71,188
Hooper Holmes Inc.                                          6,784        71,164
Expedia Inc. "A"/(1)/                                       1,018        71,097
Chateau Communities Inc.                                    2,473        71,049
OfficeMax Inc./(1)/                                        12,697        70,849
Global Industries Ltd./(1)/                                 7,585        70,768
Viasys Healthcare Inc./(1)/                                 3,141        70,641
SurModics Inc./(1)/                                         1,620        70,632
ProQuest Co./(1)/                                           1,642        70,590
Cohu Inc.                                                   2,477        70,570
Genesco Inc./(1)/                                           2,556        70,469
Wausau-Mosinee Paper Corp.                                  5,502        70,206
HNC Software Inc./(1)/                                      4,173        70,106
Belden Inc.                                                 2,939        70,036
First Citizens BancShares Inc. "A"                            680        70,013
Cost Plus Inc./(1)/                                         2,556        69,938
Westport Resources Corp./(1)/                               3,556        69,875
Kopin Corp./(1)/                                            7,668        69,855
NorthWestern Corp.                                          3,173        69,806
S&T Bancorp Inc.                                            2,740        69,733
First Charter Corp.                                         3,734        69,714
Plains Resource Inc./(1)/                                   2,801        69,689
Cell Genesys Inc./(1)/                                      4,098        69,461
21st Century Insurance Group                                3,834        69,357
Waypoint Financial Corp.                                    4,190        69,303
Insituform Technologies Inc. "A"/(1)/                       2,742        69,290
Bally Total Fitness Holding Corp./(1)/                      3,156        69,274
Patina Oil & Gas Corp.                                      2,194        69,155
SCP Pool Corp./(1)/                                         2,201        69,096
Mercury Computer Systems Inc./(1)/                          2,156        68,906
CONMED Corp./(1)/                                           2,756        68,900
John Nuveen Co. "A"                                         1,248        68,827
Cable Design Technologies Corp./(1)/                        5,146        68,699
Entravision Communications Corp./(1)/                       4,635        68,598
Armor Holdings Inc./(1)/                                    2,529        68,536
Stewart Enterprises Inc. "A"/(1)/                          11,453        68,386
Dianon Systems Inc./(1)/                                    1,053        68,297
Prime Hospitality Corp./(1)/                                5,193        68,288
Gaylord Entertainment Co. "A"/(1)/                          2,560        68,096
West Corp./(1)/                                             2,148        67,963
Spherion Corp./(1)/                                         6,149        67,946
Integrated Circuit Systems Inc./(1)/                        3,324        67,810
Arkansas Best Corp./(1)/                                    2,437        67,724
Lone Star Technologies Inc./(1)/                            2,952        67,335
Lennox International Inc.                                   5,090        67,290
Tower Automotive Inc./(1)/                                  4,806        67,236
Libbey Inc.                                                 1,744        67,179

28                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                   Shares         Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
First Financial Bancorp                                     4,273    $   67,172
Carpenter Technology Corp.                                  2,309        66,822
Information Holdings Inc./(1)/                              2,316        66,701
Station Casinos Inc./(1)/                                   3,998        66,567
Hot Topic Inc./(1)/                                         3,184        66,546
Ionics Inc./(1)/                                            2,070        66,364
Journal Register Co./(1)/                                   3,122        66,186
Grey Wolf Inc./(1)/                                        16,703        66,144
Frontier Oil Corp.                                          3,071        65,965
Secure Computing Corp./(1)/                                 3,362        65,929
IGEN International Inc./(1)/                                1,736        65,760
Helix Technology Corp.                                      2,597        65,756
Reinsurance Group of America Inc.                           2,100        65,751
FEI Co./(1)/                                                1,841        65,448
Consol Energy Inc.                                          2,492        65,415
Kellwood Co.                                                2,692        65,389
AmSurg Corp./(1)/                                           2,402        65,358
Kimball International Inc. "B"                              3,997        65,191
Frontier Airlines Inc./(1)/                                 3,557        65,164
EGL Inc./(1)/                                               4,099        64,969
Flir Systems Inc./(1)/                                      1,360        64,940
CUNO Inc./(1)/                                              1,747        64,849
Priority Healthcare Corp. "B"/(1)/                          2,493        64,843
Kirby Corp./(1)/                                            2,168        64,823
Charlotte Russe Holding Inc./(1)/                           2,498        64,798
Priceline.com Inc./(1)/                                    12,366        64,674
Rare Hospitality International Inc./(1)/                    2,538        64,516
Manhattan Associates Inc./(1)/                              1,692        64,465
Hutchinson Technology Inc./(1)/                             2,982        64,322
Cathay Bancorp Inc.                                           890        64,169
Benchmark Electronics Inc./(1)/                             2,290        64,120
Exelixis Inc./(1)/                                          4,644        64,041
Maverick Tube Corp./(1)/                                    3,920        63,974
Sycamore Networks Inc./(1)/                                16,192        63,958
Monaco Coach Corp./(1)/                                     2,629        63,885
SonicWALL Inc./(1)/                                         4,892        63,792
Winnebago Industries Inc.                                   1,519        63,783
Overture Services Inc./(1)/                                 2,281        63,686
Great Atlantic & Pacific Tea Co./(1)/                       2,283        63,650
C&D Technologies Inc.                                       3,023        63,543
American Financial Holdings Inc.                            2,386        63,491
Teledyne Technologies Inc./(1)/                             3,827        63,452
PRI Automation Inc./(1)/                                    2,722        63,447
Delphi Financial Group Inc. "A"                             1,615        63,324
Tesoro Petroleum Corp./(1)/                                 4,506        63,309
Casey's General Store Inc.                                  4,677        63,139
CVB Financial Corp.                                         3,131        63,121
ILEX Oncology Inc./(1)/                                     3,657        63,120
Tekelec/(1)/                                                5,478        62,778
Western Wireless Corp. "A"/(1)/                             7,167        62,640
Vector Group Ltd.                                           2,184        62,462
Schulman (A.) Inc.                                          3,409        62,351
Rogers Corp./(1)/                                           1,876        62,302
InterDigital Communications Corp./(1)/                      6,496        62,297
Cornerstone Realty Income Trust Inc.                        5,573        62,139
Progress Software Corp./(1)/                                3,420        62,039
Longview Fibre Co.                                          6,014        61,944
Syncor International Corp./(1)/                             2,272        61,912
Symyx Technologies Inc./(1)/                                2,998        61,909
Baldor Electric Co.                                         2,737        61,856
Arrow International Inc.                                    1,308        61,738
ADTRAN Inc./(1)/                                            2,556        61,702
Cumulus Media Inc. "A"/(1)/                                 3,441        61,594
Veritas DGC Inc./(1)/                                       3,642        61,586
Martek Biosciences Corp./(1)/                               1,953        61,479
Grey Global Group Inc.                                         90        61,290
Terayon Communication Systems Inc./(1)/                     7,195        61,014
Gene Logic Inc./(1)/                                        3,133        60,968
AstroPower Inc./(1)/                                        1,454        60,719
FuelCell Energy Inc./(1)/                                   3,839        60,503
USEC Inc.                                                   9,447        60,461
Albany Molecular Research Inc./(1)/                         2,520        60,404
NCO Group Inc./(1)/                                         2,171        60,267
ShopKo Stores Inc./(1)/                                     3,327        60,219
Hain Celestial Group Inc./(1)/                              2,696        59,986
Spanish Broadcasting System Inc. "A"/(1)/                   4,427        59,986
Concurrent Computer Corp./(1)/                              7,198        59,815
Verity Inc./(1)/                                            3,378        59,723
Newpark Resources Inc./(1)/                                 7,701        59,683
Hollinger International Inc.                                4,519        59,244
Park Electrochemical Corp.                                  2,039        59,131
Colonial Properties Trust                                   1,715        59,082
GenCorp. Inc.                                               3,756        59,044

Schedules of Investments                                                      29
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                    Shares        Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
Gentiva Health Services Inc./(1)/                            2,378   $   58,879
Seacoast Financial Services Corp.                            2,982       58,716
Mykrolis Corp./(1)/                                          3,838       58,683
Alliance Gaming Corp./(1)/                                   1,922       58,679
Lands' End Inc./(1)/                                         1,303       58,466
InterCept Inc./(1)/                                          1,612       58,435
Cubist Pharmaceuticals Inc./(1)/                             3,161       58,415
Quanex Corp.                                                 1,642       58,291
PacifiCare Health Systems Inc. "A"/(1)/                      3,340       58,283
Mills Corp.                                                  2,084       58,269
Ruddick Corp.                                                3,499       58,223
Quest Software Inc./(1)/                                     3,851       58,189
ValueVision International Inc. "A"/(1)/                      2,795       57,996
Presidential Life Corp.                                      2,545       57,899
DSP Group Inc./(1)/                                          2,822       57,766
Power Integrations Inc./(1)/                                 3,029       57,702
Wet Seal Inc. "A"/(1)/                                       1,652       57,638
PRG-Schultz International Inc./(1)/                          4,081       57,338
Stewart & Stevenson Services Inc.                            2,960       57,276
INAMED Corp./(1)/                                            1,735       57,081
Commercial Net Lease Realty Inc.                             4,062       56,706
TeleTech Holdings Inc./(1)/                                  4,219       56,661
Albany International Corp. "A"                               1,869       56,631
Sunrise Assisted Living Inc./(1)/                            2,077       56,619
Crawford & Co. "B"                                           4,173       56,544
WD-40 Co.                                                    1,867       56,234
Sandy Spring Bancorp Inc.                                    1,732       56,203
Arris Group Inc./(1)/                                        6,041       56,181
Koger Equity Inc.                                            3,141       56,130
Regal-Beloit Corp.                                           2,195       56,082
Power-One Inc./(1)/                                          6,853       56,058
Unifi Inc./(1)/                                              5,961       56,033
Frontier Financial Corp.                                     2,104       55,966
CTS Corp.                                                    3,443       55,949
W Holding Co. Inc.                                           3,168       55,915
Silicon Image Inc./(1)/                                      6,538       55,835
Actel Corp./(1)/                                             2,696       55,834
Forward Air Corp./(1)/                                       1,762       55,767
RSA Security Inc./(1)/                                       6,191       55,719
Quiksilver Inc./(1)/                                         2,539       55,553
Dionex Corp./(1)/                                            2,274       55,326
Manufactured Home Communities Inc.                           1,676       55,308
Informatica Corp./(1)/                                       7,639       55,306
Commercial Metals Co.                                        1,316       55,272
Dollar Thrifty Automotive Group Inc./(1)/                    2,608       55,159
Ocular Sciences Inc./(1)/                                    1,968       55,110
Inhale Therapeutic Systems Inc./(1)/                         5,223       55,103
Nu Skin Enterprises Inc. "A"                                 5,142       55,071
Wesco Financial Corp.                                          176       55,018
Philadelphia Consolidated Holding Corp./(1)/                 1,382       55,004
General Cable Corp.                                          3,849       54,964
Boston Private Financial Holdings Inc.                       2,054       54,944
Crestline Capital Corp./(1)/                                 1,632       54,900
F5 Networks Inc./(1)/                                        2,362       54,893
Pegasus Solutions Inc./(1)/                                  2,967       54,890
E.piphany Inc./(1)/                                          7,246       54,780
Microsemi Corp./(1)/                                         3,352       54,705
Wellman Inc.                                                 3,319       54,598
Greif Brothers Corp. "A"                                     1,528       54,550
Checkpoint Systems Inc./(1)/                                 3,416       54,485
FirstFed Financial Corp./(1)/                                2,083       54,470
Bowne & Co. Inc.                                             3,870       54,451
Heartland Express Inc./(1)/                                  2,724       54,371
Pulitzer Inc.                                                1,016       54,356
Arch Chemicals Inc.                                          2,465       54,353
Sterling Bancshares Inc.                                     4,068       54,308
Atrix Laboratories Inc./(1)/                                 2,385       54,306
Glimcher Realty Trust                                        2,923       54,222
MICROS Systems Inc./(1)/                                     2,130       54,209
Argonaut Group Inc.                                          2,564       54,203
CIBER Inc./(1)/                                              5,920       54,168
Iomega Corp./(1)/                                            6,102       54,064
MacDermid Inc.                                               2,494       54,020
Oakley Inc./(1)/                                             3,013       53,933
Metro One Telecommunications Inc./(1)/                       2,126       53,894
ProBusiness Services Inc./(1)/                               2,497       53,860
Noven Pharmaceuticals Inc./(1)/                              2,596       53,841
Madison Gas & Electric Co.                                   1,893       53,799
Genlyte Group Inc. (The)/(1)/                                1,429       53,673
Mediacom Communications Corp./(1)/                           3,822       53,546
Swift Energy Co./(1)/                                        2,718       53,545
RehabCare Group Inc./(1)/                                    1,875       53,438
NACCO Industries Inc.                                          806       53,430

30                                   2002 iShares Annual Report to Shareholders
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                  Shares         Value
------------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------
Peabody Energy Corp.                                        1,839 $     53,239
Enzo Biochem Inc./(1)/                                      2,621       53,100
National Penn Bancshares Inc.                               2,157       52,998
Littelfuse Inc./(1)/                                        2,139       52,983
Simpson Manufacturing Co. Inc./(1)/                           863       52,772
Pinnacle Systems Inc./(1)/                                  6,617       52,737
Hunt (J.B.) Transport Services Inc./(1)/                    1,853       52,681
W-H Energy Services Inc./(1)/                               2,430       52,488
Griffon Corp./(1)/                                          3,133       52,478
Bruker Daltonics Inc./(1)/                                  5,466       52,364
DMC Stratex Networks Inc./(1)/                              9,604       52,246
Moog Inc. "A"/(1)/                                          1,632       52,224
Microtune Inc./(1)/                                         3,631       52,177
OshKosh B'Gosh Inc. "A"                                     1,217       52,161
Commerce One Inc./(1)/                                     33,432       52,154
Redback Networks Inc./(1)/                                 15,333       52,132
Kelly Services Inc. "A"                                     1,846       52,113
Boyd Gaming Corp./(1)/                                      3,457       51,993
Interwoven Inc./(1)/                                       10,397       51,985
Mobile Mini Inc./(1)/                                       1,613       51,906
Rudolph Technologies Inc./(1)/                              1,199       51,749
FTI Consulting Inc./(1)/                                    1,670       51,737
BankAtlantic Bancorp Inc. "A"                               3,978       51,714
Hotel Reservations Network Inc. "A"/(1)/                      875       51,564
Roxio Inc./(1)/                                             2,270       51,506
Superior Energy Services Inc./(1)/                          5,118       51,487
URS Corp./(1)/                                              1,623       51,449
Net.B@nk Inc./(1)/                                          3,040       51,376
Taubman Centers Inc.                                        3,406       51,294
Alpharma Inc. "A"                                           3,585       51,265
Esterline Technologies Corp./(1)/                           2,510       51,204
Inktomi Corp./(1)/                                         14,832       51,170
Immunogen Inc./(1)/                                         4,616       51,099
SPS Technologies Inc./(1)/                                  1,206       51,098
Thomas Industries Inc.                                      1,745       51,041
Senior Housing Properties Trust                             3,544       51,034
WesBanco Inc.                                               2,131       50,931
U.S. Airways Group Inc./(1)/                                7,887       50,871
Dime Community Bancshares                                   1,650       50,820
Laclede Group Inc. (The)                                    2,181       50,817
Hearst-Argyle Television Inc./(1)/                          2,053       50,771
Quanta Services Inc./(1)/                                   2,924       50,556
Trust Co. of New Jersey (The)                               2,137       50,540
Elcor Corp.                                                 2,276       50,527
Echelon Corp./(1)/                                          2,798       50,364
Pre-Paid Legal Services Inc./(1)/                           1,763       50,351
Anthracite Capital Inc.                                     4,340       49,910
Itron Inc./(1)/                                             1,677       49,891
School Specialty Inc./(1)/                                  1,867       49,886
RFS Hotel Investors Inc.                                    3,392       49,862
Ultratech Stepper Inc./(1)/                                 2,396       49,837
Bay View Capital Corp./(1)/                                 7,283       49,816
Roadway Corp.                                               1,346       49,802
Bandag Inc.                                                 1,319       49,700
Anchor BanCorp Wisconsin Inc.                               2,481       49,694
Mid-State Bancshares                                        2,804       49,603
JDN Realty Corp.                                            3,880       49,586
Dress Barn Inc./(1)/                                        1,674       49,567
Gymboree Corp./(1)/                                         3,360       49,560
Capital Automotive REIT                                     2,154       49,542
ESCO Technologies Inc./(1)/                                 1,274       49,482
Corus Bankshares Inc.                                       1,041       49,479
Walter Industries Inc.                                      3,751       49,401
Jakks Pacific Inc./(1)/                                     2,170       49,367
Digene Corp./(1)/                                           1,378       49,263
Atwood Oceanics Inc./(1)/                                   1,073       49,251
Trimble Navigation Ltd./(1)/                                2,956       49,158
Harleysville National Corp.                                 2,108       49,095
Harbor Florida Bancshares Inc.                              2,557       49,043
Commonwealth Telephone Enterprises Inc./(1)/                1,278       48,883
Websense Inc./(1)/                                          1,942       48,861
Steel Dynamics Inc./(1)/                                    2,969       48,721
UnitedGlobalCom Inc. "A"/(1)/                               9,003       48,706
Methode Electronics Inc. "A"                                3,911       48,692
Midway Games Inc./(1)/                                      3,614       48,644
Genta Inc./(1)/                                             2,897       48,583
Transaction Systems Architects Inc. "A"/(1)/                4,246       48,404
Input/Output Inc./(1)/                                      5,304       48,266
REMEC Inc./(1)/                                             5,202       48,119
SOURCECORP Inc./(1)/                                        1,631       48,098
Papa John's International Inc./(1)/                         1,714       47,786
EastGroup Properties Inc.                                   1,855       47,785
Central Parking Corp.                                       2,076       47,727
Empire District Electric Co. (The)                          2,230       47,700
Glenborough Realty Trust Inc.                               2,216       47,644

Schedules of Investments                                                     31
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                  Shares        Value
------------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------
webMethods Inc./(1)/                                       2,758  $    47,520
MB Financial Inc.                                          1,585       47,471
Systems & Computer Technology Corp./(1)/                   3,596       47,431
ProAssurance Corp./(1)/                                    2,626       47,399
PAREXEL International Corp./(1)/                           2,944       47,222
Franklin Electric Co. Inc.                                   932       47,215
Hancock Holding Co.                                          879       47,202
BOK Financial Corp./(1)/                                   1,391       47,155
Pioneer-Standard Electronics Inc.                          3,327       47,077
Sonus Networks Inc./(1)/                                  17,946       47,019
Chesapeake Corp.                                           1,730       46,969
Touch America Holdings Inc./(1)/                          12,309       46,897
WMS Industries Inc./(1)/                                   2,465       46,835
Computer Network Technology Corp./(1)/                     3,532       46,693
Speedway Motorsports Inc./(1)/                             1,630       46,471
CMGI Inc./(1)/                                            34,340       46,359
Pharmaceutical Resources Inc./(1)/                         2,186       46,321
Barnes Group Inc.                                          1,886       46,207
Hovnanian Enterprises Inc. "A"/(1)/                        1,737       46,187
Thoratec Labs Corp./(1)/                                   4,209       46,089
Unizan Financial Corp.                                     2,429       46,054
ANSYS Inc./(1)/                                            1,696       45,962
Kaman Corp. "A"                                            2,704       45,833
Heidrick & Struggles International Inc./(1)/               2,201       45,781
Standard Register Co. (The)                                1,627       45,751
CIMA Labs Inc./(1)/                                        1,711       45,598
On Assignment Inc./(1)/                                    2,536       45,394
Bedford Property Investors Inc.                            1,770       45,312
PS Business Parks Inc.                                     1,303       45,279
Parker Drilling Co./(1)/                                  10,203       45,199
Corinthian Colleges Inc./(1)/                                891       45,040
Tweeter Home Entertainment Group Inc./(1)/                 2,303       45,024
MAXIMUS Inc./(1)/                                          1,463       44,958
Sapient Corp./(1)/                                         9,457       44,921
Sovran Self Storage Inc.                                   1,429       44,913
Champion Enterprises Inc./(1)/                             5,613       44,904
Young Broadcasting Inc. "A"/(1)/                           1,795       44,857
Intermagnetics General Corp./(1)/                          1,646       44,853
Wabtec Corp.                                               2,990       44,820
Pacific Northwest Bancorp                                  1,704       44,815
Offshore Logistics Inc./(1)/                               2,079       44,802
Nautica Enterprises Inc./(1)/                              2,955       44,798
South Jersey Industries Inc.                               1,419       44,769
Federal Agricultural Mortgage Corp./(1)/                   1,005       44,722
Per-Se Technologies Inc./(1)/                              3,678       44,430
First Financial Holdings Inc.                              1,638       44,357
Lone Star Steakhouse & Saloon Inc.                         2,123       44,349
Knight Transportation Inc./(1)/                            2,096       44,309
ANADIGICS Inc./(1)/                                        3,587       44,264
Vicor Corp./(1)/                                           2,618       44,244
Boca Resorts Inc. "A"/(1)/                                 3,407       44,087
Mid-America Apartment Communities, Inc.                    1,683       44,010
BroadVision Inc./(1)/                                     25,337       43,833
Tennant Co.                                                1,043       43,723
Alexion Pharmaceuticals Inc./(1)/                          1,859       43,705
aaiPharma Inc./(1)/                                        1,215       43,667
Farmer Brothers Co.                                          144       43,632
California Water Service Group                             1,704       43,622
Penn National Gaming Inc./(1)/                             1,245       43,600
Fleetwood Enterprises Inc.                                 4,035       43,578
PMA Capital Corp. "A"                                      1,896       43,494
American States Water Co.                                  1,232       43,428
Agile Software Corp./(1)/                                  3,588       43,415
InfoSpace Inc./(1)/                                       28,536       43,375
Ivex Packaging Corp./(1)/                                  1,892       43,365
California Pizza Kitchen Inc./(1)/                         1,731       43,292
Korn/Ferry International/(1)/                              4,347       43,253
IRT Property Co.                                           3,741       43,209
Electroglas Inc./(1)/                                      2,556       43,196
Read-Rite Corp./(1)/                                      14,065       43,180
Russell Corp.                                              2,894       43,121
ArthroCare Corp./(1)/                                      2,393       43,098
Rent-A-Center Inc./(1)/                                      843       43,069
Entertainment Properties Trust                             1,904       43,030
DiamondCluster International Inc. "A"/(1)/                 3,328       42,998
Lexington Corp. Properties Trust                           2,678       42,794
Maxygen Inc./(1)/                                          3,417       42,781
Ixia/(1)/                                                  5,028       42,738
NBT Bancorp Inc.                                           2,893       42,643
Transmeta Corp./(1)/                                      10,986       42,626
Edison Schools Inc./(1)/                                   3,066       42,617

32                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                    Shares       Value
------------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------
NCI Building Systems Inc./(1)/                               1,894  $   42,615
Headwaters Inc./(1)/                                         2,785      42,610
Neose Technologies Inc./(1)/                                 1,328      42,562
Topps Co. (The)/(1)/                                         4,432      42,547
Airtran Holdings Inc./(1)/                                   7,022      42,483
O'Charley's Inc./(1)/                                        1,969      42,432
Hudson River Bancorp Inc.                                    1,758      42,421
Shuffle Master Inc./(1)/                                     2,053      42,415
First Financial Bankshares Inc.                              1,276      42,376
Schweitzer-Mauduit International Inc.                        1,704      42,344
ScanSource Inc./(1)/                                           701      42,140
RLI Corp.                                                      814      42,084
American Woodmark Corp.                                        667      42,072
International Multifoods Corp./(1)/                          1,764      41,913
NYFIX Inc./(1)/                                              2,798      41,858
Columbia Sportswear Co./(1)/                                 1,246      41,803
Triton PCS Holdings Inc. "A"/(1)/                            4,099      41,769
Gardner Denver Inc./(1)/                                     1,704      41,748
Children's Place Retail Stores Inc. (The)/(1)/               1,263      41,679
University of Phoenix Online/(1)/                              996      41,673
AsiaInfo Holdings Inc./(1)/                                  3,164      41,638
Integra Bank Corp.                                           2,130      41,535
ChipPAC Inc./(1)/                                            4,229      41,529
DDi Corp./(1)/                                               4,868      41,524
ICU Medical Inc./(1)/                                        1,140      41,496
Fremont General Corp.                                        6,789      41,413
Financial Federal Corp./(1)/                                 1,260      41,341
Paxson Communications Corp./(1)/                             3,771      41,330
Lance Inc.                                                   2,889      41,313
Unova Inc./(1)/                                              5,189      41,304
Boyds Collection Ltd. (The)/(1)/                             6,302      41,278
Suffolk Bancorp                                              1,444      41,226
AMLI Residential Properties Trust                            1,633      41,184
PFF Bancorp Inc.                                             1,320      41,184
NUI Corp.                                                    1,654      41,152
Stride Rite Corp.                                            4,985      41,126
Apogee Enterprises Inc.                                      3,369      41,102
Time Warner Telecom Inc. "A"/(1)/                            6,753      41,058
Safeguard Scientifics Inc./(1)/                             13,633      41,035
Burlington Coat Factory Warehouse Corp.                      2,130      41,002
Duane Reade Inc./(1)/                                        1,206      40,980
Weis Markets Inc.                                            1,349      40,942
Alamosa Holdings Inc./(1)/                                   8,139      40,939
Student Loan Corp.                                             446      40,854
First Sentinel Bancorp Inc.                                  3,124      40,799
Netegrity Inc./(1)/                                          2,758      40,791
Inter-Tel Inc.                                               2,206      40,745
Indevus Pharmaceuticals Inc./(1)/                            4,651      40,696
Isle of Capri Casinos Inc./(1)/                              2,201      40,608
Silgan Holdings Inc./(1)/                                    1,209      40,417
Sirius Satellite Radio Inc./(1)/                             7,596      40,411
Possis Medical Inc./(1)/                                     2,051      40,405
Landry's Restaurants Inc.                                    1,758      40,364
Spartech Corp.                                               1,640      40,344
Applied Industrial Technologies Inc.                         2,092      40,271
Adolor Corp./(1)/                                            3,591      40,040
Community Bank System Inc.                                   1,328      40,039
Sola International Inc./(1)/                                 2,708      39,862
AFC Enterprises Inc./(1)/                                    1,187      39,705
Sinclair Broadcast Group Inc. "A"/(1)/                       2,927      39,661
United National Bancorp                                      1,705      39,556
Phoenix Technologies Ltd./(1)/                               2,889      39,435
Independent Bank Corp.(MI)                                   1,371      39,430
Yankee Candle Co. Inc. (The)/(1)/                            1,704      39,414
Datascope Corp.                                              1,339      39,300
Integrated Silicon Solution Inc./(1)/                        3,050      39,223
Palm Harbor Homes Inc./(1)/                                  1,885      39,208
Standard Microsystems Corp./(1)/                             1,704      39,192
General Communication Inc. "A"/(1)/                          4,496      39,115
Tetra Technologies Inc./(1)/                                 1,344      39,043
Alabama National Bancorp                                     1,058      38,987
Electronics Boutique Holdings Corp./(1)/                     1,127      38,915
Fossil Inc./(1)/                                             1,462      38,875
Rayovac Corp./(1)/                                           2,516      38,872
Corrections Corp. of America/(1)/                            2,990      38,870
Pennsylvania Real Estate Investment Trust                    1,524      38,862
OMNOVA Solutions Inc.                                        4,682      38,861
CryoLife Inc./(1)/                                           1,857      38,811
Artesyn Technologies Inc./(1)/                               4,168      38,804
Advanced Marketing Services Inc.                             1,616      38,784
Tanox Inc./(1)/                                              2,737      38,756
Finish Line Inc. (The)/(1)/                                  2,090      38,560

Schedules of Investments                                                      33
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                    Shares       Value
------------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------
Skechers U.S.A. Inc. "A"/(1)/                                2,039  $   38,557
Mesa Air Group Inc./(1)/                                     3,440      38,528
Zoll Medical Corp./(1)/                                      1,002      38,477
MGI Pharma Inc./(1)/                                         2,788      38,363
Phillips-Van Heusen Corp.                                    2,718      38,351
Mine Safety Appliances Co.                                   1,018      38,226
Remington Oil & Gas Corp./(1)/                               1,895      38,203
1st Source Corp.                                             1,612      38,181
Trammell Crow Co./(1)/                                       2,633      38,179
Aaron Rents Inc. "B"                                         1,670      38,159
Independent Bank Corp.(MA)                                   1,470      38,044
Crown Media Holdings Inc./(1)/                               3,063      37,981
Cato Corp. "A"                                               1,704      37,965
Arctic Cat Inc.                                              1,884      37,963
M/I Schottenstein Homes Inc.                                   669      37,899
Sierra Health Services Inc./(1)/                             2,896      37,880
Three-Five Systems Inc./(1)/                                 2,556      37,880
Triarc Companies Inc./(1)/                                   1,362      37,864
Diversa Corp./(1)/                                           2,974      37,770
Integra LifeSciences Holdings Corp./(1)/                     1,342      37,750
Tularik Inc./(1)/                                            2,295      37,730
Thor Industries Inc.                                           797      37,698
Engineered Support Systems Inc.                                813      37,601
Southwestern Energy Co./(1)/                                 2,986      37,564
Imagistics International Inc./(1)/                           2,354      37,429
Bright Horizons Family Solutions Inc./(1)/                   1,269      37,399
AirGate PCS Inc./(1)/                                        2,670      37,380
Glacier Bancorp Inc.                                         1,649      37,366
Chemed Corp.                                                 1,000      37,350
Corvis Corp./(1)/                                           29,896      37,340
MedQuist Inc./(1)/                                           1,244      37,320
Town & Country Trust (The)                                   1,686      37,277
Houston Exploration Co./(1)/                                 1,202      37,262
West Pharmaceutical Services Inc.                            1,227      37,239
Sotheby's Holdings Inc. "A"/(1)/                             2,320      37,236
Cubic Corp.                                                    567      37,065
Pure Resources Inc./(1)/                                     1,641      37,054
Nortek Inc./(1)/                                             1,028      37,008
Deltic Timber Corp.                                          1,223      36,996
Labor Ready Inc./(1)/                                        4,740      36,972
Lexicon Genetics Inc./(1)/                                   3,904      36,893
Brown Shoe Co. Inc.                                          1,894      36,857
Cyberonics Inc./(1)/                                         2,305      36,857
Dendrite International Inc./(1)/                             3,441      36,819
Silicon Laboratories Inc./(1)/                               1,042      36,814
Watsco Inc.                                                  2,061      36,789
Crossmann Communities Inc.                                     811      36,682
Medicines Co. (The)/(1)/                                     2,570      36,648
Anaren Microwave Inc./(1)/                                   2,521      36,630
Cognizant Technology Solutions Corp./(1)/                      870      36,627
Avid Technology Inc./(1)/                                    2,627      36,542
National Health Investors Inc.                               2,502      36,529
SERENA Software Inc./(1)/                                    1,873      36,524
Actuate Corp./(1)/                                           5,031      36,324
Tollgrade Communications Inc./(1)/                           1,481      36,299
Steak n Shake Company (The)/(1)/                             2,583      36,291
RailAmerica Inc./(1)/                                        3,448      36,273
Biosite Inc./(1)/                                            1,461      36,160
Pericom Semiconductor Corp./(1)/                             2,556      36,142
Centillium Communications Inc./(1)/                          2,982      36,082
Russ Berrie & Co. Inc.                                       1,119      36,032
Robert Mondavi Corp. (The) "A"/(1)/                          1,002      36,012
Rollins Inc.                                                 1,704      35,954
First Republic Bank/(1)/                                     1,265      35,926
Guitar Center Inc./(1)/                                      2,049      35,898
IDX Systems Corp./(1)/                                       2,043      35,875
Jill (J.) Group Inc. (The)/(1)/                              1,261      35,875
Penn Virginia Corp.                                            893      35,854
Connecticut Bankshares Inc.                                  1,304      35,847
Triad Guaranty Inc./(1)/                                       824      35,819
American Axle & Manufacturing Holdings Inc./(1)/             1,235      35,815
First Financial Corp.                                          820      35,739
Hydril Co./(1)/                                              1,464      35,678
First Federal Capital Corp.                                  1,889      35,608
LSI Industries Inc.                                          1,797      35,527
American Healthways Inc./(1)/                                1,309      35,526
Universal American Financial Corp./(1)/                      5,150      35,432
Cadiz Inc./(1)/                                              3,918      35,262
Intuitive Surgical Inc./(1)/                                 3,751      35,259
CoorsTek Inc./(1)/                                             917      35,231
Pharmacopeia Inc./(1)/                                       2,640      35,138
Lightbridge Inc./(1)/                                        3,014      35,053
Alliance Semiconductor Corp./(1)/                            3,037      34,986

34                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                  Shares         Value
------------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------
Magnum Hunter Resources Inc./(1)/                          4,472  $     34,922
Connetics Corp./(1)/                                       3,599        34,910
Intertan Inc./(1)/                                         3,072        34,867
MTR Gaming Group Inc./(1)/                                 2,259        34,856
TranSwitch Corp./(1)/                                     10,675        34,801
Nash Finch Co.                                             1,272        34,662
CARBO Ceramics Inc.                                          846        34,652
Interface Inc. "A"                                         5,448        34,595
JP Realty Inc.                                             1,291        34,534
SeaChange International Inc./(1)/                          2,272        34,512
F&M Bancorp                                                1,278        34,493
MIPS Technologies Inc. "A"/(1)/                            4,686        34,489
Equity Inns Inc.                                           4,309        34,472
K-Swiss Inc. "A"                                             820        34,424
Local Financial Corp./(1)/                                 2,187        34,423
Wackenhut Corp. (The) "A"/(1)/                             1,038        34,358
Energy Conversion Devices Inc./(1)/                        1,652        34,279
Tompkins Trustco Inc.                                        811        34,224
Theragenics Corp./(1)/                                     3,456        34,214
Analogic Corp.                                               822        34,187
ChemFirst Inc.                                             1,278        34,186
Identix Inc./(1)/                                          3,853        34,176
U.S. Industries Inc./(1)/                                  8,984        34,139
Landauer Inc.                                                899        34,117
Clark/Bardes Inc./(1)/                                     1,182        34,042
PolyMedica Corp./(1)/                                      1,336        34,001
WebEx Communications Inc./(1)/                             2,063        33,936
RadiSys Corp./(1)/                                         1,884        33,931
Hancock Fabrics Inc.                                       1,878        33,898
Acterna Corp./(1)/                                        22,561        33,841
Marcus Corp.                                               2,096        33,788
Akamai Technologies Inc./(1)/                              8,432        33,736
Parkway Properties Inc.                                      923        33,690
Stratos Lightwave Inc./(1)/                                7,620        33,680
Travelocity.com Inc./(1)/                                  1,204        33,676
Tredegar Corp.                                             1,791        33,492
SWS Group Inc.                                             1,653        33,473
FSI International Inc./(1)/                                2,982        33,428
Playtex Products Inc./(1)/                                 3,070        33,340
Bio-Technology General Corp./(1)/                          6,789        33,334
First Merchants Corp.                                      1,270        33,287
VidaMed Inc./(1)/                                          4,220        33,254
Serologicals Corp./(1)/                                    2,121        33,236
CoStar Group Inc./(1)/                                     1,458        33,184
New England Business Service Inc.                          1,292        33,166
BE Aerospace Inc./(1)/                                     3,326        33,027
FalconStor Software Inc./(1)/                              5,204        32,993
Pixelworks Inc./(1)/                                       2,561        32,986
Sipex Corp./(1)/                                           2,966        32,923
DIMON Inc.                                                 4,766        32,885
Nextel Partners Inc. "A"/(1)/                              5,458        32,857
Daisytek International Corp./(1)/                          2,065        32,854
Kana Software Inc./(1)/                                    1,824        32,832
Caliper Technologies Corp./(1)/                            2,531        32,827
Advanta Corp. "A"                                          2,572        32,819
BankUnited Financial Corp. "A"/(1)/                        2,189        32,791
Planar Systems Inc./(1)/                                   1,247        32,734
Gold Banc Corp. Inc.                                       3,635        32,715
Universal Health Realty Income Trust                       1,362        32,715
CDI Corp./(1)/                                             1,425        32,704
Navigant Consulting Co./(1)/                               5,037        32,640
BioMarin Pharmaceutical Inc./(1)/                          3,117        32,635
Universal Compression Holdings Inc./(1)/                   1,236        32,630
Calgon Carbon Corp.                                        3,882        32,531
United Industial Corp.                                     1,458        32,441
Century Business Services Inc./(1)/                        9,347        32,434
Haverty Furniture Companies Inc.                           1,883        32,406
Vitria Technology Inc./(1)/                                8,197        32,378
Omega Financial Corp.                                        993        32,312
Learning Tree International Inc./(1)/                      1,335        32,307
7-Eleven Inc./(1)/                                         2,891        32,235
Centex Construction Products Inc.                            809        32,182
Fidelity Bankshares Inc.                                   1,786        32,148
Molecular Devices Corp./(1)/                               1,761        31,997
Community Trust Bancorp Inc.                               1,248        31,986
Universal Forest Products Inc.                             1,338        31,965
MatrixOne Inc./(1)/                                        3,581        31,943
Sterling Bancorp - NY Shares                                 998        31,836
Berry Petroleum Co. "A"                                    2,060        31,827
Dura Automotive Systems Inc./(1)/                          1,660        31,822
EDO Corp.                                                  1,176        31,764
Key Productions Co. Inc./(1)/                              1,676        31,760
Vastera Inc./(1)/                                          2,138        31,707
Texas Biotech Corp./(1)/                                   5,145        31,642

Schedules of Investments                                                      35
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                  Shares         Value
------------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------
CSK Auto Corp./(1)/                                        3,345    $   31,610
City Holding Co./(1)/                                      2,059        31,606
Caraustar Industries Inc.                                  3,024        31,601
Leap Wireless International Inc./(1)/                      3,743        31,516
TriZetto Group Inc. (The)/(1)/                             2,583        31,383
Intrado Inc./(1)/                                          1,437        31,312
AAR Corp.                                                  2,907        31,307
DuPont Photomasks Inc./(1)/                                  602        31,304
Standex International Corp.                                1,278        31,209
Praecis Pharmaceuticals Inc./(1)/                          5,985        31,122
Ackerly Group Inc./(1)/                                    1,741        31,094
Smith (A.O.) Corp. "B"                                     1,220        31,049
West Coast Bancorp                                         2,050        30,965
Forrester Research Inc./(1)/                               1,621        30,961
Interpool Inc.                                             1,655        30,948
Sterling Financial Corp. - PA Shares                       1,304        30,853
Handleman Co./(1)/                                         2,989        30,697
Mississippi Valley Bancshares Inc.                           763        30,673
Corixa Corp./(1)/                                          4,966        30,640
Ameron International Corp.                                   427        30,637
Dover Motorsports Inc.                                     1,886        30,629
Saga Communications Inc./(1)/                              1,211        30,517
Astec Industries Inc./(1)/                                 1,732        30,431
BSB Bancorp Inc.                                           1,019        30,417
Proxim Corp. "A"/(1)/                                     12,629        30,310
Penwest Pharmaceuticals Co./(1)/                           1,559        30,245
TBC Corp./(1)/                                             2,084        30,218
USG Corp./(1)/                                             4,313        30,191
Versicor Inc./(1)/                                         1,668        30,157
First Community Bancshares Inc.                              992        30,129
City Bank                                                  1,217        30,121
Prima Energy Corp./(1)/                                    1,209        30,104
Innkeepers USA Trust                                       2,646        30,032
GBC Bancorp                                                  897        30,005
Acclaim Entertainment Inc./(1)/                            6,608        30,000
Answerthink Inc./(1)/                                      4,601        29,953
WFS Financial Inc./(1)/                                    1,202        29,942
Right Management Consultants Inc./(1)/                     1,182        29,928
Lindsay Manufacturing Co.                                  1,228        29,902
Emisphere Technologies Inc./(1)/                           1,757        29,887
NeoPharm Inc./(1)/                                         1,389        29,850
United Natural Foods Inc./(1)/                             1,197        29,817
Oriental Financial Group Inc.                              1,406        29,803
Myers Industries Inc.                                      2,053        29,769
Valmont Industries Inc.                                    1,661        29,732
First Place Financial Corp.                                1,763        29,707
MEMC Electronics Materials Inc./(1)/                       5,019        29,612
Watts Industries Inc. "A"                                  1,760        29,568
Telik Inc./(1)/                                            2,439        29,561
Stewart Information Services Corp./(1)/                    1,478        29,560
AMC Entertainment Inc./(1)/                                2,165        29,531
Kramont Realty Trust                                       2,175        29,471
Ventana Medical Systems Inc./(1)/                          1,454        29,444
Therma-Wave Inc./(1)/                                      2,038        29,429
Bank of Granite Corp.                                      1,278        29,394
Rainbow Technologies Inc./(1)/                             2,920        29,375
Global Sports Inc./(1)/                                    1,715        29,326
Sturm Ruger & Co. Inc.                                     2,273        29,322
Stein Mart Inc./(1)/                                       2,928        29,309
CPB Inc.                                                     852        29,266
Allegiance Telecom Inc./(1)/                               9,744        29,232
Numerical Technologies Inc./(1)/                           2,163        29,222
U.S. Restaurant Properties Inc.                            2,121        29,164
Genzyme Corp. - Biosurgery Division/(1)/                   4,280        29,147
Ultimate Electronics Inc./(1)/                             1,036        29,060
Information Resources Inc./(1)/                            3,162        29,059
Magnetek Inc./(1)/                                         2,480        29,016
Range Resources Corp./(1)/                                 5,587        28,997
RTI International Metals Inc./(1)/                         2,510        28,991
Renaissance Learning Inc./(1)/                               886        28,972
DVI Inc./(1)/                                              1,572        28,925
ENDOcare Inc./(1)/                                         1,467        28,915
Kroll Inc./(1)/                                            1,733        28,854
Del Monte Foods Co./(1)/                                   2,963        28,830
Wabash National Corp.                                      2,900        28,710
Zygo Corp./(1)/                                            1,770        28,709
PLATO Learning Inc./(1)/                                   1,622        28,693
Ocwen Financial Corp./(1)/                                 4,339        28,594
United Community Financial Corp.                           3,863        28,586
J&J Snack Foods Corp./(1)/                                   764        28,558
Merix Corp./(1)/                                           1,524        28,484
Ryerson Tull Inc.                                          2,597        28,437

36                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                  Shares         Value
------------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings/(1)/                           1,039    $   28,417
Wintrust Financial Corp.                                   1,237        28,414
Saul Centers Inc.                                          1,278        28,372
Insignia Financial Group Inc./(1)/                         2,470        28,281
Farmers Capital Bank Corp.                                   802        28,270
Rock-Tenn Co. "A"                                          1,317        28,250
3TEC Energy Corp./(1)/                                     1,654        28,201
AMERCO/(1)/                                                1,618        28,169
Entrust Inc./(1)/                                          5,539        28,138
Caminus Corp./(1)/                                         1,249        28,102
First Horizon Pharmaceutical Corp./(1)/                    1,255        28,062
Simmons First National Corp. "A"                             856        27,863
CCBT Financial Companies Inc.                              1,039        27,845
SeeBeyond Technology Corp./(1)/                            3,636        27,815
Arqule Inc./(1)/                                           2,200        27,786
Peregrine Pharmaceuticals Inc./(1)/                       12,800        27,776
Coachmen Industries Inc.                                   1,704        27,775
La Jolla Pharmaceutical Co./(1)/                           3,793        27,765
Banner Corp.                                               1,265        27,754
SONICblue Inc./(1)/                                       11,003        27,728
First Indiana Corp.                                        1,425        27,716
MCSi Inc./(1)/                                             2,322        27,655
Advanced Neuromodulation Systems Inc./(1)/                   820        27,503
Buca Inc./(1)/                                             1,511        27,455
MTS Systems Corp.                                          2,491        27,276
Nabi Biopharmaceuticals/(1)/                               4,421        27,233
Viewpoint Corp./(1)/                                       4,499        27,174
Cascade Natural Gas Corp.                                  1,278        27,119
Triangle Pharmaceuticals Inc./(1)/                         5,316        27,112
Xicor Inc./(1)/                                            2,548        27,085
MRV Communications Inc./(1)/                               9,604        27,083
Movado Group Inc.                                          1,232        27,042
New Century Financial Corp.                                1,191        27,036
Meritage Corp./(1)/                                          423        27,030
Conestoga Enterprises Inc.                                   893        27,022
Irwin Financial Corp.                                      1,444        27,017
Acacia Research Corp./(1)/                                 2,366        26,996
Kansas City Life Insurance Co.                               695        26,966
Encore Wire Corp./(1)/                                     1,622        26,860
OceanFirst Financial Corp.                                   897        26,802
Midwest Express Holdings Inc./(1)/                         1,462        26,740
Financial Institutions Inc.                                  918        26,723
EMCORE Corp./(1)/                                          2,780        26,716
Old Second Bancorp Inc.                                      664        26,680
Tejon Ranch Co./(1)/                                         852        26,668
Alloy Inc./(1)/                                            1,774        26,663
Zenith National Insurance Corp.                              913        26,660
FBL Financial Group Inc. "A"                               1,419        26,606
Keynote Systems Inc./(1)/                                  2,739        26,541
Advanced Tissue Sciences Inc./(1)/                         8,433        26,522
CNA Surety Corp.                                           1,759        26,473
CT Communications Inc.                                     1,775        26,447
Pope & Talbot Inc.                                         1,804        26,447
Brush Engineered Materials Inc.                            2,080        26,416
Cleveland-Cliffs Inc.                                      1,199        26,378
Century Aluminum Co.                                       1,623        26,374
Westcorp Inc.                                              1,204        26,307
Mattson Technology Inc./(1)/                               3,756        26,292
Washington Trust Bancorp Inc.                              1,353        26,275
United Fire & Casualty Co.                                   797        26,261
Hickory Tech Corp.                                         1,611        26,211
Glatfelter Co.                                             1,461        26,210
Buckeye Technologies Inc./(1)/                             2,540        26,162
Concord Camera Corp./(1)/                                  2,891        26,048
Robbins & Myers Inc.                                         952        26,037
Milacron Inc.                                              1,782        25,999
Peoples Holding Co.                                          679        25,938
American Physicians Capital Inc./(1)/                      1,328        25,896
Viasat Inc./(1)/                                           1,845        25,867
McDATA Corp. "A"/(1)/                                      2,178        25,853
R&G Financial Corp. "B"                                    1,296        25,829
Trans World Entertainment Corp./(1)/                       3,058        25,687
Avigen Inc./(1)/                                           2,312        25,663
Oneida Ltd.                                                1,704        25,560
Umpqua Holdings Corp.                                      1,704        25,492
Penn Engineering & Manufacturing Corp.                     1,356        25,466
Nuevo Energy Co./(1)/                                      1,705        25,405
infoUSA Inc./(1)/                                          3,327        25,385
Bassett Furniture Industries Inc.                          1,238        25,379
Somera Communications Inc./(1)/                            3,459        25,320
Sykes Enterprises Inc./(1)/                                2,613        25,320
Herbalife International Inc. "A"                           1,732        25,305
PLX Technology Inc./(1)/                                   2,074        25,303

Schedules of Investments                                                    37
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                  Shares         Value
------------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------
Wilson Greatbatch Technologies Inc./(1)/                     982    $   25,247
McGrath Rentcorp                                             820        25,215
Proton Energy Systems Inc./(1)/                            3,876        25,194
Investors Real Estate Trust                                2,512        25,120
XM Satellite Radio Holdings Inc. "A"/(1)/                  1,824        25,116
Playboy Enterprises Inc. "B"/(1)/                          1,469        25,091
SY Bancorp Inc.                                              688        25,043
Bel Fuse Inc. "B"                                          1,023        25,023
Array BioPharma Inc./(1)/                                  1,930        24,993
Universal Electronics Inc./(1)/                            1,704        24,964
CorVel Corp./(1)/                                            836        24,946
Atlas Air Worldwide Holdings Inc./(1)/                     1,891        24,904
United Therapeutics Inc./(1)/                              1,850        24,901
Casella Waste Systems Inc. "A"/(1)/                        2,081        24,806
SPSS Inc./(1)/                                             1,414        24,802
Instinet Group Inc./(1)/                                   3,808        24,790
Zomax Inc./(1)/                                            3,392        24,762
Rent-Way Inc./(1)/                                         2,928        24,742
Trico Marine Services Inc./(1)/                            2,820        24,731
Capstone Turbine Corp./(1)/                                7,583        24,721
NaPro BioTherapeutics Inc./(1)/                            2,818        24,658
Crown American Realty Trust                                2,525        24,593
Skyline Corp.                                                792        24,592
Lydall Inc./(1)/                                           1,734        24,588
North Pittsburgh Systems Inc.                              1,756        24,566
Artisan Components Inc./(1)/                               1,474        24,468
Consolidated Graphics Inc./(1)/                            1,229        24,457
Getty Realty Corp.                                         1,298        24,402
Pilgrim's Pride Corp. "B"                                  1,740        24,395
First Essex Bancorp Inc.                                     801        24,382
Connecticut Water Service Inc.                               890        24,377
Gabelli Asset Management Inc. "A"/(1)/                       613        24,336
Midas Inc./(1)/                                            1,705        24,313
Liqui-Box Corp.                                              365        24,309
Semitool Inc./(1)/                                         1,867        24,290
Chordiant Software Inc./(1)/                               3,337        24,260
Vesta Insurance Group                                      4,032        24,192
Integral Systems Inc./(1)/                                 1,193        24,158
USB Holding Co. Inc.                                       1,421        24,129
IBERIABANK Corp.                                             694        24,061
Second Bancorp Inc.                                          992        24,056
Salem Communications Corp. "A"/(1)/                        1,014        24,032
Bei Technologies Inc.                                      1,272        23,977
Pemstar Inc./(1)/                                          2,497        23,971
StorageNetworks Inc./(1)/                                  6,860        23,941
Digimarc Corp./(1)/                                        1,221        23,895
Conceptus Inc./(1)/                                        1,108        23,877
Citizens Inc./(1)/                                         2,219        23,854
Endo Pharmaceuticals Holdings Inc./(1)/                    2,361        23,846
Luminex Corp./(1)/                                         1,896        23,814
SonoSite Inc./(1)/                                         1,226        23,784
Standard Commercial Corp.                                  1,237        23,775
Lakeland Bancorp Inc.                                      1,340        23,664
Mid Atlantic Realty Trust                                  1,545        23,639
Central Vermont Public Service Corp.                       1,323        23,629
Allscripts Healthcare Solutions Inc./(1)/                  3,749        23,619
dELiA*s Corp. "A"/(1)/                                     3,701        23,572
AXT Inc./(1)/                                              2,201        23,551
Mail-Well Inc./(1)/                                        3,741        23,493
Commonwealth Bancorp Inc.                                    943        23,396
Electro Rent Corp./(1)/                                    1,704        23,379
Resources Connection Inc./(1)/                               808        23,375
Arrow Financial Corp.                                        808        23,264
Sitel Corp./(1)/                                           7,151        23,241
Cole National Corp./(1)/                                   1,216        23,226
MRO Software Inc./(1)/                                     1,866        23,213
National Processing Inc./(1)/                                812        23,207
Urologix Inc./(1)/                                         1,275        23,167
Great Lakes REIT Inc.                                      1,366        23,140
StarTek Inc./(1)/                                            999        23,127
Community Banks Inc.                                         836        23,099
Antigenics Inc./(1)/                                       1,651        23,097
Octel Corp./(1)/                                           1,225        23,091
Woodhead Industries Inc.                                   1,297        23,087
Brookline Bancorp Inc.                                     1,352        23,065
Siliconix Inc./(1)/                                          768        23,040
Sequenom Inc./(1)/                                         3,339        23,039
Gorman-Rupp Co. (The)                                        861        23,032
Aspect Communications Corp./(1)/                           5,887        23,018
Mission West Properties Inc.                               1,757        23,017
Garan Inc.                                                   428        23,005
MemberWorks Inc./(1)/                                      1,214        22,981

38                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                    Shares       Value
------------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------
Seitel Inc./(1)/                                             2,506   $  22,930
Oregon Steel Mills Inc./(1)/                                 3,016      22,922
MetaSolv Inc./(1)/                                           3,036      22,861
OSCA Inc./(1)/                                                 820      22,845
SpeechWorks International Inc./(1)/                          2,912      22,830
Cash America International Inc.                              2,593      22,818
CFS Bancorp Inc.                                             1,669      22,782
BKF Capital Group Inc./(1)/                                    760      22,686
UniFirst Corp.                                                 901      22,660
TRC Companies Inc./(1)/                                        920      22,586
Main Street Banks Inc.                                       1,200      22,500
Kendle International Inc./(1)/                               1,207      22,438
Riggs National Corp.                                         1,458      22,380
Insurance Auto Auctions Inc./(1)/                            1,335      22,348
Great Southern Bancorp Inc.                                    700      22,330
ONYX Software Corp./(1)/                                     4,467      22,290
National Western Life Insurance Company "A"/(1)/               195      22,279
Redwood Trust Inc.                                             817      22,247
InterVoice-Brite Inc./(1)/                                   3,472      22,221
Capital City Bank Group Inc.                                   821      22,167
Comstock Resources Inc./(1)/                                 2,899      22,148
LaSalle Hotel Properties                                     1,365      22,113
Bank Mutual Corp.                                            1,299      22,083
Movie Gallery Inc./(1)/                                      1,284      22,046
TALX Corp.                                                   1,377      22,032
Sequa Corp. "A"/(1)/                                           419      21,872
SJW Corp.                                                      269      21,843
Southern Peru Copper Corp.                                   1,683      21,795
First Busey Corp. "A"                                        1,018      21,785
Chiles Offshore Inc./(1)/                                      945      21,735
American West Holdings Corp. "B"/(1)/                        3,880      21,728
SBS Technologies Inc./(1)/                                   1,692      21,624
Columbia Banking System Inc./(1)/                            1,623      21,586
Orbital Sciences Corp./(1)/                                  4,105      21,510
Research Frontiers Inc./(1)/                                 1,212      21,428
Vical Inc./(1)/                                              2,316      21,423
Navigant International Inc./(1)/                             1,477      21,417
Portal Software Inc./(1)/                                   11,203      21,398
Flushing Financial Corp.                                     1,270      21,361
deCODE genetics Inc./(1)/                                    3,750      21,337
MasTec Inc./(1)/                                             2,643      21,276
Supertex Inc./(1)/                                           1,000      21,260
I-many Inc./(1)/                                             4,260      21,130
Building Materials Holdings Corp./(1)/                       1,467      21,125
Guilford Pharmaceuticals Inc./(1)/                           2,967      21,125
First Niagara Financial Group Inc.                           1,209      21,085
Vital Sign Inc.                                                571      21,058
PennFed Financial Services Inc.                                772      21,037
Centennial Bancorp                                           2,635      21,027
Port Financial Corp.                                           665      20,974
Associated Estates Realty Corp.                              2,050      20,971
Oplink Communications Inc./(1)/                             13,498      20,922
State Auto Financial Corp.                                   1,437      20,908
Middlesex Water Co.                                            898      20,905
Nuance Communications Inc./(1)/                              3,058      20,886
Magna Entertainment Corp. "A"/(1)/                           2,577      20,874
Vans Inc./(1)/                                               1,779      20,832
Lufkin Industries Inc.                                         771      20,817
Kadant Inc./(1)/                                             1,457      20,806
Quicksilver Resources Inc./(1)/                                904      20,792
Fisher Communications Inc.                                     455      20,707
Arena Pharmaceuticals Inc./(1)/                              2,078      20,697
Stellent Inc./(1)/                                           2,147      20,676
HEICO Corp.                                                  1,318      20,666
EPIQ Systems Inc./(1)/                                       1,296      20,645
Stepan Co.                                                     768      20,621
Quaker Chemical Corp.                                          883      20,618
Energy Partners Ltd./(1)/                                    2,573      20,610
St Francis Capital Corp.                                       869      20,604
First Consulting Group Inc./(1)/                             2,064      20,578
Meridian Resource Corp. (The)/(1)/                           4,178      20,472
SEMCO Energy Inc.                                            2,130      20,448
Illumina Inc./(1)/                                           2,157      20,405
Excel Technology Inc./(1)/                                     928      20,379
Oxford Industries Inc.                                         769      20,302
Seacoast Banking Corp. of Florida                              429      20,292
Friedman Billings Ramsey Group Inc. "A"/(1)/                 2,896      20,272
Presstek Inc./(1)/                                           3,491      20,248
Dril-Quip Inc./(1)/                                            789      20,238
Hollywood Casino Corp. "A"/(1)/                              1,226      20,217
Championship Auto Racing Teams Inc./(1)/                     1,431      20,191
Capstead Mortgage Corp.                                      1,042      20,163

Schedules of Investments                                                     39
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                    Shares       Value
------------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------
Sports Resorts International Inc./(1)/                       2,968   $  20,153
Aphton Corp./(1)/                                            1,703      20,112
Friedman's Inc.                                              1,868      20,081
Trendwest Resorts Inc./(1)/                                    836      20,081
Baldwin & Lyons Inc. "B"                                       801      20,052
Aksys Ltd./(1)/                                              2,282      20,036
NL Industries Inc.                                           1,207      20,036
Allen Telecom Inc./(1)/                                      2,995      20,007
Horizon Offshore Inc./(1)/                                   1,704      19,988
Strayer Education Inc.                                         407      19,984
ParkerVision Inc./(1)/                                         982      19,944
QRS Corp./(1)/                                               1,689      19,930
SCM Microsystems Inc./(1)/                                   1,704      19,920
CYTOGEN Corp./(1)/                                           9,287      19,874
Medford Bancorp Inc.                                           787      19,864
Boykin Lodging Co.                                           2,130      19,809
Penton Media Inc.                                            2,623      19,804
Active Power Inc./(1)/                                       3,760      19,740
Santander BanCorp                                              999      19,710
Prosperity Bancshares Inc.                                     605      19,693
Titan Pharmaceuticals Inc./(1)/                              2,806      19,670
Register.com/(1)/                                            2,190      19,666
Indus International Inc./(1)/                                3,753      19,591
Aviall Inc./(1)/                                             2,159      19,496
Pain Therapeutics Inc./(1)/                                  2,038      19,483
AVANIR Pharmaceuticals "A"/(1)/                              6,809      19,474
Lithia Motors Inc. "A"/(1)/                                    788      19,464
Resource America Inc. "A"                                    1,763      19,446
CIRCOR International Inc.                                      937      19,443
Midland Co. (The)                                              456      19,426
NS Group Inc./(1)/                                           2,121      19,322
US Unwired Inc. "A"/(1)/                                     3,500      19,320
Vasomedical Inc./(1)/                                        6,750      19,312
Novavax Inc./(1)/                                            1,687      19,299
World Wrestling Federation Entertainment Inc./(1)/           1,321      19,287
Buckle Inc. (The)/(1)/                                         787      19,281
Trex Co. Inc./(1)/                                             811      19,188
Tuesday Morning Corp./(1)/                                     939      19,157
Packeteer Inc./(1)/                                          2,586      19,136
Urban Outfitters Inc./(1)/                                     819      19,124
eSpeed, Inc./(1)/                                            1,802      19,065
Vail Resorts Inc./(1)/                                         896      19,022
II-VI Inc./(1)/                                              1,254      18,998
Red Hat Inc./(1)/                                            3,319      18,948
Central Coast Bancorp/(1)/                                     956      18,924
RPC Inc.                                                     1,270      18,923
ABIOMED Inc./(1)/                                            1,704      18,914
PICO Holdings Inc./(1)/                                      1,269      18,908
Flagstar Bancorp Inc.                                          812      18,903
Spectrian Corp./(1)/                                         1,319      18,888
Corvas International Inc./(1)/                               3,317      18,874
Factory 2-U Stores Inc./(1)/                                 1,462      18,860
Holly Corp.                                                  1,014      18,810
Biopure Corp./(1)/                                           1,769      18,751
Geron Corp./(1)/                                             2,464      18,751
Neurogen Corp./(1)/                                          1,469      18,744
Stanley Furniture Co. Inc./(1)/                                579      18,725
Integrated Electrical Services Inc./(1)/                     3,742      18,710
JNI Corp./(1)/                                               2,620      18,654
Witness Systems Inc./(1)/                                    1,325      18,643
American Superconductor Corp./(1)/                           2,467      18,626
Denbury Resources Inc./(1)/                                  2,193      18,597
Pomeroy Computer Resources/(1)/                              1,222      18,550
Osmonics Inc./(1)/                                           1,260      18,522
First Bancorp North Carolina                                   811      18,507
Datastream Systems Inc./(1)/                                 2,050      18,450
German American Bancorp                                      1,098      18,392
NMS Communications Corp./(1)/                                4,315      18,382
4Kids Entertainment Inc./(1)/                                  921      18,346
Stamps.com Inc./(1)/                                         4,102      18,336
OraSure Technologies Inc./(1)/                               3,005      18,180
Steven Madden Ltd./(1)/                                      1,037      18,148
Trikon Technologies Inc./(1)/                                1,232      18,086
New Focus Inc./(1)/                                          6,044      18,072
Boston Beer Co Inc. "A"/(1)/                                 1,196      18,060
Carreker Corp./(1)/                                          2,071      18,059
Applica Inc./(1)/                                            2,089      17,965
BancFirst Corp.                                                456      17,831
LodgeNet Entertainment Corp./(1)/                            1,037      17,733
Luby's Inc./(1)/                                             2,605      17,714
Wilsons The Leather Experts Inc./(1)/                        1,477      17,665
ON Semiconductor Corp./(1)/                                  4,197      17,627
Powell Industries Inc./(1)/                                    792      17,590
ITXC Corp./(1)/                                              2,900      17,545
Genuity Inc./(1)/                                           20,165      17,544

40                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                          Shares           Value
------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------
GulfMark Offshore Inc./(1)/                          485  $       17,523
Lawson Products Inc.                                 606          17,465
SpectraLink Corp./(1)/                             1,742          17,455
Foamex International Inc./(1)/                     1,787          17,423
Credit Acceptance Corp./(1)/                       1,612          17,410
Spartan Stores Inc./(1)/                           2,315          17,409
Regent Communications Inc./(1)/                    2,110          17,386
WESCO International Inc./(1)/                      2,473          17,311
Universal Display Corp./(1)/                       1,803          17,309
Bell Microproducts Inc./(1)/                       1,664          17,306
NBC Capital Corp.                                    577          17,287
PetroQuest Energy Inc./(1)/                        3,010          17,247
SCPIE Holdings Inc.                                1,014          17,218
Roanoke Electric Steel Corp.                       1,283          17,192
Pinnacle Entertainment Inc./(1)/                   2,131          17,176
Micro General Corp./(1)/                           1,239          17,123
Ariad Pharmaceuticals Inc./(1)/                    3,217          17,114
Kenneth Cole Productions "A"/(1)/                    851          17,080
Keithley Instruments Inc.                            776          17,049
Durect Corp./(1)/                                  2,187          17,037
Symmetricom Inc./(1)/                              2,750          17,023
Midwest Banc Holdings Inc.                           765          16,945
X-Rite Inc.                                        2,114          16,912
Nu Horizons Electronics Corp./(1)/                 1,716          16,903
WSFS Financial Corp.                                 929          16,833
Gibraltar Steel Corp.                                772          16,799
Cygnus Inc./(1)/                                   4,287          16,762
Select Medical Corp./(1)/                          1,042          16,682
Kos Pharmaceuticals Inc./(1)/                        598          16,648
LeCroy Corp./(1)/                                    943          16,635
Gray Communications Systems Inc.                   1,038          16,629
Martha Stewart Living Omnimedia Inc. "A"/(1)/        929          16,629
Aware Inc./(1)/                                    2,618          16,624
Turnstone Systems Inc./(1)/                        3,443          16,561
SciClone Pharmaceuticals Inc./(1)/                 3,803          16,543
Wyndham International Inc. "A"/(1)/               18,381          16,543
Magellan Health Services Inc./(1)/                 2,890          16,473
Avatar Holdings/(1)/                                 608          16,416
Bone Care International Inc./(1)/                  1,194          16,406
Riviana Foods Inc.                                   764          16,350
National Presto Industries Inc.                      567          16,307
Divine Inc. "A"/(1)/                              32,559          16,279
Volt Information Sciences Inc./(1)/                  870          16,226
Applied Molecular Evolution/(1)/                   1,886          16,220
MapInfo Corp./(1)/                                 1,621          16,210
TriPath Imaging Inc./(1)/                          2,820          16,159
Northwest Bancorp Inc.                             1,360          16,116
Tanger Factory Outlet Centers Inc.                   597          15,988
Covansys Corp./(1)/                                2,128          15,960
Coastal Bancorp Inc.                                 460          15,916
Gerber Scientific Inc./(1)/                        2,162          15,891
Orchid BioSciences Inc./(1)/                       6,129          15,874
WatchGuard Technologies Inc./(1)/                  2,535          15,869
Flow International Corp./(1)/                      1,619          15,834
Winston Hotels Inc.                                1,681          15,801
Virage Logic Corp./(1)/                            1,037          15,794
Nanometrics Inc./(1)/                                856          15,785
Radiant Systems Inc./(1)/                          1,744          15,783
UbiquiTel Inc./(1)/                                6,442          15,783
Key3Media Group Inc./(1)/                          3,431          15,748
ADE Corp./(1)/                                     1,031          15,743
Golden Telecom Inc./(1)/                           1,017          15,743
Wireless Facilities Inc./(1)/                      2,623          15,738
Esperion Therapeutics Inc./(1)/                    2,571          15,657
PriceSmart Inc./(1)/                                 429          15,637
Corporate Office Properties Trust                  1,192          15,615
Butler Manufacturing Co.                             581          15,600
International Specialty Products Inc./(1)/         1,622          15,539
Pegasus Communications Corp./(1)/                  5,097          15,393
Salton Inc./(1)/                                     771          15,304
Interland Inc./(1)/                                5,952          15,237
SBA Communications Corp./(1)/                      4,629          15,229
Hibbet Sporting Goods Inc./(1)/                      648          15,228
Global Imaging Systems Inc./(1)/                     826          15,198
Kforce Inc./(1)/                                   2,944          15,162
Syntroleum Corp./(1)/                              2,547          15,155
Columbia Laboratories Inc./(1)/                    3,059          15,142
Acadia Realty Trust                                2,178          15,137
Steinway Musical Instruments Inc./(1)/               784          15,092
Wild Oats Markets Inc./(1)/                        1,784          15,075
NetScout Systems Inc./(1)/                         2,105          15,072
Impax Laboratories Inc./(1)/                       2,170          15,060
Boston Communications Group Inc./(1)/              1,741          14,990


Schedules of Investments                                                      41
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                          Shares           Value
------------------------------------------------------------------------

COMMON STOCKS (Continued)
------------------------------------------------------------------------
National Healthcare Corp./(1)/                       910  $       14,970
PDI Inc./(1)/                                        882          14,959
ResortQuest International Inc./(1)/                2,044          14,921
Audiovox Corp. "A"/(1)/                            2,078          14,920
Scientific Games Corp. "A"/(1)/                    1,777          14,873
Nature's Sunshine Products Inc.                    1,325          14,853
i-STAT Corp./(1)/                                  2,037          14,850
OTG Software Inc./(1)/                             1,716          14,809
Quaker Fabric Corp./(1)/                           1,323          14,778
Genome Therapeutics Corp./(1)/                     2,607          14,756
Lynch Interactive Corp./(1)/                         335          14,740
PC-Tel Inc./(1)/                                   1,703          14,731
Wave Systems Corp. "A"/(1)/                        6,034          14,723
Specialty Laboratories Inc./(1)/                     613          14,645
Quixote Corp.                                        784          14,623
Multex.com Inc./(1)/                               3,226          14,614
Pharmacyclics Inc./(1)/                            1,871          14,594
CardioDynamics International Corp./(1)/            3,418          14,526
NN Inc.                                            1,318          14,498
CSS Industries Inc./(1)/                             444          14,434
Aspect Medical Systems Inc./(1)/                   1,619          14,409
Plug Power Inc./(1)/                               1,387          14,383
Armstrong Holdings Inc./(1)/                       4,608          14,377
Ansoft Corp./(1)/                                    782          14,350
3D Systems Corp./(1)/                                902          14,333
IXYS Corp./(1)/                                    1,223          14,297
Novoste Corp./(1)/                                 1,726          14,240
Option Care Inc./(1)/                                861          14,215
ACLARA BioSciences Inc./(1)/                       4,235          14,145
Embarcadero Technologies Inc./(1)/                 1,034          14,124
U.S. Concrete Inc./(1)/                            2,150          14,083
Celeritek Inc./(1)/                                1,367          14,080
Internet Capital Group Inc./(1)/                  21,933          14,037
AMCOL International Corp.                          2,320          14,036
CPI Corp.                                            852          14,015
Stoneridge Inc./(1)/                               1,420          13,987
Maxim Pharmaceuticals Inc./(1)/                    2,623          13,954
Microvision Inc./(1)/                              1,219          13,921
Great American Financial Resources Inc.              769          13,880
United Auto Group Inc./(1)/                          615          13,862
K2 Inc./(1)/                                       2,125          13,855
Elizabeth Arden Inc./(1)/                          1,189          13,852
Genencor International Inc./(1)/                   1,220          13,847
Quaker City Bancorp Inc./(1)/                        435          13,781
Wackenhut Corrections Corp./(1)/                     918          13,770
Cell Pathways Inc./(1)/                            3,346          13,752
CoBiz Inc.                                           856          13,739
SoundView Technology Group Inc./(1)/               6,053          13,680
AVI BioPharma Inc./(1)/                            1,684          13,674
Churchill Downs Inc.                                 372          13,671
Smart & Final Inc./(1)/                            1,313          13,576
Medis Technologies Ltd./(1)/                       1,100          13,519
Progenics Pharmaceuticals Inc./(1)/                  899          13,485
Encompass Services Corp./(1)/                      7,601          13,454
Sanderson Farms Inc.                                 498          13,446
EntreMed Inc./(1)/                                 1,755          13,338
Titanium Metals Corp./(1)/                         2,464          13,306
Avanex Corp./(1)/                                  3,309          13,269
Internap Network Services Corp./(1)/              17,210          13,252
Oil States International Inc./(1)/                 1,227          13,252
Ingles Markets Inc. "A"                            1,123          13,139
National Service Industries Inc.                   1,255          13,102
Keystone Property Trust                              925          13,042
Vion Pharmaceuticals Inc./(1)/                     3,179          13,034
Daktronics Inc./(1)/                               1,628          13,008
TTM Technologies Inc./(1)/                         1,310          12,982
SkillSoft Corp./(1)/                                 563          12,977
Transgenomic Inc./(1)/                             1,435          12,972
Beasley Broadcast Group Inc. "A"/(1)/                869          12,957
Troy Financial Corp.                                 485          12,904
Arden Group Inc. "A"/(1)/                            192          12,864
POZEN Inc./(1)/                                    2,219          12,826
Gulf Island Fabrication Inc./(1)/                    853          12,804
Kosan Biosciences Inc./(1)/                        1,658          12,767
Sauer-Danfoss Inc.                                 1,236          12,743
Novadigm Inc./(1)/                                 1,635          12,688
Art Technology Group Inc./(1)/                     6,152          12,673
Actrade Financial Technologies Ltd./(1)/             821          12,594
Encore Acquisition Co./(1)/                          848          12,508
Catapult Communications Corp./(1)/                   495          12,494
Standard Motor Products Inc.                         852          12,439
Covenant Transport Inc. "A"/(1)/                     847          12,417
Ciphergen Biosystems Inc./(1)/                     2,039          12,275


42                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                          Shares           Value
------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------
CCC Information Services Group Inc./(1)/           1,347  $       12,258
Aurora Foods Inc./(1)/                             2,921          12,239
Deb Shops Inc.                                       456          12,221
Centra Software Inc./(1)/                          2,533          12,209
1-800-FLOWERS.COM Inc./(1)/                          893          12,163
Alico Inc.                                           417          12,143
Medallion Financial Corp.                          1,561          12,129
Infonet Services Corp. "B" ADR/(1)/                5,471          12,091
Regeneration Technologies Inc./(1)/                1,664          12,064
Med-Design Corp. (The)/(1)/                          857          12,041
Terra Industries Inc./(1)/                         4,602          12,011
Avant Immunotherapeutics Inc./(1)/                 6,897          11,932
Closure Medical Corp./(1)/                           606          11,926
Netro Corp./(1)/                                   4,250          11,900
Ditech Communications Corp./(1)/                   2,647          11,832
hi/fn Inc./(1)/                                      999          11,788
Saba Software Inc./(1)/                            2,836          11,769
Bush Industries Inc. "A"                             914          11,653
IMPCO Technologies Inc./(1)/                         897          11,625
Tropical Sportswear International Corp./(1)/         483          11,592
SuperGen Inc./(1)/                                 2,048          11,530
Inet Technologies Inc./(1)/                        1,218          11,498
Ladish Co. Inc./(1)/                               1,031          11,496
Alexander's Inc./(1)/                                190          11,485
Valence Technology Inc./(1)/                       3,762          11,474
Maxwell Technologies Inc./(1)/                     1,227          11,411
Sangamo BioSciences Inc./(1)/                      1,214          11,217
Valentis Inc./(1)/                                 3,977          11,175
CoSine Communications Inc./(1)/                    9,716          11,173
Handspring Inc./(1)/                               2,366          11,026
Nanophase Technologies Corp./(1)/                  1,326          11,019
MicroStrategy Inc./(1)/                            3,612          11,017
McLeodUSA Inc. "A"/(1)/                           61,151          11,007
Aether Systems Inc./(1)/                           2,513          10,982
Sanchez Computer Associates Inc./(1)/              1,623          10,955
TiVo Inc./(1)/                                     2,067          10,955
North American Scientific Inc./(1)/                  841          10,883
Dendreon Corp./(1)/                                1,756          10,870
Mesaba Holdings Inc./(1)/                          1,220          10,846
Boron, LePore & Associates Inc./(1)/                 892          10,811
Insmed Incorporated/(1)/                           3,858          10,802
Pharmos Corp./(1)/                                 6,430          10,802
Consolidated Freightways Corp./(1)/                2,049          10,737
Rigel Pharmaceuticals Inc./(1)/                    3,022          10,728
Global Power Equipment Group Inc./(1)/               860          10,724
ViroPharma Inc./(1)/                               2,106          10,720
Avici Systems Inc./(1)/                            5,629          10,695
Net2Phone Inc./(1)/                                2,097          10,653
Infogrames Inc./(1)/                               1,718          10,634
ZixIt Corp./(1)/                                   1,623          10,582
Intertrust Technologies Corp./(1)/                 8,372          10,549
Hexcel Corp./(1)/                                  2,632          10,528
Provident Bancorp Inc.                               397          10,521
Lexar Media Inc./(1)/                              3,865          10,435
McAfee.com Corp./(1)/                                627          10,327
NetRatings Inc./(1)/                                 851          10,314
Visual Networks Inc./(1)/                          3,466          10,190
Ameristar Casinos Inc./(1)/                          368          10,113
Schawk Inc.                                        1,033          10,113
Digital Lightwave Inc./(1)/                        1,622          10,105
Genzyme Corp. - Molecular Oncology/(1)/            1,739          10,086
VaxGen Inc./(1)/                                     877          10,015
KCS Energy Inc./(1)/                               3,177           9,912
Green Mountain Coffee Inc./(1)/                      476           9,882
Onyx Pharmaceuticals Inc./(1)/                     2,155           9,870
Performance Technologies Inc./(1)/                 1,222           9,752
Synplicity Inc./(1)/                               1,246           9,719
New Horizons Worldwide Inc./(1)/                     810           9,712
Fedders Corp./(1)/                                 3,220           9,659
Inrange Technologies Corp./(1)/                    1,195           9,656
Valhi Inc.                                           852           9,585
Private Media Group Inc./(1)/                      1,698           9,577
Alaska Communications Systems Group
  Inc./(1)/                                        1,260           9,450
World Acceptance Corp./(1)/                        1,344           9,435
Xybernaut Corp./(1)/                               5,818           9,309
APAC Customer Services Inc./(1)/                   2,908           9,306
Manufacturers Services Ltd./(1)/                   1,762           9,268
TransMontaigne Inc./(1)/                           1,777           9,240
Dobson Communications Corp. "A"/(1)/               2,900           9,135
Targeted Genetics Corp./(1)/                       4,338           9,066
National Golf Properties Inc.                      1,222           9,043
BriteSmile Inc./(1)/                               1,676           9,000

Schedules of Investments                                                      43
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                          Shares           Value
------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------
Xanser Corp./(1)/                                  3,358  $        8,999
Bebe Stores Inc./(1)/                                426           8,967
Keryx Biopharmaceuticals Inc./(1)/                 1,620           8,894
Northfield Laboratories Inc./(1)/                  1,263           8,892
August Technology Corp./(1)/                         609           8,885
Royal Bancshares of Pennsylvania "A"                 444           8,880
ICT Group Inc./(1)/                                  363           8,875
Republic Bancorp Inc. "A"                            838           8,841
Innovative Solutions & Support Inc./(1)/             896           8,835
Callon Petroleum Co./(1)/                          1,129           8,806
1-800 CONTACTS INC./(1)/                             825           8,786
Castle (A.M.) & Co.                                  808           8,759
OPNET Technologies Inc./(1)/                         913           8,701
Deltagen Inc./(1)/                                 1,284           8,654
U.S. Physical Therapy Inc./(1)/                      479           8,646
Wolverine Tube Inc./(1)/                             988           8,596
SpectraSite Holdings Inc./(1)/                     8,011           8,572
NTELOS Inc./(1)/                                   2,084           8,544
Hemispherx Biopharma Inc./(1)/                     2,124           8,496
PC Connection Inc./(1)/                              803           8,480
Genelabs Technologies Inc./(1)/                    4,744           8,349
Cobalt Corp./(1)/                                    931           8,332
InteliData Technologies Corp./(1)/                 5,505           8,313
Genzyme Transgenics Corp./(1)/                     2,497           8,240
Mestek Inc./(1)/                                     367           8,202
Republic Bancshares Inc./(1)/                        477           8,166
Peco II Inc./(1)/                                  1,634           8,137
Dyax Corp./(1)/                                    2,204           8,111
Millennium Cell Inc./(1)/                          2,037           8,087
Terremark Worldwide Inc./(1)/                     17,925           8,066
Selectica Inc./(1)/                                2,088           8,060
Curis Inc./(1)/                                    3,777           8,045
MacroChem Corp./(1)/                               2,529           7,966
Computerized Thermal Imaging Inc./(1)/             7,581           7,960
EarthShell Corp./(1)/                              5,445           7,950
Ulticom Inc./(1)/                                  1,039           7,938
Hyseq Inc./(1)/                                    1,485           7,900
Crossroads Systems Inc./(1)/                       2,195           7,792
EEX Corp./(1)/                                     3,775           7,776
SupportSoft Inc./(1)/                              2,562           7,737
NYMAGIC Inc.                                         407           7,729
AT&T Latin America Corp./(1)/                      5,113           7,669
NATCO Group Inc. "A"/(1)/                            944           7,637
Syntel Inc./(1)/                                     543           7,635
Mechanical Technology Inc./(1)/                    2,200           7,634
Docent Inc./(1)/                                   4,289           7,592
Coldwater Creek Inc./(1)/                            426           7,566
Measurements Specialties Inc./(1)/                 1,085           7,541
EXE Technologies Inc./(1)/                         3,497           7,519
Value City Department Stores Inc./(1)/             1,789           7,514
H Power Corp./(1)/                                 2,944           7,507
Bethlehem Steel Corp./(1)/                        16,638           7,487
Perini Corp./(1)/                                  1,301           7,481
SLI Inc.                                           2,922           7,451
CompuCredit Corp./(1)/                             1,302           7,447
Universal Access Global Holdings Inc./(1)/         4,928           7,441
Corillian Corp./(1)/                               2,209           7,290
Harvard Bioscience Inc./(1)/                         818           7,190
ACTV Inc./(1)/                                     4,756           7,177
Clayton Williams Energy Inc./(1)/                    574           7,175
MicroFinancial Inc.                                  839           7,173
Nanogen Inc./(1)/                                  1,704           7,157
Ambassadors International Inc./(1)/                  832           7,114
Richardson Electronics Ltd.                          582           7,065
Convera Corp./(1)/                                 2,012           7,062
Lexent Inc./(1)/                                   2,201           7,043
Dynacq International Inc./(1)/                       464           7,039
Guess ? Inc./(1)/                                    892           6,940
Value Line Inc.                                      140           6,860
Maui Land & Pineapple Co. Inc./(1)/                  334           6,847
Digitas Inc./(1)/                                  1,247           6,834
DUSA Pharmaceuticals Inc./(1)/                     1,703           6,829
Loudcloud Inc./(1)/                                2,949           6,753
Sirenza Microdevices Inc./(1)/                     1,240           6,721
Sunrise Telecom Inc./(1)/                          2,143           6,643
Align Technology Inc./(1)/                         1,226           6,498
Auspex Systems Inc./(1)/                           5,194           6,492
InKine Pharmaceutical Co. Inc./(1)/                3,519           6,475
BSQUARE Corp./(1)/                                 1,745           6,387
Genaissance Pharmaceuticals Inc./(1)/              2,136           6,323
Moldflow Corp./(1)/                                  467           6,305
Brightpoint Inc./(1)/                              6,876           6,257
Catalytica Energy Systems Inc./(1)/                1,850           6,234

44                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                          Shares           Value
------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------
Metromedia Fiber Network
  Inc. "A"/(1)/                                   60,561  $        6,056
Federal-Mogul Corp./(1)/                           7,463           6,045
Seaboard Corp.                                        20           6,000
Brio Software Inc./(1)/                            2,171           5,949
VA Systems Inc./(1)/                               3,499           5,948
EDEN Bioscience Corp./(1)/                         2,476           5,942
Copper Mountain Networks Inc./(1)/                 6,192           5,882
Prime Group Realty Trust                             765           5,860
Newmark Homes Corp./(1)/                             344           5,858
America Online Latin America Inc. "A"/(1)/         2,592           5,832
DigitalThink Inc./(1)/                             2,577           5,798
Revlon Inc. "A"/(1)/                                 892           5,789
Lantronix Inc./(1)/                                2,218           5,745
National Beverage Corp./(1)/                         425           5,653
Amtran Inc./(1)/                                     400           5,600
Management Network Group Inc. (The)/(1)/           1,019           5,594
FiberCore Inc./(1)/                                3,490           5,584
WJ Communications Inc./(1)/                        1,709           5,571
BMC Industries Inc.                                3,321           5,480
AEP Industries Inc./(1)/                             159           5,470
Pumatech Inc./(1)/                                 4,077           5,422
3 Dimensional Pharmaceuticals Inc./(1)/              784           5,355
McMoRan Exploration Co./(1)/                       1,615           5,330
Recoton Corp./(1)/                                 1,189           5,327
CompX International Inc.                             426           5,304
Braun Consulting Inc./(1)/                         1,229           5,297
Star Scientific Inc./(1)/                          2,627           5,254
VerticalNet Inc./(1)/                              7,431           5,202
Applied Innovation Inc./(1)/                       1,190           5,200
ATS Medical Inc./(1)/                              2,581           5,162
WestPoint Stevens Inc.                             2,323           5,134
FTD.com Inc./(1)/                                    914           5,119
Tremont Corp.                                        179           5,008
RCN Corp./(1)/                                     3,532           4,980
Organogenesis Inc./(1)/                            3,568           4,960
Blue Martini Software Inc./(1)/                    3,457           4,909
Coca-Cola Bottling Co. Consolidated                  100           4,900
Digital Generation Systems Inc./(1)/               4,212           4,802
Emex Corp./(1)/                                    1,472           4,755
Equity One Inc.                                      340           4,573
SureBeam Corporation "A"/(1)/                        820           4,543
Large Scale Biology Corp./(1)/                     1,364           4,488
PEC Solutions Inc./(1)/                              182           4,475
Burnham Pacific Properties Inc.                    2,647           4,473
Simplex Solutions Inc./(1)/                          450           4,469
Seattle Genetics Inc./(1)/                           839           4,405
Exact Sciences Corp./(1)/                            450           4,378
Covanta Energy Corp./(1)/                          5,964           4,294
Interactive Intelligence Inc./(1)/                   769           4,214
3DO Co. (The)/(1)/                                 4,001           4,081
SRI/Surgical Express Inc./(1)/                       265           4,044
Ribozyme Pharmaceuticals Inc./(1)/                 1,377           3,993
V.I. Technologies Inc./(1)/                          763           3,960
SatCon Technology Corp./(1)/                       1,192           3,874
Oglebay Norton Co.                                   376           3,798
Inspire Pharmaceuticals Inc./(1)/                  1,887           3,793
Carrier Access Corp./(1)/                          1,263           3,789
Rural Cellular Corp. "A"/(1)/                        835           3,741
Paradigm Genetics Inc./(1)/                        2,290           3,710
SignalSoft Corp./(1)/                              2,108           3,649
Centennial Communications Corp. "A"/(1)/             999           3,596
HealthExtras Inc./(1)/                             1,320           3,590
Ventiv Health Inc./(1)/                            1,791           3,582
Sorrento Networks Corp./(1)/                       1,399           3,581
DuraSwitch Industries Inc./(1)/                      486           3,572
American Realty Investors Inc./(1)/                  502           3,539
Comdisco Inc./(1)/                                10,705           3,533
Fairchild Corp. (The) "A"/(1)/                     1,357           3,420
PYR Energy Corp./(1)/                              1,705           3,274
LightPath Technologies Inc. "A"/(1)/               2,050           3,177
ATP Oil & Gas Corp./(1)/                             777           3,147
Digex Inc./(1)/                                    2,519           3,124
Next Level Communications Inc./(1)/                2,143           3,086
ROHN Industries Inc./(1)/                          2,070           3,002
Liberty Livewire Corp. "A"/(1)/                      509           2,942
Third Wave Technologies Inc./(1)/                    870           2,915
iBasis Inc./(1)/                                   3,396           2,887
BioSphere Medical Inc./(1)/                          393           2,872
NTL Inc./(1)/                                     19,085           2,863
Extensity Inc./(1)/                                1,723           2,826
Immune Response Corp./(1)/                         3,441           2,787


Schedules of Investments                                                      45
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
March 31, 2002



Security                                          Shares           Value
------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------
Metromedia International Group Inc./(1)/           8,884  $        2,754
TradeStation Group Inc./(1)/                       2,473           2,720
Click Commerce Inc./(1)/                           2,079           2,640
Tripath Technology Inc./(1)/                       1,564           2,628
Spiegel Inc. "A"                                   1,734           2,376
Metawave Communications Corp./(1)/                 4,676           2,338
On Command Corp./(1)/                                509           2,316
StarBase Corp./(1)/                                8,151           2,201
CacheFlow Inc./(1)/                                2,240           2,195
Tellium Inc./(1)/                                    933           2,155
Novatel Wireless Inc./(1)/                         3,055           2,016
First Banks America Inc./(1)/                         49           2,008
Choice One Communications Inc./(1)/                1,222           1,992
Beacon Power Corp./(1)/                            3,819           1,948
NewPower Holdings Inc./(1)/                        5,189           1,920
MEEMIC Holdings Inc./(1)/                             65           1,846
Miravant Medical Technologies/(1)/                 1,704           1,840
Viasystems Group Inc./(1)/                         4,871           1,461
Optical Communication Products Inc./(1)/             489           1,374
ITC*DeltaCom Inc./(1)/                             4,235           1,355
GenStar Therapeutics Corp./(1)/                    1,313           1,313
Alliance Fiber Optic Products Inc./(1)/            1,254           1,241
Kaiser Aluminum Corp./(1)/                         3,401           1,224
Uniroyal Technology Corp./(1)/                     1,710             855
Engage Inc./(1)/                                   3,036             759
Homestore.com Inc./(1)/                              200             540
Focal Communications Corp./(1)/                      102             436
NEON Communications Inc./(1)/                        923             434
Morgan Group Holding Co./(1)/                        325             374
Adelphia Business Solutions Inc./(1)/              8,976             359
Optical Cable Corp./(1)/                             340             343
Constellation 3D Inc./(1)/                           696             223
Pinnacle Holdings Inc./(1)/                        2,140             171
GenTek Inc.                                          456             137
IMPSAT Fiber Networks Inc./(1)/                    1,771              89
------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,437,459,561)                                     1,358,771,820
------------------------------------------------------------------------


                                               Shares or
Security                                       Principal           Value
------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 3.53%
------------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                        27,273,565  $   27,273,565
Dreyfus Money Market Fund                      7,455,878       7,455,878
General Electric Commercial Paper 1.86%,
  05/10/02                                $    9,000,000       9,000,000
Goldman Sachs Financial Square Prime
  Obligation Fund                                486,480         486,480
Providian Temp Cash Money Market Fund          3,794,113       3,794,113
------------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $48,010,036)                                           48,010,036
------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 103.37%
(Cost $1,485,469,597)                                      1,406,781,856
------------------------------------------------------------------------
Other Assets, Less Liabilities - (3.37%)                     (45,845,248)
------------------------------------------------------------------------
NET ASSETS - 100.00%                                      $1,360,936,608
========================================================================
/(1)/ Non-income earning securities.

See notes to financial statements.

46                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Growth Index Fund
Schedule of Investments
March 31, 2002



Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS - 99.88%
--------------------------------------------------------------------------------
General Electric Co.                                         49,541  $ 1,855,310
Microsoft Corp./(1)/                                         21,930    1,322,598
Pfizer Inc.                                                  31,226    1,240,921
Intel Corp.                                                  33,399    1,015,664
Wal-Mart Stores Inc.                                         13,807      846,231
Johnson & Johnson                                            11,734      762,123
Cisco Systems Inc./(1)/                                      36,521      618,301
International Business Machines Corp.                         5,924      616,096
American International Group Inc.                             7,942      572,936
Home Depot Inc.                                              11,693      568,397
AOL Time Warner Inc./(1)/                                    21,300      503,745
Coca-Cola Co. (The)                                           8,399      438,932
Wyeth                                                         6,595      432,962
Merck & Co. Inc.                                              7,017      404,039
Amgen Inc./(1)/                                               5,222      311,649
PepsiCo Inc.                                                  5,924      305,086
Lilly (Eli) and Co.                                           3,955      301,371
Dell Computer Corp./(1)/                                     11,276      294,416
Pharmacia Corp.                                               6,454      290,946
Texas Instruments Inc.                                        8,657      286,547
Bristol-Myers Squibb Co.                                      6,833      276,668
Medtronic Inc.                                                6,045      273,294
Oracle Corp./(1)/                                            20,504      262,451
Abbott Laboratories                                           4,667      245,484
Philip Morris Companies Inc.                                  4,500      237,015
Schering-Plough Corp.                                         7,319      229,085
Applied Materials Inc./(1)/                                   4,092      222,073
Walgreen Co.                                                  5,101      199,908
Automatic Data Processing Inc.                                3,084      179,705
Lowe's Companies Inc.                                         3,871      168,350
Baxter International Inc.                                     2,797      166,477
First Data Corp.                                              1,907      166,386
Freddie Mac                                                   2,617      165,839
Cardinal Health Inc.                                          2,248      159,361
QUALCOMM Inc./(1)/                                            3,828      144,086
Viacom Inc. "B"/(1)/                                          2,973      143,804
Sun Microsystems Inc./(1)/                                   16,205      142,928
SBC Communications Inc.                                       3,724      139,427
MBNA Corp.                                                    3,574      137,849
EMC Corp./(1)/                                               11,063      131,871
Citigroup Inc.                                                2,652      131,327
Fifth Third Bancorp                                           1,932      130,371
Electronic Data Systems Corp.                                 2,155      124,968
Colgate-Palmolive Co.                                         2,081      118,929
Procter & Gamble Co.                                          1,257      113,243
Target Corp.                                                  2,496      107,628
Safeway Inc./(1)/                                             2,304      103,726
Kohls Corp./(1)/                                              1,431      101,816
Anheuser-Busch Companies Inc.                                 1,912       99,806
AT&T Wireless Services Inc./(1)/                             10,914       97,680
Boeing Co. (The)                                              1,940       93,605
UnitedHealth Group Inc.                                       1,216       92,927
Gillette Co. (The)                                            2,677       91,045
Kroger Co./(1)/                                               4,010       88,862
Veritas Software Corp./(1)/                                   1,999       87,616
Omnicom Group Inc.                                              926       87,414
Concord EFS Inc./(1)/                                         2,548       84,721
Maxim Integrated Products Inc./(1)/                           1,520       84,679
Harley-Davidson Inc.                                          1,516       83,577
Marsh & McLennan Companies Inc.                                 724       81,624
Analog Devices Inc./(1)/                                      1,729       77,874
USA Education Inc.                                              779       76,186
3M Co.                                                          644       74,066
Sysco Corp.                                                   2,431       72,492
Forest Laboratories Inc. "A"/(1)/                               884       72,223
Schwab (Charles) Corp. (The)                                  5,402       70,712
Anadarko Petroleum Corp.                                      1,245       70,268
Linear Technology Corp.                                       1,588       70,221
Capital One Financial Corp.                                   1,090       69,596
Guidant Corp./(1)/                                            1,524       66,020
Best Buy Co. Inc./(1)/                                          833       65,974
Baker Hughes Inc.                                             1,680       64,260
Paychex Inc.                                                  1,591       63,163
Xilinx Inc./(1)/                                              1,582       63,059
KLA-Tencor Corp./(1)/                                           931       61,912
United Technologies Corp.                                       824       61,141
Siebel Systems Inc./(1)/                                      1,872       61,046
Bank of New York Co. Inc. (The)                               1,442       60,593
CVS Corp.                                                     1,731       59,425
Interpublic Group of Companies Inc.                           1,692       58,002
Fannie Mae                                                      714       57,034
Genentech Inc./(1)/                                           1,095       55,243
TJX Companies Inc.                                            1,369       54,774
United Parcel Service Inc.                                      900       54,720
Clear Channel Communications Inc./(1)/                        1,031       53,004
Bed Bath & Beyond Inc./(1)/                                   1,452       49,005
MedImmune Inc./(1)/                                           1,234       48,533
PeopleSoft Inc./(1)/                                          1,325       48,402


Schedules of Investments                                                      47
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Immunex Corp./(1)/                                            1,586  $    47,992
Adobe Systems Inc.                                            1,184       47,703
Gap Inc. (The)                                                3,068       46,143
SunGard Data Systems Inc./(1)/                                1,395       45,993
Cendant Corp./(1)/                                            2,383       45,754
Starbucks Corp./(1)/                                          1,906       44,086
Genzyme Corp. - General Division/(1)/                           992       43,321
Fiserv Inc./(1)/                                                941       43,277
Micron Technology Inc./(1)/                                   1,300       42,770
Allergan Inc.                                                   661       42,734
General Motors Corp. "H"/(1)/                                 2,576       42,375
Stryker Corp./(1)/                                              675       40,723
State Street Corp.                                              729       40,372
eBay Inc./(1)/                                                  712       40,328
Household International Inc.                                    708       40,214
Altera Corp./(1)/                                             1,817       39,738
Electronic Arts Inc./(1)/                                       630       38,304
Halliburton Co.                                               2,201       37,571
AFLAC Inc.                                                    1,264       37,288
Lexmark International Inc. "A"/(1)/                             649       37,110
Comcast Corp. "A"/(1)/                                        1,166       37,079
Novellus Systems Inc./(1)/                                      682       36,923
Biomet Inc.                                                   1,348       36,477
Dynegy Inc. "A"                                               1,255       36,395
Biogen Inc./(1)/                                                741       36,353
IDEC Pharmaceuticals Corp./(1)/                                 558       35,879
Teradyne Inc./(1)/                                              897       35,369
Staples Inc./(1)/                                             1,759       35,127
Univision Communications Inc./(1)/                              836       35,112
Gilead Sciences Inc./(1)/                                       966       34,766
Broadcom Corp. "A"/(1)/                                         967       34,715
Sara Lee Corp.                                                1,667       34,607
Sprint Corp. (PCS Group)/(1)/                                 3,237       33,309
IMS Health Inc.                                               1,473       33,069
King Pharmaceuticals Inc./(1)/                                  943       33,003
Yahoo! Inc./(1)/                                              1,780       32,877
VeriSign Inc./(1)/                                            1,169       31,563
Sabre Holdings Corp./(1)/                                       669       31,249
Millennium Pharmaceuticals Inc./(1)/                          1,375       30,681
St. Jude Medical Inc./(1)/                                      395       30,474
EchoStar Communications Corp./(1)/                            1,066       30,189
Danaher Corp.                                                   420       29,828
Network Appliance Inc./(1)/                                   1,453       29,612
Northern Trust Corp.                                            492       29,574
Brocade Communications Systems Inc./(1)/                      1,083       29,241
Synovus Financial Corp.                                         953       29,047
Symantec Corp./(1)/                                             703       28,971
Cintas Corp.                                                    577       28,769
Quest Diagnostics Inc./(1)/                                     347       28,749
Moody's Corp.                                                   685       28,154
Cadence Design Systems Inc./(1)/                              1,234       27,901
Agilent Technologies Inc./(1)/                                  793       27,723
Microchip Technology Inc./(1)/                                  661       27,650
BJ Services Co./(1)/                                            791       27,266
Kimberly-Clark Corp.                                            421       27,218
Heinz (H.J.) Co.                                                654       27,141
RadioShack Corp.                                                900       27,036
Ecolab Inc.                                                     589       26,929
Nabors Industries Inc./(1)/                                     631       26,660
El Paso Corp.                                                   604       26,594
Tiffany & Co.                                                   732       26,023
Affiliated Computer Services Inc. "A"/(1)/                      456       25,595
International Game Technology/(1)/                              410       25,551
Convergys Corp./(1)/                                            857       25,341
Family Dollar Stores Inc.                                       746       24,998
Qwest Communications International Inc.                       3,026       24,874
Sanmina-SCI Corp./(1)/                                        2,079       24,428
McGraw-Hill Companies Inc. (The)                                353       24,092
Noble Drilling Corp./(1)/                                       569       23,551
Applera Corp. - Applied Biosystems Group                      1,053       23,535
Apollo Group Inc. "A"/(1)/                                      436       23,348
Intuit Inc./(1)/                                                602       23,093
Solectron Corp./(1)/                                          2,958       23,072
QLogic Corp./(1)/                                               463       22,928
Robert Half International Inc./(1)/                             773       22,819
Laboratory Corp. of America Holdings/(1)/                       238       22,815
NVIDIA Corp./(1)/                                               514       22,801
Express Scripts Inc. "A"/(1)/                                   393       22,633
Caremark Rx Inc./(1)/                                         1,141       22,249
Newmont Mining Corp.                                            802       22,207
Dollar General Corp.                                          1,334       21,718
Equifax Inc.                                                    723       21,618
Tellabs Inc./(1)/                                             2,048       21,443
Zimmer Holdings Inc./(1)/                                       626       21,315
AmerisourceBergen Corp.                                         309       21,105
American Express Co.                                            514       21,053
BEA Systems Inc./(1)/                                         1,528       20,949
Pepsi Bottling Group Inc.                                       788       20,386

48                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Chiron Corp./(1)/                                               437  $    20,054
American Standard Companies Inc./(1)/                           279       19,739
BISYS Group Inc. (The)/(1)/                                     550       19,387
Calpine Corp./(1)/                                            1,523       19,342
AES Corp. (The)/(1)/                                          2,141       19,269
Sealed Air Corp./(1)/                                           401       18,879
Weatherford International Inc./(1)/                             395       18,814
Oxford Health Plans Inc./(1)/                                   449       18,764
Mirant Corp./(1)/                                             1,294       18,698
Waters Corp./(1)/                                               657       18,376
ChoicePoint Inc./(1)/                                           317       18,259
Advanced Micro Devices Inc./(1)/                              1,238       18,211
Lam Research Corp./(1)/                                         619       18,149
Scientific-Atlanta Inc.                                         784       18,110
Block (H & R) Inc.                                              406       18,047
Jabil Circuit Inc./(1)/                                         757       17,812
Wrigley (William Jr.) Co.                                       324       17,272
Morgan Stanley Dean Witter & Co.                                297       17,021
Burlington Resources Inc.                                       421       16,878
Smith International Inc./(1)/                                   249       16,870
Cytyc Corp./(1)/                                                625       16,825
Synopsys Inc./(1)/                                              302       16,658
Integrated Device Technology Inc./(1)/                          494       16,421
Kellogg Co.                                                     488       16,382
ENSCO International Inc.                                        543       16,366
BJ's Wholesale Club Inc./(1)/                                   365       16,315
HCA Inc.                                                        364       16,045
Dollar Tree Stores Inc./(1)/                                    489       16,044
Citrix Systems Inc./(1)/                                        927       16,019
DST Systems Inc./(1)/                                           319       15,886
Juniper Networks Inc./(1)/                                    1,255       15,838
JDS Uniphase Corp./(1)/                                       2,686       15,821
Rational Software Corp./(1)/                                    984       15,577
Corning Inc.                                                  2,040       15,545
EOG Resources Inc.                                              378       15,332
Estee Lauder Companies Inc. "A"                                 445       15,201
SEI Investment Co.                                              349       14,941
Murphy Oil Corp.                                                154       14,784
CIENA Corp./(1)/                                              1,636       14,724
Alcoa Inc.                                                      390       14,719
BMC Software Inc./(1)/                                          754       14,665
Expeditors International Washington Inc.                        238       14,518
Honeywell International Inc.                                    379       14,504
International Rectifier Corp./(1)/                              318       14,440
Watson Pharmaceuticals Inc./(1)/                                532       14,412
Intersil Corp. "A"/(1)/                                         508       14,402
Nextel Communications Inc. "A"/(1)/                           2,677       14,402
Fairchild Semiconductor International
  Corp. "A"/(1)/                                                501       14,329
Abercrombie & Fitch Co. "A"/(1)/                                463       14,260
AmeriCredit Corp./(1)/                                          375       14,246
UST Inc.                                                        364       14,171
Jones Apparel Group Inc./(1)/                                   404       14,120
TMP Worldwide Inc./(1)/                                         404       13,926
Human Genome Sciences Inc./(1)/                                 632       13,771
Gallagher (Arthur J.) & Co.                                     420       13,763
Mercury Interactive Corp./(1)/                                  363       13,667
Varian Medical Systems Inc./(1)/                                334       13,661
AdvancePCS/(1)/                                                 451       13,571
Emulex Corp./(1)/                                               409       13,468
PMC-Sierra Inc./(1)/                                            821       13,366
Amazon.com Inc./(1)/                                            933       13,342
Cooper Cameron Corp./(1)/                                       261       13,340
Campbell Soup Co.                                               493       13,212
Avery Dennison Corp.                                            212       12,938
Cephalon Inc./(1)/                                              205       12,915
Federated Investors Inc. "B"                                    399       12,908
Investment Technology Group Inc./(1)/                           244       12,869
Symbol Technologies Inc.                                      1,138       12,791
Certegy Inc./(1)/                                               319       12,664
IVAX Corp./(1)/                                                 788       12,647
Lincare Holdings Inc./(1)/                                      465       12,611
L-3 Communications Holdings Inc./(1)/                           112       12,544
Telephone & Data Systems Inc.                                   141       12,443
Knight Ridder Inc.                                              175       12,021
Investors Financial Services Corp.                              158       12,016
AutoZone Inc./(1)/                                              173       11,911
Comverse Technology Inc./(1)/                                   933       11,821
RF Micro Devices Inc./(1)/                                      655       11,725
Eaton Vance Corp.                                               293       11,705
XTO Energy Inc.                                                 577       11,569
Eaton Corp.                                                     141       11,418
Applied Micro Circuits Corp./(1)/                             1,423       11,384
Whole Foods Market Inc./(1)/                                    249       11,377
Semtech Corp./(1)/                                              309       11,279
Health Management Associates
  Inc. "A"/(1)/                                                 543       11,256
Compuware Corp./(1)/                                            869       11,219
Coach Inc./(1)/                                                 221       11,207


Schedules of Investments                                                      49
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Maytag Corp.                                                    253  $    11,195
ICOS Corp./(1)/                                                 243       11,176
Polycom Inc./(1)/                                               453       11,144
Gentex Corp./(1)/                                               376       11,141
CH Robinson Worldwide Inc.                                      331       11,122
Andrx Group/(1)/                                                293       11,116
CDW Computer Centers Inc./(1)/                                  220       11,075
Providian Financial Corp.                                     1,442       10,887
Patterson Dental Co./(1)/                                       247       10,801
Waddell & Reed Financial Inc. "A"                               354       10,790
Beckman Coulter Inc.                                            211       10,776
Fastenal Co.                                                    142       10,695
LSI Logic Corp./(1)/                                            627       10,659
PerkinElmer Inc.                                                576       10,656
Amkor Technology Inc./(1)/                                      477       10,642
Apache Corp.                                                    187       10,637
Avaya Inc./(1)/                                               1,437       10,605
First Health Group Corp./(1)/                                   435       10,497
Millipore Corp.                                                 237       10,485
Vertex Pharmaceuticals Inc./(1)/                                374       10,420
Atmel Corp./(1)/                                              1,023       10,373
National-Oilwell Inc./(1)/                                      407       10,309
National Semiconductor Corp./(1)/                               303       10,208
Motorola Inc.                                                   717       10,181
NVR Inc./(1)/                                                    32       10,096
Williams-Sonoma Inc./(1)/                                       219       10,072
Ocean Energy Inc.                                               505        9,994
Patterson-UTI Energy Inc./(1)/                                  336        9,993
USA Networks Inc./(1)/                                          311        9,880
Amphenol Corp. "A"/(1)/                                         210        9,828
WellPoint Health Networks Inc./(1)/                             154        9,805
Network Associates Inc./(1)/                                    404        9,777
Costco Wholesale Corp./(1)/                                     241        9,597
Agere Systems Inc./(1)/                                       2,433        9,464
Enzon Inc./(1)/                                                 211        9,345
Celgene Corp./(1)/                                              376        9,306
Invitrogen Corp./(1)/                                           265        9,095
Vitesse Semiconductor Corp./(1)/                                926        9,075
Herman Miller Inc.                                              381        9,060
Advent Software Inc./(1)/                                       152        8,992
Rowan Companies Inc./(1)/                                       387        8,916
DeVry Inc./(1)/                                                 289        8,708
New York Community Bancorp Inc.                                 312        8,627
Micrel Inc./(1)/                                                336        8,474
Krispy Kreme Doughnuts Inc./(1)/                                207        8,456
DENTSPLY International Inc.                                     227        8,413
Career Education Corp./(1)/                                     210        8,316
Alkermes Inc./(1)/                                              317        8,261
Cabot Microelectronics Corp./(1)/                               122        8,253
Barr Laboratories Inc./(1)/                                     124        8,162
Renal Care Group Inc./(1)/                                      247        8,102
Cypress Semiconductor Corp./(1)/                                352        8,096
GlobeSpanVirata Inc./(1)/                                       542        8,087
Lee Enterprises Inc.                                            219        8,081
Palm Inc./(1)/                                                2,009        8,016
Peregrine Systems Inc./(1)/                                     838        7,978
Parametric Technology Corp./(1)/                              1,320        7,973
TriQuint Semiconductor Inc./(1)/                                654        7,855
Lattice Semiconductor Corp./(1)/                                448        7,853
Tenet Healthcare Corp./(1)/                                     116        7,774
Hispanic Broadcasting Corp./(1)/                                266        7,746
Neuberger Berman Inc.                                           165        7,730
Limited Inc. (The)                                              430        7,697
Cymer Inc./(1)/                                                 154        7,648
Citizens Communications Co./(1)/                                710        7,632
Edwards (J.D.) & Co./(1)/                                       423        7,631
Sybase Inc./(1)/                                                435        7,599
Hudson United Bancorp                                           237        7,539
Mettler Toledo International Inc./(1)/                          166        7,513
ImClone Systems Inc./(1)/                                       305        7,512
Mylan Laboratories Inc.                                         255        7,512
Protein Design Labs Inc./(1)/                                   438        7,503
DaVita Inc./(1)/                                                295        7,463
Plum Creek Timber Co. Inc.                                      251        7,457
Ruby Tuesday Inc.                                               318        7,394
Accredo Health Inc./(1)/                                        129        7,388
McKesson Corp.                                                  196        7,336
Varian Semiconductor Equipment
  Associates Inc./(1)/                                          163        7,335
Affiliated Managers Group Inc./(1)/                             102        7,327
Abgenix Inc./(1)/                                               387        7,310
KPMG Consulting Inc./(1)/                                       361        7,292
LifePoint Hospitals Inc./(1)/                                   195        7,207
Freeport-McMoRan Copper & Gold Inc./(1)/                        408        7,189
Henry (Jack) & Associates Inc.                                  322        7,142
Hanover Compressor Co./(1)/                                     390        7,016
Axcelis Technologies Inc./(1)/                                  489        6,993
Brown & Brown Inc.                                              222        6,971


50                                    2002 iShares Annual Report To Shareholders
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Alliant Techsystems Inc./(1)/                   68  $     6,935
OSI Pharmaceuticals Inc./(1)/                  177        6,930
Performance Food Group Co./(1)/                212        6,924
i2 Technologies Inc./(1)/                    1,364        6,902
Molex Inc.                                     199        6,899
Marriott International Inc. "A"                153        6,877
Cheesecake Factory (The)/(1)/                  185        6,826
Sepracor Inc./(1)/                             350        6,790
Mentor Graphics Corp./(1)/                     321        6,786
GTECH Holdings Corp./(1)/                      139        6,776
ICN Pharmaceuticals Inc.                       212        6,731
Roper Industries Inc.                          135        6,715
DoubleClick Inc./(1)/                          559        6,702
CSG Systems International Inc./(1)/            235        6,690
Boston Scientific Corp./(1)/                   266        6,674
Pharmaceutical Product Development Inc./(1)/   191        6,656
Corporate Executive Board Co. (The)/(1)/       177        6,639
LaBranche & Co. Inc./(1)/                      213        6,614
Catalina Marketing Corp./(1)/                  181        6,606
Zebra Technologies Corp. "A"/(1)/              122        6,599
Michaels Stores Inc./(1)/                      174        6,577
Newfield Exploration Co./(1)/                  177        6,547
Scios Inc./(1)/                                226        6,538
Dow Jones & Co. Inc.                           112        6,521
LTX Corp./(1)/                                 238        6,471
CEC Entertainment Inc./(1)/                    140        6,468
Transkaryotic Therapies Inc./(1)/              150        6,458
Conexant Systems Inc./(1)/                     533        6,423
Gemstar-TV Guide International Inc./(1)/       432        6,389
Allied Capital Corp.                           230        6,325
Devon Energy Corp.                             131        6,323
ResMed Inc./(1)/                               157        6,300
Kinder Morgan Inc.                             130        6,296
Graco Inc.                                     154        6,291
E*TRADE Group Inc./(1)/                        665        6,264
AMETEK Inc.                                    168        6,251
American Eagle Outfitters Inc./(1)/            252        6,242
Medicis Pharmaceutical Corp. "A"/(1)/          112        6,216
Charles River Laboratories International
  Inc./(1)/                                    200        6,200
Doral Financial Corp.                          182        6,179
Titan Corp. (The)/(1)/                         299        6,174
Perot Systems Corp. "A"/(1)/                   308        6,145
Macromedia Inc./(1)/                           294        6,003
Avocent Corp./(1)/                             224        6,001
Pride International Inc./(1)/                  377        5,994
Retek Inc./(1)/                                228        5,985
National Instruments Corp./(1)/                143        5,980
Archstone-Smith Trust                          223        5,974
Tidewater Inc.                                 140        5,929
Wiley (John) & Sons Inc. "A"                   226        5,921
BB&T Corp.                                     155        5,907
Williams Companies Inc.                        250        5,890
Medarex Inc./(1)/                              365        5,887
Varian Inc./(1)/                               155        5,881
THQ Inc./(1)/                                  119        5,843
Iron Mountain Inc./(1)/                        184        5,836
Steris Corp./(1)/                              277        5,778
Direct Focus Inc./(1)/                         151        5,746
Fair Isaac and Co. Inc.                         90        5,705
Cirrus Logic Inc./(1)/                         302        5,699
SPX Corp./(1)/                                  40        5,663
Chico's FAS Inc./(1)/                          168        5,662
Techne Corp./(1)/                              205        5,652
Hershey Foods Corp.                             82        5,620
Mid Atlantic Medical Services Inc./(1)/        196        5,586
Pitney Bowes Inc.                              130        5,564
Neurocrine Biosciences Inc./(1)/               137        5,561
Affymetrix Inc./(1)/                           191        5,535
Diamond Offshore Drilling Inc.                 177        5,533
Chesapeake Energy Corp./(1)/                   714        5,526
Linens 'N Things Inc./(1)/                     181        5,526
Shaw Group Inc. (The)/(1)/                     200        5,500
Global Payments Inc.                           150        5,498
Macrovision Corp./(1)/                         206        5,490
McCormick & Co. Inc.                           107        5,471
ITT Educational Services Inc./(1)/             121        5,445
Copart Inc./(1)/                               301        5,400
Federal Signal Corp.                           227        5,384
Varco International Inc./(1)/                  267        5,367
Washington Real Estate Investment Trust        186        5,348
Cerner Corp./(1)/                              112        5,344
Orthodontic Centers of America Inc./(1)/       193        5,329
Manugistics Group Inc./(1)/                    248        5,327
Extreme Networks Inc./(1)/                     508        5,283
Key Energy Services Inc./(1)/                  492        5,274
Coca-Cola Enterprises Inc.                     279        5,240
Park National Corp.                             53        5,234


Schedules of Investments                                                      51
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Universal Health Services Inc. "B"/(1)/        126        5,198
ADC Telecommunications Inc./(1)/             1,277        5,197
Province Healthcare Co./(1)/                   163        5,179
Cox Radio Inc. "A"/(1)/                        182        5,169
Ascential Software Corp./(1)/                1,339        5,155
Electro Scientific Industries Inc./(1)/        140        5,131
Activision Inc./(1)/                           169        5,041
Polaris Industries Inc.                         79        5,032
Stericycle Inc./(1)/                            80        5,005
Documentum Inc./(1)/                           196        4,988
99 Cents Only Stores/(1)/                      130        4,984
Cree Inc./(1)/                                 364        4,961
Plexus Corp./(1)/                              209        4,932
Respironics Inc./(1)/                          149        4,828
Community Health Systems Inc./(1)/             218        4,820
Finisar Corp./(1)/                             625        4,813
SkyWest Inc.                                   193        4,811
Apria Healthcare Group Inc./(1)/               196        4,804
Total System Services Inc.                     191        4,804
Elantec Semiconductor Inc./(1)/                112        4,790
Veeco Instruments Inc./(1)/                    136        4,760
Cousins Properties Inc.                        182        4,741
CheckFree Corp./(1)/                           309        4,737
Cognex Corp./(1)/                              163        4,737
Flowserve Corp./(1)/                           148        4,737
Atlantic Coast Airlines Holdings Inc./(1)/     196        4,700
Black Box Corp./(1)/                            97        4,697
Gartner Inc. "A"/(1)/                          364        4,696
Diagnostic Products Corp.                      108        4,666
TrustCo Bank Corp. NY                          361        4,661
Kronos Inc./(1)/                                99        4,651
Quintiles Transnational Corp./(1)/             261        4,633
Covance Inc./(1)/                              228        4,624
SICOR Inc./(1)/                                269        4,595
Waste Connections Inc./(1)/                    137        4,591
Storage Technology Corp./(1)/                  213        4,567
Apogent Technologies Inc./(1)/                 185        4,566
Tom Brown Inc./(1)/                            167        4,559
Scholastic Corp./(1)/                           84        4,552
Too Inc./(1)/                                  154        4,541
Keane Inc./(1)/                                266        4,535
Education Management Corp./(1)/                107        4,512
Donaldson Co. Inc.                             112        4,504
MSC Industrial Direct Co. Inc. "A"/(1)/        196        4,488
VISX Inc./(1)/                                 254        4,486
Insight Enterprises Inc./(1)/                  198        4,483
IDEXX Laboratories Inc./(1)/                   166        4,455
Dial Corp. (The)                               247        4,451
Black & Decker Corp.                            95        4,421
NPS Pharmaceuticals Inc./(1)/                  135        4,405
ATMI Inc./(1)/                                 140        4,403
O'Reilly Automotive Inc./(1)/                  139        4,388
Exult Inc./(1)/                                402        4,386
Hilb Rogal & Hamilton Co.                      140        4,368
Internet Security Systems Inc./(1)/            191        4,364
Price Communications Corp./(1)/                247        4,357
Talbots Inc. (The)                             123        4,354
SanDisk Corp./(1)/                             200        4,340
FactSet Research Systems Inc.                  107        4,317
Wind River Systems Inc./(1)/                   317        4,308
Stone Energy Corp./(1)/                        111        4,301
Greater Bay Bancorp                            126        4,299
CommScope Inc./(1)/                            247        4,298
Fisher Scientific International Inc./(1)/      149        4,187
Cell Therapeutics Inc./(1)/                    168        4,171
Timberland Co. "A"/(1)/                         98        4,141
Silicon Storage Technology Inc./(1)/           392        4,136
Sonic Corp./(1)/                               160        4,114
Applebee's International Inc.                  113        4,102
InterMune Inc./(1)/                            136        4,090
Myriad Genetics Inc./(1)/                      122        4,088
WebMD Corp./(1)/                               531        4,078
Ligand Pharmaceuticals Inc. "B"/(1)/           205        4,043
Mentor Corp.                                   112        4,041
Spinnaker Exploration Co./(1)/                  97        4,040
Legato Systems Inc./(1)/                       447        4,027
Ameritrade Holding Corp. "A"/(1)/              620        4,024
Photon Dynamics Inc./(1)/                       79        4,020
Intergraph Corp./(1)/                          228        4,015
Newport Corp.                                  168        4,015
Advanced Digital Information Corp./(1)/        308        4,007
Incyte Genomics Inc./(1)/                      336        3,998
Mohawk Industries Inc./(1)/                     66        3,966
Northrop Grumman Corp.                          35        3,957
Swift Transportation Co. Inc./(1)/             179        3,924
Tootsie Roll Industries Inc.                    85        3,920
Landstar System Inc./(1)/                       42        3,898
Aeroflex Inc./(1)/                             303        3,897


52                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
----------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Ventas Inc.                                    308  $     3,896
Rite Aid Corp./(1)/                          1,124        3,889
CAL Dive International Inc./(1)/               156        3,884
Rockwell Collins Inc.                          154        3,884
Photronics Inc./(1)/                           115        3,879
3Com Corp./(1)/                                634        3,874
Matthews International Corp. "A"               154        3,865
eFunds Corp./(1)/                              238        3,820
Advanced Fibre Communications Inc./(1)/        198        3,800
Powerwave Technologies Inc./(1)/               294        3,784
Getty Images Inc./(1)/                         126        3,775
Primedia Inc./(1)/                           1,190        3,772
Allied Waste Industries Inc./(1)/              290        3,770
CV Therapeutics Inc./(1)/                      104        3,765
Credence Systems Corp./(1)/                    171        3,755
Take-Two Interactive Software Inc./(1)/        186        3,739
KV Pharmaceuticals Co. "B"/(1)/                114        3,728
Jack in the Box Inc./(1)/                      125        3,706
American Management Systems Inc./(1)/          198        3,699
Stillwater Mining Co./(1)/                     196        3,695
Perrigo Co./(1)/                               307        3,669
Pacific Sunwear of California Inc./(1)/        149        3,665
Western Digital Corp./(1)/                     583        3,632
Trimeris Inc./(1)/                              84        3,629
Immunomedics Inc./(1)/                         191        3,621
Western Gas Resources Inc.                      97        3,610
Coinstar Inc./(1)/                             107        3,605
Westamerica Bancorp                             84        3,591
Cambrex Corp.                                   85        3,578
Plantronics Inc./(1)/                          170        3,556
Aspen Technology Inc./(1)/                     154        3,527
Tupperware Corp.                               154        3,504
Evergreen Resources Inc./(1)/                   84        3,503
Choice Hotels International Inc./(1)/          144        3,475
Digital Insight Corp./(1)/                     126        3,471
Oak Technology Inc./(1)/                       233        3,467
MKS Instruments Inc./(1)/                      101        3,458
UCBH Holdings Inc.                              96        3,454
BARRA Inc./(1)/                                 57        3,452
Exar Corp./(1)/                                168        3,451
Impath Inc./(1)/                                84        3,447
Eclipsys Corp./(1)/                            210        3,446
Amylin Pharmaceuticals Inc./(1)/               344        3,443
Cabot Oil & Gas Corp. "A"                      139        3,442
Tetra Tech Inc./(1)/                           240        3,430
Argosy Gaming Co./(1)/                          93        3,412
Avant! Corp./(1)/                              170        3,405
FMC Technologies Inc./(1)/                     170        3,388
Christopher & Banks Corp./(1)/                 103        3,384
Metris Companies Inc.                          169        3,380
PETsMART Inc./(1)/                             247        3,349
Advanced Energy Industries Inc./(1)/            93        3,344
Alpha Industries Inc./(1)/                     219        3,340
CuraGen Corp./(1)/                             205        3,292
Panera Bread Co. "A"/(1)/                       51        3,249
RealNetworks Inc./(1)/                         462        3,243
Dover Corp.                                     79        3,239
Brinker International Inc./(1)/                 99        3,209
Triad Hospitals Inc./(1)/                       93        3,197
AmeriPath Inc./(1)/                            119        3,189
Isis Pharmaceuticals Inc./(1)/                 198        3,184
Entegris Inc./(1)/                             197        3,182
American Italian Pasta Co. "A"/(1)/             70        3,178
Men's Wearhouse Inc. (The)/(1)/                135        3,152
Regeneron Pharmaceuticals Inc./(1)/            126        3,149
Micromuse Inc./(1)/                            359        3,145
TIBCO Software Inc./(1)/                       267        3,140
Rambus Inc./(1)/                               401        3,124
Haemonetics Corp./(1)/                          98        3,111
Kulicke & Soffa Industries Inc./(1)/           149        3,101
Administaff Inc./(1)/                          112        3,095
Asyst Technologies Inc./(1)/                   170        3,094
NDCHealth Corp.                                 85        3,093
Pixar Inc./(1)/                                 84        3,091
Genesco Inc./(1)/                              112        3,088
MSC.Software Corp./(1)/                        134        3,082
Cooper Companies Inc.                           65        3,081
SCP Pool Corp./(1)/                             98        3,077
Unit Corp./(1)/                                168        3,073
Cost Plus Inc./(1)/                            112        3,065
Insituform Technologies Inc. "A"/(1)/          121        3,058
Mercury Computer Systems Inc./(1)/              95        3,036
BlackRock Inc./(1)/                             68        3,033
Woodward Governor Co.                           44        3,027
Patina Oil & Gas Corp.                          96        3,026
FileNET Corp./(1)/                             177        3,025
Foundry Networks Inc./(1)/                     420        3,020
Kopin Corp./(1)/                               331        3,015


Schedules of Investments                                                      53
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Pogo Producing Co.                              95  $     3,012
Plains Resource Inc./(1)/                      121        3,010
Technitrol Inc.                                126        3,004
Cerus Corp./(1)/                                56        3,000
HNC Software Inc./(1)/                         177        2,974
Brooks Automation Inc./(1)/                     65        2,954
West Corp./(1)/                                 93        2,943
Expedia Inc. "A"/(1)/                           42        2,933
Grey Wolf Inc./(1)/                            739        2,926
Maverick Tube Corp./(1)/                       177        2,889
Dreyer's Grand Ice Cream Inc.                   70        2,883
Lone Star Technologies Inc./(1)/               126        2,874
Chelsea Property Group Inc.                     53        2,864
Church & Dwight Co. Inc.                        97        2,858
Integrated Circuit Systems Inc./(1)/           140        2,856
Dianon Systems Inc./(1)/                        44        2,855
Crown Castle International Corp./(1)/          431        2,849
SangStat Medical Corp./(1)/                    106        2,847
Manitowoc Co. Inc. (The)                        72        2,844
Helix Technology Corp.                         112        2,836
SurModics Inc./(1)/                             65        2,834
Information Holdings Inc./(1)/                  98        2,822
FEI Co./(1)/                                    79        2,808
United Bancshares Inc.                          95        2,805
Darden Restaurants Inc.                         69        2,801
Southwest Bancorp of Texas Inc./(1)/            84        2,801
P.F. Chang's China Bistro Inc./(1)/             42        2,798
American Medical Systems Holdings Inc./(1)/    124        2,791
Hooper Holmes Inc.                             266        2,790
Secure Computing Corp./(1)/                    142        2,785
Commerce Bancorp Inc.                           62        2,784
DRS Technologies Inc./(1)/                      67        2,780
Charlotte Russe Holding Inc./(1)/              107        2,776
InterDigital Communications Corp./(1)/         289        2,772
Frontier Oil Corp.                             129        2,771
Kerr-McGee Corp.                                44        2,765
Progress Software Corp./(1)/                   152        2,757
InFocus Corp./(1)/                             151        2,750
Sylvan Learning Systems Inc./(1)/               97        2,740
Overture Services Inc./(1)/                     98        2,736
Frontier Airlines Inc./(1)/                    149        2,730
Grey Global Group Inc.                           4        2,724
Verity Inc./(1)/                               154        2,723
Rare Hospitality International Inc./(1)/       107        2,720
Manhattan Associates Inc./(1)/                  71        2,705
Teledyne Technologies Inc./(1)/                163        2,703
Syncor International Corp./(1)/                 99        2,698
Gene Logic Inc./(1)/                           138        2,685
Silicon Image Inc./(1)/                        314        2,682
Callaway Golf Co.                              139        2,676
Flir Systems Inc./(1)/                          56        2,674
AmSurg Corp./(1)/                               98        2,667
Western Wireless Corp. "A"/(1)/                305        2,666
Symyx Technologies Inc./(1)/                   129        2,664
EGL Inc./(1)/                                  168        2,663
Exelixis Inc./(1)/                             193        2,661
Olin Corp.                                     141        2,651
Cohu Inc.                                       93        2,650
Genta Inc./(1)/                                158        2,650
Hot Topic Inc./(1)/                            126        2,633
CTS Corp.                                      162        2,632
Fred's Inc.                                     73        2,628
Rogers Corp./(1)/                               79        2,624
Texas Regional Bancshares Inc. "A"              60        2,620
Priceline.com Inc./(1)/                        499        2,610
INAMED Corp./(1)/                               79        2,599
NCR Corp./(1)/                                  58        2,596
Concurrent Computer Corp./(1)/                 311        2,584
Consol Energy Inc.                              98        2,572
Power Integrations Inc./(1)/                   135        2,572
NRG Energy Inc./(1)/                           213        2,569
Tekelec/(1)/                                   224        2,567
Albany Molecular Research Inc./(1)/            107        2,565
TeleTech Holdings Inc./(1)/                    191        2,565
Priority Healthcare Corp. "B"/(1)/              98        2,549
C&D Technologies Inc.                          121        2,543
Boston Private Financial Holdings Inc.          95        2,541
InterCept Inc./(1)/                             70        2,538
Veritas DGC Inc./(1)/                          150        2,537
S1 Corp./(1)/                                  164        2,532
WD-40 Co.                                       84        2,530
Mykrolis Corp./(1)/                            165        2,523
Vulcan Materials Co.                            53        2,520
ILEX Oncology Inc./(1)/                        145        2,503
Forward Air Corp./(1)/                          79        2,500
Borland Software Corp./(1)/                    192        2,498
Cubist Pharmaceuticals Inc./(1)/               135        2,495
Quest Software Inc./(1)/                       165        2,493


54                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Martek Biosciences Corp./(1)/                   79  $     2,487
DSP Group Inc./(1)/                            121        2,477
FuelCell Energy Inc./(1)/                      157        2,474
Openwave Systems Inc./(1)/                     389        2,474
AstroPower Inc./(1)/                            59        2,464
Fox Entertainment Group Inc. "A"/(1)/          104        2,460
NetIQ Corp./(1)/                               112        2,443
Gentiva Health Services Inc./(1)/               98        2,426
Owens & Minor Inc.                             123        2,416
Donnelley (R.H.) Corp./(1)/                     79        2,404
East West Bancorp Inc.                          82        2,402
Newpark Resources Inc./(1)/                    308        2,387
Level 3 Communications Inc./(1)/               669        2,382
Riverstone Networks Inc./(1)/                  394        2,364
Inhale Therapeutic Systems Inc./(1)/           224        2,363
Chittenden Corp.                                81        2,361
Brady Corp. "A"                                 65        2,359
FTI Consulting Inc./(1)/                        76        2,354
Mills Corp.                                     84        2,349
Superior Energy Services Inc./(1)/             233        2,344
Tech Data Corp./(1)/                            51        2,340
Wet Seal Inc. "A"/(1)/                          67        2,338
Noven Pharmaceuticals Inc./(1)/                112        2,323
Manufactured Home Communities Inc.              70        2,310
Informatica Corp./(1)/                         317        2,295
Power-One Inc./(1)/                            280        2,290
Microsemi Corp./(1)/                           140        2,285
PRI Automation Inc./(1)/                        98        2,284
F5 Networks Inc./(1)/                           98        2,278
Commerce One Inc./(1)/                       1,454        2,268
Simpson Manufacturing Co. Inc./(1)/             37        2,263
ValueVision International Inc. "A"/(1)/        109        2,262
Footstar Inc./(1)/                              74        2,256
Pre-Paid Legal Services Inc./(1)/               79        2,256
RehabCare Group Inc./(1)/                       79        2,252
Bruker Daltonics Inc./(1)/                     233        2,232
Metro One Telecommunications Inc./(1)/          88        2,231
Oakley Inc./(1)/                               124        2,220
Enzo Biochem Inc./(1)/                         109        2,208
Ariba Inc./(1)/                                487        2,206
Forest Oil Corp./(1)/                           74        2,192
Pacific Capital Bancorp                         71        2,190
OshKosh B'Gosh Inc. "A"                         51        2,186
E.piphany Inc./(1)/                            289        2,185
Hotel Reservations Network Inc. "A"/(1)/        37        2,180
CVB Financial Corp.                            108        2,177
Itron Inc./(1)/                                 73        2,172
Immunogen Inc./(1)/                            196        2,170
Forest City Enterprises Inc. "A"                57        2,166
Westport Resources Corp./(1)/                  110        2,162
Interwoven Inc./(1)/                           429        2,145
Commonwealth Telephone Enterprises Inc./(1)/    56        2,142
ANSYS Inc./(1)/                                 79        2,141
Franklin Electric Co. Inc.                      42        2,128
Corinthian Colleges Inc./(1)/                   42        2,123
AGCO Corp./(1)/                                 93        2,122
IGEN International Inc./(1)/                    56        2,121
Atrix Laboratories Inc./(1)/                    93        2,118
Philadelphia Suburban Corp.                     90        2,115
Harmonic Inc./(1)/                             182        2,111
Midway Games Inc./(1)/                         156        2,100
Trimble Navigation Ltd./(1)/                   126        2,095
Vishay Intertechnology Inc./(1)/               103        2,095
Mobile Mini Inc./(1)/                           65        2,092
ONI Systems Inc./(1)/                          339        2,092
Redback Networks Inc./(1)/                     612        2,081
CUNO Inc./(1)/                                  56        2,079
WorldCom Inc. - MCI Group                      351        2,074
Hain Celestial Group Inc./(1)/                  93        2,069
Invacare Corp.                                  55        2,068
SOURCECORP Inc./(1)/                            70        2,064
American Tower Corp./(1)/                      381        2,061
Sonus Networks Inc./(1)/                       786        2,059
Solutia Inc.                                   235        2,045
Vicor Corp./(1)/                               121        2,045
Northwest Airlines Corp. "A"/(1)/              107        2,040
Computer Network Technology Corp./(1)/         154        2,036
Quiksilver Inc./(1)/                            93        2,035
Actel Corp./(1)/                                98        2,030
AMC Entertainment Inc./(1)/                    148        2,019
Echelon Corp./(1)/                             112        2,016
Harris Corp.                                    56        2,011
ProBusiness Services Inc./(1)/                  93        2,006
On Assignment Inc./(1)/                        112        2,005
Digene Corp./(1)/                               56        2,002
Superior Industries International Inc.          41        2,000
MAXIMUS Inc./(1)/                               65        1,997


Schedules of Investments                                                      55
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                   Shares       Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------
Transmeta Corp./(1)/                                          514  $    1,994
Group 1 Automotive Inc./(1)/                                   51       1,992
Harrah's Entertainment Inc./(1)/                               45       1,992
Knight Trading Group Inc./(1)/                                278       1,985
Alexion Pharmaceuticals Inc./(1)/                              84       1,975
Thoratec Labs Corp./(1)/                                      180       1,971
Korn/Ferry International/(1)/                                 198       1,970
Ocular Sciences Inc./(1)/                                      70       1,960
Vignette Corp./(1)/                                           569       1,957
Edwards Lifesciences Corp./(1)/                                70       1,956
Fleming Companies Inc.                                         87       1,949
CIMA Labs Inc./(1)/                                            73       1,945
Heidrick & Struggles International Inc./(1)/                   93       1,934
Identix Inc./(1)/                                             218       1,934
Station Casinos Inc./(1)/                                     116       1,931
FreeMarkets Inc./(1)/                                          84       1,929
Atwood Oceanics Inc./(1)/                                      42       1,928
Tweeter Home Entertainment Group Inc./(1)/                     98       1,916
Per-Se Technologies Inc./(1)/                                 157       1,897
Rent-A-Center Inc./(1)/                                        37       1,890
Read-Rite Corp./(1)/                                          613       1,882
Georgia Gulf Corp.                                             70       1,880
Federal Agricultural Mortgage Corp./(1)/                       42       1,869
Maxygen Inc./(1)/                                             149       1,865
BroadVision Inc./(1)/                                       1,076       1,861
Fossil Inc./(1)/                                               70       1,861
NYFIX Inc./(1)/                                               124       1,855
InfoSpace Inc./(1)/                                         1,216       1,848
Pharmaceutical Resources Inc./(1)/                             87       1,844
webMethods Inc./(1)/                                          107       1,844
NBTY Inc./(1)/                                                108       1,842
Paxson Communications Corp./(1)/                              168       1,841
Delta & Pine Land Co.                                          97       1,840
Walter Industries Inc.                                        139       1,831
Yankee Candle Co. Inc. (The)/(1)/                              79       1,827
California Pizza Kitchen Inc./(1)/                             73       1,826
Action Performance Companies Inc./(1)/                         37       1,822
Bally Total Fitness Holding Corp./(1)/                         83       1,822
Autodesk Inc.                                                  39       1,821
Viad Corp.                                                     65       1,820
Topps Co. (The)/(1)/                                          189       1,814
Rudolph Technologies Inc./(1)/                                 42       1,813
ArthroCare Corp./(1)/                                         100       1,801
Viasys Healthcare Inc./(1)/                                    80       1,799
Neose Technologies Inc./(1)/                                   56       1,795
DDi Corp./(1)/                                                209       1,783
Children's Place Retail Stores Inc. (The)/(1)/                 54       1,782
St. Mary Land & Exploration Co.                                82       1,780
Knight Transportation Inc./(1)/                                84       1,776
Sapient Corp./(1)/                                            373       1,772
Cognizant Technology Solutions Corp./(1)/                      42       1,768
American Woodmark Corp.                                        28       1,766
Electronics Boutique Holdings Corp./(1)/                       51       1,761
Tennant Co.                                                    42       1,761
Headwaters Inc./(1)/                                          115       1,760
University of Phoenix Online/(1)/                              42       1,757
Shuffle Master Inc./(1)/                                       85       1,756
Edison Schools Inc./(1)/                                      126       1,751
Liberate Technologies/(1)/                                    294       1,749
Triton PCS Holdings Inc. "A"/(1)/                             171       1,742
Boyds Collection Ltd. (The)/(1)/                              265       1,736
Bio-Rad Laboratories Inc. "A"/(1)/                             46       1,727
Agile Software Corp./(1)/                                     142       1,718
Sotheby's Holdings Inc. "A"/(1)/                              107       1,717
Netegrity Inc./(1)/                                           116       1,716
Columbia Sportswear Co./(1)/                                   51       1,711
UnitedGlobalCom Inc. "A"/(1)/                                 315       1,704
Dionex Corp./(1)/                                              70       1,703
Time Warner Telecom Inc. "A"/(1)/                             280       1,702
EarthLink Inc./(1)/                                           167       1,695
International Speedway Corp. "A"                               37       1,691
Arch Coal Inc.                                                 79       1,689
ScanSource Inc./(1)/                                           28       1,683
Actuate Corp./(1)/                                            233       1,682
MedQuist Inc./(1)/                                             56       1,680
Florida Rock Industries Inc.                                   42       1,673
Adolor Corp./(1)/                                             150       1,672
Rollins Inc.                                                   79       1,667
ANADIGICS Inc./(1)/                                           135       1,666
Maxtor Corp./(1)/                                             239       1,661
Lands' End Inc./(1)/                                           37       1,660
Ticketmaster "B"/(1)/                                          56       1,656
CryoLife Inc./(1)/                                             79       1,651
Bright Horizons Family Solutions Inc./(1)/                     56       1,650
Dendrite International Inc./(1)/                              154       1,648
Stilwell Financial Inc.                                        67       1,641
SERENA Software Inc./(1)/                                      84       1,638
Corvis Corp./(1)/                                           1,311       1,637

56                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                   Shares        Value
------------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp./(1)/                       58  $     1,632
American Healthways Inc./(1)/                                  60        1,628
Lincoln Electric Holding Inc.                                  57        1,628
AirGate PCS Inc./(1)/                                         116        1,624
ChipPAC Inc./(1)/                                             165        1,620
Carlisle Companies Inc.                                        37        1,618
First Bancorp                                                  56        1,618
Libbey Inc.                                                    42        1,618
Intertan Inc./(1)/                                            142        1,612
Littelfuse Inc./(1)/                                           65        1,610
Biosite Inc./(1)/                                              65        1,609
Chateau Communities Inc.                                       56        1,609
Triad Guaranty Inc./(1)/                                       37        1,608
Suffolk Bancorp                                                56        1,599
Landauer Inc.                                                  42        1,594
Cadiz Inc./(1)/                                               177        1,593
Tollgrade Communications Inc./(1)/                             65        1,593
Lexicon Genetics Inc./(1)/                                    168        1,588
Skechers U.S.A. Inc. "A"/(1)/                                  84        1,588
Tanox Inc./(1)/                                               112        1,586
Indevus Pharmaceuticals Inc./(1)/                             181        1,584
Houston Exploration Co./(1)/                                   51        1,581
Tularik Inc./(1)/                                              96        1,578
Outback Steakhouse Inc./(1)/                                   44        1,574
Learning Tree International Inc./(1)/                          65        1,573
Vintage Petroleum Inc.                                        107        1,573
Regis Corp.                                                    56        1,572
Cyberonics Inc./(1)/                                           98        1,567
Microtune Inc./(1)/                                           109        1,566
Sirius Satellite Radio Inc./(1)/                              294        1,564
Duane Reade Inc./(1)/                                          46        1,563
Papa John's International Inc./(1)/                            56        1,561
Advanced Marketing Services Inc.                               65        1,560
Cato Corp. "A"                                                 70        1,560
Pure Resources Inc./(1)/                                       69        1,558
Possis Medical Inc./(1)/                                       79        1,556
NCO Group Inc./(1)/                                            56        1,555
Town & Country Trust (The)                                     70        1,548
CACI International Inc. "A"/(1)/                               44        1,545
VidaMed Inc./(1)/                                             196        1,544
ABM Industries Inc.                                            42        1,541
Penn National Gaming Inc./(1)/                                 44        1,541
Nordson Corp.                                                  51        1,538
Centillium Communications Inc./(1)/                           127        1,537
Diversa Corp./(1)/                                            121        1,537
Molecular Devices Corp./(1)/                                   84        1,526
CARBO Ceramics Inc.                                            37        1,516
Connetics Corp./(1)/                                          156        1,513
RadiSys Corp./(1)/                                             84        1,513
Lightbridge Inc./(1)/                                         130        1,512
aaiPharma Inc./(1)/                                            42        1,509
MIPS Technologies Inc. "A"/(1)/                               205        1,509
Guitar Center Inc./(1)/                                        86        1,507
Intermagnetics General Corp./(1)/                              55        1,499
Datascope Corp.                                                51        1,497
Pharmacopeia Inc./(1)/                                        112        1,491
Frontier Financial Corp.                                       56        1,490
Stratos Lightwave Inc./(1)/                                   337        1,490
Acuity Brands Inc.                                             90        1,488
BioMarin Pharmaceutical Inc./(1)/                             142        1,487
MGI Pharma Inc./(1)/                                          108        1,486
Silicon Laboratories Inc./(1)/                                 42        1,484
MatrixOne Inc./(1)/                                           166        1,481
CoStar Group Inc./(1)/                                         65        1,479
Universal Compression Holdings Inc./(1)/                       56        1,478
Granite Construction Inc.                                      60        1,477
Omnicare Inc.                                                  57        1,476
PolyMedica Corp./(1)/                                          58        1,476
Planar Systems Inc./(1)/                                       56        1,470
CNET Networks Inc./(1)/                                       268        1,469
Ferro Corp.                                                    51        1,469
Student Loan Corp.                                             16        1,466
General Communication Inc. "A"/(1)/                           168        1,462
SonicWALL Inc./(1)/                                           112        1,460
Bio-Technology General Corp./(1)/                             297        1,458
Serologicals Corp./(1)/                                        93        1,457
ICU Medical Inc./(1)/                                          40        1,456
Jill (J.) Group Inc. (The)/(1)/                                51        1,451
Spanish Broadcasting System Inc. "A"/(1)/                     107        1,450
Alpharma Inc. "A"                                             101        1,444
RSA Security Inc./(1)/                                        160        1,440
Intuitive Surgical Inc./(1)/                                  153        1,438
Swift Energy Co./(1)/                                          73        1,438
Rayovac Corp./(1)/                                             93        1,437
Texas Biotech Corp./(1)/                                      233        1,433
Benchmark Electronics Inc./(1)/                                51        1,428
Travelocity.com Inc./(1)/                                      51        1,426
Anaren Microwave Inc./(1)/                                     98        1,424

Schedules of Investments                                                      57
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                   Shares        Value
------------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------
Andrew Corp./(1)/                                              85  $     1,422
CoorsTek Inc./(1)/                                             37        1,422
Net.B@nk Inc./(1)/                                             84        1,420
Scotts Co. (The) "A"/(1)/                                      31        1,419
Pixelworks Inc./(1)/                                          110        1,417
Caliper Technologies Corp./(1)/                               109        1,414
SeaChange International Inc./(1)/                              93        1,413
Medicines Co. (The)/(1)/                                       99        1,412
Praecis Pharmaceuticals Inc./(1)/                             271        1,409
Southwestern Energy Co./(1)/                                  112        1,409
Websense Inc./(1)/                                             56        1,409
AsiaInfo Holdings Inc./(1)/                                   107        1,408
TranSwitch Corp./(1)/                                         432        1,408
AFC Enterprises Inc./(1)/                                      42        1,405
W-H Energy Services Inc./(1)/                                  65        1,404
NeoPharm Inc./(1)/                                             65        1,397
Acxiom Corp./(1)/                                              81        1,388
Engineered Support Systems Inc.                                30        1,388
Theragenics Corp./(1)/                                        140        1,386
Harman International Industries Inc.                           28        1,382
Inktomi Corp./(1)/                                            400        1,380
Nike Inc. "B"                                                  23        1,380
Vastera Inc./(1)/                                              93        1,379
Stewart & Stevenson Services Inc.                              71        1,374
WMS Industries Inc./(1)/                                       72        1,368
DMC Stratex Networks Inc./(1)/                                250        1,360
Airtran Holdings Inc./(1)/                                    224        1,355
Clark/Bardes Inc./(1)/                                         47        1,354
Enterasys Networks Inc./(1)/                                  320        1,354
Forrester Research Inc./(1)/                                   70        1,337
Hollywood Entertainment Corp./(1)/                             79        1,327
Prima Energy Corp./(1)/                                        53        1,320
Ventana Medical Systems Inc./(1)/                              65        1,316
Remington Oil & Gas Corp./(1)/                                 65        1,310
AptarGroup Inc.                                                37        1,297
CenterPoint Properties Corp.                                   24        1,297
Leap Wireless International Inc./(1)/                         154        1,297
Otter Tail Corp.                                               42        1,297
Corixa Corp./(1)/                                             210        1,296
MTR Gaming Group Inc./(1)/                                     84        1,296
Briggs & Stratton Corp.                                        28        1,288
Mesa Air Group Inc./(1)/                                      115        1,288
Energy Conversion Devices Inc./(1)/                            62        1,286
Xicor Inc./(1)/                                               121        1,286
ENDOcare Inc./(1)/                                             65        1,281
Zygo Corp./(1)/                                                79        1,281
Peabody Energy Corp.                                           44        1,274
Roxio Inc./(1)/                                                56        1,271
WFS Financial Inc./(1)/                                        51        1,270
Viewpoint Corp./(1)/                                          210        1,268
Ixia/(1)/                                                     149        1,267
FalconStor Software Inc./(1)/                                 199        1,262
Washington Trust Bancorp Inc.                                  65        1,262
Penwest Pharmaceuticals Co./(1)/                               65        1,261
Vitria Technology Inc./(1)/                                   317        1,252
Ackerly Group Inc./(1)/                                        70        1,250
Entrust Inc./(1)/                                             245        1,245
Lindsay Manufacturing Co.                                      51        1,242
Ultimate Electronics Inc./(1)/                                 44        1,234
Key Productions Co. Inc./(1)/                                  65        1,232
Arqule Inc./(1)/                                               97        1,225
Berry Petroleum Co. "A"                                        79        1,221
Chordiant Software Inc./(1)/                                  168        1,221
Harland (John H.) Co.                                          42        1,221
Nabi Biopharmaceuticals/(1)/                                  198        1,220
Tetra Technologies Inc./(1)/                                   42        1,220
Concord Camera Corp./(1)/                                     135        1,216
Metro-Goldwyn-Mayer Inc./(1)/                                  73        1,213
AnnTaylor Stores Corp./(1)/                                    28        1,210
Renaissance Learning Inc./(1)/                                 37        1,210
Magnum Hunter Resources Inc./(1)/                             154        1,203
Intrado Inc./(1)/                                              55        1,198
Speedway Motorsports Inc./(1)/                                 42        1,197
DuPont Photomasks Inc./(1)/                                    23        1,196
Somera Communications Inc./(1)/                               163        1,193
TriZetto Group Inc. (The)/(1)/                                 98        1,191
Pinnacle Systems Inc./(1)/                                    149        1,188
Acacia Research Corp./(1)/                                    104        1,187
First Horizon Pharmaceutical Corp./(1)/                        53        1,185
Electroglas Inc./(1)/                                          70        1,183
Mattson Technology Inc./(1)/                                  168        1,176
Versicor Inc./(1)/                                             65        1,175
Sensient Technologies Corp.                                    51        1,174
Ivex Packaging Corp./(1)/                                      51        1,169
PLATO Learning Inc./(1)/                                       66        1,168
Triarc Companies Inc./(1)/                                     42        1,168
EMCORE Corp./(1)/                                             121        1,163
Heartland Express Inc./(1)/                                    58        1,158

58                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                   Shares        Value
------------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------
Tejon Ranch Co./(1)/                                           37  $     1,158
RailAmerica Inc./(1)/                                         109        1,147
McDATA Corp. "A"/(1)/                                          96        1,140
EDO Corp.                                                      42        1,134
United Therapeutics Inc./(1)/                                  84        1,131
La Jolla Pharmaceutical Co./(1)/                              154        1,127
NaPro BioTherapeutics Inc./(1)/                               128        1,120
Transaction Systems Architects Inc. "A"/(1)/                   98        1,117
Gabelli Asset Management Inc. "A"/(1)/                         28        1,112
Sycamore Networks Inc./(1)/                                   280        1,106
BE Aerospace Inc./(1)/                                        111        1,102
Universal Corp.                                                28        1,102
Digimarc Corp./(1)/                                            56        1,096
Semitool Inc./(1)/                                             84        1,093
First Busey Corp. "A"                                          51        1,091
Telik Inc./(1)/                                                90        1,091
Avigen Inc./(1)/                                               98        1,088
SeeBeyond Technology Corp./(1)/                               142        1,086
DiamondCluster International Inc. "A"/(1)/                     84        1,085
ProQuest Co./(1)/                                              25        1,075
StorageNetworks Inc./(1)/                                     308        1,075
Zoll Medical Corp./(1)/                                        28        1,075
Unisys Corp./(1)/                                              85        1,074
Right Management Consultants Inc./(1)/                         42        1,063
MemberWorks Inc./(1)/                                          56        1,060
Saga Communications Inc./(1)/                                  42        1,058
Advanced Tissue Sciences Inc./(1)/                            336        1,057
National Processing Inc./(1)/                                  37        1,057
Bei Technologies Inc.                                          56        1,056
Universal Electronics Inc./(1)/                                72        1,055
Pier 1 Imports Inc.                                            51        1,050
Young Broadcasting Inc. "A"/(1)/                               42        1,050
AXT Inc./(1)/                                                  98        1,049
Proxim Corp. "A"/(1)/                                         437        1,049
United Natural Foods Inc./(1)/                                 42        1,046
City Bank                                                      42        1,039
IndyMac Bancorp Inc./(1)/                                      42        1,037
Lancaster Colony Corp.                                         28        1,037
Entravision Communications Corp./(1)/                          70        1,036
Quicksilver Resources Inc./(1)/                                45        1,035
Trigon Healthcare Inc./(1)/                                    14        1,033
TRC Companies Inc./(1)/                                        42        1,031
Bel Fuse Inc. "B"                                              42        1,027
Alexandria Real Estate Equities Inc.                           23        1,026
PLX Technology Inc./(1)/                                       84        1,025
SY Bancorp Inc.                                                28        1,019
Buca Inc./(1)/                                                 56        1,018
Allegiance Telecom Inc./(1)/                                  338        1,014
MGM Mirage/(1)/                                                28        1,014
Connecticut Water Service Inc.                                 37        1,013
Henry Schein Inc./(1)/                                         23        1,013
Peregrine Pharmaceuticals Inc./(1)/                           467        1,013
MRV Communications Inc./(1)/                                  359        1,012
Therma-Wave Inc./(1)/                                          70        1,011
Cathay Bancorp Inc.                                            14        1,009
Packeteer Inc./(1)/                                           135          999
Jacobs Engineering Group Inc./(1)/                             14          998
Oplink Communications Inc./(1)/                               644          998
Salem Communications Corp. "A"/(1)/                            42          995
Viasat Inc./(1)/                                               71          995
Iomega Corp./(1)/                                             112          992
Luminex Corp./(1)/                                             79          992
Alamosa Holdings Inc./(1)/                                    197          991
Vical Inc./(1)/                                               107          990
School Specialty Inc./(1)/                                     37          989
Horizon Offshore Inc./(1)/                                     84          985
Dean Foods Co./(1)/                                            13          984
IDX Systems Corp./(1)/                                         56          983
MPS Group Inc./(1)/                                           112          980
Antigenics Inc./(1)/                                           70          979
GulfMark Offshore Inc./(1)/                                    27          976
Presstek Inc./(1)/                                            168          974
InterVoice-Brite Inc./(1)/                                    152          973
StarTek Inc./(1)/                                              42          972
WebEx Communications Inc./(1)/                                 59          971
Acterna Corp./(1)/                                            646          969
Excel Technology Inc./(1)/                                     44          966
EPIQ Systems Inc./(1)/                                         61          964
SpeechWorks International Inc./(1)/                           123          964
Barnes & Noble Inc./(1)/                                       31          961
PanAmSat Corp./(1)/                                            42          960
Getty Realty Corp.                                             51          959
Gymboree Corp./(1)/                                            65          959
First Midwest Bancorp Inc.                                     33          958
Raymond James Financial Inc.                                   28          958
Merix Corp./(1)/                                               51          953
Dril-Quip Inc./(1)/                                            37          949
Offshore Logistics Inc./(1)/                                   44          948

Schedules of Investments                                                      59
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                    Shares       Value
------------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------
Smucker (J.M.) Co. (The)                                        28  $      946
Titan Pharmaceuticals Inc./(1)/                                135         946
Stellent Inc./(1)/                                              98         944
United States Cellular Corp./(1)/                               23         943
Pemstar Inc./(1)/                                               98         941
Advanced Neuromodulation Systems Inc./(1)/                      28         939
Aksys Ltd./(1)/                                                107         939
John Nuveen Co. "A"                                             17         938
Meridian Resource Corp. (The)/(1)/                             191         936
Aphton Corp./(1)/                                               79         933
Triangle Pharmaceuticals Inc./(1)/                             183         933
Alloy Inc./(1)/                                                 62         932
TALX Corp.                                                      58         928
Illumina Inc./(1)/                                              98         927
Nuance Communications Inc./(1)/                                135         922
Readers Digest Association Inc. (The) "A"                       41         919
Cablevision Systems Corporation-Rainbow Media Group/(1)/        37         913
PRG-Schultz International Inc./(1)/                             65         913
MetaSolv Inc./(1)/                                             121         911
O'Charley's Inc./(1)/                                           42         905
Factory 2-U Stores Inc./(1)/                                    70         903
Hydril Co./(1)/                                                 37         902
Triumph Group Inc./(1)/                                         23         902
Kana Software Inc./(1)/                                         50         900
JNI Corp./(1)/                                                 126         897
CYTOGEN Corp./(1)/                                             418         895
Meritage Corp./(1)/                                             14         895
Sterling Bancshares Inc.                                        67         894
Steven Madden Ltd./(1)/                                         51         893
Biopure Corp./(1)/                                              84         890
Vasomedical Inc./(1)/                                          311         890
Grant Prideco Inc./(1)/                                         65         889
Strayer Education Inc.                                          18         884
Allscripts Healthcare Solutions Inc./(1)/                      140         882
Datastream Systems Inc./(1)/                                    98         882
Quanta Services Inc./(1)/                                       51         882
7-Eleven Inc./(1)/                                              79         881
Numerical Technologies Inc./(1)/                                65         878
UGI Corp.                                                       28         878
ABIOMED Inc./(1)/                                               79         877
Trex Co. Inc./(1)/                                              37         875
Blockbuster Inc.                                                37         868
MasTec Inc./(1)/                                               107         861
McGrath Rentcorp                                                28         861
Tuesday Morning Corp./(1)/                                      42         857
ParkerVision Inc./(1)/                                          42         853
Idex Corp.                                                      23         851
Integral Systems Inc./(1)/                                      42         851
Packaging Corp. of America/(1)/                                 43         851
Citizens Inc./(1)/                                              79         849
Endo Pharmaceuticals Holdings Inc./(1)/                         84         848
II-VI Inc./(1)/                                                 56         848
Vital Sign Inc.                                                 23         848
Conestoga Enterprises Inc.                                      28         847
Novavax Inc./(1)/                                               74         847
New Focus Inc./(1)/                                            283         846
Kenneth Cole Productions "A"/(1)/                               42         843
Array BioPharma Inc./(1)/                                       65         842
Siliconix Inc./(1)/                                             28         840
Dycom Industries Inc./(1)/                                      56         837
4Kids Entertainment Inc./(1)/                                   42         837
Urologix Inc./(1)/                                              46         836
Durect Corp./(1)/                                              107         834
AVANIR Pharmaceuticals "A"/(1)/                                291         832
Denbury Resources Inc./(1)/                                     98         831
SciClone Pharmaceuticals Inc./(1)/                             191         831
Hickory Tech Corp.                                              51         830
Neurogen Corp./(1)/                                             65         829
Powell Industries Inc./(1)/                                     37         822
Sequenom Inc./(1)/                                             119         821
Scientific Games Corp. "A"/(1)/                                 98         820
Vans Inc./(1)/                                                  70         820
Portal Software Inc./(1)/                                      429         819
Trendwest Resorts Inc./(1)/                                     34         817
Three-Five Systems Inc./(1)/                                    55         815
Geron Corp./(1)/                                               107         814
Keithley Instruments Inc.                                       37         813
Guilford Pharmaceuticals Inc./(1)/                             114         812
Oceaneering International Inc./(1)/                             28         812
Homestore.com Inc./(1)/                                        300         810
Resources Connection Inc./(1)/                                  28         810
Universal Display Corp./(1)/                                    84         806
Independent Bank Corp.(MI)                                      28         805
TriPath Imaging Inc./(1)/                                      140         802
Hibbet Sporting Goods Inc./(1)/                                 34         799
Red Hat Inc./(1)/                                              140         799

60                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------------
WESCO International Inc./(1)/                  114  $       798
Arena Pharmaceuticals Inc./(1)/                 80          797
Conceptus Inc./(1)/                             37          797
deCODE genetics Inc./(1)/                      140          797
RPM Inc.                                        51          793
Middlesex Water Co.                             34          792
Corvas International Inc./(1)/                 139          791
Stein Mart Inc./(1)/                            79          791
MICROS Systems Inc./(1)/                        31          789
Main Street Banks Inc.                          42          788
Martha Stewart Living Omnimedia
  Inc. "A"/(1)/                                 44          788
Symmetricom Inc./(1)/                          126          780
Radiant Systems Inc./(1)/                       86          778
OraSure Technologies Inc./(1)/                 128          774
United Rentals Inc./(1)/                        28          769
Keynote Systems Inc./(1)/                       79          766
Wabtec Corp.                                    51          764
RPC Inc.                                        51          760
American Superconductor Corp./(1)/             100          755
ONYX Software Corp./(1)/                       151          753
CCBT Financial Companies Inc.                   28          750
Ariad Pharmaceuticals Inc./(1)/                140          745
Energy Partners Ltd./(1)/                       93          745
X-Rite Inc.                                     93          744
Research Frontiers Inc./(1)/                    42          743
Touch America Holdings Inc./(1)/               195          743
Answerthink Inc./(1)/                          114          742
Systems & Computer Technology Corp./(1)/        56          739
Great Southern Bancorp Inc.                     23          734
Essex Property Trust Inc.                       14          731
Sports Resorts International Inc./(1)/         107          727
MapInfo Corp./(1)/                              72          720
Syntroleum Corp./(1)/                          121          720
Crown Media Holdings Inc./(1)/                  58          719
Federal Realty Investment Trust                 28          719
Blyth Inc.                                      27          716
i-STAT Corp./(1)/                               98          714
Sandy Spring Bancorp Inc.                       22          714
Genome Therapeutics Corp./(1)/                 126          713
Alliance Gaming Corp./(1)/                      23          702
SpectraLink Corp./(1)/                          70          701
Acclaim Entertainment Inc./(1)/                154          699
1-800-FLOWERS.COM Inc./(1)/                     51          695
CardioDynamics International Corp./(1)/        163          693
Central Coast Bancorp/(1)/                      35          693
Columbia Laboratories Inc./(1)/                140          693
Novoste Corp./(1)/                              84          693
Steel Dynamics Inc./(1)/                        42          689
eSpeed, Inc./(1)/                               65          688
Kendle International Inc./(1)/                  37          688
CorVel Corp./(1)/                               23          686
Adaptec Inc./(1)/                               51          682
Century Aluminum Co.                            42          682
Nanometrics Inc./(1)/                           37          682
Del Monte Foods Co./(1)/                        70          681
Impax Laboratories Inc./(1)/                    98          680
Electronics For Imaging Inc./(1)/               37          677
Akamai Technologies Inc./(1)/                  168          672
Select Medical Corp./(1)/                       42          672
CCC Information Services Group Inc./(1)/        73          664
Wave Systems Corp. "A"/(1)/                    272          664
Arrow International Inc.                        14          661
Vector Group Ltd.                               23          658
Magellan Health Services Inc./(1)/             115          656
Elizabeth Arden Inc./(1)/                       56          652
Saba Software Inc./(1)/                        156          647
Handspring Inc./(1)/                           138          643
Capstone Turbine Corp./(1)/                    197          642
Kos Pharmaceuticals Inc./(1)/                   23          640
Magna Entertainment Corp. "A"/(1)/              79          640
Microvision Inc./(1)/                           56          640
EntreMed Inc./(1)/                              84          638
Cell Pathways Inc./(1)/                        154          633
Caminus Corp./(1)/                              28          630
Covansys Corp./(1)/                             84          630
Watson Wyatt & Co. Holdings/(1)/                23          629
PDI Inc./(1)/                                   37          628
Sunrise Assisted Living Inc./(1)/               23          627
Pain Therapeutics Inc./(1)/                     65          621
I-many Inc./(1)/                               125          620
Artesyn Technologies Inc./(1)/                  66          614
Artisan Components Inc./(1)/                    37          614
Ingram Micro Inc. "A"/(1)/                      37          612
Vion Pharmaceuticals Inc./(1)/                 149          611
Carreker Corp./(1)/                             70          610
Coherent Inc./(1)/                              18          610
Hollywood Casino Corp. "A"/(1)/                 37          610


Schedules of Investments                                                      61
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
National Healthcare Corp./(1)/                  37  $       609
Kosan Biosciences Inc./(1)/                     79          608
Constellation Brands Inc./(1)/                  11          605
Liqui-Box Corp.                                  9          599
SBA Communications Corp./(1)/                  182          599
Community First Bankshares Inc.                 23          595
Aware Inc./(1)/                                 93          591
Catellus Development Corp./(1)/                 30          590
Ciphergen Biosystems Inc./(1)/                  98          590
Med-Design Corp. (The)/(1)/                     42          590
Nextel Partners Inc. "A"/(1)/                   98          590
Imagistics International Inc./(1)/              37          588
3D Systems Corp./(1)/                           37          588
Pennsylvania Real Estate Investment
  Trust                                         23          587
Register.com/(1)/                               65          584
Nanophase Technologies Corp./(1)/               70          582
Catapult Communications Corp./(1)/              23          581
Plug Power Inc./(1)/                            56          581
Micro General Corp./(1)/                        42          580
ON Semiconductor Corp./(1)/                    138          580
Bone Care International Inc./(1)/               42          577
Regent Communications Inc./(1)/                 70          577
Pall Corp.                                      28          574
Esperion Therapeutics Inc./(1)/                 94          572
United Stationers Inc./(1)/                     15          572
POZEN Inc./(1)/                                 98          566
ADE Corp./(1)/                                  37          565
Virage Logic Corp./(1)/                         37          564
Mississippi Valley Bancshares Inc.              14          563
Art Technology Group Inc./(1)/                 273          562
PetroQuest Energy Inc./(1)/                     98          562
OTG Software Inc./(1)/                          65          561
Applied Molecular Evolution/(1)/                65          559
Centennial Bancorp                              70          559
Monaco Coach Corp./(1)/                         23          559
C-COR.net Corp./(1)/                            31          558
R&G Financial Corp. "B"                         28          558
MicroStrategy Inc./(1)/                        182          555
Progenics Pharmaceuticals Inc./(1)/             37          555
Valence Technology Inc./(1)/                   182          555
Closure Medical Corp./(1)/                      28          551
Pathmark Stores Inc./(1)/                       23          551
Multex.com Inc./(1)/                           121          548
Alexander's Inc./(1)/                            9          544
Novadigm Inc./(1)/                              70          543
SonoSite Inc./(1)/                              28          543
Trikon Technologies Inc./(1)/                   37          543
Turnstone Systems Inc./(1)/                    112          539
SBS Technologies Inc./(1)/                      42          537
Avici Systems Inc./(1)/                        282          536
Visual Networks Inc./(1)/                      182          535
Avant Immunotherapeutics Inc./(1)/             308          533
Sanchez Computer Associates Inc./(1)/           79          533
Genuity Inc./(1)/                              611          532
Active Power Inc./(1)/                         101          530
SkillSoft Corp./(1)/                            23          530
Chiles Offshore Inc./(1)/                       23          529
AVI BioPharma Inc./(1)/                         65          528
NMS Communications Corp./(1)/                  124          528
Orchid BioSciences Inc./(1)/                   204          528
Centra Software Inc./(1)/                      109          525
SuperGen Inc./(1)/                              93          524
AVX Corp.                                       25          523
MRO Software Inc./(1)/                          42          522
Quixote Corp.                                   28          522
Baldor Electric Co.                             23          520
Big Lots Inc.                                   37          520
Dendreon Corp./(1)/                             84          520
Holly Corp.                                     28          519
Manufacturers Services Ltd./(1)/                98          515
Ansoft Corp./(1)/                               28          514
Instinet Group Inc./(1)/                        79          514
Key3Media Group Inc./(1)/                      112          514
Sterling Bancorp - NY Shares                    16          510
Midwest Banc Holdings Inc.                      23          509
Avanex Corp./(1)/                              126          505
Fidelity Bankshares Inc.                        28          504
Robert Mondavi Corp. (The) "A"/(1)/             14          503
Crawford & Co. "B"                              37          501
NetScout Systems Inc./(1)/                      70          501
APAC Customer Services Inc./(1)/               156          499
Flow International Corp./(1)/                   51          499
ACLARA BioSciences Inc./(1)/                   149          498
Aspect Medical Systems Inc./(1)/                56          498
Rigel Pharmaceuticals Inc./(1)/                140          497
Insmed Incorporated/(1)/                       177          496
LeCroy Corp./(1)/                               28          494
Convera Corp./(1)/                             140          491


62                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Mueller Industries Inc./(1)/                    14  $       490
International Bancshares Corp.                  11          485
Boston Communications Group Inc./(1)/           56          482
Wintrust Financial Corp.                        21          482
IMPCO Technologies Inc./(1)/                    37          480
Option Care Inc./(1)/                           29          479
Genencor International Inc./(1)/                42          477
Green Mountain Coffee Inc./(1)/                 23          477
Wireless Facilities Inc./(1)/                   79          474
Valentis Inc./(1)/                             168          472
Pharmos Corp./(1)/                             280          470
Black Hills Corp.                               14          469
Medis Technologies Ltd./(1)/                    38          467
Measurements Specialties Inc./(1)/              67          466
Sipex Corp./(1)/                                42          466
NN Inc.                                         42          462
McAfee.com Corp./(1)/                           28          461
Actrade Financial Technologies Ltd./(1)/        30          460
Financial Federal Corp./(1)/                    14          459
BriteSmile Inc./(1)/                            85          456
Proton Energy Systems Inc./(1)/                 70          455
Foot Locker Inc./(1)/                           28          453
CoBiz Inc.                                      28          449
Hemispherx Biopharma Inc./(1)/                 112          448
JDA Software Group Inc./(1)/                    14          446
CoSine Communications Inc./(1)/                387          445
Harte-Hanks Inc.                                14          443
ViroPharma Inc./(1)/                            87          443
Coca-Cola Bottling Co. Consolidated              9          441
MCSi Inc./(1)/                                  37          441
Xybernaut Corp./(1)/                           275          440
Cygnus Inc./(1)/                               112          438
WatchGuard Technologies Inc./(1)/               70          438
Mechanical Technology Inc./(1)/                126          437
Pharmacyclics Inc./(1)/                         56          437
QRS Corp./(1)/                                  37          437
Digital Lightwave Inc./(1)/                     70          436
US Unwired Inc. "A"/(1)/                        79          436
IXYS Corp./(1)/                                 37          433
Netro Corp./(1)/                               154          431
Pegasus Solutions Inc./(1)/                     23          426
Gateway Inc./(1)/                               67          423
Pegasus Communications Corp./(1)/              140          423
VaxGen Inc./(1)/                                37          423
Syntel Inc./(1)/                                30          422
Gulf Island Fabrication Inc./(1)/               28          420
Sonic Automotive Inc./(1)/                      14          420
Wackenhut Corrections Corp./(1)/                28          420
Beasley Broadcast Group Inc. "A"/(1)/           28          417
TTM Technologies Inc./(1)/                      42          416
InKine Pharmaceutical Co. Inc./(1)/            224          412
UbiquiTel Inc./(1)/                            168          412
Valmont Industries Inc.                         23          412
Downey Financial Corp.                           9          410
Fisher Communications Inc.                       9          410
Financial Institutions Inc.                     14          408
Daktronics Inc./(1)/                            51          407
Aether Systems Inc./(1)/                        93          406
Regeneration Technologies Inc./(1)/             56          406
Hyperion Solutions Corp./(1)/                   15          405
SPSS Inc./(1)/                                  23          403
Terremark Worldwide Inc./(1)/                  891          401
CompuCredit Corp./(1)/                          70          400
General Cable Corp.                             28          400
UCAR International Inc./(1)/                    28          398
Divine Inc. "A"/(1)/                           793          396
Lynch Interactive Corp./(1)/                     9          396
Phoenix Technologies Ltd./(1)/                  29          396
Witness Systems Inc./(1)/                       28          394
Mediacom Communications Corp./(1)/              28          392
Arris Group Inc./(1)/                           42          391
OSCA Inc./(1)/                                  14          390
EarthShell Corp./(1)/                          266          388
Embarcadero Technologies Inc./(1)/              28          382
Pericom Semiconductor Corp./(1)/                27          382
Celeritek Inc./(1)/                             37          381
InteliData Technologies Corp./(1)/             252          381
Tompkins Trustco Inc.                            9          380
Transgenomic Inc./(1)/                          42          380
Lexar Media Inc./(1)/                          140          378
Winnebago Industries Inc.                        9          378
Genzyme Corp. - Molecular Oncology/(1)/         65          377
National Golf Properties Inc.                   51          377
Collins & Aikman Corp./(1)/                     56          375
Analogic Corp.                                   9          374
Genzyme Transgenics Corp./(1)/                 112          370
Atlas Air Worldwide Holdings Inc./(1)/          28          369
National Penn Bancshares Inc.                   15          369


Schedules of Investments                                                      63
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Winn-Dixie Stores Inc.                          23  $       369
Mission West Properties Inc.                    28          367
Schawk Inc.                                     37          362
U.S. Airways Group Inc./(1)/                    56          361
ACTV Inc./(1)/                                 238          359
BSQUARE Corp./(1)/                              98          359
Curis Inc./(1)/                                168          358
S&T Bancorp Inc.                                14          356
OPNET Technologies Inc./(1)/                    37          353
Clayton Williams Energy Inc./(1)/               28          350
World Wrestling Federation Entertainment
  Inc./(1)/                                     24          350
Inet Technologies Inc./(1)/                     37          349
Boston Beer Co Inc. "A"/(1)/                    23          347
Dyax Corp./(1)/                                 93          342
Sangamo BioSciences Inc./(1)/                   37          342
Performance Technologies Inc./(1)/              42          335
Specialty Laboratories Inc./(1)/                14          334
First Community Bancshares Inc.                 11          331
Auspex Systems Inc./(1)/                       264          330
Medallion Financial Corp.                       42          326
Oriental Financial Group Inc.                   15          326
United National Bancorp                         14          325
Peco II Inc./(1)/                               65          324
Corillian Corp./(1)/                            98          323
Central Parking Corp.                           14          322
North Pittsburgh Systems Inc.                   23          322
Targeted Genetics Corp./(1)/                   154          322
New Century Financial Corp.                     14          318
DUSA Pharmaceuticals Inc./(1)/                  79          317
Glacier Bancorp Inc.                            14          317
EXE Technologies Inc./(1)/                     147          316
LSI Industries Inc.                             16          316
Private Media Group Inc./(1)/                   56          316
FTD.com Inc./(1)/                               56          314
Nature's Sunshine Products Inc.                 28          314
Zomax Inc./(1)/                                 43          314
Genelabs Technologies Inc./(1)/                177          312
AEP Industries Inc./(1)/                         9          310
Computerized Thermal Imaging Inc./(1)/         294          309
Loudcloud Inc./(1)/                            135          309
Nanogen Inc./(1)/                               73          307
IDT Corp./(1)/                                  15          303
Penn Engineering & Manufacturing Corp.          16          300
First Consulting Group Inc./(1)/                30          299
Blue Martini Software Inc./(1)/                210          298
Hyseq Inc./(1)/                                 56          298
North American Scientific Inc./(1)/             23          298
1-800 CONTACTS INC./(1)/                        28          298
Onyx Pharmaceuticals Inc./(1)/                  65          298
Supertex Inc./(1)/                              14          298
Wackenhut Corp. (The) "A"/(1)/                   9          298
Docent Inc./(1)/                               168          297
TiVo Inc./(1)/                                  56          297
Northfield Laboratories Inc./(1)/               42          296
PC Connection Inc./(1)/                         28          296
SupportSoft Inc./(1)/                           98          296
Bebe Stores Inc./(1)/                           14          295
World Acceptance Corp./(1)/                     42          295
Prosperity Bancshares Inc.                       9          293
FiberCore Inc./(1)/                            182          291
Palm Harbor Homes Inc./(1)/                     14          291
Stanley Furniture Co. Inc./(1)/                  9          291
ADTRAN Inc./(1)/                                12          290
Genaissance Pharmaceuticals Inc./(1)/           98          290
KCS Energy Inc./(1)/                            93          290
Universal American Financial Corp./(1)/         42          289
CLARCOR Inc.                                     9          288
Deltagen Inc./(1)/                              42          283
Ulticom Inc./(1)/                               37          283
Arctic Cat Inc.                                 14          282
Apogee Enterprises Inc.                         23          281
Keryx Biopharmaceuticals Inc./(1)/              51          280
Large Scale Biology Corp./(1)/                  84          276
Wilsons The Leather Experts Inc./(1)/           23          275
Albany International Corp. "A"                   9          273
H Power Corp./(1)/                             107          273
NBC Capital Corp.                                9          270
Seattle Genetics Inc./(1)/                      51          268
Unizan Financial Corp.                          14          265
Thomas Industries Inc.                           9          263
Arrow Financial Corp.                            9          259
Millennium Cell Inc./(1)/                       65          258
WJ Communications Inc./(1)/                     79          258
Florida East Coast Industries Inc.               9          255
U.S. Physical Therapy Inc./(1)/                 14          253
Star Scientific Inc./(1)/                      126          252
Cobalt Corp./(1)/                               28          251


64                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Coldwater Creek Inc./(1)/                       14  $       249
Community Banks Inc.                             9          249
MacroChem Corp./(1)/                            79          249
Woodhead Industries Inc.                        14          249
Oil States International Inc./(1)/              23          248
Ameristar Casinos Inc./(1)/                      9          247
Kaydon Corp.                                     9          243
Sykes Enterprises Inc./(1)/                     25          242
Braun Consulting Inc./(1)/                      56          241
Gorman-Rupp Co. (The)                            9          241
SpectraSite Holdings Inc./(1)/                 224          240
LodgeNet Entertainment Corp./(1)/               14          239
Playboy Enterprises Inc. "B"/(1)/               14          239
Energen Corp.                                    9          238
MacDermid Inc.                                  11          238
Rent-Way Inc./(1)/                              28          237
Wild Oats Markets Inc./(1)/                     28          237
Independent Bank Corp.(MA)                       9          233
NL Industries Inc.                              14          232
Brio Software Inc./(1)/                         84          230
Universal Access Global Holdings Inc./(1)/     152          230
Innovative Solutions & Support Inc./(1)/        23          227
Organogenesis Inc./(1)/                        163          227
ATS Medical Inc./(1)/                          112          224
Crown American Realty Trust                     23          224
Lexent Inc./(1)/                                70          224
Tripath Technology Inc./(1)/                   133          223
Global Imaging Systems Inc./(1)/                12          221
PEC Solutions Inc./(1)/                          9          221
Dobson Communications Corp. "A"/(1)/            70          220
ICT Group Inc./(1)/                              9          220
Synplicity Inc./(1)/                            28          218
CSK Auto Corp./(1)/                             23          217
Sunrise Telecom Inc./(1)/                       70          217
Belden Inc.                                      9          214
Cable Design Technologies Corp./(1)/            16          214
Sterling Financial Corp. - PA Shares             9          213
Trust Co. of New Jersey (The)                    9          213
Dynacq International Inc./(1)/                  14          212
Internap Network Services Corp./(1)/           275          212
DigitalThink Inc./(1)/                          94          211
Harleysville National Corp.                      9          210
Urban Outfitters Inc./(1)/                       9          210
Lantronix Inc./(1)/                             79          205
Pumatech Inc./(1)/                             154          205
August Technology Corp./(1)/                    14          204
Harvard Bioscience Inc./(1)/                    23          202
MicroFinancial Inc.                             23          197
3DO Co. (The)/(1)/                             191          195
Digital Generation Systems Inc./(1)/           168          192
HealthExtras Inc./(1)/                          70          190
Moldflow Corp./(1)/                             14          189
Ultratech Stepper Inc./(1)/                      9          187
Corrections Corp. of America/(1)/               14          182
Revlon Inc. "A"/(1)/                            28          182
AT&T Latin America Corp./(1)/                  121          181
Global Power Equipment Group Inc./(1)/          14          175
America Online Latin America Inc. "A"/(1)/      77          173
Inspire Pharmaceuticals Inc./(1)/               86          173
Oshkosh Truck Corp.                              3          171
Third Wave Technologies Inc./(1)/               51          171
SignalSoft Corp./(1)/                           98          170
ZixIt Corp./(1)/                                26          170
New Horizons Worldwide Inc./(1)/                14          168
Ventiv Health Inc./(1)/                         84          168
Rural Cellular Corp. "A"/(1)/                   37          166
Hancock Fabrics Inc.                             9          162
Ribozyme Pharmaceuticals Inc./(1)/              56          162
Lakeland Bancorp Inc.                            9          159
Paradigm Genetics Inc./(1)/                     98          159
ROHN Industries Inc./(1)/                      107          155
Click Commerce Inc./(1)/                       121          154
Management Network Group Inc. (The)/(1)/        28          154
Interactive Intelligence Inc./(1)/              28          153
Sirenza Microdevices Inc./(1)/                  28          152
CPI Corp.                                        9          148
Immune Response Corp./(1)/                     182          147
Dover Motorsports Inc.                           9          146
Emex Corp./(1)/                                 45          145
Buckeye Technologies Inc./(1)/                  14          144
Infogrames Inc./(1)/                            23          142
StarBase Corp./(1)/                            518          140
SatCon Technology Corp./(1)/                    42          137
SRI/Surgical Express Inc./(1)/                   9          137
Nautica Enterprises Inc./(1)/                    9          136
Oneida Ltd.                                      9          135
Umpqua Holdings Corp.                            9          135
Metawave Communications Corp./(1)/             247          124


Schedules of Investments                                                      65
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Applied Innovation Inc./(1)/                    28  $       122
NTELOS Inc./(1)/                                28          115
NATCO Group Inc. "A"/(1)/                       14          113
VerticalNet Inc./(1)/                          161          113
Callon Petroleum Co./(1)                        14          109
Covanta Energy Corp./(1)/                      152          109
Richardson Electronics Ltd.                      9          109
TradeStation Group Inc./(1)/                    98          108
Copper Mountain Networks Inc./(1)/             110          104
Wilson Greatbatch Technologies Inc./(1)/         4          103
Centennial Communications Corp. "A"/(1)/        28          101
Aspect Communications Corp./(1)/                25           98
Spartech Corp.                                   4           98
3 Dimensional Pharmaceuticals Inc./(1)/         14           96
Catalytica Energy Systems Inc./(1)/             28           94
Next Level Communications Inc./(1)/             65           94
Simplex Solutions Inc./(1)/                      9           89
Exact Sciences Corp./(1)/                        9           88
Brightpoint Inc./(1)/                           93           85
Miravant Medical Technologies/(1)/              79           85
Viasystems Group Inc./(1)/                     250           75
Align Technology Inc./(1)/                      14           74
Inrange Technologies Corp./(1)/                  9           73
V.I. Technologies Inc./(1)/                     14           73
Elcor Corp.                                      3           67
BioSphere Medical Inc./(1)/                      9           66
DuraSwitch Industries Inc./(1)/                  9           66
Constellation 3D Inc./(1)/                     191           61
Digex Inc./(1)/                                 47           58
Spiegel Inc. "A"                                42           58
Beacon Power Corp./(1)/                         97           49
Extensity Inc./(1)/                             28           46
ATP Oil & Gas Corp./(1)/                         9           36
Tellium Inc./(1)/                               14           32
Uniroyal Technology Corp./(1)/                  56           28
CacheFlow Inc./(1)/                             28           27
Morgan Group Holding Co./(1)/                   19           22
Pinnacle Holdings Inc./(1)/                    233           19
PYR Energy Corp./(1)/                            9           17
GenStar Therapeutics Corp./(1)/                  9            9
---------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $33,852,143)                                  27,772,736
---------------------------------------------------------------

SHORT TERM INSTRUMENTS - 2.95%
---------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     479,191  $   479,191
Dreyfus Money Market Fund                  145,177      145,177
Goldman Sachs Financial Square Prime
  Obligation Fund                           45,264       45,264
Providian Temp Cash Money Market Fund      150,984      150,984
---------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $820,616)                                        820,616
---------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 102.83%
(Cost $34,672,759)                                   28,593,352
---------------------------------------------------------------

Other Assets, Less Liabilities -- (2.83%)              (787,541)
---------------------------------------------------------------

NET ASSETS -- 100.00%                               $27,805,811
===============================================================

/(1)/  Non-income earning securities.

See notes to financial statements.

66                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Value Index Fund
Schedule of Investments
March 31, 2002



Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 99.84%
---------------------------------------------------------------
Exxon Mobil Corp.                           76,664  $ 3,360,183
Citigroup Inc.                              51,823    2,566,275
Verizon Communications Inc.                 30,468    1,390,864
Bank of America Corp.                       17,228    1,171,849
SBC Communications Inc.                     29,259    1,095,457
ChevronTexaco Corp.                         11,950    1,078,727
Procter & Gamble Co.                        11,724    1,056,215
Wells Fargo & Co.                           19,133      945,170
JP Morgan Chase & Co.                       22,160      790,004
BellSouth Corp.                             21,037      775,424
Fannie Mae                                   9,631      769,324
Philip Morris Companies Inc.                13,958      735,168
Morgan Stanley Dean Witter & Co.            11,697      670,355
International Business Machines Corp.        6,014      625,456
AT&T Corp.                                  39,698      623,259
American International Group Inc.            7,914      570,916
Wachovia Corp.                              15,294      567,102
American Express Co.                        13,824      566,231
Merck & Co. Inc.                             9,679      557,317
Bank One Corp.                              13,082      546,566
Merrill Lynch & Co. Inc.                     9,562      529,544
Walt Disney Co. (The)                       22,852      527,424
Du Pont (E.I.) de Nemours & Co.             11,121      524,355
Johnson & Johnson                            7,766      504,402
U.S. Bancorp                                21,417      483,382
FleetBoston Financial Corp.                 11,730      410,550
McDonald's Corp.                            14,403      399,683
Viacom Inc. "B"/(1)/                         8,204      396,827
General Motors Corp. "A"                     6,285      379,928
Liberty Media Corp. "A"/(1)/                29,065      367,382
Abbott Laboratories                          6,958      365,991
Washington Mutual Inc.                      10,879      360,421
Duke Energy Corp.                            9,261      350,066
3M Co.                                       2,944      338,589
Ford Motor Company                          20,283      334,467
Dow Chemical Co. (The)                      10,158      332,370
PepsiCo Inc.                                 6,451      332,227
Motorola Inc.                               23,362      331,740
Alcoa Inc.                                   8,665      327,017
Hewlett-Packard Co.                         17,675      317,089
Honeywell International Inc.                 8,277      316,761
Kimberly-Clark Corp.                         4,896      316,526
Allstate Corp. (The)                         7,989      301,745
Anheuser-Busch Companies Inc.                5,562      290,336
Phillips Petroleum Co.                       4,603      289,068
Emerson Electric Co.                         4,720      270,881
Bristol-Myers Squibb Co.                     6,354      257,273
United Technologies Corp.                    3,455      256,361
Comcast Corp. "A"/(1)/                       7,980      253,764
Lockheed Martin Corp.                        4,094      235,733
International Paper Co.                      5,397      232,125
Tenet Healthcare Corp./(1)/                  3,389      227,131
Gannett Co. Inc.                             2,972      226,169
WorldCom Corp./(1)/                         33,255      224,139
Boeing Co. (The)                             4,630      223,397
Caterpillar Inc.                             3,844      218,531
HCA Inc.                                     4,951      218,240
Goldman Sachs Group Inc. (The)               2,416      218,044
General Dynamics Corp.                       2,259      212,233
Bank of New York Co. Inc. (The)              5,032      211,445
National City Corp.                          6,836      210,275
Southern Co.                                 7,814      206,993
Conoco Inc.                                  7,008      204,493
El Paso Corp.                                4,611      203,022
Household International Inc.                 3,552      201,754
General Mills Inc.                           4,098      200,187
Compaq Computer Corp.                       19,091      199,501
Coca-Cola Co. (The)                          3,784      197,752
Gillette Co. (The)                           5,811      197,632
PNC Financial Services Group (The)           3,184      195,784
Dominion Resources Inc.                      2,992      194,959
Target Corp.                                 4,517      194,773
FedEx Corp./(1)/                             3,347      194,461
Alltel Corp.                                 3,478      193,203
Waste Management Inc.                        7,065      192,521
Mellon Financial Corp.                       4,951      191,059
BB&T Corp.                                   5,006      190,779
Exelon Corp.                                 3,597      190,533
Illinois Tool Works Inc.                     2,606      188,544
Hartford Financial Services Group Inc.       2,766      188,420
SunTrust Banks Inc.                          2,794      186,444
Lucent Technologies Inc./(1)/               38,324      181,273
Costco Wholesale Corp./(1)/                  4,533      180,504
Union Pacific Corp.                          2,834      176,105
Lehman Brothers Holdings Inc.                2,719      175,756
Raytheon Co.                                 4,279      175,653
Southwest Airlines Co.                       8,619      166,778
American Electric Power Co. Inc.             3,608      166,293

Schedules of Investments                                                      67
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Marsh & McLennan Companies Inc.              1,457  $   164,262
Sears, Roebuck and Co.                       3,202      164,167
Clear Channel Communications Inc./(1)/       3,159      162,404
TXU Corp.                                    2,973      162,058
CIGNA Corp.                                  1,575      159,689
Weyerhaeuser Co.                             2,426      152,498
Albertson's Inc.                             4,547      150,688
ConAgra Foods Inc.                           6,016      145,888
Lilly (Eli) and Co.                          1,878      143,104
Masco Corp.                                  5,146      141,258
Chubb Corp.                                  1,909      139,548
Equity Office Properties Trust               4,636      139,034
Avon Products Inc.                           2,500      135,800
Sprint Corp. (FON Group)                     8,811      134,720
Air Products & Chemicals Inc.                2,542      131,294
Burlington Northern Santa Fe Corp.           4,297      129,683
Hancock (John) Financial Services Inc.       3,355      128,127
Northrop Grumman Corp.                       1,128      127,520
KeyCorp                                      4,752      126,641
Comerica Inc.                                1,991      124,577
Progress Energy Inc.                         2,445      122,348
Occidental Petroleum Corp.                   4,182      121,905
Deere & Co.                                  2,675      121,846
Freddie Mac                                  1,907      120,847
Agilent Technologies Inc./(1)/               3,432      119,983
FPL Group Inc.                               1,974      117,552
Progressive Corp. (The)                        704      117,300
May Department Stores Co. (The)              3,296      114,866
FirstEnergy Corp.                            3,299      114,079
Computer Associates International Inc.       5,156      112,865
Williams Companies Inc.                      4,780      112,617
State Street Corp.                           2,023      112,034
Becton Dickinson & Co.                       2,892      109,086
Praxair Inc.                                 1,805      107,939
Lincoln National Corp.                       2,124      107,751
St. Paul Companies Inc.                      2,326      106,647
Public Service Enterprise Group Inc.         2,323      106,393
Unocal Corp.                                 2,729      106,295
McKesson Corp.                               2,810      105,178
Pitney Bowes Inc.                            2,446      104,689
Norfolk Southern Corp.                       4,361      104,402
Sara Lee Corp.                               5,026      104,340
Xcel Energy Inc.                             4,113      104,265
PPG Industries Inc.                          1,890      103,780
Micron Technology Inc./(1)/                  3,140      103,306
Cendant Corp./(1)/                           5,371      103,123
MetLife Inc.                                 3,256      102,564
PG&E Corp./(1)/                              4,334      102,109
Heinz (H.J.) Co.                             2,457      101,965
SouthTrust Corp.                             3,853      101,719
Eastman Kodak Co.                            3,259      101,583
Delphi Automotive Systems Corp.              6,314      100,961
Mattel Inc.                                  4,820      100,449
Marathon Oil Corp.                           3,462       99,706
Consolidated Edison Inc.                     2,374       99,494
TRICON Global Restaurants Inc./(1)/          1,640       96,399
Tribune Co.                                  2,117       96,239
McGraw-Hill Companies Inc. (The)             1,395       95,209
Apple Computer Inc./(1)/                     3,971       93,994
Entergy Corp.                                2,152       93,418
AON Corp.                                    2,628       91,980
Computer Sciences Corp./(1)/                 1,805       91,604
CSX Corp.                                    2,384       90,854
Newell Rubbermaid Inc.                       2,839       90,734
MBIA Inc.                                    1,656       90,567
AmSouth Bancorp                              4,110       90,338
Archer-Daniels-Midland Co.                   6,453       89,890
AFLAC Inc.                                   3,035       89,532
Loews Corp.                                  1,514       88,690
Golden West Financial Corp.                  1,386       88,011
Regions Financial Corp.                      2,561       87,970
Equity Residential Properties Trust          3,032       87,140
Xerox Corp./(1)/                             8,100       87,075
Dover Corp.                                  2,103       86,223
Johnson Controls Inc.                          976       86,191
Colgate-Palmolive Co.                        1,508       86,182
Jefferson-Pilot Corp.                        1,692       84,735
Clorox Co.                                   1,912       83,421
Starwood Hotels & Resorts Worldwide Inc.     2,218       83,419
DTE Energy Co.                               1,830       83,265
Fortune Brands Inc.                          1,679       82,892
Federated Department Stores Inc./(1)/        2,014       82,272
WellPoint Health Networks Inc./(1)/          1,288       82,007
New York Times Co. "A"                       1,703       81,506
Marriott International Inc. "A"              1,804       81,090
Cox Communications Inc. "A"/(1)/             2,137       80,437
Franklin Resources Inc.                      1,912       80,151
Fifth Third Bancorp                          1,185       79,964

68                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Georgia-Pacific Corp.                        2,571  $    77,001
Charter One Financial Inc.                   2,466       76,989
Reliant Energy Inc.                          2,943       75,900
Boston Scientific Corp./(1)/                 2,940       73,765
MeadWestvaco Corp.                           2,225       73,759
Marshall & Ilsley Corp.                      1,185       73,754
M&T Bank Corp.                                 917       73,699
Rohm & Haas Co. "A"                          1,741       73,592
Union Planters Corp.                         1,531       72,554
MGIC Investment Corp.                        1,057       72,331
Genuine Parts Co.                            1,934       71,113
Limited Inc. (The)                           3,847       68,861
Qwest Communications International Inc.      8,369       68,793
Textron Inc.                                 1,345       68,730
Ameren Corp.                                 1,592       68,058
Office Depot Inc./(1)/                       3,428       68,046
UNUMProvident Corp.                          2,405       67,172
General Motors Corp. "H"/(1)/                4,055       66,705
Cincinnati Financial Corp.                   1,522       66,451
R.J. Reynolds Tobacco Holdings Inc.          1,025       66,369
Northern Trust Corp.                         1,098       66,001
Kerr-McGee Corp.                             1,043       65,553
Cinergy Corp.                                1,829       65,387
Parker Hannifin Corp.                        1,309       65,319
PPL Corp.                                    1,634       64,723
North Fork Bancorp Inc.                      1,813       64,470
Apache Corp.                                 1,123       63,876
National Commerce Financial Corp.            2,292       63,718
HEALTHSOUTH Corp./(1)/                       4,434       63,628
Aetna Inc.                                   1,600       62,112
Edison International/(1)/                    3,689       61,791
Amerada Hess Corp.                             773       61,345
Countrywide Credit Industries Inc.           1,369       61,263
Penney (J.C.) Co. Inc. (The)                 2,947       61,032
Zions Bancorporation                         1,028       60,930
Sysco Corp.                                  2,036       60,714
TRW Inc.                                     1,165       59,963
Ambac Financial Group Inc.                   1,011       59,720
Hershey Foods Corp.                            862       59,081
Valero Energy Corp.                          1,190       58,929
Bear Stearns Companies Inc. (The)              932       58,483
UnitedHealth Group Inc.                        765       58,461
Sempra Energy                                2,313       58,172
Allegheny Energy Inc.                        1,400       57,890
Stilwell Financial Inc.                      2,323       56,890
Constellation Energy Group Inc.              1,833       56,548
KeySpan Corp.                                1,550       56,404
Torchmark Corp.                              1,398       56,325
Nucor Corp.                                    865       55,568
Devon Energy Corp.                           1,147       55,366
Huntington Bancshares Inc.                   2,807       55,298
ITT Industries Inc.                            874       55,097
Burlington Resources Inc.                    1,364       54,683
Leggett & Platt Inc.                         2,194       54,411
Wrigley (William Jr.) Co.                    1,016       54,163
Kellogg Co.                                  1,600       53,712
CenturyTel Inc.                              1,579       53,686
Hilton Hotels Corp.                          3,720       53,196
NiSource Inc.                                2,306       52,923
PACCAR Inc.                                    715       52,345
Harrah's Entertainment Inc./(1)/             1,175       52,005
Block (H & R) Inc.                           1,151       51,162
Newmont Mining Corp.                         1,823       50,479
First Tennessee National Corp.               1,427       50,016
Darden Restaurants Inc.                      1,169       47,450
Whirlpool Corp.                                628       47,445
Nike Inc. "B"                                  787       47,228
Grainger (W.W.) Inc.                           838       47,121
ServiceMaster Co. (The)                      3,398       46,723
Simon Property Group Inc.                    1,428       46,596
SPX Corp./(1)/                                 326       46,155
Corning Inc.                                 6,035       45,987
SAFECO Corp.                                 1,425       45,657
T. Rowe Price Group Inc.                     1,171       45,587
AMR Corp./(1)/                               1,724       45,531
TCF Financial Corp.                            865       45,508
Engelhard Corp.                              1,460       45,304
Delta Air Lines Inc.                         1,380       45,154
Radian Group Inc.                              909       44,614
Popular Inc.                                 1,525       44,561
Vulcan Materials Co.                           936       44,497
TECO Energy Inc.                             1,554       44,491
Compass Bancshares Inc.                      1,435       44,298
Banknorth Group Inc.                         1,660       43,741
National Semiconductor Corp./(1)/            1,291       43,494
Pinnacle West Capital Corp.                    950       43,083
JDS Uniphase Corp./(1)/                      7,282       42,891
Unisys Corp./(1)/                            3,378       42,664

Schedules of Investments                                                      69
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                  Shares        Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
VF Corp.                                                     985  $    42,601
LSI Logic Corp./(1)/                                       2,503       42,551
Old Republic International Corp.                           1,328       42,456
Eastman Chemical Co.                                         862       42,057
Sherwin-Williams Co. (The)                                 1,474       41,980
Thermo Electron Corp./(1)/                                 2,019       41,854
Stanley Works (The)                                          903       41,764
GreenPoint Financial Corp.                                   954       41,690
Cooper Industries Inc.                                       975       40,901
Goodyear Tire & Rubber Co. (The)                           1,574       40,247
Toys R Us Inc./(1)/                                        2,221       39,889
UST Inc.                                                   1,016       39,553
Circuit City Stores Inc. - Circuit City Group              2,191       39,526
NCR Corp./(1)/                                               883       39,514
Sovereign Bancorp Inc.                                     2,806       39,424
Aquila Inc.                                                1,586       39,396
Edwards (A.G.) Inc.                                          893       39,274
Sigma-Aldrich Corp.                                          836       39,259
AutoNation Inc./(1)/                                       2,803       39,018
Molex Inc.                                                 1,119       38,796
Legg Mason Inc.                                              717       38,058
Vornado Realty Trust                                         861       38,022
Apartment Investment & Management Co. "A"                    786       38,019
American Water Works Co. Inc.                                868       38,018
Duke Realty Corp.                                          1,460       37,960
PMI Group Inc. (The)                                         499       37,804
Plum Creek Timber Co. Inc.                                 1,271       37,761
Donnelley (R.R.) & Sons Co.                                1,204       37,444
Knight Ridder Inc.                                           544       37,367
Public Storage Inc.                                        1,009       37,343
Avery Dennison Corp.                                         609       37,167
Phelps Dodge Corp.                                           880       37,048
Eaton Corp.                                                  457       37,008
Archstone-Smith Trust                                      1,358       36,381
SUPERVALU Inc.                                             1,406       36,275
Fluor Corp.                                                  889       36,262
Campbell Soup Co.                                          1,353       36,260
DPL Inc.                                                   1,418       36,230
AutoZone Inc./(1)/                                           526       36,215
Rockwell International Corp.                               1,793       35,968
SCANA Corp.                                                1,170       35,802
Republic Services Inc. "A"/(1)/                            1,907       35,623
Rockwell Collins Inc.                                      1,411       35,585
Pactiv Corp./(1)/                                          1,777       35,576
Avnet Inc.                                                 1,313       35,530
Dana Corp.                                                 1,654       35,511
Ashland Inc.                                                 777       35,361
Centex Corp.                                                 679       35,260
Deluxe Corp.                                                 757       35,019
AvalonBay Communities Inc.                                   701       34,910
Hibernia Corp. "A"                                         1,816       34,686
Dean Foods Co./(1)/                                          457       34,604
Coca-Cola Enterprises Inc.                                 1,830       34,367
Ross Stores Inc.                                             900       34,047
Mercantile Bankshares Corp.                                  784       33,916
D&B/(1)/                                                     845       33,808
Wendy's International Inc.                                   964       33,721
Goodrich Co.                                               1,064       33,665
CMS Energy Corp.                                           1,482       33,538
Prologis Trust                                             1,436       33,531
Cablevision Systems Corp./(1)/                               985       33,490
Liz Claiborne Inc.                                         1,178       33,408
United Parcel Service Inc.                                   548       33,318
Diebold Inc.                                                 814       33,162
Smurfit-Stone Container Corp./(1)/                         1,924       32,977
Manpower Inc.                                                846       32,892
Kinder Morgan Inc.                                           674       32,642
Commerce Bancshares Inc.                                     737       32,590
Ceridian Corp./(1)/                                        1,476       32,546
Black & Decker Corp.                                         697       32,438
Fox Entertainment Group Inc. "A"/(1)/                      1,369       32,377
Kimco Realty Corp.                                           987       32,275
Sunoco Inc.                                                  798       31,928
Park Place Entertainment Corp./(1)/                        3,025       31,914
Lear Corp./(1)/                                              668       31,797
Health Management Associates Inc. "A"/(1)/                 1,532       31,758
Smithfield Foods Inc./(1)/                                 1,216       31,738
Northeast Utilities                                        1,586       31,514
Ball Corp.                                                   664       31,354
Bard (C.R.) Inc.                                             530       31,296
Boston Properties Inc.                                       791       31,205
Tyson Foods Inc. "A"                                       2,496       31,150
Arrow Electronics Inc./(1)/                                1,111       31,075
Hillenbrand Industries Inc.                                  503       31,000
Wisconsin Energy Corp.                                     1,245       30,976
International Flavors & Fragrances Inc.                      883       30,879

70                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Host Marriott Corp.                          2,580  $    30,831
Valley National Bancorp                        877       30,800
Electronic Data Systems Corp.                  529       30,677
General Growth Properties Inc.                 689       30,454
Lennar Corp.                                   577       30,443
Sonoco Products Co.                          1,063       30,412
Brown-Forman Corp. "B"                         417       30,341
Bemis Co.                                      556       30,219
Baxter International Inc.                      507       30,177
D.R. Horton Inc.                               787       29,670
Westwood One Inc./(1)/                         773       29,645
Temple-Inland Inc.                             522       29,608
Navistar International Corp.                   664       29,415
Brinker International Inc./(1)/                894       28,975
Astoria Financial Corp.                        994       28,876
First Virginia Banks Inc.                      536       28,746
Nordstrom Inc.                               1,169       28,641
Bowater Inc.                                   575       28,635
Energy East Corp.                            1,299       28,253
iStar Financial Inc.                           974       28,149
Associated Banc-Corp                           739       28,104
Trigon Healthcare Inc./(1)/                    380       28,052
AmerisourceBergen Corp.                        410       28,003
Scripps (E.W.) Co.                             341       28,003
Owens-Illinois Inc./(1)/                     1,640       27,880
Health Net Inc./(1)/                         1,012       27,769
American Power Conversion Corp./(1)/         1,871       27,653
McCormick & Co. Inc.                           537       27,457
Vishay Intertechnology Inc./(1)/             1,345       27,357
ALLETE Inc.                                    928       26,996
NSTAR                                          593       26,887
Manor Care Inc./(1)/                         1,151       26,818
Lamar Advertising Co./(1)/                     659       26,769
Pioneer Natural Resources Co./(1)/           1,198       26,703
Brunswick Corp.                                976       26,664
Alliant Energy Corp.                           882       26,654
Bausch & Lomb Inc.                             596       26,564
Autoliv Inc.                                 1,095       26,543
Allmerica Financial Corp.                      591       26,536
Zimmer Holdings Inc./(1)/                      774       26,355
Potomac Electric Power Co.                   1,126       26,292
Liberty Property Trust                         812       26,187
UnionBanCal Corp.                              593       26,104
Cabot Corp.                                    705       25,979
Mohawk Industries Inc./(1)/                    430       25,839
Fidelity National Financial Inc.               977       25,763
Humana Inc./(1)/                             1,903       25,748
Valspar Corp. (The)                            546       25,695
FirstMerit Corp.                               880       25,335
Hasbro Inc.                                  1,600       25,312
Equitable Resources Inc.                       723       25,168
Pulte Homes Inc.                               521       24,930
Staples Inc./(1)/                            1,237       24,703
Foot Locker Inc./(1)/                        1,525       24,674
Noble Affiliates Inc.                          631       24,647
Conectiv                                       990       24,641
Mylan Laboratories Inc.                        836       24,629
Pall Corp.                                   1,201       24,608
ADC Telecommunications Inc./(1)/             6,030       24,542
Outback Steakhouse Inc./(1)/                   682       24,395
Energizer Holdings Inc./(1)/                 1,025       24,344
Autodesk Inc.                                  519       24,232
Visteon Corp.                                1,461       24,180
MGM Mirage/(1)/                                666       24,129
Hospitality Properties Trust                   702       24,100
Golden State Bancorp Inc.                      811       24,079
MDU Resources Group Inc.                       767       23,777
Health Care Property Investors Inc.            586       23,762
Snap-On Inc.                                   697       23,733
Readers Digest Association Inc. (The) "A"    1,057       23,687
Atmel Corp./(1)/                             2,330       23,626
Tektronix Inc./(1)/                            982       23,234
Compuware Corp./(1)/                         1,792       23,135
Mirant Corp./(1)/                            1,598       23,091
Washington Post Company (The) "B"               38       23,067
Fulton Financial Corp.                         919       23,012
Nicor Inc.                                     505       23,003
Valassis Communications Inc./(1)/              595       22,985
Martin Marietta Materials Inc.                 543       22,925
Hormel Foods Corp.                             831       22,728
Intuit Inc./(1)/                               590       22,632
Helmerich & Payne Inc.                         562       22,531
City National Corp.                            428       22,517
Telephone & Data Systems Inc.                  255       22,504
Commerce Bancorp Inc.                          496       22,270
Alberto-Culver Co. "B"                         412       22,248
Furniture Brands International Inc./(1)/       610       22,234
MONY Group Inc. (The)                          550       22,176

Schedules of Investments                                                      71
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Viad Corp.                                     788  $    22,064
OM Group Inc.                                  304       21,979
Pentair Inc.                                   487       21,900
Protective Life Corp.                          702       21,888
Harris Corp.                                   609       21,869
Questar Corp.                                  846       21,751
Wilmington Trust Corp.                         322       21,674
Borders Group Inc./(1)/                        906       21,662
AMB Property Corp.                             787       21,642
Pacific Century Financial Corp.                826       21,526
New Plan Excel Realty Trust                  1,073       21,514
National Fuel Gas Co.                          882       21,477
Tech Data Corp./(1)/                           464       21,293
Roslyn Bancorp Inc.                          1,017       21,052
ArvinMeritor Inc.                              737       21,041
Unitrin Inc.                                   521       20,944
OGE Energy Corp.                               867       20,782
Security Capital Group Inc. "B"/(1)/           814       20,733
Webster Financial Corp.                        553       20,699
Triad Hospitals Inc./(1)/                      601       20,662
Cullen/Frost Bankers Inc.                      576       20,661
Teleflex Inc.                                  377       20,611
Catellus Development Corp./(1)/              1,047       20,594
Omnicare Inc.                                  793       20,531
Sky Financial Group Inc.                       922       20,524
CarrAmerica Realty Corp.                       651       20,448
Precision Castparts Corp.                      574       20,325
Belo Corp.                                     871       20,251
Continental Airlines Inc. "B"/(1)/             715       20,249
Crescent Real Estate Equities Co.            1,040       20,176
Puget Energy Inc.                              967       20,104
Mandalay Resort Group/(1)/                     652       20,016
Rouse Co. (The)                                646       20,013
Lubrizol Corp.                                 573       19,935
Colonial BancGroup Inc. (The)                1,327       19,799
KB HOME                                        455       19,747
Lyondell Chemical Co.                        1,188       19,733
Boise Cascade Corp.                            540       19,570
Conexant Systems Inc./(1)/                   1,623       19,557
Constellation Brands Inc./(1)/                 355       19,511
Vectren Corp.                                  756       19,422
Pier 1 Imports Inc.                            941       19,375
USA Networks Inc./(1)/                         607       19,284
Transatlantic Holdings Inc.                    233       19,134
Synovus Financial Corp.                        627       19,111
Apogent Technologies Inc./(1)/                 770       19,004
StanCorp Financial Group Inc.                  345       18,975
Pennzoil-Quaker State Co.                      882       18,937
HON Industries Inc.                            664       18,864
IKON Office Solutions Inc.                   1,604       18,799
United Dominion Realty Trust Inc.            1,183       18,739
KEMET Corp./(1)/                               966       18,711
Independence Community Bank Corp.              665       18,706
AmerUs Group Co.                               482       18,533
Saks Inc./(1)/                               1,405       18,476
BancorpSouth Inc.                              934       18,418
Arden Realty Inc.                              647       18,375
Clayton Homes Inc.                           1,095       18,341
Reynolds & Reynolds Co. (The) "A"              611       18,330
Meredith Corp.                                 431       18,322
Markel Corp./(1)/                               90       18,316
BorgWarner Inc.                                291       18,310
United States Steel Corp.                      991       17,987
CNF Inc.                                       543       17,914
Cummins Inc.                                   379       17,900
CVS Corp.                                      520       17,852
IMC Global Inc.                              1,208       17,818
Hubbell Inc. "B"                               541       17,799
CBRL Group Inc.                                623       17,737
Citizens Communications Co./(1)/             1,648       17,716
Ryder System Inc.                              595       17,576
BMC Software Inc./(1)/                         901       17,524
Harsco Corp.                                   447       17,496
Coventry Health Care Inc./(1)/                 672       17,472
Gemstar-TV Guide International Inc./(1)/     1,180       17,452
E*TRADE Group Inc./(1)/                      1,852       17,446
Hawaiian Electric Industries Inc.              395       17,384
Service Corp. International/(1)/             3,263       17,294
Six Flags Inc./(1)/                            967       17,271
Great Plains Energy Inc.                       688       17,166
Old National Bancorp                           700       17,136
Sierra Pacific Resources                     1,135       17,127
Big Lots Inc.                                1,215       17,071
Coors (Adolf) Company "B"                      253       17,070
Broadwing Inc./(1)/                          2,434       17,014
Washington Federal Inc.                        710       16,997
BRE Properties Inc. "A"                        520       16,905
Citizens Banking Corp.                         520       16,884

72                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Polo Ralph Lauren Corp./(1)/                   578  $    16,866
IDACORP Inc.                                   416       16,848
Highwoods Properties Inc.                      598       16,798
Dillards Inc. "A"                              698       16,654
Mack-Cali Realty Corp.                         477       16,542
Entercom Communications Corp./(1)/             301       16,516
Radio One Inc. "D"/(1)/                        800       16,480
Ocean Energy Inc.                              826       16,347
HCC Insurance Holdings Inc.                    580       16,211
Rayonier Inc.                                  304       16,197
Hercules Inc./(1)/                           1,206       16,052
RPM Inc.                                     1,032       16,048
First American Corp.                           754       16,045
Weingarten Realty Investors                    310       15,934
Allied Capital Corp.                           578       15,895
Dow Jones & Co. Inc.                           273       15,894
Crane Co.                                      578       15,803
Network Associates Inc./(1)/                   646       15,633
Advanced Micro Devices Inc./(1)/             1,060       15,593
Crompton Corp.                               1,262       15,586
Peoples Energy Corp.                           395       15,555
Novell Inc./(1)/                             3,996       15,544
Camden Property Trust                          397       15,531
Applera Corp. - Celera Genomics Group/(1)/     752       15,454
Annaly Mortgage Management Inc.                910       15,452
York International Corp.                       430       15,437
Weatherford International Inc./(1)/            323       15,384
3Com Corp./(1)/                              2,505       15,306
First Industrial Realty Trust Inc.             445       15,241
Hudson City Bancorp Inc.                       469       15,224
AK Steel Holding Corp.                       1,064       15,215
Payless ShoeSource Inc./(1)/                   249       15,201
Cooper Tire & Rubber Co.                       701       15,177
Reebok International Ltd./(1)/                 560       15,137
McClatchy Co. (The) "A"                        253       15,021
RGS Energy Group Inc.                          382       14,994
Pittston Brink's Group                         597       14,985
Jacobs Engineering Group Inc./(1)/             210       14,971
Adaptec Inc./(1)/                            1,116       14,921
Harman International Industries Inc.           302       14,904
Dole Food Co.                                  480       14,880
Storage Technology Corp./(1)/                  694       14,879
Lafarge North America Inc.                     344       14,875
Zale Corp./(1)/                                363       14,738
First Midwest Bancorp Inc.                     507       14,723
GATX Corp.                                     463       14,723
Silicon Valley Bancshares/(1)/                 485       14,671
La-Z-Boy Inc.                                  533       14,631
Adelphia Communications Corp. "A"/(1)/         981       14,617
IndyMac Bancorp Inc./(1)/                      590       14,573
Interpublic Group of Companies Inc.            424       14,535
Whitney Holding Corp.                          291       14,509
WGL Holdings Inc.                              538       14,451
Henry Schein Inc./(1)/                         327       14,404
Commercial Federal Corp.                       534       14,365
AGL Resources Inc.                             609       14,311
Quantum Corp./(1)/                           1,797       14,304
Edwards Lifesciences Corp./(1)/                508       14,199
Leucadia National Corp.                        397       14,193
Post Properties Inc.                           422       14,179
Acxiom Corp./(1)/                              825       14,140
Barnes & Noble Inc./(1)/                       456       14,131
Charter Communications Inc./(1)/             1,249       14,101
Massey Energy Co.                              826       13,959
Harte-Hanks Inc.                               437       13,827
Kennametal Inc.                                342       13,827
Steelcase Inc.                                 825       13,819
Grant Prideco Inc./(1)/                      1,010       13,817
Allegheny Technologies Inc.                    832       13,761
Thomas & Betts Corp.                           649       13,733
Hispanic Broadcasting Corp./(1)/               471       13,716
ICN Pharmaceuticals Inc.                       432       13,716
Healthcare Realty Trust Inc.                   451       13,692
Cytec Industries Inc./(1)/                     450       13,689
Neiman-Marcus Group Inc. "A"/(1)/              396       13,642
Tidewater Inc.                                 320       13,552
Western Resources Inc.                         789       13,531
Winn-Dixie Stores Inc.                         843       13,522
PepsiAmericas Inc.                             937       13,512
American Financial Group Inc.                  470       13,498
Monsanto Co.                                   427       13,489
FNB Corp.                                      460       13,478
WPS Resources Corp.                            341       13,449
DQE Inc.                                       627       13,361
Mercury General Corp.                          287       13,345
W.R. Berkley Corp.                             232       13,335
PNM Resources Inc.                             434       13,306
Ryland Group Inc.                              147       13,259

Schedules of Investments                                                      73
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Developers Diversified Realty Corp.              628  $    13,188
Ethan Allen Interiors Inc.                       345       13,131
HRPT Properties Trust                          1,459       13,131
American Greetings Corp. "A"                     720       13,068
EOG Resources Inc.                               322       13,060
Airgas Inc./(1)/                                 644       12,944
Raymond James Financial Inc.                     376       12,870
Timken Co. (The)                                 555       12,815
Trustmark Corp.                                  505       12,756
Corn Products International Inc.                 395       12,719
Toll Brothers Inc./(1)/                          255       12,712
Sanmina-SCI Corp./(1)/                         1,081       12,702
Maytag Corp.                                     286       12,655
Jeffries Group Inc.                              261       12,580
Ingram Micro Inc. "A"/(1)/                       758       12,545
Louisiana-Pacific Corp.                        1,168       12,544
Solectron Corp./(1)/                           1,603       12,503
Alexander & Baldwin Inc.                         451       12,452
Great Lakes Chemical Corp.                       442       12,451
Pogo Producing Co.                               392       12,426
Jones Apparel Group Inc./(1)/                    355       12,407
ONEOK Inc.                                       593       12,364
Staten Island Bancorp Inc.                       622       12,241
United Stationers Inc./(1)/                      321       12,230
Gateway Inc./(1)/                              1,935       12,229
Shurgard Storage Centers Inc. "A"                360       12,204
Michaels Stores Inc./(1)/                        322       12,172
Alfa Corp.                                       435       12,136
Realty Income Corp.                              365       12,118
Extended Stay America Inc./(1)/                  694       12,076
Piedmont Natural Gas Co.                         339       12,068
Andrew Corp./(1)/                                720       12,046
Conseco Inc./(1)/                              3,309       11,979
Ohio Casualty Corp./(1)/                         631       11,951
Crown Cork & Seal Co. Inc./(1)/                1,320       11,814
Worthington Industries Inc.                      768       11,796
Carlisle Companies Inc.                          267       11,673
Alliant Techsystems Inc./(1)/                    114       11,627
Cypress Semiconductor Corp./(1)/                 504       11,592
Nationwide Financial Services Inc.               269       11,513
AGCO Corp./(1)/                                  504       11,501
Minerals Technologies Inc.                       219       11,491
UTStarcom Inc./(1)/                              437       11,463
Quintiles Transnational Corp./(1)/               643       11,413
Trinity Industries Inc.                          469       11,401
Danaher Corp.                                    160       11,363
WebMD Corp./(1)/                               1,465       11,251
AVX Corp.                                        537       11,245
Cleco Corp.                                      469       11,209
Allied Waste Industries Inc./(1)/                862       11,206
Callaway Golf Co.                                580       11,165
Neuberger Berman Inc.                            237       11,103
Bob Evans Farms Inc.                             391       11,034
CenterPoint Properties Corp.                     204       11,026
Maxtor Corp./(1)/                              1,582       10,995
Mueller Industries Inc./(1)/                     314       10,987
Arbitron Inc./(1)/                               325       10,985
Commerce Group Inc.                              283       10,952
PolyOne Corp.                                    885       10,797
Potlatch Corp.                                   319       10,747
Cablevision Systems Corporation-Rainbow
  Media Group/(1)/                               435       10,736
Macerich Co. (The)                               355       10,703
Hughes Supply Inc.                               274       10,675
Idex Corp.                                       288       10,656
American Capital Strategies Ltd.                 344       10,650
Susquehanna Bancshares Inc.                      435       10,649
FMC Corp./(1)/                                   254       10,648
Atmos Energy Corp.                               451       10,644
UAL Corp.                                        645       10,539
International Speedway Corp. "A"                 230       10,511
La Quinta Corp./(1)/                           1,469       10,503
American National Insurance Co.                  111       10,489
Nationwide Health Properties Inc.                519       10,458
Prentiss Properties Trust                        354       10,450
Millennium Chemicals Inc.                        705       10,385
Kansas City Southern Industries Inc.             650       10,361
USFreightways Corp.                              291       10,313
Circuit City Stores Inc. - CarMax Group/(1)/     397       10,266
Horace Mann Educators Corp.                      451       10,152
Alleghany Corp./(1)/                              54       10,136
Pride International Inc./(1)/                    635       10,097
Health Care REIT Inc.                            361       10,079
Oshkosh Truck Corp.                              177       10,071
Philadelphia Suburban Corp.                      427       10,035
Packaging Corp. of America/(1)/                  505        9,994
AptarGroup Inc.                                  285        9,989
Imation Corp./(1)/                               376        9,975

74                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Terex Corp./(1)/                               440  $     9,944
Sensient Technologies Corp.                    430        9,899
AnnTaylor Stores Corp./(1)/                    227        9,811
SL Green Realty Corp.                          291        9,778
Reliant Resources Inc./(1)/                    578        9,774
United Rentals Inc./(1)/                       354        9,728
Alaska Air Group Inc./(1)/                     292        9,721
Reckson Associates Realty Corp.                394        9,716
Banta Corp.                                    272        9,713
Airborne Inc.                                  554        9,689
Texas Industries Inc.                          235        9,682
Downey Financial Corp.                         212        9,667
South Financial Group Inc. (The)               472        9,605
Universal Corp.                                242        9,525
Fuller (H.B.) Co.                              318        9,524
Longs Drug Stores Corp.                        341        9,504
Electronics For Imaging Inc./(1)/              519        9,498
ENSCO International Inc.                       315        9,494
Moody's Corp.                                  231        9,494
Universal Health Services Inc. "B"/(1)/        230        9,488
St. Joe Co. (The)                              316        9,480
Seacor Smit Inc./(1)/                          193        9,457
Provident Financial Group Inc.                 327        9,418
CNA Financial Corp./(1)/                       317        9,415
Pediatrix Medical Group Inc./(1)/              230        9,375
KPMG Consulting Inc./(1)/                      463        9,353
Ralcorp Holdings Inc./(1)/                     343        9,330
US Oncology Inc./(1)/                        1,058        9,321
Charming Shoppes Inc./(1)/                   1,171        9,274
El Paso Electric Co./(1)/                      589        9,218
Claire's Stores Inc.                           469        9,136
DENTSPLY International Inc.                    246        9,117
Silicon Graphics Inc./(1)/                   2,140        9,095
Coherent Inc./(1)/                             268        9,085
Media General Inc. "A"                         143        9,080
Lancaster Colony Corp.                         245        9,075
M.D.C. Holdings Inc.                           210        9,072
Federal Realty Investment Trust                352        9,036
Dial Corp. (The)                               500        9,010
Werner Enterprises Inc.                        430        9,009
Insight Communications Co. Inc./(1)/           429        8,988
IDT Corp./(1)/                                 445        8,985
New Jersey Resources Corp.                     297        8,981
Black Hills Corp.                              268        8,973
ADVO Inc./(1)/                                 212        8,955
Advanced Fibre Communications Inc./(1)/        466        8,943
Community First Bankshares Inc.                345        8,922
CH Energy Group Inc.                           188        8,921
Tecumseh Products Co. "A"                      166        8,848
Noble Drilling Corp./(1)/                      213        8,816
Aztar Corp./(1)/                               402        8,804
Kmart Corp./(1)/                             5,500        8,800
Erie Indemnity Co. "A"                         216        8,787
Hyperion Solutions Corp./(1)/                  325        8,778
Greater Bay Bancorp                            257        8,769
Wallace Computer Services Inc.                 434        8,767
LNR Property Corp.                             249        8,732
G&K Services Inc. "A"                          233        8,682
Amkor Technology Inc./(1)/                     388        8,656
Pep Boys-Manny, Moe & Jack Inc.                520        8,653
Wolverine World Wide Inc.                      479        8,598
First Commonwealth Financial Corp.             649        8,593
Harleysville Group Inc.                        325        8,586
Zoran Corp./(1)/                               196        8,561
Anixter International Inc./(1)/                288        8,533
Toro Co.                                       142        8,463
Ryan's Family Steak Houses Inc./(1)/           352        8,448
Emmis Communications Corp./(1)/                315        8,423
Gables Residential Trust                       271        8,415
Sybron Dental Specialties Inc./(1)/            417        8,382
Southwest Gas Corp.                            334        8,350
Modine Manufacturing Co.                       309        8,340
Briggs & Stratton Corp.                        181        8,326
UCAR International Inc./(1)/                   577        8,193
UIL Holdings Corp.                             141        8,192
Westamerica Bancorp                            191        8,165
Avista Corp.                                   525        8,153
Standard-Pacific Corp.                         290        8,149
UMB Financial Corp.                            190        8,147
Blyth Inc.                                     307        8,142
UICI/(1)/                                      429        8,130
Pan Pacific Retail Properties Inc.             265        8,101
Regis Corp.                                    288        8,087
PETsMART Inc./(1)/                             596        8,082
CBL & Associates Properties Inc.               228        8,060
Thornbury Mortgage Inc.                        402        8,056
Northwest Natural Gas Co.                      286        8,011
Albemarle Corp.                                290        7,992

Schedules of Investments                                                      75
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
PSS World Medical Inc./(1)/                    815     $  7,987
Kilroy Realty Corp.                            282        7,955
Collins & Aikman Corp./(1)/                  1,185        7,939
SanDisk Corp./(1)/                             365        7,921
Interstate Bakeries Corp.                      324        7,844
Selective Insurance Group Inc.                 292        7,796
United Bancshares Inc.                         263        7,766
Republic Bancorp Inc.                          554        7,756
Crown Castle International Corp./(1)/        1,170        7,734
Chemical Financial Corp.                       258        7,732
Jones Lang LaSalle Inc./(1)/                   349        7,730
Palm Inc./(1)/                               1,935        7,721
Beverly Enterprises Inc./(1)/                1,071        7,711
Energen Corp.                                  291        7,697
Liberty Corp.                                  193        7,685
Kaydon Corp.                                   283        7,641
Meristar Hospitality Corp.                     418        7,628
Beckman Coulter Inc.                           148        7,558
International Bancshares Corp.                 171        7,546
Tesoro Petroleum Corp./(1)/                    531        7,461
Storage USA Inc.                               175        7,453
FelCor Lodging Trust Inc.                      350        7,437
Regency Centers Corp.                          256        7,429
Overseas Shipholding Group Inc.                305        7,412
Yellow Corp./(1)/                              280        7,389
MPS Group Inc./(1)/                            838        7,333
Donaldson Co. Inc.                             181        7,278
Flowers Foods Inc./(1)/                        285        7,259
Curtiss Wright Corp.                           109        7,248
Iron Mountain Inc./(1)/                        228        7,232
Diamond Offshore Drilling Inc.                 231        7,221
Interactive Data Corp./(1)/                    411        7,213
Beazer Homes USA Inc./(1)/                      93        7,212
UGI Corp.                                      230        7,208
First Citizens BancShares Inc. "A"              70        7,207
Fisher Scientific International Inc./(1)/      256        7,194
JLG Industries Inc.                            483        7,148
Global Industries Ltd./(1)/                    765        7,137
CLARCOR Inc.                                   223        7,136
Reliance Steel & Aluminum Co.                  256        7,063
Openwave Systems Inc./(1)/                   1,105        7,028
ESS Technology Inc./(1)/                       337        6,989
Provident Bankshares Corp.                     291        6,984
UniSource Energy Corp.                         341        6,977
Paxar Corp./(1)/                               414        6,976
People's Bank                                  283        6,976
Capitol Federal Financial                      307        6,966
Florida East Coast Industries Inc.             246        6,964
Summit Properties Inc.                         283        6,934
Brandywine Realty Trust                        290        6,931
AMCORE Financial Inc.                          294        6,912
MAF Bancorp Inc.                               196        6,909
LandAmerica Financial Group Inc.               199        6,891
Southern Union Co./(1)/                        376        6,888
Sonic Automotive Inc./(1)/                     229        6,865
DaVita Inc./(1)/                               271        6,856
Home Properties of NY Inc.                     199        6,856
OfficeMax Inc./(1)/                          1,228        6,852
Prime Hospitality Corp./(1)/                   517        6,799
Dynegy Inc. "A"                                234        6,786
Level 3 Communications Inc./(1)/             1,895        6,746
American Financial Holdings Inc.               252        6,706
First Charter Corp.                            359        6,703
Sun Communities Inc.                           170        6,681
NorthWestern Corp.                             302        6,644
Charter Municipal Mortgage Acceptance Co.      421        6,643
Lennox International Inc.                      501        6,623
21st Century Insurance Group                   366        6,621
Stewart Enterprises Inc. "A"/(1)/            1,100        6,568
Pathmark Stores Inc./(1)/                      274        6,562
EMCOR Group Inc./(1)/                          113        6,554
Spherion Corp./(1)/                            593        6,553
Harland (John H.) Co.                          225        6,541
IHOP Corp./(1)/                                193        6,506
Armor Holdings Inc./(1)/                       240        6,504
Blockbuster Inc.                               277        6,501
Waypoint Financial Corp.                       392        6,484
First Financial Bancorp                        412        6,477
Ionics Inc./(1)/                               202        6,476
JDA Software Group Inc./(1)/                   203        6,472
Cell Genesys Inc./(1)/                         381        6,458
Scholastic Corp./(1)/                          119        6,449
Wausau-Mosinee Paper Corp.                     505        6,444
Kellwood Co.                                   265        6,437
Belden Inc.                                    268        6,386
Forest City Enterprises Inc. "A"               168        6,384
Carpenter Technology Corp.                     220        6,367
Essex Property Trust Inc.                      122        6,366

76                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Enterasys Networks Inc./(1)/                 1,500  $     6,345
Gaylord Entertainment Co. "A"/(1)/             238        6,331
Great Atlantic & Pacific Tea Co./(1)/          227        6,329
Kimball International Inc. "B"                 387        6,312
Kirby Corp./(1)/                               211        6,309
Superior Industries International Inc.         129        6,293
CONMED Corp./(1)/                              251        6,275
Credence Systems Corp./(1)/                    285        6,259
Schulman (A.) Inc.                             341        6,237
Lincoln Electric Holding Inc.                  218        6,228
Arkansas Best Corp./(1)/                       224        6,225
Tower Automotive Inc./(1)/                     443        6,198
Cable Design Technologies Corp./(1)/           464        6,194
GenCorp. Inc.                                  394        6,194
Rite Aid Corp./(1)/                          1,790        6,193
Ariba Inc./(1)/                              1,365        6,183
Hutchinson Technology Inc./(1)/                285        6,147
Reinsurance Group of America Inc.              196        6,137
Ferro Corp.                                    213        6,134
Casey's General Store Inc.                     454        6,129
Commercial Net Lease Realty Inc.               438        6,114
Longview Fibre Co.                             585        6,025
Journal Register Co./(1)/                      284        6,021
W Holding Co. Inc.                             341        6,019
Cumulus Media Inc. "A"/(1)/                    334        5,979
Estee Lauder Companies Inc. "A"                175        5,978
New York Community Bancorp Inc.                216        5,972
NDCHealth Corp.                                164        5,968
Fleming Companies Inc.                         266        5,958
Hollinger International Inc.                   452        5,926
USEC Inc.                                      920        5,888
Glimcher Realty Trust                          317        5,880
Cornerstone Realty Income Trust Inc.           526        5,865
ShopKo Stores Inc./(1)/                        324        5,864
St. Jude Medical Inc./(1)/                      76        5,863
Dycom Industries Inc./(1)/                     390        5,830
Northwest Airlines Corp. "A"/(1)/              305        5,816
Colonial Properties Trust                      168        5,788
Terayon Communication Systems Inc./(1)/        679        5,758
Polaris Industries Inc.                         90        5,733
Presidential Life Corp.                        252        5,733
Church & Dwight Co. Inc.                       194        5,715
Otter Tail Corp.                               184        5,682
American Tower Corp./(1)/                    1,045        5,653
Park Electrochemical Corp.                     194        5,626
Tupperware Corp.                               247        5,619
Boyd Gaming Corp./(1)/                         372        5,595
Unifi Inc./(1)/                                590        5,546
Delphi Financial Group Inc. "A"                141        5,529
Solutia Inc.                                   634        5,516
Pepsi Bottling Group Inc.                      212        5,484
CIBER Inc./(1)/                                597        5,463
Greif Brothers Corp. "A"                       153        5,462
Ruddick Corp.                                  328        5,458
Checkpoint Systems Inc./(1)/                   341        5,439
S&T Bancorp Inc.                               213        5,421
Commercial Metals Co.                          129        5,418
Hollywood Entertainment Corp./(1)/             321        5,393
Taubman Centers Inc.                           358        5,391
Granite Construction Inc.                      219        5,390
Nu Skin Enterprises Inc. "A"                   503        5,387
Mid-State Bancshares                           304        5,378
Vignette Corp./(1)/                          1,560        5,366
PacifiCare Health Systems Inc. "A"/(1)/        305        5,322
Western Digital Corp./(1)/                     854        5,320
PanAmSat Corp./(1)/                            232        5,301
Seacoast Financial Services Corp.              269        5,297
Ticketmaster "B"/(1)/                          179        5,295
BankAtlantic Bancorp Inc. "A"                  407        5,291
Regal-Beloit Corp.                             207        5,289
Murphy Oil Corp.                                55        5,280
FirstFed Financial Corp./(1)/                  201        5,256
Kelly Services Inc. "A"                        185        5,223
Argonaut Group Inc.                            247        5,222
C-COR.net Corp./(1)/                           289        5,202
Arch Coal Inc.                                 243        5,195
Koger Equity Inc.                              289        5,164
Arch Chemicals Inc.                            234        5,160
Swift Transportation Co. Inc./(1)/             235        5,151
ADTRAN Inc./(1)/                               213        5,142
Laclede Group Inc. (The)                       219        5,103
Triumph Group Inc./(1)/                        130        5,096
Bandag Inc.                                    135        5,087
Dollar Thrifty Automotive Group Inc./(1)/      240        5,076
Ecolab Inc.                                    111        5,075
Agere Systems Inc./(1)/                      1,299        5,053
Bowne & Co. Inc.                               359        5,051
Donnelley (R.H.) Corp./(1)/                    166        5,051


Schedules of Investments                                                      77
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Medicis Pharmaceutical Corp. "A"/(1)/           91  $     5,050
WesBanco Inc.                                  211        5,043
Quanex Corp.                                   141        5,006
Oceaneering International Inc./(1)/            172        4,988
Varco International Inc./(1)/                  248        4,985
Harbor Florida Bancshares Inc.                 258        4,948
Bay View Capital Corp./(1)/                    722        4,938
Hearst-Argyle Television Inc./(1)/             198        4,897
Corus Bankshares Inc.                          103        4,896
JDN Realty Corp.                               382        4,882
Glenborough Realty Trust Inc.                  227        4,880
Edwards (J.D.) & Co./(1)/                      270        4,871
Pulitzer Inc.                                   91        4,869
Griffon Corp./(1)/                             290        4,857
NACCO Industries Inc.                           73        4,839
ProAssurance Corp./(1)/                        268        4,837
Pioneer-Standard Electronics Inc.              341        4,825
Baldor Electric Co.                            213        4,814
Flowserve Corp./(1)/                           150        4,801
Smucker (J.M.) Co. (The)                       142        4,800
Chesapeake Corp.                               176        4,778
Hunt (J.B.) Transport Services Inc./(1)/       168        4,776
Alexandria Real Estate Equities Inc.           107        4,772
NCI Building Systems Inc./(1)/                 212        4,770
EastGroup Properties Inc.                      185        4,766
Monaco Coach Corp./(1)/                        196        4,763
Esterline Technologies Corp./(1)/              233        4,753
EarthLink Inc./(1)/                            468        4,750
Crestline Capital Corp./(1)/                   141        4,743
Wellman Inc.                                   288        4,738
Nordson Corp.                                  157        4,734
Chittenden Corp.                               162        4,722
Scotts Co. (The) "A"/(1)/                      103        4,715
Moog Inc. "A"/(1)/                             147        4,704
Genlyte Group Inc. (The)/(1)/                  125        4,695
Methode Electronics Inc. "A"                   377        4,694
Wesco Financial Corp.                           15        4,689
Anthracite Capital Inc.                        406        4,669
Winnebago Industries Inc.                      111        4,661
PAREXEL International Corp./(1)/               290        4,652
REMEC Inc./(1)/                                501        4,634
Input/Output Inc./(1)/                         507        4,614
MacDermid Inc.                                 213        4,614
United States Cellular Corp./(1)/              112        4,592
Roadway Corp.                                  124        4,588
Fleetwood Enterprises Inc.                     424        4,579
URS Corp./(1)/                                 144        4,565
Hancock Holding Co.                             85        4,564
Kulicke & Soffa Industries Inc./(1)/           219        4,557
Jakks Pacific Inc./(1)/                        200        4,550
Vintage Petroleum Inc.                         309        4,542
S1 Corp./(1)/                                  294        4,539
Applebee's International Inc.                  125        4,537
Capital Automotive REIT                        197        4,531
MB Financial Inc.                              150        4,492
Madison Gas & Electric Co.                     158        4,490
Dress Barn Inc./(1)/                           151        4,471
Trust Co. of New Jersey (The)                  189        4,470
Dime Community Bancshares                      145        4,466
Elcor Corp.                                    201        4,462
Philadelphia Consolidated Holding Corp./(1)/   112        4,458
Kaman Corp. "A"                                262        4,441
ProQuest Co./(1)/                              103        4,428
BOK Financial Corp./(1)/                       130        4,407
Cathay Bancorp Inc.                             61        4,398
Albany International Corp. "A"                 145        4,393
Ultratech Stepper Inc./(1)/                    211        4,389
Empire District Electric Co. (The)             205        4,385
Pacific Capital Bancorp                        142        4,381
CMGI Inc./(1)/                               3,225        4,354
Acuity Brands Inc.                             263        4,347
Manitowoc Co. Inc. (The)                       110        4,345
PS Business Parks Inc.                         125        4,344
Crawford & Co. "B"                             320        4,336
Arris Group Inc./(1)/                          465        4,324
Brown Shoe Co. Inc.                            222        4,320
Parker Drilling Co./(1)/                       975        4,319
Schweitzer-Mauduit International Inc.          173        4,299
NetIQ Corp./(1)/                               197        4,297
Pegasus Solutions Inc./(1)/                    232        4,292
Champion Enterprises Inc./(1)/                 536        4,288
SPS Technologies Inc./(1)/                     101        4,279
Forest Oil Corp./(1)/                          144        4,265
Rowan Companies Inc./(1)/                      185        4,262
First Financial Holdings Inc.                  157        4,252
Arrow International Inc.                        90        4,248
Gardner Denver Inc./(1)/                       173        4,238
Metro-Goldwyn-Mayer Inc./(1)/                  255        4,238


78                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
ESCO Technologies Inc./(1)/                    109  $     4,234
California Water Service Group                 165        4,224
Florida Rock Industries Inc.                   105        4,183
RFS Hotel Investors Inc.                       284        4,175
First Federal Capital Corp.                    221        4,166
Bedford Property Investors Inc.                162        4,147
General Cable Corp.                            290        4,141
Boca Resorts Inc. "A"/(1)/                     319        4,128
Anchor BanCorp Wisconsin Inc.                  206        4,126
Thomas Industries Inc.                         141        4,124
Jack in the Box Inc./(1)/                      139        4,121
Sunrise Assisted Living Inc./(1)/              151        4,116
Fremont General Corp.                          674        4,111
PMA Capital Corp. "A"                          179        4,106
South Jersey Industries Inc.                   130        4,102
American States Water Co.                      116        4,089
Sovran Self Storage Inc.                       130        4,086
National Penn Bancshares Inc.                  166        4,079
Stride Rite Corp.                              494        4,076
CACI International Inc. "A"/(1)/               116        4,073
Phillips-Van Heusen Corp.                      288        4,064
Invacare Corp.                                 108        4,061
NBTY Inc./(1)/                                 238        4,060
CNET Networks Inc./(1)/                        740        4,055
Mid-America Apartment Communities, Inc.        155        4,053
Harleysville National Corp.                    174        4,052
NUI Corp.                                      162        4,031
Central Parking Corp.                          175        4,023
Mediacom Communications Corp./(1)/             287        4,021
First Sentinel Bancorp Inc.                    307        4,009
Hudson River Bancorp Inc.                      166        4,006
Sinclair Broadcast Group Inc. "A"/(1)/         295        3,997
Standard Register Co. (The)                    142        3,993
International Multifoods Corp./(1)/            168        3,992
International Game Technology/(1)/              64        3,988
Pacific Northwest Bancorp                      151        3,971
Isle of Capri Casinos Inc./(1)/                215        3,967
Lone Star Steakhouse & Saloon Inc.             189        3,948
Vector Group Ltd.                              138        3,947
Integra Bank Corp.                             202        3,939
NBT Bancorp Inc.                               267        3,936
U.S. Airways Group Inc./(1)/                   610        3,935
OMNOVA Solutions Inc.                          472        3,918
Weis Markets Inc.                              129        3,915
Hovnanian Enterprises Inc. "A"/(1)/            146        3,882
Barnes Group Inc.                              158        3,871
Unova Inc./(1)/                                486        3,869
Safeguard Scientifics Inc./(1)/              1,280        3,853
M/I Schottenstein Homes Inc.                    68        3,852
Chemed Corp.                                   103        3,847
ABM Industries Inc.                            104        3,817
John Nuveen Co. "A"                             69        3,805
First Financial Bankshares Inc.                114        3,786
IRT Property Co.                               327        3,777
PFF Bancorp Inc.                               121        3,775
Unizan Financial Corp.                         199        3,773
Russell Corp.                                  253        3,770
PRG-Schultz International Inc./(1)/            268        3,765
Entravision Communications Corp./(1)/          254        3,759
Nautica Enterprises Inc./(1)/                  247        3,745
Integrated Silicon Solution Inc./(1)/          291        3,742
Landry's Restaurants Inc.                      163        3,742
Burlington Coat Factory Warehouse Corp.        194        3,734
Lexington Corp. Properties Trust               233        3,723
Sola International Inc./(1)/                   251        3,695
BankUnited Financial Corp. "A"/(1)/            246        3,685
AMLI Residential Properties Trust              146        3,682
Steak n Shake Company (The)/(1)/               262        3,681
Mine Safety Appliances Co.                      98        3,680
Community Bank System Inc.                     122        3,678
Action Performance Companies Inc./(1)/          74        3,644
Lance Inc.                                     254        3,632
Inter-Tel Inc.                                 196        3,620
Penn Virginia Corp.                             90        3,614
West Pharmaceutical Services Inc.              119        3,612
Silgan Holdings Inc./(1)/                      108        3,610
National Health Investors Inc.                 247        3,606
Finish Line Inc. (The)/(1)/                    195        3,598
Entertainment Properties Trust                 159        3,593
Alabama National Bancorp                        97        3,574
Senior Housing Properties Trust                248        3,571
Deltic Timber Corp.                            118        3,569
1st Source Corp.                               150        3,552
First Financial Corp.                           81        3,530
Steel Dynamics Inc./(1)/                       215        3,528
Labor Ready Inc./(1)/                          451        3,518
RLI Corp.                                       68        3,516


Schedules of Investments                                                      79
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
American Axle & Manufacturing Holdings
  Inc./(1)/                                    121  $     3,509
Sierra Health Services Inc./(1)/               268        3,505
Sycamore Networks Inc./(1)/                    885        3,496
Trammell Crow Co./(1)/                         241        3,495
Interface Inc. "A"                             547        3,473
American Standard Companies Inc./(1)/           49        3,467
Westcorp Inc.                                  158        3,452
Sylvan Learning Systems Inc./(1)/              122        3,447
Applied Industrial Technologies Inc.           179        3,446
Spartech Corp.                                 140        3,444
Georgia Gulf Corp.                             128        3,437
Playtex Products Inc./(1)/                     316        3,432
ChemFirst Inc.                                 128        3,424
Standard Microsystems Corp./(1)/               148        3,404
Advanta Corp. "A"                              266        3,394
Benchmark Electronics Inc./(1)/                121        3,388
3TEC Energy Corp./(1)/                         198        3,376
Iomega Corp./(1)/                              380        3,367
Alliance Gaming Corp./(1)/                     110        3,358
K-Swiss Inc. "A"                                80        3,358
Local Financial Corp./(1)/                     213        3,353
Equity Inns Inc.                               418        3,344
Alliance Semiconductor Corp./(1)/              290        3,341
Avid Technology Inc./(1)/                      240        3,338
Myers Industries Inc.                          230        3,335
Tredegar Corp.                                 178        3,329
Connecticut Bankshares Inc.                    121        3,326
Nash Finch Co.                                 122        3,325
Aaron Rents Inc. "B"                           145        3,313
Corrections Corp. of America/(1)/              254        3,302
Sterling Bancshares Inc.                       247        3,297
United National Bancorp                        142        3,294
Libbey Inc.                                     85        3,274
WorldCom Inc. - MCI Group                      554        3,274
Cubic Corp.                                     50        3,268
Palm Harbor Homes Inc./(1)/                    157        3,266
Independent Bank Corp.(MA)                     126        3,261
Calgon Carbon Corp.                            389        3,260
Caraustar Industries Inc.                      311        3,250
Financial Federal Corp./(1)/                    99        3,248
Innkeepers USA Trust                           285        3,235
Navigant Consulting Co./(1)/                   499        3,234
Gold Banc Corp. Inc.                           358        3,222
FSI International Inc./(1)/                    287        3,217
Thor Industries Inc.                            68        3,216
DIMON Inc.                                     466        3,215
First Merchants Corp.                          122        3,198
Chateau Communities Inc.                       111        3,189
USG Corp./(1)/                                 455        3,185
Midwest Express Holdings Inc./(1)/             174        3,182
MICROS Systems Inc./(1)/                       125        3,181
Watsco Inc.                                    178        3,177
Cleveland-Cliffs Inc.                          144        3,168
Marcus Corp.                                   196        3,160
Cephalon Inc./(1)/                              50        3,150
Coachmen Industries Inc.                       192        3,130
First Republic Bank/(1)/                       110        3,124
Apogee Enterprises Inc.                        256        3,123
New England Business Service Inc.              121        3,106
Offshore Logistics Inc./(1)/                   144        3,103
Parkway Properties Inc.                         85        3,103
Ryerson Tull Inc.                              283        3,099
Universal American Financial Corp./(1)/        450        3,096
First Bancorp.                                 107        3,092
SkyWest Inc.                                   124        3,091
Crossmann Communities Inc.                      68        3,076
Nortek Inc./(1)/                                85        3,060
Systems & Computer Technology Corp./(1)/       232        3,060
Russ Berrie & Co. Inc.                          95        3,059
Viasys Healthcare Inc./(1)/                    136        3,059
F&M Bancorp                                    113        3,050
Rainbow Technologies Inc./(1)/                 302        3,038
Southwest Bancorp of Texas Inc./(1)/            91        3,034
Universal Forest Products Inc.                 127        3,034
Interpool Inc.                                 162        3,029
Universal Health Realty Income Trust           126        3,027
Sandy Spring Bancorp Inc.                       93        3,018
Riverstone Networks Inc./(1)/                  500        3,000
JP Realty Inc.                                 112        2,996
FreeMarkets Inc./(1)/                          130        2,986
Century Business Services Inc./(1)/            860        2,984
U.S. Industries Inc./(1)/                      785        2,983
Delta & Pine Land Co.                          157        2,978
Haverty Furniture Companies Inc.               173        2,977
Daisytek International Corp./(1)/              187        2,975
O'Reilly Automotive Inc./(1)/                   94        2,968
Arctic Cat Inc.                                147        2,962


80                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
MEMC Electronics Materials Inc./(1)/           500  $     2,950
First Place Financial Corp.                    175        2,949
Hancock Fabrics Inc.                           163        2,942
Spanish Broadcasting System Inc. "A"/(1)/      217        2,940
Genzyme Corp. - Biosurgery Division/(1)/       431        2,935
Touch America Holdings Inc./(1)/               770        2,934
Kroll Inc./(1)/                                176        2,930
Bio-Rad Laboratories Inc. "A"/(1)/              78        2,929
Liberate Technologies/(1)/                     490        2,915
Transaction Systems Architects Inc. "A"/(1)/   255        2,907
RTI International Metals Inc./(1)/             251        2,899
SWS Group Inc.                                 143        2,896
Kramont Realty Trust                           212        2,873
Community Trust Bancorp Inc.                   112        2,871
United Industial Corp.                         129        2,870
CDI Corp./(1)/                                 125        2,869
Pinnacle Systems Inc./(1)/                     360        2,869
AAR Corp.                                      266        2,865
Covance Inc./(1)/                              141        2,859
TBC Corp./(1)/                                 197        2,857
BSB Bancorp Inc.                                95        2,836
Brookline Bancorp Inc.                         166        2,832
Ocwen Financial Corp./(1)/                     429        2,827
City Holding Co./(1)/                          184        2,824
Emisphere Technologies Inc./(1)/               166        2,824
St. Mary Land & Exploration Co.                130        2,822
CSK Auto Corp./(1)/                            298        2,816
Sybase Inc./(1)/                               161        2,813
OceanFirst Financial Corp.                      94        2,809
United Community Financial Corp.               379        2,805
Astec Industries Inc./(1)/                     159        2,794
Information Resources Inc./(1)/                304        2,794
Handleman Co./(1)/                             271        2,783
Dura Automotive Systems Inc./(1)/              145        2,780
Range Resources Corp./(1)/                     535        2,777
Wabash National Corp.                          280        2,772
Simmons First National Corp. "A"                85        2,767
Omega Financial Corp.                           85        2,766
XM Satellite Radio Holdings Inc. "A"/(1)/      200        2,754
School Specialty Inc./(1)/                     103        2,752
Artesyn Technologies Inc./(1)/                 295        2,746
SonicWALL Inc./(1)/                            210        2,738
Watts Industries Inc. "A"                      163        2,738
U.S. Restaurant Properties Inc.                199        2,736
Standex International Corp.                    112        2,735
West Coast Bancorp                             181        2,734
Old Second Bancorp Inc.                         68        2,732
J&J Snack Foods Corp./(1)/                      73        2,729
Ameron International Corp.                      38        2,726
Smith (A.O.) Corp. "B"                         107        2,723
ONI Systems Inc./(1)/                          440        2,715
FMC Technologies Inc./(1)/                     136        2,710
Centex Construction Products Inc.               68        2,705
AMERCO/(1)/                                    155        2,699
Dover Motorsports Inc.                         166        2,696
Insignia Financial Group Inc./(1)/             235        2,691
DVI Inc./(1)/                                  146        2,686
Phoenix Technologies Ltd./(1)/                 196        2,675
Trico Marine Services Inc./(1)/                305        2,675
Certegy Inc./(1)/                               67        2,660
Sturm Ruger & Co. Inc.                         206        2,657
Banner Corp.                                   121        2,655
Trans World Entertainment Corp./(1)/           316        2,654
Tootsie Roll Industries Inc.                    58        2,653
Investors Real Estate Trust                    265        2,650
GBC Bancorp                                     79        2,643
Kansas City Life Insurance Co.                  68        2,638
Peoples Holding Co.                             69        2,636
Encore Wire Corp./(1)/                         159        2,633
CT Communications Inc.                         176        2,622
Stewart Information Services Corp./(1)/        131        2,620
Rock-Tenn Co. "A"                              122        2,617
Bassett Furniture Industries Inc.              127        2,603
Dreyer's Grand Ice Cream Inc.                   63        2,595
Casella Waste Systems Inc. "A"/(1)/            217        2,587
Polycom Inc./(1)/                              105        2,583
SONICblue Inc./(1)/                          1,025        2,583
Milacron Inc.                                  177        2,582
Bank of Granite Corp.                          112        2,576
Global Payments Inc.                            70        2,565
Knight Trading Group Inc./(1)/                 359        2,563
DST Systems Inc./(1)/                           51        2,540
Pilgrim's Pride Corp. "B"                      181        2,538
Analogic Corp.                                  61        2,537
Pericom Semiconductor Corp./(1)/               179        2,531
MTS Systems Corp.                              231        2,529
Port Financial Corp.                            80        2,523


Schedules of Investments                                                      81
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
National Western Life Insurance Company
  "A"/(1)/                                      22  $     2,514
Glatfelter Co.                                 140        2,512
CPB Inc.                                        73        2,508
Magnetek Inc./(1)/                             214        2,504
Net.B@nk Inc./(1)/                             148        2,501
Brooks Automation Inc./(1)/                     55        2,499
American Physicians Capital Inc./(1)/          128        2,496
Sealed Air Corp./(1)/                           53        2,495
UniFirst Corp.                                  99        2,490
Zenith National Insurance Corp.                 85        2,482
Harmonic Inc./(1)/                             212        2,459
Wabtec Corp.                                   164        2,458
Great Lakes REIT Inc.                          145        2,456
CNA Surety Corp.                               163        2,453
Glacier Bancorp Inc.                           108        2,447
CFS Bancorp Inc.                               179        2,443
Farmers Capital Bank Corp.                      69        2,432
Farmer Brothers Co.                              8        2,424
Quanta Services Inc./(1)/                      140        2,421
HEICO Corp.                                    154        2,415
Bally Total Fitness Holding Corp./(1)/         110        2,414
Global Sports Inc./(1)/                        141        2,411
dELiA*s Corp. "A"/(1)/                         378        2,407
First Community Bancshares Inc.                 79        2,405
Pope & Talbot Inc.                             164        2,404
Getty Images Inc./(1)/                          80        2,397
Pennsylvania Real Estate Investment Trust       94        2,397
infoUSA Inc./(1)/                              314        2,396
IBERIABANK Corp.                                69        2,392
Skyline Corp.                                   77        2,391
Lands' End Inc./(1)/                            53        2,378
Cascade Natural Gas Corp.                      112        2,377
Gymboree Corp./(1)/                            161        2,375
Mail-Well Inc./(1)/                            378        2,374
Nuevo Energy Co./(1)/                          159        2,369
Herbalife International Inc. "A"               162        2,367
Garan Inc.                                      44        2,365
FBL Financial Group Inc. "A"                   126        2,362
Stewart & Stevenson Services Inc.              122        2,361
Cirrus Logic Inc./(1)/                         125        2,359
Cambrex Corp.                                   56        2,358
Midas Inc./(1)/                                165        2,353
Robbins & Myers Inc.                            86        2,352
Cole National Corp./(1)/                       123        2,349
Wintrust Financial Corp.                       102        2,343
United Fire & Casualty Co.                      71        2,339
Allen Telecom Inc./(1)/                        350        2,338
Riggs National Corp.                           152        2,333
Imagistics International Inc./(1)/             146        2,321
Steris Corp./(1)/                              111        2,315
Vesta Insurance Group                          385        2,310
Commonwealth Bancorp Inc.                       93        2,307
Southern Peru Copper Corp.                     178        2,305
Penton Media Inc.                              305        2,303
First Indiana Corp.                            118        2,295
Valmont Industries Inc.                        128        2,291
Saul Centers Inc.                              103        2,287
Movie Gallery Inc./(1)/                        133        2,284
Second Bancorp Inc.                             94        2,280
Tompkins Trustco Inc.                           54        2,279
Central Vermont Public Service Corp.           127        2,268
Robert Mondavi Corp. (The) "A"/(1)/             63        2,264
Movado Group Inc.                              103        2,261
Integrated Device Technology Inc./(1)/          68        2,260
Lydall Inc./(1)/                               159        2,255
Cash America International Inc.                256        2,253
First Essex Bancorp Inc.                        74        2,253
DMC Stratex Networks Inc./(1)/                 414        2,252
Navigant International Inc./(1)/               155        2,248
Capital City Bank Group Inc.                    83        2,241
CIRCOR International Inc.                      108        2,241
LSI Industries Inc.                            112        2,214
Consolidated Graphics Inc./(1)/                111        2,209
Frontier Financial Corp.                        83        2,208
Sterling Financial Corp. - PA Shares            93        2,200
Brush Engineered Materials Inc.                173        2,197
Heartland Express Inc./(1)/                    110        2,196
Oriental Financial Group Inc.                  103        2,192
Oregon Steel Mills Inc./(1)/                   288        2,189
Mid Atlantic Realty Trust                      143        2,188
Independent Bank Corp.(MI)                      76        2,186
Wackenhut Corp. (The) "A"/(1)/                  66        2,185
Buckeye Technologies Inc./(1)/                 212        2,184
Kadant Inc./(1)/                               152        2,171
East West Bancorp Inc.                          74        2,167
Seitel Inc./(1)/                               235        2,150


82                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Vail Resorts Inc./(1)/                         101  $     2,144
Sequa Corp. "A"/(1)/                            41        2,140
Standard Commercial Corp.                      111        2,133
Oneida Ltd.                                    142        2,130
American West Holdings Corp. "B"/(1)/          380        2,128
Insurance Auto Auctions Inc./(1)/              127        2,126
Bank Mutual Corp.                              125        2,125
Orbital Sciences Corp./(1)/                    400        2,096
St Francis Capital Corp.                        88        2,086
SEMCO Energy Inc.                              217        2,083
Owens & Minor Inc.                             106        2,082
Electro Rent Corp./(1)/                        151        2,072
Group 1 Automotive Inc./(1)/                    53        2,070
RSA Security Inc./(1)/                         230        2,070
Flushing Financial Corp.                       123        2,069
Umpqua Holdings Corp.                          138        2,064
Building Materials Holdings Corp./(1)/         143        2,059
Octel Corp./(1)/                               109        2,055
Peabody Energy Corp.                            71        2,055
USB Holding Co. Inc.                           121        2,055
Aspect Communications Corp./(1)/               525        2,053
Nextel Partners Inc. "A"/(1)/                  340        2,047
SCM Microsystems Inc./(1)/                     175        2,046
PennFed Financial Services Inc.                 75        2,044
Redwood Trust Inc.                              75        2,042
NS Group Inc./(1)/                             223        2,032
Station Casinos Inc./(1)/                      122        2,031
Friedman Billings Ramsey Group Inc. "A"/(1)/   290        2,030
Mid Atlantic Medical Services Inc./(1)/         71        2,023
Boykin Lodging Co.                             216        2,009
Oxford Industries Inc.                          76        2,006
Rent-Way Inc./(1)/                             237        2,003
Sitel Corp./(1)/                               615        1,999
Championship Auto Racing Teams Inc./(1)/       141        1,990
InFocus Corp./(1)/                             109        1,985
Argosy Gaming Co./(1)/                          54        1,981
Baldwin & Lyons Inc. "B"                        79        1,978
LaSalle Hotel Properties                       122        1,976
W-H Energy Services Inc./(1)/                   91        1,966
German American Bancorp                        117        1,960
Friedman's Inc.                                182        1,956
DiamondCluster International Inc. "A"/(1)/     151        1,951
Fidelity Bankshares Inc.                       108        1,944
NCO Group Inc./(1)/                             70        1,943
Flagstar Bancorp Inc.                           83        1,932
Resource America Inc. "A"                      175        1,930
Columbia Banking System Inc./(1)/              145        1,928
Sykes Enterprises Inc./(1)/                    199        1,928
Comstock Resources Inc./(1)/                   251        1,918
SPSS Inc./(1)/                                 109        1,912
Osmonics Inc./(1)/                             130        1,911
Luby's Inc./(1)/                               280        1,904
Indus International Inc./(1)/                  363        1,895
CUNO Inc./(1)/                                  51        1,893
Applica Inc./(1)/                              220        1,892
Financial Institutions Inc.                     65        1,892
State Auto Financial Corp.                     130        1,892
Chelsea Property Group Inc.                     35        1,891
Corporate Office Properties Trust              144        1,886
Pinnacle Entertainment Inc./(1)/               234        1,886
Integrated Electrical Services Inc./(1)/       375        1,875
Microtune Inc./(1)/                            130        1,868
Pomeroy Computer Resources/(1)/                123        1,867
Vitesse Semiconductor Corp./(1)/               190        1,862
Lakeland Bancorp Inc.                          105        1,854
O'Charley's Inc./(1)/                           86        1,853
Associated Estates Realty Corp.                181        1,852
Brady Corp. "A"                                 51        1,851
Sipex Corp./(1)/                               166        1,843
Spectrian Corp./(1)/                           128        1,833
Aviall Inc./(1)/                               202        1,824
Gorman-Rupp Co. (The)                           68        1,819
Sterling Bancorp - NY Shares                    57        1,818
Atlas Air Worldwide Holdings Inc./(1)/         138        1,817
First Niagara Financial Group Inc.             104        1,814
WSFS Financial Corp.                           100        1,812
Sanderson Farms Inc.                            67        1,809
Supertex Inc./(1)/                              85        1,807
Northwest Bancorp Inc.                         152        1,801
Seaboard Corp.                                   6        1,800
Bell Microproducts Inc./(1)/                   173        1,799
Butler Manufacturing Co.                        67        1,799
Coastal Bancorp Inc.                            52        1,799
Quaker Chemical Corp.                           77        1,798
SJW Corp.                                       22        1,786
ITXC Corp./(1)/                                295        1,785
Credit Acceptance Corp./(1)/                   165        1,782


Schedules of Investments                                                      83
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Lufkin Industries Inc.                          66  $     1,782
Wilson Greatbatch Technologies Inc./(1)/        69        1,774
Swift Energy Co./(1)/                           90        1,773
Stepan Co.                                      66        1,772
Westport Resources Corp./(1)/                   90        1,769
World Wrestling Federation Entertainment
  Inc./(1)/                                    121        1,767
Irwin Financial Corp.                           94        1,759
Littelfuse Inc./(1)/                            71        1,759
Stamps.com Inc./(1)/                           393        1,757
Nu Horizons Electronics Corp./(1)/             177        1,743
Quaker Fabric Corp./(1)/                       156        1,743
Capstead Mortgage Corp.                         90        1,741
Community Banks Inc.                            63        1,741
Roper Industries Inc.                           35        1,741
Crown Media Holdings Inc./(1)/                 140        1,736
Zebra Technologies Corp. "A"/(1)/               32        1,731
Crown American Realty Trust                    176        1,714
Penn Engineering & Manufacturing Corp.          91        1,709
Seacoast Banking Corp. of Florida               36        1,703
Gray Communications Systems Inc.               106        1,698
Santander BanCorp                               86        1,697
Alamosa Holdings Inc./(1)/                     337        1,695
NL Industries Inc.                             102        1,693
North Pittsburgh Systems Inc.                  121        1,693
Choice Hotels International Inc./(1)/           70        1,689
Winston Hotels Inc.                            179        1,683
Acadia Realty Trust                            241        1,675
Avatar Holdings/(1)/                            62        1,674
BKF Capital Group Inc./(1)/                     56        1,672
Salton Inc./(1)/                                84        1,667
Buckle Inc. (The)/(1)/                          68        1,666
First Bancorp North Carolina                    73        1,666
Newfield Exploration Co./(1)/                   45        1,665
Midland Co. (The)                               39        1,661
Three-Five Systems Inc./(1)/                   112        1,660
CSS Industries Inc./(1)/                        51        1,658
Lithia Motors Inc. "A"/(1)/                     67        1,655
PICO Holdings Inc./(1)/                        111        1,654
Foamex International Inc./(1)/                 169        1,648
Roanoke Electric Steel Corp.                   123        1,648
Footstar Inc./(1)/                              54        1,646
Stoneridge Inc./(1)/                           166        1,635
MCSi Inc./(1)/                                 137        1,632
Dionex Corp./(1)/                               67        1,630
Spartan Stores Inc./(1)/                       216        1,624
Young Broadcasting Inc. "A"/(1)/                65        1,624
Kforce Inc./(1)/                               315        1,622
Inktomi Corp./(1)/                             470        1,621
Ixia/(1)/                                      190        1,615
Borland Software Corp./(1)/                    124        1,613
Zomax Inc./(1)/                                219        1,599
Volt Information Sciences Inc./(1)/             85        1,585
Arrow Financial Corp.                           55        1,584
Ivex Packaging Corp./(1)/                       69        1,581
United Auto Group Inc./(1)/                     70        1,578
ResortQuest International Inc./(1)/            215        1,570
Watson Wyatt & Co. Holdings/(1)/                57        1,559
American Medical Systems Holdings
  Inc./(1)/                                     69        1,553
Quaker City Bancorp Inc./(1)/                   49        1,552
Sepracor Inc./(1)/                              80        1,552
Gerber Scientific Inc./(1)/                    211        1,551
American Italian Pasta Co. "A"/(1)/             34        1,544
Armstrong Holdings Inc./(1)/                   495        1,544
SoundView Technology Group Inc./(1)/           681        1,539
Cerner Corp./(1)/                               32        1,527
BancFirst Corp.                                 39        1,525
Maxim Pharmaceuticals Inc./(1)/                286        1,522
Woodhead Industries Inc.                        85        1,513
Hydril Co./(1)/                                 62        1,511
PC-Tel Inc./(1)/                               174        1,505
Answerthink Inc./(1)/                          230        1,497
Proton Energy Systems Inc./(1)/                230        1,495
Medford Bancorp Inc.                            59        1,489
Akamai Technologies Inc./(1)/                  370        1,480
Gibraltar Steel Corp.                           68        1,480
Wild Oats Markets Inc./(1)/                    175        1,479
Technitrol Inc.                                 62        1,478
Lawson Products Inc.                            51        1,470
First Consulting Group Inc./(1)/               147        1,466
PriceSmart Inc./(1)/                            40        1,458
Fisher Communications Inc.                      32        1,456
Riviana Foods Inc.                              68        1,455
Playboy Enterprises Inc. "B"/(1)/               85        1,452
Hain Celestial Group Inc./(1)/                  65        1,446
SCPIE Holdings Inc.                             85        1,443
Maxwell Technologies Inc./(1)/                 155        1,441


84                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
AMCOL International Corp.                      238  $     1,440
Interland Inc./(1)/                            562        1,439
Zoll Medical Corp./(1)/                         37        1,421
U.S. Concrete Inc./(1)/                        216        1,415
Sauer-Danfoss Inc.                             137        1,412
NBC Capital Corp.                               47        1,408
New Century Financial Corp.                     62        1,407
Wyndham International Inc. "A"/(1)/          1,555        1,400
Olin Corp.                                      74        1,391
Instinet Group Inc./(1)/                       213        1,387
Bush Industries Inc. "A"                       108        1,377
Electroglas Inc./(1)/                           81        1,369
Tanger Factory Outlet Centers Inc.              51        1,366
Encompass Services Corp./(1)/                  770        1,363
Mission West Properties Inc.                   104        1,362
Encore Acquisition Co./(1)/                     92        1,357
Keynote Systems Inc./(1)/                      140        1,357
MRO Software Inc./(1)/                         109        1,356
Prosperity Bancshares Inc.                      41        1,335
CVB Financial Corp.                             66        1,331
Mississippi Valley Bancshares Inc.              33        1,327
Smart & Final Inc./(1)/                        128        1,324
IDX Systems Corp./(1)/                          75        1,317
Golden Telecom Inc./(1)/                        85        1,316
Deb Shops Inc.                                  49        1,313
Internet Capital Group Inc./(1)/             2,045        1,309
Alpharma Inc. "A"                               91        1,301
K2 Inc./(1)/                                   199        1,297
Tropical Sportswear International Corp./(1)/    54        1,296
Steinway Musical Instruments Inc./(1)/          67        1,290
Park National Corp.                             13        1,284
Audiovox Corp. "A"/(1)/                        177        1,271
Ladish Co. Inc./(1)/                           114        1,271
Keystone Property Trust                         90        1,269
National Presto Industries Inc.                 44        1,265
Terra Industries Inc./(1)/                     483        1,261
TIBCO Software Inc./(1)/                       107        1,258
Exar Corp./(1)/                                 61        1,253
DoubleClick Inc./(1)/                          104        1,247
Intertrust Technologies Corp./(1)/             982        1,237
Great American Financial Resources Inc.         68        1,227
Boron, LePore & Associates Inc./(1)/           101        1,224
Affiliated Managers Group Inc./(1)/             17        1,221
NRG Energy Inc./(1)/                           101        1,218
Titanium Metals Corp./(1)/                     225        1,215
International Specialty Products Inc./(1)/     126        1,207
Ingles Markets Inc. "A"                        103        1,205
National Service Industries Inc.               115        1,201
R&G Financial Corp. "B"                         60        1,196
Ditech Communications Corp./(1)/               267        1,193
Covenant Transport Inc. "A"/(1)/                81        1,187
AsiaInfo Holdings Inc./(1)/                     89        1,171
Stanley Furniture Co. Inc./(1)/                 36        1,164
Magna Entertainment Corp. "A"/(1)/             143        1,158
SBS Technologies Inc./(1)/                      90        1,150
Acterna Corp./(1)/                             765        1,147
SonoSite Inc./(1)/                              59        1,145
BE Aerospace Inc./(1)/                         115        1,142
Triarc Companies Inc./(1)/                      41        1,140
CTS Corp.                                       70        1,137
Wilsons The Leather Experts Inc./(1)/           95        1,136
Websense Inc./(1)/                              45        1,132
Consolidated Freightways Corp./(1)/            215        1,127
Capstone Turbine Corp./(1)/                    345        1,125
Acclaim Entertainment Inc./(1)/                247        1,121
Men's Wearhouse Inc. (The)/(1)/                 48        1,121
Amtran Inc./(1)/                                80        1,120
Provident Bancorp Inc.                          42        1,113
LodgeNet Entertainment Corp./(1)/               65        1,111
WMS Industries Inc./(1)/                        58        1,102
Del Monte Foods Co./(1)/                       112        1,090
Net2Phone Inc./(1)/                            214        1,087
WebEx Communications Inc./(1)/                  66        1,086
Fred's Inc.                                     30        1,080
Photronics Inc./(1)/                            32        1,079
Aurora Foods Inc./(1)/                         256        1,073
QRS Corp./(1)/                                  90        1,062
TransMontaigne Inc./(1)/                       204        1,061
Hexcel Corp./(1)/                              265        1,060
Actel Corp./(1)/                                51        1,056
McLeodUSA Inc. "A"/(1)/                      5,865        1,056
Standard Motor Products Inc.                    72        1,051
Active Power Inc./(1)/                         200        1,050
Heidrick & Struggles International Inc./(1)/    50        1,040
Infonet Services Corp. "B" ADR/(1)/            465        1,028
Oak Technology Inc./(1)/                        68        1,012
Fedders Corp./(1)/                             337        1,010
Republic Bancorp Inc. "A"                       95        1,002


Schedules of Investments                                                      85
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                       Shares      Value
------------------------------------------------------------------

COMMON STOCKS (Continued)
------------------------------------------------------------------
Avant! Corp./(1)/                                 50  $     1,001
Anaren Microwave Inc./(1)/                        68          988
Papa John's International Inc./(1)/               35          976
Airtran Holdings Inc./(1)/                       161          974
Stein Mart Inc./(1)/                              97          971
Urban Outfitters Inc./(1)/                        41          957
Alaska Communications Systems Group
  Inc./(1)/                                      127          952
hi/fn Inc./(1)/                                   80          944
Guess ? Inc./(1)/                                119          926
Intermagnetics General Corp./(1)/                 34          926
RailAmerica Inc./(1)/                             88          926
Value City Department Stores Inc./(1)/           218          916
Artisan Components Inc./(1)/                      55          913
OTG Software Inc./(1)/                           105          906
National Beverage Corp./(1)/                      68          904
Alico Inc.                                        31          903
CPI Corp.                                         54          888
Republic Bancshares Inc./(1)/                     51          873
US Unwired Inc. "A"/(1)/                         158          872
IGEN International Inc./(1)/                      23          871
Castle (A.M.) & Co.                               80          867
Liqui-Box Corp.                                   13          866
Regent Communications Inc./(1)/                  105          865
Gartner Inc. "A"/(1)/                             67          864
Intergraph Corp./(1)/                             49          863
NYMAGIC Inc.                                      45          855
NMS Communications Corp./(1)/                    200          852
NetRatings Inc./(1)/                              70          848
Churchill Downs Inc.                              23          845
Numerical Technologies Inc./(1)/                  62          838
Mesaba Holdings Inc./(1)/                         94          836
Selectica Inc./(1)/                              216          834
Value Line Inc.                                   17          833
Meritage Corp./(1)/                               13          831
Exelixis Inc./(1)/                                60          827
Agile Software Corp./(1)/                         68          823
Asyst Technologies Inc./(1)/                      45          819
Mesa Air Group Inc./(1)/                          73          818
Roxio Inc./(1)/                                   36          817
PRI Automation Inc./(1)/                          35          816
ZixIt Corp./(1)/                                 125          815
Charles River Laboratories International
  Inc./(1)/                                       26          806
MasTec Inc./(1)/                                 100          805
Allscripts Healthcare Solutions Inc./(1)/        126          794
Newpark Resources Inc./(1)/                      102          791
Mestek Inc./(1)/                                  35          782
Crossroads Systems Inc./(1)/                     220          781
Callon Petroleum Co./(1)/                        100          780
WatchGuard Technologies Inc./(1)/                124          776
Witness Systems Inc./(1)/                         55          774
Rayovac Corp./(1)/                                50          773
EEX Corp./(1)/                                   375          772
Speedway Motorsports Inc./(1)/                    27          770
Valhi Inc.                                        68          765
Royal Bancshares of Pennsylvania "A"              38          760
Wackenhut Corrections Corp./(1)/                  50          750
Xanser Corp./(1)/                                280          750
Wolverine Tube Inc./(1)/                          86          748
DRS Technologies Inc./(1)/                        18          747
Ambassadors International Inc./(1)/               87          744
Talbots Inc. (The)                                21          743
Texas Regional Bancshares Inc. "A"                17          742
Energy Partners Ltd./(1)/                         92          737
Trikon Technologies Inc./(1)/                     50          734
Allegiance Telecom Inc./(1)/                     240          720
Perini Corp./(1)/                                125          719
Chiles Offshore Inc./(1)/                         31          713
TiVo Inc./(1)/                                   134          710
NTELOS Inc./(1)/                                 170          697
Turnstone Systems Inc./(1)/                      144          693
Oil States International Inc./(1)/                63          680
7-Eleven Inc./(1)/                                61          680
Arden Group Inc. "A"/(1)/                         10          670
UbiquiTel Inc./(1)/                              273          669
Key3Media Group Inc./(1)/                        145          666
Magnum Hunter Resources Inc./(1)/                 85          664
Pegasus Communications Corp./(1)/                220          664
McMoRan Exploration Co./(1)/                     200          660
Cohu Inc.                                         23          655
Prime Group Realty Trust                          85          651
UnitedGlobalCom Inc. "A"/(1)/                    120          649
Troy Financial Corp.                              24          642
OSCA Inc./(1)/                                    23          641
Tennant Co.                                       15          629

86                                    2002 iShares Annual Report to Shareholders
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                       Shares        Value
-------------------------------------------------------------------

COMMON STOCKS (Continued)
-------------------------------------------------------------------
I-many Inc./(1)/                                 126  $       625
Remington Oil & Gas Corp./(1)/                    31          625
VA Systems Inc./(1)/                             367          624
Infogrames Inc./(1)/                             100          619
Cooper Companies Inc.                             13          616
Datascope Corp.                                   21          616
KCS Energy Inc./(1)/                             197          615
PLX Technology Inc./(1)/                          50          610
Inrange Technologies Corp./(1)/                   75          606
Centennial Bancorp                                74          591
Proxim Corp. "A"/(1)/                            244          585
Kendle International Inc./(1)/                    31          576
SLI Inc.                                         225          574
Federal-Mogul Corp./(1)/                         705          571
Global Imaging Systems Inc./(1)/                  31          570
Metromedia Fiber Network Inc. "A"/(1)/         5,705          570
Hickory Tech Corp.                                35          569
Priceline.com Inc./(1)/                          108          565
WestPoint Stevens Inc.                           254          561
Embarcadero Technologies Inc./(1)/                40          546
Bethlehem Steel Corp./(1)/                     1,205          542
Kana Software Inc./(1)/                           30          540
Internap Network Services Corp./(1)/             700          539
Citizens Inc./(1)/                                50          537
CorVel Corp./(1)/                                 18          537
Celeritek Inc./(1)/                               52          536
CommScope Inc./(1)/                               30          522
Western Gas Resources Inc.                        14          521
Walter Industries Inc.                            39          514
EDEN Bioscience Corp./(1)/                       213          511
Newmark Homes Corp./(1)/                          30          511
NATCO Group Inc. "A"/(1)/                         63          510
Tremont Corp.                                     18          504
Burnham Pacific Properties Inc.                  294          497
Catalytica Energy Systems Inc./(1)/              145          489
Peco II Inc./(1)/                                 98          488
Recoton Corp./(1)/                               109          488
RCN Corp./(1)/                                   344          485
Brightpoint Inc./(1)/                            523          476
Revlon Inc. "A"/(1)/                              72          467
AmeriPath Inc./(1)/                               17          456
On Command Corp./(1)/                            100          455
Medallion Financial Corp.                         58          451
BMC Industries Inc.                              265          437
Sunrise Telecom Inc./(1)/                        139          431
General Communication Inc. "A"/(1)/               49          426
Richardson Electronics Ltd.                       35          425
Boston Beer Co Inc. "A"/(1)/                      28          423
United Natural Foods Inc./(1)/                    17          423
City Bank                                         17          421
ANADIGICS Inc./(1)/                               34          420
Lindsay Manufacturing Co.                         17          414
Millennium Cell Inc./(1)/                        103          409
Sorrento Networks Corp./(1)/                     155          397
Liberty Livewire Corp. "A"/(1)/                   68          393
InterMune Inc./(1)/                               13          391
Synplicity Inc./(1)/                              50          390
Wireless Facilities Inc./(1)/                     65          390
CompX International Inc.                          31          386
Lexicon Genetics Inc./(1)/                        40          378
Tetra Technologies Inc./(1)/                      13          378
Maui Land & Pineapple Co. Inc./(1)/               18          369
SureBeam Corporation "A"/(1)/                     66          366
Ocular Sciences Inc./(1)/                         13          364
ValueVision International Inc. "A"/(1)/           17          353
Dobson Communications Corp. "A"/(1)/             111          350
Quiksilver Inc./(1)/                              16          350
Register.com/(1)/                                 39          350
CCBT Financial Companies Inc.                     13          348
Nature's Sunshine Products Inc.                   31          348
Genuity Inc./(1)/                                395          344
Antigenics Inc./(1)/                              24          336
Holly Corp.                                       18          334
SpectraSite Holdings Inc./(1)/                   300          321
Comdisco Inc./(1)/                               960          317
Cato Corp. "A"                                    14          312
Global Power Equipment Group Inc./(1)/            25          312
Pharmacyclics Inc./(1)/                           40          312
Specialty Laboratories Inc./(1)/                  13          311
Divine Inc. "A"/(1)/                             618          309
Conestoga Enterprises Inc.                        10          303
LightPath Technologies Inc. "A"/(1)/             195          302
AT&T Latin America Corp./(1)/                    200          300
WJ Communications Inc./(1)/                       90          293
Caminus Corp./(1)/                                13          292
Fairchild Corp. (The) "A"/(1)/                   115          290
NTL Inc./(1)/                                  1,910          287

Schedules of Investments                                                      87
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
American Management Systems Inc./(1)/           15  $       280
H Power Corp./(1)/                             110          280
Student Loan Corp.                               3          275
C&D Technologies Inc.                           13          273
SupportSoft Inc./(1)/                           90          272
America Online Latin America Inc. "A"/(1)/     120          270
Equity One Inc.                                 20          269
Boston Communications Group Inc./(1)/           31          267
Cygnus Inc./(1)/                                68          266
Berry Petroleum Co. "A"                         17          263
Gulf Island Fabrication Inc./(1)/               17          255
Lexar Media Inc./(1)/                           90          243
CoSine Communications Inc./(1)/                200          230
Loudcloud Inc./(1)/                            100          229
Midway Games Inc./(1)/                          17          229
Universal Access Global Holdings Inc./(1)/     150          227
iBasis Inc./(1)/                               260          221
Tuesday Morning Corp./(1)/                      10          204
Metromedia International Group Inc./(1)/       655          203
Southwestern Energy Co./(1)/                    16          201
VerticalNet Inc./(1)/                          281          197
EXE Technologies Inc./(1)/                      90          193
Copper Mountain Networks Inc./(1)/             200          190
Merix Corp./(1)/                                10          187
SignalSoft Corp./(1)/                          108          187
Simpson Manufacturing Co. Inc./(1)/              3          183
Spiegel Inc. "A"                               126          173
FileNET Corp./(1)/                              10          171
Middlesex Water Co.                              7          163
Great Southern Bancorp Inc.                      5          159
Covanta Energy Corp./(1)/                      218          157
Covansys Corp./(1)/                             18          135
NewPower Holdings Inc./(1)/                    360          133
Oglebay Norton Co.                              13          131
American Realty Investors Inc./(1)/             18          127
National Golf Properties Inc.                   17          126
Kaiser Aluminum Corp./(1)/                     340          122
New Horizons Worldwide Inc./(1)/                10          120
Pumatech Inc./(1)/                              90          120
Choice One Communications Inc./(1)/             67          109
Peregrine Pharmaceuticals Inc./(1)/             50          109
Pemstar Inc./(1)/                               10           96
CoStar Group Inc./(1)/                           4           91
Centennial Communications Corp. "A"/(1)/        17           61
Uniroyal Technology Corp./(1)/                 105           53
NEON Communications Inc./(1)/                   90           42
Engage Inc./(1)/                               150           37
Tellium Inc./(1)/                               13           30
Adelphia Business Solutions Inc./(1)/          563           23
---------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $61,616,593)                                  66,604,892
---------------------------------------------------------------

SHORT TERM INSTRUMENTS - 2.22%
---------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     875,682      875,682
Dreyfus Money Market Fund                  256,999      256,999
Goldman Sachs Financial Square Prime
  Obligation Fund                           80,131       80,131
Providian Temp Cash Money Market Fund      267,279      267,279
---------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,480,091)                                    1,480,091
---------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 102.06%
(Cost $63,096,684)                                   68,084,983
---------------------------------------------------------------

Other Assets, Less Liabilities -- (2.06%)            (1,373,049)
---------------------------------------------------------------

NET ASSETS -- 100.00%                               $66,711,934
===============================================================
/(1)/  Non-income earning securities.

See notes to financial statements.

88                                    2002 iShares Annual Report to Shareholders
iShares Russell 2000 Index Fund
Schedule of Investments
March 31, 2002



Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS - 99.83%
----------------------------------------------------------------------
Dean Foods Co./(1)/                            126,587  $    9,585,168
Ball Corp.                                     165,868       7,832,287
Owens-Illinois Inc./(1)/                       426,509       7,250,653
Michaels Stores Inc./(1)/                      191,285       7,230,573
New York Community Bancorp Inc.                235,868       6,521,750
Alliant Techsystems Inc./(1)/                   62,993       6,424,656
Furniture Brands International Inc./(1)/       157,834       5,753,049
NVR Inc./(1)/                                   17,885       5,642,718
Pier 1 Imports Inc.                            272,070       5,601,921
ArvinMeritor Inc.                              194,268       5,546,351
Edwards (J.D.) & Co./(1)/                      301,905       5,446,366
KB HOME                                        119,301       5,177,663
Colonial BancGroup Inc. (The)                  336,166       5,015,597
Pennzoil-Quaker State Co.                      232,331       4,988,147
Dial Corp. (The)                               276,441       4,981,467
Greater Bay Bancorp                            145,760       4,973,331
IKON Office Solutions Inc.                     416,850       4,885,482
Edwards Lifesciences Corp./(1)/                173,098       4,838,089
BorgWarner Inc.                                 76,837       4,834,584
Career Education Corp./(1)/                    121,936       4,828,666
Independence Community Bank Corp.              171,298       4,818,613
United Dominion Realty Trust Inc.              302,718       4,795,053
StanCorp Financial Group Inc.                   86,549       4,760,195
Lee Enterprises Inc.                           128,647       4,747,074
Renal Care Group Inc./(1)/                     143,332       4,701,290
BancorpSouth Inc.                              237,081       4,675,237
IMC Global Inc.                                315,711       4,656,737
Affiliated Managers Group Inc./(1)/             64,693       4,646,898
Harman International Industries Inc.            94,160       4,646,796
RPM Inc.                                       298,514       4,641,893
CBRL Group Inc.                                161,968       4,611,229
Donaldson Co. Inc.                             113,806       4,576,139
GlobeSpanVirata Inc./(1)/                      306,665       4,575,442
Harsco Corp.                                   116,718       4,568,343
Ryder System Inc.                              154,625       4,567,623
TriQuint Semiconductor Inc./(1)/               379,547       4,558,359
Hawaiian Electric Industries Inc.              103,388       4,550,106
AmerUs Group Co.                               117,214       4,506,878
Sierra Pacific Resources                       297,499       4,489,260
Coventry Health Care Inc./(1)/                 171,041       4,447,066
Cymer Inc./(1)/                                 89,517       4,445,414
Fisher Scientific International Inc./(1)/      157,757       4,432,972
Scholastic Corp./(1)/                           81,604       4,422,121
AGCO Corp./(1)/                                193,040       4,405,173
Dillards Inc. "A"                              183,410       4,376,163
Ruby Tuesday Inc.                              187,924       4,369,233
Weingarten Realty Investors                     84,739       4,355,585
Accredo Health Inc./(1)/                        76,049       4,355,326
IndyMac Bancorp Inc./(1)/                      175,450       4,333,615
BRE Properties Inc. "A"                        133,248       4,331,892
Highwoods Properties Inc.                      154,070       4,327,826
Varian Semiconductor Equipment
  Associates Inc./(1)/                          95,598       4,301,910
Roper Industries Inc.                           86,229       4,289,030
Polaris Industries Inc.                         67,111       4,274,971
Citizens Banking Corp.                         131,351       4,264,967
Rayonier Inc.                                   79,818       4,252,703
First American Corp.                           199,032       4,235,401
LifePoint Hospitals Inc./(1)/                  114,428       4,229,259
Hudson United Bancorp                          132,241       4,206,586
Zebra Technologies Corp. "A"/(1)/               77,205       4,176,018
Performance Food Group Co./(1)/                127,539       4,165,424
Flowserve Corp./(1)/                           129,658       4,150,353
Adaptec Inc./(1)/                              308,862       4,129,485
First Midwest Bancorp Inc.                     141,693       4,114,765
Brown & Brown Inc.                             130,588       4,100,463
Cheesecake Factory (The)/(1)/                  110,814       4,089,037
Camden Property Trust                          104,465       4,086,671
Peoples Energy Corp.                           103,388       4,071,419
Crompton Corp.                                 329,416       4,068,288
York International Corp.                       113,317       4,068,080
Novell Inc./(1)/                             1,036,935       4,033,677
Westamerica Bancorp                             93,926       4,015,337
Steris Corp./(1)/                              191,400       3,992,604
Andrew Corp./(1)/                              238,263       3,986,140
Cooper Tire & Rubber Co.                       183,576       3,974,420
Pittston Brink's Group                         158,186       3,970,469
RGS Energy Group Inc.                          101,024       3,965,192
Annaly Mortgage Management Inc.                232,698       3,951,212
Mid Atlantic Medical Services Inc./(1)/        138,173       3,937,931
Zale Corp./(1)/                                 96,923       3,935,074
PETsMART Inc./(1)/                             288,421       3,910,989
Corporate Executive Board Co. (The)/(1)/       103,831       3,894,805
Philadelphia Suburban Corp.                    165,689       3,893,692

Schedules of Investments                                                      89
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
First Industrial Realty Trust Inc.               113,518  $    3,887,991
La-Z-Boy Inc.                                    141,086       3,872,811
LTX Corp./(1)/                                   141,973       3,860,246
Carlisle Companies Inc.                           88,286       3,859,864
Whitney Holding Corp.                             77,182       3,848,295
Scios Inc./(1)/                                  132,628       3,836,928
GTECH Holdings Corp./(1)/                         78,537       3,828,679
Raymond James Financial Inc.                     111,482       3,816,029
Dole Food Co.                                    122,809       3,807,079
AGL Resources Inc.                               161,978       3,806,483
WGL Holdings Inc.                                141,586       3,803,000
Charles River Laboratories International
  Inc./(1)/                                      122,470       3,796,570
Transkaryotic Therapies Inc./(1)/                 87,546       3,768,855
Global Payments Inc.                             102,552       3,758,531
CEC Entertainment Inc./(1)/                       81,033       3,743,725
Credence Systems Corp./(1)/                      169,457       3,721,276
Swift Transportation Co. Inc./(1)/               169,438       3,714,081
United Bancshares Inc.                           125,670       3,711,035
Graco Inc.                                        90,828       3,710,324
Titan Corp. (The)/(1)/                           179,103       3,698,477
Doral Financial Corp.                            108,717       3,690,942
Healthcare Realty Trust Inc.                     121,201       3,679,662
Kennametal Inc.                                   90,583       3,662,271
Commercial Federal Corp.                         135,131       3,635,024
Perot Systems Corp. "A"/(1)/                     181,891       3,628,725
THQ Inc./(1)/                                     73,772       3,622,205
Silicon Valley Bancshares/(1)/                   119,428       3,612,697
Post Properties Inc.                             107,345       3,606,792
Thomas & Betts Corp.                             169,490       3,586,408
CenterPoint Properties Corp.                      66,268       3,581,785
AMETEK Inc.                                       95,831       3,565,872
FNB Corp.                                        121,582       3,562,353
WPS Resources Corp.                               90,008       3,549,916
W.R. Berkley Corp.                                61,670       3,544,792
United Stationers Inc./(1)/                       93,030       3,544,443
Applebee's International Inc.                     97,445       3,537,253
Covance Inc./(1)/                                173,761       3,523,873
Cytec Industries Inc./(1)/                       115,742       3,520,872
Macromedia Inc./(1)/                             171,618       3,504,440
PNM Resources Inc.                               114,099       3,498,275
Ryland Group Inc.                                 38,685       3,489,387
Avocent Corp./(1)/                               130,070       3,484,575
DQE Inc.                                         162,972       3,472,933
Varian Inc./(1)/                                  91,388       3,467,261
Wiley (John) & Sons Inc. "A"                     132,189       3,463,352
Western Digital Corp./(1)/                       552,347       3,441,122
NDCHealth Corp.                                   94,437       3,436,562
Tupperware Corp.                                 150,806       3,430,837
Developers Diversified Realty Corp.              163,162       3,426,402
O'Reilly Automotive Inc./(1)/                    108,003       3,409,655
Fair Isaac and Co. Inc.                           53,751       3,407,276
HRPT Properties Trust                            375,557       3,380,013
American Greetings Corp. "A"                     185,862       3,373,395
Airgas Inc./(1)/                                 167,439       3,365,524
Park National Corp.                               33,806       3,338,343
Techne Corp./(1)/                                121,011       3,336,273
Timken Co. (The)                                 144,333       3,332,649
Corn Products International Inc.                 103,086       3,319,369
Idex Corp.                                        89,634       3,316,458
AptarGroup Inc.                                   94,550       3,313,977
Chico's FAS Inc./(1)/                             98,147       3,307,537
Direct Focus Inc./(1)/                            86,611       3,295,530
Toll Brothers Inc./(1)/                           65,985       3,289,352
Louisiana-Pacific Corp.                          304,943       3,275,088
Alexander & Baldwin Inc.                         118,406       3,269,190
Staten Island Bancorp Inc.                       165,465       3,256,351
Washington Real Estate Investment Trust          113,056       3,250,360
ONEOK Inc.                                       155,575       3,243,739
Neurocrine Biosciences Inc./(1)/                  79,511       3,227,351
Jack in the Box Inc./(1)/                        108,482       3,216,491
Shurgard Storage Centers Inc. "A"                 94,817       3,214,296
Copart Inc./(1)/                                 178,898       3,209,430
Linens 'N Things Inc./(1)/                       104,990       3,205,345
Alfa Corp.                                       114,414       3,192,151
Piedmont Natural Gas Co.                          89,526       3,187,126
Realty Income Corp.                               95,913       3,184,312
Jeffries Group Inc.                               66,059       3,184,044
Sensient Technologies Corp.                      138,056       3,178,049
Chesapeake Energy Corp./(1)/                     409,226       3,167,409
Church & Dwight Co. Inc.                         106,732       3,144,325
Trinity Industries Inc.                          128,626       3,126,898
Key Energy Services Inc./(1)/                    291,631       3,126,284
Federal Signal Corp.                             131,739       3,124,849
Crown Cork & Seal Co. Inc./(1)/                  347,434       3,109,534
Activision Inc./(1)/                             104,038       3,103,454
AnnTaylor Stores Corp./(1)/                       71,682       3,098,096
Ohio Casualty Corp./(1)/                         163,465       3,096,027
Regis Corp.                                      107,969       3,031,770
Universal Corp.                                   76,939       3,028,319
Worthington Industries Inc.                      196,814       3,023,063
99 Cents Only Stores/(1)/                         78,828       3,022,266

90                                    2002 iShares Annual Report to Shareholders
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
ITT Educational Services Inc./(1)/              67,060  $    3,017,700
Mueller Industries Inc./(1)/                    85,758       3,000,672
Lancaster Colony Corp.                          80,961       2,998,795
Minerals Technologies Inc.                      57,148       2,998,556
Kulicke & Soffa Industries Inc./(1)/           143,347       2,983,051
Getty Images Inc./(1)/                          99,531       2,981,949
Forest City Enterprises Inc. "A"                78,259       2,973,842
Veeco Instruments Inc./(1)/                     83,905       2,936,675
Province Healthcare Co./(1)/                    92,321       2,933,038
Stericycle Inc./(1)/                            46,844       2,930,608
Gartner Inc. "A"/(1)/                          227,164       2,930,416
Electro Scientific Industries Inc./(1)/         79,767       2,923,461
Ascential Software Corp./(1)/                  756,481       2,912,452
Apria Healthcare Group Inc./(1)/               118,757       2,910,734
Briggs & Stratton Corp.                         63,108       2,902,968
Cleco Corp.                                    121,213       2,896,991
Respironics Inc./(1)/                           89,282       2,892,737
Education Management Corp./(1)/                 68,363       2,882,868
Elantec Semiconductor Inc./(1)/                 67,393       2,882,399
Arbitron Inc./(1)/                              85,220       2,880,436
Plexus Corp./(1)/                              121,947       2,877,949
Electronics For Imaging Inc./(1)/              156,853       2,870,410
Bob Evans Farms Inc.                           101,296       2,858,573
American Capital Strategies Ltd.                92,275       2,856,834
Black Box Corp./(1)/                            58,902       2,852,035
Documentum Inc./(1)/                           111,711       2,843,045
Coherent Inc./(1)/                              83,643       2,835,498
Atmos Energy Corp.                             119,808       2,827,469
Susquehanna Bancshares Inc.                    114,806       2,810,451
Manitowoc Co. Inc. (The)                        70,812       2,797,074
Atlantic Coast Airlines
  Holdings Inc./(1)/                           116,570       2,795,349
Commerce Group Inc.                             72,117       2,790,928
Nationwide Health Properties Inc.              138,050       2,781,708
Potlatch Corp.                                  82,474       2,778,549
Oshkosh Truck Corp.                             48,748       2,773,761
Cambrex Corp.                                   65,391       2,752,961
Macerich Co. (The)                              91,301       2,752,725
PolyOne Corp.                                  225,537       2,751,551
S1 Corp./(1)/                                  178,069       2,749,385
Kansas City Southern Industries Inc.           172,321       2,746,797
Circuit City Stores Inc. -
  CarMax Group/(1)/                            105,860       2,737,540
USFreightways Corp.                             77,105       2,732,601
Fleming Companies Inc.                         121,825       2,728,880
Cousins Properties Inc.                        104,538       2,723,215
Cognex Corp./(1)/                               93,701       2,722,951
Millennium Chemicals Inc.                      184,756       2,721,456
Kronos Inc./(1)/                                57,859       2,718,216
Community First Bankshares Inc.                104,465       2,701,465
Federal Realty Investment Trust                105,086       2,697,558
Diagnostic Products Corp.                       62,394       2,695,421
Too Inc./(1)/                                   91,394       2,695,209
Prentiss Properties Trust                       91,150       2,690,748
Waste Connections Inc./(1)/                     80,029       2,681,772
La Quinta Corp./(1)/                           375,041       2,681,543
TrustCo Bank Corp. NY                          207,585       2,679,922
Hughes Supply Inc.                              68,735       2,677,916
Horace Mann Educators Corp.                    118,872       2,675,809
Superior Industries International Inc.          54,789       2,672,607
Health Care REIT Inc.                           95,369       2,662,702
Keane Inc./(1)/                                156,134       2,662,085
Brooks Automation Inc./(1)/                     58,503       2,658,376
MSC Industrial Direct Co. Inc. "A"/(1)/        115,922       2,654,614
Tom Brown Inc./(1)/                             97,104       2,650,939
Downey Financial Corp.                          57,908       2,640,605
NPS Pharmaceuticals Inc./(1)/                   80,750       2,634,873
IDEXX Laboratories Inc./(1)/                    98,116       2,633,433
InterMune Inc./(1)/                             87,531       2,632,057
Lincoln Electric Holding Inc.                   91,880       2,625,012
Donnelley (R.H.) Corp./(1)/                     86,198       2,623,005
CommScope Inc./(1)/                            150,161       2,612,801
Reckson Associates Realty Corp.                105,903       2,611,568
Insight Enterprises Inc./(1)/                  114,994       2,603,464
Photronics Inc./(1)/                            77,038       2,598,492
NetIQ Corp./(1)/                               118,879       2,592,751
Hyperion Solutions Corp./(1)/                   95,830       2,588,368
Alaska Air Group Inc./(1)/                      77,430       2,577,645
Banta Corp.                                     72,143       2,576,227
Hilb Rogal & Hamilton Co.                       82,482       2,573,438
Chittenden Corp.                                88,217       2,571,526
SL Green Realty Corp.                           76,258       2,562,269
Intergraph Corp./(1)/                          145,172       2,556,479
Imation Corp./(1)/                              96,323       2,555,449
VISX Inc./(1)/                                 143,429       2,532,956
Blyth Inc.                                      95,387       2,529,663
Southwest Bancorp of Texas Inc./(1)/            75,753       2,525,605
IDT Corp./(1)/                                 124,685       2,517,390
Texas Industries Inc.                           61,040       2,514,848
ATMI Inc./(1)/                                  79,898       2,512,792
Photon Dynamics Inc./(1)/                       49,365       2,512,185


Schedules of Investments                                                      91
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
UGI Corp.                                       80,128  $    2,511,212
Sylvan Learning Systems Inc./(1)/               88,811       2,508,911
Pediatrix Medical Group Inc./(1)/               61,400       2,502,664
Price Communications Corp./(1)/                140,629       2,480,696
Longs Drug Stores Corp.                         88,841       2,475,999
Fuller (H.B.) Co.                               82,561       2,472,702
Harland (John H.) Co.                           84,838       2,466,241
Chelsea Property Group Inc.                     45,571       2,462,657
Airborne Inc.                                  140,550       2,458,219
South Financial Group Inc. (The)               120,584       2,453,884
Cell Therapeutics Inc./(1)/                     98,550       2,446,996
Silicon Graphics Inc./(1)/                     574,541       2,441,799
US Oncology Inc./(1)/                          276,635       2,437,154
Charming Shoppes Inc./(1)/                     307,560       2,435,875
FactSet Research Systems Inc.                   60,316       2,433,751
Seacor Smit Inc./(1)/                           49,655       2,433,095
Stone Energy Corp./(1)/                         62,765       2,432,144
Argosy Gaming Co./(1)/                          65,920       2,418,605
Claire's Stores Inc.                           123,295       2,401,787
Terex Corp./(1)/                               106,210       2,400,346
Newport Corp.                                  100,399       2,399,536
Ralcorp Holdings Inc./(1)/                      87,404       2,377,389
New Jersey Resources Corp.                      78,432       2,371,784
CAL Dive International Inc./(1)/                95,129       2,368,712
Ligand Pharmaceuticals Inc. "B"/(1)/           120,021       2,366,814
Advanced Digital Information Corp./(1)/        181,807       2,365,309
Silicon Storage Technology Inc./(1)/           224,037       2,363,590
Dreyer's Grand Ice Cream Inc.                   57,338       2,361,752
Tecumseh Products Co. "A"                       44,297       2,361,030
Sonic Corp./(1)/                                91,803       2,360,255
Trimeris Inc./(1)/                              54,630       2,360,016
Pacific Capital Bancorp                         76,493       2,359,809
Choice Hotels International Inc./(1)/           97,749       2,358,683
Legato Systems Inc./(1)/                       261,477       2,355,908
MPS Group Inc./(1)/                            268,029       2,345,254
CV Therapeutics Inc./(1)/                       64,646       2,340,185
Spinnaker Exploration Co./(1)/                  56,151       2,338,689
UCAR International Inc./(1)/                   164,520       2,336,184
M.D.C. Holdings Inc.                            53,438       2,308,522
Incyte Genomics Inc./(1)/                      193,858       2,306,910
Collins & Aikman Corp./(1)/                    343,999       2,304,793
El Paso Electric Co./(1)/                      147,128       2,302,553
Werner Enterprises Inc.                        109,837       2,301,085
Thornbury Mortgage Inc.                        114,749       2,299,570
Anixter International Inc./(1)/                 77,567       2,298,310
Hollywood Entertainment Corp./(1)/             136,099       2,286,463
Media General Inc. "A"                          35,942       2,282,317
Invacare Corp.                                  60,610       2,278,936
LNR Property Corp.                              64,975       2,278,673
Exar Corp./(1)/                                110,926       2,278,420
Powerwave Technologies Inc./(1)/               177,016       2,278,196
ADVO Inc./(1)/                                  53,899       2,276,694
Ferro Corp.                                     79,018       2,275,718
American Management Systems Inc./(1)/          121,735       2,274,132
Zoran Corp./(1)/                                51,998       2,271,273
Harleysville Group Inc.                         85,876       2,268,844
CH Energy Group Inc.                            47,785       2,267,398
First Commonwealth Financial Corp.             170,619       2,258,996
Aeroflex Inc./(1)/                             175,082       2,251,555
Wallace Computer Services Inc.                 111,322       2,248,704
G&K Services Inc. "A"                           60,351       2,248,678
Granite Construction Inc.                       91,277       2,246,327
Ventas Inc.                                    176,773       2,236,178
Men's Wearhouse Inc. (The)/(1)/                 95,740       2,235,529
Digital Insight Corp./(1)/                      81,117       2,234,773
American Italian Pasta Co. "A"/(1)/             49,121       2,230,093
Sybron Dental Specialties Inc./(1)/            110,754       2,226,155
KV Pharmaceuticals Co. "B"/(1)/                 67,983       2,223,044
Otter Tail Corp.                                71,971       2,222,429
Avant! Corp./(1)/                              110,884       2,221,007
Mentor Corp.                                    61,428       2,216,322
Pep Boys-Manny, Moe & Jack Inc.                132,722       2,208,494
Gables Residential Trust                        70,926       2,202,252
Modine Manufacturing Co.                        81,588       2,202,060
Western Gas Resources Inc.                      59,119       2,200,409
Matthews International Corp. "A"                87,648       2,199,965
Landstar System Inc./(1)/                       23,656       2,195,277
Florida Rock Industries Inc.                    54,945       2,189,009
Aztar Corp./(1)/                                99,868       2,187,109
Kaydon Corp.                                    80,914       2,184,678
Essex Property Trust Inc.                       41,792       2,180,707
CACI International Inc. "A"/(1)/                62,036       2,178,084
Wolverine World Wide Inc.                      121,279       2,176,958
eFunds Corp./(1)/                              135,364       2,172,592
Energen Corp.                                   81,994       2,168,741
Take-Two Interactive Software Inc./(1)/        107,495       2,160,650
AmeriPath Inc./(1)/                             80,577       2,159,464
Avista Corp.                                   138,971       2,158,220
Pan Pacific Retail Properties Inc.              70,357       2,150,813
Cabot Oil & Gas Corp. "A"                       86,807       2,149,341


92                                    2002 iShares Annual Report to Shareholders
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
Toro Co.                                        36,025  $    2,147,090
UMB Financial Corp.                             50,047       2,146,015
NBTY Inc./(1)/                                 125,740       2,145,124
Southwest Gas Corp.                             85,674       2,141,850
Ryan's Family Steak Houses Inc./(1)/            89,091       2,138,184
Action Performance Companies Inc./(1)/          43,388       2,136,859
Stillwater Mining Co./(1)/                     113,218       2,134,159
Aspen Technology Inc./(1)/                      92,824       2,125,670
Eclipsys Corp./(1)/                            129,503       2,125,144
CBL & Associates Properties Inc.                60,068       2,123,404
UICI/(1)/                                      111,918       2,120,846
Perrigo Co./(1)/                               177,296       2,118,687
International Bancshares Corp.                  47,923       2,114,842
Christopher & Banks Corp./(1)/                  64,349       2,113,865
BARRA Inc./(1)/                                 34,895       2,113,590
Scotts Co. (The) "A"/(1)/                       46,152       2,112,839
Technitrol Inc.                                 88,436       2,108,314
Pathmark Stores Inc./(1)/                       87,910       2,105,445
UIL Holdings Corp.                              36,206       2,103,569
American Medical Systems Holdings Inc./(1)/     93,211       2,098,180
Coinstar Inc./(1)/                              62,193       2,095,282
Vintage Petroleum Inc.                         142,480       2,094,456
Oak Technology Inc./(1)/                       140,554       2,091,444
CLARCOR Inc.                                    65,314       2,090,048
Immunomedics Inc./(1)/                         110,125       2,087,970
Standard-Pacific Corp.                          74,287       2,087,465
Dycom Industries Inc./(1)/                     139,525       2,085,899
Pacific Sunwear of California Inc./(1)/         84,761       2,085,121
InFocus Corp./(1)/                             114,026       2,076,413
Nordson Corp.                                   68,795       2,074,169
MKS Instruments Inc./(1)/                       60,303       2,064,775
Northwest Natural Gas Co.                       73,565       2,060,556
Tetra Tech Inc./(1)/                           143,555       2,051,401
UCBH Holdings Inc.                              56,840       2,045,103
Beverly Enterprises Inc./(1)/                  283,482       2,041,070
PSS World Medical Inc./(1)/                    207,979       2,038,194
Regeneron Pharmaceuticals Inc./(1)/             81,436       2,035,086
Kilroy Realty Corp.                             72,052       2,032,587
Tesoro Petroleum Corp./(1)/                    144,406       2,028,904
Sonic Automotive Inc./(1)/                      67,592       2,026,408
Evergreen Resources Inc./(1)/                   48,575       2,025,577
Plantronics Inc./(1)/                           96,724       2,023,466
Albemarle Corp.                                 73,290       2,019,872
JDA Software Group Inc./(1)/                    63,221       2,015,485
Meristar Hospitality Corp.                     110,339       2,013,687
Storage USA Inc.                                47,233       2,011,653
Interstate Bakeries Corp.                       82,940       2,007,977
DRS Technologies Inc./(1)/                      48,275       2,002,930
East West Bancorp Inc.                          68,343       2,001,766
Acuity Brands Inc.                             120,718       1,995,469
Selective Insurance Group Inc.                  74,400       1,986,480
FreeMarkets Inc./(1)/                           86,447       1,985,688
Chemical Financial Corp.                        65,796       1,971,906
Cooper Companies Inc.                           41,573       1,970,560
Alpha Industries Inc./(1)/                     129,121       1,969,095
Regency Centers Corp.                           67,849       1,968,978
Liberty Corp.                                   49,248       1,961,055
Curtiss Wright Corp.                            29,457       1,958,890
Home Properties of NY Inc.                      56,841       1,958,172
Borland Software Corp./(1)/                    150,501       1,958,018
Fred's Inc.                                     54,353       1,956,708
Beazer Homes USA Inc./(1)/                      25,230       1,956,586
ABM Industries Inc.                             53,146       1,950,458
Advanced Energy Industries Inc./(1)/            54,193       1,948,780
Jones Lang LaSalle Inc./(1)/                    87,906       1,947,118
Owens & Minor Inc.                              98,925       1,942,887
Isis Pharmaceuticals Inc./(1)/                 120,794       1,942,368
Overseas Shipholding Group Inc.                 79,830       1,939,869
Alexandria Real Estate Equities Inc.            43,461       1,938,361
Republic Bancorp Inc.                          138,244       1,935,416
Amylin Pharmaceuticals Inc./(1)/               192,688       1,928,807
Impath Inc./(1)/                                46,940       1,926,418
Olin Corp.                                     102,283       1,922,920
Unit Corp./(1)/                                105,111       1,922,480
Reliance Steel & Aluminum Co.                   69,591       1,920,016
MSC.Software Corp./(1)/                         83,336       1,916,728
Yellow Corp./(1)/                               72,380       1,910,108
Smucker (J.M.) Co. (The)                        56,295       1,902,771
Brady Corp. "A"                                 52,380       1,901,394
Asyst Technologies Inc./(1)/                   104,283       1,897,951
Georgia Gulf Corp.                              70,659       1,897,194
MAF Bancorp Inc.                                53,761       1,895,075
Rambus Inc./(1)/                               242,643       1,890,189
Entegris Inc./(1)/                             117,003       1,889,598
Harmonic Inc./(1)/                             162,507       1,885,081
Flowers Foods Inc./(1)/                         74,009       1,885,009
C-COR.net Corp./(1)/                           104,696       1,884,528
ESS Technology Inc./(1)/                        90,784       1,882,860
LandAmerica Financial Group Inc.                54,250       1,878,678

Schedules of Investments                                                      93
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
Florida East Coast Industries Inc.              66,326  $    1,877,689
UniSource Energy Corp.                          91,501       1,872,110
Oceaneering International Inc./(1)/             64,455       1,869,195
Haemonetics Corp./(1)/                          58,744       1,864,535
FelCor Lodging Trust Inc.                       87,654       1,862,647
Charter Municipal Mortgage Acceptance Co.      117,890       1,860,304
Liberate Technologies/(1)/                     311,378       1,852,699
Interactive Data Corp./(1)/                    105,070       1,843,978
Delta & Pine Land Co.                           96,115       1,823,302
JLG Industries Inc.                            123,089       1,821,717
Bio-Rad Laboratories Inc. "A"/(1)/              48,514       1,821,701
First Citizens BancShares Inc. "A"              17,659       1,818,171
Panera Bread Co. "A"/(1)/                       28,532       1,817,774
Summit Properties Inc.                          74,170       1,817,165
EMCOR Group Inc./(1)/                           31,319       1,816,502
Triumph Group Inc./(1)/                         46,201       1,811,079
Administaff Inc./(1)/                           65,406       1,807,168
IHOP Corp./(1)/                                 53,406       1,800,316
Group 1 Automotive Inc./(1)/                    45,910       1,792,785
P.F. Chang's China Bistro Inc./(1)/             26,878       1,790,881
Cerus Corp./(1)/                                33,292       1,783,452
First Bancorp.                                  61,513       1,777,726
Texas Regional Bancshares Inc. "A"              40,637       1,774,211
Footstar Inc./(1)/                              58,183       1,774,000
Woodward Governor Co.                           25,776       1,773,389
SangStat Medical Corp./(1)/                     65,978       1,772,169
Southern Union Co./(1)/                         96,237       1,763,062
NorthWestern Corp.                              80,079       1,761,738
Provident Bankshares Corp.                      73,348       1,760,352
Helix Technology Corp.                          69,515       1,760,120
Sun Communities Inc.                            44,755       1,758,872
FileNET Corp./(1)/                             102,901       1,758,578
St. Mary Land & Exploration Co.                 80,998       1,758,467
Genesco Inc./(1)/                               63,707       1,756,402
SCP Pool Corp./(1)/                             55,745       1,750,393
Paxar Corp./(1)/                               103,860       1,750,041
Brandywine Realty Trust                         73,146       1,748,189
Mercury Computer Systems Inc./(1)/              54,667       1,747,157
OfficeMax Inc./(1)/                            312,272       1,742,478
HNC Software Inc./(1)/                         103,659       1,741,471
Kopin Corp./(1)/                               191,140       1,741,285
Plains Resource Inc./(1)/                       69,979       1,741,078
Hooper Holmes Inc.                             165,915       1,740,448
Patina Oil & Gas Corp.                          55,144       1,738,139
Capitol Federal Financial                       76,598       1,738,009
CONMED Corp./(1)/                               69,164       1,729,100
Insituform Technologies Inc. "A"/(1)/           68,373       1,727,786
Westport Resources Corp./(1)/                   87,926       1,727,746
Wausau-Mosinee Paper Corp.                     135,247       1,725,752
Libbey Inc.                                     44,778       1,724,849
S&T Bancorp Inc.                                67,742       1,724,034
Cable Design Technologies Corp./(1)/           128,942       1,721,376
Prime Hospitality Corp./(1)/                   130,786       1,719,836
Cost Plus Inc./(1)/                             62,792       1,718,140
Cell Genesys Inc./(1)/                         101,196       1,715,272
Belden Inc.                                     71,820       1,711,471
Chateau Communities Inc.                        59,423       1,707,223
Bally Total Fitness Holding Corp./(1)/          77,677       1,705,010
ProQuest Co./(1)/                               39,643       1,704,253
Cohu Inc.                                       59,798       1,703,645
Armor Holdings Inc./(1)/                        62,729       1,699,956
Gaylord Entertainment Co. "A"/(1)/              63,836       1,698,038
Waypoint Financial Corp.                       102,521       1,695,697
Spherion Corp./(1)/                            153,061       1,691,324
AMCORE Financial Inc.                           71,799       1,687,994
Tower Automotive Inc./(1)/                     120,251       1,682,311
Lone Star Technologies Inc./(1)/                73,671       1,680,436
First Charter Corp.                             89,988       1,680,076
SurModics Inc./(1)/                             38,532       1,679,995
Stewart Enterprises Inc. "A"/(1)/              281,303       1,679,660
Arkansas Best Corp./(1)/                        60,151       1,671,596
Lennox International Inc.                      126,300       1,669,686
Integrated Circuit Systems Inc./(1)/            81,710       1,666,884
Dianon Systems Inc./(1)/                        25,637       1,663,308
Hot Topic Inc./(1)/                             79,461       1,660,724
Flir Systems Inc./(1)/                          34,666       1,655,301
Grey Wolf Inc./(1)/                            417,039       1,651,474
CUNO Inc./(1)/                                  44,429       1,649,204
First Financial Bancorp                        104,647       1,645,051
Information Holdings Inc./(1)/                  57,068       1,643,558
Carpenter Technology Corp.                      56,720       1,641,477
Station Casinos Inc./(1)/                       98,200       1,635,030
Ionics Inc./(1)/                                50,996       1,634,932
Journal Register Co./(1)/                       77,102       1,634,562
Secure Computing Corp./(1)/                     83,328       1,634,062
Manhattan Associates Inc./(1)/                  42,739       1,628,356
Cathay Bancorp Inc.                             22,582       1,628,162
Monaco Coach Corp./(1)/                         66,915       1,626,035
Kirby Corp./(1)/                                54,322       1,624,228
Maverick Tube Corp./(1)/                        99,346       1,621,327
American Financial Holdings Inc.                60,822       1,618,473
Kellwood Co.                                    66,442       1,613,876

94                                    2002 iShares Annual Report to Shareholders
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
PRI Automation Inc./(1)/                        68,959  $    1,607,365
Benchmark Electronics Inc./(1)/                 57,381       1,606,668
Frontier Oil Corp.                              74,741       1,605,437
C&D Technologies Inc.                           76,215       1,602,039
Kimball International Inc. "B"                  98,196       1,601,577
FEI Co./(1)/                                    44,951       1,598,008
AmSurg Corp./(1)/                               58,694       1,597,064
Overture Services Inc./(1)/                     57,184       1,596,577
Priceline.com Inc./(1)/                        305,254       1,596,478
EGL Inc./(1)/                                  100,560       1,593,876
Hutchinson Technology Inc./(1)/                 73,848       1,592,901
Rare Hospitality International Inc./(1)/        62,629       1,592,029
ILEX Oncology Inc./(1)/                         92,108       1,589,784
Exelixis Inc./(1)/                             115,029       1,586,250
Charlotte Russe Holding Inc./(1)/               60,978       1,581,769
SonicWALL Inc./(1)/                            120,713       1,574,098
Syncor International Corp./(1)/                 57,701       1,572,352
Great Atlantic & Pacific Tea Co./(1)/           56,308       1,569,867
Frontier Airlines Inc./(1)/                     85,450       1,565,444
Schulman (A.) Inc.                              85,343       1,560,923
Casey's General Store Inc.                     115,570       1,560,195
Winnebago Industries Inc.                       37,146       1,559,761
InterDigital Communications Corp./(1)/         162,591       1,559,248
Arrow International Inc.                        32,988       1,557,034
Baldor Electric Co.                             68,843       1,555,852
IGEN International Inc./(1)/                    41,020       1,553,838
Symyx Technologies Inc./(1)/                    75,030       1,549,370
Progress Software Corp./(1)/                    85,237       1,546,199
Cornerstone Realty Income Trust Inc.           138,559       1,544,933
Teledyne Technologies Inc./(1)/                 93,043       1,542,653
Longview Fibre Co.                             149,265       1,537,430
Cumulus Media Inc. "A"/(1)/                     85,837       1,536,482
CVB Financial Corp.                             76,141       1,535,003
FuelCell Energy Inc./(1)/                       96,515       1,521,076
Gene Logic Inc./(1)/                            78,086       1,519,554
Hain Celestial Group Inc./(1)/                  68,271       1,519,030
Terayon Communication Systems Inc./(1)/        179,100       1,518,768
USEC Inc.                                      236,881       1,516,038
Vector Group Ltd.                               52,840       1,511,224
Martek Biosciences Corp./(1)/                   47,924       1,508,600
AstroPower Inc./(1)/                            36,015       1,503,986
Delphi Financial Group Inc. "A"                 38,142       1,495,548
Concurrent Computer Corp./(1)/                 179,760       1,493,806
Rogers Corp./(1)/                               44,970       1,493,454
Mills Corp.                                     53,331       1,491,135
Lands' End Inc./(1)/                            33,199       1,489,639
Newpark Resources Inc./(1)/                    192,171       1,489,325
ADTRAN Inc./(1)/                                61,476       1,484,031
NCO Group Inc./(1)/                             53,358       1,481,218
Verity Inc./(1)/                                83,746       1,480,629
Veritas DGC Inc./(1)/                           87,486       1,479,388
Ruddick Corp.                                   88,739       1,476,617
Albany Molecular Research Inc./(1)/             61,578       1,476,025
Gentiva Health Services Inc./(1)/               59,538       1,474,161
Colonial Properties Trust                       42,694       1,470,808
InterCept Inc./(1)/                             40,426       1,465,442
Spanish Broadcasting System Inc. "A"/(1)/      108,077       1,464,443
Power Integrations Inc./(1)/                    76,749       1,462,068
Cubist Pharmaceuticals Inc./(1)/                78,788       1,456,002
PacifiCare Health Systems Inc. "A"/(1)/         83,135       1,450,706
GenCorp. Inc.                                   91,857       1,443,992
Presidential Life Corp.                         63,353       1,441,281
CTS Corp.                                       88,418       1,436,792
Alliance Gaming Corp./(1)/                      47,036       1,436,009
Wet Seal Inc. "A"/(1)/                          40,940       1,428,397
ShopKo Stores Inc./(1)/                         78,783       1,425,972
DSP Group Inc./(1)/                             69,625       1,425,224
Regal-Beloit Corp.                              55,774       1,425,026
Commercial Net Lease Realty Inc.               102,024       1,424,255
Forward Air Corp./(1)/                          44,989       1,423,902
Stewart & Stevenson Services Inc.               73,538       1,422,960
Grey Global Group Inc.                           2,088       1,421,928
Commercial Metals Co.                           33,803       1,419,726
Seacoast Financial Services Corp.               71,980       1,417,286
TeleTech Holdings Inc./(1)/                    105,338       1,414,689
INAMED Corp./(1)/                               42,857       1,409,995
Park Electrochemical Corp.                      48,516       1,406,964
W Holding Co. Inc.                              79,531       1,403,722
Quanex Corp.                                    39,502       1,402,321
Koger Equity Inc.                               78,319       1,399,561
Quiksilver Inc./(1)/                            63,846       1,396,950
Sunrise Assisted Living Inc./(1)/               51,157       1,394,540
Dollar Thrifty Automotive Group Inc./(1)/       65,844       1,392,601
Silicon Image Inc./(1)/                        162,747       1,389,859
Unifi Inc./(1)/                                147,672       1,388,117
Albany International Corp. "A"                  45,761       1,386,558
WD-40 Co.                                       45,982       1,384,978


Schedules of Investments                                                      95
iShares Russell 2000 Index Fund
Schedule of investments (continued)
March 31, 2002


Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
ValueVision International Inc. "A"/(1)/         66,597  $    1,381,888
PRG-Schultz International Inc./(1)/             98,151       1,379,022
Ocular Sciences Inc./(1)/                       49,221       1,378,331
Sterling Bancshares Inc.                       103,182       1,377,480
Arris Group Inc./(1)/                          148,060       1,376,958
Checkpoint Systems Inc./(1)/                    86,227       1,375,321
Actel Corp./(1)/                                66,378       1,374,688
Crawford & Co. "B"                             101,406       1,374,051
E.piphany Inc./(1)/                            181,457       1,371,815
General Cable Corp.                             96,005       1,370,951
Manufactured Home Communities Inc.              41,520       1,370,160
Sandy Spring Bancorp Inc.                       42,178       1,368,676
Glimcher Realty Trust                           73,780       1,368,619
Heartland Express Inc./(1)/                     68,398       1,365,224
WesBanco Inc.                                   57,050       1,363,495
Noven Pharmaceuticals Inc./(1)/                 65,672       1,362,037
Bowne & Co. Inc.                                96,784       1,361,751
Microsemi Corp./(1)/                            83,335       1,360,027
CIBER Inc./(1)/                                148,485       1,358,638
Enzo Biochem Inc./(1)/                          66,976       1,356,924
Metro One Telecommunications Inc./(1)/          53,261       1,350,166
Iomega Corp./(1)/                              152,289       1,349,281
Dionex Corp./(1)/                               55,379       1,347,371
MacDermid Inc.                                  62,134       1,345,822
Greif Brothers Corp. "A"                        37,635       1,343,569
Nu Skin Enterprises Inc. "A"                   125,404       1,343,077
Atrix Laboratories Inc./(1)/                    58,689       1,336,349
Madison Gas & Electric Co.                      46,951       1,334,347
Littelfuse Inc./(1)/                            53,829       1,333,344
Philadelphia Consolidated
  Holding Corp./(1)/                            33,469       1,332,066
Pinnacle Systems Inc./(1)/                     167,009       1,331,062
Argonaut Group Inc.                             62,964       1,331,059
Simpson Manufacturing Co. Inc./(1)/             21,732       1,328,912
Swift Energy Co./(1)/                           67,446       1,328,686
Pegasus Solutions Inc./(1)/                     71,818       1,328,633
Moog Inc. "A"/(1)/                              41,519       1,328,608
RehabCare Group Inc./(1)/                       46,398       1,322,343
FTI Consulting Inc./(1)/                        42,672       1,321,979
FirstFed Financial Corp./(1)/                   50,492       1,320,366
W-H Energy Services Inc./(1)/                   61,113       1,320,041
Kelly Services Inc. "A"                         46,648       1,316,873
Crestline Capital Corp./(1)/                    38,986       1,311,489
Genlyte Group Inc. (The)/(1)/                   34,908       1,311,144
DMC Stratex Networks Inc./(1)/                 240,457       1,308,086
Griffon Corp./(1)/                              77,914       1,305,060
Boyd Gaming Corp./(1)/                          86,657       1,303,321
MICROS Systems Inc./(1)/                        51,206       1,303,193
Commerce One Inc./(1)/                         833,809       1,300,742
Thomas Industries Inc.                          44,466       1,300,631
Arch Chemicals Inc.                             58,908       1,298,921
Boston Private Financial Holdings Inc.          48,486       1,297,000
F5 Networks Inc./(1)/                           55,713       1,294,770
Superior Energy Services Inc./(1)/             128,620       1,293,917
Wellman Inc.                                    78,424       1,290,075
Pulitzer Inc.                                   24,079       1,288,227
Hunt (J.B.) Transport Services Inc./(1)/        45,289       1,287,566
Roadway Corp.                                   34,796       1,287,452
Immunogen Inc./(1)/                            116,289       1,287,319
Laclede Group Inc. (The)                        55,184       1,285,787
Trust Co. of New Jersey (The)                   54,313       1,284,502
Bruker Daltonics Inc./(1)/                     133,739       1,281,220
ProBusiness Services Inc./(1)/                  59,280       1,278,670
National Penn Bancshares Inc.                   52,031       1,278,402
Microtune Inc./(1)/                             88,878       1,277,177
Frontier Financial Corp.                        47,982       1,276,321
Taubman Centers Inc.                            84,612       1,274,257
Roxio Inc./(1)/                                 55,992       1,270,458
Inktomi Corp./(1)/                             367,934       1,269,372
Anthracite Capital Inc.                        110,295       1,268,392
Alpharma Inc. "A"                               88,458       1,264,949
Dime Community Bancshares                       40,962       1,261,630
BankAtlantic Bancorp Inc. "A"                   96,976       1,260,688
Corus Bankshares Inc.                           26,499       1,259,497
Elcor Corp.                                     56,693       1,258,585
NACCO Industries Inc.                           18,972       1,257,654
URS Corp./(1)/                                  39,527       1,253,006
Bay View Capital Corp./(1)/                    182,822       1,250,502
Itron Inc./(1)/                                 41,985       1,249,054
Mid-State Bancshares                            70,491       1,246,986
Capital Automotive REIT                         54,114       1,244,622
Bandag Inc.                                     33,009       1,243,779
Anchor BanCorp Wisconsin Inc.                   62,072       1,243,302
Harleysville National Corp.                     53,363       1,242,824
Franklin Electric Co. Inc.                      24,410       1,236,611
Esterline Technologies Corp./(1)/               60,576       1,235,750
School Specialty Inc./(1)/                      46,216       1,234,892
Net.B@nk Inc./(1)/                              73,067       1,234,832
Mobile Mini Inc./(1)/                           38,345       1,233,942
Senior Housing Properties Trust                 85,565       1,232,136


96                                    2002 iShares Annual Report to Shareholders
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
Gymboree Corp./(1)/                             83,512  $    1,231,802
Atwood Oceanics Inc./(1)/                       26,818       1,230,946
Methode Electronics Inc. "A"                    98,870       1,230,932
Websense Inc./(1)/                              48,871       1,229,594
Jakks Pacific Inc./(1)/                         54,012       1,228,773
Commonwealth Telephone Enterprises
  Inc./(1)/                                     32,104       1,227,978
JDN Realty Corp.                                95,998       1,226,854
Genta Inc./(1)/                                 73,081       1,225,568
Echelon Corp./(1)/                              68,074       1,225,332
ESCO Technologies Inc./(1)/                     31,479       1,222,644
Ultratech Stepper Inc./(1)/                     58,763       1,222,270
SOURCECORP Inc./(1)/                            41,358       1,219,647
Unizan Financial Corp.                          64,277       1,218,692
REMEC Inc./(1)/                                131,549       1,216,828
Glenborough Realty Trust Inc.                   56,578       1,216,427
Digene Corp./(1)/                               34,020       1,216,215
Midway Games Inc./(1)/                          90,345       1,216,044
Pre-Paid Legal Services Inc./(1)/               42,532       1,214,714
webMethods Inc./(1)/                            70,482       1,214,405
Empire District Electric Co. (The)              56,755       1,213,989
Trimble Navigation Ltd./(1)/                    72,963       1,213,375
MB Financial Inc.                               40,511       1,213,304
Input/Output Inc./(1)/                         133,051       1,210,764
Harbor Florida Bancshares Inc.                  63,001       1,208,359
OshKosh B'Gosh Inc. "A"                         28,189       1,208,181
UnitedGlobalCom Inc. "A"/(1)/                  223,247       1,207,766
Rudolph Technologies Inc./(1)/                  27,946       1,206,149
Steel Dynamics Inc./(1)/                        73,414       1,204,724
Chesapeake Corp.                                44,302       1,202,799
ProAssurance Corp./(1)/                         66,617       1,202,437
Papa John's International Inc./(1)/             43,080       1,201,070
SPS Technologies Inc./(1)/                      28,296       1,198,902
EastGroup Properties Inc.                       46,509       1,198,072
Dress Barn Inc./(1)/                            40,451       1,197,754
Systems & Computer Technology Corp./(1)/        90,778       1,197,362
Hancock Holding Co.                             22,052       1,184,192
Transaction Systems Architects Inc.
  "A"/(1)/                                     103,194       1,176,412
Walter Industries Inc.                          88,989       1,171,985
PAREXEL International Corp./(1)/                73,040       1,171,562
Corinthian Colleges Inc./(1)/                   23,137       1,169,575
Barnes Group Inc.                               47,602       1,166,249
Thoratec Labs Corp./(1)/                       106,317       1,164,171
Computer Network Technology Corp./(1)/          87,757       1,160,148
Touch America Holdings Inc./(1)/               303,340       1,155,725
Pharmaceutical Resources Inc./(1)/              54,521       1,155,300
BOK Financial Corp./(1)/                        34,006       1,152,803
CIMA Labs Inc./(1)/                             43,080       1,148,082
Central Parking Corp.                           49,904       1,147,293
ANSYS Inc./(1)/                                 42,211       1,143,918
Pioneer-Standard Electronics Inc.               80,831       1,143,759
RFS Hotel Investors Inc.                        77,390       1,137,633
Hovnanian Enterprises Inc. "A"/(1)/             42,774       1,137,361
Sovran Self Storage Inc.                        35,901       1,128,368
Offshore Logistics Inc./(1)/                    52,343       1,127,992
Sapient Corp./(1)/                             237,438       1,127,831
Champion Enterprises Inc./(1)/                 140,927       1,127,416
Intermagnetics General Corp./(1)/               41,207       1,122,891
MAXIMUS Inc./(1)/                               36,491       1,121,368
Vicor Corp./(1)/                                66,305       1,120,555
Parker Drilling Co./(1)/                       252,315       1,117,755
Tweeter Home Entertainment Group Inc./(1)/      56,902       1,112,434
Entertainment Properties Trust                  49,068       1,108,937
Kaman Corp. "A"                                 65,304       1,106,903
Tennant Co.                                     26,401       1,106,730
Nautica Enterprises Inc./(1)/                   72,865       1,104,633
Fleetwood Enterprises Inc.                     102,193       1,103,684
Speedway Motorsports Inc./(1)/                  38,699       1,103,308
PMA Capital Corp. "A"                           48,013       1,101,418
WMS Industries Inc./(1)/                        57,885       1,099,815
Korn/Ferry International/(1)/                  110,500       1,099,475
Alexion Pharmaceuticals Inc./(1)/               46,756       1,099,234
Bedford Property Investors Inc.                 42,850       1,096,960
Young Broadcasting Inc. "A"/(1)/                43,835       1,095,437
Heidrick & Struggles
  International Inc./(1)/                       52,646       1,095,037
ANADIGICS Inc./(1)/                             88,733       1,094,965
California Pizza Kitchen Inc./(1)/              43,770       1,094,688
Lone Star Steakhouse & Saloon Inc.              52,376       1,094,135
On Assignment Inc./(1)/                         61,116       1,093,976
Neose Technologies Inc./(1)/                    34,048       1,091,238
Headwaters Inc./(1)/                            71,271       1,090,446
South Jersey Industries Inc.                    34,499       1,088,443
Standard Register Co. (The)                     38,651       1,086,866
PS Business Parks Inc.                          31,232       1,085,312
InfoSpace Inc./(1)/                            713,014       1,083,781
Boca Resorts Inc. "A"/(1)/                      83,646       1,082,379

Schedules of Investments                                                      97
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
Agile Software Corp./(1)/                       89,345  $    1,081,074
Read-Rite Corp./(1)/                           351,769       1,079,931
Mid-America Apartment Communities, Inc.         41,262       1,079,001
Airtran Holdings Inc./(1)/                     177,988       1,076,827
International Multifoods Corp./(1)/             45,308       1,076,518
Schweitzer-Mauduit International Inc.           43,306       1,076,154
Hudson River Bancorp Inc.                       44,543       1,074,823
Shuffle Master Inc./(1)/                        51,874       1,071,717
Wabtec Corp.                                    71,481       1,071,500
Ivex Packaging Corp./(1)/                       46,610       1,068,301
ArthroCare Corp./(1)/                           59,161       1,065,490
Student Loan Corp.                              11,629       1,065,216
Federal Agricultural Mortgage Corp./(1)/        23,922       1,064,529
Maxygen Inc./(1)/                               84,982       1,063,975
Edison Schools Inc./(1)/                        76,413       1,062,141
Pacific Northwest Bancorp                       40,319       1,060,390
First Financial Holdings Inc.                   39,138       1,059,857
Ixia/(1)/                                      124,526       1,058,471
Penn National Gaming Inc./(1)/                  30,222       1,058,374
Per-Se Technologies Inc./(1)/                   87,420       1,056,034
NCI Building Systems Inc./(1)/                  46,852       1,054,170
Rent-A-Center Inc./(1)/                         20,633       1,054,140
California Water Service Group                  41,131       1,052,954
PFF Bancorp Inc.                                33,743       1,052,782
O'Charley's Inc./(1)/                           48,839       1,052,480
Gardner Denver Inc./(1)/                        42,813       1,048,918
NBT Bancorp Inc.                                71,142       1,048,633
First Financial Bankshares Inc.                 31,528       1,047,045
Landry's Restaurants Inc.                       45,520       1,045,139
Knight Transportation Inc./(1)/                 49,433       1,045,014
Unova Inc./(1)/                                131,111       1,043,644
Electroglas Inc./(1)/                           61,572       1,040,567
Isle of Capri Casinos Inc./(1)/                 56,331       1,039,307
aaiPharma Inc./(1)/                             28,905       1,038,846
AsiaInfo Holdings Inc./(1)/                     78,914       1,038,508
American States Water Co.                       29,439       1,037,725
ChipPAC Inc./(1)/                              105,641       1,037,395
DDi Corp./(1)/                                 121,397       1,035,516
Safeguard Scientifics Inc./(1)/                343,946       1,035,277
DiamondCluster International
  Inc. "A"/(1)/                                 80,061       1,034,388
Lexington Corp. Properties Trust                64,608       1,032,436
Topps Co. (The)/(1)/                           107,282       1,029,907
IRT Property Co.                                89,129       1,029,440
Children's Place Retail Stores
  Inc. (The)/(1)/                               31,129       1,027,257
NYFIX Inc./(1)/                                 68,657       1,027,109
Netegrity Inc./(1)/                             69,299       1,024,932
Financial Federal Corp./(1)/                    31,171       1,022,721
Tetra Technologies Inc./(1)/                    35,142       1,020,875
Fremont General Corp.                          167,267       1,020,329
NUI Corp.                                       40,886       1,017,244
Alamosa Holdings Inc./(1)/                     202,230       1,017,217
Adolor Corp./(1)/                               90,895       1,013,479
Russell Corp.                                   67,987       1,013,006
United National Bancorp                         43,618       1,011,938
Electronics Boutique Holdings Corp./(1)/        29,293       1,011,487
Paxson Communications Corp./(1)/                92,236       1,010,907
Stride Rite Corp.                              122,520       1,010,790
Apogee Enterprises Inc.                         82,746       1,009,501
Yankee Candle Co. Inc. (The)/(1)/               43,603       1,008,537
Duane Reade Inc./(1)/                           29,680       1,008,526
ScanSource Inc./(1)/                            16,759       1,007,459
Boyds Collection Ltd. (The)/(1)/               153,741       1,007,004
Community Bank System Inc.                      33,372       1,006,166
Integrated Silicon Solution Inc./(1)/           78,200       1,005,652
American Woodmark Corp.                         15,939       1,005,384
Burlington Coat Factory Warehouse Corp.         52,178       1,004,426
Zoll Medical Corp./(1)/                         26,038         999,859
Engineered Support Systems Inc.                 21,617         999,786
RLI Corp.                                       19,336         999,671
Sirius Satellite Radio Inc./(1)/               187,789         999,037
Fossil Inc./(1)/                                37,566         998,880
Sola International Inc./(1)/                    67,636         995,602
First Sentinel Bancorp Inc.                     76,084         993,657
Lance Inc.                                      69,433         992,892
Indevus Pharmaceuticals Inc./(1)/              113,469         992,854
Palm Harbor Homes Inc./(1)/                     47,702         992,202
Independent Bank Corp.(MI)                      34,469         991,328
General Communication Inc. "A"/(1)/            113,832         990,338
Pennsylvania Real Estate Investment Trust       38,669         986,060
Datascope Corp.                                 33,583         985,661
AMLI Residential Properties Trust               39,076         985,497
Integra Bank Corp.                              50,394         982,683
Inter-Tel Inc.                                  53,171         982,068
Suffolk Bancorp                                 34,381         981,578
Alabama National Bancorp                        26,600         980,210
Cubic Corp.                                     14,978         979,112

98                                    2002 iShares Annual Report to Shareholders
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
Standard Microsystems Corp./(1)/                42,519  $      977,937
Possis Medical Inc./(1)/                        49,500         975,150
Integra LifeSciences Holdings Corp./(1)/        34,650         974,704
Tanox Inc./(1)/                                 68,757         973,599
Spartech Corp.                                  39,425         969,855
MGI Pharma Inc./(1)/                            70,365         968,222
Trammell Crow Co./(1)/                          66,707         967,252
Remington Oil & Gas Corp./(1)/                  47,913         965,926
Chemed Corp.                                    25,842         965,199
Sinclair Broadcast Group Inc. "A"/(1)/          71,189         964,611
Bright Horizons Family
  Solutions Inc./(1)/                           32,661         962,552
OMNOVA Solutions Inc.                          115,781         960,982
Applied Industrial Technologies Inc.            49,917         960,902
Triarc Companies Inc./(1)/                      34,522         959,712
Crown Media Holdings Inc./(1)/                  77,317         958,731
Silgan Holdings Inc./(1)/                       28,594         955,897
Corrections Corp. of America/(1)/               73,447         954,811
M/I Schottenstein Homes Inc.                    16,842         954,099
CryoLife Inc./(1)/                              45,596         952,956
ICU Medical Inc./(1)/                           26,079         949,276
Mine Safety Appliances Co.                      25,264         948,663
Cognizant Technology Solutions Corp./(1)/       22,398         942,956
Sotheby's Holdings Inc. "A"/(1)/                58,750         942,938
Arctic Cat Inc.                                 46,761         942,234
Diversa Corp./(1)/                              74,086         940,892
Mesa Air Group Inc./(1)/                        83,965         940,408
Penn Virginia Corp.                             23,408         939,831
Lexicon Genetics Inc./(1)/                      99,247         937,884
Phillips-Van Heusen Corp.                       66,439         937,454
Brown Shoe Co. Inc.                             48,150         936,999
Tularik Inc./(1)/                               56,982         936,784
Independent Bank Corp.(MA)                      36,093         934,087
American Healthways Inc./(1)/                   34,417         934,077
Avid Technology Inc./(1)/                       67,078         933,055
AFC Enterprises Inc./(1)/                       27,886         932,787
CoorsTek Inc./(1)/                              24,240         931,301
Aaron Rents Inc. "B"                            40,756         931,275
Medicines Co. (The)/(1)/                        65,290         931,035
AirGate PCS Inc./(1)/                           66,435         930,090
Phoenix Technologies Ltd./(1)/                  67,992         928,091
Artesyn Technologies Inc./(1)/                  99,532         926,643
Finish Line Inc. (The)/(1)/                     50,212         926,411
Three-Five Systems Inc./(1)/                    62,463         925,702
Southwestern Energy Co./(1)/                    73,572         925,536
Sierra Health Services Inc./(1)/                70,724         925,070
Glacier Bancorp Inc.                            40,809         924,732
Rayovac Corp./(1)/                              59,852         924,713
Labor Ready Inc./(1)/                          118,499         924,292
Thor Industries Inc.                            19,516         923,107
American Axle & Manufacturing Holdings
  Inc./(1)/                                     31,710         919,590
Dendrite International Inc./(1)/                85,631         916,252
Hydril Co./(1)/                                 37,577         915,751
Town & Country Trust (The)                      41,394         915,221
Identix Inc./(1)/                              102,965         913,300
First Federal Capital Corp.                     48,417         912,660
Tollgrade Communications Inc./(1)/              37,186         911,429
Universal American Financial Corp./(1)/        131,839         907,052
Cyberonics Inc./(1)/                            56,630         905,514
Cato Corp. "A"                                  40,490         902,117
Connecticut Bankshares Inc.                     32,816         902,112
MedQuist Inc./(1)/                              30,060         901,800
AMC Entertainment Inc./(1)/                     66,075         901,263
Centillium Communications Inc./(1)/             74,439         900,712
Silicon Laboratories Inc./(1)/                  25,478         900,138
Anaren Microwave Inc./(1)/                      61,925         899,770
Actuate Corp./(1)/                             124,563         899,345
Crossmann Communities Inc.                      19,803         895,690
Cadiz Inc./(1)/                                 99,492         895,428
SERENA Software Inc./(1)/                       45,848         894,036
Biosite Inc./(1)/                               36,111         893,747
1st Source Corp.                                37,665         891,907
Advanced Marketing Services Inc.                37,114         890,736
Skechers U.S.A. Inc. "A"/(1)/                   47,099         890,642
Nortek Inc./(1)/                                24,729         890,244
Landauer Inc.                                   23,434         889,320
West Pharmaceutical Services Inc.               29,296         889,134
Magnum Hunter Resources Inc./(1)/              113,795         888,735
Pure Resources Inc./(1)/                        39,312         887,665
Jill (J.) Group Inc. (The)/(1)/                 31,186         887,242
Rollins Inc.                                    42,044         887,128
Pericom Semiconductor Corp./(1)/                62,658         885,984
Robert Mondavi Corp. (The) "A"/(1)/             24,613         884,591
Clark/Bardes Inc./(1)/                          30,705         884,304
Alliance Semiconductor Corp./(1)/               76,762         884,298
Parkway Properties Inc.                         24,212         883,738
Houston Exploration Co./(1)/                    28,506         883,686
Watsco Inc.                                     49,454         882,754


Schedules of Investments                                                      99
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
National Health Investors Inc.                  60,457  $      882,672
Triad Guaranty Inc./(1)/                        20,280         881,572
MTR Gaming Group Inc./(1)/                      57,117         881,315
First Republic Bank/(1)/                        31,030         881,252
RailAmerica Inc./(1)/                           83,757         881,124
Steak n Shake Company (The)/(1)/                62,594         879,446
SeaChange International Inc./(1)/               57,887         879,304
PolyMedica Corp./(1)/                           34,505         878,152
Deltic Timber Corp.                             28,982         876,705
First Financial Corp.                           20,021         872,599
First Merchants Corp.                           33,073         866,843
Tredegar Corp.                                  46,288         865,586
Russ Berrie & Co. Inc.                          26,873         865,311
Energy Conversion Devices Inc./(1)/             41,697         865,213
Nash Finch Co.                                  31,672         863,062
WebEx Communications Inc./(1)/                  52,456         862,901
Pharmacopeia Inc./(1)/                          64,829         862,874
New England Business Service Inc.               33,611         862,794
Equity Inns Inc.                               107,745         861,960
Hancock Fabrics Inc.                            47,645         859,992
IDX Systems Corp./(1)/                          48,921         859,053
JP Realty Inc.                                  32,094         858,514
F&M Bancorp                                     31,798         858,228
Guitar Center Inc./(1)/                         48,976         858,060
Theragenics Corp./(1)/                          86,669         858,023
TranSwitch Corp./(1)/                          263,028         857,471
FSI International Inc./(1)/                     76,191         854,101
Akamai Technologies Inc./(1)/                  212,961         852,057
Lightbridge Inc./(1)/                           73,259         852,002
CoStar Group Inc./(1)/                          37,416         851,588
Connetics Corp./(1)/                            87,787         851,534
CARBO Ceramics Inc.                             20,784         851,313
BE Aerospace Inc./(1)/                          85,400         848,022
Playtex Products Inc./(1)/                      78,052         847,645
Intuitive Surgical Inc./(1)/                    90,168         847,579
Serologicals Corp./(1)/                         53,646         840,633
MIPS Technologies Inc. "A"/(1)/                114,176         840,335
DIMON Inc.                                     121,666         839,495
VidaMed Inc./(1)/                              106,316         837,770
United Industial Corp.                          37,637         837,423
Bio-Technology General Corp./(1)/              170,285         836,099
ChemFirst Inc.                                  31,251         835,964
RadiSys Corp./(1)/                              46,398         835,628
BankUnited Financial Corp. "A"/(1)/             55,749         835,120
Interface Inc. "A"                             131,355         834,104
Universal Compression Holdings Inc./(1)/        31,541         832,682
Wackenhut Corp. (The) "A"/(1)/                  25,125         831,638
Fidelity Bankshares Inc.                        46,125         830,250
FalconStor Software Inc./(1)/                  130,847         829,570
Stratos Lightwave Inc./(1)/                    187,360         828,131
Sterling Bancorp - NY Shares                    25,913         826,625
U.S. Industries Inc./(1)/                      217,450         826,310
Pixelworks Inc./(1)/                            64,124         825,917
BioMarin Pharmaceutical Inc./(1)/               78,831         825,361
Kana Software Inc./(1)/                         45,719         822,942
Daisytek International Corp./(1)/               51,702         822,579
Marcus Corp.                                    50,990         821,959
LSI Industries Inc.                             41,491         820,277
Local Financial Corp./(1)/                      52,023         818,842
Planar Systems Inc./(1)/                        31,174         818,318
Learning Tree International Inc./(1)/           33,793         817,791
Vitria Technology Inc./(1)/                    206,973         817,543
Intertan Inc./(1)/                              71,850         815,497
Universal Health Realty Income Trust            33,936         815,143
Calgon Carbon Corp.                             97,129         813,941
Analogic Corp.                                  19,563         813,625
Caliper Technologies Corp./(1)/                 62,560         811,403
MatrixOne Inc./(1)/                             90,744         809,436
SWS Group Inc.                                  39,935         808,684
TriZetto Group Inc. (The)/(1)/                  66,157         803,808
Tompkins Trustco Inc.                           19,043         803,615
Sipex Corp./(1)/                                72,383         803,451
Advanta Corp. "A"                               62,909         802,719
Haverty Furniture Companies Inc.                46,629         802,485
Vastera Inc./(1)/                               53,836         798,388
Century Business Services Inc./(1)/            229,886         797,704
Caraustar Industries Inc.                       75,729         791,368
EDO Corp.                                       29,247         789,961
Astec Industries Inc./(1)/                      44,906         788,998
CSK Auto Corp./(1)/                             83,071         785,021
Texas Biotech Corp./(1)/                       127,383         783,405
First Community Bancshares Inc.                 25,772         782,423
Omega Financial Corp.                           23,947         779,235
CDI Corp./(1)/                                  33,952         779,198
Ackerly Group Inc./(1)/                         43,542         777,660
Standex International Corp.                     31,824         777,142
Sterling Financial Corp. - PA Shares            32,817         776,450
Proxim Corp. "A"/(1)/                          323,331         775,994
Praecis Pharmaceuticals Inc./(1)/              149,130         775,476
Key Productions Co. Inc./(1)/                   40,876         774,600


100                                   2002 iShares Annual Report to Shareholders
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
WFS Financial Inc./(1)/                         31,054  $      773,555
Dura Automotive Systems Inc./(1)/               40,303         772,609
Dover Motorsports Inc.                          47,468         770,880
Leap Wireless International Inc./(1)/           91,463         770,118
K-Swiss Inc. "A"                                18,273         767,101
Innkeepers USA Trust                            67,500         766,125
GBC Bancorp                                     22,879         765,303
Wintrust Financial Corp.                        33,310         765,131
Molecular Devices Corp./(1)/                    41,986         762,886
Penwest Pharmaceuticals Co./(1)/                39,317         762,750
Intrado Inc./(1)/                               34,998         762,606
Ameron International Corp.                      10,613         761,483
Centex Construction Products Inc.               19,130         760,991
Gold Banc Corp. Inc.                            84,546         760,914
Emisphere Technologies Inc./(1)/                44,723         760,738
Community Trust Bancorp Inc.                    29,649         759,904
BSB Bancorp Inc.                                25,422         758,847
City Holding Co./(1)/                           49,394         758,198
Berry Petroleum Co. "A"                         49,055         757,900
USG Corp./(1)/                                 108,002         756,014
7-Eleven Inc./(1)/                              67,742         755,323
Watts Industries Inc. "A"                       44,910         754,488
AAR Corp.                                       70,053         754,471
U.S. Restaurant Properties Inc.                 54,683         751,891
Forrester Research Inc./(1)/                    39,266         749,981
Corixa Corp./(1)/                              121,479         749,525
ENDOcare Inc./(1)/                              37,988         748,743
Navigant Consulting Co./(1)/                   115,541         748,706
Telik Inc./(1)/                                 61,750         748,410
Numerical Technologies Inc./(1)/                55,350         747,779
Kramont Realty Trust                            55,147         747,242
Acclaim Entertainment Inc./(1)/                164,519         746,916
Handleman Co./(1)/                              72,545         745,037
Renaissance Learning Inc./(1)/                  22,776         744,775
Smith (A.O.) Corp. "B"                          29,106         740,748
Bank of Granite Corp.                           32,197         740,531
Universal Forest Products Inc.                  30,994         740,447
Farmer Brothers Co.                              2,441         739,623
Range Resources Corp./(1)/                     142,425         739,186
Sturm Ruger & Co. Inc.                          57,287         739,002
Watson Wyatt & Co. Holdings/(1)/                26,995         738,313
Genzyme Corp. - Biosurgery Division/(1)/       108,359         737,925
Merix Corp./(1)/                                39,434         737,021
Rock-Tenn Co. "A"                               34,298         735,692
Answerthink Inc./(1)/                          113,005         735,663
DuPont Photomasks Inc./(1)/                     14,142         735,384
Information Resources Inc./(1)/                 79,999         735,191
Kroll Inc./(1)/                                 44,142         734,964
3TEC Energy Corp./(1)/                          43,075         734,429
Versicor Inc./(1)/                              40,577         733,632
TBC Corp./(1)/                                  50,490         732,105
PLATO Learning Inc./(1)/                        41,285         730,332
Stein Mart Inc./(1)/                            72,605         726,776
Stewart Information Services Corp./(1)/         36,122         722,440
Ventana Medical Systems Inc./(1)/               35,541         719,705
Saga Communications Inc./(1)/                   28,444         716,789
National Western Life Insurance Company
  "A"/(1)/                                       6,263         715,548
Farmers Capital Bank Corp.                      20,299         715,540
Conestoga Enterprises Inc.                      23,638         715,286
Ryerson Tull Inc.                               65,287         714,893
First Place Financial Corp.                     42,387         714,221
First Horizon Pharmaceutical Corp./(1)/         31,922         713,776
Ultimate Electronics Inc./(1)/                  25,428         713,255
West Coast Bancorp                              47,133         711,944
Interpool Inc.                                  38,065         711,815
SeeBeyond Technology Corp./(1)/                 93,016         711,572
Arqule Inc./(1)/                                56,321         711,334
MEMC Electronics Materials Inc./(1)/           120,400         710,360
New Century Financial Corp.                     31,292         710,328
Del Monte Foods Co./(1)/                        72,958         709,881
Valmont Industries Inc.                         39,652         709,771
NeoPharm Inc./(1)/                              32,992         708,998
Ocwen Financial Corp./(1)/                     107,406         707,806
Prima Energy Corp./(1)/                         28,417         707,583
Financial Institutions Inc.                     24,255         706,063
Lindsay Manufacturing Co.                       28,982         705,712
Entrust Inc./(1)/                              138,817         705,190
Right Management Consultants Inc./(1)/          27,850         705,162
Zenith National Insurance Corp.                 24,070         702,844
CPB Inc.                                        20,450         702,457
RTI International Metals Inc./(1)/              60,590         699,815
Peregrine Pharmaceuticals Inc./(1)/            321,360         697,351
Myers Industries Inc.                           48,071         697,030
Kansas City Life Insurance Co.                  17,924         695,451
MCSi Inc./(1)/                                  58,198         693,138
Triangle Pharmaceuticals Inc./(1)/             135,864         692,906
Viewpoint Corp./(1)/                           114,651         692,492
Magnetek Inc./(1)/                              59,097         691,435
City Bank                                       27,852         689,337


Schedules of Investments                                                     101
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
SONICblue Inc./(1)/                            273,380  $      688,918
Saul Centers Inc.                               31,011         688,444
Caminus Corp./(1)/                              30,582         688,095
Westcorp Inc.                                   31,446         687,095
Cascade Natural Gas Corp.                       32,321         685,852
Nabi Biopharmaceuticals/(1)/                   111,293         685,565
Global Sports Inc./(1)/                         40,073         685,248
Washington Trust Bancorp Inc.                   35,278         685,099
Xicor Inc./(1)/                                 64,307         683,583
Therma-Wave Inc./(1)/                           47,319         683,286
United Community Financial Corp.                92,252         682,665
MRV Communications Inc./(1)/                   242,058         682,604
La Jolla Pharmaceutical Co./(1)/                93,191         682,158
Rainbow Technologies Inc./(1)/                  67,685         680,911
Coachmen Industries Inc.                        41,750         680,525
Zygo Corp./(1)/                                 41,893         679,503
Banner Corp.                                    30,844         676,717
Simmons First National Corp. "A"                20,777         676,291
CCBT Financial Companies Inc.                   25,220         675,896
Mississippi Valley Bancshares Inc.              16,783         674,677
Midwest Express Holdings Inc./(1)/              36,887         674,663
MTS Systems Corp.                               61,582         674,323
CT Communications Inc.                          45,210         673,629
CNA Surety Corp.                                44,722         673,066
Milacron Inc.                                   46,109         672,730
Advanced Tissue Sciences Inc./(1)/             213,886         672,671
Oriental Financial Group Inc.                   31,694         671,919
Keynote Systems Inc./(1)/                       69,304         671,556
Pope & Talbot Inc.                              45,592         668,379
Wabash National Corp.                           67,332         666,587
Glatfelter Co.                                  37,087         665,341
United Natural Foods Inc./(1)/                  26,652         663,901
Old Second Bancorp Inc.                         16,509         663,332
First Indiana Corp.                             34,031         661,903
DVI Inc./(1)/                                   35,897         660,505
Buca Inc./(1)/                                  36,109         656,101
Advanced Neuromodulation Systems Inc./(1)/      19,561         656,076
Penn Engineering & Manufacturing Corp.          34,850         654,483
Buckeye Technologies Inc./(1)/                  63,443         653,463
Alloy Inc./(1)/                                 43,475         653,429
Acacia Research Corp./(1)/                      57,141         651,979
Viasat Inc./(1)/                                46,451         651,243
EMCORE Corp./(1)/                               67,717         650,760
Insignia Financial Group Inc./(1)/              56,825         650,646
Playboy Enterprises Inc. "B"/(1)/               38,090         650,577
Tejon Ranch Co./(1)/                            20,777         650,320
Trans World Entertainment Corp./(1)/            77,310         649,404
Avigen Inc./(1)/                                58,352         647,707
AMERCO/(1)/                                     37,143         646,660
J&J Snack Foods Corp./(1)/                      17,268         645,478
Sykes Enterprises Inc./(1)/                     66,567         645,034
Herbalife International Inc. "A"                44,118         644,564
Wilson Greatbatch Technologies Inc./(1)/        25,019         643,238
Investors Real Estate Trust                     64,316         643,160
Artisan Components Inc./(1)/                    38,722         642,785
Mattson Technology Inc./(1)/                    91,618         641,326
Array BioPharma Inc./(1)/                       49,414         639,911
Peoples Holding Co.                             16,691         637,596
FBL Financial Group Inc. "A"                    34,000         637,500
Nuevo Energy Co./(1)/                           42,732         636,707
OceanFirst Financial Corp.                      21,222         634,113
Umpqua Holdings Corp.                           42,386         634,095
Robbins & Myers Inc.                            23,183         634,055
Trico Marine Services Inc./(1)/                 72,262         633,738
Somera Communications Inc./(1)/                 86,485         633,070
Atlas Air Worldwide Holdings Inc./(1)/          48,049         632,805
Irwin Financial Corp.                           33,787         632,155
Encore Wire Corp./(1)/                          38,143         631,648
Proton Energy Systems Inc./(1)/                 97,176         631,644
NaPro BioTherapeutics Inc./(1)/                 72,003         630,026
XM Satellite Radio Holdings Inc. "A"/(1)/       45,747         629,936
Concord Camera Corp./(1)/                       69,815         629,033
Conceptus Inc./(1)/                             28,985         624,627
American Physicians Capital Inc./(1)/           31,999         623,980
Casella Waste Systems Inc. "A"/(1)/             52,312         623,559
Zomax Inc./(1)/                                 85,266         622,442
Midas Inc./(1)/                                 43,552         621,052
Lydall Inc./(1)/                                43,738         620,205
Movado Group Inc.                               28,248         620,044
Oneida Ltd.                                     41,319         619,785
Hickory Tech Corp.                              37,962         617,642
Gabelli Asset Management Inc. "A"/(1)/          15,554         617,494
Brush Engineered Materials Inc.                 48,592         617,118
Second Bancorp Inc.                             25,418         616,387


102                                   2002 iShares Annual Report to Shareholders
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
Pilgrim's Pride Corp. "B"                       43,952  $      616,207
Chordiant Software Inc./(1)/                    84,662         615,493
Bel Fuse Inc. "B"                               25,140         614,924
North Pittsburgh Systems Inc.                   43,844         613,378
Getty Realty Corp.                              32,626         613,369
Cleveland-Cliffs Inc.                           27,814         611,908
Connecticut Water Service Inc.                  22,335         611,756
SPSS Inc./(1)/                                  34,851         611,287
Endo Pharmaceuticals Holdings Inc./(1)/         60,512         611,171
Citizens Inc./(1)/                              56,851         611,148
Salem Communications Corp. "A"/(1)/             25,763         610,583
McGrath Rentcorp                                19,836         609,957
Vesta Insurance Group                          101,655         609,930
United Fire & Casualty Co.                      18,491         609,278
Bassett Furniture Industries Inc.               29,677         608,378
Rent-Way Inc./(1)/                              71,704         605,899
Pemstar Inc./(1)/                               62,991         604,714
infoUSA Inc./(1)/                               79,126         603,731
PLX Technology Inc./(1)/                        49,473         603,571
Central Vermont Public Service Corp.            33,784         603,382
Urologix Inc./(1)/                              33,196         603,171
Crown American Realty Trust                     61,803         601,961
USB Holding Co. Inc.                            35,296         599,326
Great Lakes REIT Inc.                           35,316         598,253
Lakeland Bancorp Inc.                           33,776         596,484
R&G Financial Corp. "B"                         29,887         595,648
Century Aluminum Co.                            36,655         595,644
AXT Inc./(1)/                                   55,662         595,583
Community Banks Inc.                            21,503         594,128
Insurance Auto Auctions Inc./(1)/               35,458         593,567
Aspect Communications Corp./(1)/               151,780         593,460
Luminex Corp./(1)/                              47,228         593,184
MetaSolv Inc./(1)/                              78,752         593,003
Bei Technologies Inc.                           31,414         592,154
United Therapeutics Inc./(1)/                   43,955         591,634
Consolidated Graphics Inc./(1)/                 29,638         589,796
Universal Electronics Inc./(1)/                 40,172         588,520
UniFirst Corp.                                  23,370         587,756
Semitool Inc./(1)/                              45,159         587,519
Meritage Corp./(1)/                              9,182         586,730
Mid Atlantic Realty Trust                       38,345         586,679
Brookline Bancorp Inc.                          34,366         586,284
Antigenics Inc./(1)/                            41,852         585,509
SY Bancorp Inc.                                 16,082         585,385
Mission West Properties Inc.                    44,676         585,256
LaSalle Hotel Properties                        36,007         583,313
SonoSite Inc./(1)/                              29,978         581,573
ONYX Software Corp./(1)/                       116,454         581,105
Sequenom Inc./(1)/                              84,087         580,200
First Essex Bancorp Inc.                        19,048         579,821
dELiA*s Corp. "A"/(1)/                          90,980         579,452
MRO Software Inc./(1)/                          46,537         578,920
National Processing Inc./(1)/                   20,248         578,688
Electro Rent Corp./(1)/                         42,153         578,339
Digimarc Corp./(1)/                             29,493         577,178
Commonwealth Bancorp Inc.                       23,248         576,783
TRC Companies Inc./(1)/                         23,463         576,017
Standard Commercial Corp.                       29,909         574,851
Gorman-Rupp Co. (The)                           21,456         573,948
Allscripts Healthcare Solutions Inc./(1)/       90,994         573,262
CorVel Corp./(1)/                               19,203         573,018
Oregon Steel Mills Inc./(1)/                    75,389         572,956
Riggs National Corp.                            37,257         571,895
Cash America International Inc.                 64,850         570,680
Resources Connection Inc./(1)/                  19,714         570,326
InterVoice-Brite Inc./(1)/                      88,637         567,277
Skyline Corp.                                   18,268         567,221
Redwood Trust Inc.                              20,818         566,874
First Busey Corp. "A"                           26,243         561,600
Vital Sign Inc.                                 15,212         561,019
Navigant International Inc./(1)/                38,658         560,541
SpeechWorks International Inc./(1)/             71,013         556,742
Cole National Corp./(1)/                        29,120         556,192
Woodhead Industries Inc.                        31,137         554,239
Movie Gallery Inc./(1)/                         32,193         552,754
American West Holdings Corp. "B"/(1)/           98,618         552,261
Bank Mutual Corp.                               32,453         551,701
Mail-Well Inc./(1)/                             87,620         550,254
Quicksilver Resources Inc./(1)/                 23,908         549,884
Portal Software Inc./(1)/                      287,570         549,259
Chiles Offshore Inc./(1)/                       23,875         549,125
IBERIABANK Corp.                                15,836         549,034
Friedman's Inc.                                 50,968         547,906
TALX Corp.                                      34,214         547,424
Vans Inc./(1)/                                  46,662         546,412
SBS Technologies Inc./(1)/                      42,711         545,847
Octel Corp./(1)/                                28,928         545,293
CFS Bancorp Inc.                                39,948         545,290
Building Materials Holdings Corp./(1)/          37,836         544,838

Schedules of Investments                                                     103
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
Fisher Communications Inc.                      11,960  $      544,300
MasTec Inc./(1)/                                67,570         543,939
OSCA Inc./(1)/                                  19,516         543,716
Vical Inc./(1)/                                 58,542         541,514
Excel Technology Inc./(1)/                      24,641         541,116
StarTek Inc./(1)/                               23,308         539,580
Integral Systems Inc./(1)/                      26,642         539,500
Magna Entertainment Corp. "A"/(1)/              66,126         535,621
I-many Inc./(1)/                               107,866         535,015
Nuance Communications Inc./(1)/                 78,223         534,263
Sitel Corp./(1)/                               164,156         533,507
Oplink Communications Inc./(1)/                344,176         533,473
Sequa Corp. "A"/(1)/                            10,212         533,066
Arrow Financial Corp.                           18,506         532,817
Southern Peru Copper Corp.                      41,131         532,646
Aksys Ltd./(1)/                                 60,541         531,550
Stellent Inc./(1)/                              55,155         531,143
Orbital Sciences Corp./(1)/                    101,259         530,597
Kendle International Inc./(1)/                  28,504         529,889
Great Southern Bancorp Inc.                     16,591         529,253
Quaker Chemical Corp.                           22,650         528,878
State Auto Financial Corp.                      36,289         528,005
Arena Pharmaceuticals Inc./(1)/                 52,958         527,462
Capital City Bank Group Inc.                    19,494         526,338
Main Street Banks Inc.                          27,955         524,156
Prosperity Bancshares Inc.                      16,083         523,502
SCM Microsystems Inc./(1)/                      44,719         522,765
Aphton Corp./(1)/                               44,252         522,616
HEICO Corp.                                     33,181         520,278
CIRCOR International Inc.                       25,073         520,265
Presstek Inc./(1)/                              89,626         519,831
Seitel Inc./(1)/                                56,712         518,915
Flushing Financial Corp.                        30,761         517,400
Middlesex Water Co.                             22,218         517,235
Energy Partners Ltd./(1)/                       64,386         515,732
Tuesday Morning Corp./(1)/                      25,226         514,636
Penton Media Inc.                               68,013         513,498
Illumina Inc./(1)/                              54,107         511,852
Siliconix Inc./(1)/                             17,057         511,710
Kadant Inc./(1)/                                35,790         511,081
Register.com/(1)/                               56,883         510,809
Stanley Furniture Co. Inc./(1)/                 15,793         510,746
Guilford Pharmaceuticals Inc./(1)/              71,579         509,642
Garan Inc.                                       9,480         509,550
SEMCO Energy Inc.                               53,038         509,165
deCODE genetics Inc./(1)/                       89,468         509,073
Titan Pharmaceuticals Inc./(1)/                 72,285         506,718
St Francis Capital Corp.                        21,355         506,327
MemberWorks Inc./(1)/                           26,701         505,450
Centennial Bancorp                              63,271         504,903
Research Frontiers Inc./(1)/                    28,542         504,623
Comstock Resources Inc./(1)/                    65,908         503,537
BKF Capital Group Inc./(1)/                     16,868         503,510
Seacoast Banking Corp. of Florida               10,642         503,367
Horizon Offshore Inc./(1)/                      42,906         503,287
Trendwest Resorts Inc./(1)/                     20,952         503,267
CYTOGEN Corp./(1)/                             233,061         498,751
US Unwired Inc. "A"/(1)/                        90,290         498,401
Allen Telecom Inc./(1)/                         74,594         498,288
ParkerVision Inc./(1)/                          24,514         497,879
First Consulting Group Inc./(1)/                49,821         496,715
First Niagara Financial Group Inc.              28,464         496,412
Vail Resorts Inc./(1)/                          23,373         496,209
Columbia Banking System Inc./(1)/               37,210         494,893
Resource America Inc. "A"                       44,842         494,607
Capstead Mortgage Corp.                         25,561         494,605
Novavax Inc./(1)/                               43,079         492,824
Biopure Corp./(1)/                              46,490         492,794
Stepan Co.                                      18,342         492,483
Lithia Motors Inc. "A"/(1)/                     19,938         492,469
Meridian Resource Corp. (The)/(1)/             100,457         492,239
Supertex Inc./(1)/                              23,134         491,829
Liqui-Box Corp.                                  7,383         491,708
Active Power Inc./(1)/                          93,514         490,948
World Wrestling Federation Entertainment
  Inc./(1)/                                     33,626         490,940
Midland Co. (The)                               11,504         490,070
4Kids Entertainment Inc./(1)/                   24,575         489,534
Port Financial Corp.                            15,490         488,555
eSpeed, Inc./(1)/                               46,164         488,415
Aviall Inc./(1)/                                54,051         488,081
AVANIR Pharmaceuticals "A"/(1)/                170,148         486,623
Packeteer Inc./(1)/                             65,482         484,567
Factory 2-U Stores Inc./(1)/                    37,443         483,015
Sports Resorts International Inc./(1)/          71,076         482,606
Hollywood Casino Corp. "A"/(1)/                 29,251         482,349
Associated Estates Realty Corp.                 47,147         482,314
Championship Auto Racing Teams Inc./(1)/        34,179         482,266
Witness Systems Inc./(1)/                       34,229         481,602
Geron Corp./(1)/                                63,029         479,651
Vasomedical Inc./(1)/                          167,354         478,800
GulfMark Offshore Inc./(1)/                     13,251         478,759
Spectrian Corp./(1)/                            33,367         477,815

104                                   2002 iShares Annual Report to Shareholders
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                          Shares           Value
------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------
Indus International Inc./(1)/                     90,515  $      472,488
Denbury Resources Inc./(1)/                       55,696         472,302
SJW Corp.                                          5,816         472,259
ABIOMED Inc./(1)/                                 42,506         471,817
Flagstar Bancorp Inc.                             20,228         470,908
RPC Inc.                                          31,557         470,199
Foamex International Inc./(1)/                    48,118         469,150
Boykin Lodging Co.                                50,348         468,236
BancFirst Corp.                                   11,958         467,606
Trikon Technologies Inc./(1)/                     31,838         467,382
PICO Holdings Inc./(1)/                           31,331         466,832
Dril-Quip Inc./(1)/                               18,173         466,137
NL Industries Inc.                                28,015         465,049
QRS Corp./(1)/                                    39,375         464,625
Oxford Industries Inc.                            17,575         463,980
Baldwin & Lyons Inc. "B"                          18,513         463,454
II-VI Inc./(1)/                                   30,591         463,454
LodgeNet Entertainment Corp./(1)/                 27,066         462,829
NS Group Inc./(1)/                                50,772         462,533
NBC Capital Corp.                                 15,436         462,463
OraSure Technologies Inc./(1)/                    76,439         462,456
Neurogen Corp./(1)/                               36,234         462,346
German American Bancorp                           27,577         461,915
Regent Communications Inc./(1)/                   56,028         461,671
Stamps.com Inc./(1)/                             103,096         460,839
JNI Corp./(1)/                                    64,575         459,774
Holly Corp.                                       24,777         459,613
NMS Communications Corp./(1)/                    107,682         458,725
New Focus Inc./(1)/                              153,149         457,916
Friedman Billings Ramsey Group Inc.
  "A"/(1)/                                        65,330         457,310
Corvas International Inc./(1)/                    80,337         457,118
First Bancorp North Carolina                      20,007         456,560
EPIQ Systems Inc./(1)/                            28,617         455,869
Urban Outfitters Inc./(1)/                        19,497         455,255
Steven Madden Ltd./(1)/                           25,975         454,563
Osmonics Inc./(1)/                                30,878         453,907
Medford Bancorp Inc.                              17,979         453,790
Buckle Inc. (The)/(1)/                            18,503         453,323
Santander BanCorp                                 22,918         452,172
American Superconductor Corp./(1)/                59,752         451,128
PennFed Financial Services Inc.                   16,502         449,680
Red Hat Inc./(1)/                                 78,728         449,458
Strayer Education Inc.                             9,116         447,596
Genuity Inc./(1)/                                514,005         447,184
Pain Therapeutics Inc./(1)/                       46,729         446,729
Luby's Inc./(1)/                                  65,596         446,053
Universal Display Corp./(1)/                      46,450         445,920
Bell Microproducts Inc./(1)/                      42,828         445,411
Martha Stewart Living Omnimedia Inc.
  "A"/(1)/                                        24,799         443,902
Integrated Electrical Services Inc./(1)/          88,610         443,050
Pomeroy Computer Resources/(1)/                   29,120         442,042
Ariad Pharmaceuticals Inc./(1)/                   82,917         441,118
Volt Information Sciences Inc./(1)/               23,636         440,811
Lufkin Industries Inc.                            16,306         440,262
SpectraLink Corp./(1)/                            43,937         440,249
Applica Inc./(1)/                                 51,057         439,090
SCPIE Holdings Inc.                               25,722         436,760
Select Medical Corp./(1)/                         27,265         436,513
Carreker Corp./(1)/                               50,047         436,410
Spartan Stores Inc./(1)/                          57,766         434,400
Durect Corp./(1)/                                 55,622         433,295
Gray Communications Systems Inc.                  26,987         432,332
Pinnacle Entertainment Inc./(1)/                  53,516         431,339
Kenneth Cole Productions "A"/(1)/                 21,462         430,742
Micro General Corp./(1)/                          31,097         429,761
PetroQuest Energy Inc./(1)/                       74,908         429,223
Trex Co. Inc./(1)/                                18,120         428,719
Roanoke Electric Steel Corp.                      31,946         428,076
LeCroy Corp./(1)/                                 24,255         427,858
Coastal Bancorp Inc.                              12,305         425,753
Cygnus Inc./(1)/                                 108,753         425,224
Central Coast Bancorp/(1)/                        21,430         424,100
Nu Horizons Electronics Corp./(1)/                43,037         423,914
Northwest Bancorp Inc.                            35,616         422,050
Aware Inc./(1)/                                   66,232         420,573
Datastream Systems Inc./(1)/                      46,724         420,516
ITXC Corp./(1)/                                   69,327         419,428
TriPath Imaging Inc./(1)/                         73,084         418,771
Wilsons The Leather Experts Inc./(1)/             34,866         416,997
Boston Beer Co Inc. "A"/(1)/                      27,527         415,658
Turnstone Systems Inc./(1)/                       86,171         414,483
Divine Inc. "A"/(1)/                             828,708         414,354
WSFS Financial Corp.                              22,847         413,988
Lawson Products Inc.                              14,364         413,970
SciClone Pharmaceuticals Inc./(1)/                95,101         413,689
Wireless Facilities Inc./(1)/                     68,769         412,614
Key3Media Group Inc./(1)/                         89,417         410,424
Powell Industries Inc./(1)/                       18,475         410,330
Orchid BioSciences Inc./(1)/                     158,266         409,909


Schedules of Investments                                                     105
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
ADE Corp./(1)/                                  26,844  $      409,908
ON Semiconductor Corp./(1)/                     97,558         409,744
Credit Acceptance Corp./(1)/                    37,931         409,655
Applied Molecular Evolution/(1)/                47,356         407,262
Tanger Factory Outlet Centers Inc.              15,165         406,119
Esperion Therapeutics Inc./(1)/                 66,490         404,924
Symmetricom Inc./(1)/                           65,296         404,182
Interland Inc./(1)/                            157,832         404,050
WESCO International Inc./(1)/                   57,661         403,627
PriceSmart Inc./(1)/                            11,008         401,242
Butler Manufacturing Co.                        14,940         401,139
Wild Oats Markets Inc./(1)/                     47,451         400,961
Magellan Health Services Inc./(1)/              70,213         400,214
Nanometrics Inc./(1)/                           21,662         399,447
Kos Pharmaceuticals Inc./(1)/                   14,346         399,393
Gerber Scientific Inc./(1)/                     54,268         398,870
Wyndham International Inc. "A"/(1)/            441,928         397,735
UbiquiTel Inc./(1)/                            161,720         396,214
X-Rite Inc.                                     49,504         396,032
Avatar Holdings/(1)/                            14,661         395,847
Radiant Systems Inc./(1)/                       43,540         394,037
National Presto Industries Inc.                 13,682         393,494
Covansys Corp./(1)/                             52,436         393,270
WatchGuard Technologies Inc./(1)/               62,724         392,652
MapInfo Corp./(1)/                              39,220         392,200
Golden Telecom Inc./(1)/                        25,172         389,663
National Healthcare Corp./(1)/                  23,609         388,368
Virage Logic Corp./(1)/                         25,457         387,710
Acadia Realty Trust                             55,773         387,622
OTG Software Inc./(1)/                          44,841         386,978
Winston Hotels Inc.                             41,143         386,744
Bone Care International Inc./(1)/               28,050         385,407
Scientific Games Corp. "A"/(1)/                 45,937         384,493
PDI Inc./(1)/                                   22,568         382,753
i-STAT Corp./(1)/                               52,462         382,448
Hibbet Sporting Goods Inc./(1)/                 16,190         380,465
Boston Communications Group Inc./(1)/           44,176         380,355
Nature's Sunshine Products Inc.                 33,918         380,221
SBA Communications Corp./(1)/                  115,500         379,995
Keithley Instruments Inc.                       17,290         379,861
Quaker Fabric Corp./(1)/                        33,990         379,668
Pegasus Communications Corp./(1)/              125,689         379,581
United Auto Group Inc./(1)/                     16,791         378,469
3D Systems Corp./(1)/                           23,797         378,134
Flow International Corp./(1)/                   38,607         377,576
Midwest Banc Holdings Inc.                      17,035         377,325
Genome Therapeutics Corp./(1)/                  66,536         376,594
Syntroleum Corp./(1)/                           63,041         375,094
Medis Technologies Ltd./(1)/                    30,405         373,677
Columbia Laboratories Inc./(1)/                 75,470         373,576
CSS Industries Inc./(1)/                        11,465         372,727
NN Inc.                                         33,593         369,523
Pharmacyclics Inc./(1)/                         47,232         368,410
Celeritek Inc./(1)/                             35,620         366,886
Global Imaging Systems Inc./(1)/                19,939         366,878
Audiovox Corp. "A"/(1)/                         51,066         366,654
U.S. Concrete Inc./(1)/                         55,614         364,272
Avanex Corp./(1)/                               90,657         363,535
Kforce Inc./(1)/                                70,385         362,483
Wackenhut Corrections Corp./(1)/                24,162         362,430
Maxim Pharmaceuticals Inc./(1)/                 68,081         362,191
Riviana Foods Inc.                              16,919         362,067
CardioDynamics International Corp./(1)/         85,171         361,977
Multex.com Inc./(1)/                            79,898         361,938
Sanderson Farms Inc.                            13,365         360,855
Option Care Inc./(1)/                           21,841         360,595
NetScout Systems Inc./(1)/                      50,358         360,563
Stoneridge Inc./(1)/                            36,548         359,998
Impax Laboratories Inc./(1)/                    51,849         359,832
Wave Systems Corp. "A"/(1)/                    147,471         359,829
Embarcadero Technologies Inc./(1)/              26,333         359,709
AVI BioPharma Inc./(1)/                         44,271         359,481
Internet Capital Group Inc./(1)/               560,458         358,693
Microvision Inc./(1)/                           31,336         357,857
Novoste Corp./(1)/                              43,374         357,836
AMCOL International Corp.                       59,118         357,664
International Specialty
  Products Inc./(1)/                            37,302         357,353
Specialty Laboratories Inc./(1)/                14,939         356,893
Quaker City Bancorp Inc./(1)/                   11,263         356,812
Smart & Final Inc./(1)/                         34,385         355,541
Corporate Office Properties Trust               27,035         354,158
Catapult Communications Corp./(1)/              13,939         351,820
Armstrong Holdings Inc./(1)/                   112,585         351,265
Gibraltar Steel Corp.                           16,073         349,748
Progenics Pharmaceuticals Inc./(1)/             23,314         349,710
ACLARA BioSciences Inc./(1)/                   104,691         349,668
Quixote Corp.                                   18,734         349,417
TTM Technologies Inc./(1)/                      35,020         347,048
Steinway Musical Instruments Inc./(1)/          17,974         346,000


106                                   2002 iShares Annual Report to Shareholders
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
Vion Pharmaceuticals Inc./(1)/                  84,315  $      345,692
ResortQuest International Inc./(1)/             47,305         345,327
PC-Tel Inc./(1)/                                39,760         343,924
SkillSoft Corp./(1)/                            14,900         343,445
K2 Inc./(1)/                                    52,565         342,724
IXYS Corp./(1)/                                 29,187         341,196
Internap Network Services Corp./(1)/           442,633         340,827
CoBiz Inc.                                      21,217         340,533
EntreMed Inc./(1)/                              44,625         339,150
Actrade Financial Technologies Ltd./(1)/        21,894         335,854
Gulf Island Fabrication Inc./(1)/               22,326         335,113
Transgenomic Inc./(1)/                          37,020         334,661
Ingles Markets Inc. "A"                         28,589         334,491
Elizabeth Arden Inc./(1)/                       28,647         333,738
1-800-FLOWERS.COM Inc./(1)/                     24,477         333,377
Beasley Broadcast Group Inc. "A"/(1)/           22,332         332,970
Ansoft Corp./(1)/                               18,139         332,851
Keystone Property Trust                         23,450         330,645
POZEN Inc./(1)/                                 57,150         330,327
SoundView Technology Group Inc./(1)/           145,974         329,901
Encompass Services Corp./(1)/                  186,349         329,838
Salton Inc./(1)/                                16,601         329,530
Genencor International Inc./(1)/                28,915         328,185
Troy Financial Corp.                            12,303         327,269
Art Technology Group Inc./(1)/                 158,704         326,930
Aspect Medical Systems Inc./(1)/                36,693         326,568
CPI Corp.                                       19,799         325,694
Cell Pathways Inc./(1)/                         79,073         324,990
Daktronics Inc./(1)/                            40,396         322,764
Deb Shops Inc.                                  12,030         322,404
Tropical Sportswear International Corp./(1)/    13,417         322,008
Oil States International Inc./(1)/              29,254         315,943
National Service Industries Inc.                30,176         315,037
Ditech Communications Corp./(1)/                70,250         314,017
Saba Software Inc./(1)/                         75,508         313,358
Medallion Financial Corp.                       40,199         312,346
Great American Financial Resources Inc.         17,296         312,193
Titanium Metals Corp./(1)/                      57,384         309,874
Kosan Biosciences Inc./(1)/                     40,216         309,663
Netro Corp./(1)/                               110,586         309,641
Standard Motor Products Inc.                    21,208         309,637
Med-Design Corp. (The)/(1)/                     21,976         308,763
Encore Acquisition Co./(1)/                     20,911         308,437
Bush Industries Inc. "A"                        24,180         308,295
IMPCO Technologies Inc./(1)/                    23,766         308,007
Closure Medical Corp./(1)/                      15,624         307,480
Seaboard Corp.                                   1,022         306,600
Covenant Transport Inc. "A"/(1)/                20,888         306,218
Avant Immunotherapeutics Inc./(1)/             176,739         305,758
Sauer-Danfoss Inc.                              29,636         305,547
Centra Software Inc./(1)/                       62,998         303,650
Novadigm Inc./(1)/                              38,811         301,173
Ladish Co. Inc./(1)/                            26,755         298,318
Aurora Foods Inc./(1)/                          71,108         297,943
Valentis Inc./(1)/                             105,834         297,394
Churchill Downs Inc.                             8,078         296,866
Alexander's Inc./(1)/                            4,892         295,721
Alico Inc.                                      10,139         295,248
Terra Industries Inc./(1)/                     113,029         295,006
Ciphergen Biosystems Inc./(1)/                  48,777         293,638
Sangamo BioSciences Inc./(1)/                   31,487         290,940
Handspring Inc./(1)/                            62,384         290,709
MicroStrategy Inc./(1)/                         95,272         290,580
Valence Technology Inc./(1)/                    95,035         289,857
Aether Systems Inc./(1)/                        65,955         288,223
CoSine Communications Inc./(1)/                250,380         287,937
Nanophase Technologies Corp./(1)/               34,276         284,834
Arden Group Inc. "A"/(1)/                        4,240         284,080
hi/fn Inc./(1)/                                 23,883         281,819
Intertrust Technologies Corp./(1)/             223,007         280,989
Boron, LePore & Associates Inc./(1)/            23,114         280,142
Hexcel Corp./(1)/                               69,788         279,152
Green Mountain Coffee Inc./(1)/                 13,405         278,288
Dendreon Corp./(1)/                             44,946         278,216
Avici Systems Inc./(1)/                        146,292         277,955
Pharmos Corp./(1)/                             165,266         277,647
Maxwell Technologies Inc./(1)/                  29,727         276,461
Lynch Interactive Corp./(1)/                     6,275         276,100
VaxGen Inc./(1)/                                24,156         275,862
SuperGen Inc./(1)/                              48,849         275,020
TiVo Inc./(1)/                                  51,772         274,392
Rigel Pharmaceuticals Inc./(1)/                 77,027         273,446
Regeneration Technologies Inc./(1)/             37,531         272,100
Inet Technologies Inc./(1)/                     28,715         271,070
CCC Information Services Group Inc./(1)/        29,685         270,133
Insmed Incorporated/(1)/                        96,455         270,074
North American Scientific Inc./(1)/             20,748         268,479
Genzyme Corp. - Molecular Oncology/(1)/         46,000         266,800


Schedules of Investments                                                     107
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
KCS Energy Inc./(1)/                            85,421  $      266,514
McAfee.com Corp./(1)/                           16,138         265,793
Infogrames Inc./(1)/                            42,876         265,402
ViroPharma Inc./(1)/                            51,859         263,962
Sanchez Computer Associates Inc./(1)/           39,098         263,912
Net2Phone Inc./(1)/                             51,218         260,187
Ameristar Casinos Inc./(1)/                      9,455         259,823
Consolidated Freightways Corp./(1)/             49,493         259,343
Lexar Media Inc./(1)/                           95,902         258,935
NetRatings Inc./(1)/                            21,258         257,647
Mesaba Holdings Inc./(1)/                       28,941         257,285
Schawk Inc.                                     26,238         256,870
Onyx Pharmaceuticals Inc./(1)/                  54,355         248,946
World Acceptance Corp./(1)/                     35,066         246,163
Visual Networks Inc./(1)/                       83,107         244,335
ZixIt Corp./(1)/                                37,351         243,529
Provident Bancorp Inc.                           9,178         243,217
Xybernaut Corp./(1)/                           151,831         242,930
Synplicity Inc./(1)/                            30,953         241,433
TransMontaigne Inc./(1)/                        46,182         240,146
Cobalt Corp./(1)/                               26,773         239,618
OPNET Technologies Inc./(1)/                    25,126         239,451
Republic Bancshares Inc./(1)/                   13,915         238,225
U.S. Physical Therapy Inc./(1)/                 13,181         237,917
Private Media Group Inc./(1)/                   42,176         237,873
Manufacturers Services Ltd./(1)/                44,933         236,348
Fedders Corp./(1)/                              77,813         233,439
Digital Lightwave Inc./(1)/                     37,453         233,332
New Horizons Worldwide Inc./(1)/                19,460         233,325
August Technology Corp./(1)/                    15,970         233,002
Bebe Stores Inc./(1)/                           11,009         231,739
Performance Technologies Inc./(1)/              29,032         231,675
Xanser Corp./(1)/                               86,279         231,228
Innovative Solutions & Support Inc./(1)/        23,435         231,069
Deltagen Inc./(1)/                              34,268         230,966
APAC Customer Services Inc./(1)/                71,986         230,355
Targeted Genetics Corp./(1)/                   110,098         230,105
BriteSmile Inc./(1)/                            41,826         224,606
Royal Bancshares of Pennsylvania "A"            11,133         222,660
NATCO Group Inc. "A"/(1)/                       27,200         220,048
Northfield Laboratories Inc./(1)/               30,975         218,064
Republic Bancorp Inc. "A"                       20,648         217,836
National Golf Properties Inc.                   29,413         217,656
InteliData Technologies Corp./(1)/             142,670         215,432
Dobson Communications Corp. "A"/(1)/            68,301         215,148
Hemispherx Biopharma Inc./(1)/                  53,638         214,552
Value Line Inc.                                  4,372         214,228
SpectraSite Holdings Inc./(1)/                 200,018         214,019
MacroChem Corp./(1)/                            67,453         212,477
1-800 CONTACTS INC./(1)/                        19,857         211,477
Genelabs Technologies Inc./(1)/                119,623         210,536
Ulticom Inc./(1)/                               27,327         208,778
Syntel Inc./(1)/                                14,816         208,313
Dyax Corp./(1)/                                 56,480         207,846
Castle (A.M.) & Co.                             18,995         205,906
EarthShell Corp./(1)/                          140,980         205,831
PC Connection Inc./(1)/                         19,340         204,230
Hyseq Inc./(1)/                                 38,247         203,474
Alaska Communications Systems Group Inc./(1)/   27,070         203,025
NTELOS Inc./(1)/                                49,419         202,618
Keryx Biopharmaceuticals Inc./(1)/              36,780         201,922
Peco II Inc./(1)/                               40,490         201,640
Curis Inc./(1)/                                 94,463         201,206
Computerized Thermal Imaging Inc./(1)/         191,102         200,657
Coldwater Creek Inc./(1)/                       11,242         199,658
Callon Petroleum Co./(1)/                       25,587         199,579
Terremark Worldwide Inc./(1)/                  443,205         199,442
Wolverine Tube Inc./(1)/                        22,834         198,656
Crossroads Systems Inc./(1)/                    55,705         197,753
Genzyme Transgenics Corp./(1)/                  59,878         197,597
EXE Technologies Inc./(1)/                      91,019         195,691
Value City Department Stores Inc./(1)/          46,463         195,145
Mechanical Technology Inc./(1)/                 56,060         194,528
Dynacq International Inc./(1)/                  12,782         193,903
SupportSoft Inc./(1)/                           63,753         192,534
Universal Access Global Holdings Inc./(1)/     126,653         191,246
AT&T Latin America Corp./(1)/                  127,394         191,091
Docent Inc./(1)/                               107,759         190,733
EEX Corp./(1)/                                  91,989         189,497
Measurements Specialties Inc./(1)/              27,222         189,193
Corillian Corp./(1)/                            57,206         188,780
CompuCredit Corp./(1)/                          32,954         188,497
Perini Corp./(1)/                               32,675         187,881
ICT Group Inc./(1)/                              7,681         187,800
H Power Corp./(1)/                              73,353         187,050
Millennium Cell Inc./(1)/                       46,787         185,744


108                                   2002 iShares Annual Report to Shareholders
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
InKine Pharmaceutical Co. Inc./(1)/            100,785  $      185,444
Selectica Inc./(1)/                             47,970         185,164
NYMAGIC Inc.                                     9,671         183,652
Convera Corp./(1)/                              52,135         182,994
Guess ? Inc./(1)/                               23,397         182,029
Lexent Inc./(1)/                                56,218         179,898
Harvard Bioscience Inc./(1)/                    20,293         178,375
ACTV Inc./(1)/                                 116,918         176,429
MicroFinancial Inc.                             20,536         175,583
Ambassadors International Inc./(1)/             20,453         174,873
SLI Inc.                                        68,209         173,933
Mestek Inc./(1)/                                 7,759         173,414
Bethlehem Steel Corp./(1)/                     383,103         172,396
Catalytica Energy Systems Inc./(1)/             50,686         170,812
Moldflow Corp./(1)/                             12,614         170,289
Clayton Williams Energy Inc./(1)/               13,464         168,300
Sunrise Telecom Inc./(1)/                       53,986         167,357
Richardson Electronics Ltd.                     13,755         166,986
Auspex Systems Inc./(1)/                       133,494         166,867
Loudcloud Inc./(1)/                             72,334         165,645
Nanogen Inc./(1)/                               39,378         165,388
Federal-Mogul Corp./(1)/                       203,676         164,978
Sirenza Microdevices Inc./(1)/                  30,265         164,036
DUSA Pharmaceuticals Inc./(1)/                  40,698         163,199
BSQUARE Corp./(1)/                              44,034         161,164
AEP Industries Inc./(1)/                         4,678         160,923
Genaissance Pharmaceuticals Inc./(1)/           53,282         157,715
Copper Mountain Networks Inc./(1)/             165,967         157,669
Brio Software Inc./(1)/                         57,364         157,177
Lantronix Inc./(1)/                             60,459         156,589
Align Technology Inc./(1)/                      29,479         156,239
VA Systems Inc./(1)/                            91,156         154,965
WestPoint Stevens Inc.                          68,617         151,644
Revlon Inc. "A"/(1)/                            23,362         151,619
FiberCore Inc./(1)/                             94,593         151,349
Management Network Group Inc. (The)/(1)/        27,228         149,482
Brightpoint Inc./(1)/                          163,336         148,636
DigitalThink Inc./(1)/                          65,318         146,965
America Online Latin America Inc. "A"/(1)/      65,031         146,320
Pumatech Inc./(1)/                             109,966         146,255
Digitas Inc./(1)/                               25,943         142,168
National Beverage Corp./(1)/                    10,582         140,741
WJ Communications Inc./(1)/                     43,033         140,288
EDEN Bioscience Corp./(1)/                      58,390         140,136
Coca-Cola Bottling Co. Consolidated              2,858         140,042
VerticalNet Inc./(1)/                          199,844         139,891
FTD.com Inc./(1)/                               24,119         135,091
RCN Corp./(1)/                                  95,160         134,176
Amtran Inc./(1)/                                 9,541         133,574
CompX International Inc.                        10,696         133,165
BMC Industries Inc.                             79,585         131,315
Prime Group Realty Trust                        17,044         130,557
ATS Medical Inc./(1)/                           65,172         130,344
Organogenesis Inc./(1)/                         93,481         129,939
Maui Land & Pineapple Co. Inc./(1)/              6,269         128,515
Emex Corp./(1)/                                 39,487         127,544
Recoton Corp./(1)/                              28,270         126,650
McMoRan Exploration Co./(1)/                    38,215         126,110
3 Dimensional Pharmaceuticals Inc./(1)/         18,390         125,604
Large Scale Biology Corp./(1)/                  37,848         124,520
Simplex Solutions Inc./(1)/                     12,288         122,020
Blue Martini Software Inc./(1)/                 84,827         120,454
Digital Generation Systems Inc./(1)/           104,425         119,044
Star Scientific Inc./(1)/                       59,318         118,636
Braun Consulting Inc./(1)/                      27,377         117,995
Burnham Pacific Properties Inc.                 68,458         115,694
Exact Sciences Corp./(1)/                       11,810         114,911
Newmark Homes Corp./(1)/                         6,745         114,861
Applied Innovation Inc./(1)/                    25,733         112,453
SureBeam Corporation "A"/(1)/                   20,241         112,135
Ribozyme Pharmaceuticals Inc./(1)/              38,448         111,499
3DO Co. (The)/(1)/                             109,072         111,253
PEC Solutions Inc./(1)/                          4,481         110,188
Seattle Genetics Inc./(1)/                      20,732         108,843
Equity One Inc.                                  8,086         108,757
Tremont Corp.                                    3,818         106,828
Covanta Energy Corp./(1)/                      145,818         104,989
Comdisco Inc./(1)/                             310,975         102,622
DuraSwitch Industries Inc./(1)/                 13,669         100,467
Paradigm Genetics Inc./(1)/                     61,509          99,645
First Banks America Inc./(1)/                    2,407          98,639
HealthExtras Inc./(1)/                          36,225          98,532
SatCon Technology Corp./(1)/                    29,481          95,813
SignalSoft Corp./(1)/                           55,309          95,740
Liberty Livewire Corp. "A"/(1)/                 16,516          95,462
Sorrento Networks Corp./(1)/                    37,207          95,250
Inspire Pharmaceuticals Inc./(1)/               47,373          95,220
Fairchild Corp. (The) "A"/(1)/                  37,482          94,455
Ventiv Health Inc./(1)/                         46,916          93,832

Schedules of Investments                                                     109
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                        Shares           Value
----------------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------------
Carrier Access Corp./(1)/                       31,211  $       93,633
Rural Cellular Corp. "A"/(1)/                   20,383          91,316
Interactive Intelligence Inc./(1)/              16,235          88,968
MEEMIC Holdings Inc./(1)/                        3,110          88,326
Next Level Communications Inc./(1)/             61,335          88,322
LightPath Technologies Inc. "A"/(1)/            56,842          88,105
SRI/Surgical Express Inc./(1)/                   5,743          87,638
Centennial Communications Corp. "A"/(1)/        23,215          83,574
Oglebay Norton Co.                               8,207          82,891
iBasis Inc./(1)/                                96,570          82,084
American Realty Investors Inc./(1)/             11,605          81,815
PYR Energy Corp./(1)/                           42,179          80,984
Digex Inc./(1)/                                 64,290          79,720
V.I. Technologies Inc./(1)/                     15,339          79,609
BioSphere Medical Inc./(1)/                     10,757          78,623
Tripath Technology Inc./(1)/                    45,655          76,700
On Command Corp./(1)/                           16,499          75,070
Immune Response Corp./(1)/                      91,031          73,735
Third Wave Technologies Inc./(1)/               22,003          73,710
ROHN Industries Inc./(1)/                       50,699          73,514
Extensity Inc./(1)/                             44,107          72,335
ATP Oil & Gas Corp./(1)/                        17,860          72,333
Metromedia International Group Inc./(1)/       217,132          67,311
Click Commerce Inc./(1)/                        52,310          66,434
TradeStation Group Inc./(1)/                    59,258          65,184
CacheFlow Inc./(1)/                             63,428          62,159
Metawave Communications Corp./(1)/             120,292          60,146
Spiegel Inc. "A"                                43,789          59,991
StarBase Corp./(1)/                            218,635          59,031
Novatel Wireless Inc./(1)/                      78,773          51,990
NewPower Holdings Inc./(1)/                    140,019          51,807
Choice One Communications Inc./(1)/             30,984          50,504
Beacon Power Corp./(1)/                         97,560          49,756
Viasystems Group Inc./(1)/                     159,237          47,771
Miravant Medical Technologies/(1)/              40,568          43,813
Alliance Fiber Optic Products Inc./(1)/         42,606          42,180
Optical Communication Products Inc./(1)/        13,947          39,191
GenStar Therapeutics Corp./(1)/                 34,728          34,728

                                             Shares or
                                             Principal           Value
----------------------------------------------------------------------
ITC*DeltaCom Inc./(1)/                         105,990  $       33,917
Engage Inc./(1)/                               130,301          32,575
Kaiser Aluminum Corp./(1)/                      88,417          31,830
Uniroyal Technology Corp./(1)/                  42,525          21,263
Adelphia Business Solutions Inc./(1)/          388,972          15,559
Focal Communications Corp./(1)/                  3,531          15,079
Constellation 3D Inc./(1)/                      45,031          14,410
NEON Communications Inc./(1)/                   22,335          10,497
Pinnacle Holdings Inc./(1)/                    122,508           9,801
Morgan Group Holding Co./(1)/                    6,080           6,992
Optical Cable Corp./(1)/                         6,424           6,488
GenTek Inc.                                     12,792           3,838
IMPSAT Fiber Networks Inc./(1)/                 42,824           2,149
----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,397,794,218)                                   2,434,892,296
----------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 10.00%
----------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     140,755,887     140,755,887
Dreyfus Money Market Fund                   42,130,765      42,130,765
General Electric Commercial Paper
  1.86%, 05/10/02                         $  8,000,000       8,000,000
Goldman Sachs Financial Square Prime
  Obligation Fund                            2,603,749       2,603,749
Providian Temp Cash Money Market Fund       50,375,996      50,375,996
----------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $243,866,397)                                       243,866,397
----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 109.83%
(Cost $2,641,660,615)                                    2,678,758,693
----------------------------------------------------------------------

Other Assets, Less Liabilities - (9.83%)                  (239,858,919)
----------------------------------------------------------------------

NET ASSETS - 100.00%                                    $2,438,899,774
======================================================================

/(1)/  Non-income earning securities.

See notes to financial statements.

110                                   2002 iShares Annual Report to Shareholders
iShares Russell 2000 Growth Index Fund
Schedule of Investments
March 31, 2002



Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS - 99.96%
-------------------------------------------------------------------
NVR Inc./(1)/                                  7,016   $  2,213,247
New York Community Bancorp Inc.                70,695     1,954,717
Career Education Corp./(1)/                    47,810     1,893,276
Lee Enterprises Inc.                           50,171     1,851,310
Renal Care Group Inc./(1)/                     55,926     1,834,373
GlobeSpanVirata Inc./(1)/                     119,626     1,784,820
TriQuint Semiconductor Inc./(1)/              148,058     1,778,177
Cymer Inc./(1)/                                34,903     1,733,283
Ruby Tuesday Inc.                              73,263     1,703,365
Accredo Health Inc./(1)/                       29,662     1,698,743
Edwards (J.D.) & Co./(1)/                      93,687     1,690,113
Affiliated Managers Group Inc./(1)/            23,441     1,683,767
Varian Semiconductor Equipment
  Associates Inc./(1)/                         37,281     1,677,645
LifePoint Hospitals Inc./(1)/                  44,596     1,648,268
Hudson United Bancorp                          51,612     1,641,778
Brown & Brown Inc.                             51,804     1,626,646
Performance Food Group Co./(1)/                49,714     1,623,659
Cheesecake Factory (The)/(1)/                  43,182     1,593,416
Corporate Executive Board Co. (The)/(1)/       41,242     1,547,029
Michaels Stores Inc./(1)/                      40,828     1,543,298
Roper Industries Inc.                          30,391     1,511,648
LTX Corp./(1)/                                 55,407     1,506,516
Scios Inc./(1)/                                51,808     1,498,805
GTECH Holdings Corp./(1)/                      30,629     1,493,164
Transkaryotic Therapies Inc./(1)/              34,140     1,469,727
Zebra Technologies Corp. "A"/(1)/              27,093     1,465,460
CEC Entertainment Inc./(1)/                    31,558     1,457,980
Alliant Techsystems Inc./(1)/                  14,216     1,449,890
Graco Inc.                                     35,453     1,448,255
THQ Inc./(1)/                                  29,369     1,442,018
Titan Corp. (The)/(1)/                         69,803     1,441,432
Doral Financial Corp.                          42,384     1,438,937
Perot Systems Corp. "A"/(1)/                   71,056     1,417,567
Charles River Laboratories International
  Inc./(1)/                                    45,113     1,398,503
AMETEK Inc.                                    37,418     1,392,324
Macromedia Inc./(1)/                           66,942     1,366,956
Avocent Corp./(1)/                             50,699     1,358,226
Varian Inc./(1)/                               35,575     1,349,716
Wiley (John) & Sons Inc. "A"                   51,508     1,349,510
Fair Isaac and Co. Inc.                        20,939     1,327,323
Steris Corp./(1)/                              62,870     1,311,468
Techne Corp./(1)/                              47,224     1,301,966
Mid Atlantic Medical Services Inc./(1)/        45,509     1,297,006
Chico's FAS Inc./(1)/                          38,278     1,289,969
Direct Focus Inc./(1)/                         33,735     1,283,617
Washington Real Estate Investment Trust        44,197     1,270,664
Neurocrine Biosciences Inc./(1)/               31,020     1,259,102
Copart Inc./(1)/                               69,755     1,251,405
Linens 'N Things Inc./(1)/                     40,881     1,248,097
Chesapeake Energy Corp./(1)/                  159,592     1,235,242
Global Payments Inc.                           33,480     1,227,042
Key Energy Services Inc./(1)/                 113,708     1,218,950
Federal Signal Corp.                           51,383     1,218,805
Activision Inc./(1)/                           40,489     1,207,787
99 Cents Only Stores/(1)/                      30,763     1,179,453
ITT Educational Services Inc./(1)/             26,109     1,174,905
Park National Corp.                            11,661     1,151,524
Veeco Instruments Inc./(1)/                    32,754     1,146,390
Province Healthcare Co./(1)/                   35,991     1,143,434
Stericycle Inc./(1)/                           18,246     1,141,488
Electro Scientific Industries Inc./(1)/        31,079     1,139,045
Ascential Software Corp./(1)/                 294,997     1,135,738
Apria Healthcare Group Inc./(1)/               46,312     1,135,107
Respironics Inc./(1)/                          34,742     1,125,641
Plexus Corp./(1)/                              47,610     1,123,596
Elantec Semiconductor Inc./(1)/                26,251     1,122,755
Education Management Corp./(1)/                26,553     1,119,740
Black Box Corp./(1)/                           22,942     1,110,852
Documentum Inc./(1)/                           43,518     1,107,533
Flowserve Corp./(1)/                           34,107     1,091,765
Atlantic Coast Airlines Holdings Inc./(1)/     45,456     1,090,035
Polaris Industries Inc.                        16,997     1,082,709
Covance Inc./(1)/                              53,238     1,079,667
Scholastic Corp./(1)/                          19,678     1,066,351
Donaldson Co. Inc.                             26,429     1,062,710
Cousins Properties Inc.                        40,792     1,062,632
Cognex Corp./(1)/                              36,528     1,061,504
Kronos Inc./(1)/                               22,465     1,055,406
Too Inc./(1)/                                  35,626     1,050,611
Diagnostic Products Corp.                      24,302     1,049,846
Waste Connections Inc./(1)/                    31,227     1,046,417
TrustCo Bank Corp. NY                          80,976     1,045,400
Keane Inc./(1)/                                60,891     1,038,192


Schedules of Investments                                                     111
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Gartner Inc. "A"/(1)/                          80,352  $  1,036,541
MSC Industrial Direct Co. Inc. "A"/(1)/        45,253     1,036,294
Tom Brown Inc./(1)/                            37,906     1,034,834
Greater Bay Bancorp                            30,176     1,029,605
IDEXX Laboratories Inc./(1)/                   38,343     1,029,126
NPS Pharmaceuticals Inc./(1)/                  31,480     1,027,192
Dial Corp. (The)                               56,853     1,024,491
Insight Enterprises Inc./(1)/                  44,825     1,014,838
O'Reilly Automotive Inc./(1)/                  31,947     1,008,567
Hilb Rogal & Hamilton Co.                      32,204     1,004,765
InterMune Inc./(1)/                            33,086       994,896
VISX Inc./(1)/                                 55,887       986,964
ATMI Inc./(1)/                                 31,191       980,957
Photon Dynamics Inc./(1)/                      19,087       971,337
Fisher Scientific International Inc./(1)/      34,490       969,169
Price Communications Corp./(1)/                54,813       966,901
CommScope Inc./(1)/                            54,920       955,608
Cell Therapeutics Inc./(1)/                    38,422       954,018
Ligand Pharmaceuticals Inc. "B"/(1)/           48,185       950,208
FactSet Research Systems Inc.                  23,544       950,000
Stone Energy Corp./(1)/                        24,497       949,259
Newport Corp.                                  39,127       935,135
Applebee's International Inc.                  25,747       934,616
CAL Dive International Inc./(1)/               37,061       922,819
Advanced Digital Information Corp./(1)/        70,903       922,448
Silicon Storage Technology Inc./(1)/           87,313       921,152
Sonic Corp./(1)/                               35,810       920,675
Legato Systems Inc./(1)/                      102,116       920,065
Intergraph Corp./(1)/                          52,066       916,882
Spinnaker Exploration Co./(1)/                 21,990       915,884
CV Therapeutics Inc./(1)/                      25,157       910,683
Trimeris Inc./(1)/                             21,058       909,706
Swift Transportation Co. Inc./(1)/             41,370       906,830
Incyte Genomics Inc./(1)/                      75,613       899,795
Credence Systems Corp./(1)/                    40,793       895,814
Photronics Inc./(1)/                           26,480       893,170
Getty Images Inc./(1)/                         29,641       888,044
Powerwave Technologies Inc./(1)/               68,668       883,757
Aeroflex Inc./(1)/                             68,328       878,698
Ventas Inc.                                    68,944       872,142
KV Pharmaceuticals Co. "B"/(1)/                26,471       865,602
Mentor Corp.                                   23,950       864,116
Digital Insight Corp./(1)/                     31,258       861,158
Matthews International Corp. "A"               34,139       856,889
eFunds Corp./(1)/                              52,826       847,857
Landstar System Inc./(1)/                       9,102       844,666
Take-Two Interactive Software Inc./(1)/        41,925       842,693
Jack in the Box Inc./(1)/                      28,383       841,556
Cabot Oil & Gas Corp. "A"                      33,772       836,195
American Management Systems Inc./(1)/          44,752       836,012
Stillwater Mining Co./(1)/                     44,166       832,529
Eclipsys Corp./(1)/                            50,580       830,018
Aspen Technology Inc./(1)/                     36,173       828,362
Perrigo Co./(1)/                               69,127       826,068
Christopher & Banks Corp./(1)/                 25,094       824,338
BARRA Inc./(1)/                                13,600       823,752
Coinstar Inc./(1)/                             24,300       818,667
Immunomedics Inc./(1)/                         42,937       814,086
Western Gas Resources Inc.                     21,871       814,039
Pacific Sunwear of California Inc./(1)/        33,059       813,251
Cambrex Corp.                                  19,278       811,604
MKS Instruments Inc./(1)/                      23,556       806,557
Tetra Tech Inc./(1)/                           55,962       799,697
Western Digital Corp./(1)/                    128,139       798,306
UCBH Holdings Inc.                             22,162       797,389
Evergreen Resources Inc./(1)/                  19,008       792,634
Tupperware Corp.                               34,733       790,176
Plantronics Inc./(1)/                          37,708       788,851
Regeneron Pharmaceuticals Inc./(1)/            31,473       786,510
AmeriPath Inc./(1)/                            29,283       784,784
Choice Hotels International Inc./(1)/          32,431       782,560
Exar Corp./(1)/                                38,017       780,869
Westamerica Bancorp                            18,142       775,571
Men's Wearhouse Inc. (The)/(1)/                33,186       774,893
Alpha Industries Inc./(1)/                     50,349       767,822
Avant! Corp./(1)/                              38,283       766,808
Argosy Gaming Co./(1)/                         20,880       766,087
Oak Technology Inc./(1)/                       51,282       763,076
Advanced Energy Industries Inc./(1)/           21,097       758,648
Isis Pharmaceuticals Inc./(1)/                 47,061       756,741
Unit Corp./(1)/                                41,079       751,335
Impath Inc./(1)/                               18,293       750,745
MSC.Software Corp./(1)/                        32,501       747,523
Amylin Pharmaceuticals Inc./(1)/               74,140       742,141
Brooks Automation Inc./(1)/                    16,261       738,900
Rambus Inc./(1)/                               94,588       736,841
Entegris Inc./(1)/                             45,593       736,327


112                                   2002 iShares Annual Report to Shareholders
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
PETsMART Inc./(1)/                             53,891  $    730,762
Chelsea Property Group Inc.                    13,462       727,486
Haemonetics Corp./(1)/                         22,842       725,005
American Italian Pasta Co. "A"/(1)/            15,739       714,551
Helix Technology Corp.                         28,200       714,024
NDCHealth Corp.                                19,488       709,168
Administaff Inc./(1)/                          25,635       708,295
Cooper Companies Inc.                          14,928       707,587
Panera Bread Co. "A"/(1)/                      11,057       704,441
P.F. Chang's China Bistro Inc./(1)/            10,425       694,618
Kopin Corp./(1)/                               76,090       693,180
Kulicke & Soffa Industries Inc./(1)/           33,259       692,120
Technitrol Inc.                                28,992       691,169
SangStat Medical Corp./(1)/                    25,726       691,000
Cerus Corp./(1)/                               12,888       690,410
Asyst Technologies Inc./(1)/                   37,728       686,650
Woodward Governor Co.                           9,975       686,280
Genesco Inc./(1)/                              24,857       685,307
SCP Pool Corp./(1)/                            21,763       683,358
Mercury Computer Systems Inc./(1)/             21,324       681,515
Patina Oil & Gas Corp.                         21,604       680,958
HNC Software Inc./(1)/                         40,505       680,484
American Medical Systems Holdings Inc./(1)/    30,225       680,365
Hooper Holmes Inc.                             64,664       678,325
Plains Resource Inc./(1)/                      27,261       678,254
Dreyer's Grand Ice Cream Inc.                  16,381       674,733
Insituform Technologies Inc. "A"/(1)/          26,604       672,283
Cost Plus Inc./(1)/                            24,457       669,202
DRS Technologies Inc./(1)/                     15,870       658,446
SurModics Inc./(1)/                            15,043       655,875
Lone Star Technologies Inc./(1)/               28,677       654,122
FileNET Corp./(1)/                             38,086       650,890
Integrated Circuit Systems Inc./(1)/           31,829       649,312
Flir Systems Inc./(1)/                         13,583       648,588
Church & Dwight Co. Inc.                       21,976       647,413
Hot Topic Inc./(1)/                            30,964       647,148
Grey Wolf Inc./(1)/                           162,708       644,324
United Bancshares Inc.                         21,788       643,400
Dianon Systems Inc./(1)/                        9,899       642,247
Information Holdings Inc./(1)/                 22,267       641,290
Southwest Bancorp of Texas Inc./(1)/           19,217       640,695
Texas Regional Bancshares Inc. "A"             14,655       639,837
Manitowoc Co. Inc. (The)                       16,161       638,359
Secure Computing Corp./(1)/                    32,513       637,580
Maverick Tube Corp./(1)/                       38,805       633,298
Manhattan Associates Inc./(1)/                 16,607       632,727
Sylvan Learning Systems Inc./(1)/              22,169       626,274
Overture Services Inc./(1)/                    22,426       626,134
InFocus Corp./(1)/                             34,328       625,113
Frontier Oil Corp.                             29,102       625,111
FEI Co./(1)/                                   17,551       623,938
Rare Hospitality International Inc./(1)/       24,476       622,180
AmSurg Corp./(1)/                              22,847       621,667
EGL Inc./(1)/                                  39,167       620,797
Olin Corp.                                     32,991       620,231
ILEX Oncology Inc./(1)/                        35,929       620,135
Fred's Inc.                                    17,172       618,192
Charlotte Russe Holding Inc./(1)/              23,780       616,853
Syncor International Corp./(1)/                22,495       612,989
InterDigital Communications Corp./(1)/         63,459       608,572
Symyx Technologies Inc./(1)/                   29,234       603,682
Progress Software Corp./(1)/                   33,247       603,101
Frontier Airlines Inc./(1)/                    32,895       602,636
Teledyne Technologies Inc./(1)/                36,310       602,020
Veritas DGC Inc./(1)/                          35,540       600,981
S1 Corp./(1)/                                  38,803       599,118
Mills Corp.                                    21,409       598,596
FuelCell Energy Inc./(1)/                      37,690       593,994
Martek Biosciences Corp./(1)/                  18,823       592,529
Gene Logic Inc./(1)/                           30,445       592,460
Borland Software Corp./(1)/                    45,403       590,693
Priceline.com Inc./(1)/                       112,002       585,770
C&D Technologies Inc.                          27,782       583,978
AstroPower Inc./(1)/                           13,976       583,638
Exelixis Inc./(1)/                             42,273       582,945
Rogers Corp./(1)/                              17,549       582,802
Concurrent Computer Corp./(1)/                 69,696       579,174
Verity Inc./(1)/                               32,676       577,712
Cohu Inc.                                      20,251       576,951
Albany Molecular Research Inc./(1)/            24,029       575,975
Gentiva Health Services Inc./(1)/              23,220       574,927
InterCept Inc./(1)/                            15,732       570,285
Power Integrations Inc./(1)/                   29,922       570,014
Cubist Pharmaceuticals Inc./(1)/               30,703       567,391
Grey Global Group Inc.                            830       565,230
NetIQ Corp./(1)/                               25,877       564,377
Forward Air Corp./(1)/                         17,603       557,135


Schedules of Investments                                                     113
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
DSP Group Inc./(1)/                            27,106  $    554,860
INAMED Corp./(1)/                              16,771       551,766
TeleTech Holdings Inc./(1)/                    41,069       551,557
East West Bancorp Inc.                         18,634       545,790
Owens & Minor Inc.                             27,664       543,321
Silicon Image Inc./(1)/                        63,512       542,392
WD-40 Co.                                      17,889       538,817
E.piphany Inc./(1)/                            70,977       536,586
Manufactured Home Communities Inc.             16,227       535,491
AGCO Corp./(1)/                                23,360       533,075
Microsemi Corp./(1)/                           32,457       529,698
Enzo Biochem Inc./(1)/                         26,141       529,617
Noven Pharmaceuticals Inc./(1)/                25,528       529,451
Metro One Telecommunications Inc./(1)/         20,775       526,646
Brady Corp. "A"                                14,487       525,878
Newpark Resources Inc./(1)/                    67,689       524,590
PRI Automation Inc./(1)/                       22,419       522,564
Footstar Inc./(1)/                             17,122       522,050
Wet Seal Inc. "A"/(1)/                         14,960       521,954
Chittenden Corp.                               17,807       519,074
FTI Consulting Inc./(1)/                       16,688       516,994
RehabCare Group Inc./(1)/                      18,079       515,252
Donnelley (R.H.) Corp./(1)/                    16,927       515,089
Westport Resources Corp./(1)/                  25,996       510,821
Quiksilver Inc./(1)/                           23,344       510,767
Atrix Laboratories Inc./(1)/                   22,389       509,798
Boston Private Financial Holdings Inc.         19,009       508,491
Commerce One Inc./(1)/                        325,450       507,702
Superior Energy Services Inc./(1)/             50,396       506,984
F5 Networks Inc./(1)/                          21,670       503,611
Immunogen Inc./(1)/                            45,451       503,143
Bruker Daltonics Inc./(1)/                     52,223       500,296
IGEN International Inc./(1)/                   13,108       496,531
ValueVision International Inc. "A"/(1)/        23,830       494,473
Philadelphia Suburban Corp.                    20,951       492,349
Itron Inc./(1)/                                16,412       488,257
ProBusiness Services Inc./(1)/                 22,597       487,417
Pacific Capital Bancorp                        15,795       487,276
Harmonic Inc./(1)/                             41,803       484,915
Ocular Sciences Inc./(1)/                      17,225       482,350
Franklin Electric Co. Inc.                      9,496       481,067
Simpson Manufacturing Co. Inc./(1)/             7,856       480,394
Forest City Enterprises Inc. "A"               12,614       479,332
Mobile Mini Inc./(1)/                          14,889       479,128
Genta Inc./(1)/                                28,503       477,995
Commonwealth Telephone Enterprises
  Inc./(1)/                                    12,463       476,710
SOURCECORP Inc./(1)/                           16,164       476,676
Echelon Corp./(1)/                             26,472       476,496
OshKosh B'Gosh Inc. "A"                        11,091       475,360
Pre-Paid Legal Services Inc./(1)/              16,577       473,439
CTS Corp.                                      29,121       473,216
Trimble Navigation Ltd./(1)/                   28,402       472,325
Invacare Corp.                                 12,558       472,181
Rudolph Technologies Inc./(1)/                 10,911       470,919
webMethods Inc./(1)/                           27,188       468,449
Group 1 Automotive Inc./(1)/                   11,877       463,797
Digene Corp./(1)/                              12,956       463,177
Hain Celestial Group Inc./(1)/                 20,780       462,355
Corinthian Colleges Inc./(1)/                   9,037       456,820
Fleming Companies Inc.                         20,215       452,816
Computer Network Technology Corp./(1)/         34,223       452,428
CVB Financial Corp.                            22,427       452,128
Thoratec Labs Corp./(1)/                       41,284       452,060
Atwood Oceanics Inc./(1)/                       9,820       450,738
Pharmaceutical Resources Inc./(1)/             21,230       449,864
Actel Corp./(1)/                               21,712       449,656
CIMA Labs Inc./(1)/                            16,839       448,759
Midway Games Inc./(1)/                         33,256       447,626
ANSYS Inc./(1)/                                16,488       446,825
FreeMarkets Inc./(1)/                          19,289       443,068
Sapient Corp./(1)/                             92,670       440,183
MAXIMUS Inc./(1)/                              14,250       437,902
Vicor Corp./(1)/                               25,878       437,338
Station Casinos Inc./(1)/                      26,186       435,997
Superior Industries International Inc.          8,905       434,386
Tweeter Home Entertainment Group Inc./(1)/     22,180       433,619
CUNO Inc./(1)/                                 11,639       432,040
Alexion Pharmaceuticals Inc./(1)/              18,274       429,622
Korn/Ferry International/(1)/                  43,079       428,636
Action Performance Companies Inc./(1)/          8,696       428,278
UnitedGlobalCom Inc. "A"/(1)/                  79,119       428,034
California Pizza Kitchen Inc./(1)/             17,099       427,646


114                                   2002 iShares Annual Report to Shareholders
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
On Assignment Inc./(1)/                        23,870  $    427,273
Florida Rock Industries Inc.                   10,716       426,925
Headwaters Inc./(1)/                           27,763       424,774
InfoSpace Inc./(1)/                           278,499       423,318
Neose Technologies Inc./(1)/                   13,194       422,868
Read-Rite Corp./(1)/                          137,419       421,876
Liberate Technologies/(1)/                     70,074       416,940
Shuffle Master Inc./(1)/                       20,160       416,506
NBTY Inc./(1)/                                 24,358       415,547
Edison Schools Inc./(1)/                       29,895       415,540
ArthroCare Corp./(1)/                          23,063       415,365
Maxygen Inc./(1)/                              33,155       415,101
Edwards Lifesciences Corp./(1)/                14,849       415,030
Federal Agricultural Mortgage Corp./(1)/        9,315       414,517
Georgia Gulf Corp.                             15,403       413,571
Delta & Pine Land Co.                          21,789       413,337
Bally Total Fitness Holding Corp./(1)/         18,823       413,165
Per-Se Technologies Inc./(1)/                  34,114       412,097
Rent-A-Center Inc./(1)/                         8,030       410,253
Knight Transportation Inc./(1)/                19,367       409,418
Netegrity Inc./(1)/                            27,668       409,210
aaiPharma Inc./(1)/                            11,374       408,782
ChipPAC Inc./(1)/                              41,213       404,712
DDi Corp./(1)/                                 47,434       404,612
Penn National Gaming Inc./(1)/                 11,540       404,131
Topps Co. (The)/(1)/                           41,926       402,490
Walter Industries Inc.                         30,478       401,395
NYFIX Inc./(1)/                                26,732       399,911
Children's Place Retail Stores Inc.
  (The)/(1)/                                   12,106       399,498
Tennant Co.                                     9,505       398,450
Heidrick & Struggles International
  Inc./(1)/                                    19,155       398,424
Electronics Boutique Holdings Corp./(1)/       11,481       396,439
Adolor Corp./(1)/                              35,481       395,613
ScanSource Inc./(1)/                            6,570       394,952
St. Mary Land & Exploration Co.                18,174       394,558
Yankee Candle Co. Inc. (The)/(1)/              17,055       394,482
Paxson Communications Corp./(1)/               35,981       394,352
Duane Reade Inc./(1)/                          11,593       393,930
Boyds Collection Ltd. (The)/(1)/               60,047       393,308
Sirius Satellite Radio Inc./(1)/               73,473       390,876
Fossil Inc./(1)/                               14,679       390,315
Acuity Brands Inc.                             23,536       389,050
Indevus Pharmaceuticals Inc./(1)/              44,280       387,450
American Woodmark Corp.                         6,098       384,644
Identix Inc./(1)/                              43,178       382,989
Possis Medical Inc./(1)/                       19,439       382,948
Suffolk Bancorp                                13,336       380,743
Agile Software Corp./(1)/                      31,278       378,464
Integra LifeSciences Holdings Corp./(1)/       13,450       378,348
AMC Entertainment Inc./(1)/                    27,675       377,487
Bio-Rad Laboratories Inc. "A"/(1)/             10,035       376,814
MGI Pharma Inc./(1)/                           27,371       376,625
Bright Horizons Family Solutions Inc./(1)/     12,666       373,280
CryoLife Inc./(1)/                             17,817       372,375
Dionex Corp./(1)/                              15,292       372,054
ANADIGICS Inc./(1)/                            30,111       371,570
Cognizant Technology Solutions Corp./(1)/       8,817       371,196
Engineered Support Systems Inc.                 8,021       370,971
CACI International Inc. "A"/(1)/               10,558       370,691
ICU Medical Inc./(1)/                          10,153       369,569
Sotheby's Holdings Inc. "A"/(1)/               23,006       369,246
Student Loan Corp.                              4,022       368,415
Littelfuse Inc./(1)/                           14,841       367,612
Tularik Inc./(1)/                              22,330       367,105
Papa John's International Inc./(1)/            13,146       366,510
AFC Enterprises Inc./(1)/                      10,895       364,438
American Healthways Inc./(1)/                  13,404       363,785
Medicines Co. (The)/(1)/                       25,486       363,430
AirGate PCS Inc./(1)/                          25,897       362,558
Lincoln Electric Holding Inc.                  12,619       360,525
Intermagnetics General Corp./(1)/              13,189       359,400
Tanox Inc./(1)/                                25,352       358,984
Town & Country Trust (The)                     16,176       357,651
Dendrite International Inc./(1)/               33,393       357,305
Roxio Inc./(1)/                                15,705       356,346
Tollgrade Communications Inc./(1)/             14,507       355,567
Websense Inc./(1)/                             14,116       355,159
Cyberonics Inc./(1)/                           22,165       354,418
Chateau Communities Inc.                       12,319       353,925
Silicon Laboratories Inc./(1)/                 10,004       353,441
Lands' End Inc./(1)/                            7,860       352,678
MedQuist Inc./(1)/                             11,733       351,990


Schedules of Investments                                                     115
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Actuate Corp./(1)/                             48,608  $    350,950
Centillium Communications Inc./(1)/            28,991       350,791
SERENA Software Inc./(1)/                      17,933       349,694
Cadiz Inc./(1)/                                38,837       349,533
Vintage Petroleum Inc.                         23,748       349,096
Landauer Inc.                                   9,198       349,064
Alpharma Inc. "A"                              24,404       348,977
Skechers U.S.A. Inc. "A"/(1)/                  18,445       348,795
Houston Exploration Co./(1)/                   11,222       347,882
Clark/Bardes Inc./(1)/                         12,073       347,702
Biosite Inc./(1)/                              14,024       347,094
Diversa Corp./(1)/                             27,327       347,053
First Bancorp.                                 12,006       346,973
Pure Resources Inc./(1)/                       15,359       346,806
Scotts Co. (The) "A"/(1)/                       7,575       346,784
Rollins Inc.                                   16,428       346,631
Advanced Marketing Services Inc.               14,427       346,248
Jill (J.) Group Inc. (The)/(1)/                12,168       346,180
General Communication Inc. "A"/(1)/            39,772       346,016
Lexicon Genetics Inc./(1)/                     36,564       345,530
Nordson Corp.                                  11,454       345,338
MTR Gaming Group Inc./(1)/                     22,371       345,185
Carlisle Companies Inc.                         7,866       343,902
CoorsTek Inc./(1)/                              8,951       343,897
Southwestern Energy Co./(1)/                   27,280       343,182
SeaChange International Inc./(1)/              22,563       342,732
Datascope Corp.                                11,652       341,986
Triad Guaranty Inc./(1)/                        7,864       341,848
PolyMedica Corp./(1)/                          13,421       341,564
NCO Group Inc./(1)/                            12,282       340,948
Regis Corp.                                    12,135       340,751
Granite Construction Inc.                      13,778       339,077
Rayovac Corp./(1)/                             21,910       338,510
Energy Conversion Devices Inc./(1)/            16,306       338,349
Pharmacopeia Inc./(1)/                         25,417       338,300
Libbey Inc.                                     8,772       337,897
Guitar Center Inc./(1)/                        19,180       336,034
Swift Energy Co./(1)/                          17,053       335,944
Microtune Inc./(1)/                            23,370       335,827
CARBO Ceramics Inc.                             8,195       335,667
TranSwitch Corp./(1)/                         102,789       335,092
Theragenics Corp./(1)/                         33,808       334,699
Connetics Corp./(1)/                           34,240       332,128
Lightbridge Inc./(1)/                          28,517       331,653
Intuitive Surgical Inc./(1)/                   35,171       330,607
ABM Industries Inc.                             9,008       330,594
Serologicals Corp./(1)/                        20,990       328,913
RadiSys Corp./(1)/                             18,206       327,890
Cato Corp. "A"                                 14,703       327,583
MIPS Technologies Inc. "A"/(1)/                44,500       327,520
VidaMed Inc./(1)/                              41,479       326,855
Bio-Technology General Corp./(1)/              66,534       326,682
Harland (John H.) Co.                          11,220       326,165
Inktomi Corp./(1)/                             94,346       325,494
Universal Compression Holdings Inc./(1)/       12,301       324,746
Andrew Corp./(1)/                              19,380       324,227
Stratos Lightwave Inc./(1)/                    73,257       323,796
FalconStor Software Inc./(1)/                  51,069       323,777
Pixelworks Inc./(1)/                           25,117       323,507
BioMarin Pharmaceutical Inc./(1)/              30,895       323,471
Tetra Technologies Inc./(1)/                   11,115       322,891
SonicWALL Inc./(1)/                            24,553       320,171
Planar Systems Inc./(1)/                       12,171       319,489
Learning Tree International Inc./(1)/          13,187       319,125
Vitria Technology Inc./(1)/                    80,789       319,117
Speedway Motorsports Inc./(1)/                 11,159       318,143
Intertan Inc./(1)/                             28,027       318,106
Caliper Technologies Corp./(1)/                24,515       317,960
W-H Energy Services Inc./(1)/                  14,691       317,326
EDO Corp.                                      11,731       316,854
Stewart & Stevenson Services Inc.              16,336       316,102
Harman International Industries Inc.            6,367       314,211
MatrixOne Inc./(1)/                            35,045       312,601
CoStar Group Inc./(1)/                         13,626       310,128
TriZetto Group Inc. (The)/(1)/                 25,468       309,436
WMS Industries Inc./(1)/                       16,177       307,363
Airtran Holdings Inc./(1)/                     50,735       306,947
Anaren Microwave Inc./(1)/                     21,110       306,728
Otter Tail Corp.                                9,913       306,109
Texas Biotech Corp./(1)/                       49,707       305,698
Ackerly Group Inc./(1)/                        17,112       305,620
AptarGroup Inc.                                 8,719       305,601
Spanish Broadcasting System Inc. "A"/(1)/      22,524       305,200
Benchmark Electronics Inc./(1)/                10,870       304,360
Remington Oil & Gas Corp./(1)/                 15,056       303,529
Praecis Pharmaceuticals Inc./(1)/              58,352       303,430


116                                   2002 iShares Annual Report to Shareholders
iShares Russell 2000 Growth Index Fund
Schedule of Investments (Continued)
March 31, 2002


Security                                                   Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
AsiaInfo Holdings Inc./(1)/                                 23,037    $  303,167
Key Productions Co. Inc./(1)/                               15,974       302,707
WFS Financial Inc.(1)                                       12,117       301,834
Leap Wireless International Inc./(1)/                       35,696       300,560
Frontier Financial Corp.                                    11,268       299,729
Molecular Devices Corp./(1)/                                16,416       298,279
Penwest Pharmaceuticals Co./(1)/                            15,346       297,712
Vastera Inc./(1)/                                           19,965       296,081
Intrado Inc./(1)/                                           13,558       295,429
DMC Stratex Networks Inc./(1)/                              54,182       294,750
Hollywood Entertainment Corp./(1)/                          17,468       293,462
Forrester Research Inc./(1)/                                15,351       293,204
Corixa Corp./(1)/                                           47,480       292,952
ENDOcare Inc./(1)/                                          14,858       292,851
Renaissance Learning Inc./(1)/                               8,953       292,763
Ixia/(1)/                                                   34,047       289,399
Ferro Corp.                                                 10,029       288,835
PLATO Learning Inc./(1)/                                    16,202       286,613
Mesa Air Group Inc./(1)/                                    25,375       284,200
Triarc Companies Inc./(1)/                                  10,187       283,199
RailAmerica Inc./(1)/                                       26,876       282,736
Briggs & Stratton Corp.                                      6,143       282,578
Pier 1 Imports Inc.                                         13,702       282,124
Heartland Express Inc./(1)/                                 14,087       281,177
Ventana Medical Systems Inc./(1)/                           13,854       280,544
Saga Communications Inc./(1)/                               11,111       279,997
Ultimate Electronics Inc./(1)/                               9,952       279,154
Arqule Inc./(1)/                                            22,037       278,327
First Horizon Pharmaceutical Corp./(1)/                     12,439       278,136
Telik Inc./(1)/                                             22,854       276,990
Prima Energy Corp./(1)/                                     11,064       275,494
Entrust Inc./(1)/                                           54,228       275,478
BE Aerospace Inc./(1)/                                      27,703       275,091
NeoPharm Inc./(1)/                                          12,789       274,836
Right Management Consultants Inc./(1)/                      10,841       274,494
Net.B@nk Inc./(1)/                                          16,234       274,355
IDX Systems Corp./(1)/                                      15,580       273,585
Lancaster Colony Corp.                                       7,364       272,763
Triangle Pharmaceuticals Inc./(1)/                          53,151       271,070
Viewpoint Corp./(1)/                                        44,844       270,858
Berry Petroleum Co. "A"                                     17,454       269,664
Gymboree Corp./(1)/                                         18,252       269,217
Versicor Inc./(1)/                                          14,880       269,030
SeeBeyond Technology Corp./(1)/                             35,134       268,775
Nabi Biopharmaceuticals/(1)/                                43,492       267,911
Xicor Inc./(1)/                                             25,178       267,642
Therma-Wave Inc./(1)/                                       18,507       267,241
MRV Communications Inc./(1)/                                94,593       266,752
La Jolla Pharmaceutical Co./(1)/                            36,347       266,060
Washington Trust Bancorp Inc.                               13,683       265,724
Zygo Corp./(1)/                                             16,298       264,354
Zoll Medical Corp./(1)/                                      6,858       263,347
Advanced Tissue Sciences Inc./(1)/                          83,670       263,142
Universal Corp.                                              6,656       261,980
Merix Corp./(1)/                                            13,956       260,838
Advanced Neuromodulation Systems Inc./(1)/                   7,723       259,029
Lindsay Manufacturing Co.                                   10,611       258,378
Tejon Ranch Co./(1)/                                         8,202       256,723
EMCORE Corp./(1)/                                           26,558       255,222
Acacia Research Corp./(1)/                                  22,365       255,185
Peregrine Pharmaceuticals Inc./(1)/                        117,447       254,860
Viasat Inc./(1)/                                            18,154       254,519
Buca Inc./(1)/                                              13,992       254,235
Avigen Inc./(1)/                                            22,855       253,690
CenterPoint Properties Corp.                                 4,632       250,360
Mattson Technology Inc./(1)/                                35,731       250,117
City Bank                                                   10,095       249,851
Sensient Technologies Corp.                                 10,834       249,399
Electroglas Inc./(1)/                                       14,732       248,971
Ivex Packaging Corp./(1)/                                   10,857       248,842
Somera Communications Inc./(1)/                             33,707       246,735
Magnum Hunter Resources Inc./(1)/                           31,512       246,109
Conceptus Inc./(1)/                                         11,411       245,907
Conestoga Enterprises Inc.                                   8,108       245,348
Alloy Inc./(1)/                                             16,319       245,275
DuPont Photomasks Inc./(1)/                                  4,693       244,036
Kana Software Inc./(1)/                                     13,538       243,684
AnnTaylor Stores Corp./(1)/                                  5,622       242,983
NaPro BioTherapeutics Inc./(1)/                             27,762       242,917
Pinnacle Systems Inc./(1)/                                  30,469       242,838
Gabelli Asset Management Inc. "A"/(1)/                       6,111       242,607
Bel Fuse Inc. "B"                                            9,908       242,350
Smucker (J.M.) Co. (The)                                     7,168       242,278
Alexandria Real Estate Equities Inc.                         5,410       241,286
Young Broadcasting Inc. "A"/(1)/                             9,626       240,554
Salem Communications Corp. "A"/(1)/                         10,141       240,342
Getty Realty Corp.                                          12,761       239,907

Schedules of Investments                                                     117
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
McGrath Rentcorp                                7,801  $    239,881
United Natural Foods Inc./(1)/                  9,627       239,809
Chordiant Software Inc./(1)/                   32,982       239,779
Sandy Spring Bancorp Inc.                       7,383       239,578
Endo Pharmaceuticals Holdings Inc./(1)/        23,720       239,572
Connecticut Water Service Inc.                  8,687       237,937
Array BioPharma Inc./(1)/                      18,287       236,817
Urologix Inc./(1)/                             13,003       236,265
WebEx Communications Inc./(1)/                 14,357       236,173
IndyMac Bancorp Inc./(1)/                       9,555       236,008
Proxim Corp. "A"/(1)/                          98,256       235,814
Bei Technologies Inc.                          12,370       233,174
Concord Camera Corp./(1)/                      25,877       233,152
AXT Inc./(1)/                                  21,756       232,789
MetaSolv Inc./(1)/                             30,899       232,669
Luminex Corp./(1)/                             18,466       231,933
SY Bancorp Inc.                                 6,345       230,958
Semitool Inc./(1)/                             17,721       230,550
United Therapeutics Inc./(1)/                  17,091       230,045
Universal Electronics Inc./(1)/                15,597       228,496
ONYX Software Corp./(1)/                       45,633       227,709
ProQuest Co./(1)/                               5,293       227,546
Digimarc Corp./(1)/                            11,616       227,325
National Processing Inc./(1)/                   7,942       226,982
Alamosa Holdings Inc./(1)/                     45,009       226,395
TRC Companies Inc./(1)/                         9,190       225,602
DiamondCluster International
  Inc. "A"/(1)/                                17,289       223,374
Hydril Co./(1)/                                 9,158       223,180
Resources Connection Inc./(1)/                  7,704       222,877
InterVoice-Brite Inc./(1)/                     34,687       221,997
Transaction Systems Architects
  Inc. "A"/(1)/                                19,429       221,491
First Busey Corp. "A"                          10,337       221,212
Vital Sign Inc.                                 5,978       220,469
SpeechWorks International Inc./(1)/            27,858       218,407
Numerical Technologies Inc./(1)/               16,021       216,444
Citizens Inc./(1)/                             20,118       216,268
Essex Property Trust Inc.                       4,135       215,764
O'Charley's Inc./(1)/                          10,007       215,651
Antigenics Inc./(1)/                           15,386       215,250
Quicksilver Resources Inc./(1)/                 9,351       215,073
UGI Corp.                                       6,854       214,804
Pemstar Inc./(1)/                              22,372       214,771
Portal Software Inc./(1)/                     112,427       214,736
PLX Technology Inc./(1)/                       17,597       214,683
Excel Technology Inc./(1)/                      9,720       213,451
Sequenom Inc./(1)/                             30,934       213,445
StarTek Inc./(1)/                               9,182       212,563
TALX Corp.                                     13,283       212,528
7-Eleven Inc./(1)/                             19,053       212,441
Vical Inc./(1)/                                22,961       212,389
Oceaneering International Inc./(1)/             7,287       211,323
Aphton Corp./(1)/                              17,871       211,057
School Specialty Inc./(1)/                      7,859       209,992
Nuance Communications Inc./(1)/                30,644       209,299
CCBT Financial Companies Inc.                   7,799       209,013
Century Aluminum Co.                           12,854       208,877
Aksys Ltd./(1)/                                23,711       208,183
Stein Mart Inc./(1)/                           20,745       207,657
Main Street Banks Inc.                         10,998       206,212
Stellent Inc./(1)/                             21,381       205,899
Oplink Communications Inc./(1)/               131,848       204,364
Iomega Corp./(1)/                              23,037       204,108
Presstek Inc./(1)/                             34,931       202,600
Hickory Tech Corp.                             12,437       202,350
Siliconix Inc./(1)/                             6,730       201,900
Dycom Industries Inc./(1)/                     13,467       201,332
GulfMark Offshore Inc./(1)/                     5,546       200,377
deCODE genetics Inc./(1)/                      35,204       200,311
Sterling Bancshares Inc.                       14,984       200,036
Offshore Logistics Inc./(1)/                    9,282       200,027
Guilford Pharmaceuticals Inc./(1)/             28,088       199,987
Illumina Inc./(1)/                             21,105       199,653
Vans Inc./(1)/                                 16,994       199,000
MemberWorks Inc./(1)/                          10,490       198,576
Research Frontiers Inc./(1)/                   11,228       198,511
Titan Pharmaceuticals Inc./(1)/                28,299       198,376
Trendwest Resorts Inc./(1)/                     8,245       198,045
MPS Group Inc./(1)/                            22,492       196,805
ParkerVision Inc./(1)/                          9,652       196,032
Integral Systems Inc./(1)/                      9,669       195,797
RPM Inc.                                       12,579       195,603
Caminus Corp./(1)/                              8,693       195,592
Artisan Components Inc./(1)/                   11,769       195,365
Horizon Offshore Inc./(1)/                     16,655       195,363
CYTOGEN Corp./(1)/                             91,263       195,303


118                                   2002 iShares Annual Report to Shareholders
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Idex Corp.                                     5,261   $   194,657
Arena Pharmaceuticals Inc./(1)/               19,536       194,579
Novavax Inc./(1)/                             16,965       194,080
Biopure Corp./(1)/                            18,191       192,825
4Kids Entertainment Inc./(1)/                  9,666       192,547
Meridian Resource Corp. (The)/(1)/            39,185       192,006
AVANIR Pharmaceuticals "A"/(1)/               66,620       190,533
eSpeed, Inc./(1)/                             17,948       189,890
Wabtec Corp.                                  12,659       189,758
Packeteer Inc./(1)/                           25,631       189,669
Hollywood Casino Corp. "A"/(1)/               11,494       189,536
Sports Resorts International Inc./(1)/        27,877       189,285
Dean Foods Co./(1)/                            2,499       189,224
Raymond James Financial Inc.                   5,519       188,915
Geron Corp./(1)/                              24,713       188,066
Three-Five Systems Inc./(1)/                  12,669       187,755
Crown Media Holdings Inc./(1)/                15,137       187,699
Factory 2-U Stores Inc./(1)/                  14,548       187,669
Vasomedical Inc./(1)/                         65,554       187,550
Independent Bank Corp.(MI)                     6,507       187,141
Akamai Technologies Inc./(1)/                 46,471       185,930
RPC Inc.                                      12,433       185,252
Denbury Resources Inc./(1)/                   21,844       185,237
PRG-Schultz International Inc./(1)/           13,164       184,954
ABIOMED Inc./(1)/                             16,534       183,527
MICROS Systems Inc./(1)/                       7,200       183,240
Dril-Quip Inc./(1)/                            7,140       183,141
Neurogen Corp./(1)/                           14,278       182,187
II-VI Inc./(1)/                               11,960       181,194
OraSure Technologies Inc./(1)/                29,810       180,350
JNI Corp./(1)/                                25,290       180,065
EPIQ Systems Inc./(1)/                        11,263       179,420
Corvas International Inc./(1)/                31,495       179,207
Steven Madden Ltd./(1)/                       10,235       179,113
New Focus Inc./(1)/                           59,900       179,101
Meritage Corp./(1)/                            2,765       176,683
Strayer Education Inc.                         3,575       175,533
Martha Stewart Living Omnimedia Inc.
  "A"/(1)/                                     9,755       174,614
Cathay Bancorp Inc.                            2,421       174,554
Universal Display Corp./(1)/                  18,159       174,326
Pain Therapeutics Inc./(1)/                   18,156       173,571
Ariad Pharmaceuticals Inc./(1)/               32,485       172,820
Acclaim Entertainment Inc./(1)/               37,928       172,193
Select Medical Corp./(1)/                     10,739       171,931
SpectraLink Corp./(1)/                        17,109       171,432
Allscripts Healthcare Solutions Inc./(1)/     27,109       170,787
Kenneth Cole Productions "A"/(1)/              8,473       170,053
Carreker Corp./(1)/                           19,461       169,700
Micro General Corp./(1)/                      12,276       169,654
Durect Corp./(1)/                             21,748       169,417
Triumph Group Inc./(1)/                        4,311       168,991
Trex Co. Inc./(1)/                             7,117       168,388
LeCroy Corp./(1)/                              9,500       167,580
Great Southern Bancorp Inc.                    5,223       166,614
Central Coast Bancorp/(1)/                     8,413       166,493
Tuesday Morning Corp./(1)/                     8,093       165,105
Middlesex Water Co.                            7,081       164,846
Aware Inc./(1)/                               25,935       164,687
CorVel Corp./(1)/                              5,517       164,627
American Superconductor Corp./(1)/            21,783       164,462
TriPath Imaging Inc./(1)/                     28,633       164,067
MasTec Inc./(1)/                              20,283       163,278
Red Hat Inc./(1)/                             28,515       162,792
Monaco Coach Corp./(1)/                        6,664       161,935
SciClone Pharmaceuticals Inc./(1)/            37,127       161,502
Powell Industries Inc./(1)/                    7,265       161,356
ADE Corp./(1)/                                10,508       160,457
Del Monte Foods Co./(1)/                      16,470       160,253
Sterling Bancorp - NY Shares                   4,983       158,958
Esperion Therapeutics Inc./(1)/               26,097       158,931
First Midwest Bancorp Inc.                     5,441       158,007
Symmetricom Inc./(1)/                         25,521       157,975
Pennsylvania Real Estate Investment
  Trust                                        6,188       157,794
WESCO International Inc./(1)/                 22,456       157,192
Touch America Holdings Inc./(1)/              41,118       156,660
Nanometrics Inc./(1)/                          8,487       156,500
I-many Inc./(1)/                              31,550       156,488
Magellan Health Services Inc./(1)/            27,451       156,471
Kos Pharmaceuticals Inc./(1)/                  5,607       156,099
Alliance Gaming Corp./(1)/                     5,105       155,856
Radiant Systems Inc./(1)/                     17,109       154,836
PetroQuest Energy Inc./(1)/                   27,002       154,721
Blyth Inc.                                     5,829       154,585
Systems & Computer Technology Corp./(1)/      11,716       154,534
Centennial Bancorp                            19,307       154,070

Schedules of Investments                                                     119
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                         Shares         Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
MapInfo Corp./(1)/                               15,371  $    153,710
Watson Wyatt & Co. Holdings/(1)/                  5,596       153,051
National Healthcare Corp./(1)/                    9,279       152,640
Datastream Systems Inc./(1)/                     16,842       151,578
Applied Molecular Evolution/(1)/                 17,575       151,145
Virage Logic Corp./(1)/                           9,895       150,701
Kendle International Inc./(1)/                    8,103       150,635
Bone Care International Inc./(1)/                10,957       150,549
PDI Inc./(1)/                                     8,866       150,367
Coherent Inc./(1)/                                4,431       150,211
Hibbet Sporting Goods Inc./(1)/                   6,372       149,742
Scientific Games Corp. "A"/(1)/                  17,865       149,530
Vector Group Ltd.                                 5,224       149,406
3D Systems Corp./(1)/                             9,363       148,778
i-STAT Corp./(1)/                                20,383       148,592
SBA Communications Corp./(1)/                    45,164       148,590
Federal Realty Investment Trust                   5,788       148,578
Electronics For Imaging Inc./(1)/                 8,097       148,175
Register.com/(1)/                                16,494       148,116
Keithley Instruments Inc.                         6,729       147,836
Genome Therapeutics Corp./(1)/                   25,986       147,081
Keynote Systems Inc./(1)/                        15,162       146,920
Energy Partners Ltd./(1)/                        18,287       146,479
Syntroleum Corp./(1)/                            24,607       146,412
Columbia Laboratories Inc./(1)/                  29,508       146,065
Medis Technologies Ltd./(1)/                     11,880       146,005
Chiles Offshore Inc./(1)/                         6,347       145,981
Fidelity Bankshares Inc.                          8,020       144,360
Mississippi Valley Bancshares Inc.                3,589       144,278
Arrow International Inc.                          3,052       144,054
Trikon Technologies Inc./(1)/                     9,779       143,556
ON Semiconductor Corp./(1)/                      34,140       143,388
Answerthink Inc./(1)/                            22,011       143,292
Pathmark Stores Inc./(1)/                         5,950       142,502
X-Rite Inc.                                      17,808       142,464
New Century Financial Corp./(1)/                  6,249       141,852
CardioDynamics International Corp./(1)/          33,349       141,733
Option Care Inc./(1)/                             8,578       141,623
Multex.com Inc./(1)/                             31,245       141,540
Adaptec Inc./(1)/                                10,568       141,294
Witness Systems Inc./(1)/                        10,027       141,080
NetScout Systems Inc./(1)/                       19,697       141,031
Novoste Corp./(1)/                               17,081       140,918
Microvision Inc./(1)/                            12,337       140,889
Impax Laboratories Inc./(1)/                     20,296       140,854
Wave Systems Corp. "A"/(1)/                      57,597       140,537
AVI BioPharma Inc./(1)/                          17,252       140,086
Sunrise Assisted Living Inc./(1)/                 5,137       140,035
Flow International Corp./(1)/                    14,316       140,010
Orchid BioSciences Inc./(1)/                     53,935       139,692
Progenics Pharmaceuticals Inc./(1)/               9,190       137,850
Holly Corp.                                       7,429       137,808
Catapult Communications Corp./(1)/                5,453       137,634
Wireless Facilities Inc./(1)/                    22,912       137,472
Artesyn Technologies Inc./(1)/                   14,707       136,922
Avanex Corp./(1)/                                34,134       136,877
SBS Technologies Inc./(1)/                       10,682       136,516
Quixote Corp.                                     7,310       136,342
EntreMed Inc./(1)/                               17,928       136,253
SkillSoft Corp./(1)/                              5,882       135,580
Vion Pharmaceuticals Inc./(1)/                   32,980       135,218
Steel Dynamics Inc./(1)/                          8,231       135,071
IXYS Corp./(1)/                                  11,486       134,271
Midwest Banc Holdings Inc.                        6,041       133,808
CoBiz Inc.                                        8,320       133,536
R&G Financial Corp. "B"                           6,697       133,471
Community First Bankshares Inc.                   5,146       133,076
OSCA Inc./(1)/                                    4,769       132,864
Actrade Financial Technologies Ltd./(1)/          8,630       132,384
Elizabeth Arden Inc./(1)/                        11,252       131,086
Proton Energy Systems Inc./(1)/                  20,127       130,825
Beasley Broadcast Group Inc. "A"/(1)/             8,772       130,791
Genuity Inc./(1)/                               149,964       130,469
Ansoft Corp./(1)/                                 7,095       130,193
1-800-FLOWERS.COM Inc./(1)/                       9,558       130,180
Arris Group Inc./(1)/                            13,980       130,014
TTM Technologies Inc./(1)/                       13,087       129,692
ACLARA BioSciences Inc./(1)/                     38,749       129,422
C-COR.net Corp./(1)/                              7,171       129,078
Genencor International Inc./(1)/                 11,368       129,027
United Stationers Inc./(1)/                       3,378       128,702
POZEN Inc./(1)/                                  22,227       128,472
Aspect Medical Systems Inc./(1)/                 14,425       128,382
Art Technology Group Inc./(1)/                   62,162       128,054
General Cable Corp.                               8,955       127,877
Robert Mondavi Corp. (The) "A"/(1)/               3,549       127,551
Cell Pathways Inc./(1)/                          31,003       127,422
Daktronics Inc./(1)/                             15,907       127,097

120                                   2002 iShares Annual Report to Shareholders
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                         Shares         Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
Cygnus Inc./(1)/                                 32,493  $    127,048
Covansys Corp./(1)/                              16,850       126,375
NN Inc.                                          11,435       125,785
Transgenomic Inc./(1)/                           13,781       124,580
Winnebago Industries Inc.                         2,929       122,989
Saba Software Inc./(1)/                          29,544       122,608
SonoSite Inc./(1)/                                6,308       122,375
Med-Design Corp. (The)/(1)/                       8,663       121,715
Closure Medical Corp./(1)/                        6,179       121,603
Wackenhut Corrections Corp./(1)/                  8,070       121,050
IMPCO Technologies Inc./(1)/                      9,335       120,982
Netro Corp./(1)/                                 43,203       120,968
Divine Inc. "A"/(1)/                            241,633       120,816
LSI Industries Inc.                               6,058       119,767
Avant Immunotherapeutics Inc./(1)/               69,174       119,671
Centra Software Inc./(1)/                        24,716       119,131
Alexander's Inc./(1)/                             1,970       119,086
Baldor Electric Co.                               5,231       118,221
Novadigm Inc./(1)/                               15,216       118,076
Regent Communications Inc./(1)/                  14,278       117,651
Boston Communications Group Inc./(1)/            13,524       116,442
Magna Entertainment Corp. "A"/(1)/               14,365       116,356
Financial Institutions Inc.                       3,993       116,236
Valentis Inc./(1)/                               41,209       115,797
Kosan Biosciences Inc./(1)/                      14,893       114,676
MicroStrategy Inc./(1)/                          37,392       114,046
UCAR International Inc./(1)/                      8,022       113,912
Sipex Corp./(1)/                                 10,242       113,686
Valence Technology Inc./(1)/                     37,149       113,304
Handspring Inc./(1)/                             24,290       113,191
Aether Systems Inc./(1)/                         25,829       112,873
MCSi Inc./(1)/                                    9,464       112,716
Nanophase Technologies Corp./(1)/                13,422       111,537
Pegasus Solutions Inc./(1)/                       6,028       111,518
Mission West Properties Inc.                      8,504       111,402
US Unwired Inc. "A"/(1)/                         19,927       109,997
Dendreon Corp./(1)/                              17,703       109,582
Avici Systems Inc./(1)/                          57,395       109,050
Ciphergen Biosystems Inc./(1)/                   18,091       108,908
Lynch Interactive Corp./(1)/                      2,473       108,812
JDA Software Group Inc./(1)/                      3,409       108,679
Green Mountain Coffee Inc./(1)/                   5,226       108,492
VaxGen Inc./(1)/                                  9,487       108,342
S&T Bancorp Inc.                                  4,246       108,061
Sangamo BioSciences Inc./(1)/                    11,676       107,886
SuperGen Inc./(1)/                               19,110       107,589
Key3Media Group Inc./(1)/                        23,390       107,360
Pharmos Corp./(1)/                               63,619       106,880
Inet Technologies Inc./(1)/                      11,291       106,587
Active Power Inc./(1)/                           20,180       105,945
Embarcadero Technologies Inc./(1)/                7,727       105,551
CCC Information Services Group Inc./(1)/         11,590       105,469
Boston Beer Co Inc. "A"/(1)/                      6,966       105,187
North American Scientific Inc./(1)/               8,126       105,150
Regeneration Technologies Inc./(1)/              14,502       105,140
Pharmacyclics Inc./(1)/                          13,426       104,723
McAfee.com Corp./(1)/                             6,349       104,568
Sanchez Computer Associates Inc./(1)/            15,348       103,599
OTG Software Inc./(1)/                           11,970       103,301
ViroPharma Inc./(1)/                             20,289       103,271
Schawk Inc.                                      10,351       101,336
Nature's Sunshine Products Inc.                   9,020       101,114
Glacier Bancorp Inc.                              4,450       100,837
Ameristar Casinos Inc./(1)/                       3,667       100,769
Rigel Pharmaceuticals Inc./(1)/                  28,368       100,706
Specialty Laboratories Inc./(1)/                  4,184        99,956
Insmed Incorporated/(1)/                         35,548        99,534
MRO Software Inc./(1)/                            7,997        99,483
Genzyme Corp. - Molecular Oncology/(1)/          17,013        98,675
NMS Communications Corp./(1)/                    22,924        97,656
Onyx Pharmaceuticals Inc./(1)/                   21,287        97,494
Crawford & Co. "B"                                7,181        97,303
Turnstone Systems Inc./(1)/                      20,172        97,027
Sonic Automotive Inc./(1)/                        3,225        96,686
Pegasus Communications Corp./(1)/                31,952        96,495
Hyperion Solutions Corp./(1)/                     3,543        95,696
Visual Networks Inc./(1)/                        32,419        95,312
Xybernaut Corp./(1)/                             59,429        95,086
Liqui-Box Corp.                                   1,425        94,905
U.S. Physical Therapy Inc./(1)/                   5,225        94,311
Playboy Enterprises Inc. "B"/(1)/                 5,515        94,196
OPNET Technologies Inc./(1)/                      9,878        94,137
Cobalt Corp./(1)/                                10,497        93,948
Gulf Island Fabrication Inc./(1)/                 6,247        93,767
SPSS Inc./(1)/                                    5,332        93,523
Private Media Group Inc./(1)/                    16,483        92,964


Schedules of Investments                                                     121
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                         Shares         Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
Digital Lightwave Inc./(1)/                      14,745  $     91,861
Performance Technologies Inc./(1)/               11,453        91,395
Manufacturers Services Ltd./(1)/                 17,271        90,845
Bebe Stores Inc./(1)/                             4,314        90,810
Financial Federal Corp./(1)/                      2,747        90,129
World Acceptance Corp./(1)/                      12,836        90,109
Targeted Genetics Corp./(1)/                     43,112        90,104
Innovative Solutions & Support Inc./(1)/          9,124        89,963
Arctic Cat Inc.                                   4,456        89,788
APAC Customer Services Inc./(1)/                 27,983        89,546
Unizan Financial Corp.                            4,711        89,321
BriteSmile Inc./(1)/                             16,483        88,514
UbiquiTel Inc./(1)/                              36,105        88,457
Phoenix Technologies Ltd./(1)/                    6,471        88,329
Wilsons The Leather Experts Inc./(1)/             7,332        87,691
Prosperity Bancshares Inc.                        2,679        87,201
WatchGuard Technologies Inc./(1)/                13,790        86,325
Northfield Laboratories Inc./(1)/                12,197        85,867
Deltagen Inc./(1)/                               12,711        85,672
Pericom Semiconductor Corp./(1)/                  6,005        84,911
InteliData Technologies Corp./(1)/               55,807        84,269
Hemispherx Biopharma Inc./(1)/                   21,010        84,040
International Bancshares Corp.                    1,903        83,979
Oriental Financial Group Inc.                     3,950        83,742
MacroChem Corp./(1)/                             26,405        83,176
Crown American Realty Trust                       8,529        83,072
1-800 CONTACTS INC./(1)/                          7,785        82,909
United National Bancorp                           3,571        82,847
Tompkins Trustco Inc.                             1,962        82,796
Collins & Aikman Corp./(1)/                      12,343        82,698
Genelabs Technologies Inc./(1)/                  46,676        82,150
Syntel Inc./(1)/                                  5,821        81,843
Ulticom Inc./(1)/                                10,684        81,626
IDT Corp./(1)/                                    4,040        81,568
National Penn Bancshares Inc.                     3,295        80,958
First Community Bancshares Inc.                   2,652        80,524
PC Connection Inc./(1)/                           7,622        80,488
EarthShell Corp./(1)/                            55,011        80,316
Hyseq Inc./(1)/                                  15,014        79,874
Keryx Biopharmaceuticals Inc./(1)/               14,416        79,144
CoSine Communications Inc./(1)/                  68,581        78,868
Computerized Thermal Imaging Inc./(1)/           74,805        78,545
Terremark Worldwide Inc./(1)/                   173,159        77,922
Celeritek Inc./(1)/                               7,544        77,703
Genzyme Transgenics Corp./(1)/                   23,539        77,679
Dyax Corp./(1)/                                  20,932        77,030
Oil States International Inc./(1)/                7,110        76,788
Wintrust Financial Corp.                          3,339        76,697
Mechanical Technology Inc./(1)/                  22,039        76,475
Fisher Communications Inc.                        1,677        76,320
Atlas Air Worldwide Holdings Inc./(1)/            5,782        76,149
Dynacq International Inc./(1)/                    5,011        76,017
Community Banks Inc.                              2,746        75,872
Arrow Financial Corp.                             2,625        75,578
Stanley Furniture Co. Inc./(1)/                   2,312        74,770
Zomax Inc./(1)/                                  10,231        74,686
Docent Inc./(1)/                                 42,144        74,595
Mueller Industries Inc./(1)/                      2,131        74,564
Internap Network Services Corp./(1)/             96,830        74,559
Curis Inc./(1)/                                  34,944        74,431
Coldwater Creek Inc./(1)/                         4,189        74,397
ICT Group Inc./(1)/                               3,029        74,059
Corillian Corp./(1)/                             22,432        74,026
CompuCredit Corp./(1)/                           12,904        73,811
Measurements Specialties Inc./(1)/               10,532        73,197
QRS Corp./(1)/                                    6,174        72,853
InKine Pharmaceutical Co. Inc./(1)/              39,509        72,697
National Golf Properties Inc.                     9,802        72,535
Convera Corp./(1)/                               20,406        71,625
August Technology Corp./(1)/                      4,907        71,593
Palm Harbor Homes Inc./(1)/                       3,432        71,386
Global Imaging Systems Inc./(1)/                  3,866        71,134
Sterling Financial Corp. - PA Shares              3,002        71,027
Lexent Inc./(1)/                                 22,112        70,758
Synplicity Inc./(1)/                              9,035        70,473
Apogee Enterprises Inc.                           5,752        70,174
Oshkosh Truck Corp.                               1,211        68,906
ACTV Inc./(1)/                                   45,606        68,819
Valmont Industries Inc.                           3,825        68,468
Urban Outfitters Inc./(1)/                        2,886        67,388
Harleysville National Corp.                       2,884        67,168
Moldflow Corp./(1)/                               4,938        66,663
Wackenhut Corp. (The) "A"/(1)/                    1,992        65,935
Harvard Bioscience Inc./(1)/                      7,492        65,855
Clayton Williams Energy Inc./(1)/                 5,235        65,437
Auspex Systems Inc./(1)/                         52,300        65,375
Hancock Fabrics Inc.                              3,602        65,016

122                                  2002 iShares Annual Report to Shareholders
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                         Shares         Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
Nanogen Inc./(1)/                                15,478  $     65,008
Sirenza Microdevices Inc./(1)/                   11,823        64,081
DUSA Pharmaceuticals Inc./(1)/                   15,937        63,907
Penn Engineering & Manufacturing Corp.            3,379        63,458
World Wrestling Federation Entertainment
  Inc./(1)/                                       4,329        63,203
Medallion Financial Corp.                         8,127        63,147
BSQUARE Corp./(1)/                               17,218        63,018
AEP Industries Inc./(1)/                          1,831        62,986
First Consulting Group Inc./(1)/                  6,258        62,392
Arden Group Inc. "A"/(1)/                           923        61,841
New Horizons Worldwide Inc./(1)/                  5,139        61,617
ADTRAN Inc./(1)/                                  2,549        61,533
Brio Software Inc./(1)/                          22,376        61,310
Lakeland Bancorp Inc.                             3,466        61,210
MicroFinancial Inc.                               7,145        61,090
Infogrames Inc./(1)/                              9,866        61,071
Umpqua Holdings Corp.                             4,077        60,992
Lexar Media Inc./(1)/                            22,483        60,704
Albany International Corp. "A"                    1,969        59,661
FiberCore Inc./(1)/                              37,230        59,568
North Pittsburgh Systems Inc.                     4,225        59,108
Downey Financial Corp.                            1,296        59,098
Management Network Group Inc. (The)/(1)/         10,687        58,672
Lantronix Inc./(1)/                              22,598        58,529
Analogic Corp.                                    1,407        58,517
Woodhead Industries Inc.                          3,283        58,437
Genaissance Pharmaceuticals Inc./(1)/            19,684        58,265
DigitalThink Inc./(1)/                           25,529        57,440
Thomas Industries Inc.                            1,962        57,389
EXE Technologies Inc./(1)/                       26,642        57,280
Kaydon Corp.                                      2,109        56,943
Energen Corp.                                     2,152        56,920
SupportSoft Inc./(1)/                            18,631        56,266
Digitas Inc./(1)/                                10,143        55,584
Gorman-Rupp Co. (The)                             2,065        55,239
Wilson Greatbatch Technologies Inc./(1)/          2,126        54,659
LodgeNet Entertainment Corp./(1)/                 3,146        53,797
Coca-Cola Bottling Co. Consolidated               1,096        53,704
NATCO Group Inc. "A"/(1)/                         6,599        53,386
FTD.com Inc./(1)/                                 9,449        52,924
Universal Access Global Holdings Inc./(1)/       34,885        52,676
KCS Energy Inc./(1)/                             16,809        52,444
Nautica Enterprises Inc./(1)/                     3,410        51,696
Sykes Enterprises Inc./(1)/                       5,334        51,686
Universal American Financial Corp./(1)/           7,464        51,352
CLARCOR Inc.                                      1,602        51,264
Florida East Coast Industries Inc.                1,807        51,156
ATS Medical Inc./(1)/                            25,543        51,086
Align Technology Inc./(1)/                        9,585        50,800
TiVo Inc./(1)/                                    9,557        50,652
Peco II Inc./(1)/                                10,063        50,114
Emex Corp./(1)/                                  15,514        50,111
Central Parking Corp.                             2,116        48,647
Loudcloud Inc./(1)/                              21,147        48,427
Organogenesis Inc./(1)/                          34,769        48,329
ESCO Technologies Inc./(1)/                       1,242        48,239
Dobson Communications Corp. "A"/(1)/             15,254        48,050
SPS Technologies Inc./(1)/                        1,124        47,624
Corrections Corp. of America/(1)/                 3,649        47,437
SpectraSite Holdings Inc./(1)/                   44,178        47,270
NBC Capital Corp.                                 1,577        47,247
Blue Martini Software Inc./(1)/                  33,269        47,242
Genlyte Group Inc. (The)/(1)/                     1,251        46,988
Medford Bancorp Inc.                              1,853        46,770
Star Scientific Inc./(1)/                        23,367        46,734
Digital Generation Systems Inc./(1)/             40,815        46,529
3 Dimensional Pharmaceuticals Inc./(1)/           6,784        46,335
Braun Consulting Inc./(1)/                       10,657        45,932
Large Scale Biology Corp./(1)/                   13,934        45,843
H Power Corp./(1)/                               17,730        45,211
Callon Petroleum Co./(1)/                         5,796        45,209
Millennium Cell Inc./(1)/                        11,334        44,996
MacDermid Inc.                                    2,074        44,923
IHOP Corp./(1)/                                   1,329        44,801
Philadelphia Consolidated Holding
  Corp./(1)/                                      1,119        44,536
Applied Innovation Inc./(1)/                     10,072        44,015
Richardson Electronics Ltd.                       3,598        43,680
Ribozyme Pharmaceuticals Inc./(1)/               14,981        43,445
PEC Solutions Inc./(1)/                           1,756        43,180
Quaker Chemical Corp.                             1,842        43,011
Exact Sciences Corp./(1)/                         4,363        42,452
AT&T Latin America Corp./(1)/                    28,219        42,328

Schedules of Investments                                                     123
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                         Shares         Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
Seattle Genetics Inc./(1)/                        7,608  $     39,942
Trust Co. of New Jersey (The)                     1,671        39,519
Cable Design Technologies Corp./(1)/              2,940        39,249
HealthExtras Inc./(1)/                           14,269        38,812
WJ Communications Inc./(1)/                      11,801        38,471
Foamex International Inc./(1)/                    3,927        38,288
Pumatech Inc./(1)/                               28,485        37,885
3DO Co. (The)/(1)/                               36,836        37,573
Inspire Pharmaceuticals Inc./(1)/                18,653        37,493
SatCon Technology Corp./(1)/                     11,524        37,453
Paxar Corp./(1)/                                  2,206        37,171
Paradigm Genetics Inc./(1)/                      22,638        36,674
Belden Inc.                                       1,528        36,412
Checkpoint Systems Inc./(1)/                      2,275        36,286
Rural Cellular Corp. "A"/(1)/                     8,015        35,907
NL Industries Inc.                                2,161        35,873
Catalytica Energy Systems Inc./(1)/              10,609        35,752
Simplex Solutions Inc./(1)/                       3,570        35,450
Interactive Intelligence Inc./(1)/                6,341        34,749
SRI/Surgical Express Inc./(1)/                    2,272        34,671
Copper Mountain Networks Inc./(1)/               36,482        34,658
Ventiv Health Inc./(1)/                          17,317        34,634
Next Level Communications Inc./(1)/              24,022        34,592
Sunrise Telecom Inc./(1)/                        11,149        34,562
Cumulus Media Inc. "A"/(1)/                       1,920        34,368
Troy Financial Corp.                              1,289        34,279
Avid Technology Inc./(1)/                         2,459        34,205
Saul Centers Inc.                                 1,539        34,166
Supertex Inc./(1)/                                1,593        33,867
America Online Latin America
  Inc. "A"/(1)/                                  15,032        33,822
Madison Gas & Electric Co.                        1,187        33,735
PYR Energy Corp./(1)/                            16,738        32,137
Alabama National Bancorp                            865        31,875
Digex Inc./(1)/                                  25,154        31,191
V.I. Technologies Inc./(1)/                       6,007        31,176
BioSphere Medical Inc./(1)/                       4,239        30,983
DuraSwitch Industries Inc./(1)/                   4,212        30,958
VerticalNet Inc./(1)/                            44,041        30,829
CSK Auto Corp./(1)/                               3,234        30,561
Tripath Technology Inc./(1)/                     18,016        30,267
Barnes Group Inc.                                 1,220        29,890
Independent Bank Corp.(MA)                        1,144        29,607
Revlon Inc. "A"/(1)/                              4,550        29,530
Carrier Access Corp./(1)/                         9,824        29,472
Third Wave Technologies Inc./(1)/                 8,648        28,971
Immune Response Corp./(1)/                       35,562        28,805
ROHN Industries Inc./(1)/                        19,824        28,745
Ultratech Stepper Inc./(1)/                       1,367        28,434
Rent-Way Inc./(1)/                                3,360        28,392
Spartech Corp.                                    1,141        28,069
Wild Oats Markets Inc./(1)/                       3,193        26,981
Aaron Rents Inc. "B"                              1,176        26,872
SignalSoft Corp./(1)/                            15,211        26,330
NTELOS Inc./(1)/                                  6,398        26,232
Click Commerce Inc./(1)/                         20,627        26,196
TradeStation Group Inc./(1)/                     23,456        25,802
ZixIt Corp./(1)/                                  3,929        25,617
Covanta Energy Corp./(1)/                        34,508        24,846
Comstock Resources Inc./(1)/                      3,240        24,754
Elcor Corp.                                       1,105        24,531
Seacoast Banking Corp. of Florida                   514        24,312
Connecticut Bankshares Inc.                         871        23,944
Metawave Communications Corp./(1)/               47,136        23,568
Astec Industries Inc./(1)/                        1,332        23,403
StarBase Corp./(1)/                              85,598        23,111
CPI Corp.                                         1,366        22,471
Trico Marine Services Inc./(1)/                   2,471        21,671
Inter-Tel Inc.                                    1,146        21,167
Extensity Inc./(1)/                              12,895        21,148
ATP Oil & Gas Corp./(1)/                          5,059        20,489
Aspect Communications Corp./(1)/                  5,199        20,328
Buckeye Technologies Inc./(1)/                    1,973        20,322
infoUSA Inc./(1)/                                 2,616        19,960
BKF Capital Group Inc./(1)/                         649        19,373
Dover Motorsports Inc.                            1,181        19,179
Irwin Financial Corp.                             1,021        19,103
CacheFlow Inc./(1)/                              19,279        18,893
Viasystems Group Inc./(1)/                       62,836        18,851
First Republic Bank/(1)/                            656        18,630
Centennial Communications Corp. "A"/(1)/          5,162        18,583
JP Realty Inc.                                      673        18,003
Miravant Medical Technologies/(1)/               15,935        17,210
United Industial Corp.                              770        17,133
Covenant Transport Inc. "A"/(1)/                  1,125        16,492
Maui Land & Pineapple Co. Inc./(1)/                 784        16,072
Interland Inc./(1)/                               6,168        15,790

124                                   2002 iShares Annual Report to Shareholders
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Perini Corp./(1)/                               2,681  $     15,416
Buckle Inc. (The)/(1)/                            613        15,018
PriceSmart Inc./(1)/                              402        14,653
Bank Mutual Corp.                                 860        14,620
Oneida Ltd.                                       969        14,535
Novatel Wireless Inc./(1)/                     21,516        14,201
Maxwell Technologies Inc./(1)/                  1,501        13,959
SureBeam Corporation "A"/(1)/                   2,517        13,944
Brightpoint Inc.(1)                            15,223        13,853
Global Sports Inc.(1)                             801        13,697
GenStar Therapeutics Corp./(1)/                12,727        12,727
Lydall Inc./(1)/                                  897        12,719
Deb Shops Inc.                                    445        11,926
Alliance Fiber Optic Products Inc./(1)/        11,920        11,801
HEICO Corp.                                       743        11,650
EDEN Bioscience Corp./(1)/                      4,771        11,450
Liberty Livewire Corp. "A"/(1)/                 1,931        11,161
Tropical Sportswear International
  Corp./(1)/                                      465        11,160
Beacon Power Corp.(1)                          20,933        10,676
Optical Communication Products Inc./(1)/        3,737        10,501
Spiegel Inc. "A"                                7,396        10,133
Tanger Factory Outlet Centers Inc.                361         9,668
Ladish Co. Inc./(1)/                              846         9,433
Nu Horizons Electronics Corp./(1)/                944         9,298
ITC DeltaCom Inc./(1)/                         25,264         8,084
Oglebay Norton Co.                                770         7,777
Focal Communications Corp./(1)/                 1,429         6,102
SLI Inc.                                        2,320         5,916
Constellation 3D Inc./(1)/                     17,300         5,536
American Realty Investors Inc./(1)/               720         5,076
Value Line Inc.                                    97         4,753
Ambassadors International Inc./(1)/               511         4,369
Uniroyal Technology Corp./(1)/                  6,269         3,135
National Beverage Corp./(1)/                      218         2,899
Optical Cable Corp./(1)/                        2,700         2,727
Morgan Group Holding Co./(1)/                   2,361         2,715
LightPath Technologies Inc. "A"/(1)/            1,518         2,353
Pinnacle Holdings Inc.(1)                      21,262         1,701
NewPower Holdings Inc.(1)                       3,864         1,430
GenTek Inc.                                     4,734         1,420
IMPSAT Fiber Networks Inc.(1)                  10,277           514
-------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $446,074,128)                                    436,228,948
-------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 11.70%
-------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     29,509,881    29,509,881
Dreyfus Money Market Fund                  11,166,236    11,166,236
Goldman Sachs Financial Square Prime
  Obligation Fund                             857,964       857,964
Providian Temp Cash Money Market Fund       9,532,885     9,532,885
-------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $51,066,966)                                      51,066,966
-------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 111.66%
(Cost $497,141,094)                                     487,295,914
-------------------------------------------------------------------

Other Assets, Less Liabilities -- (11.66%)              (50,884,341)
-------------------------------------------------------------------

NET ASSETS -- 100.00%                                  $436,411,573
===================================================================
/(1)/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                    125
iShares Russell 2000 Value Index Fund
Schedule of Investments
March 31, 2002

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS - 99.81%
-------------------------------------------------------------------
Dean Foods Co./(1)/                            76,232  $  5,772,287
Ball Corp.                                    106,099     5,009,995
Owens-Illinois Inc./(1)/                      270,668     4,601,356
Furniture Brands International Inc./(1)/      101,167     3,687,537
ArvinMeritor Inc.                             123,203     3,517,446
KB HOME                                        75,621     3,281,951
Colonial BancGroup Inc. (The)                 213,234     3,181,451
Pennzoil-Quaker State Co.                     147,363     3,163,884
IKON Office Solutions Inc.                    264,407     3,098,850
Pier 1 Imports Inc.                           150,463     3,098,033
United Dominion Realty Trust Inc.             194,487     3,080,674
BorgWarner Inc.                                48,825     3,072,069
Independence Community Bank Corp.             108,663     3,056,690
StanCorp Financial Group Inc.                  54,933     3,021,315
BancorpSouth Inc.                             150,391     2,965,711
IMC Global Inc.                               200,190     2,952,802
CBRL Group Inc.                               102,744     2,925,122
Harsco Corp.                                   74,012     2,896,830
Ryder System Inc.                              98,057     2,896,604
Hawaiian Electric Industries Inc.              65,719     2,892,293
AmerUs Group Co.                               74,253     2,855,028
Sierra Pacific Resources                      188,732     2,847,966
Coventry Health Care Inc./(1)/                108,446     2,819,596
Weingarten Realty Investors                    54,490     2,800,786
Dillards Inc. "A"                             116,353     2,776,183
BRE Properties Inc. "A"                        84,592     2,750,086
Highwoods Properties Inc.                      97,684     2,743,944
Citizens Banking Corp.                         83,262     2,703,517
Rayonier Inc.                                  50,590     2,695,435
First American Corp.                          126,198     2,685,493
RPM Inc.                                      169,118     2,629,785
Camden Property Trust                          66,246     2,591,544
Peoples Energy Corp.                           65,551     2,581,398
York International Corp.                       71,899     2,581,174
Crompton Corp.                                208,839     2,579,162
Novell Inc./(1)/                              657,539     2,557,827
Cooper Tire & Rubber Co.                      116,429     2,520,688
Pittston Brink's Group                        100,306     2,517,681
RGS Energy Group Inc.                          64,040     2,513,570
Annaly Mortgage Management Inc.               147,562     2,505,603
Zale Corp./(1)/                                61,571     2,499,783
First Industrial Realty Trust Inc.             71,983     2,465,418
La-Z-Boy Inc.                                  89,457     2,455,595
Whitney Holding Corp.                          48,916     2,438,952
Harman International Industries Inc.           49,340     2,434,929
AGL Resources Inc.                            102,747     2,414,554
Dole Food Co.                                  77,817     2,412,327
WGL Holdings Inc.                              89,725     2,410,014
Edwards Lifesciences Corp./(1)/                85,544     2,390,955
Adaptec Inc./(1)/                             178,796     2,390,503
IndyMac Bancorp Inc./(1)/                      95,933     2,369,545
First Midwest Bancorp Inc.                     81,093     2,354,941
Healthcare Realty Trust Inc.                   76,946     2,336,081
Kennametal Inc.                                57,467     2,323,391
Commercial Federal Corp.                       85,713     2,305,680
Silicon Valley Bancshares/(1)/                 75,703     2,290,016
Post Properties Inc.                           68,063     2,286,917
Thomas & Betts Corp.                          107,509     2,274,890
FNB Corp.                                      77,050     2,257,565
WPS Resources Corp.                            57,198     2,255,889
W.R. Berkley Corp.                             39,167     2,251,319
Cytec Industries Inc./(1)/                     73,428     2,233,680
Ryland Group Inc.                              24,651     2,223,520
PNM Resources Inc.                             72,345     2,218,098
DQE Inc.                                      103,314     2,201,621
Developers Diversified Realty Corp.           104,709     2,198,889
HRPT Properties Trust                         238,074     2,142,666
American Greetings Corp. "A"                  117,797     2,138,016
Airgas Inc./(1)/                              106,118     2,132,972
Raymond James Financial Inc.                   61,783     2,114,832
Timken Co. (The)                               91,530     2,113,428
Corn Products International Inc.               65,308     2,102,918
Toll Brothers Inc./(1)/                        41,922     2,089,812
Michaels Stores Inc./(1)/                      55,006     2,079,227
Louisiana-Pacific Corp.                       193,344     2,076,515
Alexander & Baldwin Inc.                       75,082     2,073,014
Staten Island Bancorp Inc.                    104,929     2,065,003
ONEOK Inc.                                     98,831     2,060,626
United Stationers Inc./(1)/                    53,547     2,040,141
Shurgard Storage Centers Inc. "A"              60,086     2,036,915
Alfa Corp.                                     72,485     2,022,331
Piedmont Natural Gas Co.                       56,786     2,021,582
Jeffries Group Inc.                            41,933     2,021,171
Trinity Industries Inc.                        83,122     2,020,696
Realty Income Corp.                            60,861     2,020,585
Andrew Corp./(1)/                             119,835     2,004,840
Crown Cork & Seal Co. Inc./(1)/               220,194     1,970,736
Ohio Casualty Corp./(1)/                      103,605     1,962,279
AGCO Corp./(1)/                                85,035     1,940,499

126                                  2002 iShares Annual Report to Shareholders
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Worthington Industries Inc.                   124,737  $  1,915,960
Minerals Technologies Inc.                     36,494     1,914,840
Carlisle Companies Inc.                        43,190     1,888,267
CenterPoint Properties Corp.                   34,610     1,870,670
Cleco Corp.                                    76,812     1,835,807
Arbitron Inc./(1)/                             54,044     1,826,687
Bob Evans Farms Inc.                           64,343     1,815,759
American Capital Strategies Ltd.               58,528     1,812,027
Idex Corp.                                     48,447     1,792,539
Atmos Energy Corp.                             75,936     1,792,090
Nationwide Health Properties Inc.              88,652     1,786,338
Mueller Industries Inc./(1)/                   51,048     1,786,170
Susquehanna Bancshares Inc.                    72,725     1,780,308
Commerce Group Inc.                            45,652     1,766,732
Potlatch Corp.                                 52,283     1,761,414
Macerich Co. (The)                             57,908     1,745,926
PolyOne Corp.                                 142,930     1,743,746
Kansas City Southern Industries Inc.          109,304     1,742,306
USFreightways Corp.                            48,983     1,735,958
Circuit City Stores Inc. - CarMax
  Group/(1)/                                   67,042     1,733,706
Millennium Chemicals Inc.                     117,019     1,723,690
Alliant Techsystems Inc./(1)/                  16,809     1,714,350
Health Care REIT Inc.                          61,226     1,709,430
Prentiss Properties Trust                      57,758     1,705,016
La Quinta Corp./(1)/                          237,728     1,699,755
Hughes Supply Inc.                             43,558     1,697,020
Horace Mann Educators Corp.                    75,337     1,695,836
Philadelphia Suburban Corp.                    71,146     1,671,931
Reckson Associates Realty Corp.                67,227     1,657,818
Oshkosh Truck Corp.                            28,997     1,649,929
Banta Corp.                                    45,794     1,635,304
Alaska Air Group Inc./(1)/                     49,029     1,632,175
SL Green Realty Corp.                          48,314     1,623,350
Imation Corp./(1)/                             61,133     1,621,858
Sensient Technologies Corp.                    70,095     1,613,587
AptarGroup Inc.                                45,946     1,610,407
Texas Industries Inc.                          38,705     1,594,646
Pediatrix Medical Group Inc./(1)/              38,944     1,587,357
Electronics For Imaging Inc./(1)/              86,392     1,580,974
Downey Financial Corp.                         34,587     1,577,167
AnnTaylor Stores Corp./(1)/                    36,414     1,573,813
Longs Drug Stores Corp.                        56,261     1,567,994
Fuller (H.B.) Co.                              52,288     1,566,026
Airborne Inc.                                  89,243     1,560,860
South Financial Group Inc. (The)               76,426     1,555,269
Coherent Inc./(1)/                             45,803     1,552,722
Silicon Graphics Inc./(1)/                    363,973     1,546,885
US Oncology Inc./(1)/                         175,260     1,544,041
Charming Shoppes Inc./(1)/                    194,942     1,543,941
Seacor Smit Inc./(1)/                          31,458     1,541,442
Claire's Stores Inc.                           78,160     1,522,557
Terex Corp./(1)/                               67,219     1,519,149
Ralcorp Holdings Inc./(1)/                     55,328     1,504,922
New Jersey Resources Corp.                     49,715     1,503,382
Community First Bankshares Inc.                57,997     1,499,802
Tecumseh Products Co. "A"                      28,051     1,495,118
IDT Corp./(1)/                                 74,034     1,494,746
Dial Corp. (The)                               82,944     1,494,651
Universal Corp.                                37,848     1,489,697
Hyperion Solutions Corp./(1)/                  55,006     1,485,712
Greater Bay Bancorp                            43,400     1,480,808
Federal Realty Investment Trust                57,433     1,474,305
Anixter International Inc./(1)/                49,302     1,460,818
M.D.C. Holdings Inc.                           33,810     1,460,592
Thornbury Mortgage Inc.                        72,872     1,460,355
Werner Enterprises Inc.                        69,704     1,460,299
El Paso Electric Co./(1)/                      93,194     1,458,486
Lancaster Colony Corp.                         39,247     1,453,709
Media General Inc. "A"                         22,807     1,448,244
LNR Property Corp.                             41,257     1,446,883
ADVO Inc./(1)/                                 34,161     1,442,961
Harleysville Group Inc.                        54,597     1,442,453
Zoran Corp./(1)/                               32,939     1,438,776
CH Energy Group Inc.                           30,257     1,435,695
First Commonwealth Financial Corp.            108,074     1,430,900
Wallace Computer Services Inc.                 70,740     1,428,948
G&K Services Inc. "A"                          38,197     1,423,220
Sybron Dental Specialties Inc./(1)/            70,174     1,410,497
Pep Boys-Manny, Moe & Jack Inc.                84,051     1,398,609
Gables Residential Trust                       44,997     1,397,157
Modine Manufacturing Co.                       51,655     1,394,168
Aztar Corp./(1)/                               63,373     1,387,869
Briggs & Stratton Corp.                        30,150     1,386,900
Wolverine World Wide Inc.                      76,843     1,379,332
Avista Corp.                                   88,226     1,370,150
Regis Corp.                                    48,775     1,369,602
Toro Co.                                       22,870     1,363,052
Southwest Gas Corp.                            54,439     1,360,975
UMB Financial Corp.                            31,728     1,360,497


Schedules of Investments                                                     127
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Pan Pacific Retail Properties Inc.             44,491  $  1,360,090
Ryan's Family Steak Houses Inc./(1)/           56,415     1,353,960
Blyth Inc.                                     51,043     1,353,660
CBL & Associates Properties Inc.               38,201     1,350,405
UICI/(1)/                                      71,011     1,345,658
UIL Holdings Corp.                             22,970     1,334,557
Collins & Aikman Corp./(1)/                   198,147     1,327,585
Tesoro Petroleum Corp./(1)/                    94,228     1,323,903
Standard-Pacific Corp.                         47,086     1,323,117
United Bancshares Inc.                         44,248     1,306,643
Northwest Natural Gas Co.                      46,511     1,302,773
UCAR International Inc./(1)/                   91,352     1,297,198
Kaydon Corp.                                   48,033     1,296,891
PETsMART Inc./(1)/                             95,597     1,296,295
Beverly Enterprises Inc./(1)/                 179,599     1,293,113
PSS World Medical Inc./(1)/                   131,744     1,291,091
Kilroy Realty Corp.                            45,754     1,290,720
Westamerica Bancorp                            30,177     1,290,067
Energen Corp.                                  48,450     1,281,502
Albemarle Corp.                                46,483     1,281,071
Home Properties of NY Inc.                     37,141     1,279,507
Storage USA Inc.                               29,940     1,275,145
Meristar Hospitality Corp.                     69,860     1,274,945
Interstate Bakeries Corp.                      52,577     1,272,889
Selective Insurance Group Inc.                 47,147     1,258,825
Regency Centers Corp.                          43,059     1,249,572
Chemical Financial Corp.                       41,645     1,248,101
Curtiss Wright Corp.                           18,739     1,246,143
UGI Corp.                                      39,691     1,243,916
CLARCOR Inc.                                   38,782     1,241,024
Liberty Corp.                                  31,165     1,240,990
Fisher Scientific International Inc./(1)/      44,116     1,239,660
Beazer Homes USA Inc./(1)/                     15,969     1,238,396
Jones Lang LaSalle Inc./(1)/                   55,663     1,232,935
Overseas Shipholding Group Inc.                50,543     1,228,195
Republic Bancorp Inc.                          87,610     1,226,540
Reliance Steel & Aluminum Co.                  44,068     1,215,836
Yellow Corp./(1)/                              45,999     1,213,914
MAF Bancorp Inc.                               34,202     1,205,620
International Bancshares Corp.                 27,249     1,202,498
Flowers Foods Inc./(1)/                        46,903     1,194,619
ESS Technology Inc./(1)/                       57,541     1,193,400
LandAmerica Financial Group Inc.               34,357     1,189,783
UniSource Energy Corp.                         58,040     1,187,498
Donaldson Co. Inc.                             29,353     1,180,284
FelCor Lodging Trust Inc.                      55,458     1,178,482
Charter Municipal Mortgage Acceptance
  Co.                                          74,662     1,178,166
MPS Group Inc./(1)/                           133,472     1,167,880
Interactive Data Corp./(1)/                    66,539     1,167,759
Summit Properties Inc.                         47,098     1,153,901
JLG Industries Inc.                            77,922     1,153,246
EMCOR Group Inc./(1)/                          19,801     1,148,458
First Citizens BancShares Inc. "A"             11,151     1,148,107
Sonic Automotive Inc./(1)/                     37,635     1,128,297
Southern Union Co./(1)/                        60,910     1,115,871
Provident Bankshares Corp.                     46,431     1,114,344
NorthWestern Corp.                             50,650     1,114,300
Sun Communities Inc.                           28,337     1,113,644
Brandywine Realty Trust                        46,372     1,108,291
Florida East Coast Industries Inc.             39,134     1,107,884
Pathmark Stores Inc./(1)/                      46,157     1,105,460
Forest City Enterprises Inc. "A"               29,071     1,104,698
OfficeMax Inc./(1)/                           197,774     1,103,579
Capitol Federal Financial                      48,547     1,101,531
JDA Software Group Inc./(1)/                   34,508     1,100,115
CONMED Corp./(1)/                              43,836     1,095,900
Wausau-Mosinee Paper Corp.                     85,705     1,093,596
Prime Hospitality Corp./(1)/                   82,843     1,089,385
Cell Genesys Inc./(1)/                         64,116     1,086,766
Armor Holdings Inc./(1)/                       39,764     1,077,604
Gaylord Entertainment Co. "A"/(1)/             40,423     1,075,252
Lincoln Electric Holding Inc.                  37,607     1,074,432
Waypoint Financial Corp.                       64,956     1,074,372
Spherion Corp./(1)/                            96,894     1,070,679
IHOP Corp./(1)/                                31,736     1,069,821
Scholastic Corp./(1)/                          19,717     1,068,464
AMCORE Financial Inc.                          45,437     1,068,224
Stewart Enterprises Inc. "A"/(1)/             178,529     1,065,997
Tower Automotive Inc./(1)/                     76,186     1,065,842
First Charter Corp.                            56,995     1,064,097
Arkansas Best Corp./(1)/                       38,208     1,061,800
Lennox International Inc.                      79,962     1,057,098
Paxar Corp./(1)/                               62,250     1,048,913
First Financial Bancorp                        66,271     1,041,780
Harland (John H.) Co.                          35,768     1,039,776
Carpenter Technology Corp.                     35,895     1,038,801
Journal Register Co./(1)/                      48,890     1,036,468
Essex Property Trust Inc.                      19,835     1,034,990
Ionics Inc./(1)/                               32,271     1,034,608


128                                   2002 iShares Annual Report to Shareholders
iShares Russell 2000 Value Index Fund
Schedule Of Investments (continued)
March 31, 2002


Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Kirby Corp./(1)/                               34,573  $  1,033,733
Cable Design Technologies Corp./(1)/           77,120     1,029,552
Belden Inc.                                    43,148     1,028,217
NDCHealth Corp.                                28,224     1,027,071
American Financial Holdings Inc.               38,551     1,025,842
Kellwood Co.                                   42,096     1,022,512
Kimball International Inc. "B"                 62,191     1,014,335
Hutchinson Technology Inc./(1)/                46,751     1,008,419
Great Atlantic & Pacific Tea Co./(1)/          35,674       994,591
Fleming Companies Inc.                         44,370       993,888
Casey's General Store Inc.                     73,287       989,374
Schulman (A.) Inc.                             54,020       988,026
Superior Industries International Inc.         20,244       987,502
Ferro Corp.                                    34,220       985,536
Dycom Industries Inc./(1)/                     65,466       978,717
Cornerstone Realty Income Trust Inc.           87,759       978,513
Hollywood Entertainment Corp./(1)/             58,122       976,450
Longview Fibre Co.                             94,582       974,195
C-COR.net Corp./(1)/                           53,475       962,550
Terayon Communication Systems Inc./(1)/       113,473       962,251
New York Community Bancorp Inc.                34,744       960,672
USEC Inc.                                     150,047       960,301
Delphi Financial Group Inc. "A"                24,194       948,647
Polaris Industries Inc.                        14,888       948,366
Church & Dwight Co. Inc.                       32,085       945,224
Ruddick Corp.                                  56,246       935,933
Colonial Properties Trust                      27,150       935,317
Cumulus Media Inc. "A"/(1)/                    51,400       920,060
PacifiCare Health Systems Inc. "A"/(1)/        52,711       919,807
S&T Bancorp Inc.                               36,121       919,279
GenCorp. Inc.                                  58,375       917,655
Otter Tail Corp.                               29,651       915,608
Presidential Life Corp.                        40,096       912,184
Credence Systems Corp./(1)/                    41,175       904,203
Regal-Beloit Corp.                             35,363       903,525
WesBanco Inc.                                  37,774       902,799
ShopKo Stores Inc./(1)/                        49,851       902,303
Commercial Net Lease Realty Inc.               64,609       901,942
Seacoast Financial Services Corp.              45,597       897,805
Commercial Metals Co.                          21,372       897,624
Tupperware Corp.                               39,345       895,099
Park Electrochemical Corp.                     30,731       891,199
W Holding Co. Inc.                             50,430       890,090
Koger Equity Inc.                              49,647       887,192
Quanex Corp.                                   24,963       886,187
Swift Transportation Co. Inc./(1)/             40,324       883,902
Dollar Thrifty Automotive Group Inc./(1)/      41,780       883,647
Unifi Inc./(1)/                                93,596       879,802
Western Digital Corp./(1)/                    140,995       878,399
Triumph Group Inc./(1)/                        22,336       875,571
Granite Construction Inc.                      35,307       868,905
Glimcher Realty Trust                          46,693       866,155
CIBER Inc./(1)/                                94,308       862,918
Bowne & Co. Inc.                               61,291       862,364
Flowserve Corp./(1)/                           26,691       854,379
Greif Brothers Corp. "A"                       23,891       852,909
Nu Skin Enterprises Inc. "A"                   79,470       851,124
Oceaneering International Inc./(1)/            29,161       845,669
Argonaut Group Inc.                            39,886       843,190
Moog Inc. "A"/(1)/                             26,291       841,312
ADTRAN Inc./(1)/                               34,796       839,975
Alexandria Real Estate Equities Inc.           18,823       839,506
Kelly Services Inc. "A"                        29,593       835,410
FirstFed Financial Corp./(1)/                  31,945       835,362
Donnelley (R.H.) Corp./(1)/                    27,336       831,834
Crestline Capital Corp./(1)/                   24,675       830,067
Boyd Gaming Corp./(1)/                         55,014       827,411
Griffon Corp./(1)/                             49,384       827,182
Arch Chemicals Inc.                            37,418       825,067
Wellman Inc.                                   49,707       817,680
Roadway Corp.                                  22,098       817,626
Hunt (J.B.) Transport Services Inc./(1)/       28,725       816,652
Smucker (J.M.) Co. (The)                       24,126       815,459
Laclede Group Inc. (The)                       34,992       815,314
Pulitzer Inc.                                  15,236       815,126
Checkpoint Systems Inc./(1)/                   50,996       813,386
Taubman Centers Inc.                           53,669       808,255
Anthracite Capital Inc.                        69,872       803,528
Dime Community Bancshares                      25,985       800,338
NACCO Industries Inc.                          12,037       797,933
BankAtlantic Bancorp Inc. "A"                  61,351       797,563
Baldor Electric Co.                            35,225       796,085
Corus Bankshares Inc.                          16,747       795,985
Bay View Capital Corp./(1)/                   115,889       792,681
URS Corp./(1)/                                 25,005       792,659
Madison Gas & Electric Co.                     27,870       792,065
Winnebago Industries Inc.                      18,835       790,882
Capital Automotive REIT                        34,383       790,809

Schedules of Investments                                                     129
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Mid-State Bancshares                           44,661  $    790,053
Chittenden Corp.                               27,065       788,945
Bandag Inc.                                    20,933       788,755
Anchor BanCorp Wisconsin Inc.                  39,304       787,259
Albany International Corp. "A"                 25,865       783,709
Esterline Technologies Corp./(1)/              38,405       783,462
CACI International Inc. "A"/(1)/               22,314       783,445
MacDermid Inc.                                 36,166       783,356
Jakks Pacific Inc./(1)/                        34,344       781,326
Methode Electronics Inc. "A"                   62,703       780,652
Senior Housing Properties Trust                54,179       780,178
JDN Realty Corp.                               61,000       779,580
Philadelphia Consolidated Holding Corp./(1)/   19,403       772,239
Glenborough Realty Trust Inc.                  35,906       771,979
S1 Corp./(1)/                                  49,984       771,753
REMEC Inc./(1)/                                83,390       771,358
Scotts Co. (The) "A"/(1)/                      16,835       770,706
Monaco Coach Corp./(1)/                        31,708       770,504
Empire District Electric Co. (The)             36,009       770,233
MB Financial Inc.                              25,702       769,775
Input/Output Inc./(1)/                         84,358       767,658
Kulicke & Soffa Industries Inc./(1)/           36,855       766,953
Harbor Florida Bancshares Inc.                 39,904       765,359
ProAssurance Corp./(1)/                        42,173       761,223
Vintage Petroleum Inc.                         51,775       761,093
Chesapeake Corp.                               28,011       760,499
EastGroup Properties Inc.                      29,492       759,714
Genlyte Group Inc. (The)/(1)/                  20,206       758,937
Elcor Corp.                                    34,108       757,198
Dress Barn Inc./(1)/                           25,548       756,476
Nordson Corp.                                  25,090       756,464
Cathay Bancorp Inc.                            10,448       753,301
Arrow International Inc.                       15,940       752,368
Trust Co. of New Jersey (The)                  31,763       751,195
Hancock Holding Co.                            13,933       748,202
PAREXEL International Corp./(1)/               46,263       742,059
Manitowoc Co. Inc. (The)                       18,584       734,068
Thomas Industries Inc.                         25,001       731,279
BOK Financial Corp./(1)/                       21,554       730,681
Ultratech Stepper Inc./(1)/                    35,076       729,581
NetIQ Corp./(1)/                               33,391       728,258
Pioneer-Standard Electronics Inc.              51,205       724,551
Applebee's International Inc.                  19,902       722,443
Hovnanian Enterprises Inc. "A"/(1)/            27,042       719,047
RFS Hotel Investors Inc.                       48,855       718,169
Sovran Self Storage Inc.                       22,759       715,315
Vector Group Ltd.                              25,008       715,229
Champion Enterprises Inc./(1)/                 89,365       714,920
Crawford & Co. "B"                             52,719       714,342
ProQuest Co./(1)/                              16,575       712,559
Edwards (J.D.) & Co./(1)/                      39,358       710,018
Parker Drilling Co./(1)/                      160,175       709,575
Pacific Capital Bancorp                        22,911       706,804
Entertainment Properties Trust                 31,174       704,532
ABM Industries Inc.                            19,145       702,621
Fleetwood Enterprises Inc.                     64,840       700,272
Kaman Corp. "A"                                41,296       699,967
Florida Rock Industries Inc.                   17,567       699,869
PMA Capital Corp. "A"                          30,438       698,248
ESCO Technologies Inc./(1)/                    17,960       697,566
Lone Star Steakhouse & Saloon Inc.             33,320       696,055
Bedford Property Investors Inc.                27,152       695,091
Barnes Group Inc.                              28,231       691,659
South Jersey Industries Inc.                   21,870       689,999
NBTY Inc./(1)/                                 40,342       688,235
Standard Register Co. (The)                    24,468       688,040
PS Business Parks Inc.                         19,750       686,313
Boca Resorts Inc. "A"/(1)/                     53,031       686,221
Mid-America Apartment Communities Inc.         26,141       683,587
Schweitzer-Mauduit International Inc.          27,497       683,300
International Multifoods Corp./(1)/            28,750       683,100
SPS Technologies Inc./(1)/                     16,087       681,606
Hudson River Bancorp Inc.                      28,219       680,924
Harleysville National Corp.                    29,230       680,767
National Penn Bancshares Inc.                  27,623       678,697
Invacare Corp.                                 18,046       678,530
Pacific Northwest Bancorp                      25,583       672,833
First Financial Holdings Inc.                  24,842       672,721
NUI Corp.                                      26,968       670,964
Jack in the Box Inc./(1)/                      22,609       670,357
NCI Building Systems Inc./(1)/                 29,751       669,398
California Water Service Group                 26,076       667,546
PFF Bancorp Inc.                               21,303       664,654
Gardner Denver Inc./(1)/                       27,123       664,513
NBT Bancorp Inc.                               45,076       664,420
Pegasus Solutions Inc./(1)/                    35,897       664,095
General Cable Corp.                            46,504       664,077
Arris Group Inc./(1)/                          71,393       663,955

130                                   2002 iShares Annual Report to Shareholders
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                                    Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
First Financial Bankshares Inc.                             19,975  $    663,370
Landry's Restaurants Inc.                                   28,881       663,108
Unova Inc./(1)/                                             83,170       662,033
Isle of Capri Casinos Inc./(1)/                             35,761       659,790
Sunrise Assisted Living Inc./(1)/                           24,174       658,983
American States Water Co.                                   18,647       657,307
Safeguard Scientifics Inc./(1)/                            218,039       656,297
Action Performance Companies Inc./(1)/                      13,300       655,025
Lexington Corp. Properties Trust                            40,957       654,493
IRT Property Co.                                            56,599       653,718
Central Parking Corp.                                       28,287       650,318
Fremont General Corp.                                      106,104       647,234
Russell Corp.                                               43,065       641,669
Stride Rite Corp.                                           77,660       640,695
Alliance Gaming Corp./(1)/                                  20,966       640,092
Community Bank System Inc.                                  21,144       637,492
Burlington Coat Factory Warehouse Corp.                     33,091       637,002
Integrated Silicon Solution Inc./(1)/                       49,514       636,750
RLI Corp.                                                   12,269       634,307
Sola International Inc./(1)/                                42,909       631,620
Acuity Brands Inc.                                          38,185       631,198
Lance Inc.                                                  44,054       629,972
First Sentinel Bancorp Inc.                                 48,233       629,923
Integra Bank Corp.                                          32,056       625,092
AMLI Residential Properties Trust                           24,760       624,447
Cubic Corp.                                                  9,538       623,499
Thor Industries Inc.                                        13,139       621,475
Unizan Financial Corp.                                      32,749       620,921
Standard Microsystems Corp./(1)/                            26,912       618,976
Nautica Enterprises Inc./(1)/                               40,710       617,164
Chemed Corp.                                                16,442       614,109
Trammell Crow Co./(1)/                                      42,329       613,771
Sinclair Broadcast Group Inc. "A"/(1)/                      45,210       612,596
OMNOVA Solutions Inc.                                       73,427       609,444
Applied Industrial Technologies Inc.                        31,640       609,070
M/I Schottenstein Homes Inc.                                10,696       605,928
Silgan Holdings Inc./(1)/                                   18,078       604,348
Mine Safety Appliances Co.                                  16,069       603,391
Brown Shoe Co. Inc.                                         30,570       594,892
Phillips Van Heusen Corp.                                   42,116       594,257
Penn Virginia Corp.                                         14,760       592,614
Inter-Tel Inc.                                              31,886       588,934
Finish Line Inc. (The)/(1)/                                 31,834       587,337
Sierra Health Services Inc./(1)/                            44,851       586,651
Labor Ready Inc./(1)/                                       75,062       585,484
American Axle & Manufacturing Holdings Inc./(1)/            20,093       582,697
PRG-Schultz International Inc./(1)/                         41,083       577,216
First Federal Capital Corp.                                 30,612       577,036
Sylvan Learning Systems Inc./(1)/                           20,334       574,436
Alabama National Bancorp                                    15,541       572,686
Spartech Corp.                                              23,089       567,989
Crossmann Communities Inc.                                  12,539       567,139
Nortek Inc./(1)/                                            15,725       566,100
1st Source Corp.                                            23,903       566,041
First Bancorp.                                              19,489       563,232
Parkway Properties Inc.                                     15,420       562,830
West Pharmaceutical Services Inc.                           18,524       562,203
Southwest Bancorp of Texas Inc./(1)/                        16,833       561,212
Alliance Semiconductor Corp./(1)/                           48,698       561,001
National Health Investors Inc.                              38,324       559,530
Watsco Inc.                                                 31,334       559,312
Steak n Shake Company (The)/(1)/                            39,752       558,516
Deltic Timber Corp.                                         18,452       558,173
First Financial Corp.                                       12,725       554,609
Russ Berrie & Co. Inc.                                      17,095       550,459
First Merchants Corp.                                       20,966       549,519
Tredegar Corp.                                              29,319       548,265
Sterling Bancshares Inc.                                    40,994       547,270
Aaron Rents Inc. "B"                                        23,938       546,983
Nash Finch Co.                                              20,068       546,853
Equity Inns Inc.                                            68,321       546,568
Steel Dynamics Inc./(1)/                                    33,303       546,502
New England Business Service Inc.                           21,282       546,309
Corrections Corp. of America/(1)/                           41,856       544,128
Libbey Inc.                                                 14,123       544,018
Independent Bank Corp.(MA)                                  20,979       542,937
FSI International Inc./(1)/                                 48,429       542,889
F&M Bancorp                                                 20,101       542,526
FreeMarkets Inc./(1)/                                       23,559       541,150
Bio-Rad Laboratories Inc. "A"/(1)/                          14,384       540,119
Playtex Products Inc./(1)/                                  49,511       537,689
Avid Technology Inc./(1)/                                   38,633       537,385
Georgia Gulf Corp.                                          19,855       533,107
Connecticut Bankshares Inc.                                 19,383       532,839
DIMON Inc.                                                  77,168       532,459
ChemFirst Inc.                                              19,886       531,950
Benchmark Electronics Inc./(1)/                             18,950       530,600
First Republic Bank/(1)/                                    18,651       529,688


Schedules of Investments                                                     131
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                                    Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
MICROS Systems Inc./(1)/                                    20,798  $    529,309
Interface Inc. "A"                                          83,255       528,669
BankUnited Financial Corp. "A"/(1)/                         35,288       528,614
O'Reilly Automotive Inc./(1)/                               16,736       528,356
Apogee Enterprises Inc.                                     43,178       526,772
Iomega Corp./(1)/                                           59,326       525,628
U.S. Industries Inc./(1)/                                  137,874       523,921
Daisytek International Corp./(1)/                           32,784       521,593
Marcus Corp.                                                32,354       521,546
JP Realty Inc.                                              19,334       517,184
Universal Health Realty Income Trust                        21,518       516,862
Local Financial Corp./(1)/                                  32,801       516,288
Calgon Carbon Corp.                                         61,599       516,200
Palm Harbor Homes Inc./(1)/                                 24,677       513,282
SWS Group Inc.                                              25,242       511,151
Systems & Computer Technology Corp./(1)/                    38,663       509,965
Chateau Communities Inc.                                    17,730       509,383
Haverty Furniture Companies Inc.                            29,595       509,330
Advanta Corp. "A"                                           39,859       508,601
United National Bancorp                                     21,887       507,778
Century Business Services Inc./(1)/                        145,783       505,867
Financial Federal Corp./(1)/                                15,354       503,765
Caraustar Industries Inc.                                   48,081       502,446
United Industial Corp.                                      22,580       502,405
Liberate Technologies/(1)/                                  83,784       498,515
Omega Financial Corp.                                       15,248       496,170
CDI Corp./(1)/                                              21,526       494,022
Universal American Financial Corp./(1)/                     71,578       492,457
Standex International Corp.                                 20,139       491,794
Dura Automotive Systems Inc./(1)/                           25,507       488,969
K-Swiss Inc. "A"                                            11,636       488,479
Innkeepers USA Trust                                        42,838       486,211
GBC Bancorp                                                 14,533       486,129
Ameron International Corp.                                   6,764       485,317
Sandy Spring Bancorp Inc.                                   14,933       484,576
Community Trust Bancorp Inc.                                18,895       484,279
Centex Construction Products Inc.                           12,153       483,446
Brooks Automation Inc./(1)/                                 10,627       482,891
BSB Bancorp Inc.                                            16,175       482,824
Delta & Pine Land Co.                                       25,437       482,540
Emisphere Technologies Inc./(1)/                            28,364       482,472
SonicWALL Inc./(1)/                                         36,853       480,563
City Holding Co./(1)/                                       31,305       480,532
Covance Inc./(1)/                                           23,663       479,886
USG Corp./(1)/                                              68,508       479,556
Gold Banc Corp. Inc.                                        53,278       479,502
Touch America Holdings Inc./(1)/                           125,634       478,666
AAR Corp.                                                   44,391       478,091
Watts Industries Inc. "A"                                   28,456       478,061
U.S. Restaurant Properties Inc.                             34,710       477,263
Farmer Brothers Co.                                          1,574       476,922
St. Mary Land & Exploration Co.                             21,912       475,710
Navigant Consulting Co./(1)/                                73,280       474,854
Kramont Realty Trust                                        34,980       473,979
Handleman Co./(1)/                                          45,963       472,040
Smith (A.O.) Corp. "B"                                      18,522       471,385
Sturm Ruger & Co. Inc.                                      36,382       469,328
Universal Forest Products Inc.                              19,645       469,319
Range Resources Corp./(1)/                                  90,337       468,849
Genzyme Corp. - Biosurgery Division/(1)/                    68,784       468,419
Kroll Inc./(1)/                                             28,051       467,049
Rock-Tenn Co. "A"                                           21,754       466,623
Information Resources Inc./(1)/                             50,723       466,144
Bank of Granite Corp.                                       20,264       466,072
3TEC Energy Corp./(1)/                                      27,283       465,175
TBC Corp./(1)/                                              32,048       464,696
Astec Industries Inc./(1)/                                  26,340       462,794
Dover Motorsports Inc.                                      28,169       457,465
Stewart Information Services Corp./(1)/                     22,868       457,360
National Western Life Insurance Company "A"/(1)/             3,999       456,886
Farmers Capital Bank Corp.                                  12,904       454,866
First Place Financial Corp.                                 26,902       453,299
Ryerson Tull Inc.                                           41,384       453,155
Arctic Cat Inc.                                             22,439       452,146
Interpool Inc.                                              24,132       451,268
Getty Images Inc./(1)/                                      15,017       449,909
MEMC Electronics Materials Inc./(1)/                        76,232       449,769
Ocwen Financial Corp./(1)/                                  68,138       449,029
CSK Auto Corp./(1)/                                         47,506       448,932
West Coast Bancorp                                          29,682       448,347
Pinnacle Systems Inc./(1)/                                  56,174       447,707
Zenith National Insurance Corp.                             15,289       446,439
Phoenix Technologies Ltd./(1)/                              32,678       446,055
CPB Inc.                                                    12,985       446,035
RTI International Metals Inc./(1)/                          38,428       443,843
Kansas City Life Insurance Co.                              11,431       443,523

132                                   2002 iShares Annual Report to Shareholders
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares         Value
--------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------
School Specialty Inc./(1)/                      16,566  $    442,644
Myers Industries Inc.                           30,500       442,250
Hancock Fabrics Inc.                            24,383       440,113
Magnetek Inc./(1)/                              37,483       438,551
SONICblue Inc./(1)/                            173,448       437,089
Westcorp Inc.                                   19,947       435,842
Spanish Broadcasting System Inc. "A"/(1)/       32,100       434,955
Cascade Natural Gas Corp.                       20,444       433,822
Cambrex Corp.                                   10,282       432,872
United Community Financial Corp.                58,449       432,523
Rainbow Technologies Inc./(1)/                  42,918       431,755
Coachmen Industries Inc.                        26,427       430,760
Banner Corp.                                    19,625       430,572
Simmons First National Corp. "A"                13,180       429,009
MTS Systems Corp.                               39,154       428,736
CT Communications Inc.                          28,671       427,198
Midwest Express Holdings Inc./(1)/              23,348       427,035
CNA Surety Corp.                                28,360       426,818
Pericom Semiconductor Corp./(1)/                30,173       426,646
Milacron Inc.                                   29,227       426,422
Pope & Talbot Inc.                              28,944       424,319
Wackenhut Corp. (The) "A"/(1)/                  12,778       422,952
Analogic Corp.                                  10,169       422,929
Glacier Bancorp Inc.                            18,657       422,768
Wabash National Corp.                           42,689       422,621
Glatfelter Co.                                  23,479       421,213
First Indiana Corp.                             21,597       420,062
Old Second Bancorp Inc.                         10,426       418,917
DVI Inc./(1)/                                   22,743       418,471
Investors Real Estate Trust                     41,630       416,300
Bally Total Fitness Holding Corp./(1)/          18,827       413,253
Insignia Financial Group Inc./(1)/              36,079       413,105
Trans World Entertainment Corp./(1)/            49,037       411,911
Global Sports Inc./(1)/                         24,051       411,272
Harmonic Inc./(1)/                              35,310       409,596
AMERCO/(1)/                                     23,526       409,588
Herbalife International Inc. "A"                27,929       408,043
J&J Snack Foods Corp./(1)/                      10,909       407,778
Heartland Express Inc./(1)/                     20,328       405,747
FBL Financial Group Inc. "A"                    21,554       404,137
Nuevo Energy Co./(1)/                           27,094       403,701
Steris Corp./(1)/                               19,262       401,805
Robbins & Myers Inc.                            14,683       401,580
Dreyer's Grand Ice Cream Inc.                    9,731       400,820
XM Satellite Radio Holdings Inc. "A"/(1)/       29,107       400,803
Encore Wire Corp./(1)/                          24,183       400,470
Peoples Holding Co.                             10,465       399,763
OceanFirst Financial Corp.                      13,288       397,045
Casella Waste Systems Inc. "A"/(1)/             33,197       395,708
American Physicians Capital Inc./(1)/           20,227       394,426
Midas Inc./(1)/                                 27,619       393,847
Movado Group Inc.                               17,925       393,454
Mid Atlantic Realty Trust                       25,699       393,195
Global Payments Inc.                            10,722       392,961
Brush Engineered Materials Inc.                 30,799       391,147
Cleveland-Cliffs Inc.                           17,727       389,994
Pilgrim's Pride Corp. "B"                       27,816       389,980
Second Bancorp Inc.                             16,068       389,649
Stewart & Stevenson Services Inc.               20,112       389,167
Mid Atlantic Medical Services Inc./(1)/         13,650       389,025
United Fire & Casualty Co.                      11,770       387,822
Bassett Furniture Industries Inc.               18,896       387,368
NCO Group Inc./(1)/                             13,946       387,141
Offshore Logistics Inc./(1)/                    17,963       387,103
Transaction Systems Architects Inc. "A"/(1)/    33,933       386,836
Vesta Insurance Group                           64,469       386,814
Saul Centers Inc.                               17,244       382,817
Buckeye Technologies Inc./(1)/                  37,125       382,387
Central Vermont Public Service Corp.            21,408       382,347
East West Bancorp Inc.                          13,050       382,234
USB Holding Co. Inc.                            22,443       381,082
Great Lakes REIT Inc.                           22,386       379,219
Group 1 Automotive Inc./(1)/                     9,701       378,824
Sterling Financial Corp. - PA Shares            16,004       378,655
Tompkins Trustco Inc.                            8,966       378,365
Insurance Auto Auctions Inc./(1)/               22,470       376,148
Consolidated Graphics Inc./(1)/                 18,861       375,334
UniFirst Corp.                                  14,862       373,779
Wabtec Corp.                                    24,897       373,206
Chelsea Property Group Inc.                      6,900       372,876
Lydall Inc./(1)/                                26,257       372,324
Lands' End Inc./(1)/                             8,286       371,793
Brookline Bancorp Inc.                          21,782       371,601
Pennsylvania Real Estate Investment Trust       14,571       371,561
First Essex Bancorp Inc.                        12,134       369,359
Oneida Ltd.                                     24,587       368,805

Schedules of Investments                                                     133
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
First Community Bancshares Inc.                12,144  $    368,686
LaSalle Hotel Properties                       22,758       368,680
Electro Rent Corp./(1)/                        26,794       367,614
dELiA*s Corp. "A"/(1)/                         57,696       367,466
Trico Marine Services Inc./(1)/                41,826       366,814
Artesyn Technologies Inc./(1)/                 39,372       366,553
Standard Commercial Corp.                      19,019       365,545
Oregon Steel Mills Inc./(1)/                   47,841       363,592
Wintrust Financial Corp.                       15,829       363,592
Commonwealth Bancorp Inc.                      14,604       362,325
Cash America International Inc.                41,130       361,944
Riggs National Corp.                           23,579       361,938
Irwin Financial Corp.                          19,323       361,533
Skyline Corp.                                  11,640       361,422
Redwood Trust Inc.                             13,254       360,906
Robert Mondavi Corp. (The) "A"/(1)/             9,894       355,590
Navigant International Inc./(1)/               24,423       354,134
DMC Stratex Networks Inc./(1)/                 64,669       351,799
Brady Corp. "A"                                 9,685       351,565
Cole National Corp./(1)/                       18,400       351,440
infoUSA Inc./(1)/                              45,899       350,209
IBERIABANK Corp.                               10,101       350,202
American West Holdings Corp. "B"/(1)/          62,522       350,123
Movie Gallery Inc./(1)/                        20,338       349,203
Owens & Minor Inc.                             17,748       348,571
Mail-Well Inc./(1)/                            55,462       348,301
Friedman's Inc.                                32,359       347,859
Lithia Motors Inc. "A"/(1)/                    14,063       347,356
Building Materials Holdings Corp./(1)/         24,030       346,032
CFS Bancorp Inc.                               25,330       345,754
Octel Corp./(1)/                               18,339       345,690
Gymboree Corp./(1)/                            23,403       345,194
Aspect Communications Corp./(1)/               87,831       343,419
CUNO Inc./(1)/                                  9,240       342,989
Net.B@nk Inc./(1)/                             20,138       340,332
Sequa Corp. "A"/(1)/                            6,518       340,240
Valmont Industries Inc.                        18,953       339,259
Rent-Way Inc./(1)/                             40,069       338,583
Southern Peru Copper Corp.                     26,083       337,775
Sitel Corp./(1)/                              103,877       337,600
Orbital Sciences Corp./(1)/                    64,206       336,439
Capital City Bank Group Inc.                   12,413       335,151
State Auto Financial Corp.                     22,999       334,635
CIRCOR International Inc.                      15,999       331,979
SCM Microsystems Inc./(1)/                     28,362       331,552
Seitel Inc./(1)/                               35,912       328,595
Station Casinos Inc./(1)/                      19,716       328,271
LSI Industries Inc.                            16,534       326,877
Flushing Financial Corp.                       19,410       326,476
Sipex Corp./(1)/                               29,353       325,818
Penton Media Inc.                              43,143       325,730
Sykes Enterprises Inc./(1)/                    33,583       325,419
Bank Mutual Corp.                              19,131       325,227
Independent Bank Corp.(MI)                     11,296       324,873
SEMCO Energy Inc.                              33,675       323,280
Kadant Inc./(1)/                               22,628       323,128
Frontier Financial Corp.                       12,138       322,871
St Francis Capital Corp.                       13,593       322,290
Garan Inc.                                      5,977       321,264
Wilson Greatbatch Technologies Inc./(1)/       12,470       320,604
O'Charley's Inc./(1)/                          14,860       320,233
W-H Energy Services Inc./(1)/                  14,815       320,004
Allen Telecom Inc./(1)/                        47,216       315,403
Vail Resorts Inc./(1) /                        14,842       315,096
Capstead Mortgage Corp.                        16,282       315,057
First Niagara Financial Group Inc.             18,050       314,792
Penn Engineering & Manufacturing Corp.         16,725       314,096
Stepan Co.                                     11,651       312,829
Resource America Inc. "A"                      28,360       312,811
Columbia Banking System Inc./(1)/              23,433       311,659
HEICO Corp.                                    19,843       311,138
Port Financial Corp.                            9,864       311,111
Aviall Inc./(1)/                               34,295       309,684
Young Broadcasting Inc. "A"/(1)/               12,348       308,577
Midland Co. (The)                               7,234       308,168
Associated Estates Realty Corp.                29,879       305,662
Championship Auto Racing Teams Inc./(1)/       21,636       305,284
Crown Media Holdings Inc./(1)/                 24,466       303,378
Umpqua Holdings Corp.                          20,235       302,716
Spectrian Corp./(1)/                           21,132       302,610
InFocus Corp./(1)/                             16,610       302,468
SJW Corp.                                       3,718       301,902
Indus International Inc./(1)/                  57,456       299,920
Flagstar Bancorp Inc.                          12,799       297,961
Swift Energy Co./(1)/                          15,100       297,470
Boykin Lodging Co.                             31,875       296,437
BancFirst Corp.                                 7,580       296,408

134                                   2002 iShares Annual Report to Shareholders
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Baldwin & Lyons Inc. "B"                       11,816  $    295,802
Oxford Industries Inc.                         11,160       294,624
PICO Holdings Inc./(1)/                        19,753       294,320
North Pittsburgh Systems Inc.                  20,957       293,188
NS Group Inc./(1)/                             32,156       292,941
Fidelity Bankshares Inc.                       16,261       292,698
German American Bancorp                        17,465       292,539
Stamps.com Inc./(1)/                           65,275       291,779
DiamondCluster International
  Inc. "A"/(1)/                                22,578       291,708
Oriental Financial Group Inc.                  13,723       290,917
BKF Capital Group Inc./(1)/                     9,714       289,963
Argosy Gaming Co./(1)/                          7,896       289,704
Friedman Billings Ramsey Group
  Inc. "A"/(1)/                                41,372       289,604
First Bancorp North Carolina                   12,684       289,449
Osmonics Inc./(1)/                             19,560       287,532
Santander BanCorp                              14,530       286,677
PennFed Financial Services Inc.                10,489       285,825
Three-Five Systems Inc./(1)/                   19,181       284,262
Bell Microproducts Inc./(1)/                   27,213       283,015
Luby's Inc./(1)/                               41,604       282,907
Borland Software Corp./(1)/                    21,650       281,666
Integrated Electrical Services Inc./(1)/       56,227       281,135
Lufkin Industries Inc.                         10,398       280,746
Lakeland Bancorp Inc.                          15,885       280,529
Volt Information Sciences Inc./(1)/            15,012       279,974
Seacoast Banking Corp. of Florida               5,917       279,874
Pomeroy Computer Resources/(1)/                18,426       279,707
Comstock Resources Inc./(1)/                   36,564       279,349
Applica Inc./(1)/                              32,397       278,614
Alamosa Holdings Inc./(1)/                     55,313       278,224
Atlas Air Worldwide Holdings Inc./(1)/         21,109       278,006
Ivex Packaging Corp./(1)/                      12,115       277,676
SCPIE Holdings Inc.                            16,331       277,300
Inktomi Corp./(1)/                             80,328       277,132
United Auto Group Inc./(1)/                    12,262       276,385
Gorman-Rupp Co. (The)                          10,321       276,087
Footstar Inc./(1)/                              9,046       275,813
Spartan Stores Inc./(1)/                       36,659       275,676
Zomax Inc./(1)/                                37,606       274,524
Gray Communications Systems Inc.               17,104       274,006
Pinnacle Entertainment Inc./(1)/               33,886       273,121
Coastal Bancorp Inc.                            7,861       271,991
Roanoke Electric Steel Corp.                   20,197       270,640
Zebra Technologies Corp. "A"/(1)/               4,979       269,314
Quaker Chemical Corp.                          11,496       268,432
Sterling Bancorp - NY Shares                    8,358       266,620
Northwest Bancorp Inc.                         22,484       266,435
Microtune Inc./(1)/                            18,535       266,348
ITXC Corp./(1)/                                43,984       266,103
Littelfuse Inc./(1)/                           10,733       265,856
Buckle Inc. (The)/(1)/                         10,793       264,428
Westport Resources Corp./(1)/                  13,421       263,723
WSFS Financial Corp.                           14,538       263,429
Lawson Products Inc.                            9,137       263,328
Roper Industries Inc.                           5,274       262,329
Financial Institutions Inc.                     9,003       262,077
Playboy Enterprises Inc. "B"/(1)/              15,292       261,187
Credit Acceptance Corp./(1)/                   24,008       259,286
MCSi Inc./(1)/                                 21,648       257,828
Supertex Inc./(1)/                             12,106       257,374
Woodhead Industries Inc.                       14,433       256,907
Community Banks Inc.                            9,294       256,793
Butler Manufacturing Co.                        9,508       255,290
Electroglas Inc./(1)/                          15,051       254,362
Gerber Scientific Inc./(1)/                    34,400       252,840
Nu Horizons Electronics Corp./(1)/             25,664       252,790
Avatar Holdings/(1)/                            9,329       251,883
Wyndham International Inc. "A"/(1)/           279,571       251,614
National Presto Industries Inc.                 8,734       251,190
American Italian Pasta Co. "A"/(1)/             5,448       247,339
Crown American Realty Trust                    25,384       247,240
Golden Telecom Inc./(1)/                       15,900       246,132
Dionex Corp./(1)/                              10,103       245,806
Acadia Realty Trust                            35,349       245,676
Winston Hotels Inc.                            26,027       244,654
Tanger Factory Outlet Centers Inc.              9,119       244,207
CVB Financial Corp.                            12,020       242,316
Quaker Fabric Corp./(1)/                       21,500       240,155
Olin Corp.                                     12,738       239,474
Akamai Technologies Inc./(1)/                  59,728       238,972
SPSS Inc./(1)/                                 13,531       237,334
NL Industries Inc.                             14,226       236,152
CSS Industries Inc./(1)/                        7,258       235,958
Foamex International Inc./(1)/                 24,119       235,160
Alpharma Inc. "A"                              16,385       234,305
Answerthink Inc./(1)/                          35,822       233,201
Audiovox Corp. "A"/(1)/                        32,335       232,165
Fred's Inc.                                     6,433       231,588

Schedules of Investments                                                     135
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
U.S. Concrete Inc./(1)/                        35,356  $    231,582
Riviana Foods Inc.                             10,805       231,227
Interland Inc./(1)/                            90,310       231,194
PriceSmart Inc./(1)/                            6,337       230,984
Park National Corp.                             2,337       230,779
Maxim Pharmaceuticals Inc./(1)/                43,155       229,585
Sanderson Farms Inc.                            8,487       229,149
Kforce Inc./(1)/                               44,480       229,072
Stoneridge Inc./(1)/                           23,188       228,402
Internet Capital Group Inc./(1)/              355,452       227,489
AMCOL International Corp.                      37,600       227,480
Quaker City Bancorp Inc./(1)/                   7,163       226,924
Gibraltar Steel Corp.                          10,422       226,783
International Specialty Products Inc./(1)/     23,644       226,510
Choice Hotels International Inc./(1)/           9,357       225,784
Corporate Office Properties Trust              17,231       225,726
Smart & Final Inc./(1)/                        21,762       225,019
American Medical Systems Holdings
  Inc./(1)/                                     9,978       224,605
Watson Wyatt & Co. Holdings/(1)/                8,169       223,422
Fisher Communications Inc.                      4,901       223,045
Hydril Co./(1)/                                 9,131       222,522
Armstrong Holdings Inc./(1)/                   71,166       222,038
Steinway Musical Instruments Inc./(1)/         11,405       219,546
ResortQuest International Inc./(1)/            29,916       218,387
PC-Tel Inc./(1)/                               25,210       218,067
Arrow Financial Corp.                           7,541       217,117
New Century Financial Corp.                     9,559       216,989
K2 Inc./(1)/                                   33,278       216,973
NBC Capital Corp.                               7,240       216,910
First Consulting Group Inc./(1)/               21,520       214,554
Medford Bancorp Inc.                            8,481       214,060
Technitrol Inc.                                 8,959       213,583
Ingles Markets Inc. "A"                        18,168       212,566
Hain Celestial Group Inc./(1)/                  9,496       211,286
Keystone Property Trust                        14,942       210,682
Wild Oats Markets Inc./(1)/                    24,881       210,244
World Wrestling Federation Entertainment
  Inc./(1)/                                    14,394       210,152
Salton Inc./(1)/                               10,558       209,576
Encompass Services Corp./(1)/                 117,959       208,787
SoundView Technology Group Inc./(1)/           92,311       208,623
Zoll Medical Corp./(1)/                         5,429       208,474
Seaboard Corp.                                    694       208,200
LodgeNet Entertainment Corp./(1)/              12,122       207,286
Affiliated Managers Group Inc./(1)/             2,885       207,230
Roxio Inc./(1)/                                 9,057       205,503
MRO Software Inc./(1)/                         16,402       204,041
WMS Industries Inc./(1)/                       10,562       200,678
Stanley Furniture Co. Inc./(1)/                 6,198       200,443
Ixia/(1)/                                      23,579       200,421
National Service Industries Inc.               19,138       199,796
Websense Inc./(1)/                              7,939       199,745
Ditech Communications Corp./(1)/               44,402       198,477
Great American Financial Resources Inc.        10,945       197,557
Acclaim Entertainment Inc./(1)/                43,319       196,668
Standard Motor Products Inc.                   13,454       196,428
Titanium Metals Corp./(1)/                     36,316       196,106
Encore Acquisition Co./(1)/                    13,288       195,998
Bush Industries Inc. "A"                       15,370       195,967
Mississippi Valley Bancshares Inc.              4,852       195,050
Sauer-Danfoss Inc.                             18,776       193,581
Photronics Inc./(1)/                            5,734       193,408
Prosperity Bancshares Inc.                      5,905       192,208
Mission West Properties Inc.                   14,618       191,496
Aurora Foods Inc./(1)/                         44,954       188,357
Churchill Downs Inc.                            5,124       188,307
Keynote Systems Inc./(1)/                      19,432       188,296
Alico Inc.                                      6,460       188,115
Del Monte Foods Co./(1)/                       19,318       187,964
Proton Energy Systems Inc./(1)/                28,813       187,285
Terra Industries Inc./(1)/                     71,505       186,628
DRS Technologies Inc./(1)/                      4,495       186,498
Tropical Sportswear International
  Corp./(1)/                                    7,706       184,944
Deb Shops Inc.                                  6,899       184,893
Airtran Holdings Inc./(1)/                     30,485       184,434
Speedway Motorsports Inc./(1)/                  6,437       183,519
Urban Outfitters Inc./(1)/                      7,770       181,430
hi/fn Inc./(1)/                                15,076       177,897
Boron, LePore & Associates Inc./(1)/           14,643       177,473
Intertrust Technologies Corp./(1)/            140,798       177,405
QRS Corp./(1)/                                 15,011       177,130
Hexcel Corp./(1)/                              44,251       177,004
Exar Corp./(1)/                                 8,548       175,576
Ladish Co. Inc./(1)/                           15,614       174,096
Gartner Inc. "A"/(1)/                          13,440       173,376
CPI Corp.                                      10,341       170,109

136                                   2002 iShares Annual Report to Shareholders
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                       Shares          Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
Covenant Transport Inc. "A"/(1)/                 11,515  $    168,810
Papa John's International Inc./(1)/               6,024       167,949
SonoSite Inc./(1)/                                8,649       167,791
AsiaInfo Holdings Inc./(1)/                      12,706       167,211
IGEN International Inc./(1)/                      4,390       166,293
PRI Automation Inc./(1)/                          7,122       166,007
CTS Corp.                                        10,193       165,636
Net2Phone Inc./(1)/                              32,464       164,917
Magnum Hunter Resources Inc./(1)/                21,116       164,916
WebEx Communications Inc./(1)/                    9,980       164,171
Consolidated Freightways Corp./(1)/              31,265       163,829
R&G Financial Corp. "B"                           8,209       163,605
NetRatings Inc./(1)/                             13,480       163,378
Mesaba Holdings Inc./(1)/                        18,279       162,500
Avant! Corp./(1)/                                 8,088       162,003
Liqui-Box Corp.                                   2,407       160,306
Men's Wearhouse Inc. (The)/(1)/                   6,784       158,406
Provident Bancorp Inc.                            5,837       154,681
Troy Financial Corp.                              5,783       153,838
Maxwell Technologies Inc./(1)/                   16,384       152,371
TransMontaigne Inc./(1)/                         29,251       152,105
Republic Bancshares Inc./(1)/                     8,854       151,580
Magna Entertainment Corp. "A"/(1)/               18,699       151,462
Triarc Companies Inc./(1)/                        5,342       148,508
Cohu Inc.                                         5,194       147,977
Fedders Corp./(1)/                               49,039       147,117
Xanser Corp./(1)/                                54,518       146,108
Royal Bancshares of Pennsylvania "A"              7,094       141,880
Actel Corp./(1)/                                  6,805       140,932
Active Power Inc./(1)/                           26,809       140,747
Republic Bancorp Inc. "A"                        13,116       138,374
US Unwired Inc. "A"/(1)/                         24,720       136,454
Charles River Laboratories International
  Inc./(1)/                                       4,379       135,749
Mesa Air Group Inc./(1)/                         12,021       134,635
7-Eleven Inc./(1)/                               12,000       133,800
Intergraph Corp./(1)/                             7,590       133,660
NMS Communications Corp./(1)/                    31,339       133,504
OSCA Inc./(1)/                                    4,744       132,168
Castle (A.M.) & Co.                              12,043       130,546
Value Line Inc.                                   2,648       129,752
Intermagnetics General Corp./(1)/                 4,744       129,274
Kana Software Inc./(1)/                           7,108       127,944
Alaska Communications Systems Group Inc./(1)/    17,029       127,717
Wolverine Tube Inc./(1)/                         14,418       125,437
Crossroads Systems Inc./(1)/                     35,082       124,541
SBS Technologies Inc./(1)/                        9,727       124,311
Texas Regional Bancshares Inc. "A"                2,841       124,038
Value City Department Stores Inc./(1)/           29,351       123,274
Stein Mart Inc./(1)/                             12,235       122,472
Tetra Technologies Inc./(1)/                      4,196       121,894
Numerical Technologies Inc./(1)/                  8,988       121,428
EEX Corp./(1)/                                   58,051       119,585
Global Imaging Systems Inc./(1)/                  6,497       119,545
NYMAGIC Inc.                                      6,207       117,871
Selectica Inc./(1)/                              30,329       117,070
Remington Oil & Gas Corp./(1)/                    5,798       116,888
Guess ? Inc./(1)/                                14,742       114,693
Chiles Offshore Inc./(1)/                         4,970       114,310
ZixIt Corp./(1)/                                 17,168       111,935
Caminus Corp./(1)/                                4,949       111,352
Mestek Inc./(1)/                                  4,970       111,079
WatchGuard Technologies Inc./(1)/                17,564       109,951
Bethlehem Steel Corp./(1)/                      241,993       108,897
UbiquiTel Inc./(1)/                              44,138       108,138
Wilsons The Leather Experts Inc./(1)/             8,924       106,731
Celeritek Inc./(1)/                              10,318       106,275
Turnstone Systems Inc./(1)/                      22,008       105,858
Federal-Mogul Corp./(1)/                        129,348       104,772
Proxim Corp. "A"/(1)/                            43,424       104,217
Ambassadors International Inc./(1)/              12,181       104,148
CommScope Inc./(1)/                               5,935       103,269
Regent Communications Inc./(1)/                  12,515       103,124
RailAmerica Inc./(1)/                             9,621       101,213
SLI Inc.                                         39,154        99,843
CorVel Corp./(1)/                                 3,324        99,188
IDX Systems Corp./(1)/                            5,635        98,951
VA Systems Inc./(1)/                             57,485        97,725
Medallion Financial Corp.                        12,339        95,874
Internap Network Services Corp./(1)/            123,841        95,358
WestPoint Stevens Inc.                           43,117        95,289
Cooper Companies Inc.                             2,009        95,227
Boston Beer Co Inc. "A"/(1)/                      6,266        94,617
Perini Corp./(1)/                                16,422        94,427
Kendle International Inc./(1)/                    5,042        93,731
AmeriPath Inc./(1)/                               3,485        93,398
Newpark Resources Inc./(1)/                      12,002        93,016
Ocular Sciences Inc./(1)/                         3,295        92,270


Schedules of Investments                                                     137
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                       Shares         Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
TiVo Inc./(1)/                                   17,301  $     91,695
CCBT Financial Companies Inc.                     3,419        91,629
BE Aerospace Inc./(1)/                            9,127        90,631
Meritage Corp./(1)/                               1,418        90,610
ANADIGICS Inc./(1)/                               7,288        89,934
Walter Industries Inc.                            6,812        89,714
InterMune Inc./(1)/                               2,964        89,127
Artisan Components Inc./(1)/                      5,271        87,499
Energy Partners Ltd./(1)/                        10,905        87,349
Allscripts Healthcare Solutions Inc./(1)/        13,807        86,984
Key3Media Group Inc./(1)/                        18,944        86,953
Student Loan Corp.                                  943        86,379
I-many Inc./(1)/                                 17,405        86,329
NTELOS Inc./(1)/                                 21,017        86,170
Pegasus Communications Corp./(1)/                28,058        84,735
RCN Corp./(1)/                                   59,981        84,573
KCS Energy Inc./(1)/                             27,092        84,527
CompX International Inc.                          6,773        84,324
National Beverage Corp./(1)/                      6,331        84,202
Amtran Inc./(1)/                                  5,998        83,972
Register.com/(1)/                                 9,249        83,056
Oak Technology Inc./(1)/                          5,577        82,986
Prime Group Realty Trust                         10,815        82,843
BMC Industries Inc.                              50,111        82,683
Asyst Technologies Inc./(1)/                      4,476        81,463
American Management Systems Inc./(1)/             4,356        81,374
Recoton Corp./(1)/                               17,956        80,443
McMoRan Exploration Co./(1)/                     24,071        79,434
OTG Software Inc./(1)/                            9,197        79,370
Arden Group Inc. "A"/(1)/                         1,180        79,060
MasTec Inc./(1)/                                  9,780        78,729
Nature's Sunshine Products Inc.                   6,976        78,201
Witness Systems Inc./(1)/                         5,558        78,201
Oil States International Inc./(1)/                7,093        76,604
Anaren Microwave Inc./(1)/                        5,088        73,929
DuPont Photomasks Inc./(1)/                       1,413        73,476
Burnham Pacific Properties Inc.                  43,415        73,371
Newmark Homes Corp./(1)/                          4,286        72,986
Genuity Inc./(1)/                                83,026        72,233
Brightpoint Inc./(1)/                            78,857        71,760
Western Gas Resources Inc.                        1,917        71,351
ValueVision International Inc. "A"/(1)/           3,404        70,633
Datascope Corp.                                   2,395        70,293
Centennial Bancorp                                8,801        70,232
EDEN Bioscience Corp./(1)/                       29,251        70,202
UnitedGlobalCom Inc. "A"/(1)/                    12,963        70,130
Agile Software Corp./(1)/                         5,792        70,083
Infogrames Inc./(1)/                             11,194        69,291
Holly Corp.                                       3,725        69,099
Equity One Inc.                                   5,101        68,608
Great Southern Bancorp Inc.                       2,150        68,585
C&D Technologies Inc.                             3,254        68,399
General Communication Inc. "A"/(1)/               7,820        68,034
Divine Inc. "A"/(1)/                            133,867        66,933
Tremont Corp.                                     2,383        66,676
Specialty Laboratories Inc./(1)/                  2,770        66,175
Lexar Media Inc./(1)/                            24,321        65,667
Hickory Tech Corp.                                4,011        65,259
Pharmacyclics Inc./(1)/                           8,320        64,896
First Banks America Inc./(1)/                     1,571        64,380
Comdisco Inc./(1)/                              195,077        64,375
Trikon Technologies Inc./(1)/                     4,383        64,342
Middlesex Water Co.                               2,705        62,972
Gulf Island Fabrication Inc./(1)/                 4,083        61,286
Sorrento Networks Corp./(1)/                     23,665        60,582
Tuesday Morning Corp./(1)/                        2,963        60,448
SpectraSite Holdings Inc./(1)/                   55,582        59,473
Fairchild Corp. (The) "A"/(1)/                   23,531        59,298
Priceline.com Inc./(1)/                          11,338        59,298
Dobson Communications Corp. "A"/(1)/             18,584        58,540
Embarcadero Technologies Inc./(1)/                4,285        58,533
Simpson Manufacturing Co. Inc./(1)/                 955        58,398
Conestoga Enterprises Inc.                        1,898        57,433
Wet Seal Inc. "A"/(1)/                            1,639        57,185
Exelixis Inc./(1)/                                4,132        56,980
FileNET Corp./(1)/                                3,285        56,141
Maui Land & Pineapple Co. Inc./(1)/               2,719        55,739
MEEMIC Holdings Inc./(1)/                         1,948        55,324
CoSine Communications Inc./(1)/                  47,340        54,441
Quiksilver Inc./(1)/                              2,484        54,350
Boston Communications Group Inc./(1)/             6,284        54,105
Callon Petroleum Co./(1)/                         6,819        53,188
NATCO Group Inc. "A"/(1)/                         6,567        53,127
Tennant Co.                                       1,264        52,987
iBasis Inc./(1)/                                 61,303        52,108
LightPath Technologies Inc. "A"/(1)/             33,477        51,889
AT&T Latin America Corp./(1)/                    34,474        51,711
Catalytica Energy Systems Inc./(1)/              14,991        50,520
New Horizons Worldwide Inc./(1)/                  4,136        49,591

138                                   2002 iShares Annual Report to Shareholders
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Sunrise Telecom Inc./(1)/                      15,992  $     49,575
Heidrick & Struggles International
  Inc./(1)/                                     2,383        49,566
SureBeam Corporation "A"/(1/)                   8,884        49,217
Atwood Oceanics Inc./(1)/                       1,051        48,241
Revlon Inc. "A"/(1)/                            7,369        47,825
On Command Corp./(1)/                          10,222        46,510
Peco II Inc./(1)/                               9,248        46,055
Cygnus Inc./(1)/                               11,605        45,376
H Power Corp./(1)/                             17,696        45,125
Millennium Cell Inc./(1)/                      11,274        44,758
Merix Corp./(1)/                                2,379        44,464
Copper Mountain Networks Inc./(1)/             46,762        44,424
American Realty Investors Inc./(1)/             6,169        43,491
Covansys Corp./(1)/                             5,783        43,372
Midway Games Inc./(1)/                          3,205        43,139
Liberty Livewire Corp. "A"/(1)/                 7,461        43,125
Metromedia International Group Inc./(1)/      136,566        42,335
Cato Corp. "A"                                  1,883        41,953
Berry Petroleum Co. "A"                         2,658        41,066
Century Aluminum Co.                            2,497        40,576
Oglebay Norton Co.                              3,973        40,127
Engineered Support Systems Inc.                   850        39,312
VerticalNet Inc./(1)/                          56,003        39,202
Synplicity Inc./(1)/                            5,009        39,070
Rayovac Corp./(1)/                              2,486        38,409
America Online Latin America
  Inc. "A"/(1)/                                17,023        38,302
Wireless Facilities Inc./(1)/                   6,291        37,746
Citizens Inc./(1)/                              3,472        37,324
CoorsTek Inc./(1)/                                956        36,730
Universal Access Global Holdings Inc./(1)/     24,032        36,288
Pemstar Inc./(1)/                               3,710        35,616
PLX Technology Inc./(1)/                        2,866        34,965
Tanox Inc./(1)/                                 2,457        34,791
Wackenhut Corrections Corp./(1)/                2,308        34,620
Richardson Electronics Ltd.                     2,831        34,368
United Natural Foods Inc./(1)/                  1,357        33,803
Diversa Corp./(1)/                              2,639        33,515
Lexicon Genetics Inc./(1)/                      3,540        33,453
CoStar Group Inc./(1)/                          1,431        32,570
Southwestern Energy Co./(1)/                    2,582        32,482
August Technology Corp./(1)/                    2,216        32,331
Choice One Communications Inc./(1)/            19,734        32,166
Pumatech Inc./(1)/                             24,055        31,993
NN Inc.                                         2,899        31,889
EXE Technologies Inc./(1)/                     14,636        31,467
Lindsay Manufacturing Co.                       1,284        31,265
SupportSoft Inc./(1)/                          10,207        30,825
NewPower Holdings Inc./(1)/                    82,795        30,634
City Bank                                       1,228        30,393
Vastera Inc./(1)/                               1,811        26,857
ON Semiconductor Corp./(1)/                     6,388        26,830
Telik Inc./(1)/                                 2,189        26,531
Loudcloud Inc./(1)/                            11,579        26,516
Covanta Energy Corp./(1)/                      36,665        26,399
WJ Communications Inc./(1)/                     8,018        26,139
Versicor Inc./(1)/                              1,444        26,108
Peregrine Pharmaceuticals Inc./(1)/            11,386        24,708
Integral Systems Inc./(1)/                      1,187        24,037
Midwest Banc Holdings Inc.                      1,039        23,014
Centennial Communications Corp. "A"/(1)/        6,330        22,788
Vans Inc./(1)/                                  1,905        22,308
Spiegel Inc. "A"                               15,673        21,472
Concord Camera Corp./(1)/                       2,363        21,291
Antigenics Inc./(1)/                            1,500        20,985
Sequenom Inc./(1)/                              2,995        20,666
National Golf Properties Inc.                   2,764        20,454
Engage Inc./(1)/                               80,663        20,166
Red Hat Inc./(1)/                               3,529        20,147
American Superconductor Corp./(1)/              2,655        20,045
Kaiser Aluminum Corp./(1)/                     55,529        19,990
Simplex Solutions Inc./(1)/                     1,980        19,661
Datastream Systems Inc./(1)/                    2,142        19,278
Arena Pharmaceuticals Inc./(1)/                 1,892        18,844
X-Rite Inc.                                     2,288        18,304
deCODE genetics Inc./(1)/                       3,198        18,197
SignalSoft Corp./(1)/                          10,371        17,952
Align Technology Inc./(1)/                      3,124        16,557
Applied Molecular Evolution/(1)/                1,684        14,482
Orchid BioSciences Inc./(1)/                    5,586        14,468
Beacon Power Corp./(1)/                        27,561        14,056
DuraSwitch Industries Inc./(1)/                 1,895        13,928
MicroFinancial Inc.                             1,570        13,423
Flow International Corp./(1)/                   1,321        12,919
ACLARA BioSciences Inc./(1)/                    3,722        12,431
ATP Oil & Gas Corp./(1)/                        3,003        12,162


Schedules of Investments                                                     139
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Transgenomic Inc./(1)/                          1,321  $     11,942
Extensity Inc./(1)/                             6,974        11,437
Carrier Access Corp./(1)/                       3,809        11,427
Kosan Biosciences Inc./(1)/                     1,430        11,011
Ciphergen Biosystems Inc./(1)/                  1,741        10,481
World Acceptance Corp./(1)/                     1,475        10,355
Sangamo BioSciences Inc./(1)/                   1,108        10,238
3DO Co. (The)/(1)/                              9,781         9,977
Adelphia Business Solutions Inc./(1)/         248,613         9,945
Rigel Pharmaceuticals Inc./(1)/                 2,744         9,741
Novatel Wireless Inc./(1)/                     14,671         9,683
Insmed Incorporated/(1)/                        3,439         9,629
Genzyme Corp. - Molecular Oncology/(1)/         1,563         9,065
CacheFlow Inc./(1)/                             9,171         8,988
Uniroyal Technology Corp./(1)/                 16,454         8,227
ITC/\DeltaCom Inc./(1)/                        25,571         8,183
Deltagen Inc./(1)/                              1,214         8,182
Alliance Fiber Optic Products Inc./(1)/         8,044         7,964
Dyax Corp./(1)/                                 2,016         7,419
Optical Communication Products Inc./(1)/        2,582         7,255
Curis Inc./(1)/                                 3,359         7,155
Coldwater Creek Inc./(1)/                         368         6,536
NEON Communications Inc./(1)/                  13,815         6,493
Harvard Bioscience Inc./(1)/                      719         6,320
Genaissance Pharmaceuticals Inc./(1)/           1,895         5,609
Organogenesis Inc./(1/)                         3,339         4,641
Large Scale Biology Corp./(1)/                  1,331         4,379
3 Dimensional Pharmaceuticals Inc./(1)/           636         4,344
Exact Sciences Corp./(1)/                         402         3,911
Seattle Genetics Inc./(1)/                        726         3,812
Pinnacle Holdings Inc./(1)/                    43,986         3,519
Paradigm Genetics Inc./(1)/                     2,159         3,498
Ventiv Health Inc./(1)/                         1,665         3,330
GenStar Therapeutics Corp./(1)/                 1,214         1,214
IMPSAT Fiber Networks Inc./(1)/                12,355           618
-------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $743,955,423)                                    836,364,118
-------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 7.43%
-------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     36,017,887  $ 36,017,887
Dreyfus Money Market Fund                  13,274,436    13,274,436
Goldman Sachs Financial Square Prime
  Obligation Fund                           1,384,106     1,384,106
Providian Temp Cash Money Market Fund      11,621,414    11,621,414
-------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $62,297,843)                                      62,297,843
-------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES --
107.24%
(Cost $806,253,266)                                     898,661,961
-------------------------------------------------------------------

Other Assets, Less Liabilities -- (7.24%)               (60,694,231)
-------------------------------------------------------------------

NET ASSETS -- 100.00%                                  $837,967,730
===================================================================
(1)  Non-income earning securities.

See notes to financial statements.

140                                   2002 iShares Annual Report to Shareholders
iShares Russell 1000 Index Fund
Schedule of Investments
March 31, 2002


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS - 99.85%
------------------------------------------------------------------
General Electric Co.                         389,964  $ 14,604,151
Exxon Mobil Corp.                            268,472    11,767,128
Microsoft Corp.(1)                           172,578    10,408,179
Citigroup Inc.                               202,316    10,018,688
Pfizer Inc.                                  245,929     9,773,218
Intel Corp.                                  263,145     8,002,239
Johnson & Johnson                            119,554     7,765,032
International Business Machines Corp.         67,590     7,029,360
Wal-Mart Stores Inc.                         108,591     6,655,542
American International Group Inc.             90,144     6,502,988
Merck & Co. Inc.                              89,198     5,136,021
SBC Communications Inc.                      131,576     4,926,205
Cisco Systems Inc.(1)                        287,523     4,867,764
Verizon Communications Inc.                  106,550     4,864,008
Procter & Gamble Co.                          50,856     4,581,617
Home Depot Inc.                               92,007     4,472,460
Philip Morris Companies Inc.                  84,277     4,438,870
Coca-Cola Co. (The)                           79,273     4,142,807
Bank of America Corp.                         60,283     4,100,450
AOL Time Warner Inc./(1)/                    167,448     3,960,145
ChevronTexaco Corp.                           41,912     3,783,396
PepsiCo Inc.                                  69,191     3,563,337
Wyeth                                         51,975     3,412,159
Wells Fargo & Co.                             66,951     3,307,379
Abbott Laboratories                           61,056     3,211,546
Fannie Mae                                    39,303     3,139,524
Bristol-Myers Squibb Co.                      75,957     3,075,499
Lilly (Eli) and Co.                           37,683     2,871,445
JP Morgan Chase & Co.                         77,667     2,768,829
BellSouth Corp.                               73,679     2,715,808
Viacom Inc. "B"/(1)/                          52,075     2,518,868
Morgan Stanley Dean Witter & Co.              43,263     2,479,403
Amgen Inc./(1)/                               41,123     2,454,221
Dell Computer Corp./(1)/                      88,611     2,313,633
Pharmacia Corp.                               50,803     2,290,199
Texas Instruments Inc.                        68,015     2,251,297
AT&T Corp.                                   139,089     2,183,697
American Express Co.                          52,541     2,152,079
Medtronic Inc.                                47,557     2,150,052
Oracle Corp./(1)/                            161,454     2,066,611
Wachovia Corp.                                53,614     1,988,007
Bank One Corp.                                45,847     1,915,488
Merrill Lynch & Co. Inc.                      33,480     1,854,122
Walt Disney Co. (The)                         80,087     1,848,408
Du Pont (E.I.) de Nemours & Co.               39,054     1,841,396
Anheuser-Busch Companies Inc.                 34,584     1,805,285
Schering-Plough Corp.                         57,493     1,799,531
3M Co.                                        15,422     1,773,684
Applied Materials Inc./(1)/                   32,150     1,744,780
Freddie Mac                                   27,219     1,724,868
U.S. Bancorp                                  75,051     1,693,901
Walgreen Co.                                  40,158     1,573,792
Target Corp.                                  35,407     1,526,750
Boeing Co. (The)                              31,362     1,513,216
FleetBoston Financial Corp.                   41,003     1,435,105
Baxter International Inc.                     23,866     1,420,504
Automatic Data Processing Inc.                24,317     1,416,952
Gillette Co. (The)                            41,432     1,409,102
McDonald's Corp.                              50,375     1,397,906
United Technologies Corp.                     18,561     1,377,226
General Motors Corp. "A"                      21,915     1,324,762
Lowe's Companies Inc.                         30,435     1,323,618
Kimberly-Clark Corp.                          20,397     1,318,666
Fifth Third Bancorp                           19,492     1,315,320
First Data Corp.                              14,960     1,305,260
Liberty Media Corp. "A"/(1)/                 101,648     1,284,831
Washington Mutual Inc.                        38,023     1,259,702
Alcoa Inc.                                    33,335     1,258,063
Cardinal Health Inc.                          17,682     1,253,477
Motorola Inc.                                 87,362     1,240,540
Colgate-Palmolive Co.                         21,549     1,231,525
Duke Energy Corp.                             32,477     1,227,631
Honeywell International Inc.                  31,953     1,222,841
Bank of New York Co. Inc. (The)               28,909     1,214,756
Marsh & McLennan Companies Inc.               10,770     1,214,210
Comcast Corp. "A"/(1)/                        37,091     1,179,494
Ford Motor Company                            71,046     1,171,549
Dow Chemical Co. (The)                        35,527     1,162,443
QUALCOMM Inc./(1)/                            30,077     1,132,098
Sun Microsystems Inc./(1)/                   127,592     1,125,361
Hewlett-Packard Co.                           61,934     1,111,096
Electronic Data Systems Corp.                 18,807     1,090,618
MBNA Corp.                                    28,081     1,083,084
Allstate Corp. (The)                          28,001     1,057,598
EMC Corp./(1)/                                87,039     1,037,505
Household International Inc.                  17,955     1,019,844
Phillips Petroleum Co.                        16,075     1,009,510
Clear Channel Communications Inc./(1)/        19,166       985,324


Schedules of Investments                                                     141
iShares Russell 1000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Emerson Electric Co.                          16,516  $    947,853
UnitedHealth Group Inc.                       12,241       935,457
El Paso Corp.                                 20,815       916,484
HCA Inc.                                      20,242       892,267
Tenet Healthcare Corp./(1)/                   12,777       856,315
Lockheed Martin Corp.                         14,375       827,713
Safeway Inc./(1)/                             18,122       815,852
International Paper Co.                       18,923       813,878
Kohls Corp./(1)/                              11,243       799,939
Gannett Co. Inc.                              10,415       792,582
WorldCom Corp./(1)/                          116,225       783,357
Sysco Corp.                                   26,097       778,213
AT&T Wireless Services Inc./(1)/              85,838       768,250
Caterpillar Inc.                              13,490       766,906
Goldman Sachs Group Inc. (The)                 8,450       762,613
General Dynamics Corp.                         7,930       745,024
National City Corp.                           23,852       733,688
Southern Co.                                  27,277       722,568
Cendant Corp./(1)/                            37,601       721,939
Conoco Inc.                                   24,569       716,923
BB&T Corp.                                    18,792       716,163
Costco Wholesale Corp./(1)/                   17,764       707,362
State Street Corp.                            12,728       704,877
Compaq Computer Corp.                         66,985       699,993
Micron Technology Inc./(1)/                   21,264       699,586
General Mills Inc.                            14,307       698,897
Kroger Co./(1)/                               31,396       695,735
Veritas Software Corp./(1)/                   15,748       690,235
Omnicom Group Inc.                             7,294       688,554
PNC Financial Services Group (The)            11,169       686,782
Dominion Resources Inc.                       10,430       679,619
FedEx Corp./(1)/                              11,695       679,479
Alltel Corp.                                  12,173       676,210
Waste Management Inc.                         24,651       671,740
Mellon Financial Corp.                        17,365       670,115
Exelon Corp.                                  12,639       669,488
Maxim Integrated Products Inc./(1)/           11,998       668,409
Concord EFS Inc./(1)/                         19,928       662,606
Illinois Tool Works Inc.                       9,114       659,398
Hartford Financial Services Group Inc.         9,656       657,767
Harley-Davidson Inc.                          11,893       655,661
SunTrust Banks Inc.                            9,780       652,619
Sara Lee Corp.                                30,830       640,031
Lucent Technologies Inc./(1)/                134,523       636,294
Agilent Technologies Inc./(1)/                18,163       634,978
Lehman Brothers Holdings Inc.                  9,553       617,506
Raytheon Co.                                  14,950       613,698
Union Pacific Corp.                            9,865       613,011
Analog Devices Inc./(1)/                      13,610       612,994
AFLAC Inc.                                    20,435       602,832
USA Education Inc.                             6,161       602,546
Southwest Airlines Co.                        30,073       581,913
American Electric Power Co. Inc.              12,610       581,195
Sears, Roebuck and Co.                        11,254       576,993
Forest Laboratories Inc. "A"/(1)/              7,034       574,678
Heinz (H.J.) Co.                              13,787       572,161
CIGNA Corp.                                    5,594       567,176
General Motors Corp. "H"/(1)/                 34,455       566,785
TXU Corp.                                     10,384       566,032
Schwab (Charles) Corp. (The)                  42,275       553,380
Linear Technology Corp.                       12,441       550,141
Capital One Financial Corp.                    8,610       549,748
Anadarko Petroleum Corp.                       9,714       548,258
United Parcel Service Inc.                     8,892       540,634
Weyerhaeuser Co.                               8,491       533,744
Albertson's Inc.                              15,988       529,842
CVS Corp.                                     15,334       526,416
Guidant Corp./(1)/                            12,008       520,187
McGraw-Hill Companies Inc. (The)               7,618       519,929
Best Buy Co. Inc./(1)/                         6,532       517,334
ConAgra Foods Inc.                            21,086       511,335
Interpublic Group of Companies Inc.           14,845       508,887
Baker Hughes Inc.                             13,181       504,173
Xilinx Inc./(1)/                              12,522       499,127
Paychex Inc.                                  12,489       495,813
Masco Corp.                                   18,058       495,692
KLA-Tencor Corp./(1)/                          7,379       490,704
Equity Office Properties Trust                16,279       488,207
Chubb Corp.                                    6,656       486,554
Siebel Systems Inc./(1)/                      14,769       481,617
Northrop Grumman Corp.                         4,251       480,576
Avon Products Inc.                             8,800       478,016
Sprint Corp. (FON Group)                      30,711       469,571
Northern Trust Corp.                           7,730       464,650
Air Products & Chemicals Inc.                  8,939       461,699
Burlington Northern Santa Fe Corp.            15,076       454,994
Hancock (John) Financial Services Inc.        11,721       447,625
KeyCorp                                       16,652       443,776

142                                   2002 iShares Annual Report to Shareholders
iShares Russell 1000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                               Shares         Value
---------------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------------
Williams Companies Inc.                                18,715  $    440,925
Comerica Inc.                                           7,006       438,365
Qwest Communications International Inc.                53,107       436,540
Genentech Inc./(1)/                                     8,634       435,585
Occidental Petroleum Corp.                             14,725       429,234
Progress Energy Inc.                                    8,546       427,642
TJX Companies Inc.                                     10,671       426,947
Deere & Co.                                             9,317       424,389
McKesson Corp.                                         11,329       424,044
Progressive Corp. (The)                                 2,476       412,551
FPL Group Inc.                                          6,896       410,657
Pitney Bowes Inc.                                       9,550       408,740
May Department Stores Co. (The)                        11,535       401,995
FirstEnergy Corp.                                      11,558       399,676
Computer Associates International Inc.                 18,021       394,480
Bed Bath & Beyond Inc./(1)/                            11,439       386,066
MedImmune Inc./(1)/                                     9,771       384,293
Becton Dickinson & Co.                                 10,150       382,858
Immunex Corp./(1)/                                     12,562       380,126
Praxair Inc.                                            6,339       379,072
PeopleSoft Inc./(1)/                                   10,374       378,962
St. Paul Companies Inc.                                 8,167       374,457
Adobe Systems Inc.                                      9,279       373,851
Unocal Corp.                                            9,586       373,375
Lincoln National Corp.                                  7,353       373,018
Public Service Enterprise Group Inc.                    8,114       371,621
Norfolk Southern Corp.                                 15,218       364,319
Xcel Energy Inc.                                       14,368       364,229
PPG Industries Inc.                                     6,609       362,900
Staples Inc./(1)/                                      18,155       362,555
Gap Inc. (The)                                         24,070       362,013
SunGard Data Systems Inc./(1)/                         10,964       361,483
WellPoint Health Networks Inc./(1)/                     5,640       359,099
PG&E Corp./(1)/                                        15,177       357,570
SouthTrust Corp.                                       13,493       356,215
Eastman Kodak Co.                                      11,425       356,117
MetLife Inc.                                           11,304       356,076
Mattel Inc.                                            16,958       353,405
Delphi Automotive Systems Corp.                        22,040       352,420
Newmont Mining Corp.                                   12,685       351,248
Consolidated Edison Inc.                                8,336       349,362
Marathon Oil Corp.                                     12,125       349,200
Starbucks Corp./(1)/                                   15,020       347,413
Fiserv Inc./(1)/                                        7,515       345,615
Genzyme Corp. - General Division/(1)/                   7,827       341,805
TRICON Global Restaurants Inc./(1)/                     5,789       340,277
Allergan Inc.                                           5,241       338,831
Tribune Co.                                             7,433       337,904
Marriott International Inc. "A"                         7,458       335,237
Apple Computer Inc./(1)/                               13,891       328,800
Entergy Corp.                                           7,572       328,701
Dover Corp.                                             7,982       327,262
Wrigley (William Jr.) Co.                               6,086       324,445
AON Corp.                                               9,216       322,560
Burlington Resources Inc.                               8,027       321,802
Computer Sciences Corp./(1)/                            6,326       321,044
Block (H & R) Inc.                                      7,198       319,951
CSX Corp.                                               8,384       319,514
eBay Inc./(1)/                                          5,617       318,147
MBIA Inc.                                               5,808       317,640
Newell Rubbermaid Inc.                                  9,938       317,618
Kellogg Co.                                             9,458       317,505
Stryker Corp./(1)/                                      5,262       317,456
Archer-Daniels-Midland Co.                             22,663       315,696
AmSouth Bancorp                                        14,324       314,842
Boston Scientific Corp./(1)/                           12,424       311,718
Golden West Financial Corp.                             4,902       311,277
Altera Corp./(1)/                                      14,233       311,276
Regions Financial Corp.                                 8,993       308,910
Loews Corp.                                             5,253       307,721
Equity Residential Properties Trust                    10,630       305,506
Apache Corp.                                            5,354       304,536
Xerox Corp./(1)/                                       28,277       303,978
Johnson Controls Inc.                                   3,435       303,345
Dynegy Inc. "A"                                        10,452       303,108
Limited Inc. (The)                                     16,846       301,543
Electronic Arts Inc./(1)/                               4,949       300,899
Jefferson-Pilot Corp.                                   5,950       297,976
Synovus Financial Corp.                                 9,743       296,967
Clorox Co.                                              6,722       293,281
Starwood Hotels & Resorts Worldwide Inc.                7,761       291,891
Lexmark International Inc. "A"/(1)/                     5,087       290,875
DTE Energy Co.                                          6,377       290,153
Novellus Systems Inc./(1)/                              5,356       289,974
Halliburton Co.                                        16,942       289,200
Fortune Brands Inc.                                     5,826       287,630

Schedules of Investments                                                     143
iShares Russell 1000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Biomet Inc.                                   10,594  $    286,674
Federated Department Stores Inc./(1)/          7,000       285,950
Biogen Inc./(1)/                               5,810       285,039
Teradyne Inc./(1)/                             7,190       283,502
Corning Inc.                                  37,204       283,494
New York Times Co. "A"                         5,918       283,235
Franklin Resources Inc.                        6,733       282,247
IDEC Pharmaceuticals Corp./(1)/                4,386       282,020
Cox Communications Inc. "A"/(1)/               7,469       281,133
Danaher Corp.                                  3,939       279,748
JDS Uniphase Corp./(1)/                       47,307       278,638
Univision Communications Inc./(1)/             6,589       276,738
Charter One Financial Inc.                     8,723       272,332
Broadcom Corp. "A"/(1)/                        7,580       272,122
Gilead Sciences Inc./(1)/                      7,552       271,796
Georgia-Pacific Corp.                          9,053       271,137
Reliant Energy Inc.                           10,321       266,179
AmerisourceBergen Corp.                        3,868       264,184
St. Jude Medical Inc./(1)/                     3,420       263,853
Intuit Inc./(1)/                               6,875       263,725
Sprint Corp. (PCS Group)/(1)/                 25,453       261,911
King Pharmaceuticals Inc./(1)/                 7,451       260,860
IMS Health Inc.                               11,564       259,612
Zimmer Holdings Inc./(1)/                      7,590       258,440
Marshall & Ilsley Corp.                        4,142       257,798
MeadWestvaco Corp.                             7,767       257,476
M&T Bank Corp.                                 3,202       257,345
Rohm & Haas Co. "A"                            6,086       257,255
UST Inc.                                       6,586       256,393
Union Planters Corp.                           5,382       255,053
MGIC Investment Corp.                          3,714       254,149
Yahoo! Inc./(1)/                              13,660       252,300
Hershey Foods Corp.                            3,670       251,542
Moody's Corp.                                  6,113       251,244
Genuine Parts Co.                              6,764       248,712
VeriSign Inc./(1)/                             9,198       248,346
Kerr-McGee Corp.                               3,915       246,058
Sabre Holdings Corp./(1)/                      5,248       245,134
Millennium Pharmaceuticals Inc./(1)/          10,925       243,729
Devon Energy Corp.                             5,045       243,522
Textron Inc.                                   4,701       240,221
Office Depot Inc./(1)/                        12,089       239,967
Ameren Corp.                                   5,580       238,545
EchoStar Communications Corp./(1)/             8,403       237,973
Sanmina-SCI Corp./(1)/                        20,202       237,374
National Semiconductor Corp./(1)/              6,993       235,594
UNUMProvident Corp.                            8,421       235,199
R.J. Reynolds Tobacco Holdings Inc.            3,629       234,978
Avery Dennison Corp.                           3,839       234,294
Cincinnati Financial Corp.                     5,354       233,756
Brocade Communications Systems Inc./(1)/       8,647       233,469
Network Appliance Inc./(1)/                   11,416       232,658
Campbell Soup Co.                              8,673       232,436
LSI Logic Corp./(1)/                          13,627       231,659
Symantec Corp./(1)/                            5,576       229,787
Cinergy Corp.                                  6,424       229,658
Ecolab Inc.                                    4,992       228,234
PPL Corp.                                      5,761       228,193
Parker Hannifin Corp.                          4,568       227,943
Mirant Corp./(1)/                             15,761       227,746
Quest Diagnostics Inc./(1)/                    2,738       226,843
Cintas Corp.                                   4,541       226,414
Knight Ridder Inc.                             3,291       226,059
North Fork Bancorp Inc.                        6,345       225,628
Solectron Corp./(1)/                          28,692       223,798
National Commerce Financial Corp.              8,010       222,678
Aetna Inc.                                     5,726       222,283
Eaton Corp.                                    2,739       221,804
HEALTHSOUTH Corp./(1)/                        15,429       221,406
AutoZone Inc./(1)/                             3,205       220,664
Cadence Design Systems Inc./(1)/               9,667       218,571
Microchip Technology Inc./(1)/                 5,225       218,562
Amerada Hess Corp.                             2,739       217,367
Countrywide Credit Industries Inc.             4,831       216,187
Noble Drilling Corp./(1)/                      5,209       215,601
International Game Technology/(1)/             3,444       214,630
Edison International/(1)/                     12,801       214,417
Penney (J.C.) Co. Inc. (The)                  10,333       213,996
Zions Bancorporation                           3,605       213,668
BJ Services Co./(1)/                           6,167       212,576
Stilwell Financial Inc.                        8,668       212,279
TRW Inc.                                       4,109       211,490
RadioShack Corp.                               7,038       211,422
Ambac Financial Group Inc.                     3,574       211,116
SPX Corp./(1)/                                 1,487       210,529
Weatherford International Inc./(1)/            4,346       207,000
Nabors Industries Inc./(1)/                    4,897       206,898

144                                   2002 iShares Annual Report to Shareholders
iShares Russell 1000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                   Shares         Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
Valero Energy Corp.                                         4,172  $    206,597
Bear Stearns Companies Inc. (The)                           3,258       204,439
Sempra Energy                                               8,124       204,319
Allegheny Energy Inc.                                       4,907       202,904
Tiffany & Co.                                               5,690       202,280
KeySpan Corp.                                               5,513       200,618
Affiliated Computer Services Inc. "A"/(1)/                  3,568       200,272
Convergys Corp./(1)/                                        6,731       199,036
Constellation Energy Group Inc.                             6,451       199,013
Health Management Associates Inc. "A"/(1)/                  9,540       197,764
Family Dollar Stores Inc.                                   5,865       196,536
Advanced Micro Devices Inc./(1)/                           13,360       196,526
Torchmark Corp.                                             4,852       195,487
Nucor Corp.                                                 3,042       195,418
Huntington Bancshares Inc.                                  9,916       195,345
Harrah's Entertainment Inc./(1)/                            4,385       194,080
Leggett & Platt Inc.                                        7,716       191,357
ITT Industries Inc.                                         3,034       191,263
Plum Creek Timber Co. Inc.                                  6,436       191,214
Molex Inc.                                                  5,505       190,858
CenturyTel Inc.                                             5,524       187,816
Hilton Hotels Corp.                                        13,075       186,973
NiSource Inc.                                               8,122       186,400
Applera Corp. - Applied Biosystems Group                    8,328       186,131
Darden Restaurants Inc.                                     4,584       186,065
Apollo Group Inc. "A"/(1)/                                  3,423       183,302
PACCAR Inc.                                                 2,492       182,439
NVIDIA Corp./(1)/                                           4,112       182,408
Laboratory Corp. of America Holdings/(1)/                   1,897       181,846
Telephone & Data Systems Inc.                               2,039       179,942
QLogic Corp./(1)/                                           3,630       179,758
Express Scripts Inc. "A"/(1)/                               3,112       179,220
Robert Half International Inc./(1)/                         6,062       178,950
Pepsi Bottling Group Inc.                                   6,912       178,813
Vulcan Materials Co.                                        3,709       176,326
BMC Software Inc./(1)/                                      9,065       176,314
Nike Inc. "B"                                               2,911       174,689
First Tennessee National Corp.                              4,978       174,479
Caremark Rx Inc./(1)/                                       8,938       174,291
Archstone-Smith Trust                                       6,489       173,840
Dollar General Corp.                                       10,573       172,128
Kinder Morgan Inc.                                          3,547       171,781
Equifax Inc.                                                5,743       171,716
Compuware Corp./(1)/                                       13,178       170,128
Tellabs Inc./(1)/                                          16,130       168,881
EOG Resources Inc.                                          4,122       167,188
Whirlpool Corp.                                             2,209       166,890
BEA Systems Inc./(1)/                                      12,157       166,672
American Standard Companies Inc./(1)/                       2,343       165,767
Grainger (W.W.) Inc.                                        2,917       164,023
ServiceMaster Co. (The)                                    11,835       162,731
Simon Property Group Inc.                                   4,975       162,334
Atmel Corp./(1)/                                           15,946       161,692
NCR Corp./(1)/                                              3,592       160,742
T. Rowe Price Group Inc.                                    4,128       160,703
TCF Financial Corp.                                         3,051       160,513
Coca-Cola Enterprises Inc.                                  8,533       160,250
AMR Corp./(1)/                                              6,062       160,097
SAFECO Corp.                                                4,989       159,848
Engelhard Corp.                                             5,126       159,060
Unisys Corp./(1)/                                          12,554       158,557
ENSCO International Inc.                                    5,257       158,446
Delta Air Lines Inc.                                        4,827       157,939
Chiron Corp./(1)/                                           3,436       157,678
TECO Energy Inc.                                            5,492       157,236
Compass Bancshares Inc.                                     5,091       157,159
Popular Inc.                                                5,362       156,678
Rockwell Collins Inc.                                       6,197       156,288
Radian Group Inc.                                           3,174       155,780
Sealed Air Corp./(1)/                                       3,297       155,223
Banknorth Group Inc.                                        5,865       154,543
Jones Apparel Group Inc./(1)/                               4,403       153,885
BISYS Group Inc. (The)/(1)/                                 4,346       153,196
Calpine Corp./(1)/                                         11,979       152,133
AES Corp. (The)/(1)/                                       16,781       151,029
Pinnacle West Capital Corp.                                 3,317       150,426
Old Republic International Corp.                            4,673       149,396
Eastman Chemical Co.                                        3,028       147,736
Black & Decker Corp.                                        3,170       147,532
USA Networks Inc./(1)/                                      4,638       147,349
Stanley Works (The)                                         3,162       146,243
Sherwin-Williams Co. (The)                                  5,131       146,131
VF Corp.                                                    3,367       145,623
GreenPoint Financial Corp.                                  3,330       145,521
Mylan Laboratories Inc.                                     4,939       145,503

Schedules of Investments                                                     145
iShares Russell 1000 Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                    Shares        Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
Thermo Electron Corp./(1)/                                   7,010  $   145,317
Lam Research Corp./(1)/                                      4,933      144,636
Cooper Industries Inc.                                       3,441      144,350
Waters Corp./(1)/                                            5,116      143,095
Oxford Health Plans Inc./(1)/                                3,408      142,420
ChoicePoint Inc./(1)/                                        2,469      142,214
Scientific-Atlanta Inc.                                      6,147      141,996
Goodyear Tire & Rubber Co. (The)                             5,529      141,377
Jabil Circuit Inc./(1)/                                      5,999      141,156
McCormick & Co. Inc.                                         2,733      139,738
Toys R Us Inc./(1)/                                          7,750      139,190
Circuit City Stores Inc. - Circuit City Group                7,701      138,926
Edwards (A.G.) Inc.                                          3,151      138,581
Estee Lauder Companies Inc. "A"                              4,029      137,631
Integrated Device Technology Inc./(1)/                       4,139      137,580
Sigma-Aldrich Corp.                                          2,908      136,560
AutoNation Inc./(1)/                                         9,809      136,541
Aquila Inc.                                                  5,494      136,471
Sovereign Bancorp Inc.                                       9,670      135,864
Fox Entertainment Group Inc. "A"/(1)/                        5,713      135,112
Network Associates Inc./(1)/                                 5,582      135,084
PMI Group Inc. (The)                                         1,768      133,944
Murphy Oil Corp.                                             1,395      133,920
Ocean Energy Inc.                                            6,736      133,305
Duke Realty Corp.                                            5,127      133,302
Maytag Corp.                                                 3,010      133,193
American Water Works Co. Inc.                                3,029      132,670
Legg Mason Inc.                                              2,492      132,275
Public Storage Inc.                                          3,564      131,904
Vornado Realty Trust                                         2,986      131,862
Smith International Inc./(1)/                                1,945      131,774
DST Systems Inc./(1)/                                        2,638      131,372
Synopsys Inc./(1)/                                           2,367      130,564
Donnelley (R.R.) & Sons Co.                                  4,150      129,065
Phelps Dodge Corp.                                           3,062      128,910
Fluor Corp.                                                  3,157      128,774
BJ's Wholesale Club Inc./(1)/                                2,877      128,602
Citrix Systems Inc./(1)/                                     7,418      128,183
SUPERVALU Inc.                                               4,956      127,865
ADC Telecommunications Inc./(1)/                            31,165      126,842
DPL Inc.                                                     4,963      126,805
Avnet Inc.                                                   4,675      126,505
Apartment Investment & Management Co. "A"                    2,609      126,197
SCANA Corp.                                                  4,122      126,133
Dollar Tree Stores Inc./(1)/                                 3,840      125,990
Juniper Networks Inc./(1)/                                   9,929      125,304
Cytyc Corp./(1)/                                             4,641      124,936
Ashland Inc.                                                 2,742      124,788
Pactiv Corp./(1)/                                            6,221      124,544
Dana Corp.                                                   5,797      124,462
Rockwell International Corp.                                 6,197      124,312
Republic Services Inc. "A"/(1)/                              6,639      124,017
AvalonBay Communities Inc.                                   2,479      123,454
Brinker International Inc./(1)/                              3,794      122,964
Centex Corp.                                                 2,363      122,711
Mohawk Industries Inc./(1)/                                  2,040      122,584
Deluxe Corp.                                                 2,638      122,034
Rational Software Corp./(1)/                                 7,669      121,400
Conexant Systems Inc./(1)/                                  10,026      120,813
Ross Stores Inc.                                             3,154      119,316
Mercantile Bankshares Corp.                                  2,746      118,792
Hibernia Corp. "A"                                           6,216      118,726
Goodrich Co.                                                 3,747      118,555
Citizens Communications Co./(1)/                            11,027      118,540
D&B/(1)/                                                     2,962      118,510
CMS Energy Corp.                                             5,220      118,129
SEI Investment Co.                                           2,739      117,257
Diebold Inc.                                                 2,878      117,250
Cablevision Systems Corp./(1)/                               3,445      117,130
Liz Claiborne Inc.                                           4,130      117,127
Manpower Inc.                                                3,004      116,796
Intersil Corp. "A"/(1)/                                      4,108      116,462
CIENA Corp./(1)/                                            12,900      116,100
Wendy's International Inc.                                   3,319      116,099
Smurfit-Stone Container Corp./(1)/                           6,752      115,729
Amkor Technology Inc./(1)/                                   5,176      115,477
Prologis Trust                                               4,945      115,466
Commerce Bancshares Inc.                                     2,599      114,928
Watson Pharmaceuticals Inc./(1)/                             4,239      114,835
AmeriCredit Corp./(1)/                                       3,011      114,388
Kimco Realty Corp.                                           3,492      114,188
Nextel Communications Inc. "A"/(1)/                         21,203      114,072
Fairchild Semiconductor International Corp. "A"/(1)/         3,962      113,313
Sunoco Inc.                                                  2,826      113,068
International Rectifier Corp./(1)/                           2,483      112,753

146                                   2002 iShares Annual Report to Shareholders
iShares Russell 1000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Ceridian Corp./(1)/                            5,089  $    112,212
Beckman Coulter Inc.                           2,197       112,201
Bard (C.R.) Inc.                               1,900       112,195
Gemstar-TV Guide International Inc./(1)/       7,581       112,123
Park Place Entertainment Corp./(1)/           10,621       112,052
Vishay Intertechnology Inc./(1)/               5,502       111,911
Lear Corp./(1)/                                2,349       111,812
Cephalon Inc./(1)/                             1,773       111,699
Arrow Electronics Inc./(1)/                    3,967       110,957
Abercrombie & Fitch Co. "A"/(1)/               3,602       110,942
AdvancePCS/(1)/                                3,686       110,912
Smithfield Foods Inc./(1)/                     4,226       110,299
Varian Medical Systems Inc./(1)/               2,696       110,266
Expeditors International Washington
  Inc.                                         1,806       110,166
Northeast Utilities                            5,544       110,159
International Flavors & Fragrances
  Inc.                                         3,146       110,016
E*TRADE Group Inc./(1)/                       11,667       109,903
TMP Worldwide Inc./(1)/                        3,178       109,546
Boston Properties Inc.                         2,776       109,513
Hillenbrand Industries Inc.                    1,772       109,208
Tyson Foods Inc. "A"                           8,742       109,100
Mercury Interactive Corp./(1)/                 2,895       108,997
Human Genome Sciences Inc./(1)/                4,985       108,623
Hispanic Broadcasting Corp./(1)/               3,730       108,618
Lennar Corp.                                   2,054       108,369
Gallagher (Arthur J.) & Co.                    3,305       108,305
Certegy Inc./(1)/                              2,725       108,182
Wisconsin Energy Corp.                         4,310       107,233
Host Marriott Corp.                            8,970       107,192
Valley National Bancorp                        3,052       107,186
Allied Capital Corp.                           3,888       106,920
Sonoco Products Co.                            3,734       106,830
Amazon.com Inc./(1)/                           7,424       106,163
PMC-Sierra Inc./(1)/                           6,484       105,560
Bemis Co.                                      1,942       105,548
Dow Jones & Co. Inc.                           1,808       105,262
Westwood One Inc./(1)/                         2,736       104,926
Emulex Corp./(1)/                              3,181       104,750
Cooper Cameron Corp./(1)/                      2,047       104,622
Apogent Technologies Inc./(1)/                 4,236       104,544
General Growth Properties Inc.                 2,350       103,870
Navistar International Corp.                   2,337       103,529
Navistar International Corp.                   2,337       103,529
Temple-Inland Inc.                             1,815       102,947
Trigon Healthcare Inc./(1)/                    1,394       102,905
First Virginia Banks Inc.                      1,911       102,487
D.R. Horton Inc.                               2,717       102,431
Autodesk Inc.                                  2,187       102,111
Federated Investors Inc. "B"                   3,140       101,579
ICN Pharmaceuticals Inc.                       3,184       101,092
Nordstrom Inc.                                 4,123       101,014
Cypress Semiconductor Corp./(1)/               4,380       100,740
Symbol Technologies Inc.                       8,950       100,598
Bowater Inc.                                   2,019       100,546
L-3 Communications Holdings Inc./(1)/            897       100,464
Scripps (E.W.) Co.                             1,219       100,104
DENTSPLY International Inc.                    2,692        99,766
Astoria Financial Corp.                        3,428        99,583
Energy East Corp.                              4,571        99,419
Investment Technology Group Inc./(1)/          1,882        99,257
Commerce Bancorp Inc.                          2,208        99,139
Associated Banc-Corp                           2,606        99,106
iStar Financial Inc.                           3,419        98,809
Outback Steakhouse Inc./(1)/                   2,753        98,475
Neuberger Berman Inc.                          2,100        98,385
Health Net Inc./(1)/                           3,579        98,208
IVAX Corp./(1)/                                6,061        97,279
Triad Hospitals Inc./(1)/                      2,827        97,192
American Power Conversion Corp./(1)/           6,474        95,686
Alliant Energy Corp.                           3,162        95,556
ALLETE Inc.                                    3,280        95,415
Investors Financial Servicess Corp.            1,246        94,758
Tech Data Corp./(1)/                           2,060        94,533
MGM Mirage/(1)/                                2,609        94,524
Lamar Advertising Co./(1)/                     2,327        94,523
Polycom Inc./(1)/                              3,839        94,439
NSTAR                                          2,075        94,081
RF Micro Devices Inc./(1)/                     5,255        94,065
Brunswick Corp./(1)/                           3,443        94,063
Manor Care Inc./(1)/                           4,023        93,736
Harris Corp.                                   2,600        93,366
Eaton Vance Corp.                              2,336        93,323
Tidewater Inc.                                 2,203        93,297
Autoliv Inc.                                   3,848        93,276
Potomac Electric Power Co.                     3,992        93,213

Schedules of Investments                                                     147
iShares Russell 1000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Bausch & Lomb Inc.                             2,087  $     93,018
Allmerica Financial Corp.                      2,070        92,943
Liberty Property Trust                         2,876        92,751
Comverse Technology Inc./(1)/                  7,316        92,694
Viad Corp.                                     3,296        92,288
Whole Foods Market Inc./(1)/                   2,011        91,883
Agere Systems Inc./(1)/                       23,591        91,769
XTO Energy Inc.                                4,577        91,769
Valspar Corp. (The)                            1,937        91,155
UnionBanCal Corp.                              2,070        91,121
Cabot Corp.                                    2,470        91,019
Pall Corp.                                     4,430        90,771
Pioneer Natural Resources Co./(1)/             4,056        90,408
Palm Inc./(1)/                                22,599        90,170
Coach Inc./(1)/                                1,776        90,061
Humana Inc./(1)/                               6,624        89,623
Semtech Corp./(1)/                             2,449        89,389
CDW Computer Centers Inc./(1)/                 1,775        89,353
Applied Micro Circuits Corp./(1)/             11,156        89,248
Foot Locker Inc./(1)/                          5,492        88,861
Fidelity National Financial Inc.               3,361        88,630
KPMG Consulting Inc./(1)/                      4,383        88,537
ICOS Corp./(1)/                                1,924        88,485
Andrx Group/(1)/                               2,321        88,059
Storage Technology Corp./(1)/                  4,107        88,054
FirstMerit Corp.                               3,055        87,953
Readers Digest Association Inc.
  (The) "A"                                    3,923        87,914
Hasbro Inc.                                    5,551        87,817
Equitable Resources Inc.                       2,501        87,060
CH Robinson Worldwide Inc.                     2,591        87,058
Noble Affiliates Inc.                          2,213        86,440
Pulte Homes Inc.                               1,806        86,417
Gentex Corp./(1)/                              2,916        86,401
Conectiv                                       3,464        86,219
Golden State Bancorp Inc.                      2,879        85,478
Omnicare Inc.                                  3,301        85,463
MDU Resources Group Inc.                       2,753        85,343
Energizer Holdings Inc./(1)/                   3,592        85,310
Rowan Companies Inc./(1)/                      3,692        85,064
Waddell & Reed Financial Inc. "A"              2,783        84,826
Hospitality Properties Trust                   2,467        84,692
Visteon Corp.                                  5,114        84,637
Fastenal Co.                                   1,122        84,509
3Com Corp./(1)/                               13,818        84,428
Patterson Dental Co./(1)/                      1,929        84,355
Providian Financial Corp.                     11,160        84,258
PerkinElmer Inc.                               4,550        84,175
Millipore Corp.                                1,898        83,968
Washington Post Company (The) "B"                138        83,770
DaVita Inc./(1)/                               3,301        83,515
Health Care Property Investors Inc.            2,058        83,452
First Health Group Corp./(1)/                  3,451        83,273
Avaya Inc./(1)/                               11,276        83,217
Snap-On Inc.                                   2,442        83,150
Pride International Inc./(1)/                  5,224        83,062
Fulton Financial Corp.                         3,287        82,306
Nicor Inc.                                     1,798        81,899
Alberto-Culver Co. "B"                         1,507        81,378
Tektronix Inc./(1)/                            3,437        81,319
Williams-Sonoma Inc./(1)/                      1,761        80,988
Martin Marietta Materials Inc.                 1,912        80,725
Vertex Pharmaceuticals Inc./(1)/               2,895        80,655
Valassis Communications Inc./(1)/              2,087        80,621
National-Oilwell Inc./(1)/                     3,173        80,372
Hormel Foods Corp.                             2,906        79,479
City National Corp.                            1,510        79,441
Helmerich & Payne Inc.                         1,958        78,496
Patterson-UTI Energy Inc./(1)/                 2,626        78,097
MONY Group Inc. (The)                          1,924        77,576
Questar Corp.                                  3,003        77,207
Protective Life Corp.                          2,476        77,202
Amphenol Corp. "A"/(1)/                        1,645        76,986
Vitesse Semiconductor Corp./(1)/               7,853        76,959
Pacific Century Financial Corp.                2,937        76,538
National Fuel Gas Co.                          3,140        76,459
Quintiles Transnational Corp./(1)/             4,282        76,006
Constellation Brands Inc./(1)/                 1,382        75,955
Pentair Inc.                                   1,687        75,864
AMB Property Corp.                             2,755        75,762
Catellus Development Corp./(1)/                3,846        75,651
Borders Group Inc./(1)/                        3,163        75,627
OM Group Inc.                                  1,046        75,626
Wilmington Trust Corp.                         1,119        75,320
Celgene Corp./(1)/                             3,021        74,770
New Plan Excel Realty Trust                    3,722        74,626
Universal Health Services Inc. "B"/(1)/        1,804        74,415
Security Capital Group Inc. "B"/(1)/           2,915        74,245

148                                   2002 iShares Annual Report to Shareholders
iShares Russell 1000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                                   Shares         Value
-------------------------------------------------------------------------------
COMMON STOCKS (continued)
-------------------------------------------------------------------------------
Teleflex Inc.                                               1,354  $     74,023
Cullen/Frost Bankers Inc.                                   2,045        73,354
Enzon Inc./(1)/                                             1,649        73,034
OGE Energy Corp.                                            3,046        73,013
Unitrin Inc.                                                1,810        72,762
Webster Financial Corp.                                     1,934        72,390
Precision Castparts Corp.                                   2,044        72,378
Rouse Co. (The)                                             2,331        72,214
Herman Miller Inc.                                          3,026        71,958
Lubrizol Corp.                                              2,060        71,667
Roslyn Bancorp Inc.                                         3,445        71,312
Crescent Real Estate Equities Co.                           3,670        71,198
Sky Financial Group Inc.                                    3,193        71,076
Puget Energy Inc.                                           3,418        71,060
Invitrogen Corp./(1)/                                       2,069        71,008
Belo Corp.                                                  3,050        70,912
Mandalay Resort Group/(1)/                                  2,307        70,825
Iron Mountain Inc./(1)/                                     2,229        70,704
CarrAmerica Realty Corp.                                    2,235        70,201
Allied Waste Industries Inc./(1)/                           5,367        69,771
Continental Airlines Inc. "B"/(1)/                          2,463        69,752
Boise Cascade Corp.                                         1,920        69,581
Lyondell Chemical Co.                                       4,154        68,998
WebMD Corp./(1)/                                            8,903        68,375
Diamond Offshore Drilling Inc.                              2,182        68,209
Sybase Inc./(1)/                                            3,898        68,098
Vectren Corp.                                               2,639        67,796
Medicis Pharmaceutical Corp. "A"/(1)/                       1,217        67,544
Alkermes Inc./(1)/                                          2,585        67,365
Advent Software Inc./(1)/                                   1,138        67,324
Transatlantic Holdings Inc.                                   817        67,092
DeVry Inc./(1)/                                             2,222        66,949
Krispy Kreme Doughnuts Inc./(1)/                            1,633        66,708
Arden Realty Inc.                                           2,333        66,257
HON Industries Inc.                                         2,332        66,252
Pogo Producing Co.                                          2,086        66,126
Micrel Inc./(1)/                                            2,613        65,900
KEMET Corp./(1)/                                            3,335        64,599
Barr Laboratories Inc./(1)/                                   981        64,569
Cabot Microelectronics Corp./(1)/                             953        64,470
Meredith Corp.                                              1,515        64,403
Clayton Homes Inc.                                          3,819        63,968
Peregrine Systems Inc./(1)/                                 6,716        63,936
Cummins Inc.                                                1,353        63,902
Big Lots Inc.                                               4,527        63,604
CNF Inc.                                                    1,923        63,440
Reynolds & Reynolds Co. (The) "A"                           2,099        62,970
Hubbell Inc. "B"                                            1,913        62,938
United States Steel Corp.                                   3,465        62,890
Lattice Semiconductor Corp./(1)/                            3,545        62,144
Saks Inc./(1)/                                              4,714        61,989
Parametric Technology Corp./(1)/                           10,230        61,789
Advanced Fibre Communications Inc./(1)/                     3,216        61,715
Great Plains Energy Inc.                                    2,454        61,227
Six Flags Inc./(1)/                                         3,415        60,992
ImClone Systems Inc./(1)/                                   2,474        60,935
Service Corp. International/(1)/                           11,436        60,611
Mettler Toledo International Inc./(1)/                      1,336        60,467
Markel Corp./(1)/                                             297        60,442
Jacobs Engineering Group Inc./(1)/                            846        60,311
Polo Ralph Lauren Corp./(1)/                                2,060        60,111
Henry Schein Inc./(1)/                                      1,363        60,040
Old National Bancorp                                        2,450        59,976
IDACORP Inc.                                                1,478        59,859
Broadwing Inc./(1)/                                         8,562        59,848
Callaway Golf Co.                                           3,080        59,290
Barnes & Noble Inc./(1)/                                    1,911        59,222
Sepracor Inc./(1)/                                          3,046        59,092
Protein Design Labs Inc./(1)/                               3,438        58,893
Entercom Communications Corp./(1)/                          1,073        58,876
Varco International Inc./(1)/                               2,926        58,813
Washington Federal Inc.                                     2,452        58,701
Acxiom Corp./(1)/                                           3,423        58,670
SanDisk Corp./(1)/                                          2,682        58,199
HCC Insurance Holdings Inc.                                 2,064        57,689
Henry (Jack) & Associates Inc.                              2,597        57,601
Mack-Cali Realty Corp.                                      1,658        57,499
OSI Pharmaceuticals Inc./(1)/                               1,468        57,472
Abgenix Inc./(1)/                                           3,031        57,256
Radio One Inc. D/(1)/                                       2,764        56,938
Hercules Inc./(1)/                                          4,262        56,727
Hanover Compressor Co./(1)/                                 3,144        56,561
Applera Corp. - Celera Genomics Group/(1)/                  2,749        56,492
Coors (Adolf) Company "B"                                     837        56,472
Crane Co.                                                   2,054        56,156


Schedules of Investments                                                     149
iShares Russell 1000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                                   Shares         Value
-------------------------------------------------------------------------------
COMMON STOCKS (continued)
-------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc./(1)/                    3,182  $     56,067
Newfield Exploration Co./(1)/                               1,514        56,003
DoubleClick Inc./(1)/                                       4,643        55,670
i2 Technologies Inc./(1)/                                  10,969        55,503
Grant Prideco Inc./(1)/                                     4,012        54,884
Axcelis Technologies Inc./(1)/                              3,834        54,826
McClatchy Co. (The) "A"                                       900        53,433
Hudson City Bancorp Inc.                                    1,645        53,397
AK Steel Holding Corp.                                      3,733        53,382
LaBranche & Co. Inc./(1)/                                   1,712        53,158
Mentor Graphics Corp./(1)/                                  2,510        53,061
Lafarge North America Inc.                                  1,226        53,012
Reebok International Ltd./(1)/                              1,961        53,006
Pharmaceutical Product Development Inc./(1)/                1,513        52,728
Rite Aid Corp./(1)/                                        15,188        52,550
Payless ShoeSource Inc./(1)/                                  852        52,015
GATX Corp.                                                  1,635        51,993
CSG Systems International Inc./(1)/                         1,818        51,758
Harte-Hanks Inc.                                            1,630        51,573
Maxtor Corp./(1)/                                           7,389        51,354
Cirrus Logic Inc./(1)/                                      2,719        51,308
Catalina Marketing Corp./(1)/                               1,402        51,173
Winn-Dixie Stores Inc.                                      3,190        51,168
International Speedway Corp. "A"                            1,091        49,859
Retek Inc./(1)/                                             1,897        49,796
Crown Castle International Corp./(1)/                       7,527        49,753
Charter Communications Inc./(1)/                            4,405        49,732
Leucadia National Corp.                                     1,391        49,728
ResMed Inc./(1)/                                            1,235        49,561
Adelphia Communications Corp. "A"/(1)/                      3,285        48,946
Massey Energy Co.                                           2,896        48,942
Quantum Corp./(1)/                                          6,106        48,604
Steelcase Inc.                                              2,890        48,408
Allegheny Technologies Inc.                                 2,918        48,264
SkyWest Inc.                                                1,929        48,090
American Eagle Outfitters Inc./(1)/                         1,939        48,029
Ingram Micro Inc. "A"/(1)/                                  2,897        47,945
Neiman-Marcus Group Inc. "A"/(1)/                           1,386        47,748
American Financial Group Inc.                               1,659        47,646
PepsiAmericas Inc.                                          3,301        47,600
Monsanto Co.                                                1,502        47,448
Western Resources Inc.                                      2,761        47,351
Ethan Allen Interiors Inc.                                  1,233        46,928
National Instruments Corp./(1)/                             1,118        46,755
Medarex Inc./(1)/                                           2,874        46,355
Cerner Corp./(1)/                                             971        46,326
Mercury General Corp.                                         989        45,989
Cablevision Systems Corporation-Rainbow Media Group/(1)/    1,843        45,485
Shaw Group Inc. (The)/(1)/                                  1,631        44,853
Gateway Inc./(1)/                                           7,054        44,581
Affymetrix Inc./(1)/                                        1,513        43,847
Openwave Systems Inc./(1)/                                  6,860        43,630
Macrovision Corp./(1)/                                      1,628        43,386
AVX Corp.                                                   2,070        43,346
Level 3 Communications Inc./(1)/                           12,168        43,318
Manugistics Group Inc./(1)/                                 1,996        42,874
Trustmark Corp.                                             1,697        42,866
UTStarcom Inc./(1)/                                         1,633        42,834
Great Lakes Chemical Corp.                                  1,520        42,818
Cox Radio Inc. "A"/(1)/                                     1,489        42,288
United Rentals Inc./(1)/                                    1,527        41,962
Conseco Inc./(1)/                                          11,548        41,804
Orthodontic Centers of America Inc./(1)/                    1,507        41,608
Packaging Corp. of America/(1)/                             2,094        41,440
Extreme Networks Inc./(1)/                                  3,967        41,257
Extended Stay America Inc./(1)/                             2,369        41,221
Nationwide Financial Services Inc.                            955        40,874
Ariba Inc./(1)/                                             8,745        39,615
Cree Inc./(1)/                                              2,885        39,323
Tootsie Roll Industries Inc.                                  854        39,272
Community Health Systems Inc./(1)/                          1,776        39,267
FMC Corp./(1)/                                                933        39,111
FMC Technologies Inc./(1)/                                  1,942        38,704
American National Insurance Co.                               408        38,556
SICOR Inc./(1)/                                             2,230        38,088
Finisar Corp./(1)/                                          4,904        37,761
Total System Services Inc.                                  1,491        37,499
CheckFree Corp./(1)/                                        2,407        36,899
Black Hills Corp.                                           1,094        36,627
American Tower Corp./(1)/                                   6,724        36,377
Northwest Airlines Corp. "A"/(1)/                           1,876        35,775
Solutia Inc.                                                4,105        35,714
Talbots Inc. (The)                                            998        35,329
Internet Security Systems Inc./(1)/                         1,518        34,686
Reliant Resources Inc./(1)/                                 2,048        34,632


150                                   2002 iShares Annual Report to Shareholders
iShares Russell 1000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                                   Shares         Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
Exult Inc./(1)/                                             3,160  $     34,476
Timberland Co. "A"/(1)/                                       814        34,392
UAL Corp.                                                   2,095        34,232
CNA Financial Corp./(1)/                                    1,132        33,620
Wind River Systems Inc./(1)/                                2,456        33,377
Alleghany Corp./(1)/                                          177        33,277
Vignette Corp./(1)/                                         9,585        32,972
Enterasys Networks Inc./(1)/                                7,791        32,956
St. Joe Co. (The)                                           1,091        32,730
Forest Oil Corp./(1)/                                       1,104        32,700
Provident Financial Group Inc.                              1,134        32,659
Erie Indemnity Co. "A"                                        793        32,259
Ameritrade Holding Corp. "A"/(1)/                           4,958        32,177
Insight Communications Co. Inc./(1)/                        1,510        31,635
Myriad Genetics Inc./(1)/                                     938        31,432
Kmart Corp./(1)/                                           19,288        30,861
EarthLink Inc./(1)/                                         3,007        30,521
Arch Coal Inc.                                              1,410        30,146
Emmis Communications Corp./(1)/                             1,127        30,136
Primedia Inc./(1)/                                          9,503        30,125
Ticketmaster "B"/(1)/                                         997        29,491
TIBCO Software Inc./(1)/                                    2,458        28,906
Blockbuster Inc.                                            1,226        28,774
Riverstone Networks Inc./(1)/                               4,749        28,494
Expedia Inc. "A"/(1)/                                         402        28,076
WorldCom Inc. - MCI Group                                   4,633        27,381
Metris Companies Inc.                                       1,355        27,100
CuraGen Corp./(1)/                                          1,624        26,081
Micromuse Inc./(1)/                                         2,954        25,877
PanAmSat Corp./(1)/                                         1,120        25,592
Metro-Goldwyn-Mayer Inc./(1)/                               1,539        25,578
RealNetworks Inc./(1)/                                      3,503        24,591
ONI Systems Inc./(1)/                                       3,983        24,575
Knight Trading Group Inc./(1)/                              3,438        24,547
Pixar Inc./(1)/                                               667        24,546
CNET Networks Inc./(1)/                                     4,468        24,485
BlackRock Inc./(1)/                                           548        24,441
People's Bank                                                 967        23,837
Foundry Networks Inc./(1)/                                  3,307        23,777
United States Cellular Corp./(1)/                             578        23,698
NRG Energy Inc./(1)/                                        1,964        23,686
Global Industries Ltd./(1)/                                 2,482        23,157
Viasys Healthcare Inc./(1)/                                 1,014        22,805
Entravision Communications Corp./(1)/                       1,521        22,511
John Nuveen Co. "A"                                           406        22,391
21st Century Insurance Group                                1,234        22,323
West Corp./(1)/                                               705        22,306
Reinsurance Group of America Inc.                             689        21,573
Consol Energy Inc.                                            818        21,472
Priority Healthcare Corp. "B"/(1)/                            818        21,276
Sycamore Networks Inc./(1)/                                 5,338        21,085
Tekelec/(1)/                                                1,805        20,685
Western Wireless Corp. "A"/(1)/                             2,357        20,600
Hollinger International Inc.                                1,523        19,967
Mykrolis Corp./(1)/                                         1,287        19,678
Quest Software Inc./(1)/                                    1,285        19,416
Informatica Corp./(1)/                                      2,611        18,904
Power-One Inc./(1)/                                         2,307        18,871
RSA Security Inc./(1)/                                      2,088        18,792
Inhale Therapeutic Systems Inc./(1)/                        1,746        18,420
Oakley Inc./(1)/                                              989        17,703
Redback Networks Inc./(1)/                                  5,110        17,374
Mediacom Communications Corp./(1)/                          1,239        17,358
Interwoven Inc./(1)/                                        3,441        17,205
U.S. Airways Group Inc./(1)/                                2,626        16,938
Peabody Energy Corp.                                          585        16,936
Hotel Reservations Network Inc. "A"/(1)/                      287        16,913
Hearst-Argyle Television Inc./(1)/                            674        16,668
Quanta Services Inc./(1)/                                     960        16,598
University of Phoenix Online/(1)/                             379        15,857
Wesco Financial Corp.                                          50        15,630
Sonus Networks Inc./(1)/                                    5,934        15,547
CMGI Inc./(1)/                                             11,343        15,313
BroadVision Inc./(1)/                                       8,457        14,631
Transmeta Corp./(1)/                                        3,679        14,275
Triton PCS Holdings Inc. "A"/(1)/                           1,375        14,011
Columbia Sportswear Co./(1)/                                  417        13,990
Time Warner Telecom Inc. "A"/(1)/                           2,234        13,583
Weis Markets Inc.                                             426        12,929
Corvis Corp./(1)/                                          10,021        12,516
Imagistics International Inc./(1)/                            786        12,497
Acterna Corp./(1)/                                          7,717        11,575
Travelocity.com Inc./(1)/                                     396        11,076
Nextel Partners Inc. "A"/(1)/                               1,783        10,734
Allegiance Telecom Inc./(1)/                                3,264         9,792
McDATA Corp. "A"/(1)/                                         787         9,342
Instinet Group Inc./(1)/                                    1,262         8,216
Capstone Turbine Corp./(1)/                                 2,470         8,052

Schedules of Investments                                                     151
iShares Russell 1000 Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                                   Shares         Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
StorageNetworks Inc./(1)/                                   2,233  $      7,793
Plug Power Inc./(1)/                                          489         5,071
Homestore.com Inc./(1)/                                     1,600         4,320
McLeodUSA Inc. "A"/(1)/                                    21,438         3,859
Infonet Services Corp. "B" ADR/(1)/                         1,679         3,711
Global Power Equipment Group Inc./(1)/                        282         3,517
Valhi Inc.                                                    275         3,094
Inrange Technologies Corp./(1)/                               327         2,642
Metromedia Fiber Network Inc. "A"/(1)/                     20,443         2,044
NTL Inc./(1)/                                               6,446           967
Tellium Inc./(1)/                                             265           612
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $461,812,697)                                                418,943,320
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 2.48%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                                  6,094,983  $  6,094,983
Dreyfus Money Market Fund                               1,828,854     1,828,854
Goldman Sachs Financial Square Prime
  Obligation Fund                                         570,223       570,223
Providian Temp Cash Money Market Fund                   1,902,009     1,902,009
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $10,396,069)                                                  10,396,069
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 102.33%
(Cost $472,208,766)                                                 429,339,389
-------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (2.33%)                            (9,768,256)
-------------------------------------------------------------------------------

NET ASSETS -- 100.00%                                              $419,571,133
===============================================================================
/(1)/  Non-income earning securities.


See notes to financial statements.

152                                   2002 iShares Annual Report to Shareholders
iShares Russell 1000 Growth Index Fund
Schedule of Investments
March 31, 2002


Security                                                 Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS - 99.92%
--------------------------------------------------------------------------------
General Electric Co.                                     925,489    $ 34,659,563
Microsoft Corp./(1)/                                     409,602      24,703,097
Pfizer Inc.                                              583,758      23,198,543
Intel Corp.                                              624,461      18,989,859
Wal-Mart Stores Inc.                                     257,810      15,801,175
Johnson & Johnson                                        219,458      14,253,797
Cisco Systems Inc./(1)/                                  682,164      11,549,037
International Business Machines Corp.                    110,582      11,500,528
American International Group Inc.                        148,209      10,691,797
Home Depot Inc.                                          218,308      10,611,952
AOL Time Warner Inc./(1)/                                397,651       9,404,446
Coca-Cola Co. (The)                                      156,800       8,194,368
Wyeth                                                    123,296       8,094,382
Merck & Co. Inc.                                         130,931       7,539,007
Amgen Inc./(1)/                                           97,551       5,821,844
PepsiCo Inc.                                             110,728       5,702,492
Lilly (Eli) and Co.                                       73,761       5,620,588
Dell Computer Corp./(1)/                                 210,376       5,492,917
Pharmacia Corp.                                          120,609       5,437,054
Texas Instruments Inc.                                   161,474       5,344,789
Bristol-Myers Squibb Co.                                 127,515       5,163,082
Medtronic Inc.                                           113,061       5,111,488
Oracle Corp./(1)/                                        383,286       4,906,061
Abbott Laboratories                                       87,149       4,584,037
Philip Morris Companies Inc.                              84,045       4,426,650
Schering-Plough Corp.                                    136,522       4,273,139
Applied Materials Inc./(1)/                               76,433       4,148,019
Walgreen Co.                                              95,252       3,732,926
Automatic Data Processing Inc.                            57,769       3,366,200
Lowe's Companies Inc.                                     72,230       3,141,283
Baxter International Inc.                                 52,279       3,111,646
First Data Corp.                                          35,543       3,101,127
Freddie Mac                                               48,835       3,094,674
Cardinal Health Inc.                                      41,845       2,966,392
QUALCOMM Inc./(1)/                                        71,555       2,693,330
Viacom Inc. "B"/(1)/                                      55,555       2,687,195
Sun Microsystems Inc./(1)/                               302,403       2,667,194
SBC Communications Inc.                                   69,403       2,598,448
MBNA Corp.                                                66,735       2,573,969
EMC Corp./(1)/                                           206,681       2,463,638
Citigroup Inc.                                            49,445       2,448,516
Fifth Third Bancorp                                       36,123       2,437,580
Electronic Data Systems Corp.                             40,306       2,337,345
Colgate-Palmolive Co.                                     38,761       2,215,191
Procter & Gamble Co.                                      23,445       2,112,160
Target Corp.                                              46,628       2,010,599
Safeway Inc./(1)/                                         42,922       1,932,348
Kohls Corp./(1)/                                          26,676       1,897,997
Anheuser-Busch Companies Inc.                             35,584       1,857,485
AT&T Wireless Services Inc./(1)/                         203,532       1,821,611
Boeing Co. (The)                                          36,080       1,740,860
UnitedHealth Group Inc.                                   22,681       1,733,282
Gillette Co. (The)                                        49,998       1,700,432
Kroger Co./(1)/                                           74,683       1,654,975
Veritas Software Corp./(1)/                               37,402       1,639,330
Omnicom Group Inc.                                        17,320       1,635,008
Maxim Integrated Products Inc./(1)/                       28,456       1,585,284
Concord EFS Inc./(1)/                                     47,428       1,576,981
Harley-Davidson Inc.                                      28,245       1,557,147
Marsh & McLennan Companies Inc.                           13,505       1,522,554
Analog Devices Inc./(1)/                                  32,262       1,453,080
USA Education Inc.                                        14,620       1,429,836
3M Co.                                                    12,047       1,385,525
Forest Laboratories Inc. "A"/(1)/                         16,645       1,359,897
Sysco Corp.                                               45,299       1,350,816
Schwab (Charles) Corp. (The)                             100,469       1,315,139
Anadarko Petroleum Corp.                                  23,179       1,308,223
Linear Technology Corp.                                   29,565       1,307,364
Capital One Financial Corp.                               20,470       1,307,009
Guidant Corp./(1)/                                        28,485       1,233,970
Best Buy Co. Inc./(1)/                                    15,528       1,229,818
Baker Hughes Inc.                                         31,316       1,197,837
Paychex Inc.                                              29,769       1,181,829
Xilinx Inc./(1)/                                          29,606       1,180,095
KLA-Tencor Corp./(1)/                                     17,419       1,158,364
United Technologies Corp.                                 15,477       1,148,393
Siebel Systems Inc./(1)/                                  35,025       1,142,165
Bank of New York Co. Inc. (The)                           26,873       1,129,203
CVS Corp.                                                 32,108       1,102,268
Interpublic Group of Companies Inc.                       31,643       1,084,722
Fannie Mae                                                13,376       1,068,475
Genentech Inc./(1)/                                       20,511       1,034,780
United Parcel Service Inc.                                16,745       1,018,096
TJX Companies Inc.                                        25,443       1,017,974
Clear Channel Communications Inc./(1)/                    19,382         996,429
Bed Bath & Beyond Inc./(1)/                               27,072         913,680
MedImmune Inc./(1)/                                       23,069         907,304
Immunex Corp./(1)/                                        29,888         904,411

Schedules of Investments                                                     153
iShares Russell 1000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                                  Shares           Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
PeopleSoft Inc./(1)/                                      24,758    $    904,410
Adobe Systems Inc.                                        22,080         889,603
SunGard Data Systems Inc./(1)/                            26,078         859,792
Cendant Corp./(1)/                                        44,665         857,568
Gap Inc. (The)                                            56,983         857,024
Starbucks Corp./(1)/                                      35,555         822,387
Fiserv Inc./(1)/                                          17,704         814,207
Genzyme Corp. - General Division/(1)/                     18,638         813,921
Allergan Inc.                                             12,518         809,289
Micron Technology Inc./(1)/                               24,394         802,563
General Motors Corp. "H"/(1)/                             47,993         789,485
eBay Inc./(1)/                                            13,370         757,277
Stryker Corp./(1)/                                        12,548         757,021
State Street Corp.                                        13,511         748,239
Household International Inc.                              13,115         744,932
Altera Corp./(1)/                                         33,781         738,790
Electronic Arts Inc./(1)/                                 11,834         719,507
Comcast Corp. "A"/(1)/                                    21,793         693,017
Novellus Systems Inc./(1)/                                12,788         692,342
AFLAC Inc.                                                23,418         690,831
Lexmark International Inc. "A"/(1)/                       12,068         690,048
Halliburton Co.                                           40,374         689,184
Biomet Inc.                                               25,143         680,370
Biogen Inc./(1)/                                          13,854         679,677
IDEC Pharmaceuticals Corp./(1)/                           10,457         672,385
Dynegy Inc. "A"                                           23,130         670,770
Teradyne Inc./(1)/                                        16,883         665,697
Staples Inc./(1)/                                         32,814         655,296
Univision Communications Inc./(1)/                        15,602         655,284
Broadcom Corp. "A"/(1)/                                   18,088         649,359
Sara Lee Corp.                                            31,189         647,484
Gilead Sciences Inc./(1)/                                 17,990         647,460
Sprint Corp. (PCS Group)/(1)/                             60,473         622,267
King Pharmaceuticals Inc./(1)/                            17,620         616,876
IMS Health Inc.                                           27,287         612,593
Yahoo! Inc./(1)/                                          32,531         600,848
VeriSign Inc./(1)/                                        21,813         588,951
Sabre Holdings Corp./(1)/                                 12,495         583,641
Millennium Pharmaceuticals Inc./(1)/                      25,743         574,336
St. Jude Medical Inc./(1)/                                 7,404         571,219
EchoStar Communications Corp./(1)/                        19,951         565,012
Danaher Corp.                                              7,898         560,916
Network Appliance Inc./(1)/                               27,217         554,682
Northern Trust Corp.                                       9,225         554,515
Brocade Communications Systems Inc./(1)/                  20,366         549,882
Quest Diagnostics Inc./(1)/                                6,578         544,987
Synovus Financial Corp.                                   17,834         543,580
Symantec Corp./(1)/                                       13,152         541,994
Cintas Corp.                                              10,771         537,042
Cadence Design Systems Inc./(1)/                          23,166         523,783
Agilent Technologies Inc./(1)/                            14,890         520,554
Microchip Technology Inc./(1)/                            12,408         519,027
Moody's Corp.                                             12,620         518,682
BJ Services Co./(1)/                                      14,705         506,881
Heinz (H.J.) Co.                                          12,118         502,897
Ecolab Inc.                                               10,969         501,503
RadioShack Corp.                                          16,665         500,617
Kimberly-Clark Corp.                                       7,725         499,421
El Paso Corp.                                             11,315         498,199
Nabors Industries Inc./(1)/                               11,605         490,311
Tiffany & Co.                                             13,615         484,013
Affiliated Computer Services
  Inc. "A"/(1)/                                            8,578         481,483
International Game Technology/(1)/                         7,699         479,802
Convergys Corp./(1)/                                      16,057         474,805
Family Dollar Stores Inc.                                 13,976         468,336
Qwest Communications International Inc.                   56,502         464,446
Sanmina-SCI Corp./(1)/                                    38,720         454,960
McGraw-Hill Companies Inc. (The)                           6,561         447,788
Applera Corp. - Applied Biosystems Group                  19,797         442,463
Noble Drilling Corp./(1)/                                 10,569         437,451
Intuit Inc./(1)/                                          11,317         434,120
Apollo Group Inc. "A"/(1)/                                 8,072         432,256
Solectron Corp./(1)/                                      55,228         430,778
QLogic Corp./(1)/                                          8,625         427,110
NVIDIA Corp./(1)/                                          9,628         427,098
Laboratory Corp. of America Holdings/(1)/                  4,449         426,481
Robert Half International Inc./(1)/                       14,409         425,354
Express Scripts Inc. "A"/(1)/                              7,276         419,025
Newmont Mining Corp.                                      14,974         414,630
Caremark Rx Inc./(1)/                                     21,075         410,962
Dollar General Corp.                                      25,025         407,407
Equifax Inc.                                              13,529         404,517
Tellabs Inc./(1)/                                         38,224         400,205
Zimmer Holdings Inc./(1)/                                 11,626         395,865


154                                   2002 iShares Annual Report to Shareholders
iShares Russell 1000 Growth Index Fund
Schedule Of Investments (continued)
March 31, 2002


Security                                                  Shares           Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                    5,781    $    394,842
American Express Co.                                       9,614         393,789
BEA Systems Inc./(1)/                                     28,696         393,422
Pepsi Bottling Group Inc.                                 14,650         378,996
Chiron Corp./(1)/                                          8,154         374,187
American Standard Companies Inc./(1)/                      5,198         367,758
BISYS Group Inc. (The)/(1)/                               10,396         366,459
Calpine Corp./(1)/                                        28,453         361,353
AES Corp. (The)/(1)/                                      39,910         359,190
Weatherford International Inc./(1)/                        7,395         352,224
Mirant Corp./(1)/                                         24,089         348,086
Sealed Air Corp./(1)/                                      7,392         348,015
Lam Research Corp./(1)/                                   11,746         344,393
Oxford Health Plans Inc./(1)/                              8,222         343,597
Waters Corp./(1)/                                         12,212         341,570
Scientific-Atlanta Inc.                                   14,602         337,306
ChoicePoint Inc./(1)/                                      5,845         336,672
Block (H & R) Inc.                                         7,562         336,131
Jabil Circuit Inc./(1)/                                   14,285         336,126
Advanced Micro Devices Inc./(1)/                          22,772         334,976
Wrigley (William Jr.) Co.                                  6,085         324,391
Morgan Stanley Dean Witter & Co.                           5,613         321,681
Smith International Inc./(1)/                              4,661         315,783
Burlington Resources Inc.                                  7,824         313,664
Synopsys Inc./(1)/                                         5,673         312,923
Kellogg Co.                                                9,128         306,427
Integrated Device Technology Inc./(1)/                     9,193         305,575
BJ's Wholesale Club Inc./(1)/                              6,804         304,139
Citrix Systems Inc./(1)/                                  17,524         302,815
Cytyc Corp./(1)/                                          11,171         300,723
HCA Inc.                                                   6,807         300,053
Dollar Tree Stores Inc./(1)/                               9,098         298,505
Juniper Networks Inc./(1)/                                23,514         296,747
ENSCO International Inc.                                   9,807         295,583
JDS Uniphase Corp./(1)/                                   49,511         291,620
Corning Inc.                                              37,911         288,882
DST Systems Inc./(1)/                                      5,793         288,491
EOG Resources Inc.                                         7,075         286,962
Rational Software Corp./(1)/                              18,085         286,286
Estee Lauder Companies Inc. "A"                            8,216         280,659
SEI Investment Co.                                         6,468         276,895
Murphy Oil Corp.                                           2,877         276,192
CIENA Corp./(1)/                                          30,570         275,130
Alcoa Inc.                                                 7,270         274,370
Intersil Corp. "A"/(1)/                                    9,621         272,755
BMC Software Inc./(1)/                                    13,981         271,930
Nextel Communications Inc. "A"/(1)/                       50,329         270,770
UST Inc.                                                   6,955         270,758
International Rectifier Corp./(1)/                         5,941         269,781
Honeywell International Inc.                               7,038         269,344
Watson Pharmaceuticals Inc./(1)/                           9,886         267,812
AmeriCredit Corp./(1)/                                     7,017         266,576
Fairchild Semiconductor International
  Corp. "A"/(1)/                                           9,294         265,808
Expeditors International Washington Inc.                   4,354         265,594
Abercrombie & Fitch Co. "A"/(1)/                           8,598         264,818
Jones Apparel Group Inc./(1)/                              7,545         263,698
TMP Worldwide Inc./(1)/                                    7,575         261,110
Gallagher (Arthur J.) & Co.                                7,932         259,932
Human Genome Sciences Inc./(1)/                           11,897         259,236
AdvancePCS/(1)/                                            8,606         258,955
Varian Medical Systems Inc./(1)/                           6,274         256,607
Mercury Interactive Corp./(1)/                             6,792         255,719
Amazon.com Inc./(1)/                                      17,605         251,751
PMC-Sierra Inc./(1)/                                      15,452         251,559
Emulex Corp./(1)/                                          7,618         250,861
Cooper Cameron Corp./(1)/                                  4,829         246,810
Campbell Soup Co.                                          9,186         246,185
Avery Dennison Corp.                                       4,033         246,134
Cephalon Inc./(1)/                                         3,882         244,566
Investment Technology Group Inc./(1)/                      4,558         240,389
Symbol Technologies Inc.                                  21,237         238,704
Federated Investors Inc. "B"                               7,296         236,026
Lincare Holdings Inc./(1)/                                 8,702         235,998
L-3 Communications Holdings Inc./(1)/                      2,095         234,640
Certegy Inc./(1)/                                          5,905         234,429
IVAX Corp./(1)/                                           14,423         231,489
Telephone & Data Systems Inc.                              2,609         230,244
AutoZone Inc./(1)/                                         3,324         228,857
Investors Financial Services Corp.                         2,966         225,564
Knight Ridder Inc.                                         3,253         223,449
RF Micro Devices Inc./(1)/                                12,375         221,513
Comverse Technology Inc./(1)/                             17,398         220,433
XTO Energy Inc.                                           10,938         219,307
Eaton Vance Corp.                                          5,427         216,809
Eaton Corp.                                                2,660         215,407
Whole Foods Market Inc./(1)/                               4,714         215,383


Schedules of Investments                                                     155
iShares Russell 1000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                                  Shares           Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Semtech Corp./(1)/                                         5,859    $    213,854
ICOS Corp./(1)/                                            4,615         212,244
Applied Micro Circuits Corp./(1)/                         26,452         211,616
Compuware Corp./(1)/                                      16,232         209,555
Maytag Corp.                                               4,714         208,595
Andrx Group/(1)/                                           5,468         207,456
Gentex Corp./(1)/                                          6,986         206,995
Coach Inc./(1)/                                            4,065         206,136
CH Robinson Worldwide Inc.                                 6,089         204,590
Health Management Associates
  Inc. "A"/(1)/                                            9,869         204,584
CDW Computer Centers Inc./(1)/                             4,062         204,481
Fastenal Co.                                               2,711         204,193
Amkor Technology Inc./(1)/                                 9,113         203,311
Waddell & Reed Financial Inc. "A"                          6,665         203,149
LSI Logic Corp./(1)/                                      11,834         201,178
Beckman Coulter Inc.                                       3,924         200,399
PerkinElmer Inc.                                          10,804         199,874
Patterson Dental Co./(1)/                                  4,566         199,671
Providian Financial Corp.                                 26,314         198,671
First Health Group Corp./(1)/                              8,213         198,180
Polycom Inc./(1)/                                          8,035         197,661
Avaya Inc./(1)/                                           26,737         197,319
Millipore Corp.                                            4,449         196,824
Apache Corp.                                               3,435         195,383
National Semiconductor Corp./(1)/                          5,755         193,886
Vertex Pharmaceuticals Inc./(1)/                           6,876         191,565
Atmel Corp./(1)/                                          18,881         191,453
Motorola Inc.                                             13,473         191,317
National-Oilwell Inc./(1)/                                 7,539         190,963
Williams-Sonoma Inc./(1)/                                  4,112         189,111
Network Associates Inc./(1)/                               7,737         187,235
USA Networks Inc./(1)/                                     5,886         186,998
Amphenol Corp. "A"/(1)/                                    3,991         186,779
Ocean Energy Inc.                                          9,429         186,600
Patterson-UTI Energy Inc./(1)/                             6,256         186,053
WellPoint Health Networks Inc./(1)/                        2,840         180,823
Costco Wholesale Corp./(1)/                                4,498         179,110
Enzon Inc./(1)/                                            4,020         178,046
Agere Systems Inc./(1)/                                   45,106         175,462
Celgene Corp./(1)/                                         7,026         173,894
Vitesse Semiconductor Corp./(1)/                          17,370         170,226
Invitrogen Corp./(1)/                                      4,913         168,614
Herman Miller Inc.                                         7,053         167,720
Advent Software Inc./(1)/                                  2,782         164,583
Rowan Companies Inc./(1)/                                  7,061         162,685
DENTSPLY International Inc.                                4,343         160,952
DeVry Inc./(1)/                                            5,308         159,930
Krispy Kreme Doughnuts Inc./(1)/                           3,846         157,109
Alkermes Inc./(1)/                                         6,019         156,855
Micrel Inc./(1)/                                           6,204         156,465
Cabot Microelectronics Corp./(1)/                          2,258         152,754
Peregrine Systems Inc./(1)/                               15,759         150,026
Palm Inc./(1)/                                            37,388         149,178
Barr Laboratories Inc./(1)/                                2,263         148,951
Parametric Technology Corp./(1)/                          24,503         147,998
Cypress Semiconductor Corp./(1)/                           6,401         147,223
Lattice Semiconductor Corp./(1)/                           8,352         146,411
Neuberger Berman Inc.                                      3,123         146,313
Tenet Healthcare Corp./(1)/                                2,183         146,305
Hispanic Broadcasting Corp./(1)/                           4,905         142,834
ImClone Systems Inc./(1)/                                  5,785         142,485
Limited Inc. (The)                                         7,955         142,395
Mettler Toledo International Inc./(1)/                     3,126         141,483
Sybase Inc./(1)                                            8,095         141,420
Plum Creek Timber Co. Inc.                                 4,732         140,588
Protein Design Labs Inc./(1)/                              8,180         140,123
DaVita Inc./(1)/                                           5,538         140,111
Mylan Laboratories Inc.                                    4,736         139,523
Citizens Communications Co./(1)/                          12,777         137,353
Abgenix Inc./(1)/                                          7,203         136,065
McKesson Corp.                                             3,635         136,058
KPMG Consulting Inc./(1)/                                  6,643         134,189
Freeport-McMoRan Copper & Gold Inc./(1)/                   7,591         133,753
Henry (Jack) & Associates Inc.                             6,006         133,213
Hanover Compressor Co./(1)/                                7,334         131,939
OSI Pharmaceuticals Inc./(1)/                              3,364         131,701
i2 Technologies Inc./(1)/                                 25,886         130,983
Axcelis Technologies Inc./(1)/                             9,047         129,372
Molex Inc.                                                 3,699         128,244
Sepracor Inc./(1)/                                         6,572         127,497
Mentor Graphics Corp./(1)/                                 6,014         127,136
LaBranche & Co. Inc./(1)/                                  4,073         126,467
Marriott International Inc. "A"                            2,807         126,175
ICN Pharmaceuticals Inc.                                   3,956         125,603
Pharmaceutical Product Development
  Inc./(1)/                                                3,578         124,693

156                                   2002 iShares Annual Report to Shareholders
iShares Russell 1000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                                  Shares           Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
CSG Systems International Inc./(1)/                        4,365    $    124,272
Kinder Morgan Inc.                                         2,565         124,223
Boston Scientific Corp./(1)/                               4,928         123,644
Catalina Marketing Corp./(1)/                              3,373         123,114
Conexant Systems Inc./(1)/                                10,203         122,946
DoubleClick Inc./(1)/                                     10,181         122,070
ResMed Inc./(1)/                                           3,021         121,233
Devon Energy Corp.                                         2,503         120,820
Newfield Exploration Co./(1)/                              3,254         120,365
Allied Capital Corp.                                       4,312         118,580
Gemstar-TV Guide International Inc./(1)/                   8,004         118,379
Dow Jones & Co. Inc.                                       2,031         118,245
E*TRADE Group Inc./(1)/                                   12,329         116,139
Retek Inc./(1)/                                            4,423         116,104
Medicis Pharmaceutical Corp. "A"/(1)/                      2,083         115,607
American Eagle Outfitters Inc./(1)/                        4,635         114,809
National Instruments Corp./(1)/                            2,695         112,705
Pride International Inc./(1)/                              7,000         111,300
BB&T Corp.                                                 2,897         110,405
Tidewater Inc.                                             2,594         109,856
Medarex Inc./(1)/                                          6,791         109,532
SPX Corp./(1)/                                               766         108,450
Williams Companies Inc.                                    4,584         107,999
Archstone-Smith Trust                                      4,030         107,964
Shaw Group Inc. (The)/(1)/                                 3,819         105,023
Iron Mountain Inc./(1)/                                    3,277         103,946
Affymetrix Inc./(1)/                                       3,576         103,632
Pitney Bowes Inc.                                          2,415         103,362
Hershey Foods Corp.                                        1,507         103,290
Macrovision Corp./(1)/                                     3,825         101,936
Manugistics Group Inc./(1)/                                4,704         101,042
McCormick & Co. Inc.                                       1,964         100,419
Varco International Inc./(1)/                              4,970          99,897
Coca-Cola Enterprises Inc.                                 5,318          99,872
Cerner Corp./(1)/                                          2,067          98,617
Cox Radio Inc. "A"/(1)/                                    3,471          98,576
Orthodontic Centers of America Inc./(1)/                   3,555          98,154
Universal Health Services Inc. "B"/(1)/                    2,378          98,093
Extreme Networks Inc./(1)/                                 9,424          98,010
Diamond Offshore Drilling Inc.                             3,129          97,813
ADC Telecommunications Inc./(1)/                          23,568          95,922
Community Health Systems Inc./(1)/                         4,201          92,884
Cirrus Logic Inc./(1)/                                     4,865          91,803
Cree Inc./(1)/                                             6,701          91,335
Finisar Corp./(1)/                                        11,604          89,351
SICOR Inc./(1)/                                            5,220          89,158
SkyWest Inc.                                               3,572          89,050
Total System Services Inc.                                 3,476          87,421
Quintiles Transnational Corp./(1)/                         4,910          87,153
CheckFree Corp./(1)/                                       5,617          86,109
Storage Technology Corp./(1)/                              3,974          85,203
Apogent Technologies Inc./(1)/                             3,444          84,998
Exult Inc./(1)/                                            7,567          82,556
Internet Security Systems Inc./(1)/                        3,540          80,889
Black & Decker Corp.                                       1,737          80,840
Timberland Co. "A"/(1)/                                    1,912          80,782
Mohawk Industries Inc./(1)/                                1,341          80,581
Talbots Inc. (The)                                         2,262          80,075
Wind River Systems Inc./(1)/                               5,892          80,072
SanDisk Corp./(1)/                                         3,610          78,337
Ameritrade Holding Corp. "A"/(1)/                         11,733          76,147
Rite Aid Corp./(1)/                                       21,659          74,940
Myriad Genetics Inc./(1)/                                  2,166          72,583
WebMD Corp./(1)/                                           9,412          72,284
Northrop Grumman Corp.                                       637          72,013
Primedia Inc./(1)/                                        22,589          71,607
3Com Corp./(1)/                                           11,692          71,438
Advanced Fibre Communications Inc./(1)/                    3,709          71,176
Tootsie Roll Industries Inc.                               1,539          70,789
FMC Technologies Inc./(1)/                                 3,532          70,393
Rockwell Collins Inc.                                      2,790          70,364
Allied Waste Industries Inc./(1)/                          5,344          69,472
Metris Companies Inc.                                      3,148          62,960
CuraGen Corp./(1)/                                         3,781          60,723
TIBCO Software Inc./(1)/                                   5,122          60,235
Micromuse Inc./(1)/                                        6,834          59,866
Brinker International Inc./(1)/                            1,813          58,759
BlackRock Inc./(1)/                                        1,306          58,248
Triad Hospitals Inc./(1)/                                  1,692          58,171
Dover Corp.                                                1,412          57,892
RealNetworks Inc./(1)/                                     8,218          57,690
Foundry Networks Inc./(1)/                                 7,914          56,902
Pixar Inc./(1)/                                            1,541          56,709
Expedia Inc. "A"/(1)/                                        799          55,802
Pogo Producing Co.                                         1,746          55,348
West Corp./(1)/                                            1,721          54,452
Commerce Bancorp Inc.                                      1,188          53,341


Schedules of Investments                                                     157
iShares Russell 1000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                                  Shares           Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Crown Castle International Corp./(1)/                      7,989    $     52,807
Fox Entertainment Group Inc. "A"/(1)/                      2,203          52,101
NCR Corp./(1)/                                             1,136          50,836
Darden Restaurants Inc.                                    1,248          50,656
Consol Energy Inc.                                         1,910          50,138
Priority Healthcare Corp. "B"/(1)/                         1,927          50,121
Tekelec/(1)/                                               4,315          49,450
Callaway Golf Co.                                          2,562          49,318
Western Wireless Corp. "A"/(1)/                            5,635          49,250
NRG Energy Inc./(1)/                                       3,962          47,782
Quest Software Inc./(1)/                                   3,065          46,312
Mykrolis Corp./(1)/                                        3,014          46,084
Level 3 Communications Inc./(1)/                          12,851          45,750
Openwave Systems Inc./(1)/                                 7,184          45,690
Vulcan Materials Co.                                         961          45,686
Power-One Inc./(1)/                                        5,460          44,663
Informatica Corp./(1)/                                     6,114          44,265
Inhale Therapeutic Systems Inc./(1)/                       4,146          43,740
Riverstone Networks Inc./(1)/                              7,238          43,428
Kerr-McGee Corp.                                             685          43,052
Oakley Inc./(1)/                                           2,378          42,566
Hotel Reservations Network Inc. "A"/(1)/                     719          42,371
Forest Oil Corp./(1)/                                      1,427          42,268
Ariba Inc./(1)/                                            9,261          41,952
Tech Data Corp./(1)/                                         902          41,393
Northwest Airlines Corp. "A"/(1)/                          2,164          41,267
Interwoven Inc./(1)/                                       8,244          41,220
Redback Networks Inc./(1)/                                12,084          41,086
Harris Corp.                                               1,089          39,106
American Tower Corp./(1)/                                  7,171          38,795
WorldCom Inc. - MCI Group                                  6,488          38,344
Solutia Inc.                                               4,339          37,749
Sonus Networks Inc./(1)/                                  14,397          37,720
Harrah's Entertainment Inc./(1)/                             851          37,665
ONI Systems Inc./(1)/                                      5,982          36,909
Knight Trading Group Inc./(1)/                             5,142          36,714
Vishay Intertechnology Inc./(1)/                           1,768          35,961
Vignette Corp./(1)/                                       10,138          34,875
BroadVision Inc./(1)/                                     20,030          34,652
Viasys Healthcare Inc./(1)/                                1,524          34,275
Transmeta Corp./(1)/                                       8,740          33,911
Viad Corp.                                                 1,211          33,908
University of Phoenix Online/(1)/                            810          33,890
Autodesk Inc.                                                716          33,430
Columbia Sportswear Co./(1)/                                 995          33,382
Triton PCS Holdings Inc. "A"/(1)/                          3,271          33,331
Time Warner Telecom Inc. "A"/(1)/                          5,310          32,285
EarthLink Inc./(1)/                                        3,138          31,851
Arch Coal Inc.                                             1,435          30,680
International Speedway Corp. "A"                             657          30,025
Outback Steakhouse Inc./(1)/                                 839          30,011
Corvis Corp./(1)/                                         23,827          29,760
Stilwell Financial Inc.                                    1,207          29,559
Maxtor Corp./(1)/                                          4,147          28,822
Omnicare Inc.                                              1,050          27,185
Ticketmaster "B"/(1)/                                        910          26,918
CNET Networks Inc./(1)/                                    4,800          26,304
Travelocity.com Inc./(1)/                                    914          25,565
RSA Security Inc./(1)/                                     2,837          25,533
Metro-Goldwyn-Mayer Inc./(1)/                              1,504          24,996
Enterasys Networks Inc./(1)/                               5,900          24,957
Peabody Energy Corp.                                         831          24,057
Acxiom Corp./(1)/                                          1,380          23,653
Jacobs Engineering Group Inc./(1)/                           331          23,597
Nike Inc. "B"                                                384          23,044
Sycamore Networks Inc./(1)/                                5,698          22,507
McDATA Corp. "A"/(1)/                                      1,758          20,867
John Nuveen Co. "A"                                          376          20,736
Entravision Communications Corp./(1)/                      1,396          20,661
Unisys Corp./(1)/                                          1,596          20,157
StorageNetworks Inc./(1)/                                  5,475          19,108
Grant Prideco Inc./(1)/                                    1,392          19,043
Henry Schein Inc./(1)/                                       426          18,765
United States Cellular Corp./(1)/                            447          18,327
Allegiance Telecom Inc./()/                                6,096          18,288
Barnes & Noble Inc./(/1)/                                    586          18,160
Quanta Services Inc./(1)/                                  1,012          17,497
United Rentals Inc./(1)/                                     631          17,340
Acterna Corp./(1)/                                        11,479          17,218
PanAmSat Corp./(1)/                                          748          17,092
Readers Digest Association Inc.
  (The) "A"                                                  752          16,852
MGM Mirage/(1)/                                              465          16,847
Packaging Corp. of America/(1)/                              776          15,357
Cablevision Systems Corporation-Rainbow
  Media Group/(1)/                                           610          15,055
Trigon Healthcare Inc./(1)/                                  200          14,764
Homestore.com Inc./(1)/                                    5,300          14,310


158                                   2002 iShares Annual Report to Shareholders
iShares Russell 1000 Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                                  Shares          Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
Blockbuster Inc.                                             607    $    14,246
Pall Corp.                                                   600         12,294
Plug Power Inc./(1)/                                       1,058         10,971
Capstone Turbine Corp./(1)/                                3,331         10,859
Catellus Development Corp./(1)/                              551         10,838
Foot Locker Inc./(1)/                                        641         10,371
Winn-Dixie Stores Inc.                                       607          9,736
Nextel Partners Inc. "A"/(1)/                              1,595          9,602
AVX Corp.                                                    444          9,297
Constellation Brands Inc./(1)/                               166          9,123
Ingram Micro Inc. "A"/(1)/                                   551          9,119
Big Lots Inc.                                                637          8,950
U.S. Airways Group Inc./(1)/                               1,378          8,888
Instinet Group Inc./(1)/                                   1,237          8,053
Imagistics International Inc./(1)/                           483          7,680
Black Hills Corp.                                            220          7,366
Harte-Hanks Inc.                                             221          6,992
Gateway Inc./(1)/                                            972          6,143
Mediacom Communications Corp./(1)/                           433          6,066
Global Power Equipment Group Inc./(1)/                       393          4,901
Inrange Technologies Corp./(1)/                              436          3,523
Tellium Inc./(1)/                                            549          1,268
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $533,354,369)                                                483,094,297
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 3.07%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                                $8,278,273   $  8,278,273
Dreyfus Money Market Fund                              3,710,894      3,710,894
Goldman Sachs Financial Square Prime
  Obligation Fund                                         79,642         79,642
Providian Temp Cash Money Market Fund                  2,767,326      2,767,326
-------------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $14,836,135)                                                  14,836,135
===============================================================================

TOTAL INVESTMENTS IN SECURITIES -- 102.99%
(Cost $548,190,504)                                                 497,930,432
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (2.99%)                           (14,465,588)
-------------------------------------------------------------------------------

NET ASSETS -- 100.00%                                              $483,464,844
===============================================================================
 (/1/)  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                     159
iShares Russell 1000 Value Index Fund
Schedule of Investments
March 31, 2002


Security                                                  Shares      Value
------------------------------------------------------------------------------

COMMON STOCKS - 99.85%
------------------------------------------------------------------------------
Exxon Mobil Corp.                                        860,230  $ 37,703,881
Citigroup Inc.                                           581,553    28,798,505
Verizon Communications Inc.                              341,601    15,594,086
Bank of America Corp.                                    193,265    13,145,885
SBC Communications Inc.                                  328,162    12,286,385
ChevronTexaco Corp.                                      134,242    12,118,025
Procter & Gamble Co.                                     131,351    11,833,412
Wells Fargo & Co.                                        214,492    10,595,905
JP Morgan Chase & Co.                                    248,812     8,870,148
BellSouth Corp.                                          236,057     8,701,061
Fannie Mae                                               107,869     8,616,576
Philip Morris Companies Inc.                             156,708     8,253,810
Morgan Stanley Dean Witter & Co.                         131,044     7,510,132
International Business Machines Corp.                     67,339     7,003,256
AT&T Corp.                                               445,268     6,990,708
American International Group Inc.                         88,572     6,389,584
Wachovia Corp.                                           171,789     6,369,936
American Express Co.                                     155,373     6,364,078
Merck & Co. Inc.                                         108,866     6,268,504
Bank One Corp.                                           146,874     6,136,396
Merrill Lynch & Co. Inc.                                 107,179     5,935,573
Walt Disney Co. (The)                                    256,399     5,917,689
Du Pont (E.I.) de Nemours & Co.                          125,006     5,894,033
Johnson & Johnson                                         87,070     5,655,197
U.S. Bancorp                                             240,326     5,424,158
FleetBoston Financial Corp.                              131,389     4,598,615
McDonald's Corp.                                         161,316     4,476,519
Viacom Inc. "B"(1)                                        91,859     4,443,220
General Motors Corp. "A"                                  70,326     4,251,207
Liberty Media Corp. "A"/(1)/                             325,933     4,119,793
Abbott Laboratories                                       78,044     4,105,114
Washington Mutual Inc.                                   122,033     4,042,953
Duke Energy Corp.                                        104,014     3,931,729
3M Co.                                                    33,021     3,797,745
Ford Motor Company                                       227,443     3,750,535
Dow Chemical Co. (The)                                   113,894     3,726,612
PepsiCo Inc.                                              72,252     3,720,978
Motorola Inc.                                            261,673     3,715,757
Alcoa Inc.                                                96,992     3,660,478
Hewlett-Packard Co.                                      198,448     3,560,157
Honeywell International Inc.                              92,869     3,554,097
Kimberly-Clark Corp.                                      54,969     3,553,746
Allstate Corp. (The)                                      89,596     3,384,041
Anheuser-Busch Companies Inc.                             62,691     3,272,470
Phillips Petroleum Co.                                    51,513     3,235,016
Emerson Electric Co.                                      52,877     3,034,611
Bristol-Myers Squibb Co.                                  71,262     2,885,398
United Technologies Corp.                                 38,598     2,863,972
Comcast Corp. "A"/(1)/                                    89,455     2,844,669
Lockheed Martin Corp.                                     45,942     2,645,340
International Paper Co.                                   60,584     2,605,718
Gannett Co. Inc.                                          33,517     2,550,644
Tenet Healthcare Corp.(1)                                 38,009     2,547,363
WorldCom Corp./(1)/                                      372,056     2,507,657
Boeing Co. (The)                                          51,669     2,493,029
Caterpillar Inc.                                          43,179     2,454,726
HCA Inc.                                                  55,528     2,447,674
Goldman Sachs Group Inc. (The)                            26,940     2,431,335
General Dynamics Corp.                                    25,341     2,380,787
Bank of New York Co. Inc. (The)                           56,372     2,368,751
National City Corp.                                       76,375     2,349,295
Southern Co.                                              87,410     2,315,491
Conoco Inc.                                               78,659     2,295,270
Household International Inc.                              39,903     2,266,490
El Paso Corp.                                             51,470     2,266,224
General Mills Inc.                                        45,916     2,242,997
Compaq Computer Corp.                                    214,338     2,239,832
Gillette Co. (The)                                        65,242     2,218,880
Coca-Cola Co. (The)                                       42,436     2,217,705
PNC Financial Services Group (The)                        35,742     2,197,776
Target Corp.                                              50,630     2,183,166
FedEx Corp./(1)/                                          37,499     2,178,692
Dominion Resources Inc.                                   33,354     2,173,347
Alltel Corp.                                              39,028     2,168,005
Waste Management Inc.                                     78,943     2,151,197
Mellon Financial Corp.                                    55,696     2,149,309
BB&T Corp.                                                56,278     2,144,755
Exelon Corp.                                              40,355     2,137,604
Illinois Tool Works Inc.                                  29,314     2,120,868
Hartford Financial Services Group Inc.                    30,963     2,109,200
SunTrust Banks Inc.                                       31,255     2,085,646
Lucent Technologies Inc./(1)/                            430,301     2,035,324
Costco Wholesale Corp./(1)/                               50,838     2,024,369
Lehman Brothers Holdings Inc.                             30,683     1,983,349
Raytheon Co.                                              48,069     1,973,232
Union Pacific Corp.                                       31,573     1,961,946
American Electric Power Co. Inc.                          40,535     1,868,258
Southwest Airlines Co.                                    96,430     1,865,921
Sears, Roebuck and Co.                                    36,064     1,849,001
Marsh & McLennan Companies Inc.                           16,296     1,837,211
Clear Channel Communications Inc./(1)/                    35,439     1,821,919
TXU Corp.                                                 33,345     1,817,636


160                                   2002 iShares Annual Report to Shareholders
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                                   Shares         Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
CIGNA Corp.                                                17,794  $  1,804,134
Weyerhaeuser Co.                                           27,325     1,717,650
Albertson's Inc.                                           51,116     1,693,984
ConAgra Foods Inc.                                         67,600     1,639,300
Lilly (Eli) and Co.                                        21,154     1,611,935
Masco Corp.                                                57,687     1,583,508
Chubb Corp.                                                21,491     1,570,992
Equity Office Properties Trust                             52,156     1,564,158
Avon Products Inc.                                         28,180     1,530,738
Sprint Corp. (FON Group)                                   98,488     1,505,882
Air Products & Chemicals Inc.                              28,596     1,476,983
Burlington Northern Santa Fe Corp.                         48,302     1,457,754
Northrop Grumman Corp.                                     12,736     1,439,805
Hancock (John) Financial Services Inc.                     37,592     1,435,638
KeyCorp                                                    53,310     1,420,711
Comerica Inc.                                              22,356     1,398,815
Progress Energy Inc.                                       27,566     1,379,403
Occidental Petroleum Corp.                                 47,032     1,370,983
Deere & Co.                                                29,859     1,360,077
Freddie Mac                                                21,338     1,352,189
Agilent Technologies Inc./(1)/                             38,260     1,337,570
FPL Group Inc.                                             22,159     1,319,568
Progressive Corp. (The)                                     7,900     1,316,298
May Department Stores Co. (The)                            36,903     1,286,070
FirstEnergy Corp.                                          36,921     1,276,728
Williams Companies Inc.                                    53,738     1,266,067
Computer Associates International Inc.                     57,540     1,259,551
State Street Corp.                                         22,641     1,253,859
Becton Dickinson & Co.                                     32,535     1,227,220
Praxair Inc.                                               20,412     1,220,638
Lincoln National Corp.                                     23,684     1,201,489
St. Paul Companies Inc.                                    26,104     1,196,868
Unocal Corp.                                               30,707     1,196,038
Public Service Enterprise Group Inc.                       26,001     1,190,846
Sara Lee Corp.                                             56,612     1,175,265
Xcel Energy Inc.                                           46,232     1,171,981
Pitney Bowes Inc.                                          27,322     1,169,382
PPG Industries Inc.                                        21,254     1,167,057
McKesson Corp.                                             31,133     1,165,308
Norfolk Southern Corp.                                     48,648     1,164,633
Micron Technology Inc./(1)/                                35,310     1,161,699
Cendant Corp./(1)/                                         60,207     1,155,974
PG&E Corp./(1)/                                            48,769     1,148,998
Heinz (H.J.) Co.                                           27,665     1,148,097
SouthTrust Corp.                                           43,411     1,146,050
MetLife Inc.                                               36,227     1,141,150
Eastman Kodak Co.                                          36,593     1,140,604
Mattel Inc.                                                54,181     1,129,132
Delphi Automotive Systems Corp.                            70,447     1,126,448
Marathon Oil Corp.                                         38,919     1,120,867
Consolidated Edison Inc.                                   26,706     1,119,248
TRICON Global Restaurants Inc./(1)/                        18,517     1,088,429
Tribune Co.                                                23,854     1,084,403
McGraw-Hill Companies Inc. (The)                           15,519     1,059,172
Entergy Corp.                                              24,243     1,052,389
Apple Computer Inc./(1)/                                   44,327     1,049,220
AON Corp.                                                  29,625     1,036,875
Computer Sciences Corp./(1)/                               20,402     1,035,401
CSX Corp.                                                  26,858     1,023,558
MBIA Inc.                                                  18,673     1,021,226
Newell Rubbermaid Inc.                                     31,892     1,019,268
AmSouth Bancorp                                            45,906     1,009,014
Archer-Daniels-Midland Co.                                 72,401     1,008,546
Golden West Financial Corp.                                15,881     1,008,443
AFLAC Inc.                                                 33,866       999,047
Loews Corp.                                                16,959       993,458
Regions Financial Corp.                                    28,834       990,448
Equity Residential Properties Trust                        34,062       978,942
Johnson Controls Inc.                                      11,068       977,415
Xerox Corp./(1)/                                           90,685       974,864
Dover Corp.                                                23,563       966,083
Colgate-Palmolive Co.                                      16,858       963,435
Jefferson-Pilot Corp.                                      18,902       946,612
Starwood Hotels & Resorts Worldwide Inc.                   24,920       937,241
Clorox Co.                                                 21,401       933,726
DTE Energy Co.                                             20,326       924,833
Fortune Brands Inc.                                        18,677       922,083
Federated Department Stores Inc./(1)/                      22,458       917,409
New York Times Co. "A"                                     18,944       906,660
Cox Communications Inc. "A"/(1)/                           24,038       904,790
WellPoint Health Networks Inc./(1)/                        14,210       904,751
Marriott International Inc. "A"                            20,091       903,090
Fifth Third Bancorp                                        13,371       902,275
Franklin Resources Inc.                                    21,505       901,490
Georgia-Pacific Corp.                                      28,904       865,675
Charter One Financial Inc.                                 27,710       865,106
Reliant Energy Inc.                                        33,061       852,643
Boston Scientific Corp./(1)/                               33,046       829,124
MeadWestvaco Corp.                                         24,980       828,087
Rohm & Haas Co. "A"                                        19,536       825,787
Union Planters Corp.                                       17,325       821,032

Schedules of Investments                                                     161
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                                  Shares        Value
------------------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                   13,172  $    819,825
M&T Bank Corp.                                            10,098       811,576
MGIC Investment Corp.                                     11,822       808,979
Genuine Parts Co.                                         21,838       802,983
Limited Inc. (The)                                        43,346       775,893
Textron Inc.                                              15,071       770,128
Qwest Communications International Inc.                   93,639       769,713
Ameren Corp.                                              17,847       762,959
Office Depot Inc./(1)/                                    38,370       761,645
R.J. Reynolds Tobacco Holdings Inc.                       11,747       760,618
UNUMProvident Corp.                                       27,077       756,261
General Motors Corp. "H"/(1)/                             45,583       749,840
Cincinnati Financial Corp.                                17,088       746,062
Cinergy Corp.                                             20,759       742,134
Northern Trust Corp.                                      12,330       741,156
Parker Hannifin Corp.                                     14,735       735,277
Kerr-McGee Corp.                                          11,615       730,003
PPL Corp.                                                 18,405       729,022
North Fork Bancorp Inc.                                   20,439       726,811
Apache Corp.                                              12,627       718,224
National Commerce Financial Corp.                         25,641       712,820
HEALTHSOUTH Corp./(1)/                                    49,376       708,546
Aetna Inc.                                                18,140       704,195
Countrywide Credit Industries Inc.                        15,415       689,821
Penney (J.C.) Co. Inc. (The)                              33,272       689,063
Amerada Hess Corp.                                         8,672       688,210
Edison International/(1)/                                 41,039       687,403
Zions Bancorporation                                      11,552       684,687
TRW Inc.                                                  13,143       676,470
Sysco Corp.                                               22,665       675,870
Ambac Financial Group Inc.                                11,350       670,445
Hershey Foods Corp.                                        9,753       668,471
Valero Energy Corp.                                       13,259       656,586
UnitedHealth Group Inc.                                    8,579       655,607
Sempra Energy                                             26,060       655,409
Allegheny Energy Inc.                                     15,745       651,056
Bear Stearns Companies Inc. (The)                         10,368       650,592
Stilwell Financial Inc.                                   26,194       641,491
KeySpan Corp.                                             17,547       638,535
Constellation Energy Group Inc.                           20,637       636,651
Nucor Corp.                                                9,773       627,818
Torchmark Corp.                                           15,501       624,535
Huntington Bancshares Inc.                                31,594       622,402
ITT Industries Inc.                                        9,791       617,225
Leggett & Platt Inc.                                      24,730       613,304
Devon Energy Corp.                                        12,700       613,029
Wrigley (William Jr.) Co.                                 11,432       609,440
Burlington Resources Inc.                                 15,191       609,007
Kellogg Co.                                               18,045       605,771
CenturyTel Inc.                                           17,793       604,962
NiSource Inc.                                             26,107       599,156
Hilton Hotels Corp.                                       41,803       597,783
PACCAR Inc.                                                8,011       586,485
Harrah's Entertainment Inc./(1)/                          13,087       579,231
Block (H & R) Inc.                                        12,846       571,005
Newmont Mining Corp.                                      20,232       560,224
First Tennessee National Corp.                            15,909       557,610
Whirlpool Corp.                                            7,061       533,459
Nike Inc. "B"                                              8,844       530,728
Darden Restaurants Inc.                                   13,020       528,482
Grainger (W.W.) Inc.                                       9,371       526,931
Simon Property Group Inc.                                 16,122       526,061
SPX Corp./(1)/                                             3,676       520,448
ServiceMaster Co. (The)                                   37,831       520,176
Corning Inc.                                              67,878       517,230
SAFECO Corp.                                              16,128       516,741
T. Rowe Price Group Inc.                                  13,270       516,601
AMR Corp./(1)/                                            19,451       513,701
Delta Air Lines Inc.                                      15,572       509,516
TCF Financial Corp.                                        9,676       509,054
Engelhard Corp.                                           16,394       508,706
Vulcan Materials Co.                                      10,631       505,398
TECO Energy Inc.                                          17,594       503,716
Popular Inc.                                              17,235       503,607
Radian Group Inc.                                         10,242       502,677
Compass Bancshares Inc.                                   16,169       499,137
Banknorth Group Inc.                                      18,792       495,169
National Semiconductor Corp./(1)/                         14,653       493,660
Pinnacle West Capital Corp.                               10,721       486,197
JDS Uniphase Corp./(1)/                                   82,216       484,252
Unisys Corp./(1)/                                         38,123       481,493
Old Republic International Corp.                          14,977       478,815
Eastman Chemical Co.                                       9,765       476,434
LSI Logic Corp./(1)/                                      27,785       472,345
Stanley Works (The)                                       10,173       470,501
VF Corp.                                                  10,844       469,003
GreenPoint Financial Corp.                                10,730       468,901
Cooper Industries Inc.                                    11,091       465,267
Sherwin-Williams Co. (The)                                16,287       463,854
Thermo Electron Corp./(1)/                                22,314       462,569
Goodyear Tire & Rubber Co. (The)                          17,822       455,709

162                                   2002 iShares Annual Report to Shareholders
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
UST Inc.                                      11,526  $    448,707
NCR Corp./(1)/                                10,008       447,858
Circuit City Stores Inc. - Circuit City
  Group                                       24,797       447,338
Toys R Us Inc./(1)/                           24,812       445,624
Aquila Inc.                                   17,779       441,630
Edwards (A.G.) Inc.                           10,005       440,020
AutoNation Inc./(1)/                          31,533       438,939
Sovereign Bancorp Inc.                        31,140       437,517
Molex Inc.                                    12,563       435,559
Sigma-Aldrich Corp.                            9,221       433,018
American Water Works Co. Inc.                  9,869       432,262
Legg Mason Inc.                                8,129       431,487
Vornado Realty Trust                           9,764       431,178
Duke Realty Corp.                             16,477       428,402
Plum Creek Timber Co. Inc.                    14,297       424,764
Public Storage Inc.                           11,471       424,542
Knight Ridder Inc.                             6,155       422,787
PMI Group Inc. (The)                           5,562       421,377
Phelps Dodge Corp.                             9,869       415,485
Eaton Corp.                                    5,111       413,889
Avery Dennison Corp.                           6,774       413,417
Apartment Investment & Management Co. "A"      8,533       412,741
Archstone-Smith Trust                         15,334       410,798
Fluor Corp.                                   10,050       409,939
Campbell Soup Co.                             15,261       408,995
Donnelley (R.R.) & Sons Co.                   13,141       408,685
SUPERVALU Inc.                                15,812       407,950
DPL Inc.                                      15,941       407,293
SCANA Corp.                                   13,244       405,266
Avnet Inc.                                    14,932       404,060
Dana Corp.                                    18,771       403,013
Pactiv Corp./(1)/                             20,079       401,982
Rockwell Collins Inc.                         15,931       401,780
Republic Services Inc. "A"/(1)/               21,282       397,548
Rockwell International Corp.                  19,816       397,509
AutoZone Inc./(1)/                             5,769       397,196
Centex Corp.                                   7,627       396,070
Ashland Inc.                                   8,684       395,209
AvalonBay Communities Inc.                     7,909       393,868
Deluxe Corp.                                   8,348       386,178
Hibernia Corp. "A"                            20,099       383,891
D&B/(1)/                                       9,494       379,855
Mercantile Bankshares Corp.                    8,780       379,823
Coca-Cola Enterprises Inc.                    20,222       379,769
Ross Stores Inc.                              10,037       379,700
CMS Energy Corp.                              16,701       377,944
Cablevision Systems Corp./(1)/                11,108       377,672
Liz Claiborne Inc.                            13,307       377,387
Manpower Inc.                                  9,639       374,764
Wendy's International Inc.                    10,693       374,041
Goodrich Co.                                  11,813       373,763
Diebold Inc.                                   9,165       373,382
Smurfit-Stone Container Corp./(1)/            21,757       372,915
Kinder Morgan Inc.                             7,639       369,957
Prologis Trust                                15,834       369,724
Kimco Realty Corp.                            11,260       368,202
United Parcel Service Inc.                     6,054       368,083
Sunoco Inc.                                    9,190       367,692
Fox Entertainment Group Inc. "A"/(1)/         15,502       366,622
Commerce Bancshares Inc.                       8,223       363,621
Park Place Entertainment Corp./(1)/           34,239       361,221
Black & Decker Corp.                           7,753       360,825
Bard (C.R.) Inc.                               6,088       359,496
Lear Corp./(1)/                                7,548       359,285
Smithfield Foods Inc./(1)/                    13,660       356,526
Ceridian Corp./(1)/                           16,154       356,196
Northeast Utilities                           17,902       355,713
Health Management Associates Inc. "A"/(1)/    17,112       354,732
Boston Properties Inc.                         8,984       354,419
Arrow Electronics Inc./(1)/                   12,566       351,471
Tyson Foods Inc. "A"                          28,051       350,076
International Flavors & Fragrances Inc.       10,007       349,945
Hillenbrand Industries Inc.                    5,654       348,456
Baxter International Inc.                      5,804       345,454
Wisconsin Energy Corp.                        13,881       345,359
Sonoco Products Co.                           12,071       345,351
Host Marriott Corp.                           28,883       345,152
Electronic Data Systems Corp.                  5,945       344,751
Lennar Corp.                                   6,518       343,890
General Growth Properties Inc.                 7,740       342,108
D.R. Horton Inc.                               9,054       341,336
Valley National Bancorp                        9,702       340,734
Brown-Forman Corp. "B"                         4,663       339,280
Bemis Co.                                      6,234       338,818
Temple-Inland Inc.                             5,900       334,648
Navistar International Corp.                   7,538       333,933
Westwood One Inc./(1)/                         8,659       332,073
Associated Banc-Corp                           8,538       324,700


Schedules of Investments                                                     163
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Nordstrom Inc.                                13,250  $    324,625
Bowater Inc.                                   6,518       324,596
First Virginia Banks Inc.                      6,030       323,389
AmerisourceBergen Corp./(1)/                   4,732       323,196
Energy East Corp.                             14,750       320,812
Brinker International Inc./(1)/                9,864       319,692
Health Net Inc./(1)/                          11,547       316,850
Astoria Financial Corp.                       10,897       316,558
iStar Financial Inc.                          10,905       315,154
Scripps (E.W.) Co.                             3,830       314,520
Trigon Healthcare Inc./(1)/                    4,258       314,326
McCormick & Co. Inc.                           6,090       311,382
Vishay Intertechnology Inc./(1)/              15,258       310,348
ALLETE Inc.                                   10,532       306,376
NSTAR                                          6,738       305,501
Alliant Energy Corp.                          10,087       304,829
American Power Conversion Corp./(1)/          20,617       304,719
Bausch & Lomb Inc.                             6,816       303,789
Brunswick Corp.                               11,103       303,334
Manor Care Inc./(1)/                          12,928       301,222
Lamar Advertising Co./(1)/                     7,398       300,507
Liberty Property Trust                         9,300       299,925
Autoliv Inc.                                  12,345       299,243
Zimmer Holdings Inc./(1)/                      8,778       298,891
Allmerica Financial Corp.                      6,650       298,585
Potomac Electric Power Co.                    12,654       295,471
Mohawk Industries Inc./(1)/                    4,905       294,741
Pioneer Natural Resources Co./(1)/            13,153       293,180
UnionBanCal Corp.                              6,651       292,777
Valspar Corp. (The)                            6,214       292,431
Cabot Corp.                                    7,875       290,194
Humana Inc./(1)/                              21,304       288,243
Hasbro Inc.                                   18,014       284,981
Fidelity National Financial Inc.              10,789       284,506
FirstMerit Corp.                               9,825       282,862
Pulte Homes Inc.                               5,899       282,267
Autodesk Inc.                                  5,999       280,093
Conectiv                                      11,213       279,092
Noble Affiliates Inc.                          7,125       278,303
Mylan Laboratories Inc.                        9,436       277,985
Staples Inc./(1)/                             13,920       277,982
Equitable Resources Inc.                       7,981       277,819
ADC Telecommunications Inc./(1)/              68,169       277,448
Outback Steakhouse Inc./(1)/                   7,747       277,110
Pall Corp.                                    13,504       276,697
Golden State Bancorp Inc.                      9,261       274,959
MGM Mirage/(1)/                                7,589       274,949
Energizer Holdings Inc./(1)/                  11,497       273,054
Visteon Corp.                                 16,466       272,512
MDU Resources Group Inc.                       8,779       272,149
Foot Locker Inc./(1)/                         16,782       271,533
Health Care Property Investors Inc.            6,689       271,239
Hospitality Properties Trust                   7,860       269,834
Washington Post Company (The) "B"                441       267,700
Snap-On Inc.                                   7,859       267,599
Fulton Financial Corp.                        10,463       261,994
Atmel Corp./(1)/                              25,749       261,095
Compuware Corp./(1)/                          20,156       260,214
Intuit Inc./(1)/                               6,780       260,081
Tektronix Inc./(1)/                           10,974       259,645
Mirant Corp./(1)/                             17,960       259,522
Valassis Communications Inc./(1)/              6,716       259,439
Readers Digest Association Inc. (The) "A"     11,574       259,373
Nicor Inc.                                     5,688       259,088
Hormel Foods Corp.                             9,430       257,910
City National Corp.                            4,901       257,842
Martin Marietta Materials Inc.                 6,082       256,782
Telephone & Data Systems Inc.                  2,895       255,484
OM Group Inc.                                  3,529       255,147
Alberto-Culver Co. "B"                         4,708       254,232
Helmerich & Payne Inc.                         6,301       252,607
Viad Corp.                                     8,958       250,824
Protective Life Corp.                          7,994       249,253
Commerce Bancorp Inc.                          5,542       248,836
Harris Corp.                                   6,902       247,851
Questar Corp.                                  9,634       247,690
Borders Group Inc./(1)/                       10,336       247,134
Pentair Inc.                                   5,495       247,110
MONY Group Inc. (The)                          6,053       244,057
Tech Data Corp./(1)/                           5,318       244,043
National Fuel Gas Co.                         10,013       243,817
Wilmington Trust Corp.                         3,611       243,056
Pacific Century Financial Corp.                9,228       240,482
AMB Property Corp.                             8,705       239,387
Security Capital Group Inc. "B"/(1)/           9,371       238,679
Unitrin Inc.                                   5,910       237,582
New Plan Excel Realty Trust                   11,846       237,512
OGE Energy Corp.                               9,886       236,967
Triad Hospitals Inc./(1)/                      6,851       235,537
Omnicare Inc.                                  9,032       233,838
Teleflex Inc.                                  4,272       233,550


164                                   2002 iShares Annual Report to Shareholders
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Crescent Real Estate Equities Co.             12,020  $    233,188
Precision Castparts Corp.                      6,562       232,360
Webster Financial Corp.                        6,204       232,216
Cullen/Frost Bankers Inc.                      6,467       231,971
Sky Financial Group Inc.                      10,358       230,569
Belo Corp.                                     9,904       230,268
CarrAmerica Realty Corp.                       7,295       229,136
Constellation Brands Inc./(1)/                 4,160       228,634
Roslyn Bancorp Inc.                           11,017       228,052
Rouse Co. (The)                                7,348       227,641
Continental Airlines Inc. "B"/(1)/             8,021       227,155
Puget Energy Inc.                             10,899       226,590
Catellus Development Corp./(1)/               11,483       225,871
Lubrizol Corp.                                 6,414       223,143
Boise Cascade Corp.                            6,142       222,586
Lyondell Chemical Co.                         13,400       222,574
Mandalay Resort Group/(1)/                     7,240       222,268
Conexant Systems Inc./(1)/                    18,406       221,792
USA Networks Inc./(1)/                         6,959       221,087
Vectren Corp.                                  8,580       220,420
Synovus Financial Corp.                        7,138       217,566
Transatlantic Holdings Inc.                    2,637       216,550
Apogent Technologies Inc./(1)/                 8,716       215,111
HON Industries Inc.                            7,419       210,774
KEMET Corp./(1)/                              10,790       209,002
Arden Realty Inc.                              7,351       208,768
Clayton Homes Inc.                            12,348       206,829
United States Steel Corp.                     11,318       205,422
Meredith Corp.                                 4,817       204,771
CNF Inc.                                       6,205       204,703
Markel Corp./(1)/                              1,003       204,121
Hubbell Inc. "B"                               6,157       202,565
Saks Inc./(1)/                                15,341       201,734
Cummins Inc.                                   4,271       201,719
Reynolds & Reynolds Co. (The) "A"              6,668       200,040
CVS Corp.                                      5,785       198,599
Gemstar-TV Guide International Inc./(1)/      13,399       198,171
BMC Software Inc./(1)/                        10,124       196,912
Six Flags Inc./(1)/                           11,014       196,710
Great Plains Energy Inc.                       7,852       195,907
Service Corp. International/(1)/              36,929       195,724
E*TRADE Group Inc./(1)/                       20,692       194,919
Entercom Communications Corp./(1)/             3,545       194,514
Polo Ralph Lauren Corp./(1)/                   6,645       193,901
Citizens Communications Co./(1)/              18,015       193,661
Broadwing Inc./(1)/                           27,650       193,273
Old National Bancorp                           7,819       191,409
Big Lots Inc.                                 13,596       191,024
Washington Federal Inc.                        7,958       190,515
IDACORP Inc.                                   4,700       190,350
Mack-Cali Realty Corp.                         5,463       189,457
Coors (Adolf) Company "B"                      2,782       187,702
HCC Insurance Holdings Inc.                    6,694       187,097
Hercules Inc./(1)/                            13,708       182,453
Allied Capital Corp.                           6,585       181,087
Crane Co.                                      6,618       180,936
Dow Jones & Co. Inc.                           3,089       179,842
Radio One Inc. "D"/(1)/                        8,711       179,447
Network Associates Inc./(1)/                   7,345       177,749
Advanced Micro Devices Inc./(1)/              12,062       177,432
Ocean Energy Inc.                              8,908       176,289
Applera Corp. - Celera Genomics Group/(1)/     8,575       176,216
Weatherford International Inc./(1)/            3,668       174,707
3Com Corp./(1)/                               28,573       174,581
Reebok International Ltd./(1)/                 6,431       173,830
AK Steel Holding Corp.                        12,063       172,501
Payless ShoeSource Inc./(1)/                   2,819       172,100
Lafarge North America Inc.                     3,979       172,052
Hudson City Bancorp Inc.                       5,243       170,188
McClatchy Co. (The) "A"                        2,848       169,086
Interpublic Group of Companies Inc.            4,896       167,835
Jacobs Engineering Group Inc./(1)/             2,349       167,460
Storage Technology Corp./(1)/                  7,774       166,675
Henry Schein Inc./(1)/                         3,762       165,716
GATX Corp.                                     5,202       165,424
Barnes & Noble Inc./(1)/                       5,199       161,117
Leucadia National Corp.                        4,504       161,018
Massey Energy Co.                              9,503       160,601
Charter Communications Inc./(1)/              14,220       160,544
Adelphia Communications Corp. "A"/(1)/        10,648       158,655
ICN Pharmaceuticals Inc.                       4,968       157,734
Acxiom Corp./(1)/                              9,143       156,711
Quantum Corp./(1)/                            19,687       156,709
Allegheny Technologies Inc.                    9,470       156,634
Steelcase Inc.                                 9,305       155,859
American Financial Group Inc.                  5,415       155,519
Neiman-Marcus Group Inc. "A"/(1)/              4,482       154,405
Hispanic Broadcasting Corp./(1)/               5,297       154,249
Mercury General Corp.                          3,306       153,729
PepsiAmericas Inc.                            10,627       153,241
Tidewater Inc.                                 3,611       152,926


Schedules of Investments                                                     165
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Winn-Dixie Stores Inc.                         9,527  $    152,813
Harte-Hanks Inc.                               4,819       152,473
Grant Prideco Inc./(1)/                       11,113       152,026
Western Resources Inc.                         8,844       151,675
Monsanto Co.                                   4,767       150,590
Ethan Allen Interiors Inc.                     3,884       147,825
Maytag Corp.                                   3,305       146,246
EOG Resources Inc.                             3,605       146,219
Ingram Micro Inc. "A"/(1)/                     8,728       144,448
Sanmina-SCI Corp./(1)/                        12,080       141,940
Pogo Producing Co.                             4,469       141,667
Trustmark Corp.                                5,548       140,142
Jones Apparel Group Inc./(1)/                  4,007       140,045
Great Lakes Chemical Corp.                     4,958       139,667
Solectron Corp./(1)/                          17,689       137,974
Gateway Inc./(1)/                             21,513       135,962
Conseco Inc./(1)/                             37,367       135,269
Extended Stay America Inc./(1)/                7,749       134,833
Danaher Corp.                                  1,850       131,387
UTStarcom Inc./(1)/                            4,991       130,914
Nationwide Financial Services Inc.             3,053       130,668
Allied Waste Industries Inc./(1)/              9,935       129,155
Quintiles Transnational Corp./(1)/             7,230       128,333
AVX Corp.                                      6,104       127,818
American National Insurance Co.                1,348       127,386
Maxtor Corp./(1)/                             18,076       125,628
FMC Corp./(1)/                                 2,979       124,880
Cablevision Systems Corporation -
  Rainbow Media Group/(1)/                     5,029       124,116
Cypress Semiconductor Corp./(1)/               5,379       123,717
Neuberger Berman Inc.                          2,616       122,560
Callaway Golf Co.                              6,344       122,122
WebMD Corp./(1)/                              15,845       121,690
International Speedway Corp. "A"               2,577       117,769
Pride International Inc./(1)/                  7,350       116,865
United Rentals Inc./(1)/                       4,157       114,234
UAL Corp.                                      6,977       114,004
Packaging Corp. of America/(1)/                5,714       113,080
Reliant Resources Inc./(1)/                    6,555       110,845
Alleghany Corp./(1)/                             584       109,586
ENSCO International Inc.                       3,630       109,408
Provident Financial Group Inc.                 3,791       109,181
CNA Financial Corp./(1)/                       3,647       108,316
Universal Health Services Inc. "B"/(1)/        2,606       107,498
Moody's Corp.                                  2,599       106,819
St. Joe Co. (The)                              3,537       106,110
KPMG Consulting Inc./(1)/                      5,225       105,545
DENTSPLY International Inc.                    2,829       104,843
Insight Communications Co. Inc./(1)/           4,897       102,592
Advanced Fibre Communications Inc./(1)/        5,312       101,937
Black Hills Corp.                              3,044       101,913
Kmart Corp./(1)/                              63,512       101,619
Emmis Communications Corp./(1)/                3,742       100,061
Noble Drilling Corp./(1)/                      2,414        99,915
Erie Indemnity Co. "A"                         2,419        98,405
Amkor Technology Inc./(1)/                     3,991        89,039
Palm Inc.(1)                                  22,242        88,746
Crown Castle International Corp./(1)/         13,388        88,495
Beckman Coulter Inc.                           1,701        86,870
Iron Mountain Inc./(1)/                        2,635        83,582
Diamond Offshore Drilling Inc.                 2,635        82,370
DaVita Inc./(1)/                               3,209        81,188
SanDisk Corp./(1)/                             3,738        81,115
People's Bank                                  3,201        78,905
Level 3 Communications Inc./(1)/              21,918        78,028
Openwave Systems Inc./(1)/                    12,158        77,325
Global Industries Ltd./(1)/                    8,125        75,806
Blockbuster Inc.                               3,174        74,494
21st Century Insurance Group                   4,082        73,843
Enterasys Networks Inc./(1)/                  17,098        72,325
Ariba Inc./(1)/                               15,735        71,280
St. Jude Medical Inc./(1)/                       920        70,978
Reinsurance Group of America Inc.              2,254        70,573
Rite Aid Corp./(1)/                           19,772        68,411
Dynegy Inc. "A"                                2,339        67,831
American Tower Corp./(1)/                     12,140        65,677
Estee Lauder Companies Inc. "A"                1,918        65,519
Murphy Oil Corp.                                 672        64,512
Solutia Inc.                                   7,276        63,301
Hollinger International Inc.                   4,825        63,256
Ticketmaster "B"/(1)/                          2,135        63,153
Pepsi Bottling Group Inc.                      2,348        60,743
Northwest Airlines Corp. "A"/(1)/              3,167        60,395
PanAmSat Corp./(1)/                            2,613        59,707
Vignette Corp./(1)/                           17,308        59,540
Agere Systems Inc./(1)/                       14,873        57,856
Ecolab Inc.                                    1,254        57,333
United States Cellular Corp./(1)/              1,392        57,072
Varco International Inc./(1)/                  2,833        56,943
Arch Coal Inc.                                 2,647        56,593
EarthLink Inc./(1)/                            5,502        55,845


166                                   2002 iShares Annual Report to Shareholders
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Medicis Pharmaceutical Corp. "A"/(1)/          1,005  $     55,777
Wesco Financial Corp.                            171        53,455
Hearst-Argyle Television Inc./(1)/             2,122        52,477
Rowan Companies Inc./(1)/                      2,248        51,794
CMGI Inc./(1)/                                37,472        50,587
Metro-Goldwyn-Mayer Inc./(1)/                  3,042        50,558
Mediacom Communications Corp./(1)/             3,457        48,433
Forest Oil Corp./(1)/                          1,607        47,599
Entravision Communications Corp./(1)/          3,035        44,918
CNET Networks Inc./(1)/                        8,076        44,256
International Game Technology/(1)/               700        43,624
U.S. Airways Group Inc./(1)/                   6,671        43,028
Weis Markets Inc.                              1,412        42,854
John Nuveen Co. "A"                              757        41,749
Sycamore Networks Inc./(1)/                    9,778        38,623
WorldCom Inc. - MCI Group                      6,246        36,914
American Standard Companies Inc./(1)/            504        35,658
SkyWest Inc.                                   1,406        35,052
Cephalon Inc./(1)/                               530        33,390
Riverstone Networks Inc./(1)/                  5,474        32,844
Tootsie Roll Industries Inc.                     697        32,042
Quanta Services Inc./(1)/                      1,824        31,537
Sybase Inc./(1)/                               1,761        30,765
Knight Trading Group Inc./(1)/                 4,101        29,281
Polycom Inc./(1)/                              1,181        29,053
ONI Systems Inc./(1)/                          4,698        28,987
Cirrus Logic Inc./(1)/                         1,534        28,947
Imagistics International Inc./(1)/             1,757        27,936
FMC Technologies Inc./(1)/                     1,399        27,882
Certegy Inc./(1)/                                676        26,837
Peabody Energy Corp.                             914        26,460
DST Systems Inc./(1)/                            526        26,195
Viasys Healthcare Inc./(1)/                    1,156        25,998
Sealed Air Corp./(1)/                            536        25,235
Integrated Device Technology Inc./(1)/           756        25,129
RSA Security Inc./(1)/                         2,723        24,507
Nextel Partners Inc. "A"/(1)/                  3,498        21,058
Cerner Corp./(1)/                                402        19,179
Sepracor Inc./(1)/                               970        18,818
Newfield Exploration Co./(1)/                    475        17,570
Vitesse Semiconductor Corp./(1)/               1,784        17,483
Instinet Group Inc./(1)/                       2,508        16,327
NRG Energy Inc./(1)/                           1,125        13,568
Infonet Services Corp. "B" ADR(1)              6,093        13,466
Acterna Corp./(1)/                             8,878        13,317
DoubleClick Inc./(1)/                          1,048        12,566
TIBCO Software Inc./(1)/                       1,041        12,242
Capstone Turbine Corp./(1)/                    3,637        11,857
McLeodUSA Inc. "A"/(1)/                       59,330        10,679
Valhi Inc.                                       878         9,878
Talbots Inc. (The)                               255         9,027
Allegiance Telecom Inc./(1)/                   2,317         6,951
Metromedia Fiber Network Inc. "A"/(1)/        68,382         6,838
Global Power Equipment Group Inc./(1)/           462         5,761
Inrange Technologies Corp./(1)/                  493         3,983
NTL Inc./(1)/                                 23,389         3,508
Tellium Inc./(1)/                                670         1,548
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $695,597,297)                                   690,357,307
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 1.92%
------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     7,492,390     7,492,390
Dreyfus Money Market Fund                  3,268,103     3,268,103
Goldman Sachs Financial Square Prime
  Obligation Fund                            122,767       122,767
Providian Temp Cash Money Market Fund      2,410,827     2,410,827
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $13,294,087)                                     13,294,087
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 101.77%
(Cost $708,891,384)                                    703,651,394
------------------------------------------------------------------

Other Assets, Less Liabilities - (1.77%)               (12,262,245)
------------------------------------------------------------------

NET ASSETS - 100.00%                                  $691,389,149
==================================================================

/(1)/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                     167
iShares Russell Midcap Index Fund
Schedule of Investments
March 31, 2002


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 99.84%
-----------------------------------------------------------------
Raytheon Co.                                   7,057  $   289,690
USA Education Inc.                             2,926      286,163
Albertson's Inc.                               7,585      251,367
Guidant Corp./(1)/                             5,696      246,751
Best Buy Co. Inc./(1)/                         3,105      245,916
ConAgra Foods Inc.                            10,032      243,276
Interpublic Group of Companies Inc.            7,057      241,914
Equity Office Properties Trust                 7,845      235,272
Masco Corp.                                    8,562      235,027
KLA-Tencor Corp./(1)/                          3,493      232,285
Avon Products Inc.                             4,175      226,786
Northrop Grumman Corp.                         2,001      226,213
Air Products & Chemicals Inc.                  4,239      218,944
KeyCorp                                        7,906      210,695
Comerica Inc.                                  3,325      208,045
Progress Energy Inc.                           4,081      204,213
TJX Companies Inc.                             5,087      203,531
Occidental Petroleum Corp.                     6,976      203,350
Deere & Co.                                    4,432      201,878
McKesson Corp.                                 5,360      200,625
FPL Group Inc.                                 3,279      195,264
Pitney Bowes Inc.                              4,560      195,168
May Department Stores Co. (The)                5,585      194,637
Progressive Corp. (The)                        1,168      194,612
FirstEnergy Corp.                              5,473      189,256
Bed Bath & Beyond Inc./(1)/                    5,423      183,026
Becton Dickinson & Co.                         4,834      182,338
MedImmune Inc./(1)/                            4,621      181,744
Immunex Corp./(1)/                             5,982      181,015
Praxair Inc.                                   3,005      179,699
Lincoln National Corp.                         3,536      179,381
Adobe Systems Inc.                             4,418      178,001
Unocal Corp.                                   4,562      177,690
St. Paul Companies Inc.                        3,871      177,485
Public Service Enterprise Group Inc.           3,871      177,292
Xcel Energy Inc.                               6,846      173,546
PPG Industries Inc.                            3,151      173,021
Norfolk Southern Corp.                         7,219      172,823
Staples Inc./(1)/                              8,609      171,922
SunGard Data Systems Inc./(1)/                 5,214      171,906
WellPoint Health Networks Inc./(1)/            2,690      171,272
PG&E Corp./(1)/                                7,237      170,504
SouthTrust Corp.                               6,401      168,986
Mattel Inc.                                    8,051      167,783
Newmont Mining Corp.                           6,033      167,054
Delphi Automotive Systems Corp.               10,414      166,520
Marathon Oil Corp.                             5,777      166,378
Consolidated Edison Inc.                       3,954      165,712
Starbucks Corp./(1)/                           7,125      164,801
Fiserv Inc./(1)/                               3,554      163,448
Genzyme Corp. - General Division/(1)/          3,726      162,714
TRICON Global Restaurants Inc./(1)/            2,720      159,882
Marriott International Inc. "A"                3,535      158,898
Entergy Corp.                                  3,597      156,146
Apple Computer Inc./(1)/                       6,596      156,127
Wrigley (William Jr.) Co.                      2,910      155,132
Dover Corp.                                    3,777      154,857
Computer Sciences Corp./(1)/                   3,022      153,367
AON Corp.                                      4,381      153,335
Burlington Resources Inc.                      3,822      153,224
CSX Corp.                                      3,984      151,830
Stryker Corp./(1)/                             2,513      151,609
Block (H & R) Inc.                             3,407      151,441
Newell Rubbermaid Inc.                         4,736      151,363
MBIA Inc.                                      2,767      151,327
Golden West Financial Corp.                    2,383      151,321
Kellogg Co.                                    4,498      150,998
Archer-Daniels-Midland Co.                    10,757      149,845
AmSouth Bancorp                                6,797      149,398
Altera Corp./(1)/                              6,783      148,344
Boston Scientific Corp./(1)/                   5,904      148,131
Regions Financial Corp.                        4,288      147,293
Apache Corp.                                   2,559      145,556
Equity Residential Properties Trust            5,053      145,223
Xerox Corp./(1)/                              13,441      144,491
Electronic Arts Inc./(1)/                      2,372      144,218
Johnson Controls Inc.                          1,631      144,034
Limited Inc. (The)                             8,026      143,665
Federated Department Stores Inc./(1)/          3,457      141,218
Jefferson-Pilot Corp.                          2,811      140,775
Synovus Financial Corp.                        4,609      140,482
Lexmark International Inc. "A"/(1)/            2,432      139,062
Starwood Hotels & Resorts Worldwide Inc.       3,695      138,969
Clorox Co.                                     3,182      138,831
DTE Energy Co.                                 3,036      138,138
Novellus Systems Inc./(1)/                     2,542      137,624
Fortune Brands Inc.                            2,770      136,755
Biomet Inc.                                    5,041      136,409
Biogen Inc./(1)/                               2,767      135,749


168                                   2002 iShares Annual Report to Shareholders
iShares Russell Midcap Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                                    Shares        Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
New York Times Co. "A"                                       2,817  $   134,822
Teradyne Inc./(1)/                                           3,408      134,377
Franklin Resources Inc.                                      3,188      133,641
IDEC Pharmaceuticals Corp./(1)/                              2,078      133,615
Univision Communications Inc./(1)/                           3,135      131,670
Charter One Financial Inc.                                   4,208      131,374
Gilead Sciences Inc./(1)/                                    3,612      129,996
Georgia-Pacific Corp.                                        4,305      128,935
Broadcom Corp. "A"/(1)/                                      3,584      128,666
Danaher Corp.                                                1,789      127,055
AmerisourceBergen Corp.                                      1,857      126,833
Intuit Inc./(1)/                                             3,280      125,821
St. Jude Medical Inc./(1)/                                   1,629      125,677
IMS Health Inc.                                              5,534      124,238
King Pharmaceuticals Inc./(1)/                               3,536      123,795
Marshall & Ilsley Corp.                                      1,984      123,484
MeadWestvaco Corp.                                           3,712      123,053
Rohm & Haas Co. "A"                                          2,911      123,048
M&T Bank Corp.                                               1,520      122,162
Union Planters Corp.                                         2,560      121,318
MGIC Investment Corp.                                        1,759      120,368
UST Inc.                                                     3,088      120,216
Moody's Corp.                                                2,912      119,683
Hershey Foods Corp.                                          1,745      119,602
Genuine Parts Co.                                            3,233      118,877
Yahoo! Inc./(1)/                                             6,416      118,504
Kerr-McGee Corp.                                             1,872      117,655
VeriSign Inc./(1)/                                           4,315      116,505
Sabre Holdings Corp./(1)/                                    2,492      116,401
R.J. Reynolds Tobacco Holdings Inc.                          1,792      116,032
Millennium Pharmaceuticals Inc./(1)/                         5,166      115,262
Devon Energy Corp.                                           2,387      115,220
Textron Inc.                                                 2,240      114,464
Office Depot Inc./(1)/                                       5,746      114,058
Sanmina-SCI Corp./(1)/                                       9,668      113,599
UNUMProvident Corp.                                          4,016      112,167
National Semiconductor Corp./(1)/                            3,311      111,548
Avery Dennison Corp.                                         1,821      111,136
Network Appliance Inc./(1)/                                  5,439      110,847
Brocade Communications Systems Inc./(1)/                     4,092      110,484
LSI Logic Corp./(1)/                                         6,498      110,466
Cincinnati Financial Corp.                                   2,529      110,416
Ameren Corp.                                                 2,571      109,910
Symantec Corp./(1)/                                          2,652      109,289
Parker Hannifin Corp.                                        2,190      109,281
Ecolab Inc.                                                  2,386      109,088
Quest Diagnostics Inc./(1)/                                  1,312      108,699
PPL Corp.                                                    2,734      108,294
North Fork Bancorp Inc.                                      3,041      108,138
Cintas Corp.                                                 2,159      107,648
Knight Ridder Inc.                                           1,567      107,637
Cinergy Corp.                                                2,978      106,463
National Commerce Financial Corp.                            3,808      105,862
HEALTHSOUTH Corp./(1)/                                       7,327      105,142
Eaton Corp.                                                  1,297      105,031
AutoZone Inc./(1)/                                           1,519      104,583
Microchip Technology Inc./(1)/                               2,479      103,697
Cadence Design Systems Inc./(1)/                             4,577      103,486
International Game Technology/(1)/                           1,646      102,579
Countrywide Credit Industries Inc.                           2,287      102,343
Penney (J.C.) Co. Inc. (The)                                 4,941      102,328
Noble Drilling Corp./(1)/                                    2,467      102,109
Edison International/(1)/                                    6,095      102,091
Amerada Hess Corp.                                           1,280      101,581
Stilwell Financial Inc.                                      4,146      101,536
Zions Bancorporation                                         1,712      101,470
BJ Services Co./(1)/                                         2,932      101,066
Aetna Inc.                                                   2,602      101,010
RadioShack Corp.                                             3,360      100,934
TRW Inc.                                                     1,950      100,367
Ambac Financial Group Inc.                                   1,693      100,006
SPX Corp./(1)/                                                 702       99,389
Nabors Industries Inc./(1)/                                  2,334       98,612
Valero Energy Corp.                                          1,982       98,149
Sempra Energy                                                3,887       97,758
Weatherford International Inc./(1)/                          2,050       97,642
Allegheny Energy Inc.                                        2,333       96,470
Tiffany & Co.                                                2,703       96,092
Affiliated Computer Services Inc. "A"/(1)/                   1,710       95,982
Convergys Corp./(1)/                                         3,213       95,008
KeySpan Corp.                                                2,608       94,905
Torchmark Corp.                                              2,353       94,802
Constellation Energy Group Inc.                              3,071       94,740
Health Management Associates Inc. "A"/(1)/                   4,529       93,886
Family Dollar Stores Inc.                                    2,800       93,828
Nucor Corp.                                                  1,455       93,469
Advanced Micro Devices Inc./(1)/                             6,354       93,467
Harrah's Entertainment Inc./(1)/                             2,097       92,813
Huntington Bancshares Inc.                                   4,704       92,669


Schedules of Investments                                                     169
iShares Russell Midcap Index Fund
Schedule of Investments (continued)
March 31, 2002

Security                                                    Shares        Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
ITT Industries Inc.                                          1,454  $    91,660
Plum Creek Timber Co. Inc.                                   3,074       91,329
Bear Stearns Companies Inc. (The)                            1,455       91,301
Leggett & Platt Inc.                                         3,681       91,289
Molex Inc.                                                   2,609       90,454
CenturyTel Inc.                                              2,639       89,726
Darden Restaurants Inc.                                      2,193       89,014
NiSource Inc.                                                3,873       88,885
Applera Corp. - Applied Biosystems Group                     3,967       88,662
Hilton Hotels Corp.                                          6,192       88,546
Apollo Group Inc. "A"/(1)/                                   1,632       87,394
PACCAR Inc.                                                  1,185       86,754
QLogic Corp./(1)/                                            1,741       86,214
NVIDIA Corp./(1)/                                            1,934       85,792
Laboratory Corp. of America Holdings/(1)/                      894       85,699
Express Scripts Inc. "A"/(1)/                                1,486       85,579
Robert Half International Inc./(1)/                          2,895       85,460
Pepsi Bottling Group Inc.                                    3,297       85,293
Telephone & Data Systems Inc.                                  960       84,720
BMC Software Inc./(1)/                                       4,308       83,791
Vulcan Materials Co.                                         1,759       83,623
Nike Inc. "B"                                                1,392       83,534
Archstone-Smith Trust                                        3,103       83,129
First Tennessee National Corp.                               2,367       82,963
Caremark Rx Inc./(1)/                                        4,241       82,699
Dollar General Corp.                                         5,006       81,498
Equifax Inc.                                                 2,706       80,909
Compuware Corp./(1)/                                         6,255       80,752
Kinder Morgan Inc.                                           1,664       80,588
Whirlpool Corp.                                              1,057       79,856
EOG Resources Inc.                                           1,954       79,254
American Standard Companies Inc./(1)/                        1,118       79,098
Grainger (W.W.) Inc.                                         1,392       78,272
Simon Property Group Inc.                                    2,383       77,757
ServiceMaster Co. (The)                                      5,630       77,413
Atmel Corp./(1)/                                             7,585       76,912
NCR Corp./(1)/                                               1,712       76,612
T. Rowe Price Group Inc.                                     1,967       76,575
Coca-Cola Enterprises Inc.                                   4,065       76,341
AMR Corp./(1)/                                               2,881       76,087
ENSCO International Inc.                                     2,509       75,621
TCF Financial Corp.                                          1,436       75,548
Unisys Corp./(1)/                                            5,981       75,540
Delta Air Lines Inc.                                         2,304       75,387
Engelhard Corp.                                              2,427       75,310
TECO Energy Inc.                                             2,623       75,096
Chiron Corp./(1)/                                            1,633       74,938
Popular Inc.                                                 2,560       74,803
Banknorth Group Inc.                                         2,837       74,755
Radian Group Inc.                                            1,519       74,553
Compass Bancshares Inc.                                      2,402       74,150
Sealed Air Corp./(1)/                                        1,568       73,821
Rockwell Collins Inc.                                        2,912       73,441
BISYS Group Inc. (The)/(1)/                                  2,078       73,249
Jones Apparel Group Inc./(1)/                                2,095       73,220
SAFECO Corp.                                                 2,283       73,147
Pinnacle West Capital Corp.                                  1,580       71,653
Old Republic International Corp.                             2,224       71,101
USA Networks Inc./(1)/                                       2,210       70,212
Eastman Chemical Co.                                         1,437       70,111
VF Corp.                                                     1,618       69,979
Stanley Works (The)                                          1,504       69,560
Lam Research Corp./(1)/                                      2,366       69,371
GreenPoint Financial Corp.                                   1,584       69,221
Black & Decker Corp.                                         1,487       69,205
Sherwin-Williams Co. (The)                                   2,429       69,178
Mylan Laboratories Inc.                                      2,348       69,172
Oxford Health Plans Inc./(1)/                                1,645       68,745
Waters Corp./(1)/                                            2,452       68,582
Cooper Industries Inc.                                       1,632       68,462
Goodyear Tire & Rubber Co. (The)                             2,640       67,505
ChoicePoint Inc./(1)/                                        1,169       67,334
Scientific-Atlanta Inc.                                      2,914       67,313
Thermo Electron Corp./(1)/                                   3,228       66,916
Circuit City Stores Inc. - Circuit City Group                3,681       66,405
Toys R Us Inc./(1)/                                          3,695       66,362
McCormick & Co. Inc.                                         1,295       66,213
Jabil Circuit Inc./(1)/                                      2,812       66,166
Estee Lauder Companies Inc. "A"                              1,933       66,031
Edwards (A.G.) Inc.                                          1,487       65,398
Aquila Inc.                                                  2,622       65,130
Sovereign Bancorp Inc.                                       4,625       64,981
Integrated Device Technology Inc./(1)/                       1,950       64,818
Murphy Oil Corp.                                               673       64,608
AutoNation Inc./(1)/                                         4,639       64,575
Sigma-Aldrich Corp.                                          1,371       64,382
American Water Works Co. Inc.                                1,455       63,729
Duke Realty Corp.                                            2,450       63,700

170                                   2002 iShares Annual Report to Shareholders
iShares Russell Midcap Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Maytag Corp.                                   1,436  $    63,543
Legg Mason Inc.                                1,197       63,537
Network Associates Inc./(1)/                   2,622       63,452
PMI Group Inc. (The)                             834       63,184
Smith International Inc./(1)/                    928       62,872
Public Storage Inc.                            1,696       62,769
Synopsys Inc./(1)/                             1,136       62,662
Ocean Energy Inc.                              3,166       62,655
Phelps Dodge Corp.                             1,471       61,929
DST Systems Inc./(1)/                          1,232       61,354
Fluor Corp.                                    1,503       61,307
ADC Telecommunications Inc./(1)/              15,061       61,298
Donnelley (R.R.) & Sons Co.                    1,956       60,832
Vornado Realty Trust                           1,374       60,676
BJ's Wholesale Club Inc./(1)/                  1,357       60,658
SUPERVALU Inc.                                 2,350       60,630
DPL Inc.                                       2,366       60,451
Apartment Investment & Management Co.
  "A"                                          1,247       60,317
Avnet Inc.                                     2,221       60,100
Citrix Systems Inc./(1)/                       3,467       59,910
Dana Corp.                                     2,787       59,837
Dollar Tree Stores Inc./(1)/                   1,823       59,813
SCANA Corp.                                    1,952       59,731
Centex Corp.                                   1,149       59,668
Pactiv Corp./(1)/                              2,973       59,519
Ashland Inc.                                   1,301       59,209
Rockwell International Corp.                   2,945       59,077
Brinker International Inc./(1)/                1,818       58,921
Citizens Communications Co./(1)/               5,474       58,845
Cytyc Corp./(1)/                               2,172       58,470
Republic Services Inc. "A"/(1)/                3,116       58,207
AvalonBay Communities Inc.                     1,166       58,067
Rational Software Corp./(1)/                   3,646       57,716
Conexant Systems Inc./(1)/                     4,784       57,647
Hibernia Corp. "A"                             2,991       57,128
Deluxe Corp.                                   1,233       57,039
Mercantile Bankshares Corp.                    1,311       56,714
CMS Energy Corp.                               2,495       56,462
Ross Stores Inc.                               1,487       56,253
Cablevision Systems Corp./(1)/                 1,645       55,930
Liz Claiborne Inc.                             1,968       55,812
Goodrich Co.                                   1,757       55,591
Sunoco Inc.                                    1,389       55,574
SEI Investment Co.                             1,295       55,439
Smurfit-Stone Container Corp./(1)/             3,232       55,396
Wendy's International Inc.                     1,582       55,338
Diebold Inc.                                   1,358       55,325
Manpower Inc.                                  1,422       55,287
Prologis Trust                                 2,355       54,989
D&B/(1)/                                       1,369       54,774
Intersil Corp. "A"/(1)/                        1,932       54,772
Amkor Technology Inc./(1)/                     2,445       54,548
Commerce Bancshares Inc.                       1,226       54,214
Watson Pharmaceuticals Inc./(1)/               1,995       54,045
AmeriCredit Corp./(1)/                         1,422       54,022
Beckman Coulter Inc.                           1,053       53,777
International Rectifier Corp./(1)/             1,182       53,675
Expeditors International Washington Inc.         877       53,497
Cephalon Inc./(1)/                               848       53,424
Lear Corp./(1)/                                1,120       53,312
Ceridian Corp./(1)/                            2,417       53,295
Fairchild Semiconductor International
  Corp. "A"/(1)/                               1,856       53,082
Boston Properties Inc.                         1,344       53,021
TMP Worldwide Inc./(1)/                        1,534       52,877
Bard (C.R.) Inc.                                 895       52,850
Northeast Utilities                            2,653       52,715
Abercrombie & Fitch Co. "A"/(1)/               1,711       52,699
Vishay Intertechnology Inc./(1)/               2,576       52,396
Human Genome Sciences Inc./(1)/                2,400       52,296
Hillenbrand Industries Inc.                      846       52,139
E*TRADE Group Inc./(1)/                        5,532       52,111
AdvancePCS/(1)/                                1,730       52,056
Tyson Foods Inc. "A"                           4,158       51,892
Arrow Electronics Inc./(1)/                    1,855       51,884
Gallagher (Arthur J.) & Co.                    1,582       51,842
International Flavors & Fragrances Inc.        1,472       51,476
Varian Medical Systems Inc./(1)/               1,258       51,452
Wisconsin Energy Corp.                         2,067       51,427
Lennar Corp.                                     974       51,388
Kimco Realty Corp.                             1,567       51,241
Host Marriott Corp.                            4,286       51,218
Sonoco Products Co.                            1,790       51,212
Certegy Inc./(1)/                              1,279       50,776
Mercury Interactive Corp./(1)/                 1,344       50,602
Allied Capital Corp.                           1,840       50,600
Amazon.com Inc./(1)/                           3,538       50,593
D.R. Horton Inc.                               1,342       50,593


Schedules of Investments                                                     171
iShares Russell Midcap Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Smithfield Foods Inc./(1)/                     1,936  $    50,530
Valley National Bancorp                        1,436       50,432
Bemis Co.                                        927       50,382
Park Place Entertainment Corp./(1)/            4,771       50,334
Dow Jones & Co. Inc.                             864       50,302
General Growth Properties Inc.                 1,136       50,211
Emulex Corp./(1)/                              1,520       50,054
Brown-Forman Corp. "B"                           687       49,986
Temple-Inland Inc.                               877       49,743
PMC-Sierra Inc./(1)/                           3,051       49,670
Trigon Healthcare Inc./(1)/                      672       49,607
Navistar International Corp.                   1,118       49,527
Westwood One Inc./(1)/                         1,282       49,165
Cooper Cameron Corp./(1)/                        958       48,963
Apogent Technologies Inc./(1)/                 1,981       48,891
Hispanic Broadcasting Corp./(1)/               1,676       48,805
ICN Pharmaceuticals Inc.                       1,519       48,228
Symbol Technologies Inc.                       4,290       48,220
Cypress Semiconductor Corp./(1)/               2,095       48,185
Nordstrom Inc.                                 1,965       48,143
First Virginia Banks Inc.                        895       47,999
DENTSPLY International Inc.                    1,295       47,993
Investment Technology Group Inc./(1)/            909       47,941
Bowater Inc.                                     959       47,758
Energy East Corp.                              2,194       47,720
Autodesk Inc.                                  1,022       47,717
Federated Investors Inc. "B"                   1,470       47,555
Outback Steakhouse Inc./(1)/                   1,327       47,467
Commerce Bancorp Inc.                          1,055       47,370
Lincare Holdings Inc./(1)/                     1,740       47,189
Neuberger Berman Inc.                          1,007       47,178
Scripps (E.W.) Co.                               574       47,137
Health Net Inc./(1)/                           1,714       47,032
Astoria Financial Corp.                        1,614       46,887
Associated Banc-Corp                           1,230       46,777
L-3 Communications Holdings Inc./(1)/            417       46,704
iStar Financial Inc.                           1,616       46,702
IVAX Corp./(1)/                                2,900       46,545
Triad Hospitals Inc./(1)/                      1,343       46,172
Investors Financial Services Corp.               605       46,010
Comverse Technology Inc./(1)/                  3,600       45,612
American Power Conversion Corp./(1)/           3,086       45,611
ALLETE Inc.                                    1,564       45,497
Manor Care Inc./(1)/                           1,935       45,086
Mohawk Industries Inc./(1)/                      750       45,068
Palm Inc./(1)/                                11,276       44,991
RF Micro Devices Inc./(1)/                     2,513       44,983
Brunswick Corp.                                1,645       44,941
NSTAR                                            991       44,932
Alliant Energy Corp.                           1,486       44,907
Bausch & Lomb Inc.                             1,007       44,882
Lamar Advertising Co./(1)/                     1,101       44,723
Harris Corp.                                   1,243       44,636
Polycom Inc./(1)/                              1,813       44,600
Tidewater Inc.                                 1,053       44,595
Allmerica Financial Corp.                        989       44,406
Liberty Property Trust                         1,373       44,279
XTO Energy Inc.                                2,207       44,250
Autoliv Inc.                                   1,822       44,165
MGM Mirage/(1)/                                1,216       44,056
Viad Corp.                                     1,567       43,876
Potomac Electric Power Co.                     1,877       43,828
Agere Systems Inc./(1)/                       11,241       43,727
Eaton Vance Corp.                              1,092       43,625
Valspar Corp. (The)                              927       43,625
Pall Corp.                                     2,128       43,603
UnionBanCal Corp.                                988       43,492
Semtech Corp./(1)/                             1,184       43,216
Whole Foods Market Inc./(1)/                     945       43,177
Cabot Corp.                                    1,166       42,967
ICOS Corp./(1)/                                  928       42,679
Foot Locker Inc./(1)/                          2,625       42,473
Hasbro Inc.                                    2,675       42,319
Fidelity National Financial Inc.               1,600       42,192
Humana Inc./(1)/                               3,117       42,173
Readers Digest Association Inc.
  (The) "A"                                    1,875       42,019
Coach Inc./(1)/                                  828       41,988
Andrx Group/(1)/                               1,103       41,848
CDW Computer Centers Inc./(1)/                   831       41,833
FirstMerit Corp.                               1,453       41,832
Storage Technology Corp./(1)/                  1,950       41,808
Applied Micro Circuits Corp./(1)/              5,213       41,704
Equitable Resources Inc.                       1,198       41,702
Gentex Corp./(1)/                              1,404       41,601
Conectiv                                       1,666       41,467
KPMG Consulting Inc./(1)/                      2,048       41,370
Pulte Homes Inc.                                 863       41,295
Noble Affiliates Inc.                          1,057       41,286
Fastenal Co.                                     545       41,049
Golden State Bancorp Inc.                      1,377       40,883


172                                   2002 iShares Annual Report to Shareholders
iShares Russell Midcap Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Waddell & Reed Financial Inc. "A"              1,341  $    40,874
CH Robinson Worldwide Inc.                     1,215       40,824
Visteon Corp.                                  2,463       40,763
Rowan Companies Inc./(1)/                      1,763       40,620
Energizer Holdings Inc./(1)/                   1,709       40,589
Avaya Inc./(1)/                                5,487       40,494
3Com Corp./(1)/                                6,609       40,381
PerkinElmer Inc.                               2,172       40,182
Tech Data Corp./(1)/                             875       40,154
Health Care Property Investors Inc.              990       40,145
MDU Resources Group Inc.                       1,294       40,114
Hospitality Properties Trust                   1,167       40,063
Omnicare Inc.                                  1,547       40,052
DaVita Inc./(1)/                               1,581       39,999
Patterson Dental Co./(1)/                        910       39,794
First Health Group Corp./(1)/                  1,647       39,742
Pride International Inc./(1)/                  2,498       39,718
Millipore Corp.                                  894       39,551
Washington Post Company (The) "B"                 65       39,457
Fulton Financial Corp.                         1,556       38,962
Valassis Communications Inc./(1)/              1,006       38,862
Vitesse Semiconductor Corp./(1)/               3,957       38,779
Pioneer Natural Resources Co./(1)/             1,733       38,629
National-Oilwell Inc./(1)/                     1,523       38,578
Martin Marietta Materials Inc.                   912       38,505
Nicor Inc.                                       844       38,444
Vertex Pharmaceuticals Inc./(1)/               1,376       38,335
Tektronix Inc./(1)/                            1,617       38,258
Williams-Sonoma Inc./(1)/                        831       38,218
Hormel Foods Corp.                             1,390       38,017
Alberto-Culver Co. "B"                           703       37,962
City National Corp.                              718       37,774
Patterson-UTI Energy Inc./(1)/                 1,265       37,621
Amphenol Corp. "A"/(1)/                          797       37,300
Helmerich & Payne Inc.                           927       37,163
OM Group Inc.                                    513       37,090
Snap-On Inc.                                   1,086       36,978
Protective Life Corp.                          1,180       36,792
Wilmington Trust Corp.                           545       36,684
Quintiles Transnational Corp./(1)/             2,065       36,654
Pentair Inc.                                     815       36,651
Questar Corp.                                  1,423       36,585
National Fuel Gas Co.                          1,492       36,330
Borders Group Inc./(1)/                        1,518       36,295
Enzon Inc./(1)/                                  813       36,008
Pacific Century Financial Corp.                1,380       35,963
Universal Health Services Inc. "B"/(1)/          864       35,640
Catellus Development Corp./(1)/                1,808       35,563
AMB Property Corp.                             1,293       35,557
OGE Energy Corp.                               1,473       35,308
Unitrin Inc.                                     877       35,255
Constellation Brands Inc./(1)/                   640       35,174
Security Capital Group Inc. "B"/(1)/           1,375       35,021
New Plan Excel Realty Trust                    1,745       34,987
Teleflex Inc.                                    638       34,879
Celgene Corp./(1)/                             1,407       34,823
Webster Financial Corp.                          926       34,660
Crescent Real Estate Equities Co.              1,781       34,551
Precision Castparts Corp.                        973       34,454
Cullen/Frost Bankers Inc.                        957       34,328
Belo Corp.                                     1,474       34,270
Sky Financial Group Inc.                       1,538       34,236
Roslyn Bancorp Inc.                            1,643       34,010
Invitrogen Corp./(1)/                            990       33,977
Puget Energy Inc.                              1,629       33,867
Herman Miller Inc.                             1,423       33,839
Continental Airlines Inc. "B"/(1)/             1,194       33,814
Rouse Co. (The)                                1,087       33,675
CarrAmerica Realty Corp.                       1,071       33,640
Mandalay Resort Group/(1)/                     1,089       33,432
Lubrizol Corp.                                   960       33,398
Allied Waste Industries Inc./(1)/              2,561       33,293
Advent Software Inc./(1)/                        561       33,189
Sybase Inc./(1)/                               1,891       33,036
Boise Cascade Corp.                              910       32,978
Iron Mountain Inc./(1)/                        1,039       32,957
Lyondell Chemical Co.                          1,982       32,921
Vectren Corp.                                  1,281       32,909
Broadwing Inc./(1)/                            4,670       32,643
Transatlantic Holdings Inc.                      397       32,602
DeVry Inc./(1)/                                1,070       32,239
Diamond Offshore Drilling Inc.                 1,024       32,010
Krispy Kreme Doughnuts Inc./(1)/                 780       31,863
Pogo Producing Co.                             1,005       31,859
Medicis Pharmaceutical Corp. "A"/(1)/            574       31,857
Micrel Inc./(1)/                               1,249       31,500
Peregrine Systems Inc./(1)/                    3,300       31,416
Alkermes Inc./(1)/                             1,200       31,272
HON Industries Inc.                            1,100       31,251
Cabot Microelectronics Corp./(1)/                460       31,119


Schedules of Investments                                                     173
iShares Russell Midcap Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares        Value
-----------------------------------------------------------------
COMMON STOCKS (continued)
-----------------------------------------------------------------
Clayton Homes Inc.                             1,853  $    31,038
KEMET Corp./(1)/                               1,597       30,934
WebMD Corp./(1)/                               4,023       30,897
Arden Realty Inc.                              1,087       30,871
CNF Inc.                                         927       30,582
Barr Laboratories Inc./(1)/                      464       30,540
Meredith Corp.                                   718       30,522
Big Lots Inc.                                  2,146       30,151
Reynolds & Reynolds Co. (The) "A"              1,005       30,150
United States Steel Corp.                      1,661       30,147
Markel Corp./(1)/                                148       30,119
Cummins Inc.                                     637       30,086
Saks Inc./(1)/                                 2,286       30,061
Parametric Technology Corp./(1)/               4,960       29,958
Hubbell Inc. "B"                                 909       29,906
Jacobs Engineering Group Inc./(1)/               416       29,657
Lattice Semiconductor Corp./(1)/               1,679       29,433
Advanced Fibre Communications Inc./(1)/        1,532       29,399
Six Flags Inc./(1)/                            1,634       29,183
Polo Ralph Lauren Corp./(1)/                     992       28,947
Service Corp. International/(1)/               5,438       28,821
Great Plains Energy Inc.                       1,150       28,693
Protein Design Labs Inc./(1)/                  1,665       28,521
Sepracor Inc./(1)/                             1,469       28,499
IDACORP Inc.                                     703       28,472
ImClone Systems Inc./(1)/                      1,151       28,349
Old National Bancorp                           1,156       28,299
Washington Federal Inc.                        1,181       28,273
Acxiom Corp./(1)/                              1,648       28,247
Henry Schein Inc./(1)/                           639       28,148
Mack-Cali Realty Corp.                           810       28,091
MONY Group Inc. (The)                            695       28,022
Callaway Golf Co.                              1,454       27,989
Coors (Adolf) Company "B"                        413       27,865
SanDisk Corp./(1)/                             1,277       27,711
Abgenix Inc./(1)/                              1,458       27,542
i2 Technologies Inc./(1)/                      5,427       27,461
HCC Insurance Holdings Inc.                      975       27,251
Barnes & Noble Inc./(1)/                         878       27,209
Entercom Communications Corp./(1)/               494       27,106
Henry (Jack) & Associates Inc.                 1,214       26,927
Hanover Compressor Co./(1)/                    1,491       26,823
Mettler Toledo International Inc./(1)/           591       26,749
Freeport-McMoRan Copper & Gold Inc./(1)/       1,518       26,747
Grant Prideco Inc./(1)/                        1,950       26,676
Radio One Inc. "D"/(1)/                        1,294       26,656
Crane Co.                                        974       26,629
Newfield Exploration Co./(1)/                    719       26,596
Hercules Inc./(1)/                             1,996       26,567
DoubleClick Inc./(1)/                          2,207       26,462
Axcelis Technologies Inc./(1)/                 1,842       26,341
OSI Pharmaceuticals Inc./(1)/                    671       26,270
Varco International Inc./(1)/                  1,306       26,251
Applera Corp. - Celera Genomics Group/(1)/     1,276       26,222
Rite Aid Corp./(1)/                            7,478       25,874
AK Steel Holding Corp.                         1,805       25,811
Pharmaceutical Product Development
  Inc./(1)/                                      734       25,580
McClatchy Co. (The) "A"                          429       25,470
Reebok International Ltd./(1)/                   942       25,462
Lafarge North America Inc.                       588       25,425
Mentor Graphics Corp./(1)/                     1,199       25,347
Crown Castle International Corp./(1)/          3,829       25,310
LaBranche & Co. Inc./(1)/                        815       25,306
Payless ShoeSource Inc./(1)/                     413       25,214
CSG Systems International Inc./(1)/              880       25,054
Catalina Marketing Corp./(1)/                    671       24,491
Maxtor Corp./(1)/                              3,517       24,443
GATX Corp.                                       767       24,391
ResMed Inc./(1)/                                 604       24,239
Harte-Hanks Inc.                                 766       24,236
Massey Energy Co.                              1,426       24,099
Leucadia National Corp.                          672       24,024
Charter Communications Inc./(1)/               2,127       24,014
Winn-Dixie Stores Inc.                         1,488       23,868
Cirrus Logic Inc./(1)/                         1,264       23,852
Adelphia Communications Corp. "A"/(1)/         1,585       23,616
Allegheny Technologies Inc.                    1,425       23,569
Quantum Corp./(1)/                             2,927       23,299
International Speedway Corp. "A"                 509       23,261
SkyWest Inc.                                     929       23,160
Retek Inc./(1)/                                  880       23,100
Neiman-Marcus Group Inc. "A"/(1)/                669       23,047
American Financial Group Inc.                    801       23,005
Steelcase Inc.                                 1,373       22,998
American Eagle Outfitters Inc./(1)/              927       22,962


174                                   2002 iShares Annual Report to Shareholders
iShares Russell Midcap Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
PepsiAmericas Inc.                             1,584  $    22,841
National Instruments Corp./(1)/                  543       22,708
Western Resources Inc.                         1,310       22,467
Level 3 Communications Inc./(1)/               6,305       22,446
Medarex Inc./(1)/                              1,377       22,210
Monsanto Co.                                     703       22,208
Cerner Corp./(1)/                                465       22,185
Mercury General Corp.                            477       22,181
Gateway Inc./(1)/                              3,489       22,050
Ethan Allen Interiors Inc.                       576       21,923
Cablevision Systems Corporation-Rainbow
  Media Group/(1)/                               877       21,644
Hudson City Bancorp Inc.                         666       21,618
Openwave Systems Inc./(1)/                     3,364       21,395
Conseco Inc./(1)/                              5,834       21,119
Extreme Networks Inc./(1)/                     2,001       20,810
Affymetrix Inc./(1)/                             718       20,808
Shaw Group Inc. (The)/(1)/                       755       20,763
AVX Corp.                                        988       20,689
Trustmark Corp.                                  815       20,587
Manugistics Group Inc./(1)/                      958       20,578
Macrovision Corp./(1)/                           766       20,414
Great Lakes Chemical Corp.                       720       20,282
United Rentals Inc./(1)/                         738       20,280
Extended Stay America Inc./(1)/                1,156       20,114
Cox Radio Inc. "A"/(1)/                          705       20,022
Ingram Micro Inc. "A"/(1)/                     1,209       20,009
Orthodontic Centers of America Inc./(1)/         720       19,879
UTStarcom Inc./(1)/                              751       19,699
Solutia Inc.                                   2,257       19,636
American Tower Corp./(1)/                      3,593       19,438
Ariba Inc./(1)/                                4,269       19,339
Nationwide Financial Services Inc.               447       19,132
Tootsie Roll Industries Inc.                     413       18,994
Community Health Systems Inc./(1)/               844       18,661
Cree Inc./(1)/                                 1,358       18,510
SICOR Inc./(1)/                                1,071       18,293
FMC Corp./(1)/                                   432       18,109
Total System Services Inc.                       718       18,058
Packaging Corp. of America/(1)/                  912       18,048
Finisar Corp./(1)/                             2,335       17,980
American National Insurance Co.                  190       17,955
FMC Technologies Inc./(1)/                       895       17,837
Northwest Airlines Corp. "A"/(1)/                914       17,430
CheckFree Corp./(1)/                           1,131       17,338
Primedia Inc./(1)/                             5,398       17,112
Vignette Corp./(1)/                            4,972       17,104
Talbots Inc. (The)                               480       16,992
UAL Corp.                                      1,021       16,683
Provident Financial Group Inc.                   575       16,560
Exult Inc./(1)/                                1,517       16,550
Black Hills Corp.                                494       16,539
Internet Security Systems Inc./(1)/              718       16,406
Wind River Systems Inc./(1)/                   1,202       16,335
Timberland Co. "A"/(1)/                          385       16,266
Reliant Resources Inc./(1)/                      958       16,200
Enterasys Networks Inc./(1)/                   3,825       16,180
CNA Financial Corp./(1)/                         541       16,068
John Nuveen Co. "A"                              289       15,938
Alleghany Corp./(1)/                              84       15,682
Riverstone Networks Inc./(1)/                  2,574       15,444
Insight Communications Co. Inc./(1)/             736       15,419
Ameritrade Holding Corp. "A"/(1)/              2,372       15,394
St. Joe Co. (The)                                510       15,300
Forest Oil Corp./(1)/                            510       15,106
EarthLink Inc./(1)/                            1,485       15,073
Erie Indemnity Co. "A"                           369       15,011
Myriad Genetics Inc./(1)/                        445       14,912
Emmis Communications Corp./(1)/                  556       14,867
Ticketmaster "B"/(1)/                            495       14,642
Arch Coal Inc.                                   672       14,367
Blockbuster Inc.                                 587       13,777
WorldCom Inc. - MCI Group                      2,319       13,705
TIBCO Software Inc./(1)/                       1,148       13,500
ONI Systems Inc./(1)/                          2,146       13,241
Micromuse Inc./(1)/                            1,494       13,087
Viasys Healthcare Inc./(1)/                      579       13,022
Western Wireless Corp. "A"/(1)/                1,447       12,647
Metro-Goldwyn-Mayer Inc./(1)/                    748       12,432
Mykrolis Corp./(1)/                              805       12,308
Expedia Inc. "A"/(1)/                            176       12,292
CNET Networks Inc./(1)/                        2,238       12,264
Foundry Networks Inc./(1)/                     1,704       12,252
CuraGen Corp./(1)/                               752       12,077
Sycamore Networks Inc./(1)/                    3,026       11,953
Metris Companies Inc.                            591       11,820
Pixar Inc./(1)/                                  321       11,813
United States Cellular Corp./(1)/                288       11,808
U.S. Airways Group Inc./(1)/                   1,814       11,700


Schedules of Investments                                                     175
iShares Russell Midcap Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
RealNetworks Inc./(1)/                         1,666  $    11,695
Knight Trading Group Inc./(1)/                 1,626       11,610
BlackRock Inc./(1)/                              257       11,462
NRG Energy Inc./(1)/                             944       11,385
People's Bank                                    461       11,364
Global Industries Ltd./(1)/                    1,199       11,187
West Corp./(1)/                                  351       11,106
21st Century Insurance Group                     589       10,655
Entravision Communications Corp./(1)/            718       10,626
Imagistics International Inc./(1)/               664       10,558
PanAmSat Corp./(1)/                              461       10,534
Reinsurance Group of America Inc.                335       10,489
Tekelec/(1)/                                     898       10,291
Consol Energy Inc.                               384       10,080
Priority Healthcare Corp. "B"/(1)/               384        9,988
Redback Networks Inc./(1)/                     2,877        9,782
Quest Software Inc./(1)/                         642        9,701
RSA Security Inc./(1)/                         1,075        9,675
Hollinger International Inc.                     702        9,203
Inhale Therapeutic Systems Inc./(1)/             865        9,126
Transmeta Corp./(1)/                           2,313        8,974
Power-One Inc./(1)/                            1,086        8,883
Informatica Corp./(1)/                         1,213        8,782
Interwoven Inc./(1)/                           1,752        8,760
Oakley Inc./(1)/                                 477        8,538
Mediacom Communications Corp./(1)/               609        8,532
Hotel Reservations Network Inc. "A"/(1)/         144        8,486
Peabody Energy Corp.                             288        8,338
Corvis Corp./(1)/                              6,580        8,218
Quanta Services Inc./(1)/                        461        7,971
CMGI Inc./(1)/                                 5,833        7,875
Travelocity.com Inc./(1)/                        276        7,720
StorageNetworks Inc./(1)/                      2,175        7,591
BroadVision Inc./(1)/                          4,374        7,567
University of Phoenix Online/(1)/                173        7,238
Columbia Sportswear Co./(1)/                     210        7,046
Weis Markets Inc.                                208        6,313
Wesco Financial Corp.                             20        6,252
Nextel Partners Inc. "A"/(1)/                    975        5,870
Hearst-Argyle Television Inc./(1)/               236        5,836
Global Power Equipment Group Inc./(1)/           428        5,337
McDATA Corp. "A"/(1)/                            350        4,155
Instinet Group Inc./(1)/                         611        3,978
Tellium Inc./(1)/                              1,571        3,629
Infonet Services Corp. "B" ADR/(1)/            1,541        3,406
Plug Power Inc./(1)/                             320        3,318
Valhi Inc.                                       127        1,429
Inrange Technologies Corp./(1)/                  142        1,147
McLeodUSA Inc. "A"/(1)/                        3,687          664
-----------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $47,334,202)                                    48,661,340
-----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 5.26%
-----------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                     1,494,028    1,494,028
Dreyfus Money Market Fund                    455,791      455,791
Goldman Sachs Financial Square Prime
  Obligation Fund                            142,112      142,112
Providian Temp Cash Money Market Fund        474,022      474,022
-----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $2,565,953)                                      2,565,953
-----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 105.10%
(Cost $49,900,155)                                     51,227,293
-----------------------------------------------------------------

Other Assets, Less Liabilities -- (5.10%)              (2,486,313)
-----------------------------------------------------------------

NET ASSETS -- 100.00%                                 $48,740,980
=================================================================
/(1)/ Non-income earning securities.

See notes to financial statements.

176                                   2002 iShares Annual Report to Shareholders
iShares Russell Midcap Growth Index Fund
Schedule of Investments
March 31, 2002


Security                                        Shares        Value
-------------------------------------------------------------------

COMMON STOCKS - 99.93%
-------------------------------------------------------------------
USA Education Inc.                              13,595  $ 1,329,591
Guidant Corp./(1)/                              26,428    1,144,861
Best Buy Co. Inc./(1)/                          14,442    1,143,806
KLA-Tencor Corp./(1)/                           16,237    1,079,760
Interpublic Group of Companies Inc.             29,439    1,009,169
TJX Companies Inc.                              23,647      946,116
Bed Bath & Beyond Inc./(1)/                     25,184      849,960
MedImmune Inc./(1)/                             21,482      844,887
Immunex Corp./(1)/                              27,759      839,987
Adobe Systems Inc.                              20,537      827,436
SunGard Data Systems Inc./(1)/                  24,241      799,226
Starbucks Corp./(1)/                            33,122      766,112
Fiserv Inc./(1)/                                16,469      757,409
Genzyme Corp. - General Division/(1)/           17,296      755,316
Stryker Corp./(1)/                              11,687      705,077
Altera Corp./(1)/                               31,363      685,909
Electronic Arts Inc./(1)/                       11,016      669,773
Novellus Systems Inc./(1)/                      11,801      638,906
Lexmark International Inc. "A"/(1)/             11,170      638,701
Biomet Inc.                                     23,414      633,583
Biogen Inc./(1)/                                12,731      624,583
Teradyne Inc./(1)/                              15,801      623,033
IDEC Pharmaceuticals Corp./(1)/                  9,684      622,681
Univision Communications Inc./(1)/              14,536      610,512
Staples Inc./(1)/                               30,521      609,504
Gilead Sciences Inc./(1)/                       16,768      603,480
Broadcom Corp. "A"/(1)/                         16,805      603,299
King Pharmaceuticals Inc./(1)/                  16,377      573,359
IMS Health Inc.                                 25,165      564,954
Yahoo! Inc./(1)/                                30,231      558,367
VeriSign Inc./(1)/                              20,365      549,855
Sabre Holdings Corp./(1)/                       11,571      540,481
St. Jude Medical Inc./(1)/                       6,924      534,187
Millennium Pharmaceuticals Inc./(1)/            23,932      533,932
Network Appliance Inc./(1)/                     25,276      515,125
Brocade Communications
  Systems Inc./(1)/                             19,021      513,567
Danaher Corp.                                    7,182      510,066
Symantec Corp./(1)/                             12,308      507,213
Synovus Financial Corp.                         16,515      503,377
Quest Diagnostics Inc./(1)/                      6,075      503,314
Cintas Corp.                                    10,026      499,896
Cadence Design Systems Inc./(1)/                21,205      479,445
Microchip Technology Inc./(1)/                  11,424      477,866
Moody's Corp.                                   11,574      475,691
BJ Services Co./(1)/                            13,592      468,516
RadioShack Corp.                                15,546      467,002
Ecolab Inc.                                     10,192      465,978
Nabors Industries Inc./(1)/                     10,810      456,722
International Game Technology/(1)/               7,201      448,766
Tiffany & Co.                                   12,561      446,544
Affiliated Computer Services Inc. "A"/(1)/       7,910      443,988
Convergys Corp./(1)/                            14,951      442,101
Family Dollar Stores Inc.                       12,948      433,887
Sanmina-SCI Corp./(1)/                          36,180      425,115
Applera Corp. - Applied
  Biosystems Group                              18,302      409,050
Intuit Inc./(1)/                                10,554      404,851
Apollo Group Inc. "A"/(1)/                       7,546      404,088
Noble Drilling Corp./(1)/                        9,746      403,387
Laboratory Corp. of America Holdings/(1)/        4,163      399,065
NVIDIA Corp./(1)/                                8,996      399,063
QLogic Corp./(1)/                                8,050      398,636
Robert Half International Inc./(1)/             13,364      394,505
Express Scripts Inc. "A"/(1)/                    6,778      390,345
Newmont Mining Corp.                            14,052      389,100
Caremark Rx Inc./(1)/                           19,517      380,581
Dollar General Corp.                            23,324      379,715
Equifax Inc.                                    12,459      372,524
AmerisourceBergen Corp.                          5,406      369,230
Pepsi Bottling Group Inc.                       13,638      352,815
Chiron Corp./(1)/                                7,565      347,158
American Standard Companies Inc./(1)/            4,827      341,510
BISYS Group Inc. (The)/(1)/                      9,580      337,695
Weatherford International Inc./(1)/              6,903      328,790
Sealed Air Corp./(1)/                            6,879      323,863
Lam Research Corp./(1)/                         10,972      321,699
Oxford Health Plans Inc./(1)/                    7,611      318,064
Waters Corp./(1)/                               11,340      317,180
Scientific-Atlanta Inc.                         13,590      313,929
Jabil Circuit Inc./(1)/                         13,295      312,831
Advanced Micro Devices Inc./(1)/                21,251      312,602
Block (H & R) Inc.                               6,968      309,728
ChoicePoint Inc./(1)/                            5,371      309,370
Wrigley (William Jr.) Co.                        5,659      301,681
Burlington Resources Inc.                        7,271      291,494
Smith International Inc./(1)/                    4,299      291,257
Synopsys Inc./(1)/                               5,243      289,204
Integrated Device Technology Inc./(1)/           8,601      285,897
Kellogg Co.                                      8,487      284,909


Schedules of Investments                                                     177
iShares Russell Midcap Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares        Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Citrix Systems Inc./(1)/                        16,208  $   280,074
Dollar Tree Stores Inc./(1)/                     8,441      276,949
BJ's Wholesale Club Inc./(1)/                    6,178      276,157
ENSCO International Inc.                         9,076      273,551
Cytyc Corp./(1)/                                10,154      273,346
DST Systems Inc./(1)/                            5,381      267,974
Rational Software Corp./(1)/                    16,861      266,910
EOG Resources Inc.                               6,553      265,790
SEI Investment Co.                               6,028      258,059
Estee Lauder Companies Inc. "A"                  7,516      256,747
Murphy Oil Corp.                                 2,668      256,128
Intersil Corp. "A"/(1)/                          8,949      253,704
UST Inc.                                         6,440      250,709
AmeriCredit Corp./(1)/                           6,580      249,974
BMC Software Inc./(1)/                          12,851      249,952
International Rectifier Corp./(1)/               5,498      249,664
Expeditors International
  Washington Inc.                                4,071      248,331
Fairchild Semiconductor International
  Corp. "A"/(1)/                                 8,648      247,333
Watson Pharmaceuticals Inc./(1)/                 9,126      247,223
Jones Apparel Group Inc./(1)/                    7,012      245,069
TMP Worldwide Inc./(1)/                          7,105      244,909
Abercrombie & Fitch Co. "A"/(1)/                 7,881      242,735
Human Genome Sciences Inc./(1)/                 11,085      241,542
AdvancePCS/(1)/                                  8,025      241,472
Gallagher (Arthur J.) & Co.                      7,339      240,499
Varian Medical Systems Inc./(1)/                 5,840      238,856
Mercury Interactive Corp./(1)/                   6,280      236,442
Amazon.com Inc./(1)/                            16,470      235,521
PMC-Sierra Inc./(1)/                            14,376      234,041
Emulex Corp./(1)/                                7,040      231,827
Avery Dennison Corp.                             3,726      227,398
Cephalon Inc./(1)/                               3,587      225,981
Symbol Technologies Inc.                        19,846      223,069
Cooper Cameron Corp./(1)/                        4,359      222,788
Federated Investors Inc. "B"                     6,811      220,336
Certegy Inc./(1)/                                5,521      219,184
L-3 Communications Holdings Inc./(1)/            1,953      218,736
Investment Technology Group Inc./(1)/            4,129      217,763
Lincare Holdings Inc./(1)/                       7,975      216,282
IVAX Corp./(1)/                                 13,433      215,600
Telephone & Data Systems Inc.                    2,435      214,889
Investors Financial Services Corp.               2,780      211,419
Knight Ridder Inc.                               3,058      210,054
AutoZone Inc./(1)/                               3,034      208,891
RF Micro Devices Inc./(1)/                      11,593      207,515
Comverse Technology Inc./(1)/                   16,189      205,115
XTO Energy Inc.                                 10,167      203,848
Eaton Vance Corp.                                5,061      202,187
Eaton Corp.                                      2,460      199,211
Whole Foods Market Inc./(1)/                     4,346      198,569
ICOS Corp./(1)/                                  4,299      197,711
Applied Micro Circuits Corp./(1)/               24,679      197,432
Compuware Corp./(1)/                            15,205      196,297
Semtech Corp./(1)/                               5,372      196,078
Maytag Corp.                                     4,417      195,452
Andrx Group/(1)/                                 5,109      193,835
Coach Inc./(1)/                                  3,816      193,509
Gentex Corp./(1)/                                6,509      192,862
Health Management Associates
  Inc. "A"/(1)/                                  9,249      191,732
Amkor Technology Inc./(1)/                       8,533      190,371
CH Robinson Worldwide Inc.                       5,660      190,176
CDW Computer Centers Inc./(1)/                   3,764      189,480
Waddell & Reed Financial Inc. "A"                6,212      189,342
Fastenal Co.                                     2,510      189,053
Beckman Coulter Inc.                             3,680      187,938
LSI Logic Corp./(1)/                            10,997      186,949
Avaya Inc./(1)/                                 25,157      185,659
Polycom Inc./(1)/                                7,524      185,090
PerkinElmer Inc.                                 9,999      184,982
First Health Group Corp./(1)/                    7,662      184,884
Millipore Corp.                                  4,143      183,286
Patterson Dental Co./(1)/                        4,175      182,573
Apache Corp.                                     3,196      181,788
Vertex Pharmaceuticals Inc./(1)/                 6,460      179,976
National Semiconductor Corp./(1)/                5,334      179,702
Atmel Corp./(1)/                                17,618      178,647
National-Oilwell Inc./(1)/                       7,015      177,690
Ocean Energy Inc.                                8,834      174,825
USA Networks Inc./(1)/                           5,477      174,004
Network Associates Inc./(1)/                     7,177      173,683
Patterson-UTI Energy Inc./(1)/                   5,821      173,117
Williams-Sonoma Inc./(1)/                        3,764      173,106
Amphenol Corp. "A"/(1)/                          3,679      172,177
WellPoint Health Networks Inc./(1)/              2,648      168,598
Enzon Inc./(1)/                                  3,723      164,892
Agere Systems Inc./(1)/                         42,196      164,142
Celgene Corp./(1)/                               6,552      162,162


178                                   2002 iShares Annual Report to Shareholders
iShares Russell Midcap Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares        Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Vitesse Semiconductor Corp./(1)/                16,490  $   161,602
Invitrogen Corp./(1)/                            4,601      157,906
Herman Miller Inc.                               6,598      156,900
Rowan Companies Inc./(1)/                        6,627      152,686
Advent Software Inc./(1)/                        2,579      152,574
Krispy Kreme Doughnuts Inc./(1)/                 3,613      147,591
Alkermes Inc./(1)/                               5,612      146,249
DENTSPLY International Inc.                      3,946      146,239
DeVry Inc./(1)/                                  4,845      145,980
Micrel Inc./(1)/                                 5,748      144,965
Barr Laboratories Inc./(1)/                      2,162      142,303
Cabot Microelectronics Corp./(1)/                2,091      141,456
Palm Inc./(1)/                                  35,407      141,274
Peregrine Systems Inc./(1)/                     14,800      140,896
Cypress Semiconductor Corp./(1)/                 6,028      138,644
Lattice Semiconductor Corp./(1)/                 7,822      137,120
Parametric Technology Corp./(1)/                22,464      135,683
Neuberger Berman Inc.                            2,896      135,678
Limited Inc. (The)                               7,415      132,730
Hispanic Broadcasting Corp./(1)/                 4,555      132,642
Sybase Inc./(1)/                                 7,564      132,143
ImClone Systems Inc./(1)/                        5,339      131,500
DaVita Inc./(1)/                                 5,176      130,953
Protein Design Labs Inc./(1)/                    7,633      130,753
Mylan Laboratories Inc.                          4,438      130,743
Plum Creek Timber Co. Inc.                       4,370      129,833
Citizens Communications Co./(1)/                11,982      128,806
Abgenix Inc./(1)/                                6,737      127,262
Axcelis Technologies Inc./(1)/                   8,884      127,041
McKesson Corp.                                   3,382      126,588
Henry (Jack) & Associates Inc.                   5,634      124,962
Freeport-McMoRan Copper & Gold Inc./(1)/         7,085      124,838
KPMG Consulting Inc./(1)/                        6,164      124,513
Hanover Compressor Co./(1)/                      6,897      124,077
Mettler Toledo International Inc./(1)/           2,717      122,971
i2 Technologies Inc./(1)/                       24,275      122,831
OSI Pharmaceuticals Inc./(1)/                    3,127      122,422
Molex Inc.                                       3,427      118,814
Sepracor Inc./(1)/                               6,097      118,282
Mentor Graphics Corp./(1)/                       5,590      118,173
ICN Pharmaceuticals Inc.                         3,703      117,570
LaBranche & Co. Inc./(1)/                        3,772      117,121
Kinder Morgan Inc.                               2,418      117,104
Pharmaceutical Product Development Inc./(1)/     3,356      116,957
Marriott International Inc. "A"                  2,596      116,690
CSG Systems International Inc./(1)/              4,070      115,873
Boston Scientific Corp./(1)/                     4,601      115,439
DoubleClick Inc./(1)/                            9,568      114,720
Conexant Systems Inc./(1)/                       9,520      114,716
Catalina Marketing Corp./(1)/                    3,106      113,369
ResMed Inc./(1)/                                 2,803      112,484
Allied Capital Corp.                             4,068      111,870
Newfield Exploration Co./(1)/                    3,013      111,451
Devon Energy Corp.                               2,301      111,069
Dow Jones & Co. Inc.                             1,886      109,803
Retek Inc./(1)/                                  4,160      109,200
E*TRADE Group Inc./(1)/                         11,590      109,178
Medicis Pharmaceutical Corp. "A"/(1)/            1,954      108,447
American Eagle Outfitters Inc./(1)/              4,326      107,155
National Instruments Corp./(1)/                  2,505      104,759
Pride International Inc./(1)/                    6,534      103,891
Tidewater Inc.                                   2,417      102,360
Archstone-Smith Trust                            3,796      101,695
Medarex Inc./(1)/                                6,305      101,693
SPX Corp./(1)/                                     713      100,947
Iron Mountain Inc./(1)/                          3,059       97,031
Affymetrix Inc./(1)/                             3,337       96,706
Hershey Foods Corp.                              1,400       95,956
Manugistics Group Inc./(1)/                      4,463       95,865
Pitney Bowes Inc.                                2,234       95,615
Macrovision Corp./(1)/                           3,585       95,540
Shaw Group Inc. The/(1)/                         3,473       95,508
Extreme Networks Inc./(1)/                       9,084       94,474
McCormick & Co. Inc.                             1,837       93,926
Varco International Inc./(1)/                    4,667       93,807
Coca-Cola Enterprises Inc.                       4,988       93,675
Diamond Offshore Drilling Inc.                   2,966       92,717
Orthodontic Centers of America Inc./(1)/         3,358       92,714
ADC Telecommunications Inc./(1)/                22,685       92,328
Cox Radio Inc. "A"/(1)/                          3,241       92,044
Cerner Corp./(1)/                                1,912       91,222
Universal Health Services Inc. "B"/(1)/          2,210       91,163
Cirrus Logic Inc./(1)/                           4,735       89,349
Community Health Systems Inc./(1)/               3,890       86,008
Cree Inc./(1)/                                   6,303       85,910
SICOR Inc./(1)/                                  4,923       84,085
Finisar Corp./(1)/                              10,903       83,953
SkyWest Inc.                                     3,336       83,166


Schedules of Investments                                                     179
iShares Russell Midcap Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares        Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Quintiles Transnational Corp./(1)/               4,601  $    81,668
Total System Services Inc.                       3,243       81,561
CheckFree Corp./(1)/                             5,268       80,758
Apogent Technologies Inc./(1)/                   3,242       80,013
Storage Technology Corp./(1)/                    3,729       79,950
Exult Inc./(1)/                                  7,082       77,265
Internet Security Systems Inc./(1)/              3,336       76,228
SanDisk Corp./(1)/                               3,460       75,082
Wind River Systems Inc./(1)/                     5,476       74,419
Black & Decker Corp.                             1,588       73,906
Timberland Co. "A"/(1)/                          1,749       73,895
Primedia Inc./(1)/                              22,561       71,518
Ameritrade Holding Corp. "A"/(1)/               11,017       71,500
Rite Aid Corp./(1)/                             20,612       71,318
Talbots Inc. (The)                               2,004       70,942
Northrop Grumman Corp.                             622       70,317
3Com Corp./(1)/                                 11,272       68,872
Myriad Genetics Inc./(1)/                        2,045       68,528
WebMD Corp./(1)/                                 8,829       67,807
Advanced Fibre Communications Inc./(1)/          3,495       67,069
Allied Waste Industries Inc./(1)/                5,081       66,053
Rockwell Collins Inc.                            2,600       65,572
Tootsie Roll Industries Inc.                     1,424       65,470
FMC Technologies Inc./(1)/                       3,246       64,693
Metris Companies Inc.                            2,942       58,840
BlackRock Inc./(1)/                              1,299       57,935
CuraGen Corp./(1)/                               3,565       57,254
Micromuse Inc./(1)/                              6,518       57,098
TIBCO Software Inc./(1)/                         4,764       56,025
Foundry Networks Inc./(1)/                       7,728       55,564
RealNetworks Inc./(1)/                           7,828       54,953
Expedia Inc. "A"/(1)/                              785       54,824
Triad Hospitals Inc./(1)/                        1,585       54,492
Dover Corp.                                      1,313       53,833
Pixar Inc./(1)/                                  1,446       53,213
Crown Castle International Corp./(1)/            8,007       52,926
Pogo Producing Co.                               1,630       51,671
Western Wireless Corp. "A"/(1)/                  5,877       51,365
Brinker International Inc./(1)/                  1,576       51,078
West Corp./(1)/                                  1,590       50,308
NRG Energy Inc./(1)/                             4,126       49,760
Commerce Bancorp Inc.                            1,106       49,659
Mohawk Industries Inc./(1)/                        800       48,072
Darden Restaurants Inc.                          1,170       47,490
NCR Corp./(1)/                                   1,055       47,211
Consol Energy Inc.                               1,792       47,040
Callaway Golf Co.                                2,438       46,931
Tekelec/(1)/                                     4,050       46,413
Level 3 Communications Inc./(1)/                12,951       46,106
Openwave Systems Inc./(1)/                       7,061       44,908
Power-One Inc./(1)/                              5,382       44,025
Priority Healthcare Corp. "B"/(1)/               1,692       44,009
Quest Software Inc./(1)/                         2,895       43,743
Mykrolis Corp./(1)/                              2,802       42,843
Vulcan Materials Co.                               896       42,596
Riverstone Networks Inc./(1)/                    7,059       42,354
Informatica Corp./(1)/                           5,725       41,449
American Tower Corp./(1)/                        7,624       41,246
Inhale Therapeutic Systems Inc./(1)/             3,907       41,219
Ariba Inc./(1)/                                  9,017       40,847
Kerr-McGee Corp.                                   646       40,601
Northwest Airlines Corp. "A"/(1)/                2,121       40,447
Redback Networks Inc./(1)/                      11,859       40,321
Interwoven Inc./(1)/                             8,002       40,010
Oakley Inc./(1)/                                 2,229       39,899
Hotel Reservations Network Inc. "A"/(1)/           666       39,247
Forest Oil Corp./(1)/                            1,313       38,891
Tech Data Corp./(1)/                               828       37,997
Time Warner Telecom Inc. "A"/(1)/                6,243       37,957
WorldCom Inc. - MCI Group                        6,326       37,387
Solutia Inc.                                     4,293       37,349
ONI Systems Inc./(1)/                            6,002       37,032
Sonus Networks Inc./(1)/                        13,865       36,326
University of Phoenix Online/(1)/                  861       36,024
Harris Corp.                                       992       35,623
Transmeta Corp./(1)/                             9,012       34,967
Vishay Intertechnology Inc./(1)/                 1,705       34,680
BroadVision Inc./(1)/                           19,939       34,494
Knight Trading Group Inc./(1)/                   4,829       34,479
Vignette Corp./(1)/                              9,890       34,022
Harrah's Entertainment Inc./(1)/                   737       32,620
Viasys Healthcare Inc./(1)/                      1,449       32,588
Viad Corp.                                       1,129       31,612
Columbia Sportswear Co./(1)/                       923       30,967
EarthLink Inc./(1)/                              3,038       30,836
Corvis Corp./(1)/                               24,309       30,362
Autodesk Inc.                                      647       30,208
Maxtor Corp./(1)/                                4,186       29,093
Arch Coal Inc.                                   1,335       28,542
International Speedway Corp. "A"                   622       28,425


180                                   2002 iShares Annual Report to Shareholders
iShares Russell Midcap Growth Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares        Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Stilwell Financial Inc.                          1,129  $    27,649
CNET Networks Inc./(1)/                          4,941       27,077
Travelocity.com Inc./(1)/                          948       26,516
Omnicare Inc.                                      989       25,605
RSA Security Inc./(1)/                           2,837       25,533
Ticketmaster "B"/(1)/                              852       25,202
Outback Steakhouse Inc./(1)/                       702       25,111
Sycamore Networks Inc./(1)/                      6,189       24,447
Metro-Goldwyn-Mayer Inc./(1)/                    1,404       23,334
StorageNetworks Inc./(1)/                        6,657       23,233
Peabody Energy Corp.                               782       22,639
Acxiom Corp./(1)/                                1,313       22,505
Jacobs Engineering Group Inc./(1)/                 299       21,316
Nike Inc. "B"                                      348       20,883
Entravision Communications Corp./(1)/            1,382       20,454
McDATA Corp. "A"/(1)/                            1,653       19,621
John Nuveen Co. "A"                                346       19,082
Unisys Corp./(1)/                                1,495       18,882
Henry Schein Inc./(1)/                             411       18,105
Grant Prideco Inc./(1)/                          1,308       17,893
United States Cellular Corp./(1)/                  417       17,097
Barnes & Noble Inc./(1)/                           551       17,075
Quanta Services Inc./(1)/                          968       16,737
United Rentals Inc./(1)/                           598       16,433
PanAmSat Corp./(1)/                                712       16,269
Imagistics International Inc./(1)/               1,007       16,011
MGM Mirage/(1)/                                    439       15,905
Capstone Turbine Corp./(1)/                      4,829       15,743
Readers Digest Association Inc.
  (The) "A"                                        691       15,485
Cablevision Systems Corporation-Rainbow
  Media Group/(1)/                                 601       14,833
Packaging Corp. of America/(1)/                    734       14,526
Trigon Healthcare Inc./(1)/                        184       13,583
Blockbuster Inc.                                   574       13,472
Plug Power Inc./(1)/                             1,282       13,294
Nextel Partners Inc. "A"/(1)/                    2,089       12,576
Pall Corp.                                         554       11,351
U.S. Airways Group Inc./(1)/                     1,758       11,339
Catellus Development Corp./(1)/                    508        9,992
Foot Locker Inc./(1)/                              600        9,708
Global Power Equipment Group Inc./(1)/             767        9,564
Winn-Dixie Stores Inc.                             573        9,191
Constellation Brands Inc./(1)/                     159        8,739
AVX Corp.                                          416        8,711
Big Lots Inc.                                      599        8,416
Ingram Micro Inc. "A"/(1)/                         507        8,391
Instinet Group Inc./(1)/                         1,176        7,656
Gateway Inc./(1)/                                1,154        7,293
Black Hills Corp.                                  207        6,930
Harte-Hanks Inc.                                   208        6,581
Mediacom Communications Corp./(1)/                 413        5,786
Inrange Technologies Corp./(1)/                    503        4,064
Valhi Inc.                                          68          765
-------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $81,295,719)                                      80,793,589
-------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 6.17%
-------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                       2,894,681    2,894,681
Dreyfus Money Market Fund                      888,360      888,360
Goldman Sachs Financial Square Prime
  Obligation Fund                              276,984      276,984
Providian Temp Cash Money
  Market Fund                                  923,895      923,895
-------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $4,983,920)                                        4,983,920
-------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 106.10%
(Cost $86,279,639)                                       85,777,509
-------------------------------------------------------------------

Other Assets, Less Liabilities - (6.10%)                 (4,930,933)
-------------------------------------------------------------------

NET ASSETS - 100.00%                                    $80,846,576
===================================================================
 /(1)/  Non-income earning securities.

See notes to financial statements.

Schedules of Investments                                                     181
iShares Russell Midcap Value Index Fund
Schedule of Investments
March 31, 2002


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 99.77%
-----------------------------------------------------------------
Raytheon Co.                                  12,192  $   500,482
Albertson's Inc.                              13,116      434,664
ConAgra Foods Inc.                            17,355      420,859
Masco Corp.                                   14,820      406,809
Equity Office Properties Trust                13,377      401,176
Avon Products Inc.                             7,231      392,788
Air Products & Chemicals Inc.                  7,319      378,026
Northrop Grumman Corp.                         3,234      365,604
KeyCorp                                       13,660      364,039
Comerica Inc.                                  5,757      360,215
Progress Energy Inc.                           7,074      353,983
Occidental Petroleum Corp.                    12,063      351,636
Deere & Co.                                    7,668      349,277
May Department Stores Co. (The)                9,778      340,763
FPL Group Inc.                                 5,684      338,482
Progressive Corp. (The)                        2,027      337,739
FirstEnergy Corp.                              9,474      327,611
Becton Dickinson & Co.                         8,343      314,698
Praxair Inc.                                   5,183      309,943
Lincoln National Corp.                         6,108      309,859
St. Paul Companies Inc.                        6,683      306,416
Unocal Corp.                                   7,866      306,381
Public Service Enterprise Group Inc.           6,686      306,219
Xcel Energy Inc.                              12,066      305,873
McKesson Corp.                                 8,034      300,713
Pitney Bowes Inc.                              7,023      300,584
Norfolk Southern Corp.                        12,483      298,843
PPG Industries Inc.                            5,431      298,216
PG&E Corp./(1)/                               12,517      294,901
SouthTrust Corp.                              11,075      292,380
Mattel Inc.                                   13,910      289,884
Delphi Automotive Systems Corp.               18,087      289,211
Marathon Oil Corp.                             9,996      287,885
Consolidated Edison Inc.                       6,840      286,664
TRICON Global Restaurants Inc./(1)/            4,696      276,031
Apple Computer Inc./(1)/                      11,405      269,956
Entergy Corp.                                  6,211      269,620
Computer Sciences Corp./(1)/                   5,226      265,219
AON Corp.                                      7,575      265,125
MBIA Inc.                                      4,797      262,348
CSX Corp.                                      6,868      261,739
Newell Rubbermaid Inc.                         8,186      261,625
Golden West Financial Corp.                    4,095      260,032
Archer-Daniels-Midland Co.                    18,587      258,917
AmSouth Bancorp                               11,775      258,814
Regions Financial Corp.                        7,388      253,778
Equity Residential Properties Trust            8,747      251,389
Johnson Controls Inc.                          2,836      250,447
Xerox Corp./(1)/                              23,266      250,110
Dover Corp.                                    6,035      247,435
Federated Department Stores Inc./(1)/          6,004      245,263
Jefferson-Pilot Corp.                          4,865      243,639
Clorox Co.                                     5,497      239,834
Starwood Hotels & Resorts Worldwide Inc.       6,374      239,726
DTE Energy Co.                                 5,241      238,465
Fortune Brands Inc.                            4,806      237,272
WellPoint Health Networks Inc./(1)/            3,674      233,924
New York Times Co. "A"                         4,875      233,318
Marriott International Inc. "A"                5,149      231,448
Franklin Resources Inc.                        5,508      230,895
Charter One Financial Inc.                     7,252      226,407
Georgia-Pacific Corp.                          7,411      221,959
Marshall & Ilsley Corp.                        3,449      214,666
MeadWestvaco Corp.                             6,425      212,989
M&T Bank Corp.                                 2,650      212,981
Boston Scientific Corp./(1)/                   8,485      212,889
Rohm & Haas Co. "A"                            5,014      211,942
Union Planters Corp.                           4,420      209,464
MGIC Investment Corp.                          3,029      207,274
Genuine Parts Co.                              5,579      205,140
R.J. Reynolds Tobacco Holdings Inc.            3,080      199,430
Limited Inc. (The)                            11,113      198,923
Textron Inc.                                   3,864      197,450
Office Depot Inc./(1)/                         9,918      196,872
UNUMProvident Corp.                            6,939      193,806
Cincinnati Financial Corp.                     4,397      191,973
Ameren Corp.                                   4,455      190,451
Parker Hannifin Corp.                          3,770      188,123
Kerr-McGee Corp.                               2,977      187,104
PPL Corp.                                      4,721      186,999
North Fork Bancorp Inc.                        5,228      185,908
Apache Corp.                                   3,249      184,803
Cinergy Corp.                                  5,139      183,719
National Commerce Financial Corp.              6,589      183,174
HEALTHSOUTH Corp./(1)/                        12,689      182,087
Penney (J.C.) Co. Inc. (The)                   8,735      180,902
Countrywide Credit Industries Inc.             3,976      177,926
Aetna Inc.                                     4,565      177,213
Edison International/(1)/                     10,540      176,545
Amerada Hess Corp.                             2,222      176,338


182                                   2002 iShares Annual Report to Shareholders
iShares Russell Midcap Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Zions Bancorporation                           2,973  $   176,210
TRW Inc.                                       3,381      174,020
Ambac Financial Group Inc.                     2,936      173,430
Hershey Foods Corp.                            2,506      171,761
Valero Energy Corp.                            3,419      169,309
Sempra Energy                                  6,692      168,304
Stilwell Financial Inc.                        6,851      167,781
Allegheny Energy Inc.                          4,046      167,302
KeySpan Corp.                                  4,515      164,301
Torchmark Corp.                                4,066      163,819
Constellation Energy Group Inc.                5,302      163,567
Bear Stearns Companies Inc. (The)              2,606      163,526
Nucor Corp.                                    2,523      162,078
Huntington Bancshares Inc.                     8,111      159,787
ITT Industries Inc.                            2,523      159,050
Devon Energy Corp.                             3,259      157,312
Leggett & Platt Inc.                           6,334      157,083
Burlington Resources Inc.                      3,917      157,033
Kellogg Co.                                    4,631      155,463
Wrigley (William Jr.) Co.                      2,913      155,292
CenturyTel Inc.                                4,566      155,244
NiSource Inc.                                  6,693      153,604
Hilton Hotels Corp.                           10,709      153,139
PACCAR Inc.                                    2,057      150,593
Harrah's Entertainment Inc./(1)/               3,353      148,404
Block (H & R) Inc.                             3,316      147,396
Newmont Mining Corp.                           5,217      144,459
First Tennessee National Corp.                 4,104      143,845
Whirlpool Corp.                                1,822      137,652
Darden Restaurants Inc.                        3,356      136,220
Nike Inc. "B"                                  2,265      135,923
Simon Property Group Inc.                      4,131      134,795
Grainger (W.W.) Inc.                           2,396      134,727
SPX Corp./(1)/                                   948      134,218
ServiceMaster Co. (The)                        9,707      133,471
T. Rowe Price Group Inc.                       3,408      132,673
Delta Air Lines Inc.                           3,994      130,684
TCF Financial Corp.                            2,483      130,631
Engelhard Corp.                                4,203      130,419
Vulcan Materials Co.                           2,726      129,594
Banknorth Group Inc.                           4,902      129,168
Radian Group Inc.                              2,627      128,933
Popular Inc.                                   4,411      128,889
TECO Energy Inc.                               4,500      128,835
Compass Bancshares Inc.                        4,173      128,821
National Semiconductor Corp./(1)/              3,768      126,944
AMR Corp./(1)/                                 4,780      126,240
SAFECO Corp.                                   3,938      126,174
Unisys Corp./(1)/                              9,927      125,378
Pinnacle West Capital Corp.                    2,746      124,531
Old Republic International Corp.               3,857      123,308
Eastman Chemical Co.                           2,505      122,219
VF Corp.                                       2,804      121,273
LSI Logic Corp./(1)/                           7,122      121,074
Stanley Works (The)                            2,615      120,944
GreenPoint Financial Corp.                     2,759      120,568
Goodyear Tire & Rubber Co. (The)               4,687      119,847
Sherwin-Williams Co. (The)                     4,208      119,844
Thermo Electron Corp./(1)/                     5,737      118,928
Cooper Industries Inc.                         2,824      118,467
Aquila Inc.                                    4,640      115,258
NCR Corp./(1)/                                 2,574      115,187
UST Inc.                                       2,954      114,999
Circuit City Stores Inc. - Circuit
  City Group                                   6,353      114,608
Toys R Us Inc./(1)/                            6,371      114,423
Edwards (A.G.) Inc.                            2,585      113,688
AutoNation Inc./(1)/                           8,097      112,710
Sovereign Bancorp Inc.                         8,008      112,512
Molex Inc.                                     3,213      111,395
Sigma-Aldrich Corp.                            2,370      111,295
American Water Works Co. Inc.                  2,537      111,121
Legg Mason Inc.                                2,082      110,513
Duke Realty Corp.                              4,229      109,954
PMI Group Inc. (The)                           1,441      109,170
Plum Creek Timber Co. Inc.                     3,666      108,917
Public Storage Inc.                            2,939      108,772
Knight Ridder Inc.                             1,575      108,187
Phelps Dodge Corp.                             2,557      107,650
Eaton Corp.                                    1,324      107,218
Avery Dennison Corp.                           1,746      106,558
Fluor Corp.                                    2,602      106,136
Archstone-Smith Trust                          3,943      105,633
Donnelley (R.R.) & Sons Co.                    3,391      105,460
Vornado Realty Trust                           2,376      104,924
DPL Inc.                                       4,098      104,704
SUPERVALU Inc.                                 4,046      104,387
Avnet Inc.                                     3,839      103,883
Apartment Investment & Management
  Co. "A"                                      2,146      103,802

Schedules of Investments                                                     183
iShares Russell Midcap Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Rockwell Collins Inc.                          4,097  $   103,326
SCANA Corp.                                    3,371      103,153
Dana Corp.                                     4,801      103,077
Pactiv Corp./(1)/                              5,145      103,003
Centex Corp.                                   1,977      102,666
Ashland Inc.                                   2,250      102,397
Rockwell International Corp.                   5,092      102,146
AutoZone Inc./(1)/                             1,483      102,105
Republic Services Inc. "A"/(1)/                5,462      102,030
AvalonBay Communities Inc.                     2,017      100,447
Cablevision Systems Corp./(1)/                 2,949      100,266
Deluxe Corp.                                   2,147       99,320
Mercantile Bankshares Corp.                    2,271       98,243
Hibernia Corp. "A"                             5,138       98,136
D&B/(1)/                                       2,451       98,065
CMS Energy Corp.                               4,293       97,151
Coca-Cola Enterprises Inc.                     5,165       96,999
Ross Stores Inc.                               2,559       96,807
Liz Claiborne Inc.                             3,408       96,651
Goodrich Co.                                   3,046       96,375
Diebold Inc.                                   2,365       96,350
Sunoco Inc.                                    2,408       96,344
Kinder Morgan Inc.                             1,988       96,279
Manpower Inc.                                  2,472       96,111
Wendy's International Inc.                     2,734       95,635
Smurfit-Stone Container Corp./(1)/             5,560       95,298
Prologis Trust                                 4,059       94,778
Commerce Bancshares Inc.                       2,122       93,835
Lear Corp./(1)/                                1,952       92,915
Black & Decker Corp.                           1,991       92,661
Park Place Entertainment Corp./(1)/            8,773       92,555
Northeast Utilities                            4,606       91,521
Boston Properties Inc.                         2,318       91,445
Ceridian Corp./(1)/                            4,138       91,243
Bard (C.R.) Inc.                               1,544       91,173
Health Management Associates
  Inc. "A"/(1)/                                4,369       90,569
Arrow Electronics Inc./(1)/                    3,213       89,868
Tyson Foods Inc. "A"                           7,199       89,844
Hillenbrand Industries Inc.                    1,457       89,795
International Flavors & Fragrances Inc.        2,565       89,698
Kimco Realty Corp.                             2,717       88,846
Lennar Corp.                                   1,681       88,690
Wisconsin Energy Corp.                         3,562       88,623
Host Marriott Corp.                            7,414       88,597
Sonoco Products Co.                            3,096       88,577
Smithfield Foods Inc./(1)/                     3,371       87,983
Bemis Co.                                      1,612       87,612
D.R. Horton Inc.                               2,317       87,351
General Growth Properties Inc.                 1,976       87,339
Valley National Bancorp                        2,483       87,203
Brown-Forman Corp. "B"                         1,197       87,094
Navistar International Corp.                   1,950       86,385
Temple-Inland Inc.                             1,511       85,704
Westwood One Inc./(1)/                         2,224       85,290
iStar Financial Inc.                           2,912       84,157
First Virginia Banks Inc.                      1,557       83,502
Nordstrom Inc.                                 3,408       83,496
Bowater Inc.                                   1,663       82,817
AmerisourceBergen Corp.                        1,210       82,643
Energy East Corp.                              3,780       82,215
Brinker International Inc./(1)/                2,536       82,192
Astoria Financial Corp.                        2,810       81,630
Associated Banc-Corp                           2,123       80,738
Health Net Inc./(1)/                           2,942       80,728
Trigon Healthcare Inc./(1)/                    1,088       80,316
McCormick & Co. Inc.                           1,562       79,865
ALLETE Inc.                                    2,728       79,358
Vishay Intertechnology Inc./(1)/               3,897       79,265
American Power Conversion Corp./(1)/           5,287       78,142
Alliant Energy Corp.                           2,583       78,058
Mohawk Industries Inc./(1)/                    1,299       78,057
NSTAR                                          1,717       77,849
Brunswick Corp.                                2,848       77,807
Lamar Advertising Co./(1)/                     1,912       77,665
Bausch & Lomb Inc.                             1,742       77,641
Allmerica Financial Corp.                      1,714       76,959
Manor Care Inc./(1)/                           3,302       76,937
Liberty Property Trust                         2,383       76,852
Autoliv Inc.                                   3,159       76,574
Potomac Electric Power Co.                     3,259       76,098
Valspar Corp. (The)                            1,612       75,861
UnionBanCal Corp.                              1,706       75,098
Cabot Corp.                                    2,016       74,290
Humana Inc./(1)/                               5,477       74,104
ADC Telecommunications Inc./(1)/              18,042       73,431
Fidelity National Financial Inc.               2,783       73,388
Hasbro Inc.                                    4,611       72,946
Scripps (E.W.) Co.                               885       72,676
FirstMerit Corp.                               2,522       72,608


184                                   2002 iShares Annual Report to Shareholders
iShares Russell Midcap Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Pulte Homes Inc.                               1,509  $    72,206
Equitable Resources Inc.                       2,070       72,057
Noble Affiliates Inc.                          1,835       71,675
Autodesk Inc.                                  1,535       71,669
Conectiv                                       2,876       71,584
Mylan Laboratories Inc.                        2,422       71,352
Staples Inc./(1)/                              3,564       71,173
Outback Steakhouse Inc./(1)/                   1,980       70,825
Pall Corp.                                     3,455       70,793
Energizer Holdings Inc./(1)/                   2,973       70,609
Golden State Bancorp Inc.                      2,375       70,514
MGM Mirage/(1)/                                1,938       70,214
Washington Post Company (The) "B"                115       69,808
Hospitality Properties Trust                   2,028       69,621
Foot Locker Inc./(1)/                          4,300       69,574
MDU Resources Group Inc.                       2,238       69,378
Health Care Property Investors Inc.            1,707       69,219
Compuware Corp./(1)/                           5,295       68,358
Pioneer Natural Resources Co./(1)/             3,066       68,341
Visteon Corp.                                  4,127       68,302
Atmel Corp./(1)/                               6,698       67,918
Valassis Communications Inc./(1)/              1,742       67,293
Fulton Financial Corp.                         2,680       67,107
Tektronix Inc./(1)/                            2,812       66,532
Martin Marietta Materials Inc.                 1,573       66,412
Nicor Inc.                                     1,458       66,412
Intuit Inc./(1)/                               1,730       66,363
Readers Digest Association Inc.
  (The) "A"                                    2,953       66,177
Hormel Foods Corp.                             2,418       66,132
Crescent Real Estate Equities Co.              3,408       66,115
Telephone & Data Systems Inc.                    744       65,658
City National Corp.                            1,248       65,657
Alberto-Culver Co. "B"                         1,209       65,286
Helmerich & Payne Inc.                         1,613       64,665
OM Group Inc.                                    894       64,636
Viad Corp.                                     2,303       64,484
Commerce Bancorp Inc.                          1,430       64,207
Pentair Inc.                                   1,421       63,902
Snap-On Inc.                                   1,876       63,878
Harris Corp.                                   1,777       63,812
Protective Life Corp.                          2,041       63,638
Questar Corp.                                  2,461       63,272
National Fuel Gas Co.                          2,591       63,091
Wilmington Trust Corp.                           935       62,935
Borders Group Inc./(1)/                        2,627       62,812
Tech Data Corp./(1)/                           1,368       62,778
Pacific Century Financial Corp.                2,382       62,075
AMB Property Corp.                             2,237       61,517
Security Capital Group Inc. "B"/(1)/           2,407       61,306
New Plan Excel Realty Trust                    3,039       60,932
Unitrin Inc.                                   1,511       60,742
OGE Energy Corp.                               2,513       60,237
Omnicare Inc.                                  2,318       60,013
Triad Hospitals Inc./(1)/                      1,745       59,993
Webster Financial Corp.                        1,602       59,963
Precision Castparts Corp.                      1,691       59,878
Teleflex Inc.                                  1,095       59,864
Cullen/Frost Bankers Inc.                      1,667       59,795
Lyondell Chemical Co.                          3,562       59,165
Sky Financial Group Inc.                       2,641       58,789
Puget Energy Inc.                              2,825       58,732
Belo Corp.                                     2,525       58,706
Roslyn Bancorp Inc.                            2,836       58,705
Constellation Brands Inc./(1)/                 1,067       58,642
CarrAmerica Realty Corp.                       1,863       58,517
Continental Airlines Inc. "B"/(1)/             2,057       58,254
Rouse Co. (The)                                1,875       58,088
Lubrizol Corp.                                 1,664       57,891
Catellus Development Corp./(1)/                2,938       57,790
Boise Cascade Corp.                            1,588       57,549
Mandalay Resort Group/(1)/                     1,874       57,532
USA Networks Inc./(1)/                         1,797       57,091
Vectren Corp.                                  2,201       56,544
Conexant Systems Inc./(1)/                     4,632       55,816
Apogent Technologies Inc./(1)/                 2,252       55,579
Synovus Financial Corp.                        1,823       55,565
Transatlantic Holdings Inc.                      673       55,267
BMC Software Inc./(1)/                         2,817       54,791
MONY Group Inc. (The)                          1,349       54,392
KEMET Corp./(1)/                               2,792       54,081
HON Industries Inc.                            1,901       54,007
Arden Realty Inc.                              1,875       53,250
Clayton Homes Inc.                             3,174       53,164
Meredith Corp.                                 1,250       53,138
Saks Inc./(1)/                                 4,026       52,942
United States Steel Corp.                      2,890       52,454
CNF Inc.                                       1,588       52,388
Cummins Inc.                                   1,108       52,331
Markel Corp./(1)/                                256       52,099


Schedules of Investments                                                     185
iShares Russell Midcap Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Allied Capital Corp.                           1,890  $    51,975
Reynolds & Reynolds Co. (The) "A"              1,730       51,900
Hubbell Inc. "B"                               1,575       51,817
E*TRADE Group Inc./(1)/                        5,429       51,141
Broadwing Inc./(1)/                            7,314       51,125
Six Flags Inc./(1)/                            2,825       50,455
Service Corp. International/(1)/               9,462       50,149
Great Plains Energy Inc.                       2,004       50,000
Citizens Communications Co./(1)/               4,637       49,848
Hercules Inc./(1)/                             3,742       49,806
Polo Ralph Lauren Corp./(1)/                   1,703       49,694
IDACORP Inc.                                   1,224       49,572
Washington Federal Inc.                        2,063       49,388
Big Lots Inc.                                  3,473       48,796
Old National Bancorp                           1,992       48,764
Coors (Adolf) Company "B"                        717       48,376
Mack-Cali Realty Corp.                         1,394       48,344
Entercom Communications Corp./(1)/               871       47,792
Advanced Micro Devices Inc./(1)/               3,206       47,160
Weatherford International Inc./(1)/              976       46,487
Crane Co.                                      1,690       46,205
Dow Jones & Co. Inc.                             793       46,168
Applera Corp. - Celera
  Genomics Group/(1)/                          2,233       45,888
Network Associates Inc./(1)/                   1,882       45,544
Ocean Energy Inc.                              2,289       45,299
HCC Insurance Holdings Inc.                    1,613       45,083
3Com Corp./(1)/                                7,371       45,037
Payless ShoeSource Inc./(1)/                     727       44,383
Reebok International Ltd./(1)/                 1,642       44,383
AK Steel Holding Corp.                         3,103       44,373
McClatchy Co. (The) "A"                          743       44,112
Radio One Inc. "D"/(1)/                        2,138       44,043
Lafarge North America Inc.                     1,014       43,845
Interpublic Group of Companies Inc.            1,261       43,227
Henry Schein Inc./(1)/                           975       42,949
Storage Technology Corp./(1)/                  2,002       42,923
Massey Energy Co.                              2,534       42,825
GATX Corp.                                     1,343       42,707
Jacobs Engineering Group Inc./(1)/               598       42,631
Acxiom Corp./(1)/                              2,457       42,113
Leucadia National Corp.                        1,171       41,863
Charter Communications Inc./(1)/               3,652       41,231
Barnes & Noble Inc./(1)/                       1,329       41,186
Quantum Corp./(1)/                             5,162       41,090
Adelphia Communications Corp. "A"/(1)/         2,752       41,005
Winn-Dixie Stores Inc.                         2,540       40,742
ICN Pharmaceuticals Inc.                       1,275       40,481
Hispanic Broadcasting Corp./(1)/               1,378       40,127
Allegheny Technologies Inc.                    2,420       40,027
Neiman-Marcus Group Inc. "A"/(1)/              1,160       39,962
American Financial Group Inc.                  1,382       39,691
Harte-Hanks Inc.                               1,252       39,613
PepsiAmericas Inc.                             2,733       39,410
Monsanto Co.                                   1,238       39,108
Grant Prideco Inc./(1)/                        2,857       39,084
Western Resources Inc.                         2,265       38,845
Mercury General Corp.                            834       38,781
Great Lakes Chemical Corp.                     1,373       38,677
Tidewater Inc.                                   912       38,623
Ethan Allen Interiors Inc.                     1,002       38,136
Sanmina-SCI Corp./(1)/                         3,233       37,988
EOG Resources Inc.                               935       37,924
Conseco Inc./(1)/                             10,355       37,485
Maytag Corp.                                     834       36,905
Pogo Producing Co.                             1,145       36,297
Trustmark Corp.                                1,429       36,097
Jones Apparel Group Inc./(1)/                  1,014       35,439
Gateway Inc./(1)/                              5,562       35,152
Steelcase Inc.                                 2,079       34,823
Extended Stay America Inc./(1)/                1,979       34,435
UTStarcom Inc./(1)/                            1,310       34,361
Hudson City Bancorp Inc.                       1,043       33,856
Reliant Resources Inc./(1)/                    1,981       33,499
Ingram Micro Inc. "A"/(1)/                     2,023       33,481
Danaher Corp.                                    469       33,308
Callaway Golf Co.                              1,725       33,206
Allied Waste Industries Inc./(1)/              2,550       33,150
Quintiles Transnational Corp./(1)/             1,849       32,820
AVX Corp.                                      1,560       32,666
Maxtor Corp./(1)/                              4,637       32,227
Cablevision Systems Corporation-Rainbow
  Media Group/(1)/                             1,300       32,084
Cypress Semiconductor Corp./(1)/               1,394       32,062
Neuberger Berman Inc.                            677       31,717
FMC Corp./(1)/                                   753       31,566
Pride International Inc./(1)/                  1,981       31,498
American National Insurance Co.                  326       30,807
UAL Corp.                                      1,877       30,670
International Speedway Corp. "A"                 663       30,299
United Rentals Inc./(1)/                       1,057       29,046


186                                   2002 iShares Annual Report to Shareholders
iShares Russell Midcap Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (Continued)
-----------------------------------------------------------------
WebMD Corp./(1)/                               3,778  $    29,015
Packaging Corp. of America/(1)/                1,460       28,893
ENSCO International Inc.                         950       28,633
CNA Financial Corp./(1)/                         953       28,304
Provident Financial Group Inc.                   977       28,138
Alleghany Corp./(1)/                             149       27,922
Universal Health Services Inc. "B"/(1)/          676       27,885
Moody's Corp.                                    663       27,249
DENTSPLY International Inc.                      730       27,054
St. Joe Co. (The)                                901       27,030
KPMG Consulting Inc./(1)/                      1,330       26,866
Black Hills Corp.                                796       26,650
Palm Inc./(1)/                                 6,582       26,262
Advanced Fibre Communications Inc./(1)/        1,368       26,252
Insight Communications Co. Inc./(1)/           1,250       26,187
Erie Indemnity Co. "A"                           636       25,872
Emmis Communications Corp./(1)/                  964       25,777
Noble Drilling Corp./(1)/                        611       25,289
Nationwide Financial Services Inc.               582       24,910
Crown Castle International Corp./(1)/          3,552       23,479
Amkor Technology Inc./(1)/                     1,049       23,403
Beckman Coulter Inc.                             454       23,186
Level 3 Communications Inc./(1)/               6,033       21,477
Iron Mountain Inc./(1)/                          675       21,411
SanDisk Corp./(1)/                               966       20,962
DaVita Inc./(1)/                                 821       20,771
Diamond Offshore Drilling Inc.                   664       20,757
Openwave Systems Inc./(1)/                     3,259       20,727
People's Bank                                    820       20,213
Enterasys Networks Inc./(1)/                   4,719       19,961
Ariba Inc./(1)/                                4,376       19,823
Global Industries Ltd./(1)/                    2,077       19,378
Blockbuster Inc.                                 808       18,964
21st Century Insurance Group                   1,044       18,886
Rite Aid Corp./(1)/                            5,435       18,805
Reinsurance Group of America Inc.                573       17,941
St. Jude Medical Inc./(1)/                       232       17,899
Estee Lauder Companies Inc. "A"                  506       17,285
John Nuveen Co. "A"                              310       17,097
American Tower Corp./(1)/                      3,155       17,069
Hollinger International Inc.                   1,239       16,243
Ticketmaster "B"/(1)/                            548       16,210
Murphy Oil Corp.                                 167       16,032
PanAmSat Corp./(1)/                              691       15,789
Pepsi Bottling Group Inc.                        610       15,781
Northwest Airlines Corp. "A"/(1)/                820       15,637
Ecolab Inc.                                      340       15,545
Medicis Pharmaceutical Corp. "A"/(1)/            275       15,263
Arch Coal Inc.                                   702       15,009
U.S. Airways Group Inc./(1)/                   2,266       14,616
United States Cellular Corp./(1)/                351       14,391
CNET Networks Inc./(1)/                        2,611       14,308
EarthLink Inc./(1)/                            1,391       14,119
Rowan Companies Inc./(1)/                        589       13,571
CMGI Inc./(1)/                                 9,985       13,480
Agere Systems Inc./(1)/                        3,434       13,358
Varco International Inc./(1)/                    630       12,663
Mediacom Communications Corp./(1)/               885       12,399
Imagistics International Inc./(1)/               755       12,004
Forest Oil Corp./(1)/                            404       11,966
Viasys Healthcare Inc./(1)/                      512       11,515
Hearst-Argyle Television Inc./(1)/               462       11,425
Entravision Communications Corp./(1)/            757       11,204
Weis Markets Inc.                                367       11,138
International Game Technology/(1)/               172       10,719
Wesco Financial Corp.                             32       10,003
Quanta Services Inc./(1)/                        577        9,976
Sybase Inc./(1)/                                 566        9,888
Sycamore Networks Inc./(1)/                    2,491        9,839
Metro-Goldwyn-Mayer Inc./(1)/                    581        9,656
ONI Systems Inc./(1)/                          1,538        9,489
American Standard Companies Inc./(1)/            131        9,268
Knight Trading Group Inc./(1)/                 1,292        9,225
Cephalon Inc./(1)/                               146        9,198
SkyWest Inc.                                     366        9,124
Polycom Inc./(1)/                                340        8,364
WorldCom Inc. - MCI Group                      1,396        8,250
Cirrus Logic Inc./(1)/                           433        8,171
Infonet Services Corp. "B" ADR/(1)/            3,569        7,887
Tootsie Roll Industries Inc.                     171        7,886
Global Power Equipment Group Inc./(1)/           630        7,856
Sealed Air Corp./(1)/                            157        7,392
Certegy Inc./(1)/                                182        7,225
FMC Technologies Inc./(1)/                       360        7,175
DST Systems Inc./(1)/                            141        7,022
Capstone Turbine Corp./(1)/                    2,092        6,820
Vitesse Semiconductor Corp./(1)/                 681        6,674
Peabody Energy Corp.                             224        6,485
Nextel Partners Inc. "A"/(1)/                  1,023        6,158
Integrated Device Technology Inc./(1)/           185        6,149


Schedules of Investments                                                     187
iShares Russell Midcap Value Index Fund
Schedule of Investments (continued)
March 31, 2002


Security                                        Shares        Value
-------------------------------------------------------------------

COMMON STOCKS (Continued)
-------------------------------------------------------------------
Cerner Corp./(1)/                                  105  $     5,010
Newfield Exploration Co./(1)/                      132        4,883
NRG Energy Inc./(1)/                               398        4,800
Instinet Group Inc./(1)/                           685        4,459
TIBCO Software Inc./(1)/                           375        4,410
Mykrolis Corp./(1)/                                288        4,404
Acterna Corp./(1)/                               2,839        4,258
Tellium Inc./(1)/                                1,500        3,465
DoubleClick Inc./(1)/                              262        3,141
Valhi Inc.                                         225        2,531
Talbots Inc. (The)                                  66        2,336
McLeodUSA Inc. "A"/(1)/                         12,263        2,207
Inrange Technologies Corp./(1)/                    231        1,866
-------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $50,731,884)                                      54,121,666
-------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 3.30%
-------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                       1,052,901    1,052,901
Dreyfus Money Market Fund                      312,715      312,715
Goldman Sachs Financial Square Prime
  Obligation Fund                               97,502       97,502
Providian Temp Cash Money Market Fund          325,223      325,223
-------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,788,341)                                        1,788,341
-------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 103.07%
(Cost $52,520,225)                                       55,910,007
-------------------------------------------------------------------

Other Assets, Less Liabilities - (3.07%)                 (1,667,153)
-------------------------------------------------------------------

NET ASSETS - 100.00%                                    $54,242,854
===================================================================
 /(1)/  Non-income earning securities.

See notes to financial statements.




188                                   2002 iSHARES ANNUAL REPORT TO SHAREHOLDERS
iShares Trust
Statements of Assets and Liabilities
March 31, 2002


                                                              iShares Russell
                                          --------------------------------------------------------
                                               3000       3000 GROWTH   3000 VALUE       2000
                                            Index Fund     Index Fund   Index Fund    Index Fund
--------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                       $1,485,469,597  $34,672,759  $63,096,684  $2,641,660,615
                                          --------------------------------------------------------
Investments in securities, at value
  (including securities on loan/(1)/)
  (Note 1)                                $1,406,781,856  $28,593,352  $68,084,983  $2,678,758,693
Receivables:
   Investment securities sold                    774,705       30,332      124,599       3,684,301
   Dividends and interest                      1,537,231       33,639       93,339       2,897,264
                                          --------------------------------------------------------
Total Assets                               1,409,093,792   28,657,323   68,302,921   2,685,340,258
                                          --------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased               786,668       29,692      138,084       3,478,174
   Collateral for securities on loan
     (Note 5)                                 46,945,280      805,990    1,426,806     242,228,955
   Advisory fees (Note 2)                        425,236       15,830       26,097         733,355
                                          --------------------------------------------------------
Total Liabilities                             48,157,184      851,512    1,590,987     246,440,484
                                          --------------------------------------------------------
NET ASSETS                                $1,360,936,608  $27,805,811  $66,711,934  $2,438,899,774
                                          ========================================================

Net Assets Consist of:
   Paid-in capital                        $1,473,863,203  $38,632,122  $62,788,310  $2,465,717,950
   Undistributed net investment income           800,060        5,775       59,622       3,184,433
   Undistributed net realized loss           (35,038,914)  (4,752,679)  (1,124,297)    (67,100,687)
   Net unrealized appreciation
     (depreciation)                          (78,687,741)  (6,079,407)   4,988,299      37,098,078
                                          --------------------------------------------------------
NET ASSETS                                $1,360,936,608  $27,805,811  $66,711,934  $2,438,899,774
                                          ========================================================
iShares outstanding                           21,300,000      700,000      900,000      24,200,000
                                          ========================================================
Net asset value per iShare                $        63.89  $     39.72  $     74.12  $       100.78
                                          ========================================================

--------------------------------------------------------------------------------
/(1)/ Securities on loan with market values of $44,692,541, $768,119, $1,344,716 and $229,709,798, respectively. See Note 5.

See notes to financial statements.

Financial Statements                                                         189
iShares Trust
Statements of Assets and Liabilities (continued)
March 31, 2002


                                                                        iShares Russell
                                                     ------------------------------------------------------
                                                     2000 Growth    2000 Value       1000      1000 Growth
                                                      Index Fund    Index Fund    Index Fund    Index Fund
-----------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                  $497,141,094  $806,253,266  $472,208,766  $548,190,504
                                                     ------------------------------------------------------
Investments in securities, at value (including
  securities on loan/(1)/) (Note 1)                  $487,295,914  $898,661,961  $429,339,389  $497,930,432
Receivables:
   Investment securities sold                             836,570     2,304,017       562,391       521,935
   Dividends and interest                                 183,327     1,465,937       492,552       445,260
                                                     ------------------------------------------------------
Total Assets                                          488,315,811   902,431,915   430,394,332   498,897,627
                                                     ------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased                        850,444     2,147,664       566,745       500,903
   Collateral for securities on loan
     (Note 5)                                          50,889,039    62,038,153    10,153,420    14,772,710
   Advisory fees (Note 2)                                 164,755       278,368       103,034       159,170
                                                     ------------------------------------------------------
Total Liabilities                                      51,904,238    64,464,185    10,823,199    15,432,783
                                                     ------------------------------------------------------
NET ASSETS                                           $436,411,573  $837,967,730  $419,571,133  $483,464,844
                                                     ======================================================

Net Assets Consist of:
   Paid-in capital                                   $480,218,254  $755,721,839  $478,526,640  $580,900,768
   Undistributed net investment income                    108,563     1,779,180       238,683       124,675
   Undistributed net realized loss                    (34,070,064)  (11,941,984)  (16,324,813)  (47,300,527)
   Net unrealized appreciation
     (depreciation)                                    (9,845,180)   92,408,695   (42,869,377)  (50,260,072)
                                                     ------------------------------------------------------
NET ASSETS                                           $436,411,573  $837,967,730  $419,571,133  $483,464,844
                                                     ======================================================
iShares outstanding                                     7,700,000     5,950,000     6,900,000     9,750,000
                                                     ======================================================
Net asset value per iShare                           $      56.68  $     140.83  $      60.81  $      49.59
                                                     ======================================================

--------------------------------------------------------------------------------
/(1)/ Securities on loan with market values of $48,472,703, $59,579,103, $9,629,650 and $14,083,882, respectively. See Note 5.

See notes to financial statements.

190                                   2002 iShares Annual Report to Shareholders
iShares Trust
Statements of Assets and Liabilities (continued)
March 31, 2002


                                                             iShares Russell
                                          ------------------------------------------------------
                                           1000 Value     Midcap     Midcap Growth  Midcap Value
                                           Index Fund   Index Fund    Index Fund     Index Fund
------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                       $708,891,384  $49,900,155   $86,279,639   $52,520,225
                                          ------------------------------------------------------
Investments in securities, at value
  (including securities on loan/(1)/)
  (Note 1)                                $703,651,394  $51,227,293   $85,777,509   $55,910,007
Receivables:
   Investment securities sold                1,272,094       56,377       140,262        98,544
   Dividends and interest                      901,379       54,643        16,174        85,421
                                          ------------------------------------------------------
Total Assets                               705,824,867   51,338,313    85,933,945    56,093,972
                                          ------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased           1,363,153       56,782       140,823        98,400
   Collateral for securities on loan
     (Note 5)                               12,869,627    2,530,455     4,931,991     1,736,127
   Advisory fees (Note 2)                      202,938       10,096        14,555        16,591
                                          ------------------------------------------------------
Total Liabilities                           14,435,718    2,597,333     5,087,369     1,851,118
                                          ------------------------------------------------------
NET ASSETS                                $691,389,149  $48,740,980   $80,846,576   $54,242,854
                                          ======================================================

Net Assets Consist of:
   Paid-in capital                        $708,582,884  $47,601,969   $81,578,815   $51,012,637
   Undistributed net investment income         531,962       40,104         4,922        62,019
   Undistributed net realized loss         (12,485,707)    (228,231)     (235,031)     (221,584)
   Net unrealized appreciation
     (depreciation)                         (5,239,990)   1,327,138      (502,130)    3,389,782
                                          ------------------------------------------------------
NET ASSETS                                $691,389,149  $48,740,980   $80,846,576   $54,242,854
                                          ======================================================
iShares outstanding                         12,000,000      800,000     1,150,000       650,000
                                          ======================================================
Net asset value per iShare                $      57.62  $     60.93   $     70.30   $     83.45
                                          ======================================================

--------------------------------------------------------------------------------
/(1)/ Securities on loan with market values of $12,109,281, $2,425,632, $4,727,729 and $1,666,730, respectively. See Note 5.

See notes to financial statements.

Financial Statements                                                         191
iShares Trust
Statements of Operations
Year Ended March 31, 2002



                                                            iShares Russell
                                          ----------------------------------------------------
                                              3000      3000 Growth   3000 Value      2000
                                           Index Fund   Index Fund    Index Fund   Index Fund
----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends/(1)/                         $ 13,131,500  $  211,165   $   978,447  $ 22,223,335
   Interest                                     24,370         503         1,263        50,351
   Securities lending income                   115,351       4,044         3,617       705,625
                                          ----------------------------------------------------
Total investment income                     13,271,221     215,712       983,327    22,979,311
                                          ----------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                             1,891,266      75,137       120,817     3,173,356
                                          ----------------------------------------------------
Total expenses                               1,891,266      75,137       120,817     3,173,356
                                          ----------------------------------------------------
Net investment income                       11,379,955     140,575       862,510    19,805,955
                                          ----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from:
      Investments                          (38,874,684) (4,895,700)   (1,026,946)  (79,680,702)
      In-kind redemptions                   89,461,450   1,967,827       183,524   133,568,350
                                          ----------------------------------------------------
   Net realized gain (loss)                 50,586,766  (2,927,873)     (843,422)   53,887,648
                                          ----------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments             662,437   3,033,329     4,925,088   106,656,881
                                          ----------------------------------------------------
Net realized and unrealized gain            51,249,203     105,456     4,081,666   160,544,529
                                          ----------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                         $ 62,629,158  $  246,031   $ 4,944,176  $180,350,484
                                          ====================================================

--------------------------------------------------------------------------------
/(1)/ Net of foreign withholding tax of: $351, $ -, $64 and $847, respectively.

See notes to financial statements.

192                                   2002 iShares Annual Report to Shareholders
iShares Trust
Statements of Operations (continued)
Year Ended March 31, 2002


                                                             iShares Russell
                                          ------------------------------------------------------
                                          2000 Growth    2000 Value       1000      1000 Growth
                                           Index Fund    Index Fund    Index Fund    Index Fund
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends/(1)/                         $  1,267,617  $ 11,482,737  $  4,100,052  $  2,865,597
   Interest                                      6,743        20,155         6,339         6,846
   Securities lending income                   174,200       127,129        27,753        51,037
                                          ------------------------------------------------------
Total investment income                      1,448,560    11,630,021     4,134,144     2,923,480
                                          ------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                               769,356     1,254,820       449,693       808,826
                                          ------------------------------------------------------
Total expenses                                 769,356     1,254,820       449,693       808,826
                                          ------------------------------------------------------
Net investment income                          679,204    10,375,201     3,684,451     2,114,654
                                          ------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from:
      Investments                          (32,896,482)  (13,900,715)  (18,821,763)  (51,049,332)
      In-kind redemptions                    8,793,432    25,880,613    21,233,725     8,781,770
                                          ------------------------------------------------------
   Net realized gain (loss)                (24,103,050)   11,979,898     2,411,962   (42,267,562)
                                          ------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments          23,140,519    82,906,789       494,427     1,378,927
                                          ------------------------------------------------------
Net realized and unrealized gain (loss)       (962,531)   94,886,687     2,906,389   (40,888,635)
                                          ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $   (283,327) $105,261,888  $  6,590,840  $(38,773,981)
                                          ======================================================

--------------------------------------------------------------------------------
 /(1)/ Net of foreign withholding tax of $54, $434, $257 and $ -, respectively.

See notes to financial statements.

Financial Statements                                                         193
iShares Trust
Statements of Operations (continued)
Year Ended March 31, 2002


                                                                      iShares Russell
                                          ------------------------------------------------------------------------
                                           1000 Value          Midcap         Midcap Growth       Midcap Value
                                           Index Fund      Index Fund/(2)/    Index Fund/(2)/    Index Fund/(2)/
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends/(1)/                         $  9,298,692       $  360,987         $  48,619          $  372,400
   Interest                                     12,280              790               672                 592
   Securities lending income                    38,504            4,269               979                 959
                                          ------------------------------------------------------------------------
Total investment income                      9,349,476          366,046            50,270             373,951
                                          ------------------------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                               926,158           45,722            38,286              43,121
                                          ------------------------------------------------------------------------
Total expenses                                 926,158           45,722            38,286              43,121
                                          ------------------------------------------------------------------------
Net investment income                        8,423,318          320,324            11,984             330,830
                                          ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from:
      Investments                          (13,929,631)        (308,459)         (235,733)           (225,321)
      In-kind redemptions                   21,327,054         (118,792)                -               5,875
                                          ------------------------------------------------------------------------
   Net realized gain (loss)                  7,397,423         (427,251)         (235,733)           (219,446)
                                          ------------------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments           4,575,129        1,327,138          (502,130)          3,389,782
                                          ------------------------------------------------------------------------
Net realized and unrealized gain (loss)     11,972,552          899,887          (737,863)          3,170,336
                                          ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $ 20,395,870       $1,220,211         $(725,879)         $3,501,166
                                          ========================================================================

--------------------------------------------------------------------------------
/(1)/ Net of foreign withholding tax of: $631, $94, $ -, and $95, respectively.
/(2)/ For the period from July 17, 2001 (commencement of operations) to March
      31, 2002.

See notes to financial statements.

194                                   2002 iShares Annual Report to Shareholders
iShares Trust
Statements of Changes in Net Assets


                                                   iShares Russell 3000                 iShares Russell 3000
                                                        Index Fund                        Growth Index Fund
                                          --------------------------------------  ---------------------------------
                                                              For the period                       For the period
                                             For the         May 22, 2000/(1)/       For the      July 24, 2000/(1)/
                                            year ended              to              year ended           to
                                          March 31, 2002      March 31, 2001      March 31, 2002   March 31, 2001
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                  $  11,379,955        $  1,676,254        $   140,575       $    25,132
   Net realized gain (loss)                  50,586,766          (1,098,311)        (2,927,873)         (134,320)
   Net change in unrealized appreciation
     (depreciation)                             662,437         (79,350,178)         3,033,329        (9,112,736)
                                          -----------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  62,629,158         (78,772,235)           246,031        (9,221,924)
                                          -----------------------------------------------------------------------

Distributions to iShareholders:
   From net investment income               (10,680,502)         (1,485,754)          (134,625)          (24,738)
   From net realized gain                             -             (62,630)                 -              (580)
                                          -----------------------------------------------------------------------
Total distributions to iShareholders        (10,680,502)         (1,548,384)          (134,625)          (25,318)
                                          -----------------------------------------------------------------------

iShares Transactions:
   iShares sold                           1,578,633,222         468,829,839         27,600,774        29,598,326
   iShares redeemed                        (658,154,490)                  -        (20,257,453)                -
                                          -----------------------------------------------------------------------
Net increase in net assets from iShares
  transactions                              920,478,732         468,829,839          7,343,321        29,598,326
                                          -----------------------------------------------------------------------
Increase in net assets                      972,427,388         388,509,220          7,454,727        20,351,084

NET ASSETS:
Beginning of period                         388,509,220                   -         20,351,084                 -
                                          -----------------------------------------------------------------------
End of period                             $1,360,936,608       $388,509,220        $27,805,811       $20,351,084
                                          =======================================================================

Undistributed net investment income
  included in net assets at end of
  period                                  $     800,060        $    176,041        $     5,775       $       389
                                          =======================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                              25,500,000           6,100,000            700,000           500,000
   iShares redeemed                         (10,300,000)                  -           (500,000)                -
                                          -----------------------------------------------------------------------
Net increase in iShares outstanding          15,200,000           6,100,000            200,000           500,000
                                          =======================================================================

                                                IShares Russell 3000
                                                  Value Index Fund
                                          ---------------------------------
                                                           For the period
                                             For the     July 24, 2000/(1)/
                                            year ended           to
                                          March 31, 2002   March 31, 2001
---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                   $   862,510       $   262,996
   Net realized gain (loss)                   (843,422)          (85,834)
   Net change in unrealized appreciation
     (depreciation)                          4,925,088            63,211
                                          ---------------------------------
Net increase (decrease) in net assets
  resulting from operations                  4,944,176           240,373
                                          ---------------------------------
DISTRIBUTIONS TO iSHAREHOLDERS:
   From net investment income                 (819,516)         (238,362)
   From net realized gain                            -           (21,819)
                                          ---------------------------------
Total distributions to iShareholders          (819,516)         (260,181)
                                          ---------------------------------
iSHARES TRANSACTIONS:
   iShares sold                             30,371,648        32,235,434
   iShares redeemed                                  -                 -
                                          ---------------------------------
Net increase in net assets from iShares
  transactions                              30,371,648        32,235,434
                                          ---------------------------------
Increase in net assets                      34,496,308        32,215,626

NET ASSETS:
Beginning of period                         32,215,626                 -
                                          ---------------------------------
End of period                              $66,711,934       $32,215,626
                                          =================================
Undistributed net investment income
  included in net assets at end of
  period                                   $    59,622       $    23,465
                                          =================================
iSHARES ISSUED AND REDEEMED:
   iShares sold                                450,000           450,000
   iShares redeemed                                  -                 -
                                          ---------------------------------
Net increase in iShares outstanding            450,000           450,000
                                          =================================

--------------------------------------------------------------------------------
/(1)/ Commencement of operations.

See notes to financial statements.

Financial Statements                                                         195
iShares Trust
Statements of Changes in Net Assets (continued)


                                                   iShares Russell 2000                 iShares Russell 2000
                                                        Index Fund                        Growth Index Fund
                                          --------------------------------------  ----------------------------------
                                                              For the Period                       For the Period
                                             For the         May 22, 2000/(1)/       For the      July 24, 2000/(1)/
                                            year ended              to              year ended           to
                                          March 31, 2002      March 31, 2001      March 31, 2002   March 31, 2001
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                 $   19,805,955        $  4,098,260        $    679,204     $     74,296
   Net realized gain (loss)                  53,887,648          32,124,626         (24,103,050)      (1,259,134)
   Net change in unrealized appreciation
     (depreciation)                         106,656,881         (69,558,803)         23,140,519      (32,985,699)
                                         ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 180,350,484         (33,335,917)           (283,327)     (34,170,537)
                                         ---------------------------------------------------------------------------

Distributions to iShareholders:
   From net investment income               (16,627,178)         (3,293,260)           (566,781)         (59,813)
   From net realized gain                             -            (560,014)                  -          (61,203)
                                         ---------------------------------------------------------------------------
Total distributions to iShareholders        (16,627,178)         (3,853,274)           (566,781)        (121,016)
                                         ---------------------------------------------------------------------------

iShares Transactions:
   iShares sold                           2,328,641,415         914,187,530         314,890,447      195,422,879
   iShares redeemed                        (767,404,281)       (163,059,005)        (32,887,260)      (5,872,832)
                                         ---------------------------------------------------------------------------
Net increase in net assets from iShares
  transactions                            1,561,237,134         751,128,525         282,003,187      189,550,047
                                         ---------------------------------------------------------------------------
Increase in net assets                    1,724,960,440         713,939,334         281,153,079      155,258,494

NET ASSETS:
Beginning of period                         713,939,334                   -         155,258,494                -
                                         ---------------------------------------------------------------------------
End of period                            $2,438,899,774        $713,939,334        $436,411,573     $155,258,494
                                         ===========================================================================

Undistributed net investment income
  included in net assets at end of
  period                                 $    3,184,433        $    685,957        $    108,563     $     13,626
                                         ===========================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                              24,450,000           9,650,000           5,550,000        2,950,000
   iShares redeemed                          (8,200,000)         (1,700,000)           (700,000)        (100,000)
                                         ---------------------------------------------------------------------------
Net increase in iShares outstanding          16,250,000           7,950,000           4,850,000        2,850,000
                                         ===========================================================================

                                                iShares Russell 2000
                                                  Value Index Fund
                                         -----------------------------------
                                                           For the period
                                             For the      July 24, 2000/(1)/
                                            year ended           to
                                          March 31, 2002   March 31, 2001
                                         -----------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                   $ 10,375,201     $  2,067,018
   Net realized gain (loss)                  11,979,898        5,459,417
   Net change in unrealized appreciation
     (depreciation)                          82,906,789        9,501,906
                                          ----------------------------------
Net increase (decrease) in net assets
  resulting from operations                 105,261,888       17,028,341
                                          ----------------------------------
Distributions to iShareholders:
   From net investment income                (8,688,498)      (1,582,249)
   From net realized gain                             -          (31,344)
                                          ----------------------------------
Total distributions to iShareholders         (8,688,498)      (1,613,593)
                                          ----------------------------------
iShares Transactions:
   iShares sold                             544,536,783      282,606,517
   iShares redeemed                         (76,905,774)     (24,257,934)
                                          ----------------------------------
Net increase in net assets from iShares
  transactions                              467,631,009      258,348,583
                                          ----------------------------------
Increase in net assets                      564,204,399      273,763,331

NET ASSETS:
Beginning of period                         273,763,331                -
                                          ----------------------------------
End of period                              $837,967,730     $273,763,331
                                          ==================================
Undistributed net investment income
  included in net assets at end of
  period                                   $  1,779,180     $    446,588
                                          ==================================
iSHARES ISSUED AND REDEEMED:
   iShares sold                               4,250,000        2,550,000
   iShares redeemed                            (650,000)        (200,000)
                                          ----------------------------------
Net increase in iShares outstanding           3,600,000        2,350,000
                                          ==================================

--------------------------------------------------------------------------------
/(1)/ Commencement of operations.

See notes to financial statements.

196                                   2002 iShares Annual Report to Shareholders
iShares Trust
Statements of Changes in Net Assets (continued)

                                                   iShares Russell 1000                    iShares Russell 1000
                                                        Index Fund                          Growth Index Fund
                                          --------------------------------------  -------------------------------------
                                                              For the period                          For the period
                                             For the         May 15, 2000/(1)/       For the         May 22, 2000/(1)/
                                            year ended              to              year ended              to
                                          March 31, 2002      March 31, 2001      March 31, 2002      March 31, 2001
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                  $   3,684,451        $  2,180,181       $   2,114,654        $    184,289
   Net realized gain (loss)                   2,411,962              45,380         (42,267,562)           (951,935)
   Net change in unrealized appreciation
     (depreciation)                             494,427         (43,363,804)          1,378,927         (51,638,999)
                                          ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   6,590,840         (41,138,243)        (38,773,981)        (52,406,645)
                                          ----------------------------------------------------------------------------

Distributions to iShareholders:
   From net investment income                (3,516,544)         (2,081,133)         (1,993,842)           (177,939)
   From net realized gain                             -              (4,709)                  -            (152,079)
                                          ----------------------------------------------------------------------------
Total distributions to iShareholders         (3,516,544)         (2,085,842)         (1,993,842)           (330,018)
                                          ----------------------------------------------------------------------------

iShares Transactions:
   iShares sold                             386,533,984         274,084,836         432,772,933         261,814,210
   iShares redeemed                        (177,760,490)        (23,137,408)       (117,617,813)                  -
                                          ----------------------------------------------------------------------------
Net increase in net assets from iShares
  transactions                              208,773,494         250,947,428         315,155,120         261,814,210
                                          ----------------------------------------------------------------------------
Increase in net assets                      211,847,790         207,723,343         274,387,297         209,077,547

NET ASSETS:
Beginning of period                         207,723,343                   -         209,077,547                   -
                                          ----------------------------------------------------------------------------
End of period                             $ 419,571,133        $207,723,343       $ 483,464,844        $209,077,547
                                          ============================================================================

Undistributed net investment income
  included in net assets at end of
  period                                  $     238,683        $     92,638       $     124,675        $      6,350
                                          ============================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                               6,450,000           3,700,000           8,000,000           4,100,000
   iShares redeemed                          (2,950,000)           (300,000)         (2,350,000)                  -
                                          ----------------------------------------------------------------------------
Net increase in iShares outstanding           3,500,000           3,400,000           5,650,000           4,100,000
                                          ============================================================================

                                                   iShares Russell 1000
                                                     Value Index Fund
                                          --------------------------------------
                                                              For the period
                                             For the         May 22, 2000/(1)/
                                            year ended              to
                                          March 31, 2002      March 31, 2001
                                          --------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                  $   8,423,318        $  1,419,312
   Net realized gain (loss)                   7,397,423          10,244,219
   Net change in unrealized appreciation
     (depreciation)                           4,575,129          (9,815,119)
                                          --------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  20,395,870           1,848,412
                                          --------------------------------------
Distributions to iShareholders:
   From net investment income                (7,968,208)         (1,295,030)
   From net realized gain                             -                   -
                                          --------------------------------------
Total distributions to iShareholders         (7,968,208)         (1,295,030)
                                          --------------------------------------
iShares Transactions:
   iShares sold                             687,791,275         281,586,524
   iShares redeemed                        (199,834,895)        (91,134,799)
                                          --------------------------------------
Net increase in net assets from iShares
  transactions                              487,956,380         190,451,725
                                          --------------------------------------
Increase in net assets                      500,384,042         191,005,107

NET ASSETS:
Beginning of period                         191,005,107                   -
                                          --------------------------------------
End of period                             $ 691,389,149        $191,005,107
                                          ======================================
Undistributed net investment income
  included in net assets at end of
  period                                  $     531,962        $    119,653
                                          ======================================
iSHARES ISSUED AND REDEEMED:
   iShares sold                              12,200,000           4,950,000
   iShares redeemed                          (3,600,000)         (1,550,000)
                                          --------------------------------------
Net increase in iShares outstanding           8,600,000           3,400,000
                                          ======================================

--------------------------------------------------------------------------------
/(1)/ Commencement of operations.

See notes to financial statements.

Financial Statements                                                         197
iShares Trust
Statements of Changes in Net Assets (continued)

                                          iShares Russell Midcap  iShares Russell Midcap  iShares Russell Midcap
                                                Index Fund          Growth Index Fund        Value Index Fund
                                          ----------------------  ----------------------  ----------------------
                                              For the period          For the period          For the period
                                              July 17, 2001           July 17, 2001           July 17, 2001
                                                    to                      to                      to
                                            March 31, 2002/(1)/     March 31, 2002/(1)/     March 31, 2002/(1)/
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                       $    320,324            $    11,984             $   330,830
   Net realized loss                               (427,251)              (235,733)               (219,446)
   Net change in unrealized appreciation
     (depreciation)                               1,327,138               (502,130)              3,389,782
                                          ----------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       1,220,211               (725,879)              3,501,166
                                          ----------------------------------------------------------------------

Distributions to iShareholders:
   From net investment income                      (272,904)                (6,155)               (265,079)
                                          ----------------------------------------------------------------------
Total distributions to iShareholders               (272,904)                (6,155)               (265,079)
                                          ----------------------------------------------------------------------

iShares Transactions:
   iShares sold                                  79,684,124             81,578,610              51,006,767
   iShares redeemed                             (31,890,451)                     -                       -
                                          ----------------------------------------------------------------------
Net increase in net assets from iShares
  transactions                                   47,793,673             81,578,610              51,006,767
                                          ----------------------------------------------------------------------
Increase in net assets                           48,740,980             80,846,576              54,242,854

NET ASSETS:
Beginning of period                                       -                      -                       -
                                          ----------------------------------------------------------------------
End of period                                  $ 48,740,980            $80,846,576             $54,242,854
                                          ======================================================================

Undistributed net investment income
  included in net assets at end of
  period                                       $     40,104            $     4,922             $    62,019
                                          ======================================================================
iSHARES ISSUED AND REDEEMED:
   iShares sold                                   1,350,000              1,150,000                 650,000
   iShares redeemed                                (550,000)                     -                       -
                                          ----------------------------------------------------------------------
Net increase in iShares outstanding                 800,000              1,150,000                 650,000
                                          ======================================================================

----------------------------------------------------------------------------------------------------------------

 (1)  Commencement of operations.

See notes to financial statements.

198                                   2002 iShares Annual Report to Shareholders
iShares Trust
Financial Highlights
(For a share outstanding throughout each period)

                                                     iShares Russell 3000                        iShares Russell 3000
                                                          Index Fund                              Growth Index Fund
                                            ---------------------------------------    ----------------------------------------
                                                                  Period from                                 Period from
                                                                May 22, 2000/(1)/                          Jul. 24, 2000/(1)/
                                             Year ended                to               Year ended                to
                                            Mar. 31, 2002        Mar. 31, 2001         Mar. 31, 2002         Mar. 31, 2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    63.69             $  76.23              $ 40.70               $ 68.63
                                            -----------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                           0.65                 0.51                 0.20                  0.06
   Net realized and unrealized gain
     (loss)                                        0.19               (12.56)               (0.99)               (27.93)
                                            -----------------------------------------------------------------------------------
Total from investment operations                   0.84               (12.05)               (0.79)               (27.87)
                                            -----------------------------------------------------------------------------------
Less distributions from:
   Net investment income                          (0.64)               (0.48)               (0.19)                (0.06)
   Net realized gain                                  -                (0.01)                   -                 (0.00)/(5)/
                                            -----------------------------------------------------------------------------------
Total distributions                               (0.64)               (0.49)               (0.19)                (0.06)
                                            -----------------------------------------------------------------------------------
Net asset value, end of period               $    63.89             $  63.69              $ 39.72               $ 40.70
                                            ===================================================================================

Total return                                       1.35%              (15.90)%/(2)/         (1.95)%              (40.62)%/(2)/
                                            ===================================================================================

Ratios/Supplemental Data:
   Net assets, end of period (000s)          $1,360,937             $388,509              $27,806               $20,351
   Ratio of expenses to average net
     assets/(3)/                                   0.20%                0.20%                0.25%                 0.25%
   Ratio of net investment income to
     average net assets/(3)/                       1.20%                1.09%                0.47%                 0.20%
   Portfolio turnover rate/(4)/                       6%                   3%                  18%                    3%

                                                    iShares Russell 3000
                                                      Value Index Fund
                                          ----------------------------------------
                                                                 Period from
                                                              Jul. 24, 2000/(1)/
                                           Year ended                to
                                          Mar. 31, 2002         Mar. 31, 2001
                                          ----------------------------------------
Net asset value, beginning of period         $ 71.59               $ 69.91
                                          ----------------------------------------
Income from investment operations:
   Net investment income                        1.25                  0.83
   Net realized and unrealized gain
     (loss)                                     2.50                  1.71
                                          ----------------------------------------
Total from investment operations                3.75                  2.54
                                          ----------------------------------------
Less distributions from:
   Net investment income                       (1.22)                (0.77)
   Net realized gain                               -                 (0.09)
                                          ----------------------------------------
Total distributions                            (1.22)                (0.86)
                                          ----------------------------------------
Net asset value, end of period               $ 74.12               $ 71.59
                                          ========================================
Total return                                    5.34%                 3.60%/(2)/
                                          ========================================
Ratios/Supplemental Data:
   Net assets, end of period (000s)          $66,712               $32,216
   Ratio of expenses to average net
     assets/(3)/                                0.25%                 0.25%
   Ratio of net investment income to
     average net assets/(3)/                    1.79%                 1.67%
   Portfolio turnover rate/(4)/                   15%                    4%
--------------------------------------------------------------------------------

/(1)/  Commencement of operations.
/(2)/  Not annualized.
/(3)/  Annualized for periods of less than one year.
/(4)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/(5)/  Rounds to less than $0.01.

See notes to financial statements.

Financial Highlights                                                         199
iShares Trust
Financial Highlights (continued)
(For a share outstanding throughout each period)

                                                     iShares Russell 2000                        iShares Russell 2000
                                                          Index Fund                              Growth Index Fund
                                            ---------------------------------------    ----------------------------------------
                                                                  Period from                                 Period from
                                                                May 22, 2000/(1)/                          Jul. 24, 2000/(1)/
                                             Year ended                to               Year ended                to
                                            Mar. 31, 2002        Mar. 31, 2001         Mar. 31, 2002         Mar. 31, 2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    89.80             $  94.33             $  54.48              $  81.36
                                            -----------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                           1.04                 0.98                 0.11                  0.05
   Net realized and unrealized gain
     (loss)                                       10.90                (4.47)                2.19                (26.85)
                                            -----------------------------------------------------------------------------------
Total from investment operations                  11.94                (3.49)                2.30                (26.80)
                                            -----------------------------------------------------------------------------------
Less distributions from:
   Net investment income                          (0.96)               (0.88)               (0.10)                (0.04)
   Net realized gain                                  -                (0.16)                   -                 (0.04)
                                            -----------------------------------------------------------------------------------
Total distributions                               (0.96)               (1.04)               (0.10)                (0.08)
                                            -----------------------------------------------------------------------------------
Net asset value, end of period               $   100.78             $  89.80             $  56.68              $  54.48
                                            ===================================================================================

Total return                                      13.40%               (3.77)%/(2)/          4.24%               (32.96)%/(2)/
                                            ===================================================================================

Ratios/Supplemental Data:
   Net assets, end of period (000s)          $2,438,900             $713,939             $436,412              $155,258
   Ratio of expenses to average net
     assets/(3)/                                   0.20%                0.20%                0.25%                 0.25%
   Ratio of net investment income to
     average net assets/(3)/                       1.25%                1.39%                0.22%                 0.14%
   Portfolio turnover rate/(4)/                      20%                  39%                  28%                    9%

                                                    iShares Russell 2000
                                                      Value Index Fund
                                          ----------------------------------------
                                                                 Period from
                                                              Jul. 24, 2000/(1)/
                                           Year ended                to
                                          Mar. 31, 2002         Mar. 31, 2001
----------------------------------------------------------------------------------
Net asset value, beginning of period        $ 116.50              $ 103.35
                                          ----------------------------------------
Income from investment operations:
   Net investment income                        2.30                  1.49
   Net realized and unrealized gain
     (loss)                                    24.16                 12.97
                                          ----------------------------------------
Total from investment operations               26.46                 14.46
                                          ----------------------------------------
Less distributions from:
   Net investment income                       (2.13)                (1.28)
   Net realized gain                               -                 (0.03)
                                          ----------------------------------------
Total distributions                            (2.13)                (1.31)
                                          ----------------------------------------
Net asset value, end of period              $ 140.83              $ 116.50
                                          ========================================

Total return                                   23.05%                14.05%(2)
                                          ========================================

Ratios/Supplemental Data:
   Net assets, end of period (000s)         $837,968              $273,763
   Ratio of expenses to average net
     assets/(3)/                                0.25%                 0.25%
   Ratio of net investment income to
     average net assets/(3)/                    2.07%                 2.40%
   Portfolio turnover rate/(4)/                   26%                    9%

--------------------------------------------------------------------------------

/(1)/ Commencement of operations.
/(2)/ Not annualized.
/(3)/ Annualized for periods of less than one year.
/(4)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

200                                   2002 iShares Annual Report to Shareholders
iShares Trust
Financial Highlights (continued)
(For a share outstanding throughout each period)

                                                     iShares Russell 1000                       iShares Russell 1000
                                                          Index Fund                              Growth Index Fund
                                            ---------------------------------------    ---------------------------------------
                                                                  Period from                                Period from
                                                                May 15, 2000/(1)/                          May 22, 2000/(1)/
                                             Year ended                to               Year ended                to
                                            Mar. 31, 2002        Mar. 31, 2001         Mar. 31, 2002        Mar. 31, 2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  61.10              $  76.78             $  50.99              $  79.30
                                            ----------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                          0.70                  0.64                 0.23                  0.14
   Net realized and unrealized gain
     (loss)                                      (0.30)               (15.71)               (1.41)               (28.20)
                                            ----------------------------------------------------------------------------------
Total from investment operations                  0.40                (15.07)               (1.18)               (28.06)
                                            ----------------------------------------------------------------------------------
Less distributions from:
   Net investment income                         (0.69)                (0.61)               (0.22)                (0.14)
   Net realized gain                                 -                 (0.00)/(5)/              -                 (0.11)
                                            ----------------------------------------------------------------------------------
Total distributions                              (0.69)                (0.61)               (0.22)                (0.25)
                                            ----------------------------------------------------------------------------------
Net asset value, end of period                $  60.81              $  61.10             $  49.59              $  50.99
                                            ==================================================================================

Total return                                      0.68%               (19.75)%/(2)/         (2.30)%              (35.47)%/(2)/
                                            ==================================================================================

Ratios/Supplemental data:
   Net assets, end of period (000s)           $419,571              $207,723             $483,465              $209,078
   Ratio of expenses to average net
     assets/(3)/                                  0.15%                 0.15%                0.20%                 0.20%
   Ratio of net investment income to
     average net assets/(3)/                      1.23%                 1.01%                0.52%                 0.26%
   Portfolio turnover rate/(4)/                      8%                    9%                  22%                   11%

                                                   iShares Russell 1000
                                                     Value Index Fund
                                          ---------------------------------------
                                                                Period From
                                                              May 22, 2000/(1)/
                                           Year ended                to
                                          Mar. 31, 2002        Mar. 31, 2001
---------------------------------------------------------------------------------
Net asset value, beginning of period        $  56.18              $  56.10
                                          ---------------------------------------
Income from investment operations:
   Net investment income                        0.90                  0.66
   Net realized and unrealized gain
     (loss)                                     1.43                  0.04
                                          ---------------------------------------
Total from investment operations                2.33                  0.70
                                          ---------------------------------------
Less distributions from:
   Net investment income                       (0.89)                (0.62)
   Net realized gain                               -                     -
                                          ---------------------------------------
Total distributions                            (0.89)                (0.62)
                                          ---------------------------------------
Net asset value, end of period              $  57.62              $  56.18
                                          =======================================
Total return                                    4.22%                 1.22%/(2)/
                                          =======================================
Ratios/Supplemental data:
   Net assets, end of period (000s)         $691,389              $191,005
   Ratio of expenses to average net
     assets/(3)/                                0.20%                 0.20%
   Ratio of net investment income to
     average net assets/(3)/                    1.82%                 1.64%
   Portfolio turnover rate/(4)/                   16%                    9%

--------------------------------------------------------------------------------
/(1)/ Commencement of operations.
/(2)/ Not annualized.
/(3)/ Annualized for periods of less than one year.
/(4)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/(5)/ Rounds to less than $0.01.

See notes to financial statements.

Financial Highlights                                                         201
iShares Trust
Financial Highlights (continued)
(For a share outstanding throughout each period)


                                            iShares Russell Midcap    iShares Russell Midcap    iShares Russell Midcap
                                                  Index Fund            Growth Index Fund          Value Index Fund
                                            ----------------------    ----------------------    ----------------------
                                                 Period from               Period from               Period from
                                              Jul. 17, 2001/(1)/        Jul. 17, 2001/(1)/        Jul. 17, 2001/(1)/
                                                      to                        to                        to
                                                Mar. 31, 2002             Mar. 31, 2002             Mar. 31, 2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 59.55                   $ 73.06                   $ 78.86
                                            --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                              0.46                      0.03                      1.02
   Net realized and unrealized gain
     (loss)                                           1.32                     (2.77)                     4.49
                                            --------------------------------------------------------------------------
Total from investment operations                      1.78                     (2.74)                     5.51
                                            --------------------------------------------------------------------------
Less distributions from:
   Net investment income                             (0.40)                    (0.02)                    (0.92)
                                            --------------------------------------------------------------------------
Total distributions                                  (0.40)                    (0.02)                    (0.92)
                                            --------------------------------------------------------------------------
Net asset value, end of period                     $ 60.93                   $ 70.30                   $ 83.45
                                            ==========================================================================

Total return/(2)/                                     3.08%                    (3.75)%                    7.14%
                                            ==========================================================================

Ratios/Supplemental data:
   Net assets, end of period (000s)                $48,741                   $80,847                   $54,243
   Ratio of expenses to average net
     assets/(3)/                                      0.20%                     0.25%                     0.25%
   Ratio of net investment income to
     average net assets/(3)/                          1.40%                     0.08%                     1.91%
   Portfolio turnover rate/(4)/                          7%                        5%                        6%

--------------------------------------------------------------------------------

/(1)/ Commencement of operations.
/(2)/ Not annualized.
/(3)/ Annualized for periods of less than one year.
/(4)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

202                                   2002 iShares Annual Report to Shareholders
iShares Trust
Notes to the Financial Statements

1.  SIGNIFICANT ACCOUNTING POLICIES

   iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of March 31, 2002, the Trust offered 55 investment portfolios or funds.

   The funds offered by the Trust, along with their respective exchange trading symbols are:

 iShares S&P Series
 ------------------
 . iShares S&P 100 Index Fund (OEF)
 . iShares S&P 500 Index Fund (IVV)
 . iShares S&P 500/BARRA Growth Index Fund (IVW)
 . iShares S&P 500/BARRA Value Index Fund (IVE)
 . iShares S&P Midcap 400 Index Fund (IJH)
 . iShares S&P Midcap 400/BARRA Growth Index Fund (IJK)
 . iShares S&P Midcap 400/BARRA Value Index Fund (IJJ)
 . iShares S&P SmallCap 600 Index Fund (IJR)
 . iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT)
 . iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)
 . iShares S&P Global 100 Index Fund (IOO)
 . iShares S&P Global Energy Sector Index Fund (IXC)
 . iShares S&P Global Financials Sector Index Fund (IXG)
 . iShares S&P Global Healthcare Sector Index Fund (IXJ)
 . iShares S&P Global Technology Sector Index Fund (IXN)
 . iShares S&P Global Telecommunications Sector Index Fund (IXP)
 . iShares S&P Europe 350 Index Fund (IEV)
 . iShares S&P/TSE 60 Index Fund (IKC)
 . iShares S&P Latin America 40 Index Fund (ILF)
 . iShares S&P/TOPIX 150 Index Fund (ITF)

 iShares Nasdaq Series
 ---------------------
 . iShares Nasdaq Biotechnology Index Fund (IBB)

 iShares Dow Jones Series
 ------------------------
 . iShares Dow Jones U.S. Total Market Index Fund (IYY)
 . iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM)
 . iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC)
 . iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK) . iShares Dow Jones U.S. Energy Sector Index Fund (IYE)
 . iShares Dow Jones U.S. Financial Sector Index Fund (IYF)
 . iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH)
 . iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ)
 . iShares Dow Jones U.S. Technology Sector Index Fund (IYW)
 . iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ)
 . iShares Dow Jones U.S. Utilities Sector Index Fund (IDU)
 . iShares Dow Jones U.S. Chemicals Index Fund (IYD)
 . iShares Dow Jones U.S. Financial Services Index Fund (IYG)
 . iShares Dow Jones U.S. Internet Index Fund (IYV)
 . iShares Dow Jones U.S. Real Estate Index Fund (IYR)

 iShares MSCI Series
 -------------------
 . iShares MSCI EAFE Index Fund (EFA)

 iShares Cohen & Steers Series
 -----------------------------
 . iShares Cohen & Steers Realty Majors Index Fund (ICF)

 iShares Russell Series
 ----------------------
 . iShares Russell 3000 Index Fund (IWV)
 . iShares Russell 3000 Growth Index Fund (IWZ)
 . iShares Russell 3000 Value Index Fund (IWW)
 . iShares Russell 2000 Index Fund (IWM)
 . iShares Russell 2000 Growth Index Fund (IWO)
 . iShares Russell 2000 Value Index Fund (IWN)
 . iShares Russell 1000 Index Fund (IWB)
 . iShares Russell 1000 Growth Index Fund (IWF)
 . iShares Russell 1000 Value Index Fund (IWD)
 . iShares Russell Midcap Index Fund (IWR)
 . iShares Russell Midcap Growth Index Fund (IWP)
 . iShares Russell Midcap Value Index Fund (IWS)

 iShares Goldman Sachs Series
 ----------------------------
 . iShares Goldman Sachs Technology Index Fund (IGM)
 . iShares Goldman Sachs Networking Index Fund (IGN)
 . iShares Goldman Sachs Semiconductor Index Fund (IGW)
 . iShares Goldman Sachs Software Index Fund (IGV)
 . iShares Goldman Sachs Natural Resources Index Fund (IGE)

Notes to the Financial Statements                                            203
iShares Trust
Notes to the Financial Statements (continued)

    The investment objective of each fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each fund. The investment advisor uses a "passive" or index approach to achieve each fund's investment objective.

    These financial statements relate only to the iShares Russell Series Funds (each a "Fund", collectively the "Funds").

    Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell 1000 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

    SECURITY VALUATION

    Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.




204                                   2002 iShares Annual Report to Shareholders
iShares Trust
Notes to the Financial Statements (continued)

    At March 31, 2002, the components of distributable earnings on a tax basis were as follows:

  -----------------------------------------------------------------------
                                                                    Total
                          Undistributed    Undistributed    Distributable
  iShares Index Fund    Ordinary Income   Long Term Gain         Earnings
  -----------------------------------------------------------------------
  Russell 3000              $   743,363       $        -      $   743,363
  Russell 3000 Growth             5,712                -            5,712
  Russell 3000 Value             52,863                -           52,863
  Russell 2000                2,515,585                -        2,515,585
  Russell 2000 Growth            77,172                -           77,172
  Russell 2000 Value          1,355,213                -        1,355,213
  Russell 1000                  232,270                -          232,270
  Russell 1000 Growth           124,072                -          124,072
  Russell 1000 Value            503,928                -          503,928
  Russell Midcap                 38,464                -           38,464
  Russell Midcap Growth           4,922                -            4,922
  Russell Midcap Value           59,626                -           59,626
  -----------------------------------------------------------------------

    For the year ended March 31, 2002, the tax characterization of distributions paid was equal to the book characterization of distributions paid for all of the Funds. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

    FEDERAL INCOME TAXES

    Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2002.

    From November 1, 2001 to March 31, 2002, certain of the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer these losses and treat them as arising in the year ending March 31, 2003.

  -----------------------------------------------------------------------
                                                                 Deferred
                                                             Net Realized
  iShares Index Fund                                       Capital Losses
  -----------------------------------------------------------------------
  Russell 3000                                                 $2,957,349
  Russell 3000 Growth                                             383,983
  Russell 3000 Value                                              209,947
  Russell 2000                                                    549,613
  Russell 2000 Growth                                             974,960
  Russell 1000                                                  1,727,841
  Russell 1000 Growth                                           1,386,436
  Russell 1000 Value                                            1,924,741
  Russell Midcap                                                  113,763
  Russell Midcap Growth                                            85,552
  Russell Midcap Value                                            122,684
  -----------------------------------------------------------------------



Notes to the Financial Statements                                            205
iShares Trust
Notes to the Financial Statements (continued)

    The following Funds had tax basis net capital loss carryforwards at March 31, 2002, the tax year end of the Funds:

  ------------------------------------------------------
                                  Expiring      Expiring
  iShares Index Fund                  2009          2010
  ------------------------------------------------------
  Russell 3000                     $     -   $21,820,617
  Russell 3000 Growth                    -     4,176,050
  Russell 3000 Value                     -       605,073
  Russell 2000                           -    47,681,248
  Russell 2000 Growth                    -    14,797,300
  Russell 2000 Value                     -     6,838,382
  Russell 1000                           -    12,325,552
  Russell 1000 Growth                    -    20,107,067
  Russell 1000 Value                99,151     5,765,240
  Russell Midcap                         -        66,369
  Russell Midcap Growth                  -        40,231
  Russell Midcap Value                   -        30,986
  ------------------------------------------------------

    Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

    For the year ended March 31, 2002, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 iShares ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year end. The in-kind gains or losses for the year ended March 31, 2002 are disclosed in the Statements of Operations.

    REPURCHASE AGREEMENTS

    Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Funds held repurchase agreements at March 31, 2002.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.



206                                   2002 iShares Annual Report to Shareholders
iShares Trust
Notes to the Financial Statements (continued)

    For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

  --------------------------------------------------------------------------
                                                                   Advisory
  iShares Index Fund                                                    Fee
  -------------------------------------------------------------------------
  Russell 3000                                                         0.20%
  Russell 3000 Growth                                                  0.25
  Russell 3000 Value                                                   0.25
  Russell 2000                                                         0.20
  Russell 2000 Growth                                                  0.25
  Russell 2000 Value                                                   0.25
  Russell 1000                                                         0.15
  Russell 1000 Growth                                                  0.20
  Russell 1000 Value                                                   0.20
  Russell Midcap                                                       0.20
  Russell Midcap Growth                                                0.25
  Russell Midcap Value                                                 0.25
  -------------------------------------------------------------------------

    Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian, transfer agent and securities lending agent for the Funds. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

    SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.

    Barclays Global Investors Services ("BGIS"), a subsidiary of Barclays Global Investors, N.A., may serve as a broker-dealer for the Funds. For the year ended March 31, 2002, BGIS received the following amounts in brokerage commissions:

  -------------------------------------------------------------------------
                                                                Commissions
                                                                    Paid to
  iShares Index Fund                                                   Bgis
  -------------------------------------------------------------------------
  Russell 3000                                                      $ 6,966
  Russell 3000 Growth                                                    35
  Russell 3000 Value                                                     68
  Russell 2000                                                        4,185
  Russell 2000 Growth                                                   589
  Russell 2000 Value                                                    429
  Russell 1000                                                        5,573
  Russell 1000 Growth                                                 8,374
  Russell 1000 Value                                                 29,171
  Russell Midcap                                                         53
  Russell Midcap Growth                                                 233
  Russell Midcap Value                                                   54
  -------------------------------------------------------------------------

    Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Funds' investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds are recorded as either interest income or securities lending income in the accompanying Statements of Operations.



Notes to the Financial Statements                                            207
iShares Trust
Notes to the Financial Statements (continued)

    Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the year ended March 31, 2002. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. In management's opinion, all transactions were in compliance with the requirements and restrictions set forth by Rule 17a-7.

    As of March 31, 2002, certain trustees and officers of the Trust are also employees of BGFA and its affiliates or employees of Investors Bank.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the year ended March 31, 2002 were as follows:

  ---------------------------------------------------------------
  iShares Index Fund                  Purchases             Sales
  ---------------------------------------------------------------
  Russell 3000                     $ 61,894,015      $ 60,372,123
  Russell 3000 Growth                 5,435,407         5,493,781
  Russell 3000 Value                  7,224,112         7,262,825
  Russell 2000                      312,499,775       321,875,625
  Russell 2000 Growth                86,663,019        91,092,180
  Russell 2000 Value                130,564,370       135,105,619
  Russell 1000                       23,866,944        23,668,316
  Russell 1000 Growth                89,671,526        89,467,705
  Russell 1000 Value                 75,398,113        75,383,424
  Russell Midcap                      1,921,135         1,922,263
  Russell Midcap Growth               1,114,180         1,253,221
  Russell Midcap Value                1,675,943         1,580,435
  ---------------------------------------------------------------

  In-kind transactions for the year ended March 31, 2002 were as follows:

  ---------------------------------------------------------------
                                          In-kind         In-kind
  iShares Index Fund                    Purchases           Sales
  ---------------------------------------------------------------
  Russell 3000                     $1,575,200,612    $657,073,853
  Russell 3000 Growth                  27,643,747      20,251,213
  Russell 3000 Value                   31,398,888         996,794
  Russell 2000                      2,464,064,411     892,541,128
  Russell 2000 Growth                 353,971,145      67,411,482
  Russell 2000 Value                  623,924,373     150,693,144
  Russell 1000                        385,949,624     177,538,877
  Russell 1000 Growth                 432,375,939     117,539,035
  Russell 1000 Value                  695,271,446     207,533,588
  Russell Midcap                       79,597,814      31,835,233
  Russell Midcap Growth                81,670,493               -
  Russell Midcap Value                 50,883,235          27,413
  ---------------------------------------------------------------



208                                   2002 iShares Annual Report to Shareholders
iShares Trust
Notes to the Financial Statements (continued)

    At March 31, 2002, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:


   -------------------------------------------------------------------------------
                                                                    Net Unrealized
                                  Tax    Unrealized     Unrealized    Appreciation
   iShares Index Fund            Cost  Appreciation   Depreciation  (Depreciation)
   -------------------------------------------------------------------------------
   Russell 3000        $1,495,673,848  $ 62,814,674  $(151,706,666) $  (88,891,992)
   Russell 3000
     Growth                34,865,342       949,990     (7,221,980)     (6,271,990)
   Russell 3000 Value      63,412,719     7,830,668     (3,158,404)      4,672,264
   Russell 2000         2,661,199,291   241,120,053   (223,560,651)     17,559,402
   Russell 2000
     Growth               515,407,508    33,625,765    (61,737,359)    (28,111,594)
   Russell 2000 Value     810,932,901   110,879,387    (23,150,327)     87,729,060
   Russell 1000           474,473,773    20,334,628    (65,469,012)    (45,134,384)
   Russell 1000
     Growth               573,996,926             -    (76,066,494)    (76,066,494)
   Russell 1000 Value     713,559,925    30,813,972    (40,722,503)     (9,908,531)
   Russell Midcap          49,946,613     2,673,393     (1,392,713)      1,280,680
   Russell Midcap
     Growth                86,388,887     3,011,455     (3,622,833)       (611,378)
   Russell Midcap
     Value                 52,585,746     3,963,185       (638,924)      3,324,261
   -------------------------------------------------------------------------------

4.  iSHARES TRANSACTIONS

    At March 31, 2002, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

    The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.  LOANS OF PORTFOLIO SECURITIES

    Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

    As of March 31, 2002, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at March 31, 2002 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

Notes to the Financial Statements                                            209
iShares Trust
Notes to the Financial Statements (continued)

6.  LEGAL PROCEEDINGS

    In April 2002, the judge overseeing an ongoing action in the U.S. District Court for the Northern District of Illinois granted leave for a United States patentholder named MOPEX, Inc. to amend its complaint to add the Trust, along with seven other parties, as a defendant. There are now a total of twenty defendants, including the Trust's investment advisor, other exchange traded funds, various fund service providers and market makers, and the Chicago Stock Exchange, Inc. In the action, the plaintiff alleges that the actions of the parties, now including the Trust, infringed their patent. In addition, the plaintiff alleges that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. Although this is the only case to which the Trust has been named as a party, this action is one of three involving related issues. The Trust believes that it has valid defenses to all claims raised by the patentholder. However, a resolution of this case may impose increased costs on the Trust and thus raise the expense ratios of the Funds, adversely affecting performance.

210                                   2002 iShares Annual Report to Shareholders

Report of Independent Accountants


To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Russell Series Funds (the "Funds"), as listed on the table of contents at March 31, 2002, the results of each of their operations for the periods then ended, and the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
San Francisco, California
April 26, 2002





Report of Independent Accountants                                            211
iShares Trust
Tax Information (Unaudited)


       For corporate shareholders, a portion of the income dividends paid by certain of the Funds during the year ended March 31, 2002 qualified for the dividends received deduction:

  -----------------------------------------------
                                       Dividends-
                                         Received
  iShares Index Fund                    Deduction
  -----------------------------------------------
  Russell 3000                              99.93%
  Russell 3000 Growth                       99.99
  Russell 3000 Value                        99.77
  Russell 2000                              73.59
  Russell 2000 Growth                       99.01
  Russell 2000 Value                        67.71
  Russell 1000                             100.00%
  Russell 1000 Growth                       98.84
  Russell 1000 Value                       100.00
  Russell Midcap                            85.95
  Russell Midcap Growth                    100.00
  Russell Midcap Value                      91.74
  -----------------------------------------------



Shareholder Meeting Results (Unaudited)

       A special meeting of shareholders of the iShares Trust was held on November 15, 2001. At the meeting, the following matter was voted upon and approved by the shareholders. The matter voted upon was a Trust-wide proposal and the voting results are presented below.

       Proposal: To elect the six nominees specified below as Trustees, to hold
       --------
office until their successors are duly elected and qualified.

  --------------------------------------------------
  Trustee                Votes For    Votes Withheld
  --------------------------------------------------
  Nathan Most           99,539,634           163,697
  Richard K. Lyons      99,539,634           163,697
  George G.C. Parker    99,539,634           163,697
  John B. Carroll       99,539,634           163,697
  W. Allen Reed         99,539,634           163,697
  Garrett F. Bouton     99,539,634           163,697
  --------------------------------------------------


       Messrs. Most, Lyons, and Parker previously served as Trustees of the Trust and were reelected. Messrs. Carroll, Reed and Bouton were newly elected.




212                                   2002 iShares Annual Report to ShareholderS
iShares Trust
Supplemental Information (Unaudited)

The charts below present information about the differences between the daily closing price on secondary markets for shares of an iShares Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. The "Closing Price" of each iShares Fund is the price of the last reported trade for shares of such Fund on any major U.S. market. Each Fund's Closing Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The trading price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Closing Price of a Fund on a given day. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. One reason for differences is that timing discrepancies can exist between the determination of NAV and Closing Price of a Fund. Trading activity varies and it is important to note that the date/time of the last trade (which is recorded as the Closing Price) may not take place at the time when the Funds normally calculated NAV. Each Fund normally trades on its respective stock exchange until 4:00 p.m. (Eastern Time). Price Discovery, the constant flow of information among investors, corporations and financial institutions, causes market prices to change and evolve throughout the trading day, even after non-U.S. markets are closed. Price Discovery between the time that each Fund calculates its NAV and the date/time of the last trade may contribute to any difference between the NAV and the Closing Price of each Fund.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through the date of this report (March 31, 2002). The specific periods covered for each Fund is disclosed in the chart for such Fund.

The vertical column of each chart shows the premium or discount expressed as a Percentage of NAV. The horizontal column indicates the number of trading days in the period covered by the chart. Each bar in the chart shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

SUPPLEMENTAL Information                                                     213
iShares Trust
Supplemental Information (Unaudited) (continued)


                        iShares Russell 3000 Index Fund
              PERIOD COVERED: JULY 1, 2000 THROUGH MARCH 31, 2002

                  PERCENT PREMIUMS/DISCOUNTS        NUMBER OF DAYS

                  GT 6.00%                                 0
                  GT 5.50%_LT 6.00%                        0
                  GT 5.00%_LT 5.50%                        0
                  GT 4.50%_LT 5.00%                        0
                  GT 4 00%_LT 4.50%                        0
                  GT 3.50%_LT 4.00%                        0
                  GT 3.00%_LT 3.50%                        0
                  GT 2.50%_LT 3.00%                        0
                  GT 2.00%_LT 2.50%                        0
                  GT 1.50%_LT 2.00%                        0
                  GT 1.00%_LT 1.50%                        1
                  GT 0.50%_LT 1.00%                       15
                  LT 0.50%_GT (0.50)%                    407
                  LT (0.50)%_GT (1.00)%                    7
                  LT (1.00)%_GT (1.50)%                    2
                  LT (1.50)%_GT (2.00)%                    1
                  LT (2.00)%_GT (2.50)%                    0
                  LT (2.50)%_GT (3.00)%                    0
                  LT (3.00)%_GT (3.50)%                    0
                  LT (3.50)%_GT (4.00)%                    0
                  LT (4.00)%_GT (4.50)%                    0
                  LT (4.50)%_GT (5.00)%                    0
                  LT (5.00)%_GT (5.50)%                    0
                  LT (5.50)%_GT (6.00)%                    0
                  LT (6.00)%                               0





                     iShares Russell 3000 Growth Index Fund
             PERIOD COVERED: OCTOBER 1, 2000 THROUGH MARCH 31, 2002

                 PERCENT PREMIUMS/DISCOUNTS       NUMBER OF DAYS

                 GT 6.00%                                 0
                 GT 5.50%_LT 6.00%                        0
                 GT 5.00%_LT 5.50%                        0
                 GT 4.50%_LT 5.00%                        0
                 GT 4 00%_LT 4.50%                        0
                 GT 3.50%_LT 4.00%                        1
                 GT 3.00%_LT 3.50%                        2
                 GT 2.50%_LT 3.00%                        1
                 GT 2.00%_LT 2.50%                        7
                 GT 1.50%_LT 2.00%                       10
                 GT 1.00%_LT 1.50%                       11
                 GT 0.50%_LT 1.00%                       20
                 LT 0.50%_GT (0.50)%                    265
                 LT (0.50)%_GT (1.00)%                   27
                 LT (1.00)%_GT (1.50)%                   10
                 LT (1.50)%_GT (2.00)%                    7
                 LT (2.00)%_GT (2.50)%                    5
                 LT (2.50)%_GT (3.00)%                    2
                 LT (3.00)%_GT (3.50)%                    2
                 LT (3.50)%_GT (4.00)%                    0
                 LT (4.00)%_GT (4.50)%                    0
                 LT (4.50)%_GT (5.00)%                    0
                 LT (5.00)%_GT (5.50)%                    0
                 LT (5.50)%_GT (6.00)%                    0
                 LT (6.00)%                               0


214                                   2002 iShares Annual Report to Shareholders
iShares Trust
Supplemental Information (Unaudited) (continued)


                     iShares Russell 3000 Value Index Fund
             PERIOD COVERED: OCTOBER 1, 2000 THROUGH MARCH 31, 2002



                  PERCENT PREMIUMS/DISCOUNTS        NUMBER OF DAYS

                  GT 6.00%                                 0
                  GT 5.50%_LT 6.00%                        0
                  GT 5.00%_LT 5.50%                        0
                  GT 4.50%_LT 5.00%                        0
                  GT 4 00%_LT 4.50%                        0
                  GT 3.50%_LT 4.00%                        0
                  GT 3.00%_LT 3.50%                        0
                  GT 2.50%_LT 3.00%                        0
                  GT 2.00%_LT 2.50%                        0
                  GT 1.50%_LT 2.00%                        0
                  GT 1.00%_LT 1.50%                        3
                  GT 0.50%_LT 1.00%                       20
                  LT 0.50%_GT (0.50)%                    316
                  LT (0.50)%_GT (1.00)%                   23
                  LT (1.00)%_GT (1.50)%                    5
                  LT (1.50)%_GT (2.00)%                    2
                  LT (2.00)%_GT (2.50)%                    0
                  LT (2.50)%_GT (3.00)%                    0
                  LT (3.00)%_GT (3.50)%                    0
                  LT (3.50)%_GT (4.00)%                    1
                  LT (4.00)%_GT (4.50)%                    0
                  LT (4.50)%_GT (5.00)%                    0
                  LT (5.00)%_GT (5.50)%                    0
                  LT (5.50)%_GT (6.00)%                    0
                  LT (6.00)%                               0


                        iShares Russell 2000 Index Fund
              PERIOD COVERED: JULY 1, 2000 THROUGH MARCH 31, 2002


                  PERCENT PREMIUMS/DISCOUNTS       NUMBER OF DAYS

                  GT 6.00%                                 0
                  GT 5.50%_LT 6.00%                        0
                  GT 5.00%_LT 5.50%                        0
                  GT 4.50%_LT 5.00%                        0
                  GT 4 00%_LT 4.50%                        0
                  GT 3.50%_LT 4.00%                        0
                  GT 3.00%_LT 3.50%                        0
                  GT 2.50%_LT 3.00%                        0
                  GT 2.00%_LT 2.50%                        0
                  GT 1.50%_LT 2.00%                        0
                  GT 1.00%_LT 1.50%                        1
                  GT 0.50%_LT 1.00%                        6
                  LT 0.50%_GT (0.50)%                    403
                  LT (0.50)%_GT (1.00)%                   22
                  LT (1.00)%_GT (1.50)%                    2
                  LT (1.50)%_GT (2.00)%                    0
                  LT (2.00)%_GT (2.50)%                    0
                  LT (2.50)%_GT (3.00)%                    1
                  LT (3.00)%_GT (3.50)%                    0
                  LT (3.50)%_GT (4.00)%                    0
                  LT (4.00)%_GT (4.50)%                    0
                  LT (4.50)%_GT (5.00)%                    0
                  LT (5.00)%_GT (5.50)%                    0
                  LT (5.50)%_GT (6.00)%                    0
                  LT (6.00)%                               0


Supplemental Information                                                     215
iShares Trust
Supplemental Information (Unaudited) (continued)


                     iShares Russell 2000 Growth Index Fund
             PERIOD COVERED: OCTOBER 1, 2000 THROUGH MARCH 31, 2002



                   PERCENT PREMIUMS/DISCOUNTS       NUMBER OF DAYS

                   GT  6.00%                                0
                   GT  5.50%_LT 6.00%                       0
                   GT  5.00%_LT 5.50%                       0
                   GT  4.50%_LT 5.00%                       0
                   GT  4 00%_LT 4.50%                       0
                   GT  3.50%_LT 4.00%                       0
                   GT  3.00%_LT 3.50%                       0
                   GT  2.50%_LT 3.00%                       0
                   GT  2.00%_LT 2.50%                       1
                   GT  1.50%_LT 2.00%                       0
                   GT  1.00%_LT 1.50%                       3
                   GT  0.50%_LT 1.00%                      25
                   LT  0.50%_GT (0.50)%                   319
                   LT (0.50)%_GT (1.00)%                   20
                   LT (1.00)%_GT (1.50)%                    4
                   LT (1.50)%_GT (2.00)%                    0
                   LT (2.00)%_GT (2.50)%                    0
                   LT (2.50)%_GT (3.00)%                    0
                   LT (3.00)%_GT (3.50)%                    0
                   LT (3.50)%_GT (4.00)%                    0
                   LT (4.00)%_GT (4.50)%                    0
                   LT (4.50)%_GT (5.00)%                    0
                   LT (5.00)%_GT (5.50)%                    0
                   LT (5.50)%_GT (6.00)%                    0
                   LT (6.00)%                               0



                     iShares Russell 2000 Value Index Fund
             PERIOD COVERED: OCTOBER 1, 2000 THROUGH MARCH 31, 2002



                   PERCENT PREMIUMS/DISCOUNTS       NUMBER OF DAYS


                   GT  6.00%                                0
                   GT  5.50%_LT 6.00%                       0
                   GT  5.00%_LT 5.50%                       0
                   GT  4.50%_LT 5.00%                       0
                   GT  4 00%_LT 4.50%                       0
                   GT  3.50%_LT 4.00%                       0
                   GT  3.00%_LT 3.50%                       0
                   GT  2.50%_LT 3.00%                       0
                   GT  2.00%_LT 2.50%                       0
                   GT  1.50%_LT 2.00%                       0
                   GT  1.00%_LT 1.50%                       1
                   GT  0.50%_LT 1.00%                       6
                   LT  0.50%_GT (0.50)%                   354
                   LT (0.50)%_GT (1.00)%                   11
                   LT (1.00)%_GT (1.50)%                    0
                   LT (1.50)%_GT (2.00)%                    0
                   LT (2.00)%_GT (2.50)%                    0
                   LT (2.50)%_GT (3.00)%                    0
                   LT (3.00)%_GT (3.50)%                    0
                   LT (3.50)%_GT (4.00)%                    0
                   LT (4.00)%_GT (4.50)%                    0
                   LT (4.50)%_GT (5.00)%                    0
                   LT (5.00)%_GT (5.50)%                    0
                   LT (5.50)%_GT (6.00)%                    0
                   LT (6.00)%                               0

216                                   2002 iShares Annual Report to Shareholders
iShares Trust
Supplemental Information (Unaudited) (continued)



                        iShares Russell 1000 Index Fund
              PERIOD COVERED: JULY 1, 2000 THROUGH MARCH 31, 2002



                  PERCENT PREMIUMS/DISCOUNTS        NUMBER OF DAYS

                  GT 6.00%                                 0
                  GT 5.50%_LT 6.00%                        0
                  GT 5.00%_LT 5.50%                        0
                  GT 4.50%_LT 5.00%                        0
                  GT 4 00%_LT 4.50%                        0
                  GT 3.50%_LT 4.00%                        0
                  GT 3.00%_LT 3.50%                        0
                  GT 2.50%_LT 3.00%                        0
                  GT 2.00%_LT 2.50%                        0
                  GT 1.50%_LT 2.00%                        0
                  GT 1.00%_LT 1.50%                        2
                  GT 0.50%_LT 1.00%                       19
                  LT 0.50%_GT (0.50)%                    405
                  LT (0.50)%_GT (1.00)%                    7
                  LT (1.00)%_GT (1.50)%                    1
                  LT (1.50)%_GT (2.00)%                    1
                  LT (2.00)%_GT (2.50)%                    0
                  LT (2.50)%_GT (3.00)%                    0
                  LT (3.00)%_GT (3.50)%                    0
                  LT (3.50)%_GT (4.00)%                    0
                  LT (4.00)%_GT (4.50)%                    0
                  LT (4.50)%_GT (5.00)%                    0
                  LT (5.00)%_GT (5.50)%                    0
                  LT (5.50)%_GT (6.00)%                    0
                  LT (6.00)%                               0



                     iShares Russell 1000 Growth Index Fund
              PERIOD COVERED: JULY 1, 2000 THROUGH MARCH 31, 2002



                  PERCENT PREMIUMS/DISCOUNTS         NUMBER OF DAYS

                  GT 6.00%                                 0
                  GT 5.50%_LT 6.00%                        0
                  GT 5.00%_LT 5.50%                        0
                  GT 4.50%_LT 5.00%                        0
                  GT 4 00%_LT 4.50%                        0
                  GT 3.50%_LT 4.00%                        0
                  GT 3.00%_LT 3.50%                        0
                  GT 2.50%_LT 3.00%                        0
                  GT 2.00%_LT 2.50%                        0
                  GT 1.50%_LT 2.00%                        1
                  GT 1.00%_LT 1.50%                        6
                  GT 0.50%_LT 1.00%                       18
                  LT 0.50%_GT (0.50)%                    399
                  LT (0.50)%_GT (1.00)%                    9
                  LT (1.00)%_GT (1.50)%                    1
                  LT (1.50)%_GT (2.00)%                    1
                  LT (2.00)%_GT (2.50)%                    0
                  LT (2.50)%_GT (3.00)%                    0
                  LT (3.00)%_GT (3.50)%                    0
                  LT (3.50)%_GT (4.00)%                    0
                  LT (4.00)%_GT (4.50)%                    0
                  LT (4.50)%_GT (5.00)%                    0
                  LT (5.00)%_GT (5.50)%                    0
                  LT (5.50)%_GT (6.00)%                    0
                  LT (6.00)%                               0


Supplemental Information                                                     217
iShares Trust
Supplemental Information (Unaudited) (continued)

                     iShares Russell 1000 Value Index Fund
              PERIOD COVERED: JULY 1, 2000 THROUGH MARCH 31, 2002



                  PERCENT PREMIUMS/DISCOUNTS       NUMBER OF DAYS

                  GT 6.00%                                 0
                  GT 5.50%_LT 6.00%                        0
                  GT 5.00%_LT 5.50%                        0
                  GT 4.50%_LT 5.00%                        0
                  GT 4 00%_LT 4.50%                        0
                  GT 3.50%_LT 4.00%                        0
                  GT 3.00%_LT 3.50%                        0
                  GT 2.50%_LT 3.00%                        0
                  GT 2.00%_LT 2.50%                        1
                  GT 1.50%_LT 2.00%                        0
                  GT 1.00%_LT 1.50%                        0
                  GT 0.50%_LT 1.00%                        3
                  LT 0.50%_GT (0.50)%                    430
                  LT (0.50)%_GT (1.00)%                    1
                  LT (1.00)%_GT (1.50)%                    0
                  LT (1.50)%_GT (2.00)%                    0
                  LT (2.00)%_GT (2.50)%                    0
                  LT (2.50)%_GT (3.00)%                    0
                  LT (3.00)%_GT (3.50)%                    0
                  LT (3.50)%_GT (4.00)%                    0
                  LT (4.00)%_GT (4.50)%                    0
                  LT (4.50)%_GT (5.00)%                    0
                  LT (5.00)%_GT (5.50)%                    0
                  LT (5.50)%_GT (6.00)%                    0
                  LT (6.00)%                               0



                       iShares Russell Midcap Index Fund
             PERIOD COVERED: OCTOBER 1, 2001 THROUGH MARCH 31, 2002

                 PERCENT PREMIUMS/DISCOUNTS        NUMBER OF DAYS


                 GT 6.00%                                 0
                 GT 5.50%_LT 6.00%                        0
                 GT 5.00%_LT 5.50%                        0
                 GT 4.50%_LT 5.00%                        0
                 GT 4 00%_LT 4.50%                        0
                 GT 3.50%_LT 4.00%                        0
                 GT 3.00%_LT 3.50%                        0
                 GT 2.50%_LT 3.00%                        0
                 GT 2.00%_LT 2.50%                        2
                 GT 1.50%_LT 2.00%                        0
                 GT 1.00%_LT 1.50%                        4
                 GT 0.50%_LT 1.00%                        9
                 LT 0.50%_GT (0.50)%                     94
                 LT (0.50)%_GT (1.00)%                   12
                 LT (1.00)%_GT (1.50)%                    2
                 LT (1.50)%_GT (2.00)%                    1
                 LT (2.00)%_GT (2.50)%                    0
                 LT (2.50)%_GT (3.00)%                    0
                 LT (3.00)%_GT (3.50)%                    0
                 LT (3.50)%_GT (4.00)%                    0
                 LT (4.00)%_GT (4.50)%                    0
                 LT (4.50)%_GT (5.00)%                    0
                 LT (5.00)%_GT (5.50)%                    0
                 LT (5.50)%_GT (6.00)%                    0
                 LT (6.00)%                               0




218                                   2002 iShares Annual Report to Shareholders
iShares Trust
Supplemental Information (Unaudited) (continued)



                    iShares Russell Midcap Growth Index Fund
             PERIOD COVERED: OCTOBER 1, 2001 THROUGH MARCH 31, 2002

                  PERCENT PREMIUMS/DISCOUNTS       NUMBER OF DAYS


                  GT 6.00%                                 0
                  GT 5.50%_LT 6.00%                        0
                  GT 5.00%_LT 5.50%                        0
                  GT 4.50%_LT 5.00%                        0
                  GT 4 00%_LT 4.50%                        0
                  GT 3.50%_LT 4.00%                        0
                  GT 3.00%_LT 3.50%                        0
                  GT 2.50%_LT 3.00%                        0
                  GT 2.00%_LT 2.50%                        0
                  GT 1.50%_LT 2.00%                        1
                  GT 1.00%_LT 1.50%                        3
                  GT 0.50%_LT 1.00%                       11
                  LT 0.50%_GT (0.50)%                     97
                  LT (0.50)%_GT (1.00)%                    8
                  LT (1.00)%_GT (1.50)%                    1
                  LT (1.50)%_GT (2.00)%                    2
                  LT (2.00)%_GT (2.50)%                    0
                  LT (2.50)%_GT (3.00)%                    0
                  LT (3.00)%_GT (3.50)%                    0
                  LT (3.50)%_GT (4.00)%                    0
                  LT (4.00)%_GT (4.50)%                    1
                  LT (4.50)%_GT (5.00)%                    0
                  LT (5.00)%_GT (5.50)%                    0
                  LT (5.50)%_GT (6.00)%                    0
                  LT (6.00)%                               0




                    iShares Russell Midcap Value Index Fund
             PERIOD COVERED: OCTOBER 1, 2001 THROUGH MARCH 31, 2002

                  PERCENT PREMIUMS/DISCOUNTS  NUMBER OF DAYS

                  GT 6.00%                                 0
                  GT 5.50%_LT 6.00%                        0
                  GT 5.00%_LT 5.50%                        0
                  GT 4.50%_LT 5.00%                        0
                  GT 4 00%_LT 4.50%                        0
                  GT 3.50%_LT 4.00%                        0
                  GT 3.00%_LT 3.50%                        0
                  GT 2.50%_LT 3.00%                        0
                  GT 2.00%_LT 2.50%                        0
                  GT 1.50%_LT 2.00%                        1
                  GT 1.00%_LT 1.50%                        0
                  GT 0.50%_LT 1.00%                        5
                  LT 0.50%_GT (0.50)%                    109
                  LT (0.50)%_GT (1.00)%                    7
                  LT (1.00)%_GT (1.50)%                    1
                  LT (1.50)%_GT (2.00)%                    1
                  LT (2.00)%_GT (2.50)%                    0
                  LT (2.50)%_GT (3.00)%                    0
                  LT (3.00)%_GT (3.50)%                    0
                  LT (3.50)%_GT (4.00)%                    0
                  LT (4.00)%_GT (4.50)%                    0
                  LT (4.50)%_GT (5.00)%                    0
                  LT (5.00)%_GT (5.50)%                    0
                  LT (5.50)%_GT (6.00)%                    0
                  LT (6.00)%                               0




Supplemental Information                                                     219
iShares Trust
Trustees Information (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and oversees 77 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 100 portfolios within the fund complex. Additional information about the Funds' Trustees may be found in the Funds' Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

                                            Interested Trustees
  -------------------------------------------------------------------------------------------------------
                                      Position(s),      Principal Occupation(s)
   Name, Age and Address          Length of Service      During Past 5 Years     Other Directorships Held
  -------------------------------------------------------------------------------------------------------
  *Garrett F. Bouton (56)         Chairman (since       Managing Director and    Chairman of the Board of
  Barclays Global Investors       February 28, 2002),   Chief Executive Officer  Directors (since 1998)
  45 Fremont Street San           Trustee (since        (since 1999) for         of BGFA; Director (since
  Francisco, CA 94105             January 1, 2002)      Barclays Global          1998) of BGI; Director
                                  and President.        Investors, N.A. ("BGI")  of various Barclays
                                                        Global Individual        subsidiaries (since
                                                        Investor Business;       1997).
                                                        Global H.R. Director
                                                        (from 1996-1999) for
                                                        BGI.

  *Nathan Most (87)               Trustee (since        Consultant to BGI        None.
  P.O. Box 193                    February 15, 2000)    (1998-present),
  Burlingame, CA 94011                                  American Stock Exchange
                                                        (1996-2000) and the
                                                        Hong Kong Stock
                                                        Exchange (1998 to
                                                        present); Consultant to
                                                        the Amsterdam Stock
                                                        Exchange (1997-1998);
                                                        Consultant to the
                                                        Pacific Stock Exchange
                                                        (1997-1998); Formerly
                                                        Senior Vice President
                                                        American Stock Exchange
                                                        (New Product
                                                        Development)
                                                        (1976-1996).

________________________

* Garrett F. Bouton and Nathan Most are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds' investment advisor and BGI, the parent company of BGFA.

                                           Independent Trustees
  -------------------------------------------------------------------------------------------------------
                                      Position(s),      Principal Occupation(s)
  Name, Age and Address           Length of Service      During Past 5 Years     Other Directorships Held
  -------------------------------------------------------------------------------------------------------
  John B. Carroll (65)            Trustee (since        Retired Vice President   Former Trustee and
  520 Main Street                 January 1, 2002)      of Investment            member of the Executive
  Ridgefield, CT 06877                                  Management (1984-2000)   Committee (since 1991)
                                                        of Verizon Corporation;  of The Common Fund
                                                        Advisory Board member    Institutional Funds, a
                                                        of Ibbotson Associates   non-profit organization;
                                                        (1992-1998); former      Member of the Board of
                                                        Vice Chairman and        Managers of JP Morgan
                                                        Executive Committee      Private Equity Funds.
                                                        Member (1994-1998) of
                                                        the Committee on
                                                        Investment of Employee
                                                        Benefit Assets of the
                                                        Financial Executive
                                                        Institute.

  Richard K. Lyons (41)           Trustee (since        Professor, University    Board of Trustees:
  Haas School of Business,        February 15, 2000)    of California,           Matthews Asian Funds
  UC Berkeley                                           Berkeley: Haas School    since 1995 (oversees 6
  Berkeley, CA 94720                                    of Business (since       portfolios).
                                                        1993); Consultant for
                                                        IMF World Bank, Federal
                                                        Reserve Bank, and
                                                        Citibank N.A. (since
                                                        2000)

220                                   2002 iShares Annual Report to Shareholders
iShares Trust
TRUSTEES INFORMATION (UNAUDITED) (CONTINUED)

                                     Independent Trustees (Continued)
  -------------------------------------------------------------------------------------------------------
                                      Position(s),      Principal Occupation(s)
      Name, Age and Address        Length of Service      During Past 5 Years    Other Directorships Held
  -------------------------------------------------------------------------------------------------------
  George G. C. Parker (60)        Trustee (since        Dean Witter              Board of Directors:
  Graduate School of Business     February 15, 2000)    Distinguished Professor  Affinity Group (since
  (Room K301)                                           of Finance (since        1998); Bailard, Biehl
  Stanford University                                   1994); Associate Dean    and Kaiser, Inc. (since
  521 Memorial Way                                      for Academic Affairs,    1985); California
  Stanford, CA 94305                                    Director of MBA          Casualty Group of
                                                        Program, and Professor,  Insurance Companies
                                                        Stanford University:     (since 1978); Continental
                                                        Graduate School of       Airlines, Inc. (since
                                                        Business (1993-2001).    1996); Community First
                                                                                 Financial Group (since
                                                                                 1995); Dresdner/RCM
                                                                                 Mutual Funds (oversees
                                                                                 10 portfolios)
                                                                                 (1994-2002); Tyon Ranch
                                                                                 Company (since 1999).

  W. Allen Reed (54)              Trustee (since        President and Chief      Director (since 1994) of
  General Motors Investment       January 1, 2002)      Executive Officer        General Motors
  Management Corp.                                      (since 1994) of General  Investment Management
  767 Fifth Avenue                                      Motors Investment        Corporation; Director
  New York, NY 10153                                    Management Corporation.  (1995-1998) of Taubman
                                                                                 Centers, Inc. (a real
                                                                                 estate investment
                                                                                 trust); Director (since
                                                                                 1992) of FLIR Systems
                                                                                 (an imaging technology
                                                                                 company); Director
                                                                                 (since 1994) of General
                                                                                 Motors Acceptance
                                                                                 Corporation; Director
                                                                                 (since 1994) of GMAC
                                                                                 Insurance Holdings, Inc.;
                                                                                 Director (since 1995) of
                                                                                 Global Emerging Markets
                                                                                 Fund; Director (since 2000)
                                                                                 of Temple Inland Industries;
                                                                                 Chairman (since 1995) of
                                                                                 the Investment Advisory
                                                                                 Committee of Howard Hughes
                                                                                 Medical Institute.

                                            Officers Who are Not Trustees
  -------------------------------------------------------------------------------------------------------------
                                                        Principal Occupation(s)
    Name, Age and Address             Position            During Past 5 Years    Directorships Held by Officers
  -------------------------------------------------------------------------------------------------------------
  Lee T. Kranefuss (39)           Vice President        Chief Executive Officer  Board of Trustees for Barclays
  Barclays Global Investors                             of the Individual        Global Investors Funds and
  45 Fremont Street                                     Investor Business of     Master Investment Portfolio
  San Francisco, CA 94105                               BGI.; The Boston         (since 2001).
                                                        Consulting Group (until
                                                        1997).

  Michael Latham (35)             Secretary, Treasurer  Director of Mutual Fund  None.
  Barclays Global Investors       and Principal         Delivery in the U.S.
  45 Fremont Street               Financial Officer     Individual Investor
  San Francisco, CA 94105                               Business of BGI (since
                                                        2000); Head of
                                                        Operations, BGI Europe
                                                        (1997-2000); Manager,
                                                        Portfolio Accounting
                                                        Group of BGI
                                                        (1994-1997).

  Donna M. McCarthy (34)          Assistant Treasurer   Unit Director (formerly  None.
  Investors Bank & Trust Co.                            Director), Mutual Fund
  200 Clarendon Street                                  Administration at
  Boston, MA 02116                                      Investors Bank & Trust
                                                        Co. ("IBT"); Manager,
                                                        Business Assurance
                                                        Group, Coopers &
                                                        Lybrand (1988-1994).

  Sandra I. Madden (34)           Assistant Secretary   Associate Counsel,       None.
  Investors Bank & Trust Co.                            Mutual Fund
  200 Clarendon Street                                  Administration, IBT
  Boston, MA 02116                                      (since 1999);
                                                        Associate, Scudder
                                                        Kemper
                                                        Investments, Inc.
                                                        (1996-1999).

  Susan C. Mosher (45)            Assistant Secretary   Senior Director &        None.
  Investors Bank & Trust Co.                            Senior Counsel, Mutual
  200 Clarendon Street                                  Fund Administration,
  Boston, MA 02116                                      IBT (since 1995).

Trustees Information                                                         221
iShares are distributed by SEI Investments             iShares(R)
Distribution Co. (SEI). Barclays Global                45 Fremont Street
Fund Advisors (BGFA) serves as an adviser              San Francisco, CA 94105
to iShares. Barclays Global Investors
Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

IBT serves as administrator, custodian,
securities lending agent and transfer agent for the iShares Russell Series.

iShares are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in iShares.

(C)2002 Barclays Global Investors. All
rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A.
All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

This report is intended for the Funds'
shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

 iShares(R) Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS
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